                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-08236


                                 Northern Funds
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31


                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:


EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4%

ARGENTINA - 0.2%
   BBVA Banco Frances S.A. ADR                                5,200   $       50
   Petroleo Brasileiro S.A. *                                12,800          156
   Telecom Argentina S.A. ADR *                              11,200          224
                                                                      ----------
                                                                             430
                                                                      ----------
BERMUDA - 0.1%
   Credicorp Ltd.                                             8,625          353
                                                                      ----------
BRAZIL - 3.8%
   All America Latina Logistica S.A.                         36,000          372
   Banco Nossa Caixa S.A.                                     3,000           67
   Brasil Telecom Participacoes S.A.                      5,534,000           90
   Centrais Eletricas Brasileiras S.A.                   11,820,000          282
   Cia de Concessoes Rodoviarias                             14,000          189
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                 1,573,000          216
   Cia Siderurgica Nacional S.A.                             12,000          363
   Cia Vale do Rio Doce                                      70,927        2,125
   Cosan SA Industria e Comercio *                            6,000          125
   Cyrela Brazil Realty S.A.                                 18,000          172
   Diagnosticos da America S.A. *                             4,000           85
   EDP - Energias do Brasil S.A.                              4,000           62
   Empresa Brasileira de Aeronautica S.A.                    43,000          442
   Gafisa S.A. *                                              6,000           88
   Gerdau S.A.                                                5,000           72
   Lojas Renner S.A.                                         12,000          171
   Natura Cosmeticos S.A.                                    10,000          141
   Perdigao S.A.                                              8,242          115
   Petroleo Brasileiro S.A. - Petrobras                     119,166        3,039
   Souza Cruz S.A.                                            8,000          144
   Submarino S.A.                                             5,000          161
   Tele Norte Leste Participacoes S.A.                        7,000          182
   Tractebel Energia S.A.                                    13,000          109
   Unibanco - Uniao de Bancos Brasileiros S.A.              112,200        1,061
                                                                      ----------
                                                                           9,873
                                                                      ----------
CHILE - 1.5%
   Banco de Credito e Inversiones                             3,200           95
   Banco Santander Chile S.A. ADR                             4,600          222
   CAP S.A.                                                   9,000          137
   Centros Comerciales Sudamericanos S.A.                    79,700          249
   Cia Cervecerias Unidas S.A. ADR                            3,000           89
   Cia de Telecomunicaciones de Chile S.A. ADR               12,800          103
   Cia Sudamericana de Vapores S.A.                          42,200           57
   Colbun S.A.                                              577,200          115

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

CHILE - 1.5% - (CONTINUED)
   CorpBanca S.A                                          9,134,200   $       48
   Cristalerias de Chile S.A.                                 3,400           37
   Distribucion y Servicio D&S S.A. ADR                       4,300           88
   Empresa Nacional de Electricidad S.A. ADR                 11,000          404
   Empresa Nacional de Telecomunicaciones S.A.               10,300          115
   Empresas CMPC S.A.                                         9,000          303
   Empresas COPEC S.A.                                       45,600          584
   Empresas Iansa S.A.                                      164,300           26
   Enersis S.A. ADR                                          26,000          416
   Inversiones Aguas Metropolitanas S.A.                     49,000           60
   Lan Airlines S.A. ADR                                      2,200          121
   Madeco S.A. *                                            348,100           38
   Masisa S.A.                                              327,400           66
   Parque Arauco S.A.                                        45,300           33
   SACI Falabella                                            46,600          164
   Sociedad Quimica y Minera de Chile S.A. ADR                1,300          176
   Vina Concha y Toro S.A.                                   35,900           54
                                                                      ----------
                                                                           3,800
                                                                      ----------
CHINA - 7.1%
   Air China Ltd.                                           254,000          138
   Aluminum Corp. of China Ltd.                             332,000          307
   Angang New Steel Co. Ltd.                                100,000          147
   Anhui Conch Cement Co. Ltd.                               46,000          153
   Bank of China Ltd. *                                   2,356,146        1,294
   Bank of Communications Co. Ltd.                          595,000          722
   Beijing Capital International Airport Co. Ltd.           142,000          111
   Byd Co. Ltd. *                                            12,000           46
   China Communications Construction Co. Ltd. *             191,000          189
   China Construction Bank                                2,593,643        1,651
   China Eastern Airlines Corp. Ltd. *                       98,000           21
   China Life Insurance Co. Ltd.                            739,502        2,525
   China Petroleum & Chemical Corp.                       1,756,751        1,626
   China Shipping Container Lines Co. Ltd.                  200,000           54
   China Shipping Development Co. Ltd.                      146,000          223
   China Southern Airlines Co. Ltd. *                        82,000           33
   China Telecom Corp. Ltd.                               1,456,000          798
   COSCO Holdings                                           167,000          109
   Datang International Power Generation Co. Ltd.           150,000          156
   Dongfeng Motor Group Co. Ltd. *                          256,000          124
   FU JI Food and Catering Services Holdings Ltd.            18,000           47
   Guangshen Railway Co. Ltd.                               150,000          102
   Guangzhou R&F Properties Co. Ltd.                        112,800          244


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

CHINA - 7.1% - (CONTINUED)
   Huadian Power International Co.                          120,000   $       47
   Huaneng Power International, Inc.                        328,000          293
   Hunan Non-Ferrous Metal Corp. Ltd. *                     118,000           68
   Industrial & Commercial Bank of China *                3,048,000        1,893
   Jiangsu Express                                          130,000           82
   Jiangxi Cooper Co. Ltd.                                  157,000          160
   Maanshan Iron & Steel                                    186,000          102
   PetroChina Co. Ltd.                                    1,985,038        2,813
   PICC Property & Casualty Co. Ltd. *                      258,000          132
   Ping An Insurance Group Co. of China Ltd.                145,000          803
   Semiconductor Manufacturing
      International Corp. *                               1,261,000          164
   Shanghai Electric Group Co. Ltd.                         298,000          125
   Shanghai Forte Land Co.                                   80,000           36
   Shenzhen Expressway Co. Ltd.                              52,000           31
   Sinopec Shanghai Petrochemical Co. Ltd.                  248,000          122
   Sinopec Yizheng Chemical Fibre Co. Ltd. *                 80,000           18
   Sinotrans Ltd.                                           114,000           41
   Travelsky Technology Ltd.                                 20,000           31
   Tsingtao Brewery Co. Ltd.                                 26,000           44
   Weichai Power Co. Ltd.                                    10,000           35
   Weiqiao Textile Co.                                       41,000           55
   Xinao Gas Holdings Ltd.                                   62,000           70
   Yanzhou Coal Mining Co. Ltd.                             188,000          152
   Zhejiang Expressway Co. Ltd.                             165,000          126
   Zijin Mining Group Co. Ltd.                              348,000          243
   ZTE Corp.                                                 13,800           64
                                                                      ----------
                                                                          18,570
                                                                      ----------
CZECH REPUBLIC - 0.7%
   CEZ                                                       22,170        1,022
   Komercni Banka A/S                                         1,610          240
   Philip Morris CR A/S                                         100           52
   Telefonica O2 Czech Republic A/S                          11,740          268
   Unipetrol *                                                8,130           92
   Zentiva N.V                                                2,460          150
                                                                      ----------
                                                                           1,824
                                                                      ----------
EGYPT - 0.8%
   Alexandria Mineral Oils Co.                                1,600           22
   Commercial International Bank                             17,320          176
   Credit Agricole Egypt                                      5,200           15
   Eastern Tobacco                                            1,200           65
   Egyptian Co. for Mobile Services                           3,680          116

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

EGYPT - 0.8% - (CONTINUED)
   Egyptian Financial & Industrial Co.                          400   $        5
   Egyptian Financial Group-Hermes Holding *                 18,340          129
   Egyptian International Pharmaceutical
      Industrial Co.                                          2,900           13
   Egyptian Media Production City *                           5,300           10
   EL Ezz Aldekhela Steel Alexandria                            300           50
   El Ezz Steel Rebars SAE *                                  2,900           27
   El Watany Bank of Egypt *                                  5,920           34
   Medinet Nasr Housing                                       2,200           42
   Misr Beni Suef Cement Co.                                  1,200           23
   Olympic Group Financial Investments                        3,800           35
   Orascom Construction Industries                            8,400          406
   Orascom Hotels & Development *                             9,000           65
   Orascom Telecom Holding SAE                               10,300          681
   Oriental Weavers                                           1,500           21
   Sidi Kerir Petrochemcials Co.                              2,800           56
   Telecom Egypt                                             34,800           86
                                                                      ----------
                                                                           2,077
                                                                      ----------
HONG KONG - 4.3%
   Agile Property Holdings Ltd.                             180,000          169
   Beijing Enterprises Holdings Ltd.                         26,000           56
   Brilliance China Automotive Holdings Ltd. *              168,000           29
   Chaoda Modern Agriculture                                168,000          108
   China Everbright Ltd. *                                   62,000           73
   China Mengniu Dairy Co. Ltd.                              98,000          258
   China Merchants Holdings International Co. Ltd.          109,300          448
   China Mobile Ltd.                                        518,486        4,480
   China Overseas Land & Investment Ltd.                    340,000          456
   China Resources Enterprise Ltd.                          122,000          351
   China Resources Land Ltd.                                118,000          141
   China Resources Power Holdings Co.                       124,000          187
   China Travel International Inv HK                        336,000          110
   Citic Pacific Ltd.                                       119,000          411
   CNOOC Ltd.                                             1,580,604        1,502
   Cofco International Ltd.                                  80,000           81
   Cosco Pacific Ltd.                                       116,000          272
   Denway Motors Ltd.                                       532,000          216
   Global Bio-Chem Technology Group Co. Ltd.                114,000           38
   GOME Electrical Appliances Holdings Ltd.                 106,000           83
   Guangdong Investment Ltd.                                272,000          123
   Guangzhou Investment Co. Ltd.                            374,000          105
   Hopson Development Holdings Ltd.                          68,000          192


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

HONG KONG - 4.3% - (CONTINUED)
   Li Ning Co. Ltd.                                          70,000   $      112
   Nine Dragons Paper Holdings Ltd.                         114,000          196
   Shanghai Industrial Holdings Ltd.                         48,000          102
   Shenzhen Investment Ltd.                                 114,000           48
   Shimao Property Holdings Ltd.*                            82,000          154
   Sinochem Hong Kong Holding Ltd.                          148,000           61
   TPV Technology Ltd.                                      122,000           77
                                                                      ----------
                                                                          10,639
                                                                      ----------
HUNGARY - 1.1%
   Gedeon Richter Nyrt                                        1,421          324
   Magyar Telekom Telecommunications PLC                     48,158          268
   MOL Hungarian Oil and Gas Nyrt                             7,286          826
   OTP Bank PLC                                              30,982        1,423
                                                                      ----------
                                                                           2,841
                                                                      ----------
INDIA - 6.4%
   Dr. Reddy's Laboratories Ltd. ADR                         25,780          469
   HDFC Bank Ltd. ADR                                        15,370        1,160
   ICICI Bank Ltd. ADR                                       69,164        2,887
   Infosys Technologies Ltd. ADR                             91,849        5,011
   Mahanagar Telephone Nigam ADR                             22,400          142
   Reliance Industries Ltd. GDR
      (London Exchange) (1) (2)                              67,345        3,872
   Reliance Industries Ltd. GDR (OTC Exchange)(1) (2)         4,000          230
   Satyam Computer Services Ltd. ADR                         48,460        1,164
   Tata Motors Ltd. ADR                                      43,150          882
   Wipro Ltd. ADR                                            37,540          606
                                                                      ----------
                                                                          16,423
                                                                      ----------
INDONESIA - 1.6%
   Aneka Tambang TbK PT                                      69,500           62
   Astra Agro Lestari Tbk PT                                 38,000           53
   Astra International Tbk PT                               211,500          369
   Bank Central Asia Tbk PT                                 638,500          369
   Bank Danamon Indonesia Tbk PT                            180,000          135
   Bank Internasional Indonesia Tbk PT                    1,834,500           49
   Bank Mandiri Persero Tbk PT                              622,500          201
   Bank Pan Indonesia Tbk PT *                              576,500           37
   Bank Rakyat Indonesia                                    569,000          326
   Berlian Laju Tanker Tbk PT                               223,000           43
   Bumi Resources Tbk PT                                  1,726,500          173
   Energi Mega Persada Tbk PT *                             382,500           22
   Gudang Garam Tbk PT                                       59,500           67
   Indocement Tunggal Prakarsa Tbk PT                        90,500           58

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

INDONESIA - 1.6% - (CONTINUED)
   Indofood Sukses Makmur Tbk PT                            453,000   $       68
   Indosat Tbk PT                                           254,500          191
   International Nickel Indonesia Tbk PT                     20,500           71
   Kalbe Farma Tbk PT *                                     460,500           61
   Perusahaan Gas Negara PT                                 190,000          245
   Ramayana Lestari Sentosa TbK PT *                        217,000           21
   Semen Gresik Persero Tbk PT                               15,000           61
   Telekomunikasi Indonesia Tbk PT                        1,050,321        1,180
   Unilever Indonesia Tbk PT                                158,500          116
   United Tractors Tbk PT                                   136,500           99
                                                                      ----------
                                                                           4,077
                                                                      ----------
ISRAEL - 2.2%
   Africa Israel Investments Ltd.                             1,400          106
   Aladdin Knowledge Systems Ltd. *                           1,000           19
   Alvarion Ltd. *                                            5,800           39
   AudioCodes Ltd. *                                          2,800           26
   Bank Hapoalim BM                                          96,890          456
   Bank Leumi Le-Israel BM                                   87,380          356
   Bezeq Israeli Telecommunication Corp. Ltd.               108,180          176
   Check Point Software Technologies *                       19,600          430
   Clal Industries and Investments                            5,900           31
   Clal Insurance                                             1,900           47
   Discount Investment Corp.                                  2,000           58
   ECI Telecom Ltd. *                                         5,700           49
   Elbit Systems Ltd.                                         2,100           68
   Given Imaging Ltd. *                                       1,300           25
   Harel Insurance Investments Ltd.                             720           39
   IDB Development Corp. Ltd.                                 2,110           66
   Israel (The) Corp. Ltd.                                      290          146
   Israel Chemicals Ltd.                                     51,480          322
   Israel Discount Bank Ltd. *                               45,100          100
   Koor Industries Ltd. *                                       907           48
   Makhteshim-Agan Industries Ltd.                           32,170          183
   Migdal Insurance Holdings Ltd.                            24,600           36
   Mizrahi Tefahot Bank Ltd.                                 11,920           90
   Nice Systems Ltd. *                                        5,120          158
   Orbotech Ltd. *                                            3,200           81
   Partner Communications                                     6,920           79
   RADWARE Ltd. *                                             1,700   $       27
   Retalix Ltd. *                                             1,600           26
   Strauss-Elite Ltd.                                         2,400           25
   Super-Sol Ltd. *                                           7,380           28


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

ISRAEL - 2.2% - (CONTINUED)
   Syneron Medical Ltd. *                                     1,700   $       46
   Tadiran Communications Ltd.                                  700           27
   Teva Pharmaceutical Industries Ltd.                       73,880        2,305
                                                                      ----------
                                                                           5,718
                                                                      ----------
LUXEMBOURG - 0.6%
   Tenaris S.A. ADR                                          31,679        1,580
                                                                      ----------
MALAYSIA - 2.5%
   AirAsia Bhd. *                                            80,000           34
   AMMB Holdings Bhd                                        145,100          131
   Astro All Asia Networks PLC                               51,300           81
   Berjaya Sports Toto Bhd                                   69,600           95
   British American Tobacco Malaysia Bhd                     13,200          162
   Bumiputra - Commerce Holdings Bhd                        231,100          508
   Bursa Malaysia Bhd                                        33,000           75
   DRB-Hicom Bhd                                             57,000           27
   Gamuda Bhd                                                61,400           89
   Genting Bhd                                               36,800          344
   Golden Hope Plantations Bhd                               45,400           77
   Guinness Anchor Bhd                                       11,000           19
   Highlands & Lowlands Bhd                                  14,000           21
   Hong Leong Bank Bhd                                       48,600           76
   Hong Leong Financial Group Bhd                            18,000           25
   IGB Corp. Bhd                                             71,000           36
   IJM Corp. Bhd                                             37,000           77
   IOI Corp. Bhd                                             72,400          378
   IOI Properties Bhd                                         8,000           22
   KLCC Property Holdings Bhd                                42,000           34
   Kuala Lumpur Kepong Bhd                                   26,100          100
   Kurnia Asia Bhd                                           27,000            9
   Lafarge Malayan Cement Bhd                               131,000           51
   Magnum Corp. Bhd                                          84,000           57
   Malakoff Bhd                                              56,700          162
   Malayan Banking Bhd                                      198,700          665
   Malaysia International Shipping
      Corp. Bhd. (MISC)                                     117,600          297
   Malaysian Airline System Bhd. *                           24,000           32
   Malaysian Bulk Carriers Bhd                               19,000           14
   Malaysian Pacific Industries                               8,000           24
   Malaysian Resources Corp Bhd. *                           62,000           18
   Maxis Communications Bhd                                  92,900          269
   Media Prima Bhd                                           61,000           43
   MMC Corp. Bhd                                             29,200           33

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

MALAYSIA - 2.5% - (CONTINUED)
   Mulpha International Bhd. *                               80,000   $       31
   Multi-Purpose Holdings Bhd. *                             48,000           18
   Petronas Dagangan Bhd                                     23,600           33
   Petronas Gas Bhd                                          40,900          104
   PLUS Expressways Bhd                                     158,000          126
   POS Malaysia & Services Holdings Bhd                      32,000           45
   PPB Group Bhd                                             51,000           79
   Proton Holdings Bhd                                       26,000           49
   Public Bank Bhd                                          106,000          236
   Resorts World Bhd                                         51,500          213
   RHB Capital Bhd                                           72,000           70
   Road Builder M Holdings Bhd                               35,000           34
   Scomi Group Bhd                                           48,000           14
   Shell Refining Co. Federation of Malaya Bhd               16,000           48
   Sime Darby Bhd                                           156,200          319
   SP Setia Bhd                                              50,400           73
   Star Publications Malaysia Bhd                            45,000           39
   TA Enterprise Bhd                                         50,000           11
   TAN Chong Motor Holdings Bhd                              24,000            9
   Tanjong PLC                                               22,600           92
   Telekom Malaysia Bhd                                      88,100          244
   Tenaga Nasional Bhd                                      108,400          335
   Transmile Group Bhd                                       14,000           56
   UMW Holdings Bhd                                          23,000           50
   YTL Corp. Bhd                                             66,400          123
                                                                      ----------
                                                                           6,536
                                                                      ----------
MEXICO - 6.0%
   Alfa S.A. de C.V., Class A                                34,000          226
   America Movil S.A. de C.V., Series L                   1,913,417        4,314
   Carso Infraestructura y Construccion
      S.A. de C.V. *                                         67,000           64
   Cemex S.A. de C.V., CPO *                                740,546        2,509
   Coca-Cola Femsa S.A. de CV, Series L                      28,000          106
   Consorcio ARA S.A. de C.V                                 22,000          150
   Controladora Comercial Mexicana
      S.A. de C.V., UBC                                      33,000           86
   Corp. GEO S.A. de C.V., Series B *                        45,000          225
   Desarrolladora Homex S.A. de C.V. *                       15,000          147
   Empresas ICA Sociedad Controladora
      S.A. de C.V. *                                         36,000          136
   Fomento Economico Mexicano
      S.A. de C.V., UBD                                      75,000          870


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

MEXICO - 6.0% - (CONTINUED)
   Grupo Aeroportuario del Pacifico
      S.A. de C.V., Class B                                  43,000   $      169
   Grupo Aeroportuario del Sureste
      S.A. de C.V., Class B                                  25,000          106
   Grupo Bimbo S.A. de C.V., Series A                        29,000          145
   Grupo Carso S.A. de C.V., Series A1                       62,000          229
   Grupo Financiero Banorte S.A. de C.V., Class O           138,000          539
   Grupo Mexico SAB de C.V., Series B                       109,000          399
   Grupo Modelo S.A., Series C                               56,000          311
   Grupo Televisa S.A., Series CPO                          245,612        1,331
   Industrias Penoles S.A. de C.V.                           10,000           92
   Kimberly-Clark de Mexico S.A. de C.V., Class A            49,000          225
   Telefonos de Mexico S.A. de C.V., Series L             1,003,388        1,423
   TV Azteca S.A. de C.V., CPO                              114,000           87
   Urbi Desarrollos Urbanos S.A. de C.V *                    28,000          101
   Wal-Mart de Mexico S.A. de C.V., Series V                323,971        1,425
                                                                      ----------
                                                                          15,415
                                                                      ----------
MOROCCO - 0.2%
   Attijariwafa Bank                                            300           82
   Banque Marocaine du Commerce Exterieur                       400           59
   Brasseries Maroc                                             100           20
   Holcim Maroc SA                                              200           48
   Lafarge Ciments/Morocco                                      100           45
   Managem                                                      200           10
   Marco Telecom                                             13,500          207
   ONA SA                                                       400           73
   Samir                                                        300           29
   Societe Nationale d'Investissement                           200           33
   Sonasid                                                      100           25
                                                                      ----------
                                                                             631
                                                                      ----------
PAKISTAN - 0.2%
   Engro Chemical Pakistan Ltd.                               7,500           21
   Fauji Fertilizer Co Ltd.                                  17,200           30
   Faysal Bank Ltd.                                           8,200            8
   HUB Power Co.                                             51,500           23
   ICI Pakistan Ltd.                                          3,300            6
   Lucky Cement Ltd.                                         15,500           15
   MCB Bank Ltd.                                             22,800           92
   National Bank Of Pakistan                                 14,800           55
   Nishat Mills Ltd.                                          6,200            9
   Oil & Gas Development Co Ltd.                             53,800          101
   Pakistan Petroleum Ltd.                                    4,700           18
   Pakistan State Oil Co Ltd.                                 9,000           43

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

PAKISTAN - 0.2% - (CONTINUED)
   Pakistan Telecommunication Co. Ltd.                       51,000   $       37
   SUI Northern Gas Pipeline                                 10,700           12
   United Bank Ltd.                                          12,800           32
                                                                      ----------
                                                                             502
                                                                      ----------
PHILIPPINES - 0.5%
   Ayala Corp.                                               10,600          128
   Ayala Land, Inc.                                         452,400          141
   Banco de Oro Universal Bank                               37,800           35
   Bank of the Philippine Islands                           112,940          146
   Equitable PCI Bank *                                      11,200           19
   Filinvest Land, Inc. *                                   360,000           16
   First Philippine Holdings Corp.                           22,000           28
   Globe Telecom, Inc.                                        2,750           69
   Jollibee Foods Corp.                                      35,600           31
   Manila Electric Co.                                       32,300           36
   Megaworld Corp. *                                      1,055,000           52
   Metropolitan Bank & Trust                                 57,000           60
   Petron Corp.                                             172,000           14
   Philippine Long Distance Telephone Co.                     5,750          299
   San Miguel Corp., Class B                                 24,600           39
   SM Investments Corp.                                      13,880           92
   SM Prime Holdings                                        365,000           80
                                                                      ----------
                                                                           1,285
                                                                      ----------
POLAND - 1.6%
   Agora S.A.                                                 4,526           57
   Asseco Poland S.A.                                         1,095           19
   Bank BPH                                                     901          287
   Bank Pekao S.A.                                            7,829          612
   Bank Zachodni WBK S.A.                                     2,255          175
   Boryszew S.A. *                                            1,596           13
   BRE Bank S.A. *                                              883          102
   Budimex S.A. *                                             1,114           29
   Computerland Poland S.A.                                     593           21
   Debica                                                       517           14
   Globe Trade Centre S.A. *                                 11,418          158
   Grupa Kety S.A.                                              953           66
   KGHM Polska Miedz S.A.                                    11,508          353
   Mondi Packaging Paper Swiecie S.A.                         1,216           44
   Orbis S.A.                                                 2,886           63
   Polish Oil & Gas Co.                                     123,707          153
   Polska Grupa Farmaceutycz                                    887           24
   Polski Koncern Naftowy Orlen                              33,412          549


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

POLAND - 1.6% - (CONTINUED)
   Powszechna Kasa Oszczednosci Bank Polski S.A.             41,727   $      675
   Prokom Software S.A.                                       1,175           55
   Telekomunikacja Polska S.A.                               73,048          618
   TVN S.A. *                                                13,325          112
                                                                      ----------
                                                                           4,199
                                                                      ----------
RUSSIA - 10.1%
   Comstar United Telesystems, GDR                           15,500          130
   LUKOIL ADR (London Exchange)                              29,180        2,550
   LUKOIL ADR (OTC Exchange)                                 22,800        2,018
   Mechel OAO ADR                                             2,342           60
   MMC Norilsk Nickel ADR                                     8,395        1,417
   Mobile Telesystems ADR                                    20,664        1,037
   NovaTek OAO GDR (Registered)                               7,600          483
   Novolipet Steel GDR (Registered)                           2,800           65
   Novolipetsk Steel GDR (London Exchange) *                  9,200          216
   OAO Gazprom ADR (London Exchange)                        243,640       11,208
   OAO Gazprom ADR (OTC Exchange)                            18,300          849
   Polyus Gold Co. ADR*                                       8,377          406
   Rostelecom ADR                                             7,140          325
   Sistema JSFC GDR                                           9,600          307
   Surgutneftegaz ADR (London Exchange)                         600           45
   Surgutneftegaz ADR (OTC Exchange)                         17,105        1,309
   Surgutneftegaz ADR (Preferred)                             7,705          863
   Tatneft GDR                                                7,035          668
   Unified Energy System ADR                                  8,800          951
   Unified Energy System GDR (Registered)                     1,300          141
   Uralsvyazinform ADR                                        5,000           65
   Vimpel-Communications ADR *                                9,587          757
   Wimm-Bill-Dann Foods OJSC ADR                              1,597          106
                                                                      ----------
                                                                          25,976
                                                                      ----------
SOUTH AFRICA - 8.1%
   African Bank Investments Ltd.                             48,437          197
   Alexander Forbes Ltd. *                                   32,286           72
   Allan Gray Property Trust                                107,241           93
   Anglo Platinum Corp. Ltd.                                  6,784          828
   Anglogold Ashanti Ltd.                                    15,971          751
   Aspen Pharmacare Holdings Ltd. *                          22,308          103
   Aveng Ltd.                                                38,697          185
   AVI Ltd.                                                  31,510           88
   Barloworld Ltd.                                           22,326          522
   Bidvest Group Ltd.                                        27,100          517
   Consol Ltd.                                               29,039           78

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

SOUTH AFRICA - 8.1% - (CONTINUED)
   Edgars Consolidated Stores Ltd.                           54,022   $      300
   Ellerine Holdings Ltd.                                     9,905          110
   FirstRand Ltd.                                           295,179          934
   Foschini Ltd.                                             21,457          176
   Gold Fields Ltd.                                          52,299          989
   Grindrod Ltd.                                             29,250           65
   Harmony Gold Mining Co. Ltd. *                            35,737          566
   Impala Platinum Holdings Ltd.                             55,117        1,445
   Imperial Holdings Ltd. *                                  19,553          457
   Investec Ltd.                                             16,622          208
   JD Group Ltd.                                             18,668          212
   Kumba Iron Ore Ltd. *                                      6,651          105
   Lewis Group Ltd.                                           8,645           73
   Liberty Group Ltd.                                        11,508          136
   Massmart Holdings Ltd.                                    21,083          211
   Metropolitan Holdings Ltd.                                52,741          113
   Mittal Steel South Africa Ltd.                            21,856          306
   MTN Group Ltd.                                           139,381        1,694
   Murray & Roberts Holdings Ltd.                            30,315          173
   Nampak Ltd.                                               52,169          162
   Naspers Ltd.                                              31,503          745
   Nedbank Group Ltd.                                        21,473          409
   Network Healthcare Holdings Ltd. *                       126,860          250
   Pick'n Pay Stores Ltd.                                    21,087           99
   Pretoria Portland Cement Co. Ltd.                          1,213           67
   Reunert Ltd.                                              17,620          205
   Sanlam Ltd.                                              241,935          631
   Sappi Ltd.                                                20,585          345
   Sasol Ltd.                                                61,594        2,271
   Shoprite Holdings Ltd.                                    46,552          170
   Spar Group (The) Ltd.                                     15,700           97
   Standard Bank Group Ltd.                                 127,176        1,713
   Steinhoff International Holdings Ltd.                     98,725          350
   Super Group Ltd.                                          22,175           36
   Telkom S.A. Ltd.                                          31,261          630
   Tiger Brands Ltd.                                         17,243          420
   Tongaat-Hulett Group (The) Ltd.                            4,783           76
   Truworths International Ltd.                              47,980          219
   Woolworths Holdings Ltd.                                  85,669          220
                                                                      ----------
                                                                          20,822
                                                                      ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

SOUTH KOREA - 14.4%
   Amorepacific Corp.*                                          309   $      193
   Asiana Airlines *                                          6,240           46
   Cheil Communications, Inc.                                   396           98
   Cheil Industries, Inc.                                     4,640          196
   CJ Corp.                                                   2,007          242
   Daeduck Electronics Co. *                                  1,540           12
   Daegu Bank *                                              12,690          217
   Daelim Industrial Co. *                                    2,470          202
   Daewoo Engineering & Construction Co. Ltd. *              16,470          338
   Daewoo International Corp. *                               4,440          186
   Daewoo Securities Co. Ltd.                                12,220          246
   Daewoo Shipbuilding & Marine
      Engineering Co. Ltd. *                                 10,380          326
   Daishin Securities Co. Ltd.                                3,450           87
   Daum Communications Corp. *                                  717           44
   Dongbu Insurance Co. Ltd.                                  2,850           76
   Dongkuk Steel Mill Co. Ltd. *                              4,600          116
   Doosan Infracore Co. Ltd. *                                6,470          146
   GS Engineering & Construction Corp. *                      3,820          341
   Hana Financial Group, Inc.                                12,210          642
   Hanjin Heavy Industries & Construction Co. Ltd. *          4,850          158
   Hanjin Shipping Co. Ltd. *                                 5,720          162
   Hankook Tire Co. Ltd.                                     11,230          191
   Hanmi Pharm Co. Ltd. *                                       514           77
   Hanwha Chem Corp. *                                        4,140           55
   Hite Brewery Co. Ltd. *                                    1,034          133
   Honam Petrochemical Corp. *                                1,620          121
   Hyosung Corp. *                                            2,420           71
   Hyundai Autonet Co. Ltd. *                                 9,210           90
   Hyundai Department Store Co. Ltd. *                        1,300          117
   Hyundai Development Co. *                                  6,700          409
   Hyundai Engineering & Construction Co. Ltd. *              4,870          299
   Hyundai Heavy Industries *                                 4,802          651
   Hyundai Marine & Fire Insurance Co. Ltd.                   7,210           91
   Hyundai Mipo Dockyard *                                    1,100          141
   Hyundai Mobis *                                            5,802          536
   Hyundai Motor Co. Ltd. *                                  16,212        1,175
   Hyundai Securities Co.                                    10,620          143
   Kangwon Land, Inc. *                                      11,230          244
   KCC Corp.                                                    510          159
   KIA Motors Corp. *                                        20,170          292
   Kookmin Bank *                                            35,225        2,837
   Korea Electric Power Corp. *                              27,116        1,236

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

SOUTH KOREA - 14.4% - (CONTINUED)
   Korea Exchange Bank *                                      8,760   $      121
   Korea Investment Holdings Co. Ltd.                         3,850          192
   Korea Zinc Co. Ltd.                                        1,200          127
   Korean Air Lines Co. Ltd.                                  3,889          148
   Korean Reinsurance Co.                                     8,150          111
   KT Corp.                                                  14,600          730
   KT Freetel Co. Ltd. *                                     10,230          327
   KT&G Corp. *                                              11,928          725
   LG Chem Ltd. *                                             4,950          229
   LG Electronics, Inc.                                      10,104          598
   LG Fashion Corp. *                                         1,767           40
   LG Household & Health Care Ltd. *                          1,224          163
   LG International Corp.                                     4,522          112
   LG Petrochemical Co. Ltd.                                  2,080           53
   LG.Philips LCD Co. Ltd. *                                  9,790          293
   Lotte Chilsung Beverage Co. Ltd. *                            70          105
   Lotte Confectionery Co. Ltd. *                                80          104
   Lotte Shopping Co. Ltd. *                                    934          388
   LS Cable Ltd. *                                            1,510           62
   Mirae Asset Securities Co. Ltd.                            1,494          121
   NCSoft Corp. *                                             1,470           84
   NHN Corp. *                                                3,864          474
   Nong Shim Co. Ltd. *                                         328          101
   Orion Corp. *                                                300           88
   Pacific Corp. *                                              140           26
   Poongsan Corp. *                                           2,170           54
   POSCO                                                      7,769        2,581
   Pusan Bank *                                              11,670          146
   S-Oil Corp.                                                4,740          349
   S1 Corp. of Korea                                          1,550           72
   Samsung Corp.                                             13,880          457
   Samsung Electro-Mechanics Co. Ltd.                         6,440          300
   Samsung Electronics Co. Ltd.                              12,288        8,100
   Samsung Engineering Co. Ltd.                               3,330          155
   Samsung Fine Chemicals Co. Ltd.                              950           24
   Samsung Fire & Marine Insurance Co. Ltd.                   3,858          670
   Samsung Heavy Industries Co. Ltd.                         18,100          434
   Samsung SDI Co. Ltd. *                                     3,270          226
   Samsung Securities Co. Ltd.                                5,924          323
   Samsung Techwin Co. Ltd.                                   4,280          156
   Shinhan Financial Group Co. Ltd. *                        22,200        1,134
   Shinsegae Co. Ltd.                                         1,505          939


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

SOUTH KOREA - 14.4% - (CONTINUED)
   SK Corp.                                                  11,567   $      908
   SK Telecom Co. Ltd.                                        4,175          999
   Tong Yang Investment Bank *                                8,780          104
   Woongjin Coway Co. Ltd. *                                  4,420          123
   Woori Investment & Securities Co. Ltd.                     9,530          205
   Yuhan Corp. *                                                817          156
                                                                      ----------
                                                                          37,279
                                                                      ----------
TAIWAN - 12.1%
   Accton Technology Corp. *                                 40,000           25
   Acer, Inc.                                               230,280          481
   Advanced Semiconductor Engineering, Inc. *               335,000          380
   Advantech Co Ltd.                                         22,219           80
   Asia Cement Corp.                                        143,520          137
   Asia Optical Co., Inc.                                    17,450           75
   Asustek Computer, Inc.                                   262,900          720
   AU Optronics Corp.                                       630,180          876
   Benq Corp. *                                             243,000          130
   Catcher Technology Co. Ltd.                               30,161          295
   Cathay Financial Holding Co. Ltd.                        564,720        1,282
   Cathay Real Estate Development Co. Ltd. *                 80,000           57
   Chang Hwa Commercial Bank *                              409,000          286
   Cheng Shin Rubber Industry Co. Ltd.                       56,750           56
   Cheng Uei Precision Industry Co. Ltd.                     25,159           90
   Chi Mei Optoelectronics Corp.                            370,048          375
   China Airlines *                                         132,034           62
   China Development Financial Holding Corp.                919,690          423
   China Motor Corp.                                         47,390           44
   China Steel Corp.                                        866,668          920
   Chinatrust Financial Holding Co.                         625,480          523
   Chunghwa Picture Tubes Ltd. *                            672,000          144
   Chunghwa Telecom Co. Ltd. ADR                             24,815          490
   Chunghwa Telecom Co. Ltd..                               258,000          480
   CMC Magnetics Corp. *                                    235,000           83
   Compal Communications, Inc.                               15,900           52
   Compal Electronics, Inc.                                 345,758          308
   Compeq Manufacturing Co. *                                73,000           34
   D-Link Corp.                                              55,600           73
   Delta Electronics, Inc.                                  145,900          470
   E.Sun Financial Holding Co.
      Ltd.                                                  269,200          187
   Eternal Chemical Co. Ltd.                                 40,300           62
   Eva Airways Corp.                                        116,000           48
   Evergreen Marine Corp. Tawain Ltd.                        88,180           51

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

TAIWAN - 12.1% - (CONTINUED)
   Far Eastern Textile Co. Ltd.                             261,620   $      229
   First Financial Holding Co. Ltd.                         447,250          340
   Formosa Chemicals & Fibre Co.                            296,520          496
   Formosa Petrochemical Corp.                              196,000          431
   Formosa Plastics Corp.                                   418,390          695
   Formosa Taffeta Co. Ltd.                                  72,540           55
   Foxconn Technology Co. Ltd.                               33,900          406
   Fu Sheng Industrial Co. Ltd.                              52,560           51
   Fubon Financial Holding Co. Ltd.                         365,000          342
   Fuhwa Financial Holdings Co. Ltd. *                      115,000           58
   Giant Manufacturing Co. Ltd.                              17,000           28
   Gigabyte Technology Co. Ltd.                              49,000           37
   HannStar Display Corp. *                                 426,000           81
   High Tech Computer Corp.                                  31,400          622
   HON HAI Precision Industry Co. Ltd.                      426,894        3,046
   Hua Nan Financial Holdings Co. Ltd.                      348,000          258
   Inventec Appliances Corp.                                 17,100           48
   Inventec Co. Ltd.                                        161,080          142
   Kinpo Electronics                                         81,740           32
   Largan Precision Co. Ltd.                                 10,500          203
   Lite-On Technology Corp.                                 249,993          338
   Macronix International *                                 252,000          109
   MediaTek, Inc.                                            79,200          819
   Mega Financial Holding Co. Ltd.                          892,000          656
   Micro-Star International Co. Ltd.                         59,310           47
   Mitac International                                      102,743          124
   Nan Ya Plastics Corp.                                    515,800          860
   Nan Ya Printed Circuit Board Corp.                        20,000          138
   Nien Made Enterprises                                     18,000           18
   Novatek Microelectronics Corp. Ltd.                       46,527          211
   Optimax Technology Corp. *                                35,000           25
   Oriental Union Chemical Corp.                             42,000           28
   Phoenix Precision Technology Corp.                        57,761           69
   Phoenixtec Power Co. Ltd.                                 30,000           33
   Polaris Securities Co. Ltd. *                            160,012           84
   POU Chen Corp.                                           203,646          231
   President Chain Store Corp.                               47,000          113
   Quanta Computer, Inc.                                    174,684          317
   Realtek Semiconductor Corp.                               70,450          121
   Ritek Corp. *                                            180,000           53
   Shin Kong Financial Holding Co. Ltd.                     288,828          311
   Siliconware Precision Industries Co.                     254,752          400


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

TAIWAN - 12.1% - (CONTINUED)
   Sinopac Financial Holdings Co. Ltd.                      527,000   $      282
   Synnex Technology International Corp.                     61,900           78
   Taishin Financial Holdings Co. Ltd. *                    454,000          266
   Taiwan Cement Corp.                                      286,014          258
   Taiwan Fertilizer Co Ltd.                                 76,000          145
   Taiwan Glass Industrial Corp.                             51,080           44
   Taiwan Mobile Co. Ltd.                                   240,343          249
   Taiwan Secom Co. Ltd.                                     21,100           38
   Taiwan Semiconductor Manufacturing Co. Ltd.            2,155,797        4,466
   Tatung Co. Ltd. *                                        372,000          167
   Teco Electric and Machinery Co. Ltd.                     167,000           85
   U-Ming Marine Transport Corp.                             42,000           57
   Uni-President Enterprises Corp.                          278,000          277
   United Microelectronics Corp.                          1,807,489        1,123
   Via Technologies, Inc. *                                  82,000          102
   Walsin Lihwa Corp. *                                     280,000          149
   Wan Hai Lines Ltd.                                       106,200           65
   Waterland Financial Holdings                             120,000           40
   Winbond Electronics Corp. *                              288,000          118
   Wintek Corp.                                              75,508           72
   Ya Hsin Industrial Co. Ltd.                               79,548           65
   Yageo Corp. *                                            239,000          111
   Yang Ming Marine Transport                               122,000           70
   Yieh Phui Enterprise                                      73,960           33
   Yuanta Core Pacific Securities Co.                       273,000          227
   Yuen Foong Yu Paper Manufacturing Co. Ltd.                91,748           40
   Yulon Motor Co. Ltd.                                      74,705           91
   Zyxel Communications Corp.                                32,080           40
                                                                      ----------
                                                                          31,262
                                                                      ----------
THAILAND - 1.4%
   Advanced Info Service PCL                                  5,900           13
   Advanced Info Service PCL (Registered)                    85,400          188
   Airports of Thailand PCL                                  41,900           69
   Airports of Thailand PCL (Registered)                      1,900            3
   Aromatics Thailand PCL                                    20,400           19
   Bangkok Bank PCL                                          40,900          127
   Bangkok Bank PCL (Registered)                             96,100          312
   Bangkok Expressway PCL                                    61,600           42
   Banpu PCL                                                  6,700           34
   Banpu PCL (Registered)                                     7,300           38
   BEC World PCL                                              6,000            4
   BEC World PCL (Registered)                                89,100           53

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

THAILAND - 1.4% - (CONTINUED)
   Central Pattana PCL                                        4,400   $        3
   Central Pattana PCL (Registered)                          59,800           39
   Charoen Pokphand Foods PCL                               306,000           43
   CP Seven Eleven PCL                                      207,600           37
   CP Seven Eleven PCL                                       14,300            3
   Delta Electronics Thai PCL                                76,900           38
   Electricity Generating PCL                                19,200           52
   Glow Energy PCL                                           52,100           48
   Hana Microelectronics PCL                                 50,700           40
   IRPC PCL *                                               906,400          156
   Italian-Thai Development PCL                             128,200           20
   Kasikornbank PCL                                          52,500           91
   Kasikornbank PCL (Registered)                            120,200          212
   Kiatnakin Bank PCL                                        21,600           18
   Kim Eng Securities Thailand PCL                           42,000           21
   Krung Thai Bank PCL                                        9,000            3
   Krung Thai Bank Public Co. Ltd.                          271,500           91
   Land and Houses PCL                                      203,900           37
   Land and Houses PCL (Registered)                         207,600           40
   Precious Shipping PCL                                     19,900           29
   Precious Shipping PCL (Registered)                        18,500           24
   PTT Chemical PCL                                           1,800            4
   PTT Chemical PCL (Registered)                             26,800           55
   PTT Exploration & Production PCL                           3,500           10
   PTT Exploration & Production PCL                         114,600          312
   (Registered)
   PTT PCL                                                    2,500           14
   PTT PCL (Registered)                                      72,800          419
   PTT PCL NVDR                                              10,700           63
   Ratchaburi Electricity Generating Holding PCL              2,200            3
   Ratchaburi Electricity Generating
      Holding PCL (Registered)                               33,200           40
   Rayong Refinery PCL *                                      7,100            3
   Rayong Refinery PCL (Registered) *                       135,500           65
   Sahaviriya Steel Industries PCL *                        511,500           15
   Siam Cement PCL                                           13,800           94
   Siam Cement PCL (Registered)                              30,900          221
   Siam City Cement PCL                                       6,400           46
   Siam Commercial Bank PCL                                   4,000            7
   Siam Commercial Bank PCL (Registered)                     84,000          121
   Siam Makro PCL (Registered)                                8,400           23
   Sino Thai Engineering & Construction
      PCL (Registered)                                       90,700           12
   Thai Airways International PCL *                          50,000           62


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

THAILAND - 1.4% - (CONTINUED)
   Thai Union Frozen Products PCL                            26,500   $       19
   Thanachart Capital PCL *                                  66,400           26
   Tisco Bank PCL                                            22,900           14
   True Corp. PCL *                                         177,900           32
                                                                      ----------
                                                                           3,627
                                                                      ----------
TURKEY - 1.4%
   Adana Cimento                                              3,799           21
   Akbank TAS                                                80,375          488
   Akcansa Cimento A.S.                                       4,797           29
   Aksigorta A.S.                                            12,767           48
   Alarko Holding A.S.                                        4,481           11
   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                5,929          183
   Arcelik                                                   10,299           61
   Aygaz A.S. *                                               6,244           18
   Cimsa Cimento Sanayi VE Tica                               3,228           21
   Dogan Sirketler Grubu Holdings                            54,589           86
   Dogan Yayin Holding *                                     21,786           77
   Dogus Otomotiv Servis ve Ticaret A.S                       3,373           14
   Eregli Demir ve Celik Fabrikalari TAS                     20,594          131
   Ford Otomotiv Sanayi A.S.                                  7,191           58
   Haci Omer Sabanci Holding A.S.                            47,238          185
   Hurriyet Gazetecilik A.S.                                 19,743           52
   Ihlas Holding *                                           24,271            8
   Is Gayrimenkul Yatirim Ortakligi AS                       14,564           30
   KOC Holding A.S. *                                        26,301          102
   Migros Turk TAS *                                         10,222          132
   Petkim Petrokimya Holding *                                8,288           30
   Tofas Turk Otomobil Fabrikasi A.S.                        12,619           44
   Trakya Cam Sanayi A.S.                                    10,720           29
   Tupras Turkiye Petrol Rafine                              13,124          224
   Turk Hava Yollari *                                        7,369           32
   Turk Sise ve Cam Fabrikalari A.S. *                       15,291           54
   Turkcell Iletisim Hizmet AS                               58,934          297
   Turkiye Garanti Bankasi A.S.                              97,743          323
   Turkiye Is Bankasi                                       100,715          462
   Turkiye Vakiflar Bankasi Tao                              40,439          190
   Ulker Gida Sanayi ve Ticaret A.S.                          6,338           17
   Vestel Elektronik Sanayi *                                 7,028           18
   Yapi ve Kredi Bankasi *                                   63,205          110
                                                                      ----------
                                                                           3,585
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 89.4% - CONTINUED

UNITED STATES - 0.5%
   Ginnie Mae II pool *                                       2,800   $      197
   Lenovo Group Ltd.                                        388,000          157
   Southern Copper Corp.                                     14,565          785
                                                                      ----------
                                                                           1,139
                                                                      ----------
TOTAL COMMON STOCKS
(COST $208,780)                                                          230,463
                                                                      ----------

PREFERRED STOCKS - 6.9%

BRAZIL - 6.3%
   Aracruz Celulose S.A., Class B                            50,000          307
   Banco Bradesco S.A.                                       49,513        1,993
   Banco Itau Holding Financeira S.A.                        54,182        1,960
   Brasil Telecom Participacoes S.A.                     21,718,000          186
   Braskem S.A., Class A                                     16,000          113
   Centrais Eletricas Brasileiras S.A., Class B           9,679,000          217
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar                                       2,973,000          103
   Cia de Bebidas das Americas                            2,147,652        1,058
   Cia de Gas de Sao Paulo, Class A                         160,000           26
   Cia de Tecidos do Norte de Minas - Coteminas             248,000           29
   Cia Energetica de Minas Gerais                         9,588,000          471
   Cia Energetica de Sao Paulo, Class B *                15,586,000          182
   Cia Paranaense de Energia, Class B                    10,745,000          126
   Cia Vale do Rio Doce, Class A                            100,167        2,539
   Duratex S.A.                                               7,000          108
   Eletropaulo Metropolitana de Sao
      Paulo S.A., Class B *                               1,912,000           98
   Gerdau S.A.                                               32,000          524
   Gol Linhas Aereas Inteligentes S.A.                        5,000          148
   Klabin S.A.                                               59,000          148
   Lojas Americanas S.A.                                  3,081,000          172
   Petroleo Brasileiro S.A. - Petrobras                     163,533        3,812
   Sadia S.A.                                                39,000          132
   Tam S.A.                                                   8,000          248
   Tele Norte Leste Participacoes S.A.                       28,000          420
   Telemig Celular Participacoes S.A.                    15,591,000           29
   Tim Participacoes S.A.                                65,461,778          227
   Usinas Siderurgicas de Minas
      Gerais S.A., Class A                                   12,000          452


                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
PREFERRED STOCKS - 6.9% - CONTINUED

BRAZIL - 6.3% - (CONTINUED)
   Vivo Participacoes S.A. *                                 54,000   $      221
   Votorantim Celulose e Papel S.A.                           9,000          176
   Weg S.A.                                                  14,000           99
                                                                      ----------
                                                                          16,324
                                                                      ----------
CHILE - 0.1%
   Embotelladora Andina S.A.                                 17,700           46
   Embotelladora Andina S.A., Class B                        20,200           58
                                                                      ----------
                                                                             104
                                                                      ----------
SOUTH KOREA - 0.5%
   Hyundai Motor Co. *                                        3,600          147
   LG Electronics, Inc. *                                     1,340           46
   Samsung Electronics Co. Ltd.                               2,261        1,167
                                                                      ----------
                                                                           1,360
                                                                      ----------
TOTAL PREFERRED STOCKS
(COST $16,514)                                                            17,788
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------

RIGHTS - 0.0%
   Megaworld Corp. *                                        220,000            2
   YTL Corp Bhd. *                                            6,140            2
                                                                      ----------
TOTAL RIGHTS
(COST $-)                                                                      4
                                                                      ----------
WARRANTS - 0.0%
   China Overseas Land & Investment Ltd.,
      Exp. 7/18/07, Strike $4.50 *                           27,750           22
                                                                      ----------
TOTAL WARRANTS
(COST $-)                                                                     22
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 1.4%
   ING, Belgium Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       3,684   $    3,684
                                                      -------------   ----------
TOTAL SHORT-TERM INVESTMENT
(COST $3,684)                                                              3,684
                                                                      ----------
TOTAL INVESTMENTS - 97.7%
(COST $228,978)                                                          251,961
   Other Assets less Liabilities - 2.3%                                    6,022
                                                                      ----------
NET ASSETS - 100.0%                                                   $  257,983

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of The value of these securities 1933. is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At December 31, 2006, the value of these restricted illiquid securities amounted to approximately $4,102,000 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                         ACQUISITION
                                                         ACQUISITION         COST
SECURITY                                                    DATE            (000S)
--------                                              ----------------   -----------
Reliance Industries Ltd. GDR
(London Exchange)                                     11/1/06-12/27/06      $3,839

Reliance Industries Ltd. GDR
(OTC Exchange)                                             11/9/06             226


EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

At December 31, 2006, the Emerging Markets Equity Fund had open futures contracts as follows:

                   NUMBER    NOTIONAL                         UNREALIZED
                     OF       AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE             CONTRACTS    (000S)    POSITION     EXP.       (000S)
----             ---------   --------   --------   --------   ----------
DAX Index             6       $1,317      Long       3/07        $ 14
Hang Seng
Index                 3          386      Long       1/07          10
JSE All Share
Index                82        2,683      Long       3/07          70
MSCI Taiwan
SGX                  75        2,401      Long       1/07          44
Nikkei 225
CME                   3          259      Long       3/07           9
S&P Canada
60 Index              5          640      Long       3/07           2
SPI 200 Index         9        1,002      Long       3/07           6
STXX 50 Index         2          110      Long       3/07           1
                                                                 ----
Total                                                            $156

At December 31, 2006, the industry sectors for the Emerging Markets Equity Fund were:

                                                            % OF LONG-TERM
INDUSTRY SECTOR                                               INVESTMENTS
---------------                                             --------------
Consumer Discretionary                                            5.0%
Consumer Staples                                                  4.5
Energy                                                           18.9
Financials                                                       19.3
Health Care                                                       1.7
Industrials                                                      11.5
Information Technology                                           15.4
Materials                                                        11.8
Telecommunication Services                                        8.7
Utilities                                                         3.2
                                                                -----
Total                                                           100.0%

At December 31, 2006, the Emerging Markets Equity Fund's investments were denominated in the following currencies:

                                                            % OF LONG-TERM
CONCENTRATION BY CURRENCY                                     INVESTMENTS
-------------------------                                   --------------
U.S. Dollar                                                      19.3%
South Korean Won                                                 15.4
Taiwan Dollar                                                    12.2
Hong Kong Dollar                                                 11.7
Brazil Real                                                      10.3
South African Rand                                                8.3
Mexican Peso                                                      6.1
All other currencies less than 5%                                16.7
                                                                -----
Total                                                           100.0%

At December 31, 2006, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT        IN         AMOUNT
CONTRACTS      (LOCAL     EXCHANGE      (LOCAL                 UNREALIZED
TO DELIVER   CURRENCY)      FOR       CURRENCY)   SETTLEMENT      LOSS
CURRENCY       (000S)     CURRENCY      (000S)       DATE        (000S)
----------   ---------   ----------   ---------   ----------   ----------
U.S.                     Egyptian
Dollar           47      Pound             265      1/2/07       $ --
U.S.                     Israeli
Dollar          100      Shekel            421      1/2/07         --
U.S.                     Philippino
Dollar           18      Peso              892      1/2/07         --
U.S.                     Hong Kong
Dollar          500      Dollar          3,889      1/3/07         --
U.S.                     Indonesian
Dollar           46      Rupiah        409,303      1/3/07         --
U.S.                     Malaysian
Dollar           90      Ringgit           316      1/3/07         --
U.S.                     Mexican
Dollar          265      Peso            2,863      1/3/07         --
U.S.                     Polish
Dollar           75      Zlotiy            217      1/3/07         --
                         South
U.S.                     African
Dollar          365      Rand            2,559      1/3/07         (1)
                                                                 ----
Total                                                            $ (1)


                                 NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2006 (UNAUDITED)
EMERGING MARKETS EQUITY FUND (continued)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $288,978
                                        --------
Gross tax appreciation of investments   $ 28,704
Gross tax depreciation of investments     (5,721)
                                        --------
Net tax appreciation of investments     $ 22,983
                                        ========


EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5%

ADVERTISING - 0.5%
   Omnicom Group, Inc.                                        5,300   $      554
                                                                      ----------
AEROSPACE/DEFENSE - 2.2%
   Boeing (The) Co.                                           8,500          755
   Lockheed Martin Corp.                                      8,800          810
   Northrop Grumman Corp.                                     9,600          650
   United Technologies Corp.                                  4,100          257
                                                                      ----------
                                                                           2,472
                                                                      ----------
AGRICULTURE - 2.1%
   Altria Group, Inc.                                        16,400        1,407
   Archer-Daniels-Midland Co.                                22,200          710
   Reynolds American, Inc.                                    2,900          190
                                                                      ----------
                                                                           2,307
                                                                      ----------
APPAREL - 0.4%
   Jones Apparel Group, Inc.                                 11,700          391
                                                                      ----------
AUTO MANUFACTURERS - 0.4%
   General Motors Corp.                                      15,800          485
                                                                      ----------
BANKS - 6.8%
   Bank of America Corp.                                     47,703        2,547
   Comerica, Inc.                                             6,700          393
   KeyCorp                                                   15,900          605
   Mellon Financial Corp.                                       500           21
   National City Corp.                                       18,100          662
   Regions Financial Corp.                                   19,400          726
   Wachovia Corp.                                            14,600          831
   Wells Fargo & Co.                                         39,900        1,419
   Zions Bancorporation                                       4,300          354
                                                                      ----------
                                                                           7,558
                                                                      ----------
BEVERAGES - 2.4%
   Anheuser-Busch Cos., Inc.                                  4,500          221
   Brown-Forman Corp., Class B                                  700           46
   Coca-Cola (The) Co.                                       21,900        1,057
   Molson Coors Brewing Co., Class B                          4,100          313
   Pepsi Bottling Group, Inc.                                13,800          427
   PepsiCo, Inc.                                             10,100          632
                                                                      ----------
                                                                           2,696
                                                                      ----------
BIOTECHNOLOGY - 1.1%
   Amgen, Inc. *                                             17,600        1,202
                                                                      ----------
BUILDING MATERIALS - 0.4%
   Masco Corp.                                               12,800          382
                                                                      ----------
CHEMICALS - 1.0%
   Ashland, Inc.                                              7,000          484

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

CHEMICALS - 1.0% - (CONTINUED)
   Dow Chemical (The) Co.                                     8,500   $      340
   du Pont (E.I.) de Nemours & Co.                            2,300          112
   PPG Industries, Inc.                                       2,200          141
                                                                      ----------
                                                                           1,077
                                                                      ----------
COMMERCIAL SERVICES - 0.2%
   Convergys Corp. *                                          9,800          233
                                                                      ----------
COMPUTERS - 4.0%
   Apple Computer, Inc. *                                       900           76
   Hewlett-Packard Co.                                       32,800        1,351
   IBM Corp.                                                 18,200        1,768
   Lexmark International, Inc., Class A *                     7,400          542
   NCR Corp. *                                                2,600          111
   Sun Microsystems, Inc. *                                 111,600          605
                                                                      ----------
                                                                           4,453
                                                                      ----------
COSMETICS/PERSONAL CARE - 1.5%
   Colgate-Palmolive Co.                                        600           39
   Estee Lauder Cos. (The), Inc., Class A                    10,200          417
   Procter & Gamble Co.                                      18,300        1,176
                                                                      ----------
                                                                           1,632
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 7.9%
   American Express Co.                                       1,300           79
   Bear Stearns Cos. (The), Inc.                              1,700          277
   Capital One Financial Corp.                                1,963          151
   CIT Group, Inc.                                            5,600          312
   Citigroup, Inc.                                           36,000        2,005
   Franklin Resources, Inc.                                   5,500          606
   Freddie Mac                                                  800           54
   Goldman Sachs Group, Inc.                                  5,700        1,136
   JPMorgan Chase & Co.                                      36,600        1,768
   Merrill Lynch & Co., Inc.                                  6,300          587
   Morgan Stanley                                            14,300        1,164
   SLM Corp.                                                 13,400          654
                                                                      ----------
                                                                           8,793
                                                                      ----------
ELECTRIC - 3.0%
   AES (The), Corp. *                                        11,300          249
   Allegheny Energy, Inc. *                                   8,900          409
   Exelon Corp.                                               2,900          179
   FirstEnergy Corp.                                         10,400          627
   PG&E Corp.                                                12,900          611
   Public Service Enterprise Group, Inc.                      7,800          518


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

ELECTRIC - 3.0% - (CONTINUED)
   TXU Corp.                                                 13,800   $      748
                                                                      ----------
                                                                           3,341
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
   Molex, Inc.                                               18,000          569
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.6%
   Waste Management, Inc.                                    19,101          702
                                                                      ----------
FOOD - 1.4%
   General Mills, Inc.                                       12,200          703
   Kroger Co.                                                29,500          681
   McCormick & Co., Inc.                                      4,700          181
                                                                      ----------
                                                                           1,565
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.7%
   International Paper Co.                                   12,500          426
   Temple-Inland, Inc.                                        8,300          382
                                                                      ----------
                                                                             808
                                                                      ----------
HEALTHCARE - PRODUCTS - 2.7%
   Baxter International, Inc.                                 1,500           70
   Becton, Dickinson & Co.                                    2,940          206
   Boston Scientific Corp. *                                 26,200          450
   Johnson & Johnson                                         32,200        2,126
   Medtronic, Inc.                                            1,782           95
   Zimmer Holdings, Inc. *                                    1,100           86
                                                                      ----------
                                                                           3,033
                                                                      ----------
HEALTHCARE - SERVICES - 1.7%
   Aetna, Inc.                                                4,700          203
   Humana, Inc. *                                             5,000          277
   Laboratory Corp. of America Holdings *                       300           22
   Quest Diagnostics, Inc.                                   11,100          588
   UnitedHealth Group, Inc.                                  14,000          752
                                                                      ----------
                                                                           1,842
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Kimberly-Clark Corp.                                       8,600          584
                                                                      ----------
INSURANCE - 5.6%
   Aflac, Inc.                                               11,400          524
   Allstate (The) Corp.                                      10,700          697
   American International Group, Inc.                        16,700        1,197
   Chubb Corp.                                               13,565          718
   CIGNA Corp.                                                  500           66
   Cincinnati Financial Corp.                                 7,200          326
   Genworth Financial, Inc., Class A                          1,400           48
   Hartford Financial Services Group, Inc.                    3,600          336

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

INSURANCE - 5.6% - (CONTINUED)
   Loews Corp.                                                  100   $        4
   Metlife, Inc.                                             15,400          909
   MGIC Investment Corp.                                      5,600          350
   Principal Financial Group, Inc.                            6,500          381
   Progressive (The) Corp.                                    3,800           92
   Prudential Financial, Inc.                                 4,000          343
   St. Paul Travelers Cos. (The), Inc.                        2,900          156
                                                                      ----------
                                                                           6,147
                                                                      ----------
INTERNET - 0.8%
   Google, Inc., Class A *                                    1,600          737
   VeriSign, Inc. *                                           6,100          147
                                                                      ----------
                                                                             884
                                                                      ----------
IRON/STEEL - 1.1%
   Nucor Corp.                                               12,300          672
   United States Steel Corp.                                  7,300          534
                                                                      ----------
                                                                           1,206
                                                                      ----------
LODGING - 0.2%
   Starwood Hotels & Resorts Worldwide, Inc.                  2,500          156
   Wyndham Worldwide Corp. *                                  1,220           39
                                                                      ----------
                                                                             195
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 0.7%
   Caterpillar, Inc.                                         12,800          785
                                                                      ----------
MACHINERY - DIVERSIFIED - 0.3%
   Rockwell Automation, Inc.                                  6,000          367
                                                                      ----------
MEDIA - 3.5%
   CBS Corp., Class B                                        23,600          736
   Comcast Corp., Class A *                                  30,100        1,274
   DIRECTV Group (The), Inc. *                                5,600          140
   Disney (Walt) Co.                                         32,900        1,128
   Gannett Co., Inc.                                          3,100          187
   McGraw-Hill Cos. (The), Inc.                               1,200           82
   News Corp., Class A                                        1,000           21
   Time Warner, Inc.                                          9,100          198
   Tribune Co.                                                  500           15
   Viacom, Inc., Class B *                                    1,000           41
                                                                      ----------
                                                                           3,822
                                                                      ----------
MINING - 0.2%
   Phelps Dodge Corp.                                         1,400          168
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 4.5%
   3M Co.                                                    13,049        1,017
   General Electric Co.                                      72,300        2,690


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

MISCELLANEOUS MANUFACTURING - 4.5% - (CONTINUED)
   Ingersoll-Rand Co. Ltd., Class A                           8,900   $      348
   Leggett & Platt, Inc.                                     11,300          270
   Parker Hannifin Corp.                                      8,000          615
   Textron, Inc.                                                700           66
   Tyco International Ltd.                                      300            9
                                                                      ----------
                                                                           5,015
                                                                      ----------
OIL & GAS - 8.0%
   Anadarko Petroleum Corp.                                  16,100          701
   Chesapeake Energy Corp.                                   10,300          299
   Chevron Corp.                                             11,100          816
   ConocoPhillips                                            18,449        1,328
   EOG Resources, Inc.                                        6,100          381
   Exxon Mobil Corp.                                         49,700        3,809
   Nabors Industries Ltd. *                                   7,300          217
   Sunoco, Inc.                                               8,100          505
   Valero Energy Corp.                                       15,500          793
                                                                      ----------
                                                                           8,849
                                                                      ----------
OIL & GAS SERVICES - 1.0%
   BJ Services Co.                                           18,100          531
   Schlumberger Ltd.                                          7,800          493
   Weatherford International Ltd. *                           1,400           58
                                                                      ----------
                                                                           1,082
                                                                      ----------
PHARMACEUTICALS - 5.9%
   Abbott Laboratories                                        1,875           91
   AmerisourceBergen Corp.                                   13,500          607
   Barr Pharmaceuticals, Inc. *                               8,100          406
   Cardinal Health, Inc.                                      7,500          483
   Forest Laboratories, Inc. *                                5,000          253
   Hospira, Inc. *                                            8,100          272
   King Pharmaceuticals, Inc. *                              35,400          564
   Merck & Co., Inc.                                         14,200          619
   Mylan Laboratories, Inc.                                  28,700          573
   Pfizer, Inc.                                              81,200        2,103
   Schering-Plough Corp.                                     21,400          506
   Wyeth                                                        891           45
                                                                      ----------
                                                                           6,522
                                                                      ----------
PIPELINES - 0.0%
   Kinder Morgan, Inc.                                          410           43
                                                                      ----------
REAL ESTATE - 0.0%
   Realogy Corp. *                                            1,525           46
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
   Archstone-Smith Trust                                      2,000          117

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 0.6% - (CONTINUED)
   Boston Properties, Inc.                                      100   $       11
   ProLogis                                                     500           31
   Public Storage, Inc.                                       3,500          341
   Simon Property Group, Inc.                                 1,800          182
                                                                      ----------
                                                                             682
                                                                      ----------
RETAIL - 6.1%
   Circuit City Stores, Inc.                                 27,800          528
   CVS Corp.                                                  5,300          164
   Darden Restaurants, Inc.                                  14,400          578
   Dillard's, Inc., Class A                                  13,300          465
   Family Dollar Stores, Inc.                                   200            6
   Home Depot (The), Inc.                                     6,400          257
   Kohl's Corp. *                                            10,600          725
   Lowe's Cos., Inc.                                          8,200          255
   Office Depot, Inc. *                                      16,200          618
   Penney (J.C.) Co., Inc.                                    5,600          433
   Starbucks Corp. *                                         13,400          475
   Target Corp.                                               2,600          148
   TJX Cos., Inc.                                            20,600          588
   Wal-Mart Stores, Inc.                                     32,300        1,492
                                                                      ----------
                                                                           6,732
                                                                      ----------
SAVINGS & LOANS - 0.6%
   Washington Mutual, Inc.                                   14,200          646
                                                                      ----------
SEMICONDUCTORS - 2.7%
   Advanced Micro Devices, Inc. *                            24,200          493
   Intel Corp.                                               69,400        1,405
   LSI Logic Corp. *                                          9,600           86
   Micron Technology, Inc. *                                  3,800           53
   National Semiconductor Corp.                              17,600          400
   Novellus Systems, Inc. *                                   7,200          248
   Texas Instruments, Inc.                                   11,800          340
                                                                      ----------
                                                                           3,025
                                                                      ----------
SOFTWARE - 4.0%
   Automatic Data Processing, Inc.                           14,100          694
   Citrix Systems, Inc. *                                    10,000          271
   Intuit, Inc. *                                            11,100          339
   Microsoft Corp.                                           76,300        2,278
   Oracle Corp. *                                            49,100          842
                                                                      ----------
                                                                           4,424
                                                                      ----------
TELECOMMUNICATIONS - 6.2%
   Alltel Corp.                                                 900           54
   AT&T, Inc.                                                32,900        1,176


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.5% - CONTINUED

TELECOMMUNICATIONS - 6.2% - (CONTINUED)
   BellSouth Corp.                                            4,700   $      221
   CenturyTel, Inc.                                           4,000          175
   Ciena Corp. *                                                450           13
   Cisco Systems, Inc. *                                     51,600        1,410
   JDS Uniphase Corp. *                                      25,200          420
   Motorola, Inc.                                               400            8
   QUALCOMM, Inc.                                            23,200          877
   Qwest Communications International, Inc. *                73,300          614
   Sprint Nextel Corp.                                        3,200           61
   Tellabs, Inc. *                                           36,000          369
   Verizon Communications, Inc.                              38,947        1,450
                                                                      ----------
                                                                           6,848
                                                                      ----------
TRANSPORTATION - 2.5%
   FedEx Corp.                                                7,600          826
   Norfolk Southern Corp.                                    12,100          608
   Union Pacific Corp.                                        6,500          598
   United Parcel Service, Inc., Class B                       9,000          675
                                                                      ----------
                                                                           2,707
                                                                      ----------
TOTAL COMMON STOCKS
(COST $100,374)                                                          106,874
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS -4.5%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       4,541        4,541
   U.S. Treasury Bill, (1)
      4.94%, 2/22/07                                            415          412
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,953)                                                              4,953
                                                                      ----------
TOTAL INVESTMENTS - 101.0%
(COST $105,327)                                                          111,827
   Liabilities less Other Assets - (1.0)%                                 (1,136)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  110,691

*    Non-Income Producing Security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At December 31, 2006, the Enhanced Large Cap Fund had open futures contracts as follows:

                        NOTIONAL                          UNREALIZED
            NUMBER OF    AMOUNT    CONTRACT   CONTRACT   GAIN (LOSS)
TYPE        CONTRACTS    (000S)    POSITION     EXP.        (000S)
----        ---------   --------   --------   --------   -----------
S&P 500
E-Mini          52       $3,714      Long       3/07         $13

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  105,327
                                                                      ----------
Gross tax appreciation of investments                                 $    7,569
Gross tax depreciation of investments                                     (1,069)
                                                                      ----------
Net tax appreciation of investments                                   $    6,500
                                                                      ==========


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 7.1%
   Boeing (The) Co.                                          72,100   $    6,406
   Lockheed Martin Corp.                                    126,175       11,617
   Northrop Grumman Corp.                                   185,675       12,570
   Raytheon Co.                                             222,975       11,773
                                                                      ----------
                                                                          42,366
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.8%
   Autoliv, Inc.                                             81,075        4,889
                                                                      ----------
BANKS - 3.9%
   Bank of America Corp.                                    280,525       14,977
   Wachovia Corp.                                           146,775        8,359
                                                                      ----------
                                                                          23,336
                                                                      ----------
BEVERAGES - 1.0%
   Diageo PLC ADR                                            77,300        6,131
                                                                      ----------
CHEMICALS - 1.3%
   Bayer A.G. ADR                                           146,800        7,833
                                                                      ----------
COMMERCIAL SERVICES - 2.6%
   Accenture Ltd., Class A                                  253,775        9,372
   McKesson Corp.                                           118,450        6,005
                                                                      ----------
                                                                          15,377
                                                                      ----------
COMPUTERS - 5.3%
   Hewlett-Packard Co.                                      386,525       15,921
   IBM Corp.                                                 65,800        6,392
   Lexmark International, Inc., Class A *                   128,525        9,408
                                                                      ----------
                                                                          31,721
                                                                      ----------
COSMETICS/PERSONAL CARE - 2.0%
   Avon Products, Inc.                                      181,000        5,980
   Colgate-Palmolive Co.                                     92,600        6,041
                                                                      ----------
                                                                          12,021
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 10.8%
   Citigroup, Inc.                                          321,625       17,914
   Countrywide Financial Corp.                              151,700        6,440
   Goldman Sachs Group, Inc.                                 67,700       13,496
   JPMorgan Chase & Co.                                     121,750        5,881
   Lehman Brothers Holdings, Inc.                           180,700       14,116
   Morgan Stanley                                            77,400        6,303
                                                                      ----------
                                                                          64,150
                                                                      ----------
ELECTRIC - 1.0%
   Alliant Energy Corp.                                      76,125        2,875
   Reliant Energy, Inc. *                                   207,350        2,947
                                                                      ----------
                                                                           5,822
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

ENVIRONMENTAL CONTROL - 1.0%
   Waste Management, Inc.                                   153,775   $    5,654
                                                                      ----------
FOOD - 7.5%
   Campbell Soup Co.                                        218,450        8,496
   ConAgra Foods, Inc.                                      224,975        6,074
   General Mills, Inc.                                      198,175       11,415
   Heinz (H.J.) Co.                                         131,975        5,940
   Kraft Foods, Inc., Class A                               212,100        7,572
   Kroger Co.                                               229,725        5,300
                                                                      ----------
                                                                          44,797
                                                                      ----------
GAS - 0.5%
   NiSource, Inc.                                           130,950        3,156
                                                                      ----------
HEALTHCARE - SERVICES - 0.8%
   Humana, Inc. *                                            85,150        4,710
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 1.0%
   Clorox Co.                                                94,750        6,078
                                                                      ----------
INSURANCE - 7.9%
   Allstate (The) Corp.                                      90,175        5,871
   AMBAC Financial Group, Inc.                              115,250       10,265
   Genworth Financial, Inc., Class A                        278,525        9,528
   Hartford Financial Services Group, Inc.                   96,200        8,977
   Prudential Financial, Inc.                                70,225        6,030
   St. Paul Travelers Cos. (The), Inc.                      121,775        6,538
                                                                      ----------
                                                                          47,209
                                                                      ----------
IRON/STEEL - 1.4%
   Nucor Corp.                                              151,950        8,306
                                                                      ----------
MEDIA - 3.4%
   Comcast Corp., Class A *                                 155,775        6,594
   Disney (Walt) Co.                                        387,025       13,263
                                                                      ----------
                                                                          19,857
                                                                      ----------
MINING - 1.2%
   Freeport-McMoRan Copper
      & Gold, Inc., Class B                                 122,825        6,845
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 2.6%
   Eaton Corp.                                              113,625        8,538
   General Electric Co.                                     183,425        6,825
                                                                      ----------
                                                                          15,363
                                                                      ----------
OIL & GAS - 9.2%
   Devon Energy Corp.                                       102,475        6,874
   Exxon Mobil Corp.                                        382,575       29,317
   Marathon Oil Corp.                                       143,825       13,304


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2006 (UNAUDITED)
GROWTH EQUITY FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

OIL & GAS - 9.2% - (CONTINUED)
   Occidental Petroleum Corp.                               102,775   $    5,018
                                                                      ----------
                                                                          54,513
                                                                      ----------
OIL & GAS SERVICES - 0.7%
   Tidewater, Inc.                                           81,600        3,946
                                                                      ----------
PHARMACEUTICALS - 8.7%
   AstraZeneca PLC ADR                                       68,500        3,668
   Cardinal Health, Inc.                                     82,375        5,307
   Caremark Rx, Inc.                                        102,725        5,867
   GlaxoSmithKline PLC ADR                                  115,025        6,069
   Merck & Co., Inc.                                        272,275       11,871
   Pfizer, Inc.                                             491,975       12,742
   Schering-Plough Corp.                                    258,675        6,115
                                                                      ----------
                                                                          51,639
                                                                      ----------
RETAIL - 6.7%
   Circuit City Stores, Inc.                                170,425        3,235
   Kohl's Corp. *                                           108,875        7,450
   McDonald's Corp.                                         227,375       10,079
   Nordstrom, Inc.                                          165,200        8,151
   Office Depot, Inc. *                                     140,950        5,380
   TJX Cos., Inc.                                           199,675        5,695
                                                                      ----------
                                                                          39,990
                                                                      ----------
SOFTWARE - 2.1%
   Microsoft Corp.                                          417,400       12,464
                                                                      ----------
TELECOMMUNICATIONS - 8.4%
   Amdocs Ltd. *                                            183,700        7,119
   Avaya, Inc. *                                            446,875        6,247
   Cisco Systems, Inc. *                                    659,725       18,030
   Embarq Corp.                                              86,700        4,557
   Nokia OYJ ADR                                            469,375        9,538
   Verizon Communications, Inc.                             116,725        4,347
                                                                      ----------
                                                                          49,838
                                                                      ----------
TOTAL COMMON STOCKS
(COST $509,382)                                                          588,011
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 1.1%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       6,621   $    6,621
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $6,621)                                                              6,621
                                                                      ----------
TOTAL INVESTMENTS - 100.0%
(COST $516,003)                                                          594,632
   Liabilities less Other Assets - 0.0%                                     (353)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  594,279

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  516,003
                                                                      ----------
Gross tax appreciation of investments                                 $   91,646
Gross tax depreciation of investments                                    (13,017)
                                                                      ----------
Net tax appreciation of investments                                   $   78,629
                                                                      ==========


EQUITY FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 48.6%

AGRICULTURE - 1.5%
   UST, Inc.                                                105,000   $    6,111
                                                                      ----------
BANKS - 1.4%
   Bank of America Corp.                                    105,000        5,606
                                                                      ----------
COMMERCIAL SERVICES - 4.7%
   Accenture Ltd., Class A                                  190,000        7,017
   Coinmach Service Corp.                                   403,000        7,415
   Macquarie Infrastructure Company Trust                   120,000        4,257
                                                                      ----------
                                                                          18,689
                                                                      ----------
COMPUTERS - 1.8%
   Hewlett-Packard Co.                                      175,000        7,208
                                                                      ----------
COSMETICS/PERSONAL CARE - 0.8%
   Colgate-Palmolive Co.                                     50,000        3,262
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Bear Stearns Cos. (The), Inc.                             45,000        7,325
                                                                      ----------
FOOD - 4.6%
   B&G Fold Holdings Corp.                                  370,000        7,407
   Kraft Foods, Inc., Class A                               130,000        4,641
   SUPERVALU, Inc.                                          180,000        6,435
                                                                      ----------
                                                                          18,483
                                                                      ----------
HEALTHCARE - PRODUCTS - 0.9%
   Johnson & Johnson                                         55,000        3,631
                                                                      ----------
HOUSEWARES - 0.8%
   Newell Rubbermaid, Inc.                                  115,000        3,329
                                                                      ----------
INSURANCE - 4.6%
   Chubb Corp.                                               38,511        2,038
   Old Republic International Corp.                         250,000        5,820
   Prudential Financial, Inc.                                73,500        6,311
   St. Paul Travelers Cos. (The), Inc.                       80,000        4,295
                                                                      ----------
                                                                          18,464
                                                                      ----------
INVESTMENT COMPANIES - 0.4%
   Allied Capital Corp.                                      50,000        1,634
                                                                      ----------
MACHINERY - DIVERSIFIED - 1.5%
   Cummins, Inc.                                             50,000        5,909
                                                                      ----------
MEDIA - 1.0%
   Gannett Co., Inc.                                         60,000        3,628
   Idearc, Inc. *                                             6,750          193
                                                                      ----------
                                                                           3,821
                                                                      ----------
MINING - 1.1%
   Freeport-McMoRan Copper & Gold, Inc., Class B             80,979        4,513
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 48.6% - CONTINUED

OIL & GAS - 5.4%
   ConocoPhillips                                           103,284   $    7,431
   Devon Energy Corp.                                        50,000        3,354
   EnCana Corp.                                              60,000        2,757
   Marathon Oil Corp.                                        50,000        4,625
   Occidental Petroleum Corp.                                74,000        3,614
                                                                      ----------
                                                                          21,781
                                                                      ----------
PHARMACEUTICALS - 5.5%
   GlaxoSmithKline PLC ADR                                  110,000        5,804
   King Pharmaceuticals, Inc. *                             250,000        3,980
   Merck & Co., Inc.                                        150,000        6,540
   Pfizer, Inc.                                             215,000        5,568
                                                                      ----------
                                                                          21,892
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 2.0%
   HRPT Properties Trust                                    450,000        5,558
   iStar Financial, Inc.                                     50,000        2,391
                                                                      ----------
                                                                           7,949
                                                                      ----------
RETAIL - 0.6%
   Home Depot (The), Inc.                                    60,000        2,410
                                                                      ----------
SEMICONDUCTORS - 0.9%
   Taiwan Semiconductor Manufacturing
      Co. Ltd. ADR                                          347,497        3,798
                                                                      ----------
TELECOMMUNICATIONS - 7.3%
   China Mobile Ltd. ADR                                    180,000        7,780
   Nokia OYJ ADR                                            285,000        5,791
   Verizon Communications, Inc.                             135,000        5,027
   Vodafone Group PLC ADR                                   196,875        5,469
   Windstream Corp.                                         350,000        4,977
                                                                      ----------
                                                                          29,044
                                                                      ----------
TOTAL COMMON STOCKS
(COST $150,406)                                                          194,859
                                                                      ----------

CONVERTIBLE PREFERRED STOCKS - 14.9%

AUTO MANUFACTURERS - 0.6%
   Ford Motor Co. Capital Trust II, 6.50%                    70,000        2,394
                                                                      ----------
CHEMICALS - 3.7%
   Celanese Corp., 4.25%                                    225,000        8,100
   Huntsman Corp., 5.00%                                    160,000        6,662
                                                                      ----------
                                                                          14,762
                                                                      ----------
COMMERCIAL SERVICES - 0.8%
   United Rentals Trust I, 6.50%                             65,857        3,194
                                                                      ----------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
CONVERTIBLE PREFERRED STOCKS - 14.9% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 2.0%
   Citigroup Funding, Inc., 5.02%                           165,000   $    5,231
   Lehman Brothers Holdings, Inc., 6.25%                    100,000        2,752
                                                                      ----------
                                                                           7,983
                                                                      ----------
INSURANCE - 3.1%
   Fortis Insurance N.V., 7.75% (1) (2)                       3,250        4,628
   Metlife, Inc., 6.38%                                     100,000        3,058
   Travelers Property Casualty Corp., 4.50%                 180,000        4,705
                                                                      ----------
                                                                          12,391
                                                                      ----------
RETAIL - 2.8%
   Retail Ventures, Inc., 6.63%                             100,000        6,712
   Rite Aid Corp., 5.50%                                    150,000        4,290
                                                                      ----------
                                                                          11,002
                                                                      ----------
SAVINGS & LOANS - 1.9%
   Sovereign Capital Trust IV, 4.38%                        100,000        4,950
   Washington Mutual, Inc., 5.38%                            50,000        2,820
                                                                      ----------
                                                                           7,770
                                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $53,632)                                                            59,496
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
CONVERTIBLE BONDS - 27.1%

AEROSPACE/DEFENSE - 2.1%
   Lockheed Martin Corp.,
      5.12%, 8/15/33                                  $       6,276        8,331
                                                                      ----------
APPAREL - 1.5%
   Kellwood, Co.,
      3.50%, 6/15/34                                          6,400        6,024
                                                                      ----------
AUTO PARTS & EQUIPMENT - 2.7%
   Goodyear Tire & Rubber (The) Co.,
      4.00%, 6/15/34                                          6,000       10,860
                                                                      ----------
COMMERCIAL SERVICES - 0.7%
   CBIZ, Inc.,
      3.13%, 6/1/26                                           3,000        2,835
                                                                      ----------
COMPUTERS - 1.9%
   Cadence Design Systems, Inc., (1) (2)
      1.38%, 12/15/11                                           250          253

   Electronic Data Systems Corp.,
      3.88%, 7/15/23                                          7,000        7,437
                                                                      ----------
                                                                           7,690
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
CONVERTIBLE BONDS - 27.1% - CONTINUED

ENVIRONMENTAL CONTROL - 1.0%
   Allied Waste Industries,
      4.25%, 4/15/34                                  $       4,000   $    3,825
                                                                      ----------
HEALTHCARE - PRODUCTS - 1.3%
   Conmed Corp.,
      2.50%, 11/15/24                                         5,500        4,971
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 1.8%
   Church & Dwight Co, Inc.,
      5.25%, 8/15/33                                          5,000        7,256
                                                                      ----------
INSURANCE - 1.5%
   American Equity Investment Life Holding Co.,
      5.25%, 12/6/24                                          5,050        6,060
                                                                      ----------
MACHINERY - DIVERSIFIED - 1.9%
   AGCO Corp.,
      1.75%, 12/31/33                                         5,000        7,663
                                                                      ----------
MEDIA - 1.3%
   Liberty Media Corp.,
      0.75%, 3/30/23                                          4,000        5,090
                                                                      ----------
Pharmaceuticals - 1.6%
   Watson Pharmaceuticals, Inc.,
      1.75%, 3/15/23                                          7,000        6,396
                                                                      ----------
RETAIL - 1.8%
   Sonic Automotive, Inc.,
      4.25%, 11/30/15                                         5,500        7,308
                                                                      ----------
SEMICONDUCTORS - 1.8%
   Intel Corp.,
      2.95%, 12/15/35                                         8,000        7,290
                                                                      ----------
SOFTWARE - 3.5%
   Fair Isaac Corp.,
      1.50%, 8/15/23                                          7,000        7,402
   Sybase, Inc.,
      1.75%, 2/22/25                                          6,000        6,728
                                                                      ----------
                                                                          14,130
                                                                      ----------
TELECOMMUNICATIONS - 0.1%
   Arris Group, Inc.,
      2.00%, 11/15/26                                           500          534
                                                                      ----------
TRANSPORTATION - 0.6%
   YRC Worldwide, Inc.,
      5.00%, 8/8/23                                           2,000        2,508
                                                                      ----------
TOTAL CONVERTIBLE BONDS
(COST $97,005)                                                           108,771
                                                                      ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2006 (UNAUDITED)
INCOME EQUITY FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 8.9%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $      35,731   $   35,731
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $35,731)                                                            35,731
                                                                      ----------
TOTAL INVESTMENTS - 99.5%
(COST $336,774)                                                          398,857
   Other Assets less Liabilities - 0.5%                                    1,835
                                                                      ----------
NET ASSETS - 100.0%                                                   $  400,692

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At December 31, 2006, the value of these restricted illiquid securities amounted to approximately $4,881,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                     ACQUISITION
                                                     ACQUISITION        COST
SECURITY                                                 DATE          (000S)
--------                                           ---------------   -----------
Cadence Design Systems, Inc.                           12/14/06        $  250
Fortis Insurance N.V., 7.75%                       1/20/05-2/15/06      3,523

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                        $336,774
                                                                       --------
Gross tax appreciation of investments                                  $ 66,709
Gross tax depreciation of investments                                    (4,626)
                                                                       --------
Net tax appreciation of investments                                    $ 62,083
                                                                       ========


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.8%

AUSTRALIA - 4.0%
   Cochlear Ltd.                                            370,068   $   16,941
   Telstra Corp. Ltd.                                     5,692,222       12,086
   Woolworths Ltd.                                        1,284,088       24,223
                                                                      ----------
                                                                          53,250
                                                                      ----------
CHINA - 1.5%
   Bank of China Ltd.                                    35,289,000       19,375
                                                                      ----------
FINLAND - 2.0%
   Nokia OYJ                                              1,267,534       25,906
                                                                      ----------
FRANCE - 7.7%
   Accor S.A.                                               294,578       22,830
   Alstom RGPT *                                            194,523       26,377
   AXA S.A.                                                 646,603       26,183
   Societe Generale                                         159,203       27,031
                                                                      ----------
                                                                         102,421
                                                                      ----------
GERMANY - 10.7%
   Deutsche Bank A.G. (Registered)                          209,223       27,993
   E.ON A.G.                                                200,823       27,265
   Fresenius Medical Care A.G. & Co. KGaA                    71,254        9,499
   Hochtief A.G.                                            147,404       10,743
   Linde A.G.                                               194,067       20,052
   SAP A.G.                                                 447,198       23,771
   ThyssenKrupp A.G.                                        465,496       21,935
                                                                      ----------
                                                                         141,258
                                                                      ----------
GREECE - 1.5%
   National Bank of Greece S.A.                             417,744       19,249
                                                                      ----------
ITALY - 6.2%
   Banche Popolari Unite Scpa                               758,211       20,842
   ENI S.p.A.                                               702,238       23,624
   Finmeccanica S.p.A.                                      384,840       10,431
   UniCredito Italiano S.p.A. (Milan Exchange)            3,151,110       27,625
                                                                      ----------
                                                                          82,522
                                                                      ----------
JAPAN - 12.1%
   East Japan Railway Co.                                     2,597       17,363
   Fanuc Ltd.                                               215,000       21,191
   Nippon Telegraph & Telephone Corp.                         2,941       14,494
   ORIX Corp.                                                93,220       27,008
   Shiseido Co. Ltd.                                        984,000       21,350
   Sony Corp.                                               455,500       19,536
   Toyota Motor Corp.                                       593,500       39,730
                                                                      ----------
                                                                         160,672
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.8% - CONTINUED

NETHERLANDS - 3.9%
   Qiagen N.V. *                                          1,020,490   $   15,656
   Royal Dutch Shell PLC, Class B                         1,042,046       36,523
                                                                      ----------
                                                                          52,179
                                                                      ----------
SINGAPORE - 1.1%
   CapitaLand Ltd.                                        3,518,000       14,224
                                                                      ----------
SPAIN - 2.3%
   Banco Santander Central Hispano S.A.                   1,640,125       30,619
                                                                      ----------
SWEDEN - 4.3%
   Assa Abloy AB, Class B                                   866,482       18,864
   Autoliv, Inc. SDR                                        307,190       18,559
   Telefonaktiebolaget LM Ericsson, Class B               4,764,000       19,246
                                                                      ----------
                                                                          56,669
                                                                      ----------
SWITZERLAND - 16.4%
   ABB Ltd. (Registered)                                  1,111,768       19,945
   Julius Baer Holding A.G. (Registered)                    215,808       23,779
   Logitech International S.A. (Registered) *               348,082       10,046
   Nestle S.A. (Registered)                                  84,089       29,895
   Novartis A.G. (Registered)                               445,771       25,711
   Phonak Holding A.G. (Registered)                         147,149       11,719
   Roche Holding A.G. (Genusschein)                         113,435       20,350
   Schindler Holding A.G.                                   285,557       17,971
   Swiss Life Holding                                        50,745       12,718
   Syngenta A.G. (Registered) *                             111,592       20,771
   Xstrata PLC                                              487,896       24,360
                                                                      ----------
                                                                         217,265
                                                                      ----------
UNITED KINGDOM - 23.1%
   Barclays PLC                                           1,844,379       26,363
   BP PLC                                                 1,220,453       13,561
   BT Group PLC                                           3,406,014       20,107
   Carnival PLC                                             418,262       21,195
   Centrica PLC                                           3,702,573       25,700
   Diageo PLC                                             1,282,531       25,175
   GlaxoSmithKline PLC                                    1,105,719       29,098
   ITV PLC                                                9,375,452       19,551
   Lloyds TSB Group PLC                                   2,370,220       26,523
   Lonmin PLC                                               188,910       11,134
   Marks & Spencer Group PLC                              1,571,791       22,067


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 96.8% - CONTINUED

UNITED KINGDOM - 23.1% - (CONTINUED)
   Prudentail PLC                                         1,825,321   $   25,000
   Vodafone Group PLC                                     6,965,786       19,300
   WPP Group PLC                                          1,532,692       20,722
                                                                      ----------
                                                                         305,496
                                                                      ----------
TOTAL COMMON STOCKS
(COST $1,014,377)                                                      1,281,105
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 0.6%
   ING, Belgium, Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       8,294        8,294
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $8,294)                                                              8,294
                                                                      ----------
TOTAL INVESTMENTS - 97.4%
(COST $1,022,671)                                                      1,289,399
   Other Assets less Liabilities - 2.6%                                   34,623
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,324,022

*    Non-Income Producing Security

At December 31, 2006, the industry sectors for the International Growth Equity Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                   --------------
Consumer Discretionary                                                 14.3%
Consumer Staples                                                        7.9
Energy                                                                  5.8
Financials                                                             27.6
Health Care                                                            10.1
Industrials                                                            11.1
Information Technology                                                  6.2
Materials                                                               7.7
Telecommunication Services                                              5.2
Utilities                                                               4.1
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the International Growth Equity Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                         --------------
Euro                                                                   32.6%
British Pound                                                          28.6
Swiss Franc                                                            15.1
Japanese Yen                                                           12.5
All other currencies less than 5%                                      11.2
                                                                      -----
Total                                                                 100.0%

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $1,022,671
                                                                      ----------
Gross tax appreciation of investments                                 $  269,199
Gross tax depreciation of investments                                     (2,471)
                                                                      ----------
Net tax appreciation of investments                                   $  266,728
                                                                      ==========


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND

                                                          NUMBER        VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3%

BANKS - 4.4%
   Mellon Financial Corp.                                   636,000   $   26,807
   Wachovia Corp.                                           449,000       25,571
                                                                      ----------
                                                                          52,378
                                                                      ----------
BEVERAGES - 4.7%
   Anheuser-Busch Cos., Inc.                                497,000       24,452
   Coca-Cola (The) Co.                                      655,000       31,604
                                                                      ----------
                                                                          56,056
                                                                      ----------
CHEMICALS - 4.1%
   Dow Chemical (The) Co.                                   610,000       24,363
   du Pont (E.I.) de Nemours & Co.                          486,000       23,673
                                                                      ----------
                                                                          48,036
                                                                      ----------
COSMETICS/PERSONAL CARE - 2.3%
   Avon Products, Inc.                                      806,000       26,630
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 7.0%
   CIT Group, Inc.                                          483,700       26,976
   Citigroup, Inc.                                          489,000       27,237
   JPMorgan Chase & Co.                                     591,000       28,546
                                                                      ----------
                                                                          82,759
                                                                      ----------
FOOD - 7.6%
   General Mills, Inc.                                      319,000       18,374
   Hershey Co.                                              463,000       23,058
   Sara Lee Corp.                                         1,441,000       24,540
   Wrigley (Wm.) Jr. Co.                                    458,000       23,688
                                                                      ----------
                                                                          89,660
                                                                      ----------
FOREST PRODUCTS & PAPER - 3.9%
   International Paper Co.                                  647,000       22,063
   MeadWestvaco Corp.                                       795,000       23,897
                                                                      ----------
                                                                          45,960
                                                                      ----------
HEALTHCARE - PRODUCTS - 3.7%
   Baxter International, Inc.                               398,000       18,463
   Johnson & Johnson                                        385,000       25,418
                                                                      ----------
                                                                          43,881
                                                                      ----------
HOUSEWARES - 2.1%
   Newell Rubbermaid, Inc.                                  850,000       24,608
                                                                      ----------
INSURANCE - 2.2%
   Lincoln National Corp.                                   398,000       26,427
                                                                      ----------
LEISURE TIME - 2.0%
   Carnival Corp.                                           483,000       23,691
                                                                      ----------
MEDIA - 9.8%
   CBS Corp., Class B                                       775,000       24,164
   Clear Channel Communications, Inc.                       692,000       24,594

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

MEDIA - 9.8% - (CONTINUED)
   Gannett Co., Inc.                                        405,000    $  24,486
   New York Times Co., Class A                              757,000       18,441
   Tribune Co.                                              780,000       24,008
                                                                      ----------
                                                                         115,693
                                                                      ----------
MINING - 2.0%
   Alcoa, Inc.                                              797,000       23,918
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 5.8%
   3M Co.                                                   330,000       25,717
   Eastman Kodak Co.                                        471,000       12,152
   General Electric Co.                                     840,000       31,256
                                                                      ----------
                                                                          69,125
                                                                      ----------
OFFICE/BUSINESS EQUIPMENT - 2.2%
   Pitney Bowes, Inc.                                       568,000       26,236
                                                                      ----------
OIL & GAS - 2.3%
   Exxon Mobil Corp.                                        351,000       26,897
                                                                      ----------
PHARMACEUTICALS - 9.2%
   Abbott Laboratories                                      517,000       25,183
   Bristol-Myers Squibb Co.                               1,065,000       28,031
   Pfizer, Inc.                                           1,219,000       31,572
   Wyeth                                                    478,000       24,340
                                                                      ----------
                                                                         109,126
                                                                      ----------
SAVINGS & LOANS - 1.1%
   New York Community Bancorp, Inc.                         767,000       12,349
                                                                      ----------
SEMICONDUCTORS - 6.0%
   Analog Devices, Inc.                                     565,000       18,572
   Intel Corp.                                            1,150,000       23,287
   Linear Technology Corp.                                  395,000       11,976
   Maxim Integrated Products, Inc.                          556,000       17,025
                                                                      ----------
                                                                          70,860
                                                                      ----------
TELECOMMUNICATIONS - 13.8%
   AT&T, Inc.                                               742,000       26,527
   BellSouth Corp.                                          436,000       20,540
   Deutsche Telekom A.G. ADR                              1,606,000       29,229
   Embarq Corp.                                             340,000       17,870
   Nokia OYJ ADR                                          1,258,000       25,563
   Verizon Communications, Inc.                             835,000       31,095
   Windstream Corp.                                         882,000       12,542
                                                                      ----------
                                                                         163,366
                                                                      ----------
TOYS, GAMES & HOBBIES - 1.0%
   Mattel, Inc.                                             542,000       12,282
                                                                      ----------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

TRANSPORTATION - 2.1%
   United Parcel Service, Inc., Class B                     324,000   $   24,294
                                                                      ----------
TOTAL COMMON STOCKS
(COST $986,362)                                                        1,174,232
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 1.3%
   ING Bank, Amsterdam,
   Eurodollar Time Deposit,
   5.28%, 1/3/07                                      $      15,852       15,852
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $15,853)                                                            15,852
                                                                      ----------
TOTAL INVESTMENTS - 100.6%
(COST $1,002,215)                                                      1,190,084
                                                                      ----------
   Liabilities less Other Assets - (0.6)%                                 (7,001)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,183,083

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $1,002,215
                                                                      ----------
Gross tax appreciation of investments                                 $  193,038
Gross tax depreciation of investments                                     (5,169)
                                                                      ----------
Net tax appreciation of investments                                   $  187,869
                                                                      ==========


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
MID CAP GROWTH FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6%
AEROSPACE/DEFENSE - 1.8%
   Rockwell Collins, Inc.                                    55,600   $    3,519
                                                                      ----------
APPAREL - 3.1%
   Coach, Inc. *                                             45,300        1,946
   Guess?, Inc. *                                            32,400        2,055
   Phillips-Van Heusen Corp.                                 39,700        1,992
                                                                      ----------
                                                                           5,993
                                                                      ----------
AUTO PARTS & EQUIPMENT - 1.4%
   Autoliv, Inc.                                             45,200        2,726
                                                                      ----------
BANKS - 1.3%
   TCF Financial Corp.                                       92,900        2,547
                                                                      ----------
COMMERCIAL SERVICES - 9.2%
   Alliance Data Systems Corp. *                             40,200        2,511
   Dun & Bradstreet Corp. *                                  42,800        3,543
   Equifax, Inc.                                             60,000        2,436
   ITT Educational Services, Inc. *                          29,300        1,945
   McKesson Corp.                                            48,300        2,449
   Moody's Corp.                                             36,700        2,535
   Robert Half International, Inc.                           65,600        2,435
                                                                      ----------
                                                                          17,854
                                                                      ----------
COMPUTERS - 4.1%
   Factset Research Systems, Inc.                            47,400        2,677
   Logitech International S.A. *                             74,800        2,139
   Micros Systems, Inc. *                                    58,200        3,067
                                                                      ----------
                                                                           7,883
                                                                      ----------
COSMETICS/PERSONAL CARE - 1.0%
   Avon Products, Inc.                                       61,300        2,025
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
   Ameriprise Financial, Inc.                                36,200        1,973
   CIT Group, Inc.                                           60,800        3,391
   Edwards (A.G.), Inc.                                      33,300        2,107
                                                                      ----------
                                                                           7,471
                                                                      ----------
ELECTRONICS - 3.2%
   Mettler-Toledo International, Inc. *                      47,200        3,722
   Thermo Fisher Scientific, Inc. *                          56,900        2,577
                                                                      ----------
                                                                           6,299
                                                                      ----------
ENGINEERING & CONSTRUCTION - 1.8%
   Jacobs Engineering Group, Inc. *                          41,900        3,416
                                                                      ----------
ENTERTAINMENT - 1.3%
   International Game Technology                             55,300        2,555
                                                                      ----------
ENVIRONMENTAL CONTROL - 1.8%
   Republic Services, Inc.                                   84,100        3,420
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

FOOD - 3.7%
   Campbell Soup Co.                                         65,800   $    2,559
   Dean Foods Co. *                                          48,100        2,034
   Hain Celestial Group, Inc. *                              83,500        2,606
                                                                      ----------
                                                                           7,199
                                                                      ----------
HEALTHCARE - PRODUCTS - 3.5%
   Becton, Dickinson & Co.                                   29,600        2,077
   Dentsply International, Inc.                              73,900        2,206
   Immucor, Inc. *                                           83,900        2,452
                                                                      ----------
                                                                           6,735
                                                                      ----------
HEALTHCARE - SERVICES - 6.7%
   Coventry Health Care, Inc. *                              39,500        1,977
   Laboratory Corp. of America Holdings *                    55,700        4,092
   Manor Care, Inc.                                          41,900        1,966
   Pediatrix Medical Group, Inc. *                           54,500        2,665
   Psychiatric Solutions, Inc. *                             64,000        2,401
                                                                      ----------
                                                                          13,101
                                                                      ----------
HOME FURNISHINGS - 1.5%
   Harman International Industries, Inc.                     28,600        2,857
                                                                      ----------
INSURANCE - 4.0%
   ACE Ltd.                                                  52,900        3,204
   AMBAC Financial Group, Inc.                               23,400        2,084
   Assurant, Inc.                                            45,800        2,531
                                                                      ----------
                                                                           7,819
                                                                      ----------
IRON/STEEL - 1.5%
   Allegheny Technologies, Inc.                              32,300        2,929
                                                                      ----------
LODGING - 1.6%
   Marriott International, Inc., Class A                     64,900        3,097
                                                                      ----------
MACHINERY - DIVERSIFIED - 1.2%
   Manitowoc Co. (The), Inc.                                 40,400        2,401
                                                                      ----------
MEDIA - 3.5%
   Grupo Televisa SA ADR                                     108,500       2,931
   Liberty Global, Inc., Class A *                           130,500       3,804
                                                                      ----------
                                                                           6,735
                                                                      ----------
MINING - 1.6%
   Freeport-McMoRan Copper & Gold, Inc., Class B             56,500        3,149
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 4.7%
   ITT Corp.                                                 65,800        3,739
   SPX Corp.                                                 40,800        2,495
   Textron, Inc.                                             31,500        2,954
                                                                      ----------
                                                                           9,188
                                                                      ----------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

NETWORKING PRODUCTS - 1.4%
   Foundry Networks, Inc. *                                 180,000   $    2,696
                                                                      ----------
OIL & GAS - 5.0%
   Cabot Oil & Gas Corp.                                     38,100        2,311
   Noble Energy, Inc.                                        52,400        2,571
   Sunoco, Inc.                                              38,200        2,382
   Tesoro Corp.                                              36,300        2,388
                                                                      ----------
                                                                           9,652
                                                                      ----------
OIL & GAS SERVICES - 2.5%
   Cameron International Corp. *                             39,200        2,080
   SEACOR Holdings, Inc. *                                   27,400        2,716
                                                                      ----------
                                                                           4,796
                                                                      ----------
PACKAGING & CONTAINERS - 1.4%
   Pactiv Corp. *                                            75,900        2,709
                                                                      ----------
PHARMACEUTICALS - 1.5%
   Gilead Sciences, Inc. *                                   43,600        2,831
                                                                      ----------
RETAIL - 6.0%
   Family Dollar Stores, Inc.                               106,500        3,124
   Limited Brands                                            67,700        1,959
   Nordstrom, Inc.                                           40,800        2,013
   Petsmart, Inc.                                            83,300        2,404
   TJX Cos., Inc.                                            72,400        2,065
                                                                      ----------
                                                                          11,565
                                                                      ----------
SEMICONDUCTORS - 4.7%
   Intersil Corp., Class A                                   95,500        2,284
   Lam Research Corp. *                                      39,300        1,989
   LSI Logic Corp. *                                        191,000        1,719
   National Semiconductor Corp.                              83,100        1,887
   NVIDIA Corp. *                                            35,000        1,295
                                                                      ----------
                                                                           9,174
                                                                      ----------
SOFTWARE - 6.3%
   Activision, Inc. *                                       181,000        3,120
   Cadence Design Systems, Inc. *                           139,300        2,495
   Cognos, Inc. *                                            47,500        2,017
   Global Payments, Inc.                                     42,000        1,945
   VeriFone Holdings, Inc. *                                 76,300        2,701
                                                                      ----------
                                                                          12,278
                                                                      ----------
TELECOMMUNICATIONS - 1.1%
   Polycom, Inc. *                                           69,100        2,136
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

TELECOMMUNICATIONS SERVICES - 1.4%
   Amdocs Ltd. *                                             69,600   $    2,697
                                                                      ----------
TOTAL COMMON STOCKS
(COST $179,183)                                                          191,452
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 1.1%

   ING Bank, Amsterdam,
       Eurodollar Time Deposit,
       5.28%, 1/3/07                                  $       2,139        2,139
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $2,139)                                                              2,139
                                                                      ----------
TOTAL INVESTMENTS - 99.7%
(COST $181,322)                                                          193,591
                                                                      ----------
   Other Assets less Liabilities - 0.3%                                      544
                                                                      ----------
NET ASSETS - 100.0%                                                   $  194,135

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  181,322
                                                                      ----------
Gross tax appreciation of investments                                 $   14,682
Gross tax depreciation of investments                                     (2,413)
                                                                      ----------
Net tax appreciation of investments                                   $   12,269
                                                                      ==========


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.2%

ADVERTISING - 2.6%
   Omnicom Group, Inc.                                       48,000   $    5,018
                                                                      ----------
AEROSPACE/DEFENSE - 9.7%
   Boeing (The) Co.                                          62,900        5,588
   Lockheed Martin Corp.                                     60,100        5,533
   Raytheon Co.                                              78,200        4,129
   Rockwell Collins, Inc.                                    30,000        1,899
   United Technologies Corp.                                 27,500        1,719
                                                                      ----------
                                                                          18,868
                                                                      ----------
BEVERAGES - 3.9%
   Anheuser-Busch Cos., Inc.                                 79,000        3,887
   Diageo PLC ADR                                            47,500        3,767
                                                                      ----------
                                                                           7,654
                                                                      ----------
CHEMICALS - 1.0%
   Syngenta A.G. ADR                                         51,800        1,924
                                                                      ----------
COMMERCIAL SERVICES - 2.9%
   Accenture Ltd., Class A                                   73,000        2,696
   McKesson Corp.                                            59,000        2,991
                                                                      ----------
                                                                           5,687
                                                                      ----------
COMPUTERS - 9.2%
   Dell, Inc. *                                             134,600        3,377
   Hewlett-Packard Co.                                      140,300        5,779
   IBM Corp.                                                 66,200        6,431
   Lexmark International, Inc., Class A *                    32,000        2,343
                                                                      ----------
                                                                          17,930
                                                                      ----------
COSMETICS/PERSONAL CARE - 2.2%
   Colgate-Palmolive Co.                                     65,000        4,241
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
   Bear Stearns Cos. (The), Inc.                             12,100        1,970
   Lehman Brothers Holdings, Inc.                            33,700        2,633
   Morgan Stanley                                            31,000        2,524
                                                                      ----------
                                                                           7,127
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
   Energizer Holdings, Inc. *                                38,800        2,754
                                                                      ----------
ENGINEERING & CONSTRUCTION - 4.0%
   ABB Ltd. ADR                                             290,000        5,214
   McDermott International, Inc. *                           48,300        2,457
                                                                      ----------
                                                                           7,671
                                                                      ----------
ENVIRONMENTAL CONTROL - 1.3%
   Waste Management, Inc.                                    70,200        2,581
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.2% - CONTINUED

FOOD - 4.5%
   Campbell Soup Co.                                         74,700   $    2,905
   General Mills, Inc.                                       69,000        3,975
   Groupe Danone ADR                                         59,300        1,933
                                                                      ----------
                                                                           8,813
                                                                      ----------
HEALTHCARE - PRODUCTS - 3.7%
   Becton, Dickinson & Co.                                   26,400        1,852
   Johnson & Johnson                                         80,000        5,282
                                                                      ----------
                                                                           7,134
                                                                      ----------
HEALTHCARE - SERVICES - 1.5%
   Laboratory Corp. of America Holdings *                    38,800        2,851
                                                                      ----------
INSURANCE - 3.7%
   AMBAC Financial Group, Inc.                               21,000        1,870
   Prudential Financial, Inc.                                25,000        2,147
   St. Paul Travelers Cos. (The), Inc.                       58,000        3,114
                                                                      ----------
                                                                           7,131
                                                                      ----------
IRON/STEEL - 0.8%
   Nucor Corp.                                               27,900        1,525
                                                                      ----------
LEISURE TIME - 1.0%
   Harley-Davidson, Inc.                                     26,400        1,860
                                                                      ----------
MACHINERY - DIVERSIFIED - 0.9%
   Cummins, Inc.                                             15,700        1,855
                                                                      ----------
MEDIA - 3.2%
   DIRECTV Group (The), Inc. *                               94,900        2,367
   McGraw-Hill Cos. (The), Inc.                              55,600        3,782
                                                                      ----------
                                                                           6,149
                                                                      ----------
MINING - 0.8%
   Southern Copper Corp.                                     30,600        1,649
                                                                      ----------
OFFICE/BUSINESS EQUIPMENT - 1.4%
   Xerox Corp. *                                            157,200        2,664
                                                                      ----------
OIL & GAS - 5.4%
   Devon Energy Corp.                                        21,200        1,422
   Exxon Mobil Corp.                                         39,900        3,058
   Marathon Oil Corp.                                        45,000        4,162
   Noble Energy, Inc.                                        35,500        1,742
                                                                      ----------
                                                                          10,384
                                                                      ----------
PACKAGING & CONTAINERS - 1.4%
   Pactiv Corp. *                                            73,900        2,637
                                                                      ----------
PHARMACEUTICALS - 7.8%
   AstraZeneca PLC ADR                                       70,600        3,781
   Bristol-Myers Squibb Co.                                  99,800        2,627
   Forest Laboratories, Inc. *                               60,000        3,036


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.2% - CONTINUED

PHARMACEUTICALS - 7.8% - (CONTINUED)
   Merck & Co., Inc.                                       75,800         $3,305
   Wyeth                                                   45,100          2,296
                                                                      ----------
                                                                          15,045
                                                                      ----------
RETAIL - 5.4%
   American Eagle Outfitters, Inc.                         94,500          2,949
   Kohl's Corp. *                                          48,000          3,285
   Sherwin - Williams (The) Co.                            24,000          1,526
   TJX Cos., Inc.                                          95,200          2,715
                                                                      ----------
                                                                          10,475
                                                                      ----------
SEMICONDUCTORS - 1.9%
   Taiwan Semiconductor Manufacturing
      Co. Ltd. ADR                                        187,400          2,048
   Texas Instruments, Inc.                                 60,400          1,740
                                                                      ----------
                                                                           3,788
                                                                      ----------
SOFTWARE - 6.8%
   Microsoft Corp.                                        302,900          9,045
   Oracle Corp. *                                         238,400          4,086
                                                                      ----------
                                                                          13,131
                                                                      ----------
TELECOMMUNICATIONS - 7.1%
   Amdocs Ltd. *                                           40,700          1,577
   America Movil S.A. de C.V. ADR, Series L                58,200          2,632
   Cisco Systems, Inc. *                                  291,900          7,978
   Motorola, Inc.                                          75,900          1,560
                                                                      ----------
                                                                          13,747
                                                                      ----------
TOTAL COMMON STOCKS
(COST $172,092)                                                          192,293
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 0.5%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $         913          913
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $913)                                                                  913
                                                                      ----------
TOTAL INVESTMENTS - 99.7%
(COST $173,005)                                                          193,206
   Other Assets less Liabilities - 0.3%                                      565
                                                                      ----------
NET ASSETS - 100.0%                                                   $  193,771

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  173,005
                                                                      ----------
Gross tax appreciation of investments                                 $   21,392
Gross tax depreciation of investments                                     (1,191)
                                                                      ----------
Net tax appreciation of investments                                   $   20,201
                                                                      ==========


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3%

AEROSPACE/DEFENSE - 2.8%
   BE Aerospace, Inc. *                                      24,400   $      627
   Orbital Sciences Corp. *                                  19,900          367
   Teledyne Technologies, Inc. *                             12,200          489
                                                                      ----------
                                                                           1,483
                                                                      ----------
AIRLINES - 0.3%
   Allegiant Travel Co. *                                     6,239          175
                                                                      ----------
APPAREL - 5.6%
   Guess?, Inc. *                                             9,100          577
   Gymboree Corp. *                                          10,100          386
   Heelys, Inc. *                                             3,145          101
   Phillips-Van Heusen Corp.                                 13,600          682
   Skechers U.S.A., Inc., Class A *                          13,400          446
   Steven Madden Ltd.                                        13,000          456
   Wolverine World Wide, Inc.                                10,800          308
                                                                      ----------
                                                                           2,956
                                                                      ----------
BANKS - 4.0%
   Banner Corp.                                               8,500          377
   East-West Bancorp, Inc.                                    8,600          305
   Integra Bank Corp.                                        13,600          374
   Peoples Bancorp, Inc. of Ohio                             11,700          347
   Renasant Corp.                                            12,400          380
   Sterling Bancshares, Inc. of Texas                        25,500          332
                                                                      ----------
                                                                           2,115
                                                                      ----------
BIOTECHNOLOGY - 2.2%
   Bio-Rad Laboratories, Inc., Class A *                      6,300          520
   Genomic Health, Inc. *                                    15,800          294
   Savient Pharmaceuticals, Inc. *                           31,600          354
                                                                      ----------
                                                                           1,168
                                                                      ----------
BUILDING MATERIALS - 1.2%
   Genlyte Group, Inc. *                                      7,900          617
                                                                      ----------
CHEMICALS - 1.4%
   Hercules, Inc. *                                          17,900          346
   Spartech Corp.                                            15,200          398
                                                                      ----------
                                                                             744
                                                                      ----------
COMMERCIAL SERVICES - 10.4%
   Administaff, Inc.                                         11,200          479
   AMN Healthcare Services, Inc. *                           15,700          432
   CBIZ, Inc. *                                              71,100          495
   Consolidated Graphics, Inc. *                              8,600          508
   Forrester Research, Inc. *                                15,700          426
   Gartner, Inc. *                                           23,300          461

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

COMMERCIAL SERVICES - 10.4% - (CONTINUED)
   Heidrick & Struggles International, Inc. *                10,800   $      457
   ICT Group, Inc. *                                         13,700          433
   Korn/Ferry International *                                20,600          473
   MPS Group, Inc. *                                         36,300          515
   Parexel International Corp. *                             17,600          510
   PeopleSupport, Inc. *                                     13,000          274
                                                                      ----------
                                                                           5,463
                                                                      ----------
COMPUTERS - 4.9%
   Ansoft Corp. *                                            18,600          517
   COMSYS IT Partners, Inc. *                                27,000          546
   Factset Research Systems, Inc.                             5,000          282
   IHS, Inc., Class A *                                       7,600          300
   SYKES Enterprises, Inc. *                                 26,300          464
   Tyler Technologies, Inc. *                                33,900          477
                                                                      ----------
                                                                           2,586
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
   Advanta Corp., Class B                                    14,300          624
   World Acceptance Corp. *                                  11,000          516
                                                                      ----------
                                                                           1,140
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
   Advanced Energy Industries, Inc. *                        25,100          474
   General Cable Corp. *                                     14,800          647
                                                                      ----------
                                                                           1,121
                                                                      ----------
ELECTRONICS - 3.7%
   Cymer, Inc. *                                             10,800          475
   Rofin-Sinar Technologies, Inc. *                           8,400          508
   Rogers Corp. *                                             8,000          473
   Varian, Inc. *                                            11,100          497
                                                                      ----------
                                                                           1,953
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.9%
   Infrasource Services, Inc. *                              20,900          455
                                                                      ----------
ENTERTAINMENT - 1.2%
   Vail Resorts, Inc. *                                      13,600          610
                                                                      ----------
HAND/MACHINE TOOLS - 0.5%
   Regal-Beloit Corp.                                         4,600          242
                                                                      ----------
HEALTHCARE - PRODUCTS - 4.8%
   Bruker BioSciences Corp. *                                59,700          448
   ICU Medical, Inc. *                                       10,500          427
   Immucor, Inc. *                                           23,800          696
   Palomar Medical Technologies, Inc. *                       9,000          456


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

HEALTHCARE - PRODUCTS - 4.8% - (CONTINUED)
   Zoll Medical Corp. *                                       8,600   $      501
                                                                      ----------
                                                                           2,528
                                                                      ----------
HEALTHCARE - SERVICES - 4.3%
   LHC Group, Inc. *                                         13,700          391
   Magellan Health Services, Inc. *                           9,000          389
   Psychiatric Solutions, Inc. *                             11,700          439
   Radiation Therapy Services, Inc. *                        16,000          504
   Sunrise Senior Living, Inc. *                             17,400          534
                                                                      ----------
                                                                           2,257
                                                                      ----------
INSURANCE - 3.7%
   CNA Surety Corp. *                                        24,900          535
   Delphi Financial Group, Inc., Class A                     12,300          498
   Ohio Casualty Corp.                                       12,200          364
   Selective Insurance Group, Inc.                            9,900          567
                                                                      ----------
                                                                           1,964
                                                                      ----------
INTERNET - 2.9%
   Digital River, Inc. *                                      5,200          290
   Harris Interactive, Inc. *                                81,200          409
   Knot (The), Inc. *                                        19,400          509
   TriZetto Group, Inc. *                                    17,300          318
                                                                      ----------
                                                                           1,526
                                                                      ----------
IRON/STEEL - 1.5%
   Carpenter Technology Corp.                                 3,000          308
   Chaparral Steel Co.                                       10,800          478
                                                                      ----------
                                                                             786
                                                                      ----------
LEISURE TIME - 1.0%
   Ambassadors Group, Inc.                                   17,100          519
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   Bucyrus International, Inc., Class A                      10,100          523
                                                                      ----------
MACHINERY - DIVERSIFIED - 2.8%
   Kadant, Inc. *                                            20,300          495
   Middleby Corp. *                                           5,100          534
   Wabtec Corp.                                              14,000          425
                                                                      ----------
                                                                           1,454
                                                                      ----------
METAL FABRICATION/HARDWARE - 0.6%
   Kaydon Corp.                                               7,600          302
                                                                      ----------
OFFICE FURNISHINGS - 1.0%
   Knoll, Inc.                                               23,800          524
                                                                      ----------
OFFICE/BUSINESS EQUIPMENT - 0.9%
   Global Imaging Systems, Inc. *                            20,400          448
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

OIL & GAS - 1.3%
   Cabot Oil & Gas Corp.                                      6,600   $      400
   Delek US Holdings, Inc.                                   17,300          284
                                                                      ----------
                                                                             684
                                                                      ----------
OIL & GAS SERVICES - 4.3%
   Input/Output, Inc. *                                      36,800          502
   Matrix Service Co. *                                      24,400          393
   SEACOR Holdings, Inc. *                                    4,400          436
   Trico Marine Services, Inc. *                             12,400          475
   Universal Compression Holdings, Inc. *                     7,200          447
                                                                      ----------
                                                                           2,253
                                                                      ----------
PHARMACEUTICALS - 4.5%
   Cypress Bioscience, Inc. *                                38,500          298
   KV Pharmaceutical Co., Class A *                          21,500          511
   Medicis Pharmaceutical Corp., Class A                     13,000          457
   Noven Pharmaceuticals, Inc. *                             11,000          280
   Perrigo Co.                                               18,300          317
   USANA Health Sciences, Inc. *                              9,700          501
                                                                      ----------
                                                                           2,364
                                                                      ----------
RETAIL - 7.9%
   Aeropostale, Inc. *                                       17,200          531
   Bebe Stores, Inc.                                         20,900          414
   Cache, Inc. *                                             18,000          454
   Charlotte Russe Holding, Inc. *                           16,200          498
   Group 1 Automotive, Inc.                                   6,100          315
   Men's Wearhouse, Inc.                                     14,300          547
   Ruth's Chris Steak House *                                25,600          468
   Shoe Carnival, Inc. *                                     14,100          446
   Tween Brands, Inc. *                                      12,000          479
                                                                      ----------
                                                                           4,152
                                                                      ----------
SAVINGS & LOANS - 0.7%
   First Place Financial Corp. of Ohio                       16,300          383
                                                                      ----------
SEMICONDUCTORS - 3.3%
   Cirrus Logic, Inc. *                                      61,400          422
   Emulex Corp. *                                            24,500          478
   Silicon Image, Inc. *                                     35,500          452
   Supertex, Inc. *                                          10,300          404
                                                                      ----------
                                                                           1,756
                                                                      ----------
SOFTWARE - 4.6%
   Informatica Corp. *                                       34,800          425
   INVESTools, Inc. *                                        39,900          550
   Omnicell, Inc. *                                          30,100          561


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND (continued)                  DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 99.3% - CONTINUED

SOFTWARE - 4.6% - (CONTINUED)
   Sybase, Inc. *                                            15,900   $      392
   Transaction Systems Architects, Inc. *                    14,700          479
                                                                      ----------
                                                                           2,407
                                                                      ----------
TELECOMMUNICATIONS - 4.8%
   Anixter International, Inc. *                              8,800          478
   Arris Group, Inc. *                                       38,800          485
   CommScope, Inc. *                                         15,600          476
   Lightbridge, Inc. *                                       27,900          378
   Polycom, Inc. *                                           22,400          692
                                                                      ----------
                                                                           2,509
                                                                      ----------
TOTAL COMMON STOCKS
(COST $46,617)                                                            52,167
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 0.7%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $         360          360
TOTAL SHORT-TERM INVESTMENT
(COST $360)                                                                  360

TOTAL INVESTMENTS - 100.0%
(COST $46,977)                                                            52,527
                                                                      ----------
   Liabilities less Other Assets - 0.0%                                      (20)
                                                                      ----------
NET ASSETS - 100.0%                                                   $   52,507

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $   46,977
                                                                      ----------
Gross tax appreciation of investments                                 $    6,398
Gross tax depreciation of investments                                       (848)
                                                                      ----------
Net tax appreciation of investments                                   $    5,550
                                                                      ==========


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3%

AEROSPACE/DEFENSE - 1.9%
   EDO Corp.                                                 20,900   $      496
   Esterline Technologies Corp. *                           132,763        5,341
   Heico Corp.                                               13,860          538
   Herley Industries, Inc. *                                  2,000           32
   Moog, Inc., Class A *                                    134,350        5,131
   Orbital Sciences Corp. *                                  45,431          838
   Sequa Corp., Class A *                                     7,000          806
   Triumph Group, Inc.                                        1,514           79
                                                                      ----------
                                                                          13,261
                                                                      ----------
AGRICULTURE - 0.0%
   Andersons (The), Inc.                                      2,300           97
                                                                      ----------
AIRLINES - 0.6%
   Mesa Air Group, Inc. *                                     3,753           32
   Skywest, Inc.                                            156,784        4,000
                                                                      ----------
                                                                           4,032
                                                                      ----------
APPAREL - 1.7%
   Deckers Outdoor Corp. *                                   15,600          935
   Gymboree Corp. *                                           2,939          112
   Kellwood Co.                                              56,250        1,829
   Phillips-Van Heusen Corp.                                 62,883        3,155
   Skechers U.S.A., Inc., Class A *                          52,000        1,732
   Stride Rite Corp.                                        108,675        1,639
   Superior Uniform Group, Inc.                               9,800          126
   Warnaco Group (The), Inc. *                               50,400        1,279
   Wolverine World Wide, Inc.                                22,207          634
                                                                      ----------
                                                                          11,441
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.8%
   Aftermarket Technology Corp. *                            50,355        1,072
   ArvinMeritor, Inc.                                         4,900           89
   Bandag, Inc.                                              77,917        3,929
   Modine Manufacturing Co.                                  27,796          696
                                                                      ----------
                                                                           5,786
                                                                      ----------
BANKS - 13.2%
   1st Source Corp.                                          76,505        2,458
   Alabama National Bancorp                                  14,681        1,009
   Amcore Financial, Inc.                                    36,931        1,207
   AmericanWest Bancorp                                       6,595          160
   Ameris Bancorp                                            71,128        2,004
   Bancfirst Corp.                                           31,144        1,682
   BancorpSouth, Inc.                                       113,310        3,039
   Bank Mutual Corp.                                          7,600           92
   Bank of Granite Corp.                                      8,423          160

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

BANKS - 13.2% - (CONTINUED)
   Banner Corp.                                              47,141   $    2,090
   Berkshire Bancorp, Inc.                                   10,202          166
   Boston Private Financial Holdings, Inc.                   43,431        1,225
   Capital Bank Corp.                                        11,049          190
   Capital City Bank Group, Inc.                              9,092          321
   Capital Crossing Bank *                                    1,939           58
   Capitol Bancorp Ltd.                                       9,500          439
   Cathay General Bancorp                                     1,348           47
   Central Pacific Financial Corp.                           60,484        2,344
   Chemical Financial Corp.                                  34,473        1,148
   Chittenden Corp.                                          21,400          657
   Citizens & Northern Corp.                                  1,798           40
   Citizens Banking Corp. of Michigan                        67,498        1,789
   City Holding Co.                                          11,625          475
   Columbia Banking System, Inc.                              2,447           86
   Community Bank System, Inc.                              177,398        4,080
   Community Banks, Inc.                                     10,300          286
   Community Trust Bancorp, Inc.                             49,511        2,056
   Corus Bankshares, Inc.                                    41,386          955
   Farmers Capital Bank Corp.                                 1,900           65
   First Bancorp of North Carolina                           12,309          269
   First Charter Corp.                                       41,268        1,015
   First Citizens BancShares, Inc., Class B                     150           31
   First Citizens BancShares, Inc. of North
      Carolina, Class A                                      17,078        3,461
   First Commonwealth Financial Corp.                       182,143        2,446
   First Community Bancorp, Inc. of California               17,110          894
   First Community Bancshares, Inc. of Virginia              12,429          492
   First Financial Corp. of Indiana                          59,840        2,121
   First Indiana Corp.                                       25,480          646
   First M & F Corp.                                         15,677          304
   First Merchants Corp.                                     51,116        1,390
   First Republic Bank of California                         41,620        1,627
   First State Bancorporation of New Mexico                  17,225          426
   FirstMerit Corp.                                          95,600        2,308
   FNB Corp. of Pennsylvania                                 29,300          535
   GB&T Bancshares, Inc.                                     35,502          787
   Greater Bay Bancorp                                      119,604        3,149
   Greene County Bancshares, Inc.                             4,200          167
   Hanmi Financial Corp.                                     56,036        1,263
   Harleysville National Corp.                               23,854          461
   Heartland Financial USA, Inc.                             16,431          474
   Heritage Commerce Corp.                                    4,022          107


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

BANKS - 13.2% - (CONTINUED)
   IBERIABANK Corp.                                           4,711   $      278
   Independent Bank Corp. of Massachusetts                   15,081          543
   Integra Bank Corp.                                        12,541          345
   Irwin Financial Corp.                                     33,500          758
   ITLA Capital Corp.                                        29,989        1,737
   Lakeland Bancorp, Inc.                                    22,221          331
   Macatawa Bank Corp.                                       13,372          284
   Main Street Trust, Inc.                                    3,205          113
   MainSource Financial Group, Inc.                           7,118          121
   MB Financial, Inc.                                        19,551          735
   MBT Financial Corp.                                       16,657          255
   Mercantile Bank Corp.                                      7,876          297
   Mid-State Bancshares                                       9,847          358
   National Penn Bancshares, Inc.                            32,006          648
   NBT Bancorp, Inc.                                         15,700          401
   Old National Bancorp of Indiana                          121,334        2,296
   Omega Financial Corp.                                      1,443           46
   Peoples Bancorp, Inc. of Ohio                             11,135          331
   Prosperity Bancshares, Inc.                               13,700          473
   Provident Bankshares Corp.                                37,528        1,336
   Renasant Corp.                                            13,155          403
   Republic Bancorp, Inc. of Kentucky, Class A               34,651          869
   Republic Bancorp, Inc. of Michigan                        33,100          446
   SCBT Financial Corp.                                       4,200          175
   Security Bank Corp. of Georgia                            10,003          228
   Simmons First National Corp., Class A                     50,048        1,579
   Southwest Bancorp, Inc. of Oklahoma                       19,754          550
   Sterling Bancshares, Inc. of Texas                        34,200          445
   Sterling Financial Corp. of Pennsylvania                  28,372          672
   Sterling Financial Corp. of Washington                   113,489        3,837
   Sun Bancorp, Inc. of New Jersey *                          8,654          182
   Susquehanna Bancshares, Inc.                             119,690        3,217
   Taylor Capital Group, Inc.                                 1,010           37
   UMB Financial Corp.                                      139,956        5,110
   Umpqua Holdings Corp.                                     69,295        2,039
   Union Bankshares Corp. of Virginia                         6,150          188
   Univest Corp. of Pennsylvania                             33,479        1,020
   Virginia Financial Group, Inc.                             7,317          205
   Washington Trust Bancorp, Inc.                             8,900          248
   WesBanco, Inc.                                            55,450        1,859
   Wintrust Financial Corp.                                  20,090          965

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

BANKS - 13.2% - (CONTINUED)
   Yardville National Bancorp                                18,101   $      683
                                                                      ----------
                                                                          91,344
                                                                      ----------
BIOTECHNOLOGY - 0.4%
   Regeneron Pharmaceuticals, Inc. *                        150,600        3,023
                                                                      ----------
BUILDING MATERIALS - 0.7%
   Comfort Systems USA, Inc.                                 17,400          220
   Lennox International, Inc.                                12,372          379
   LSI Industries, Inc.                                      42,338          840
   NCI Building Systems, Inc. *                              40,420        2,092
   Texas Industries, Inc.                                     1,700          109
   Universal Forest Products, Inc.                           32,258        1,504
                                                                      ----------
                                                                           5,144
                                                                      ----------
CHEMICALS - 1.9%
   Arch Chemicals, Inc.                                      76,571        2,551
   Minerals Technologies, Inc.                               62,772        3,690
   NewMarket Corp.                                           25,235        1,490
   Penford Corp.                                              4,278           74
   PolyOne Corp. *                                           42,900          322
   Schulman (A.), Inc.                                       68,849        1,532
   Sensient Technologies Corp.                               88,084        2,167
   Spartech Corp.                                            42,600        1,117
                                                                      ----------
                                                                          12,943
                                                                      ----------
COMMERCIAL SERVICES - 3.7%
   ABM Industries, Inc.                                      29,800          677
   Banta Corp.                                               30,850        1,123
   Bowne & Co., Inc.                                         29,500          470
   CBIZ, Inc. *                                             286,205        1,995
   Central Parking Corp.                                      7,900          142
   Clark, Inc.                                               45,800          762
   Corrections Corp. of America *                            71,685        3,242
   Cross Country Healthcare, Inc. *                          81,473        1,778
   Dollar Thrifty Automotive Group *                         59,700        2,723
   Electro Rent Corp. *                                      30,852          515
   Exponent, Inc. *                                          16,008          299
   Forrester Research, Inc. *                                 7,322          199
   FTI Consulting, Inc. *                                     3,600          100
   Hewitt Associates, Inc., Class A *                        19,623          505
   Kelly Services, Inc., Class A                             32,875          951
   Kforce, Inc. *                                            70,000          852
   MAXIMUS, Inc.                                              8,200          252
   MPS Group, Inc. *                                        384,777        5,456
   On Assignment, Inc. *                                     26,982          317

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% -  CONTINUED

COMMERCIAL SERVICES - 3.7% - (CONTINUED)
   Parexel International Corp. *                              2,300   $       67
   Source Interlink Cos., Inc. *                            107,968          881
   Startek, Inc.                                             36,700          497
   Stewart Enterprises, Inc., Class A                        67,678          423
   TeleTech Holdings, Inc. *                                 22,863          546
   Viad Corp.                                                13,100          532
                                                                      ----------
                                                                          25,304
                                                                      ----------
COMPUTERS - 1.5%
   Agilysys, Inc.                                            30,604          512
   Catapult Communications Corp. *                            6,455           58
   CIBER, Inc. *                                             59,266          402
   Hutchinson Technology, Inc. *                             36,242          854
   Imation Corp.                                             62,883        2,920
   MTS Systems Corp.                                         23,215          897
   Perot Systems Corp., Class A *                           148,700        2,437
   Quantum Corp. *                                            3,600            8
   Radisys Corp. *                                           77,600        1,294
   SI International, Inc. *                                  13,825          448
   SYKES Enterprises, Inc. *                                 13,591          240
                                                                      ----------
                                                                          10,070
                                                                      ----------
DISTRIBUTION/WHOLESALE - 0.3%
   Brightpoint, Inc. *                                       51,062          687
   Building Material Holding Corp.                           11,100          274
   United Stationers, Inc. *                                 30,300        1,415
                                                                      ----------
                                                                           2,376
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
   Advanta Corp., Class A                                     4,300          171
   Advanta Corp., Class B                                    16,401          716
   CharterMac                                                 3,100           67
   CompuCredit Corp. *                                       79,817        3,178
   Credit Acceptance Corp. *                                 43,788        1,459
   Federal Agricultural Mortgage Corp., Class C              11,025          299
   Financial Federal Corp.                                   52,161        1,534
   Municipal Mortgage & Equity LLC                            6,057          195
   Ocwen Financial Corp. *                                  190,374        3,019
   SWS Group, Inc.                                           24,455          873
                                                                      ----------
                                                                          11,511
                                                                      ----------
ELECTRIC - 3.1%
   Avista Corp.                                              34,552          875
   Black Hills Corp.                                         38,179        1,410
   Central Vermont Public Service Corp.                      16,000          377
   CH Energy Group, Inc.                                     16,042          847

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

ELECTRIC - 3.1% - (CONTINUED)
   Cleco Corp.                                               88,605   $    2,235
   Duquesne Light Holdings, Inc.                             77,655        1,541
   El Paso Electric Co. *                                    16,200          395
   Empire District Electric (The) Co.                        33,123          818
   Otter Tail Corp.                                          31,211          973
   PNM Resources, Inc.                                       42,095        1,309
   UIL Holdings Corp.                                       112,815        4,760
   Unisource Energy Corp.                                   129,900        4,745
   WPS Resources Corp.                                       23,800        1,286
                                                                      ----------
                                                                          21,571
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
   Belden CDT, Inc.                                          33,000        1,290
   Encore Wire Corp.                                         86,262        1,898
   Greatbatch, Inc. *                                        24,400          657
                                                                      ----------
                                                                           3,845
                                                                      ----------
ELECTRONICS - 3.8%
   Analogic Corp.                                            21,609        1,213
   Bel Fuse, Inc., Class B                                   19,016          662
   Benchmark Electronics, Inc. *                            279,235        6,802
   Coherent, Inc. *                                          18,205          575
   CTS Corp.                                                154,396        2,424
   Cymer, Inc. *                                             36,300        1,595
   Electro Scientific Industries, Inc. *                     92,911        1,871
   Excel Technology, Inc. *                                   8,724          223
   FEI Co. *                                                 36,579          965
   Park Electrochemical Corp.                                16,424          421
   Paxar Corp. *                                            122,261        2,819
   Rofin-Sinar Technologies, Inc. *                          23,846        1,442
   Technitrol, Inc.                                          14,806          354
   TTM Technologies, Inc. *                                  95,744        1,085
   Watts Water Technologies, Inc., Class A                   96,500        3,967
   Woodward Governor Co.                                      3,265          130
                                                                      ----------
                                                                          26,548
                                                                      ----------
ENERGY - ALTERNATE SOURCES - 0.2%
   Headwaters, Inc. *                                        65,800        1,577
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.8%
   Dycom Industries, Inc. *                                  43,190          912
   EMCOR Group, Inc. *                                       33,554        1,908
   Washington Group International, Inc. *                    43,249        2,586
                                                                      ----------
                                                                           5,406
                                                                      ----------
ENTERTAINMENT - 0.8%
   Bluegreen Corp. *                                         34,212          439


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

ENTERTAINMENT - 0.8% - (CONTINUED)
   Churchill Downs, Inc.                                     27,155   $    1,160
   Vail Resorts, Inc. *                                      80,629        3,614
                                                                      ----------
                                                                           5,213
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.1%
   Waste Industries USA, Inc.                                15,992          488
                                                                      ----------
FOOD - 2.5%
   Flowers Foods, Inc.                                      101,875        2,749
   Hain Celestial Group, Inc. *                              45,500        1,420
   J & J Snack Foods Corp.                                    5,034          208
   Lance, Inc.                                               19,169          385
   Nash Finch Co.                                             6,179          169
   Performance Food Group Co. *                              20,900          578
   Pilgrims Pride Corp.                                      38,800        1,142
   Ralcorp Holdings, Inc. *                                  25,857        1,316
   Ruddick Corp.                                            142,271        3,948
   Seaboard Corp.                                             2,055        3,627
   Weis Markets, Inc.                                        44,808        1,797
                                                                      ----------
                                                                          17,339
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.5%
   Glatfelter                                                62,709          972
   Potlatch Corp.                                            33,500        1,468
   Rock-Tenn Co., Class A                                    31,886          865
   Wausau Paper Corp.                                        17,500          262
                                                                      ----------
                                                                           3,567
                                                                      ----------
GAS - 2.6%
   Laclede Group (The), Inc.                                 33,441        1,172
   Northwest Natural Gas Co.                                 41,067        1,743
   Peoples Energy Corp.                                      41,275        1,840
   SEMCO Energy, Inc. *                                       7,600           46
   South Jersey Industries, Inc.                             55,472        1,853
   Southwest Gas Corp.                                      132,791        5,095
   Vectren Corp.                                             47,100        1,332
   WGL Holdings, Inc.                                       152,800        4,978
                                                                      ----------
                                                                          18,059
                                                                      ----------
HAND/MACHINE TOOLS - 0.7%
   Regal-Beloit Corp.                                        91,616        4,811
                                                                      ----------
HEALTHCARE - PRODUCTS - 0.6%
   Cantel Medical Corp. *                                    10,000          162
   Conmed Corp. *                                            74,754        1,728
   Datascope Corp.                                           32,269        1,176
   PSS World Medical, Inc. *                                  6,030          118

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

HEALTHCARE - PRODUCTS - 0.6% - (CONTINUED)
   Viasys Healthcare, Inc. *                                 38,577   $    1,073
                                                                      ----------
                                                                           4,257
                                                                      ----------
HEALTHCARE - SERVICES - 2.2%
   AMERIGROUP Corp. *                                        85,600        3,072
   Genesis HealthCare Corp. *                                31,614        1,493
   Horizon Health Corp. *                                     8,200          161
   Kindred Healthcare, Inc. *                                52,500        1,326
   LifePoint Hospitals, Inc. *                               71,329        2,404
   Magellan Health Services, Inc. *                          60,000        2,593
   Res-Care, Inc. *                                          42,500          771
   Sunrise Senior Living, Inc. *                             97,946        3,009
   Symbion, Inc. *                                           23,819          441
                                                                      ----------
                                                                          15,270
                                                                      ----------
HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                            8,650          228
                                                                      ----------
HOME BUILDERS - 0.4%
   Lennar Corp., Class B                                     31,400        1,542
   M/I Homes, Inc.                                              900           35
   Skyline Corp.                                             16,813          676
   WCI Communities, Inc. *                                   31,700          608
                                                                      ----------
                                                                           2,861
                                                                      ----------
HOME FURNISHINGS - 0.1%
   Hooker Furniture Corp.                                     5,500           86
   Kimball International, Inc., Class B                      32,435          788
   La-Z-Boy, Inc.                                            10,890          130
                                                                      ----------
                                                                           1,004
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A                         32,488          775
   Blyth, Inc.                                               32,988          685
   Central Garden and Pet Co. *                               9,987          484
   CSS Industries, Inc.                                      47,245        1,671
   Ennis, Inc.                                               46,991        1,149
   Helen of Troy Ltd. *                                       7,808          189
                                                                      ----------
                                                                           4,953
                                                                      ----------
INSURANCE - 6.7%
   21st Century Insurance Group                              69,100        1,220
   Alfa Corp.                                                57,673        1,085
   American Equity Investment Life Holding Co.               28,400          370
   American Physicians Capital, Inc. *                       13,243          530
   Argonaut Group, Inc. *                                    38,051        1,327
   Bristol West Holdings, Inc.                               15,300          242


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

INSURANCE - 6.7% - (CONTINUED)
   CNA Surety Corp. *                                        45,200   $      972
   Commerce Group, Inc.                                      46,100        1,372
   Delphi Financial Group, Inc., Class A                    144,950        5,865
   Donegal Group, Inc., Class A                              15,966          313
   EMC Insurance Group, Inc.                                 18,385          627
   FBL Financial Group, Inc., Class A                        15,850          619
   First Acceptance Corp. *                                  18,100          194
   FPIC Insurance Group, Inc. *                               9,200          359
   Great American Financial Resources, Inc.                  62,992        1,452
   Harleysville Group, Inc.                                  26,291          915
   Horace Mann Educators Corp.                               57,497        1,161
   Independence Holding Co.                                  22,504          491
   Infinity Property & Casualty Corp.                        14,990          725
   LandAmerica Financial Group, Inc.                         27,423        1,731
   Midland (The) Co.                                         24,342        1,021
   Navigators Group, Inc. *                                  18,612          897
   Ohio Casualty Corp.                                        8,769          261
   Presidential Life Corp.                                    2,300           51
   ProAssurance Corp. *                                      66,809        3,335
   RLI Corp.                                                101,400        5,721
   Safety Insurance Group, Inc.                              16,513          837
   Selective Insurance Group, Inc.                          105,431        6,040
   State Auto Financial Corp.                                35,862        1,246
   Stewart Information Services Corp.                        59,505        2,580
   Triad Guaranty, Inc. *                                    19,067        1,046
   United America Indemnity Ltd., Class A *                  11,200          284
   United Fire & Casualty Co.                                20,886          736
   Universal American Financial Corp. *                      35,587          663
   USI Holdings Corp. *                                       5,395           83
                                                                      ----------
                                                                          46,371
                                                                      ----------
INTERNET - 2.3%
   Avocent Corp. *                                          124,180        4,204
   Harris Interactive, Inc. *                               268,299        1,352
   Infospace, Inc. *                                          8,000          164
   Interwoven, Inc. *                                        26,900          395
   iPass, Inc. *                                             20,466          120
   Keynote Systems, Inc. *                                    3,972           42
   RealNetworks, Inc. *                                     203,900        2,231
   SonicWALL, Inc. *                                          7,400           62
   TIBCO Software, Inc. *                                   430,600        4,065
   United Online, Inc.                                       41,100          546
   ValueClick, Inc. *                                        92,176        2,178

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

INTERNET - 2.3% - (CONTINUED)
   Vignette Corp. *                                          19,300   $      329
                                                                      ----------
                                                                          15,688
                                                                      ----------
INVESTMENT COMPANIES - 0.2%
   MCG Capital Corp.                                         56,539        1,149
                                                                      ----------
IRON/STEEL - 0.5%
   Gibraltar Industries, Inc.                                87,304        2,053
   Material Sciences Corp. *                                  3,200           41
   Oregon Steel Mills, Inc. *                                 2,500          156
   Ryerson, Inc.                                              5,400          135
   Schnitzer Steel Industries, Inc., Class A                 20,454          812
                                                                      ----------
                                                                           3,197
                                                                      ----------
LEISURE TIME - 0.2%
   Callaway Golf Co.                                         77,600        1,118
   Nautilus, Inc.                                            33,000          462
                                                                      ----------
                                                                           1,580
                                                                      ----------
LODGING - 0.6%
   Aztar Corp. *                                             34,441        1,874
   Marcus Corp.                                              82,888        2,120
   MTR Gaming Group, Inc. *                                  29,100          356
                                                                      ----------
                                                                           4,350
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 0.0%
   Astec Industries, Inc. *                                   2,270           80
                                                                      ----------
MACHINERY - DIVERSIFIED - 1.1%
   Albany International Corp., Class A                       13,900          458
   Briggs & Stratton Corp.                                   23,800          641
   Cascade Corp.                                             19,701        1,042
   Gehl Co. *                                                 9,619          265
   NACCO Industries, Inc., Class A                            6,492          887
   Sauer-Danfoss, Inc.                                      139,685        4,505
                                                                      ----------
                                                                           7,798
                                                                      ----------
MEDIA - 0.3%
   4Kids Entertainment, Inc. *                                1,200           22
   American Satellite Network *                                 255           --
   Hearst-Argyle Television, Inc.                            36,900          941
   Journal Communications, Inc., Class A                     34,976          441
   Scholastic Corp. *                                        12,125          434
                                                                      ----------
                                                                           1,838
                                                                      ----------
METAL FABRICATION/HARDWARE - 1.1%
   CIRCOR International, Inc.                                50,909        1,873
   Lawson Products, Inc.                                     12,845          590
   Mueller Industries, Inc.                                  12,600          399


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

METAL FABRICATION/HARDWARE - 1.1% - (CONTINUED)
   Quanex Corp.                                              57,860   $    2,001
   Worthington Industries, Inc.                             158,493        2,809
                                                                      ----------
                                                                           7,672
                                                                      ----------
MINING - 0.1%
   AMCOL International Corp.                                  2,400           67
   Century Aluminum Co. *                                     2,600          116
   Stillwater Mining Co. *                                    2,200           27
   USEC, Inc. *                                              18,341          233
                                                                      ----------
                                                                             443
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 1.5%
   Ameron International Corp.                                24,605        1,879
   Aptargroup, Inc.                                          15,500          915
   EnPro Industries, Inc. *                                   9,800          325
   ESCO Technologies, Inc. *                                 23,518        1,069
   Griffon Corp. *                                           37,823          965
   Jacuzzi Brands, Inc. *                                     9,462          118
   Myers Industries, Inc.                                    52,199          817
   Smith (A.O.) Corp.                                        98,840        3,712
   Standex International Corp.                               22,821          688
   Tredegar Corp.                                             1,255           28
                                                                      ----------
                                                                          10,516
                                                                      ----------
OIL & GAS - 1.8%
   Atlas America, Inc. *                                      6,302          321
   Callon Petroleum Co. *                                     4,200           63
   Edge Petroleum Corp. *                                    23,100          421
   Giant Industries, Inc. *                                  15,500        1,162
   Harvest Natural Resources, Inc. *                        117,000        1,244
   Houston Exploration Co. *                                 88,300        4,572
   Swift Energy Co. *                                        51,700        2,317
   Whiting Petroleum Corp. *                                 43,500        2,027
                                                                      ----------
                                                                          12,127
                                                                      ----------
OIL & GAS SERVICES - 0.7%
   Oil States International, Inc. *                         112,500        3,626
   Veritas DGC, Inc. *                                       16,451        1,409
                                                                      ----------
                                                                           5,035
                                                                      ----------
PACKAGING & CONTAINERS - 0.5%
   Greif, Inc., Class A                                      26,417        3,128
   Greif, Inc., Class B                                       4,400          473
                                                                      ----------
                                                                           3,601
                                                                      ----------
PHARMACEUTICALS - 1.0%
   Alpharma, Inc., Class A                                   63,500        1,530

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

PHARMACEUTICALS - 1.0% - (CONTINUED)
   NBTY, Inc. *                                              73,011   $    3,035
   Nutraceutical International Corp. *                       30,600          468
   Omega Protein Corp. *                                     18,200          141
   Viropharma, Inc. *                                       115,153        1,686
                                                                      ----------
                                                                           6,860
                                                                      ----------

PIPELINES - 0.0%
   Kinder Morgan Management LLC (Fractional
   Shares) *                                                 14,670           --
                                                                      ----------

REAL ESTATE - 0.2%
   Avatar Holdings, Inc. *                                    6,583          532
   W.P. Carey & Co. LLC                                      28,900          869
                                                                      ----------
                                                                           1,401
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS - 8.4%
   Acadia Realty Trust                                       24,523          614
   Agree Realty Corp.                                         3,100          107
   American Home Mortgage Investment Corp.                   76,338        2,681
   American Land Lease, Inc.                                 26,088          692
   Anthracite Capital, Inc.                                 196,659        2,503
   Arbor Realty Trust, Inc.                                  10,700          322
   BioMed Realty Trust, Inc.                                 32,100          918
   Capital Trust, Inc. of New York, Class A                  37,651        1,880
   Cedar Shopping Centers, Inc.                              30,000          477
   CentraCore Properties Trust                               15,700          508
   Cousins Properties, Inc.                                   6,700          236
   EastGroup Properties, Inc.                                18,265          978
   Entertainment Properties Trust                            27,466        1,605
   Equity Inns, Inc.                                         47,300          755
   Equity One, Inc.                                         247,631        6,602
   First Potomac Realty Trust                                20,800          605
   Gramercy Capital Corp. of New York                        16,000          494
   Health Care REIT, Inc.                                       857           37
   Healthcare Realty Trust, Inc.                             41,500        1,641
   Highland Hospitality Corp.                                41,800          596
   Home Properties, Inc.                                     15,600          925
   Inland Real Estate Corp.                                  34,500          646
   Innkeepers USA Trust                                       5,800           90
   Investors Real Estate Trust                               13,793          142
   LaSalle Hotel Properties                                   7,152          328
   Lexington Corporate Properties Trust                      27,400          614
   Longview Fibre Co.                                         6,659          146
   LTC Properties, Inc.                                      18,700          511
   Mission West Properties                                    4,735           62


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 8.4% - (CONTINUED)
   National Health Investors, Inc.                           77,376   $    2,553
   National Retail Properties, Inc.                         151,927        3,487
   Newcastle Investment Corp.                               116,333        3,644
   Novastar Financial, Inc.                                  32,100          855
   OMEGA Healthcare Investors, Inc.                          12,995          230
   Parkway Properties, Inc. of Maryland                      31,042        1,583
   Pennsylvania Real Estate Investment Trust                 89,900        3,540
   Post Properties, Inc.                                      3,800          174
   PS Business Parks, Inc.                                   46,457        3,285
   RAIT Investment Trust                                     83,857        2,891
   Ramco-Gershenson Properties                               13,381          510
   Realty Income Corp.                                       33,500          928
   Redwood Trust, Inc.                                       22,800        1,324
   Senior Housing Properties Trust                          167,183        4,093
   Sovran Self Storage, Inc.                                 11,061          634
   Universal Health Realty Income Trust                       4,300          168
   Urstadt Biddle Properties, Inc., Class A                  15,100          288
   Winston Hotels, Inc.                                      13,800          183
   Winthrop Realty Trust                                     34,200          234
                                                                      ----------
                                                                          58,319
                                                                      ----------
RETAIL - 7.7%
   Big Lots, Inc. *                                         271,440        6,221
   BJ's Wholesale Club, Inc. *                               47,234        1,469
   Bob Evans Farms, Inc.                                     40,016        1,369
   Borders Group, Inc.                                       67,300        1,504
   Brown Shoe Co., Inc.                                      35,589        1,699
   Buckle (The), Inc.                                        15,223          774
   Cash America International, Inc.                          79,583        3,732
   CBRL Group, Inc.                                          45,700        2,046
   Charlotte Russe Holding, Inc. *                           73,339        2,255
   Charming Shoppes, Inc. *                                 213,044        2,883
   Dress Barn, Inc. *                                         5,962          139
   Fred's, Inc.                                              41,000          494
   Group 1 Automotive, Inc.                                  45,131        2,334
   Haverty Furniture Cos., Inc.                               1,475           22
   Insight Enterprises, Inc. *                               77,474        1,462
   Landry's Restaurants, Inc.                               100,123        3,013
   Lithia Motors, Inc., Class A                              25,554          735
   Luby's, Inc. *                                            33,400          364
   MarineMax, Inc. *                                         44,227        1,147
   Men's Wearhouse, Inc.                                     26,301        1,006
   Movado Group, Inc.                                        42,599        1,235

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

RETAIL - 7.7% - (CONTINUED)
   O'Charleys, Inc. *                                        10,141   $      216
   Pantry (The), Inc. *                                      43,792        2,051
   Rush Enterprises, Inc., Class A *                         19,362          328
   Shoe Carnival, Inc. *                                     13,344          422
   Smart & Final, Inc. *                                    100,350        1,897
   Sonic Automotive, Inc., Class A                           64,648        1,877
   Stage Stores, Inc.                                        65,594        1,993
   Steak n Shake (The) Co. *                                 40,646          715
   Stein Mart, Inc.                                          20,453          271
   United Auto Group, Inc.                                  219,540        5,175
   United Retail Group, Inc. *                               13,900          195
   Zale Corp. *                                              87,808        2,477
                                                                      ----------
                                                                          53,520
                                                                      ----------
SAVINGS & LOANS - 3.6%
   BankAtlantic Bancorp, Inc., Class A                      129,868        1,793
   BankUnited Financial Corp., Class A                       32,890          920
   Berkshire Hills Bancorp, Inc.                              7,306          244
   Brookline Bancorp, Inc.                                   89,510        1,179
   Citizens First Bancorp, Inc.                               4,688          144
   Dime Community Bancshares                                 44,656          626
   Downey Financial Corp.                                    42,322        3,072
   First Defiance Financial Corp.                            20,625          625
   First Place Financial Corp. of Ohio                       32,392          761
   FirstFed Financial Corp. *                                80,639        5,400
   Flagstar Bancorp, Inc.                                    14,200          211
   Flushing Financial Corp.                                  24,309          415
   Franklin Bank Corp. of Houston *                          14,700          302
   MAF Bancorp, Inc.                                         59,698        2,668
   NASB Financial, Inc.                                       4,600          190
   Northwest Bancorp, Inc.                                   15,565          427
   OceanFirst Financial Corp.                                 7,850          180
   Partners Trust Financial Group, Inc.                      11,945          139
   PennFed Financial Services, Inc.                           1,900           37
   PFF Bancorp, Inc.                                         53,039        1,830
   Provident Financial Holdings, Inc.                         3,043           93
   Provident New York Bancorp                                20,073          301
   TierOne Corp.                                             25,821          816
   Timberland Bancorp, Inc. of Washington                     1,869           69
   United Community Financial Corp. of Ohio                 206,427        2,527
   Westfield Financial, Inc. *                                2,619           91
   Willow Grove Bancorp, Inc.                                 7,473          111
                                                                      ----------
                                                                          25,171
                                                                      ----------


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

SEMICONDUCTORS - 1.3%
   Cohu, Inc.                                                36,000   $      726
   DSP Group, Inc. *                                         25,800          560
   Entegris, Inc. *                                         151,202        1,636
   Mattson Technology, Inc. *                               131,300        1,224
   MKS Instruments, Inc. *                                  126,542        2,857
   Photronics, Inc. *                                        23,600          385
   Portalplayer, Inc. *                                      15,900          214
   Rudolph Technologies, Inc. *                               8,786          140
   Semitool, Inc. *                                          14,300          190
   Skyworks Solutions, Inc. *                                21,900          155
   Standard Microsystems Corp. *                             25,700          719
                                                                      ----------
                                                                           8,806
                                                                      ----------
SOFTWARE - 1.6%
   Avid Technology, Inc. *                                   27,037        1,007
   Digi International, Inc. *                                14,300          197
   eFunds Corp. *                                           115,482        3,176
   EPIQ Systems, Inc. *                                      24,700          419
   JDA Software Group, Inc. *                                87,083        1,199
   Keane, Inc. *                                             83,850          999
   Lawson Software, Inc. *                                  282,282        2,086
   MapInfo Corp. *                                           15,750          205
   Pegasystems, Inc.                                          3,000           30
   Per-Se Technologies, Inc. *                               30,390          844
   SYNNEX Corp. *                                            16,900          371
   Ulticom, Inc. *                                           55,055          528
                                                                      ----------
                                                                          11,061
                                                                      ----------
TELECOMMUNICATIONS - 2.7%
   Aeroflex, Inc. *                                         310,847        3,643
   Atlantic Tele-Network, Inc.                                3,700          108
   CommScope, Inc. *                                         55,600        1,695
   CT Communications, Inc.                                   87,019        1,995
   EFJ, Inc. *                                               15,000          101
   Extreme Networks *                                        46,600          195
   Golden Telecom, Inc.                                      61,489        2,880
   Hypercom Corp. *                                         135,502          861
   Iowa Telecommunications Services, Inc.                    16,344          322
   Polycom, Inc. *                                          147,155        4,549
   Premiere Global Services, Inc. *                          93,222          880
   Shenandoah Telecom Co.                                       800           38
   SureWest Communications                                    9,238          254
   Symmetricom, Inc. *                                       27,400          244

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 95.3% - CONTINUED

TELECOMMUNICATIONS - 2.7% - (CONTINUED)
   Tekelec *                                                 50,795   $      753
                                                                      ----------
                                                                          18,518
                                                                      ----------
TEXTILES - 0.5%
   G&K Services, Inc., Class A                               39,457        1,534
   Hallwood Group, Inc. *                                       600           74
   Unifirst Corp. of Massachusetts                           54,818        2,106
                                                                      ----------
                                                                           3,714
                                                                      ----------
TOYS, GAMES & HOBBIES - 0.5%
   Jakks Pacific, Inc. *                                     45,345          990
   RC2 Corp. *                                               51,221        2,254
   Topps (The) Co.                                            7,400           66
                                                                      ----------
                                                                           3,310
                                                                      ----------
TRANSPORTATION - 1.8%
   Arkansas Best Corp.                                       28,400        1,022
   Bristow Group, Inc. *                                     58,443        2,109
   General Maritime Corp.                                     5,502          194
   Genesee & Wyoming, Inc., Class A *                        40,000        1,050
   Gulfmark Offshore, Inc. *                                 21,413          801
   Marten Transport Ltd. *                                   28,150          516
   OMI Corp.                                                158,737        3,360
   Saia, Inc. *                                              40,310          936
   U.S. Xpress Enterprises, Inc., Class A *                   9,842          162
   USA Truck, Inc. *                                          4,400           71
   Werner Enterprises, Inc.                                 116,711        2,040
                                                                      ----------
                                                                          12,261
                                                                      ----------
TRUCKING & LEASING - 0.3%
   AMERCO, Inc. *                                             9,872          859
   Greenbrier Cos., Inc.                                      2,800           84
   Interpool, Inc.                                           47,837        1,117
                                                                      ----------
                                                                           2,060
                                                                      ----------
WATER - 0.0%
   American States Water Co.                                  4,541          175
   California Water Service Group                             1,905           77
                                                                      ----------
                                                                             252
                                                                      ----------
TOTAL COMMON STOCKS
(COST $497,872)                                                          660,027
                                                                      ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2006 (UNAUDITED)
SMALL CAP VALUE FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                     2,100   $       --
                                                                      ----------
TOTAL OTHER
(COST $ -)                                                                    --
                                                                      ----------

WARRANTS - 0.0%
   American Banknote Corp., Exp. 10/1/07,
      Strike $10.00 *                                             9           --
   American Banknote Corp., Exp. 10/1/07,
      Strike $12.50 *                                             9           --
   Timco Aviation Services, Inc. Exp. 12/31/07 *                864           --
                                                                      ----------
TOTAL WARRANTS
(COST $ -)                                                                    --
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 6.5%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $      42,807   $   42,807
   U.S. Treasury Bill, (1)
      5.02%, 2/22/07                                          2,355        2,338
TOTAL SHORT-TERM INVESTMENTS
(COST $45,145)                                                            45,145
                                                                      ----------
TOTAL INVESTMENTS - 101.8%
(COST $543,017)                                                          705,172
                                                                      ----------
   Liabilities less Other Assets - (1.8)%                                (12,686)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  692,486

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At December 31, 2006, the Small Cap Value Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      LOSS
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
----           ---------   --------   --------   --------   ----------
Russell Mini
2000              343       27,265      Long       3/07        ($89)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $543,017
                                                                        --------
Gross tax appreciation of investments                                   $164,730
Gross tax depreciation of investments                                     (2,575)
                                                                        --------
Net tax appreciation of investments                                     $162,155
                                                                        ========


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.9%

AEROSPACE/DEFENSE - 7.4%
   Boeing (The) Co.                                          34,000   $    3,020
   Lockheed Martin Corp.                                     38,100        3,508
   Raytheon Co.                                              66,900        3,532
   Rockwell Collins, Inc.                                    33,000        2,089
                                                                      ----------
                                                                          12,149
                                                                      ----------
BIOTECHNOLOGY - 3.2%
   Biogen Idec, Inc. *                                       75,000        3,689
   Genentech, Inc. *                                         20,000        1,623
                                                                      ----------
                                                                           5,312
                                                                      ----------
COMMERCIAL SERVICES - 4.0%
   Accenture Ltd., Class A                                   92,400        3,412
   Forrester Research, Inc. *                                66,900        1,814
   Gartner, Inc. *                                           68,800        1,362
                                                                      ----------
                                                                           6,588
                                                                      ----------
COMPUTERS - 19.9%
   Apple Computer, Inc. *                                    30,200        2,562
   Brocade Communications Systems, Inc. *                   217,800        1,788
   Cadence Design Systems, Inc. *                           281,400        5,040
   Dell, Inc. *                                             129,500        3,249
   Electronic Data Systems Corp.                             96,100        2,648
   Factset Research Systems, Inc.                            31,700        1,790
   Hewlett-Packard Co.                                      156,500        6,446
   IBM Corp.                                                 50,700        4,926
   Mentor Graphics Corp. *                                  140,000        2,524
   Western Digital Corp. *                                   92,800        1,899
                                                                      ----------
                                                                          32,872
                                                                      ----------
ELECTRONICS - 7.6%
   Applera Corp. - Applied Biosystems Group                  58,200        2,135
   AVX Corp.                                                133,000        1,967
   Coherent, Inc. *                                         107,300        3,388
   Cymer, Inc. *                                             34,500        1,516
   Rofin-Sinar Technologies, Inc. *                          32,400        1,959
   Thermo Electron Corp. *                                   35,000        1,585
                                                                      ----------
                                                                          12,550
                                                                      ----------
ENTERTAINMENT - 1.3%
   Macrovision Corp. *                                       74,000        2,091
                                                                      ----------
HEALTHCARE - PRODUCTS - 1.9%
   Alcon, Inc.                                               17,700        1,978
   Medtronic, Inc.                                           22,100        1,183
                                                                      ----------
                                                                           3,161
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.9% - CONTINUED

INTERNET - 7.5%
   Digital River, Inc. *                                     35,600   $    1,986
   McAfee, Inc. *                                            67,800        1,924
   Symantec Corp. *                                         192,000        4,003
   TIBCO Software, Inc. *                                   274,000        2,587
   VeriSign, Inc. *                                          80,300        1,931
                                                                      ----------
                                                                          12,431
                                                                      ----------
SEMICONDUCTORS - 17.3%
   ASML Holding N.V. *                                       69,700        1,717
   Emulex Corp. *                                           164,400        3,207
   Intersil Corp., Class A                                   77,600        1,856
   Lam Research Corp. *                                      89,700        4,541
   LSI Logic Corp. *                                        269,800        2,428
   MEMC Electronic Materials, Inc. *                         51,400        2,012
   National Semiconductor Corp.                              67,600        1,534
   Taiwan Semiconductor Manufacturing
      Co. Ltd. ADR                                          337,668        3,691
   Texas Instruments, Inc.                                  122,000        3,514
   United Microelectronics Corp. ADR                        543,800        1,898
   Varian Semiconductor Equipment
      Associates, Inc. *                                     46,200        2,103
                                                                      ----------
                                                                          28,501
                                                                      ----------
SOFTWARE - 11.8%
   BEA Systems, Inc. *                                      101,000        1,271
   BMC Software, Inc. *                                      92,500        2,978
   Hyperion Solutions Corp. *                                32,000        1,150
   Microsoft Corp.                                          183,700        5,485
   Oracle Corp. *                                           242,800        4,162
   Sybase, Inc. *                                           101,600        2,510
   Transaction Systems Architects, Inc. *                    59,100        1,925
                                                                      ----------
                                                                          19,481
                                                                      ----------
TELECOMMUNICATIONS - 16.0%
   Amdocs Ltd. *                                             81,500        3,158
   Arris Group, Inc. *                                      220,000        2,752
   Avaya, Inc. *                                            203,400        2,844
   Cisco Systems, Inc. *                                    217,700        5,950
   Motorola, Inc.                                           132,100        2,716
   Nokia OYJ ADR                                            307,800        6,254
   Polycom, Inc. *                                           87,000        2,689
                                                                      ----------
                                                                          26,363
                                                                      ----------
TOTAL COMMON STOCKS
(COST $139,927)                                                          161,499
                                                                      ----------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 2.0%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       3,309   $    3,309
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $3,309)                                                              3,309
                                                                      ----------
TOTAL INVESTMENTS - 99.9%
(COST $143,236)                                                          164,808
                                                                      ----------
   Other Assets less Liabilities - 0.1%                                       87
                                                                      ----------
NET ASSETS - 100.0%                                                   $  164,895

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $143,236
                                                                        --------
Gross tax appreciation of investments                                   $ 23,214
Gross tax depreciation of investments                                     (1,642)
                                                                        --------
Net tax appreciation of investments                                     $ 21,572
                                                                        ========


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2%

AUSTRALIA - 10.6%
   Abacus Property Group                                    132,810   $      193
   Australand Property Group                                105,748          167
   Babcock & Brown Japan Property Trust                     116,555          192
   Bunnings Warehouse Property Trust                         66,502          113
   Centro Properties Group                                  199,181        1,431
   Centro Retail Group                                       61,790           99
   CFS Retail Property Trust                                378,693          696
   Commonwealth Property Office Fund                        395,174          458
   DB RREEF Trust                                           693,873          972
   FKP Property Group *                                      49,449          257
   Galileo Shopping America Trust                           233,764          227
   GPT Group *                                              495,582        2,190
   ING Industrial Fund                                      226,446          424
   ING Office Fund                                          291,476          352
   ING Real Estate Community Living Fund Group               69,105           69
   Investa Property Group                                   371,897          737
   Macquarie CountryWide Trust                              304,510          507
   Macquarie DDR Trust                                      216,543          226
   Macquarie Goodman Group                                  394,250        2,365
   Macquarie Office Trust                                   480,474          584
   Macquarie ProLogis Trust                                 201,406          199
   Mirvac Group                                             216,814          957
   Multiplex Group                                          153,650          484
   Rubicon America Trust                                     85,699           78
   Rubicon Europe Trust Group                                49,206           42
   Stockland                                                331,964        2,170
   Sunland Group Ltd.                                        50,259          143
   Tishman Speyer Office Fund                                68,634          135
   Valad Property Group                                     148,383          186
   Westfield Group                                          429,299        7,112
                                                                      ----------
                                                                          23,765
                                                                      ----------
AUSTRIA - 1.5%
   CA Immobilien Anlagen A.G. *                              13,950          407
   Conwert Immobilien Invest A.G. *                          13,790          299
   Immoeast Immobilien Anlagen A.G. *                        66,320          933
   IMMOFINANZ Immobilien Anlagen A.G. *                     106,620        1,520
   Sparkassen Immobilien A.G. *                              15,940          206
                                                                      ----------
                                                                           3,365
                                                                      ----------
BELGIUM - 0.4%
   Befimmo SCA Sicafi                                         2,336          262
   Cofinimmo S.A.                                             1,793          360
   Intervest Offices                                          1,657           62

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

BELGIUM - 0.4% - (CONTINUED)
   Leasinvest Real Estate SCA                                   452   $       46
   Warehouses De Pauw SCA                                     1,491           98
   Wereldhave Belgium N.V.                                      433           34
                                                                      ----------
                                                                             862
                                                                      ----------
BERMUDA - 0.2%
   Orient-Express Hotels Ltd.                                10,536          498
                                                                      ----------
CANADA - 2.3%
   Alexis Nihon Real Estate Investment Trust                  4,200           62
   Allied Properties Real Estate Investment Trust             4,778           95
   Boardwalk Real Estate Investment Trust                    12,800          453
   Calloway Real Estate Investment Trust                     18,500          438
   Canadian Apartment Properties REIT                        14,800          236
   Canadian Hotel Income Properties REIT                      8,200          105
   Canadian Real Estate Investment Trust                     14,200          383
   Chartwell Seniors Housing Real Estate
      Investment Trust                                       17,100          205
   Cominar Real Estate Investment Trust                       8,500          164
   Dundee Real Estate Investment Trust                        8,200          272
   H&R Real Estate Investment                                30,600          632
   InnVest Real Estate Investment Trust                      11,600          137
   IPC US Real Estate Investment Trust                       10,000          106
   Legacy Hotels Real Estate Investment Trust                24,700          201
   Morguard Real Estate Investment Trust                     10,400          123
   Northern Property Real Estate Investment Trust             4,200          101
   Primaris Retail Real Estate Investment Trust              12,100          196
   Retirement Residences Real Estate Investment
      Trust                                                  21,700          154
   RioCan Real Estate Investment Trust                       48,653        1,049
   Sunrise Senior Living Real Estate Investment
      Trust                                                  13,700          125
                                                                      ----------
                                                                           5,237
                                                                      ----------
DENMARK - 0.1%
   Keops A/S *                                               11,865           43
   TK Development *                                           6,802          101
                                                                      ----------
                                                                             144
                                                                      ----------
FINLAND - 0.2%
   Citycon OYJ                                               29,400          196
   Sponda OYJ                                                14,100          223
   Technopolis PLC                                            9,400           96
                                                                      ----------
                                                                             515
                                                                      ----------
FRANCE - 2.9%
   Acanthe Developpement S.A.                                 8,986           43
   Affine S.A.                                                  305           55
   Fonciere Des Regions                                       3,453          675


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

FRANCE - 2.9% - (CONTINUED)
   Gecina S.A.                                                3,019   $      578
   Icade *                                                    6,469          408
   Klepierre                                                  5,594        1,056
   Mercialys                                                  6,918          276
   Societe de la Tour Eiffel                                  1,203          217
   Societe Immobiliere de Location pour l'Industrie
      et le Commerce                                          3,154          475
   Unibail                                                   11,109        2,715
                                                                      ----------
                                                                           6,498
                                                                      ----------
GERMANY - 0.8%
   Colonia Real Estate A.G. *                                 3,783          183
   Deutsche Euroshop A.G.                                     4,088          303
   Deutsche Wohnen A.G.                                       4,473          286
   IVG Immobilien A.G.                                       21,055          905
   Patrizia Immobilien A.G. *                                 5,626          168
                                                                      ----------
                                                                           1,845
                                                                      ----------
GREECE - 0.1%
   Babis Vovos International Construction S.A.                6,070          234
   Eurobank Properties Real Estate Investment Co.             1,500           33
   Lamda Development S.A. *                                   3,010           47
                                                                      ----------
                                                                             314
                                                                      ----------
HONG KONG - 7.8%
   Agile Property Holdings Ltd.                             367,000          345
   Champion REIT *                                          319,000          154
   China Overseas Land & Investment Ltd.                    839,000        1,126
   China Resources Land Ltd.                                306,000          366
   Far East Consortium                                      241,000          118
   Great Eagle Holdings Ltd.                                 70,000          202
   GZI Real Estate Investment Trust                         170,000           67
   Hang Lung Properties Ltd.                                503,000        1,261
   Henderson Land Development Co. Ltd.                      189,000        1,057
   HKR International Ltd.                                   153,200           74
   Hongkong Land Holdings Ltd.                              418,000        1,664
   Hopson Development Holdings Ltd.                          92,000          260
   Hysan Development Co. Ltd.                               192,000          502
   Kerry Properties Ltd.                                    119,000          556
   Kowloon Development Co. Ltd.                              89,000          158
   Link REIT (The)                                          519,500        1,069
   New World China Land Ltd.                                265,400          161
   New World Development Ltd.                               663,000        1,335
   Pacific Century Premium Developments Ltd.                217,000           62
   Prosperity REIT                                          282,000           61

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

HONG KONG - 7.8% - (CONTINUED)
   Shanghai Real Estate Ltd.                                312,000   $      108
   Shenzhen Investment Ltd.                                 326,000          136
   Shui On Land Ltd. *                                      295,000          258
   Sino Land Co.                                            546,000        1,275
   Sun Hung Kai Properties Ltd.                             453,000        5,204
                                                                      ----------
                                                                          17,579
                                                                      ----------
ITALY - 0.5%
   Aedes S.p.A.                                              17,791          144
   Beni Stabili S.p.A.                                      309,282          494
   Immobiliare Grande Distribuzione                          26,797          131
   Risanamento S.p.A.                                        26,105          283
                                                                      ----------
                                                                           1,052
                                                                      ----------
JAPAN - 11.2%
   Aeon Mall Co. Ltd.                                         2,600          147
   Daibiru Corp.                                             12,800          139
   Daikyo, Inc. *                                            20,000          103
   Diamond City Co. Ltd.                                      3,300          148
   Goldcrest Co Ltd.                                          3,160          163
   Heiwa Real Estate Co. Ltd.                                31,500          179
   Japan Prime Realty Investment Corp.                          128          465
   Japan Real Estate Investment Corp.                           100        1,076
   Japan Retail Fund Investment Corp.                            94          767
   Kenedix Realty Investment Corp.                               35          202
   Mitsubishi Estate Co Ltd.                                250,000        6,475
   Mitsui Fudosan Co. Ltd.                                  214,000        5,228
   Mori Trust Sogo REIT, Inc.                                    18          170
   Nippon Building Fund, Inc.                                   124        1,648
   Nippon Commercial Investment Corp. *                          62          254
   Nomura Real Estate Office Fund, Inc.                          65          596
   NTT Urban Development Corp.                                  371          718
   Orix JREIT, Inc.                                              55          369
   Premier Investment Co.                                        21          134
   Shoei Co. Ltd.                                             6,200          171
   Sumitomo Realty & Development Co. Ltd.                   116,000        3,726
   TOC Co. Ltd.                                              22,500          113
   Tokyo Tatemono Co. Ltd.                                   58,000          647
   Tokyu Land Corp.                                          98,000          925
   Tokyu REIT, Inc.                                              32          280
   United Urban Investment Corp.                                 41          270
                                                                      ----------
                                                                          25,113
                                                                      ----------
LUXEMBOURG - 0.2%
   GAGFAH S.A.                                               10,704          340
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

NETHERLANDS - 2.4%
   Corio N.V.                                                16,303   $    1,332
   Eurocommercial Properties N.V.                             8,566          428
   Nieuwe Steen Investments Funds N.V.                        8,467          250
   Rodamco Europe N.V.                                       16,292        2,168
   Vastned Offices/Industrial                                 4,668          183
   Vastned Retail N.V.                                        4,044          411
   Wereldhave N.V.                                            5,042          672
                                                                      ----------
                                                                           5,444
                                                                      ----------
NEW ZEALAND - 0.1%
   Kiwi Income Property Trust                               172,466          187
                                                                      ----------
NORWAY - 0.1%
   NorGani Hotels ASA *                                       9,050          107
   Norwegian Property ASA *                                  17,160          179
                                                                      ----------
                                                                             286
                                                                      ----------
POLAND - 0.2%
   Globe Trade Centre S.A. *                                 25,764          357
                                                                      ----------
SINGAPORE - 2.0%
   Allco Commercial Real Estate Investment Trust            111,000           80
   Allgreen Properties Ltd.                                 130,000          111
   Ascendas Real Estate Investment Trust                    312,000          543
   CapitaCommercial Trust                                   253,000          432
   CapitaLand Ltd.                                          334,000        1,351
   CapitaMall Trust                                         285,000          541
   Fortune Real Estate Investment Trust                     137,000          104
   Guocoland Ltd.                                            78,000          132
   Keppel Land Ltd.                                          88,000          396
   Mapletree Logistics Trust                                138,000          107
   Singapore Land Ltd.                                       39,000          219
   Suntec Real Estate Investment Trust                      349,000          414
   Wing Tai Holdings Ltd.                                   124,000          184
                                                                      ----------
                                                                           4,614
                                                                      ----------
SPAIN - 0.0%
   Renta Corp. Real Estate S.A. *                             1,722           78
                                                                      ----------
SWEDEN - 1.0%
   Castellum AB                                              41,700          556
   Fabege AB                                                 24,400          654
   Hufvudstaden AB                                           19,200          218
   Klovern AB                                                22,900          100
   Kungsleden AB                                             33,000          506
   Wihlborgs Fastigheter AB                                   9,300          194
                                                                      ----------
                                                                           2,228
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

SWITZERLAND - 0.5%
   Allreal Holding A.G                                        1,159   $      129
   PSP Swiss Property A.G. *                                 11,362          668
   Swiss Prime Site A.G. *                                    4,575          276
   Zueblin Immobilien Holding A.G. *                          7,666           74
                                                                      ----------
                                                                           1,147
                                                                      ----------
UNITED KINGDOM - 10.3%
   Assura Group Ltd.                                         56,397          236
   Big Yellow Group PLC                                      20,500          283
   British Land Co. PLC                                     125,645        4,217
   Brixton PLC                                               65,420          738
   Capital & Regional PLC                                    17,347          524
   CLS Holdings PLC *                                        12,859          186
   Daejan Holdings                                            1,119          127
   Derwent London PLC                                        13,113          538
   Development Securities PLC                                 9,305          127
   Freeport PLC *                                             8,393           64
   Grainger Trust PLC                                        23,382          318
   Great Portland Estates PLC                                39,706          539
   Hammerson PLC                                             69,126        2,135
   Helical Bar PLC                                           22,726          211
   Invista Foundation Property Trust Ltd.                        86          232
   Land Securities Group PLC                                112,746        5,128
   Liberty International PLC                                 88,043        2,407
   London Merchant Securities                                59,180          354
   Mapeley Ltd.                                               2,797          217
   Marylebone Warwick Balfour Group PLC *                     7,384           35
   McKay Securities PLC                                       7,628           68
   Minerva PLC *                                             38,606          306
   Mucklow (A&J) Group PLC                                    5,229           52
   Primary Health Properties PLC                              5,417           57
   Quintain Estates & Development PLC                        31,619          529
   Shaftesbury PLC                                           32,168          494
   Slough Estates PLC                                       113,912        1,752
   State Modwen Properties PLC                               21,935          251
   Town Centre Securities PLC                                 9,491          116
   Unite Group PLC                                           29,651          318
   Warner Estate Holdings PLC                                 9,439          160
   Workspace Group PLC                                       42,498          414
                                                                      ----------
                                                                          23,133
                                                                      ----------
UNITED STATES - 41.8%
   Acadia Realty Trust                                        6,826          171
   Affordable Residential Communities LP *                    5,800           68


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED STATES - 41.8% - (CONTINUED)
   Agree Realty Corp.                                         1,184   $       41
   Alexander's, Inc. *                                          445          187
   Alexandria Real Estate Equities, Inc.                      7,387          742
   AMB Property Corp.                                        22,280        1,306
   American Campus Communities, Inc.                          4,815          137
   American Financial Realty Trust                           33,170          379
   Apartment Investment & Management Co.                     24,230        1,357
   Archstone-Smith Trust                                     54,020        3,144
   Ashford Hospitality Trust, Inc.                           15,770          196
   Associated Estates Realty Corp.                            2,469           34
   AvalonBay Communities, Inc.                               18,430        2,397
   BioMed Realty Trust, Inc.                                 16,510          472
   BNP Residential Properties, Inc.                           1,510           36
   Boston Properties, Inc.                                   28,890        3,232
   Brandywine Realty Trust                                   22,255          740
   BRE Properties, Inc.                                      12,686          825
   Brookfield Properties Corp.                               42,900        1,691
   Camden Property Trust                                     13,830        1,021
   CBL & Associates Properties, Inc.                         16,504          715
   Cedar Shopping Centers, Inc.                               9,281          148
   CentraCore Properties Trust                                1,996           65
   Colonial Properties Trust                                 11,310          530
   Columbia Equity Trust, Inc.                                2,131           41
   Corporate Office Properties Trust SBI MD                  10,536          532
   Corrections Corp. of America *                            14,993          678
   Cousins Properties, Inc.                                   9,881          348
   Crescent Real Estate EQT Co.                              25,300          500
   Developers Diversified Realty Corp.                       27,280        1,717
   DiamondRock Hospitality Co                                19,576          353
   Digital Realty Trust, Inc.                                 4,900          168
   Douglas Emmett, Inc.                                      14,455          384
   Duke Realty Corp.                                         33,604        1,374
   EastGroup Properties, Inc.                                 5,478          293
   Education Realty Trust, Inc.                               4,920           73
   Entertainment Properties Trust                             6,720          393
   Equity Inns, Inc.                                         12,010          192
   Equity Lifestyle Properties, Inc.                          5,455          297
   Equity Office Properties Trust                            86,480        4,166
   Equity One, Inc.                                           8,373          223
   Equity Residential                                        71,980        3,653
   Essex Property Trust, Inc.                                 5,884          760
   Extra Space Storage, Inc.                                 14,750          269

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED STATES - 41.8% - (CONTINUED)
   Federal Realty Invs Trust                                 13,606   $    1,156
   FelCor Lodging Trust, Inc.                                15,860          346
   First Industrial Realty Trust, Inc.                       10,941          513
   First Potomac Realty Trust                                 5,094          148
   Forest City Enterprises, Inc.                             18,683        1,091
   General Growth Properties, Inc.                           59,614        3,114
   Getty Realty Corp.                                         3,828          118
   Glimcher Realty Trust                                      8,030          214
   Global Signal, Inc.                                        4,832          254
   GMH Communities Trust                                      8,420           85
   Health Care Property Investors, Inc.                      49,280        1,814
   Health Care REIT, Inc.                                    18,182          782
   Healthcare Realty Trust, Inc.                             11,802          467
   Hersha Hospitality Trust                                   8,080           92
   Highland Hospitality Corp.                                13,262          189
   Highwoods Properties, Inc.                                14,247          581
   Home Properties, Inc.                                      8,200          486
   Hospitality Properties Trust                              18,645          886
   Host Hotels & Resorts, Inc.                              128,010        3,143
   HRPT Properties Trust                                     53,104          656
   Inland Real Estate Corp.                                  15,673          293
   Innkeepers USA Trust                                       9,580          148
   Investors Real Estate Trust                                9,576           98
   Kilroy Realty Corp.                                        8,200          640
   Kimco Realty Corp.                                        61,780        2,777
   Kite Realty Group Trust                                    5,840          109
   LaSalle Hotel Properties                                   9,892          454
   Lexington Realty Trust                                    13,280          298
   Liberty Property Trust                                    21,980        1,080
   LTC Properties, Inc.                                       5,037          138
   Macerich (The) Co.                                        17,870        1,547
   Mack-Cali Realty Corp.                                    15,688          800
   Maguire Properties, Inc.                                  11,610          464
   Medical Properties Trust, Inc.                             8,320          127
   Mid-America Apartment Communities, Inc.                    6,254          358
   Mills (The) Corp.                                         12,999          260
   National Health Investors, Inc.                            6,060          200
   National Healthcare Corp.                                  2,060          114
   National Retail Properties, Inc.                          15,094          346
   Nationwide Health Properties, Inc.                        21,400          647
   New Plan Excel Realty Trust                               26,296          723
   Omega Healthcare Investors, Inc.                          13,427          238


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED STATES - 41.8% - (CONTINUED)
   Parkway Properties Inc/Md                                  3,190   $      163
   Pennsylvania Real Estate Investment Trust                  9,394          370
   Post Properties, Inc.                                     10,660          487
   Prologis                                                  61,150        3,716
   PS Business Parks, Inc.                                    3,672          260
   Public Storage, Inc.                                      31,575        3,079
   Ramco-Gershenson Properties                                3,582          137
   Realty Income Corp.                                       25,064          694
   Reckson Associates Realty Corp.                           21,010          958
   Regency Centers Corp.                                     17,100        1,337
   Republic Property Trust                                    4,773           55
   Saul Centers, Inc.                                         2,741          151
   Senior Housing Properties Trust                           19,371          474
   Simon Property Group, Inc.                                54,490        5,519
   SL Green Realty Corp.                                     12,310        1,635
   Sovran Self Storage, Inc.                                  4,619          265
   Spirit Finance Corp.                                      22,893          285
   Strategic Hotels & Resorts, Inc.                          18,720          408
   Sun Communities, Inc.                                      3,749          121
   Sunstone Hotel Investors, Inc.                            14,660          392
   Tanger Factory Outlet Centers                              7,080          277
   Taubman Centers, Inc.                                      9,764          497
   Trusteet Properties, Inc.                                 17,133          289
   U-Store-It Trust                                          13,120          270
   United Dominion Realty Trust, Inc.                        33,180        1,055
   Universal Health Realty Income Trust                       2,314           90
   Urstadt Biddle Properties, Inc.                            3,519           67
   Ventas, Inc.                                              26,038        1,102
   Vornado Realty Trust                                      34,670        4,212
   Washington Real Estate Investment Trust                   11,320          453
   Weingarten Realty Investors                               21,447          989
   Winston Hotels, Inc.                                       5,602           74
   Winthrop Realty Trust                                      8,590           59
                                                                      ----------
                                                                          93,982
                                                                      ----------
TOTAL COMMON STOCKS
(COST $203,586)                                                          218,583
                                                                      ----------
RIGHTS - 0.0%
   Allgreen Properties Ltd. *                                52,000           23
                                                                      ----------
TOTAL RIGHTS
(COST $-)                                                                     23
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
INVESTMENT COMPANIES - 0.5%
   F&C Commercial Property Trust Ltd.                            69   $      178
   ING UK Real Estate Income Trust Ltd.                          77          177
   Invesco UK Property Income Trust Ltd.                         33           76
   ISIS Property Ltd.                                            10           32
   ISIS Property Trust 2 Ltd.                                    18           51
   ProLogis European Properties                                  13          265
   Sparkassen Immo Invest Genusscheine                            1           68
   Standard Life Investment Property Income Trust
      PLC                                                        21           52
   Teesland Advantage Property Income Trust Ltd.                 30           67
   UK Balanced Property Trust (The) Ltd.                         44          121
   Westbury Property Fund (The) Ltd.                             21           67
                                                                      ----------
TOTAL INVESTMENT COMPANIES
(COST $1,145)                                                              1,154
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 3.2%
   ING, Belgium, Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       7,184        7,184
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $7,184)                                                              7,184
                                                                      ----------

TOTAL INVESTMENTS - 100.9%
(COST $211,915)                                                          226,944
   Liabilities less Other Assets - (0.9)%                                 (2,020)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  224,924

*    Non-Income Producing Security


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

At December 31, 2006, the industry sectors for the Global Real Estate Index Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                   --------------
Capital Markets                                                         0.1%
Commercial Service & Supply                                             0.3
Healthcare Providers & Services                                         0.1
Hotels Restaurants & Leisure                                            0.2
Household Durables                                                      0.1
Industrial Conglomerates                                                6.7
Real Estate                                                             0.2
Real Estate Investment Trusts                                          67.1
Real Estate Management/Development                                     25.2
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the Global Real Estate Index Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                         --------------
U.S. Dollar                                                            43.0%
Japanese Yen                                                           11.4
Australian Dollar                                                      10.8
British Pound                                                          10.9
Euro                                                                    9.4
Hong Kong Dollar                                                        7.3
All other currencies less than 5%                                       7.2
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT                      AMOUNT
 CONTRACTS     (LOCAL     IN EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)        FOR        CURRENCY)   SETTLEMENT   GAIN (LOSS)
 CURRENCY      (000S)       CURRENCY       (000S)       DATE         (000S)
----------   ---------   -------------   ---------   ----------   -----------
U.S.                     Australian
Dollar          416      Dollar               527      1/2/07         $--

U.S.                     Danish
Dollar            9      Krone                 51      1/2/07          --

U.S.
Dollar          326      Euro                 248      1/2/07           1

U.S.
Dollar          451      British Pound        230      1/2/07          (1)

U.S.                     Hong Kong
Dollar          273      Dollar             2,122      1/2/07          --

U.S.                     Swedish
Dollar           47      Krona                323      1/2/07          --

               AMOUNT                      AMOUNT
 CONTRACTS     (LOCAL     IN EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)        FOR        CURRENCY)   SETTLEMENT   GAIN (LOSS)
 CURRENCY      (000S)       CURRENCY       (000S)       DATE         (000S)
----------   ---------   -------------   ---------   ----------   -----------
U.S.                     Swiss
Dollar           13      Franc                 16      1/3/07         $--

                         New
U.S.                     Zealander
Dollar            3      Dollar                 4      1/3/07          --

U.S.                     Singaporean
Dollar           30      Dollar                46      1/3/07          --

U.S.                     Australian
Dollar          471      Dollar               597      1/4/07          --

U.S.                     British
Dollar          443      Pound                226      1/4/07          --

U.S.                     Canadian
Dollar          104      Dollar               121      1/4/07          --

U.S.
Dollar          335      Euro                 254      1/4/07          --

U.S.                     Hong Kong
Dollar          235      Dollar             1,838      1/4/07          --

U.S.                     Japanese
Dollar           62      Yen                7,372      1/4/07          --

U.S.                     Norwegian
Dollar            8      Krone                 50      1/4/07          --

U.S.
Dollar           13      Polish Zlotty         38      1/4/07          --

U.S.                     Singaporean
Dollar           58      Dollar                89      1/4/07          --

U.S.                     Swedish
Dollar           37      Krona                253      1/4/07          --

U.S.
Dollar           19      Swiss Franc           23      1/4/07          --

U.S.                     Japanese
Dollar          429      Yen               51,053      1/5/07           1
                                                                      ---
Total                                                                 $ 1

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $211,915
                                                                        --------
Gross tax appreciation of investments                                   $ 15,386
Gross tax depreciation of investments                                       (357)
                                                                        --------
Net tax appreciation of investments                                     $ 15,029
                                                                        =======


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2%

AUSTRALIA - 5.4%
   ABC Learning Centres Ltd.                                 32,533   $      216
   AGL Energy Ltd. *                                         37,767          482
   Alinta Ltd.                                               55,594          519
   Alumina Ltd.                                             124,910          625
   Amcor Ltd.                                                87,168          499
   AMP Ltd.                                                 187,313        1,493
   Ansell Ltd.                                                5,525           49
   APN News & Media Ltd.                                      9,689           46
   Aristocrat Leisure Ltd.                                   36,848          462
   Australia & New Zealand Banking Group Ltd.               187,567        4,176
   Australian Stock Exchange Ltd.                            17,204          518
   AXA Asia Pacific Holdings Ltd.                            94,494          544
   Babcock & Brown International Pty Ltd.                    18,230          357
   BHP Billiton Ltd.                                        354,681        7,083
   Billabong International Ltd.                              11,476          158
   BlueScope Steel Ltd.                                      82,508          561
   Boral Ltd.                                                62,943          379
   Brambles Ltd. *                                           69,507          700
   Brambles Ltd. *                                           88,229          893
   Caltex Australia Ltd.                                     14,209          258
   Centro Properties Group                                   81,176          583
   CFS Retail Property Trust                                177,633          327
   CFS Retail Property Trust - New                            5,466           10
   Challenger Financial Services Group Ltd.                   4,771           16
   Coca-Cola Amatil Ltd.                                     55,716          341
   Cochlear Ltd.                                              6,323          289
   Coles Myer Ltd.                                          117,442        1,298
   Commonwealth Bank of Australia                           127,638        4,985
   Commonwealth Property Office Fund                        175,086          203
   Computershare Ltd.                                        49,789          350
   CSL Ltd.                                                  19,803        1,022
   CSR Ltd.                                                 100,346          297
   DB RREEF Trust                                           297,182          416
   Downer EDI Ltd.                                           25,941          143
   Foster's Group Ltd.                                      201,740        1,102
   Futuris Corp. Ltd.                                         8,802           14
   Goodman Fielder Ltd.                                     111,815          196
   GPT Group                                                192,088          849
   Harvey Norman Holdings Ltd.                               52,028          156
   Iluka Resources Ltd.                                       5,463           29
   ING Industrial Fund                                        8,090           15
   Insurance Australia Group Ltd.                           175,380          879

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

AUSTRALIA - 5.4% - (CONTINUED)
   Investa Property Group                                   172,891   $      343
   John Fairfax Holdings Ltd.                               102,261          390
   Leighton Holdings Ltd.                                    12,263          196
   Lend Lease Corp. Ltd.                                     38,890          566
   Lion Nathan Ltd.                                          31,803          205
   Macquarie Airports Management Ltd.                        35,469          101
   Macquarie Bank Ltd.                                       25,637        1,597
   Macquarie Communications Infrastructure
      Group                                                  34,451          171
   Macquarie Goodman Group                                  150,060          900
   Macquarie Infrastructure Group                           269,192          735
   Macquarie Office Trust                                   198,464          241
   Mayne Pharma Ltd.                                         50,185          161
   Mirvac Group                                              98,121          433
   Multiplex Group                                           19,763           62
   National Australia Bank Ltd.                             161,141        5,138
   Newcrest Mining Ltd.                                      36,032          749
   OneSteel Ltd.                                             44,038          163
   Orica Ltd.                                                34,780          667
   Origin Energy Ltd.                                        88,733          579
   Pacific Brands Ltd.                                       15,776           33
   PaperlinX Ltd.                                            10,058           31
   Perpetual Ltd.                                             4,700          290
   Publishing & Broadcasting Ltd.                            14,537          245
   Qantas Airways Ltd.                                      104,098          429
   QBE Insurance Group Ltd.                                  78,670        1,791
   Rinker Group Ltd.                                         92,637        1,320
   Rio Tinto Ltd.                                            29,375        1,723
   Santos Ltd.                                               66,874          521
   Sonic Healthcare Ltd.                                     33,298          391
   Stockland                                                135,103          883
   Stockland - New                                            4,169           26
   Suncorp-Metway Ltd.                                       58,625          942
   Sydney Roads Group                                        86,163           90
   Symbion Health Ltd.                                       59,734          179
   TABCORP Holdings Ltd.                                     56,224          748
   Tattersall's Ltd.                                         70,586          218
   Telstra Corp. Ltd.                                       302,396          988
   Telstra Corp. Ltd. *                                     146,119          310
   Toll Holdings Ltd.                                        58,197          839
   Transurban Group                                          78,989          475
   Wesfarmers Ltd.                                           38,215        1,132
   Westfield Group                                          155,733        2,580


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES        (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

AUSTRALIA - 5.4% - (CONTINUED)
   Westpac Banking Corp.                                    188,462   $    3,606
   Woodside Petroleum Ltd.                                   49,300        1,483
   Woolworths Ltd.                                          120,811        2,279
   WorleyParsons Ltd.                                        14,321          241
   Zinifex Ltd.                                              43,048          638
                                                                      ----------
                                                                          71,366
                                                                      ----------
AUSTRIA - 0.6%
   Andritz A.G.                                               1,030          223
   BetandWin.com Interactive Entertainment A.G. *             1,650           35
   Boehler-Uddeholm A.G                                       4,560          320
   Erste Bank der Oesterreichischen Sparkassen
      A.G.                                                   18,740        1,438
   Flughafen Wien A.G.                                          530           52
   Immoeast Immobilien Anlagen A.G. *                        23,940          337
   IMMOFINANZ Immobilien Anlagen A.G. *                      45,894          654
   Mayr-Melnhof Karton A.G.                                     420           79
   Meinl European Land Ltd. *                                21,290          547
   OMV A.G.                                                  16,680          947
   Raiffeisen International Bank Holding A.G.                 3,890          593
   RHI A.G. *                                                   400           20
   Telekom Austria A.G.                                      40,340        1,081
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts A.G., Class A                 7,790          416
   Voestalpine A.G.                                           8,680          490
   Wiener Staedtische Versicherung A.G.                       3,360          236
   Wienerberger A.G                                           8,280          492
                                                                      ----------
                                                                           7,960
                                                                      ----------
BELGIUM - 1.2%
   AGFA-Gevaert N.V.                                         11,074          283
   Barco N.V.                                                   789           72
   Bekaert N.V.                                               1,703          213
   Belgacom S.A.                                             16,543          729
   Cofinimmo                                                    483           97
   Colruyt S.A.                                               1,700          363
   Compagnie Maritime Belge S.A.                                703           30
   D'ieteren S.A.                                               176           63
   Delhaize Group                                             7,471          623
   Dexia                                                     57,488        1,575
   Euronav N.V.                                                 766           23
   Fortis                                                   117,590        5,018
   Groupe Bruxelles Lambert S.A.                              7,389          888
   InBev N.V.                                                18,388        1,213
   KBC Groep N.V.                                            18,761        2,301

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

BELGIUM - 1.2% - (CONTINUED)
   Mobistar S.A.                                              3,255   $      278
   Omega Pharma S.A.                                          2,138          161
   Solvay S.A., Class A                                       6,435          987
   UCB S.A.                                                  11,536          791
   Umicore                                                    2,638          449
                                                                      ----------
                                                                          16,157
                                                                      ----------
BERMUDA - 0.0%
   Frontline Ltd.                                             6,550          211
   SeaDrill Ltd. *                                           24,300          410
                                                                      ----------
                                                                             621
                                                                      ----------
CHINA - 0.1%
   Foxconn International Holdings Ltd. *                    208,000          681
                                                                      ----------
DENMARK - 0.8%
   A.P. Moller - Maersk A/S                                     111        1,046
   Bang & Olufsen A/S, Class B                                1,176          152
   Carlsberg A/S, Class B                                     3,800          378
   Coloplast A/S, Class B                                     2,956          267
   D/S Torm A/S                                                 550           36
   Danisco A/S                                                4,953          422
   Danske Bank A/S                                           50,021        2,223
   DSV A/S                                                    2,114          386
   East Asiatic Co. Ltd. A/S                                  1,740           97
   FLSmidth & Co. A/S                                         4,311          274
   GN Store Nord A/S                                         23,702          350
   H. Lundbeck A/S                                            4,702          130
   Jyske Bank (Registered) *                                  6,888          489
   NKT Holding A/S                                            1,907          169
   Novo-Nordisk A/S, Class B                                 24,118        2,009
   Novozymes A/S, Class B                                     5,382          463
   Sydbank A/S                                                2,886          138
   Topdanmark A/S *                                           1,864          308
   TrygVesta A/S                                              3,524          269
   Vestas Wind Systems A/S *                                 18,552          784
   William Demant Holding A/S *                               2,811          228
                                                                      ----------
                                                                          10,618
                                                                      ----------
FINLAND - 1.4%
   Amer Sports OYJ                                            5,250          116
   Cargotec Corp., Class B                                    3,920          218
   Elisa OYJ, Class A                                        17,150          470
   Fortum OYJ                                                43,800        1,247
   KCI Konecranes OYJ                                         1,000           29
   Kesko OYJ, Class B                                         6,800          359


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

FINLAND - 1.4% - (CONTINUED)
   Kone OYJ, Class B                                          8,740   $      495
   Metso OYJ                                                 12,900          651
   Neste Oil OYJ                                             12,650          385
   Nokia OYJ                                                412,473        8,430
   Nokian Renkaat OYJ                                         7,670          157
   OKO Bank PLC, Class A                                      6,600          111
   Orion Oyj *                                                8,600          187
   Outokumpu OYJ                                             10,000          392
   Rautaruukki OYJ                                            8,800          350
   Sampo OYJ, Class A                                        44,332        1,187
   Sanoma-WSOY OYJ                                            4,800          135
   Stora Enso OYJ (Registered)                               60,400          957
   TietoEnator OYJ                                            8,300          268
   UPM-Kymmene OYJ                                           52,400        1,323
   Uponor OYJ                                                 6,300          236
   Wartsila OYJ, Class B                                      6,900          372
   YIT OYJ                                                   13,900          384
                                                                      ----------
                                                                          18,459
                                                                      ----------
FRANCE - 9.4%
   Accor S.A.                                                20,768        1,610
   Air France-KLM                                            13,022          548
   Air Liquide                                               12,273        2,915
   Alcatel S.A.                                             234,160        3,370
   Alstom RGPT *                                             11,259        1,527
   Atos Origin S.A. *                                         7,253          430
   AXA S.A.                                                 168,521        6,824
   BNP Paribas                                               83,818        9,146
   Bouygues                                                  20,727        1,331
   Business Objects S.A. *                                    7,238          284
   Cap Gemini S.A.                                           13,191          828
   Carrefour S.A.                                            60,047        3,642
   Casino Guichard Perrachon S.A.                             4,086          380
   Cie de Saint-Gobain                                       32,200        2,706
   Cie Generale d'Optique Essilor International
      S.A.                                                    9,796        1,053
   CNP Assurances                                             4,420          494
   Credit Agricole S.A.                                      59,319        2,495
   Dassault Systemes S.A.                                     6,082          323
   France Telecom S.A.                                      170,898        4,727
   Gaz de France                                             20,277          933
   Gecina S.A.                                                  620          119
   Groupe Danone                                             23,822        3,611
   Hermes International                                       6,822          853

                                                          NUMBER         VALUE
                                                        OF SHARES        (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

FRANCE - 9.4% - (CONTINUED)
   Imerys S.A.                                                2,766   $      246
   Klepierre                                                  2,169          410
   L'Oreal S.A.                                              29,294        2,936
   Lafarge S.A.                                              15,054        2,240
   Lagardere S.C.A.                                          12,598        1,015
   LVMH Moet Hennessy Louis Vuitton S.A.                     24,486        2,585
   M6-Metropole Television                                    2,735           98
   Michelin Compagnie Generale des
      Establissements, Class B                               14,494        1,387
   Neopost S.A.                                               3,044          382
   PagesJaunes Groupe S.A.                                   13,903          277
   Pernod-Ricard S.A.                                         7,732        1,776
   Peugeot S.A.                                              15,517        1,028
   PPR S.A.                                                   6,833        1,021
   Publicis Groupe                                           14,952          631
   Renault S.A.                                              18,625        2,238
   Safran S.A.                                               18,349          426
   Sanofi-Aventis                                           102,657        9,481
   Schneider Electric S.A.                                   22,780        2,529
   SCOR                                                      65,767          194
   Societe BIC S.A.                                           2,621          183
   Societe Des Autoroutes Paris-Rhin-Rhone                    2,163          173
   Societe Generale                                          37,262        6,327
   Societe Television Francaise 1                            12,912          479
   Sodexho Alliance S.A.                                      9,243          580
   Suez S.A.                                                101,567        5,261
   Suez S.A. (Strip VVPR) *                                   8,460           --
   Technip S.A.                                               9,854          677
   Thales S.A.                                                8,048          401
   Thomson                                                   26,904          526
   Total S.A.                                               219,859       15,864
   Unibail                                                    4,612        1,127
   Valeo S.A.                                                 5,559          231
   Vallourec                                                  3,921        1,140
   Veolia Environment                                        29,248        2,255
   Vinci S.A.                                                21,779        2,783
   Vivendi S.A.                                             115,103        4,500
   Zodiac S.A.                                                2,141          144
                                                                      ----------
                                                                         123,700
                                                                      ----------
GERMANY - 6.9%
   Adidas A.G.                                               20,340        1,013
   Allianz A.G. (Registered)                                 43,475        8,883


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

GERMANY - 6.9% - (CONTINUED)
   Altana A.G.                                                7,441   $      462
   BASF A.G.                                                 49,409        4,818
   Bayer A.G.                                                73,502        3,946
   Beiersdorf A.G.                                            5,631          365
   Bilfinger & Berger A.G.                                    4,236          311
   Celesio A.G.                                               8,338          447
   Commerzbank A.G.                                          62,497        2,381
   Continental A.G.                                          13,434        1,563
   DaimlerChrysler A.G. (Registered)                         91,624        5,661
   Deutsche Bank A.G. (Registered)                           52,414        7,013
   Deutsche Boerse A.G.                                      10,273        1,891
   Deutsche Lufthansa A.G. (Registered)                      22,931          631
   Deutsche Post A.G. (Registered)                           77,180        2,327
   Deutsche Postbank A.G.                                     7,911          668
   Deutsche Telekom A.G. (Registered)                       286,441        5,234
   Douglas Holding A.G.                                       3,425          177
   E.ON A.G.                                                 62,809        8,527
   Fresenius Medical Care A.G. & Co. KGaA                     6,349          846
   Heidelberger Druckmaschinen                                6,784          321
   Hochtief A.G.                                              4,794          349
   Hypo Real Estate Holding A.G.                             13,553          854
   Infineon Technologies A.G. *                              75,936        1,071
   IVG Immobilien A.G.                                        8,153          350
   KarstadtQuelle A.G. *                                      5,818          169
   Linde A.G.                                                10,856        1,122
   MAN A.G.                                                  12,710        1,149
   Merck KGaA                                                 5,204          540
   Metro A.G.                                                15,831        1,010
   MLP A.G.                                                   4,394           87
   Muenchener Rueckversicherungs A.G.
      (Registered)                                           20,766        3,576
   Premiere A.G. *                                            5,149           86
   Puma A.G. Rudolf Dassler Sport                             1,253          489
   Rheinmetall A.G.                                           4,080          310
   RWE A.G.                                                  44,960        4,957
   Salzgitter A.G.                                            3,951          517
   SAP A.G.                                                  89,664        4,766
   Siemens A.G. (Registered)                                 84,793        8,412
   Solarworld A.G.                                            1,263           79
   Suedzucker A.G.                                            5,958          144
   ThyssenKrupp A.G.                                         36,077        1,700
   TUI A.G.                                                  22,692          454
   Volkswagen A.G.                                           16,842        1,910

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

GERMANY - 6.9% - (CONTINUED)
   Wincor Nixdorf A.G.                                        1,705   $      265
                                                                      ----------
                                                                          91,851
                                                                      ----------
GREECE - 0.6%
   Alpha Bank A.E.                                           38,358        1,160
   Coca Cola Hellenic Bottling Co. S.A.                      10,950          428
   Cosmote Mobile Communications S.A.                        11,450          338
   EFG Eurobank Ergasias S.A.                                23,028          834
   Folli-Follie S.A. (Registered)                               320           13
   Hellenic Exchanges Holding S.A.                            2,050           38
   Hellenic Petroleum S.A.                                   12,050          166
   Hellenic Technodomiki Tev S.A.                            14,160          158
   Hellenic Telecommunications Organization S.A. *           31,780          955
   Intracom Holdings S.A. (Registered) *                      8,080           55
   Motor Oil Hellas Corinth Refineries S.A.                   2,130           55
   National Bank of Greece S.A.                              38,060        1,754
   OPAP S.A.                                                 22,370          865
   Piraeus Bank S.A.                                         21,522          694
   Public Power Corp.                                        10,340          262
   Technical Olympic S.A.                                     5,810           19
   Titan Cement Co. S.A.                                      5,770          315
   Viohalco                                                  11,820          147
                                                                      ----------
                                                                           8,256
                                                                      ----------
HONG KONG - 1.7%
   ASM Pacific Technology                                    20,000          111
   Bank of East Asia Ltd.                                   150,000          850
   BOC Hong Kong Holdings Ltd.                              378,000        1,025
   Cathay Pacific Airways Ltd.                              112,000          276
   Cheung Kong Holdings Ltd.                                156,000        1,921
   Cheung Kong Infrastructure Holdings Ltd.                  45,000          140
   CLP Holdings Ltd.                                        190,000        1,405
   Esprit Holdings Ltd.                                     104,000        1,161
   Giordano International Ltd.                               46,000           25
   Hang Lung Properties Ltd.                                253,000          634
   Hang Seng Bank Ltd.                                       75,700        1,035
   Henderson Land Development Co. Ltd.                       93,000          520
   Hong Kong & China Gas Co. Ltd.                           359,000          808
   Hong Kong Electric Holdings Ltd.                         137,500          674
   Hong Kong Exchanges and Clearing Ltd.                    112,000        1,231
   Hopewell Holdings Ltd.                                    70,000          246
   Hutchison Telecommunications
      International Ltd. *                                  169,000          426
   Hutchison Whampoa Ltd.                                   216,000        2,195


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

HONG KONG - 1.7% - (CONTINUED)
   Hysan Development Co. Ltd.                                73,140   $      191
   Johnson Electric Holdings Ltd.                           157,000          108
   Kerry Properties Ltd.                                     11,000           51
   Kingboard Chemicals Holdings Ltd.                         57,000          224
   Li & Fung Ltd.                                           224,800          699
   Link REIT (The)                                          231,500          476
   Melco International Development                           45,000          107
   MTR Corp.                                                152,672          384
   New World Development Ltd.                               288,844          582
   Noble Group Ltd.                                         122,000           87
   Orient Overseas International Ltd.                         4,200           27
   PCCW Ltd.                                                389,000          237
   Shangri-La Asia Ltd.                                     142,000          366
   Sino Land Co.                                            172,866          404
   Solomon Systech International Ltd.                        70,000           11
   Sun Hung Kai Properties Ltd.                             137,000        1,574
   Swire Pacific Ltd., Class A                               93,000          999
   Techtronic Industries Co.                                117,000          152
   Television Broadcasts Ltd.                                32,000          195
   Wharf Holdings Ltd.                                      133,000          492
   Wing Hang Bank Ltd.                                       11,000          129
   Yue Yuen Industrial Holdings                              56,000          178
                                                                      ----------
                                                                          22,356
                                                                      ----------
IRELAND - 1.0%
   Allied Irish Banks PLC                                    86,572        2,572
   Bank of Ireland                                           98,986        2,287
   C&C Group PLC                                             34,715          617
   CRH PLC                                                   55,693        2,319
   DCC PLC                                                    8,545          291
   Depfa Bank PLC                                            35,716          639
   Elan Corp. PLC *                                          43,123          612
   Experian Group Ltd.                                      105,026        1,233
   Fyffes PLC                                                18,793           44
   Grafton Group PLC *                                       22,557          375
   Greencore Group PLC                                        3,313           21
   Iaws Group PLC                                            11,959          306
   Independent News & Media PLC                              65,416          260
   Irish Life & Permanent PLC                                27,212          751
   Kerry Group PLC, Class A                                  14,208          355
   Kingspan Group PLC                                        13,790          365
   Paddy Power PLC                                            1,666           33

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

IRELAND - 1.0% - (CONTINUED)
   Ryanair Holdings PLC ADR *                                 2,685   $      219
                                                                      ----------
                                                                          13,299
                                                                      ----------
ITALY - 3.8%
   Alleanza Assicurazioni S.p.A.                             44,909          599
   Arnoldo Mondadori Editore S.p.A.                          13,201          138
   Assicurazioni Generali S.p.A.                             97,388        4,278
   Autogrill S.p.A.                                          12,161          224
   Autostrade S.p.A.                                         28,635          824
   Banca Intesa S.p.A.                                      399,616        3,086
   Banca Intesa S.p.A. (RNC)                                 95,517          697
   Banca Monte dei Paschi di Siena S.p.A.                   108,111          700
   Banca Popolare di Milano Scrl                             42,260          734
   Banche Popolari Unite Scpa                                35,505          976
   Banco Popolare di Verona e Novara Scrl                    37,358        1,073
   Benetton Group S.p.A.                                      3,286           63
   Bulgari S.p.A.                                            15,522          220
   Capitalia S.p.A.                                         168,393        1,594
   Enel S.p.A.                                              433,474        4,473
   ENI S.p.A.                                               263,155        8,853
   Fiat S.p.A. *                                             55,372        1,059
   Finmeccanica S.p.A.                                       30,536          828
   Fondiaria-Sai S.p.A.                                       4,196          201
   Gruppo Editoriale L'Espresso S.p.A.                        6,978           38
   Italcementi S.p.A.                                         5,715          161
   Lottomatica S.p.A.                                         4,082          170
   Luxottica Group S.p.A.                                    14,669          451
   Mediaset S.p.A.                                           77,613          921
   Mediobanca S.p.A.                                         50,779        1,199
   Mediolanum S.p.A.                                         26,828          219
   Pirelli & C. S.p.A.                                      309,841          309
   Sanpaolo IMI S.p.A.                                      110,024        2,557
   Seat Pagine Gialle S.p.A.                                426,520          254
   Snam Rete Gas S.p.A.                                     104,887          595
   Telecom Italia S.p.A.                                  1,091,819        3,301
   Telecom Italia S.p.A. (RNC)                              596,840        1,514
   Terna S.p.A.                                             126,393          428
   Tiscali S.p.A. *                                          14,246           47
   UniCredito Italiano S.p.A. (Milan Exchange)              779,444        6,833
                                                                      ----------
                                                                          49,617
                                                                      ----------
JAPAN - 22.0%
   77 Bank (The) Ltd.                                        18,000          114
   Access Co. Ltd. *                                             11           51


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Acom Co. Ltd.                                              7,840   $      264
   Aderans Co. Ltd.                                           2,400           60
   Advantest Corp.                                           16,400          941
   Aeon Co. Ltd.                                             63,800        1,382
   Aeon Credit Service Co. Ltd.                               9,100          173
   Aiful Corp.                                                8,650          244
   Aisin Seiki Co Ltd.                                       20,300          681
   Ajinomoto Co., Inc.                                       62,000          820
   Alfresa Holdings Corp.                                     2,000          121
   All Nippon Airways Co. Ltd.                               70,000          248
   Alps Electric Co. Ltd.                                    18,600          202
   Amada Co. Ltd.                                            40,000          424
   Amano Corp.                                                3,500           44
   Aoyama Trading Co. Ltd.                                    6,200          186
   Arrk Corp.                                                 7,000          106
   Asahi Breweries Ltd.                                      37,100          594
   Asahi Glass Co. Ltd.                                      98,000        1,179
   Asahi Kasei Corp.                                        123,000          806
   Asatsu-DK, Inc.                                            3,200          102
   Astellas Pharma, Inc.                                     54,000        2,457
   Autobacs Seven Co. Ltd.                                    2,400           88
   Bank of Fukuoka (The) Ltd.                                61,000          445
   Bank of Kyoto (The) Ltd.                                  29,000          271
   Bank of Yokohama (The) Ltd.                              121,000          948
   Benesse Corp.                                              7,400          282
   Bridgestone Corp.                                         62,600        1,398
   Canon Marketing Japan, Inc.                                8,000          182
   Canon, Inc.                                              107,700        6,068
   Casio Computer Co. Ltd.                                   24,700          561
   Central Glass Co Ltd.                                     12,000           69
   Central Japan Railway Co.                                    160        1,669
   Chiba Bank (The) Ltd.                                     78,000          660
   Chiyoda Corp.                                             15,000          294
   Chubu Electric Power Co., Inc.                            67,800        2,030
   Chugai Pharmaceutical Co. Ltd.                            27,700          572
   Circle K Sunkus Co. Ltd.                                   2,000           36
   Citizen Watch Co. Ltd.                                    40,000          306
   Coca-Cola West Holdings Co. Ltd.                           4,700          109
   COMSYS Holdings Corp.                                     13,000          144
   Credit Saison Co. Ltd.                                    16,100          555
   CSK Holdings Corp.                                         6,900          295
   Dai Nippon Printing Co. Ltd.                              65,000        1,005

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Daicel Chemical Industries Ltd.                           33,000   $      233
   Daido Steel Co. Ltd.                                      38,000          253
   Daiichi Sankyo Co Ltd.                                    74,600        2,334
   Daikin Industries Ltd.                                    23,500          818
   Daimaru (The), Inc.                                       24,000          326
   Dainippon Ink & Chemicals, Inc.                           73,000          285
   Dainippon Screen Manufacturing Co. Ltd.                   23,000          207
   Daito Trust Construction Co. Ltd.                          9,000          413
   Daiwa House Industry Co. Ltd.                             53,000          923
   Daiwa Securities Group, Inc.                             130,000        1,460
   Denki Kagaku Kogyo KK                                     52,000          216
   Denso Corp.                                               49,600        1,969
   Dentsu, Inc.                                                 181          531
   Dowa Mining Co. Ltd.                                      30,000          257
   E*Trade Securities Co. Ltd.                                  124          118
   eAccess Ltd.                                                  14            8
   East Japan Railway Co.                                       346        2,313
   Ebara Corp.                                               46,000          176
   EDION Corp.                                                3,000           45
   Eisai Co. Ltd.                                            25,200        1,386
   Electric Power Development Co.                            15,800          696
   Elpida Memory, Inc. *                                     10,000          550
   FamilyMart Co. Ltd.                                        7,400          202
   Fanuc Ltd.                                                18,400        1,814
   Fast Retailing Co. Ltd.                                    5,400          516
   Fuji Electric Holdings Co. Ltd.                           59,000          320
   Fuji Photo Film Co. Ltd.                                  49,900        2,052
   Fuji Soft ABC, Inc.                                        1,900           45
   Fuji Television Network, Inc.                                 64          146
   Fujikura Ltd.                                             38,000          335
   Fujitsu Ltd.                                             184,000        1,445
   Furukawa Electric (The) Co. Ltd.                          63,000          396
   Glory Ltd.                                                 6,000          106
   Goodwill Group, Inc. (The)                                    61           50
   Gunma Bank (The) Ltd.                                     40,000          241
   Hakuhodo DY Holdings, Inc.                                 2,770          180
   Hankyu Hanshin Holdings, Inc.                            124,800          714
   Haseko Corp. *                                            87,000          312
   Hikari Tsushin, Inc.                                       2,200           97
   Hino Motors Ltd.                                          25,000          129
   Hirose Electric Co. Ltd.                                   3,200          364
   Hitachi Chemical Co. Ltd.                                 11,800          325


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Hitachi Construction Machinery Co. Ltd.                   11,000   $      296
   Hitachi High-Technologies Corp.                            8,000          238
   Hitachi Ltd.                                             333,000        2,078
   Hokkaido Electric Power Co., Inc.                         18,800          481
   Hokuhoku Financial Group, Inc.                           119,000          436
   Honda Motor Co. Ltd.                                     157,500        6,225
   House Foods Corp.                                          9,000          149
   Hoya Corp.                                                41,700        1,627
   Ibiden Co. Ltd.                                           13,800          696
   Index Holdings                                               114           67
   Inpex Holdings, Inc. *                                        86          707
   Isetan Co. Ltd.                                           21,300          385
   Ishikawajima-Harima Heavy Industries Co. Ltd.            126,000          427
   Ito En Ltd.                                                6,500          199
   Itochu Corp.                                             155,000        1,274
   Itochu Techno-Science Corp.                                3,000          160
   Jafco Co. Ltd.                                             3,600          178
   Japan Airlines Corp. *                                    66,000          118
   Japan Prime Realty Investment Corp.                           20           73
   Japan Real Estate Investment Corp.                            37          398
   Japan Retail Fund Investment Corp.                            40          326
   Japan Steel Works Ltd.                                    39,000          305
   Japan Tobacco, Inc.                                          457        2,210
   JFE Holdings, Inc.                                        56,700        2,923
   JGC Corp.                                                 22,000          378
   Joyo Bank (The) Ltd.                                      74,000          409
   JS Group Corp.                                            27,000          569
   JSR Corp.                                                 19,000          492
   JTEKT Corp.                                               19,700          418
   Kajima Corp.                                              96,000          421
   Kamigumi Co. Ltd.                                         26,000          213
   Kaneka Corp.                                              32,000          292
   Kansai Electric Power Co., Inc.                           77,100        2,081
   Kansai Paint Co. Ltd.                                     27,000          214
   Kao Corp.                                                 49,000        1,323
   Katokichi Co Ltd.                                          3,500           28
   Kawasaki Heavy Industries Ltd.                           129,000          485
   Kawasaki Kisen Kaisha Ltd.                                56,000          438
   KDDI Corp.                                                   244        1,656
   Keihin Electric Express Railway Co. Ltd.                  47,000          324
   Keio Corp.                                                58,000          376
   Keisei Electric Railway Co. Ltd.                          29,000          165

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Keyence Corp.                                              3,800   $      942
   Kikkoman Corp.                                            16,000          193
   Kinden Corp.                                              10,000           81
   Kintetsu Corp.                                           162,000          473
   Kirin Brewery Co. Ltd.                                    79,000        1,243
   Kobe Steel Ltd.                                          283,000          971
   Kokuyo Co. Ltd.                                           10,000          158
   Komatsu Ltd.                                              91,900        1,866
   Komori Corp.                                               1,000           19
   Konami Corp.                                              10,100          306
   Konica Minolta Holdings, Inc. *                           47,500          671
   Kose Corp.                                                 2,800           85
   Kubota Corp.                                             112,000        1,038
   Kuraray Co. Ltd.                                          39,000          460
   Kurita Water Industries Ltd.                              13,000          281
   Kyocera Corp.                                             16,700        1,576
   Kyowa Hakko Kogyo Co. Ltd.                                34,000          291
   Kyushu Electric Power Co., Inc.                           38,000        1,003
   Lawson, Inc.                                               6,700          240
   Leopalace21 Corp.                                         13,700          438
   Mabuchi Motor Co. Ltd.                                     2,200          131
   Makita Corp.                                              11,700          359
   Marubeni Corp.                                           152,000          772
   Marui Co. Ltd.                                            32,000          374
   Matsui Securities Co. Ltd.                                 8,600           65
   Matsumotokiyoshi Co. Ltd.                                  3,300           73
   Matsushita Electric Industrial Co. Ltd.                  199,000        3,975
   Matsushita Electric Works Ltd.                            34,000          394
   Mediceo Paltac Holdings Co. Ltd.                          18,200          345
   Meiji Dairies Corp.                                       27,000          213
   Meiji Seika Kaisha Ltd.                                   34,000          163
   Meitec Corp.                                               3,200           97
   Millea Holdings, Inc.                                     72,400        2,557
   Minebea Co. Ltd.                                          40,000          280
   Mitsubishi Chemical Holdings Corp.                       117,500          741
   Mitsubishi Corp.                                         137,300        2,586
   Mitsubishi Electric Corp.                                197,000        1,799
   Mitsubishi Estate Co. Ltd.                               118,000        3,056
   Mitsubishi Gas Chemical Co., Inc.                         41,000          429
   Mitsubishi Heavy Industries Ltd.                         329,000        1,497
   Mitsubishi Logistics Corp.                                 3,000           47
   Mitsubishi Materials Corp.                               104,000          391


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Mitsubishi Rayon Co. Ltd.                                 57,000   $      383
   Mitsubishi UFJ Financial Group, Inc.                         867       10,718
   Mitsubishi UFJ Securities Co.                             28,000          311
   Mitsui & Co. Ltd.                                        158,000        2,365
   Mitsui Chemicals, Inc.                                    68,000          524
   Mitsui Engineering & Shipbuilding Co. Ltd.                82,000          267
   Mitsui Fudosan Co. Ltd.                                   85,000        2,077
   Mitsui Mining & Smelting Co. Ltd.                         62,000          311
   Mitsui O.S.K. Lines Ltd.                                 109,000        1,076
   Mitsui Sumitomo Insurance Co. Ltd.                       121,000        1,325
   Mitsui Trust Holdings, Inc.                               71,000          816
   Mitsukoshi Ltd.                                           45,000          211
   Mizuho Financial Group, Inc.                                 958        6,848
   Murata Manufacturing Co. Ltd.                             20,800        1,408
   Namco Bandai Holdings, Inc.                               23,000          338
   NEC Corp.                                                210,000        1,005
   NEC Electronics Corp. *                                    2,800           82
   NET One Systems Co. Ltd.                                      61           81
   NGK Insulators Ltd.                                       29,000          448
   NGK Spark Plug Co. Ltd.                                   18,000          339
   NHK Spring Co. Ltd.                                       17,000          179
   Nichirei Corp.                                            28,000          157
   Nidec Corp.                                               11,300          874
   Nikko Cordial Corp.                                       83,000          953
   Nikon Corp.                                               31,000          680
   Nintendo Co. Ltd.                                         10,000        2,599
   Nippon Building Fund, Inc.                                    49          651
   Nippon Electric Glass Co. Ltd.                            22,000          463
   Nippon Express Co. Ltd.                                   85,000          465
   Nippon Meat Packers, Inc.                                 20,000          219
   Nippon Mining Holdings, Inc.                              88,500          637
   Nippon Oil Corp.                                         126,000          843
   Nippon Paper Group, Inc.                                      96          362
   Nippon Sheet Glass Co. Ltd.                               45,000          211
   Nippon Shokubai Co. Ltd.                                   3,000           32
   Nippon Steel Corp.                                       622,000        3,578
   Nippon Telegraph & Telephone Corp.                           515        2,538
   Nippon Yusen Kabushiki Kaisha                            106,000          776
   Nishi-Nippon City Bank (The) Ltd.                         45,000          194
   Nissan Chemical Industries Ltd.                           18,000          224
   Nissan Motor Co. Ltd.                                    229,500        2,766
   Nisshin Seifun Group, Inc.                                21,500          222

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Nisshin Steel Co. Ltd.                                    97,000   $      361
   Nisshinbo Industries, Inc.                                17,000          176
   Nissin Food Products Co. Ltd.                              8,900          330
   Nitori Co Ltd.                                             4,400          191
   Nitto Denko Corp.                                         16,500          827
   NOK Corp.                                                 12,300          242
   Nomura Holdings, Inc.                                    179,500        3,389
   Nomura Real Estate Office Fund, Inc.                          28          257
   Nomura Research Institute Ltd.                             2,500          363
   NSK Ltd.                                                  48,000          474
   NTN Corp.                                                 43,000          386
   NTT Data Corp.                                               127          637
   NTT DoCoMo, Inc.                                           1,888        2,985
   NTT Urban Development Corp.                                   95          184
   Obayashi Corp.                                            68,000          441
   Obic Co. Ltd.                                                790          164
   Odakyu Electric Railway Co. Ltd.                          68,000          435
   OJI Paper Co. Ltd.                                        80,000          425
   Oki Electric Industry Co. Ltd.                            50,000          111
   Okuma Corp.                                               12,000          139
   Okumura Corp.                                             13,000           64
   Olympus Corp.                                             24,000          755
   Omron Corp.                                               22,400          637
   Onward Kashiyama Co. Ltd.                                 16,000          204
   Oracle Corp. Japan                                         3,600          167
   Oriental Land Co. Ltd.                                     5,600          293
   ORIX Corp.                                                 9,120        2,642
   Osaka Gas Co. Ltd.                                       201,000          749
   Otsuka Corp.                                               1,900          193
   Park24 Co. Ltd.                                            5,400           69
   Pioneer Corp.                                             17,400          239
   Promise Co. Ltd.                                           8,650          269
   QP Corp.                                                   5,000           43
   Rakuten, Inc. *                                              692          323
   Resona Holdings, Inc.                                        468        1,279
   Ricoh Co. Ltd.                                            67,000        1,369
   Rohm Co. Ltd.                                             11,000        1,096
   Round One Corp.                                                5           15
   Ryohin Keikaku Co. Ltd.                                    2,800          215
   Sanken Electric Co. Ltd.                                  10,000          124
   Sankyo Co. Ltd.                                            5,800          321
   Santen Pharmaceutical Co. Ltd.                             6,000          169


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Sanwa Shutter Corp.                                        8,000   $       47
   Sanyo Electric Co. Ltd. *                                178,000          226
   Sapporo Hokuyo Holdings, Inc.                                 29          280
   Sapporo Holdings Ltd.                                     31,000          177
   SBI Holdings, Inc.                                           961          324
   Secom Co. Ltd.                                            21,700        1,126
   Sega Sammy Holdings, Inc.                                 18,600          502
   Seiko Epson Corp.                                         13,200          321
   Seino Holdings Corp.                                      12,000          113
   Sekisui Chemical Co. Ltd.                                 49,000          391
   Sekisui House Ltd.                                        53,000          772
   Seven & I Holdings Co. Ltd.                               82,100        2,555
   SFCG Co. Ltd.                                                330           51
   Sharp Corp.                                              102,000        1,758
   Shimachu Co. Ltd.                                          2,600           75
   Shimamura Co. Ltd.                                         2,300          264
   Shimano, Inc.                                              8,700          252
   Shimizu Corp.                                             65,000          325
   Shin-Etsu Chemical Co. Ltd.                               39,500        2,648
   Shinko Electric Industries                                 2,500           65
   Shinko Securities Co. Ltd.                                51,000          198
   Shinsei Bank Ltd.                                        162,000          954
   Shionogi & Co. Ltd.                                       31,000          610
   Shiseido Co. Ltd.                                         36,000          781
   Shizuoka Bank (The) Ltd.                                  58,000          576
   Showa Denko K.K.                                         111,000          426
   Showa Shell Sekiyu K.K.                                   16,200          181
   SMC Corp. of Japan                                         5,400          767
   Softbank Corp.                                            74,000        1,441
   Sojitz Corp. *                                            45,900          140
   Sompo Japan Insurance, Inc.                               84,000        1,028
   Sony Corp.                                               101,400        4,349
   Stanley Electric Co. Ltd.                                 16,700          335
   Sumco Corp.                                                5,400          457
   Sumitomo Bakelite Co. Ltd.                                22,000          152
   Sumitomo Chemical Co. Ltd.                               149,000        1,157
   Sumitomo Corp.                                           109,000        1,633
   Sumitomo Electric Industries Ltd.                         72,900        1,140
   Sumitomo Heavy Industries Ltd.                            60,000          631
   Sumitomo Metal Industries Ltd.                           418,000        1,817
   Sumitomo Metal Mining Co. Ltd.                            56,000          719
   Sumitomo Mitsui Financial Group, Inc.                        620        6,361

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Sumitomo Realty & Development Co. Ltd.                    38,000   $    1,221
   Sumitomo Rubber Industries, Inc.                          18,800          243
   Sumitomo Trust & Banking (The) Co. Ltd.                  129,000        1,354
   Suruga Bank (The) Ltd.                                    15,000          186
   Suzuken Co. Ltd.                                           6,800          256
   T&D Holdings, Inc.                                        23,100        1,529
   Taiheiyo Cement Corp.                                     97,000          380
   Taisei Corp.                                             104,000          317
   Taisho Pharmaceutical Co. Ltd.                            16,000          291
   Taiyo Nippon Sanso Corp.                                  31,000          279
   Taiyo Yuden Co. Ltd.                                      10,000          177
   Takara Holdings, Inc.                                     19,000          123
   Takashimaya Co. Ltd.                                      27,000          382
   Takeda Pharmaceutical Co. Ltd.                            89,500        6,149
   Takefuji Corp.                                            11,750          465
   Tanabe Seiyaku Co Ltd.                                    25,000          327
   TDK Corp.                                                 12,700        1,010
   Teijin Ltd.                                               84,000          518
   Terumo Corp.                                              17,100          673
   THK Co. Ltd.                                              13,100          338
   TIS, Inc.                                                  4,100           97
   Tobu Railway Co. Ltd.                                     84,000          406
   Toho Co. Ltd. of Tokyo                                    15,100          273
   Tohoku Electric Power Co., Inc.                           42,300        1,058
   Tokuyama Corp.                                            25,000          381
   Tokyo Broadcasting System, Inc.                            2,000           67
   Tokyo Electric Power Co., Inc.                           121,500        3,934
   Tokyo Electron Ltd.                                       16,300        1,286
   Tokyo Gas Co. Ltd.                                       223,000        1,187
   Tokyo Seimitsu Co. Ltd.                                    4,000          189
   Tokyo Steel Manufacturing Co. Ltd.                        11,900          187
   Tokyo Tatemono Co. Ltd.                                   31,000          346
   Tokyu Corp.                                              106,000          679
   Tokyu Land Corp.                                          43,000          406
   TonenGeneral Sekiyu KK                                    32,000          317
   Toppan Printing Co. Ltd.                                  58,000          641
   Toray Industries, Inc.                                   134,000        1,005
   Toshiba Corp.                                            296,000        1,929
   Tosoh Corp.                                               51,000          226
   Toto Ltd.                                                 30,000          301
   Toyo Seikan Kaisha Ltd.                                   18,000          298
   Toyo Suisan Kaisha Ltd.                                    9,000          144


EQUITY INDEX FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

JAPAN - 22.0% - (CONTINUED)
   Toyobo Co. Ltd.                                           67,000   $      202
   Toyota Industries Corp.                                   20,300          934
   Toyota Motor Corp.                                       290,700       19,460
   Toyota Tsusho Corp.                                       19,500          523
   Trend Micro, Inc. *                                       10,500          308
   Ube Industries Ltd. of Japan                              97,000          279
   Uni-Charm Corp.                                            4,800          285
   UNY Co. Ltd.                                              17,000          222
   Ushio, Inc.                                               12,000          247
   USS Co. Ltd.                                               2,950          192
   Wacoal Holdings Corp.                                      9,000          122
   West Japan Railway Co.                                       170          728
   Yahoo! Japan Corp.                                         1,514          604
   Yakult Honsha Co. Ltd.                                    11,500          331
   Yamada Denki Co. Ltd.                                      8,900          756
   Yamaha Corp.                                              19,000          403
   Yamaha Motor Co. Ltd.                                     20,000          629
   Yamato Holdings Co. Ltd.                                  38,000          585
   Yamazaki Baking Co. Ltd.                                   5,000           49
   Yaskawa Electric Corp.                                    21,000          243
   Yokogawa Electric Corp.                                   22,000          349
   Zeon Corp.                                                20,000          216
                                                                      ----------
                                                                         291,104
                                                                      ----------
LUXEMBOURG - 0.0%
   Oriflame Cosmetics S.A. SDR                                3,300          136
                                                                      ----------
NETHERLANDS - 5.5%
   ABN AMRO Holding N.V.                                    183,734        5,907
   Aegon N.V.                                               143,705        2,740
   Akzo Nobel N.V.                                           27,231        1,661
   ASML Holding N.V. *                                       47,962        1,193
   Buhrmann N.V.                                              9,280          138
   Corio N.V.                                                 4,263          348
   Euronext N.V.                                              9,040        1,068
   European Aeronautic Defence & Space Co. N.V.              32,812        1,131
   Fugro N.V. - CVA                                           5,045          241
   Getronics N.V.                                             9,032           73
   Hagemeyer N.V. *                                          45,629          231
   Heineken N.V.                                             24,264        1,154
   ING Groep N.V. - CVA                                     189,348        8,397
   James Hardie Industries N.V.                              52,064          395
   Koninklijke Ahold N.V. *                                 160,462        1,708
   Koninklijke DSM N.V.                                      16,028          792

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

NETHERLANDS - 5.5% - (CONTINUED)
   Koninklijke Philips Electronics N.V.                     118,489   $    4,470
   Mittal Steel Co. N.V.                                     68,747        2,903
   OCE N.V.                                                   5,837           95
   Qiagen N.V. *                                             10,722          165
   Randstad Holdings N.V.                                     4,892          338
   Reed Elsevier N.V.                                        72,672        1,240
   Rodamco Europe N.V.                                        5,327          709
   Royal Dutch Shell PLC, Class A                           378,521       13,230
   Royal Dutch Shell PLC, Class B                           277,322        9,720
   Royal KPN N.V.                                           191,768        2,727
   Royal Numico N.V.                                         17,895          963
   SBM Offshore N.V.                                         14,260          490
   TNT N.V.                                                  42,876        1,844
   Unilever N.V. - CVA                                      173,336        4,737
   Vedior N.V. - CVA                                         17,874          371
   Wereldhave N.V.                                            1,703          227
   Wolters Kluwer N.V.                                       30,060          865
                                                                      ----------
                                                                          72,271
                                                                      ----------
NEW ZEALAND - 0.2%
   Auckland International Airport Ltd.                       98,119          151
   Contact Energy Ltd.                                       30,439          179
   Fisher & Paykel Appliances Holdings Ltd.                  29,635           80
   Fisher & Paykel Healthcare Corp.                          53,015          159
   Fletcher Building Ltd.                                    47,396          369
   Kiwi Income Property Trust                                75,449           82
   Sky City Entertainment Group Ltd.                         45,275          164
   Sky Network Television Ltd.                               22,190          102
   Telecom Corp. of New Zealand Ltd.                        201,542          690
   Tower Ltd. *                                              10,241           16
   Vector Ltd.                                               24,079           43
   Warehouse Group Ltd.                                       7,332           37
                                                                      ----------
                                                                           2,072
                                                                      ----------
NORWAY - 0.8%
   Aker Kvaerner ASA                                          3,400          424
   DNB Nor ASA                                               69,200          982
   Norsk Hydro ASA                                           71,400        2,216
   Norske Skogindustrier ASA                                 18,771          324
   Orkla ASA                                                 19,150        1,084
   PAN Fish ASA *                                           205,000          187
   Petroleum Geo-Services ASA *                              18,450          434
   ProSafe ASA                                               19,500          277
   Schibsted ASA                                              3,850          138


                           NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

NORWAY - 0.8% - (CONTINUED)
   Statoil ASA                                               68,100   $    1,805
   Storebrand ASA                                            24,700          314
   Tandberg ASA                                              12,050          182
   Tandberg Television ASA *                                  6,550           82
   Telenor ASA                                               77,600        1,459
   TGS Nopec Geophysical Co ASA *                            11,000          228
   Tomra Systems ASA                                         22,050          152
   Yara International ASA                                    22,100          503
                                                                      ----------
                                                                          10,791
                                                                      ----------
PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                               32,824          256
   Banco Comercial Portugues S.A. (Registered)              215,673          797
   Banco Espirito Santo S.A. (Registered)                    18,601          335
   Brisa-Auto Estradas de Portugal S.A.                      33,607          419
   Cimpor Cimentos de Portugal S.A.                          20,691          172
   Energias de Portugal S.A.                                201,458        1,021
   Jeronimo Martins                                           1,503           34
   Portugal Telecom, SGPS, S.A. (Registered)                 82,014        1,066
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS S.A.                                    8,050          104
   Sonae Industria SGPS S.A. *                                5,252           52
   Sonae SGPS S.A.                                           92,494          184
                                                                      ----------
                                                                           4,440
                                                                      ----------
SINGAPORE - 0.9%
   Ascendas Real Estate Investment Trust                     99,200          173
   CapitaCommercial Trust                                    62,000          106
   CapitaLand Ltd.                                          141,000          570
   CapitaMall Trust                                          89,000          169
   Chartered Semiconductor Manufacturing Ltd. *             115,000           96
   City Developments Ltd.                                    49,000          406
   ComfortDelgro Corp. Ltd.                                 195,000          205
   Cosco Corp. Singapore Ltd.                                78,000          117
   Creative Technology Ltd.                                   4,000           27
   DBS Group Holdings Ltd.                                  116,000        1,710
   Fraser and Neave Ltd.                                     85,000          249
   Jardine Cycle & Carriage Ltd.                             12,283          119
   Keppel Corp. Ltd.                                         55,000          631
   Keppel Land Ltd.                                          46,000          207
   Neptune Orient Lines Ltd.                                 53,000           72
   Olam International Ltd.                                   66,000           92
   Oversea-Chinese Banking Corp.                            249,400        1,252
   Parkway Holdings Ltd.                                     64,050          131

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

SINGAPORE - 0.9% - (CONTINUED)
   SembCorp Industries Ltd.                                 101,600   $      254
   SembCorp Marine Ltd.                                      61,000          135
   Singapore Airlines Ltd.                                   56,000          639
   Singapore Exchange Ltd.                                   79,000          294
   Singapore Land Ltd.                                        6,000           34
   Singapore Post Ltd.                                      138,000           98
   Singapore Press Holdings Ltd.                            151,000          421
   Singapore Technologies Engineering Ltd.                  136,000          273
   Singapore Telecommunications Ltd.                        710,600        1,520
   STATS ChipPAC Ltd. *                                     131,000          100
   Suntec Real Estate Investment Trust                      113,000          134
   United Overseas Bank Ltd.                                115,000        1,455
   UOL Group Ltd.                                            58,700          166
   Venture Corp. Ltd.                                        27,000          238
   Want Want Holdings Ltd.                                   50,000           81
   Wing Tai Holdings Ltd.                                    12,000           18
                                                                      ----------
                                                                          12,192
                                                                      ----------
SPAIN - 4.0%
   Abertis Infraestructuras S.A.                             22,745          676
   Acciona S.A.                                               2,865          534
   Acerinox S.A.                                             20,688          630
   ACS Actividades Cons y Serv                               24,465        1,380
   Aguas de Barcelona *                                          22            1
   Altadis S.A.                                              27,046        1,416
   Antena 3 de Television S.A.                                8,682          205
   Banco Bilbao Vizcaya Argentaria S.A.                     357,185        8,602
   Banco Popular Espanol S.A.                                85,228        1,545
   Banco Santander Central Hispano S.A.                     594,303       11,095
   Cintra Concesiones de Infraestructuras de
      Transporte S.A.                                        23,049          386
   Corp. Mapfre S.A.                                         60,555          273
   Ebro Puleva S.A.                                           6,195          157
   Endesa S.A.                                               75,571        3,575
   Fadesa Inmobiliaria S.A.                                   3,935          183
   Fomento de Construcciones y Contratas S.A.                 5,026          512
   Gamesa Corp. Tecnologica S.A.                             16,432          452
   Gas Natural SDG S.A.                                      19,352          766
   Grupo Ferrovial S.A.                                       6,251          610
   Iberdrola S.A.                                            77,673        3,397
   Iberia (Lineas Aereas de Espana)                          28,623          104
   Inditex S.A.                                              23,031        1,241
   Indra Sistemas S.A.                                       14,331          352


EQUITY INDEX FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

SPAIN - 4.0% - (CONTINUED)
   NH Hoteles S.A.                                            5,562   $      110
   Promotora de Informaciones S.A. (Prisa)                    6,248          109
   Repsol YPF S.A.                                           87,285        3,019
   Sacyr Vallehermoso S.A.                                   10,238          608
   Sociedad General de Aguas de Barcelona S.A.,
      Class A                                                 2,237           82
   Sogecable S.A. *                                           3,992          142
   Telefonica S.A.                                          446,111        9,495
   Union Fenosa S.A.                                         11,684          578
   Zeltia S.A. *                                             10,140           75
                                                                      ----------
                                                                          52,310
                                                                      ----------
SWEDEN - 2.5%
   Alfa Laval AB                                             10,300          465
   Assa Abloy AB, Class B                                    31,700          690
   Atlas Copco AB, Class A                                   33,600        1,129
   Atlas Copco AB, Class B                                   21,400          694
   Axfood AB                                                  1,900           79
   Billerud AB                                                1,200           21
   Boliden AB                                                28,300          728
   Castellum AB                                              17,200          229
   D Carnegie AB                                              3,200           69
   Electrolux AB, Class B                                    27,400          548
   Elekta AB, Class B                                         9,400          198
   Eniro AB                                                  18,900          250
   Fabege AB                                                  8,300          223
   Getinge AB, Class B                                       18,500          415
   Hennes & Mauritz AB, Class B                              48,350        2,444
   Hoganas AB, Class B                                        2,700           71
   Holmen AB, Class B                                         5,800          253
   Husqvarna AB, Class B *                                   28,900          452
   Kungsleden AB                                             13,200          202
   Lundin Petroleum AB *                                     25,100          292
   Modern Times Group AB, Class B *                           5,400          355
   Nobia AB                                                   3,700          142
   Nordea Bank AB                                           205,700        3,171
   OMX AB                                                     9,400          173
   Sandvik AB                                               101,000        1,468
   SAS AB *                                                   5,600           95
   Scania AB, Class B                                        10,200          717
   Securitas AB, Class B                                     31,900          495
   Securitas Direct AB *                                     31,900          101
   Securitas Systems AB *                                    31,900          129

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

SWEDEN - 2.5% - (CONTINUED)
   Skandinaviska Enskilda Banken AB, Class A                 47,729   $    1,517
   Skanska AB, Class B                                       37,700          744
   SKF AB, Class B                                           40,100          741
   Ssab Svenskt Stal AB, Class A                             16,200          385
   Ssab Svenskt Stal AB, Class B                              8,250          186
   Svenska Cellulosa AB, Class B                             19,400        1,013
   Svenska Handelsbanken AB, Class A                         52,100        1,576
   Swedish Match AB                                          29,800          557
   Tele2 AB, Class B                                         34,100          498
   Telefonaktiebolaget LM Ericsson, Class B               1,497,700        6,051
   Telelogic AB *                                             4,600           10
   TeliaSonera AB                                           185,200        1,522
   Trelleborg AB, Class B                                     4,700          113
   Volvo AB, Class A                                          9,500          675
   Volvo AB, Class B                                         21,800        1,502
   Wihlborgs Fastigheter AB                                   1,440           30
                                                                      ----------
                                                                          33,418
                                                                      ----------
SWITZERLAND - 7.0%
   ABB Ltd. (Registered)                                    208,612        3,742
   Adecco S.A. (Registered)                                  13,124          897
   Ciba Specialty Chemicals A.G. (Registered)                 7,272          484
   Clariant A.G. (Registered) *                              24,793          372
   Compagnie Financiere Richemont A.G., Class A
      (Bearer)                                               51,700        3,014
   Credit Suisse Group (Registered)                         115,885        8,111
   Geberit A.G. (Registered)                                    402          620
   Givaudan S.A. (Registered)                                   630          583
   Holcim Ltd. (Registered)                                  20,101        1,843
   Kudelski S.A. (Bearer)                                     1,493           56
   Kuehne & Nagel International A.G. (Registered)             5,913          430
   Kuoni Reisen Holding A.G. (Registered) *                     229          123
   Logitech International S.A. (Registered) *                17,830          515
   Lonza Group A.G. (Registered)                              3,688          319
   Micronas Semiconductor Holding (Registered) *              2,113           46
   Nestle S.A. (Registered)                                  40,372       14,353
   Nobel Biocare Holding A.G. (Bearer)                        2,426          718
   Novartis A.G. (Registered)                               234,596       13,531
   OC Oerlikon Corp. A.G. (Registered) *                        668          330
   Phonak Holding A.G. (Registered)                           4,522          360
   PSP Swiss Property A.G. (Registered) *                     4,224          243
   Rieter Holding A.G. (Registered)                             376          197
   Roche Holding A.G. (Genusschein)                          70,416       12,633


                           NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

SWITZERLAND - 7.0% - (CONTINUED)
   Schindler Holding A.G.                                     5,559   $      350
   Serono S.A. (Bearer)                                         548          492
   SGS S.A. (Registered)                                        456          508
   SIG Holding A.G. (Registered) *                              278           93
   STMicroelectronics N.V.                                   70,575        1,311
   Straumann Holding A.G. (Registered)                          697          169
   Sulzer A.G. (Registered)                                     411          468
   Swatch Group A.G. (Bearer)                                 3,344          739
   Swatch Group A.G. (Registered)                             4,910          220
   Swiss Reinsurance (Registered)                            33,373        2,839
   Swisscom A.G. (Registered)                                 1,848          700
   Syngenta A.G. (Registered) *                              10,479        1,950
   Synthes, Inc.                                              4,865          580
   UBS AG                                                   201,118       12,228
   Xstrata PLC                                               60,501        3,021
   Zurich Financial Services A.G. (Registered)               14,690        3,956
                                                                      ----------
                                                                          93,144
                                                                      ----------
UNITED KINGDOM - 21.1%
   3I Group PLC                                              47,299          935
   Acergy S.A. *                                             19,100          368
   Aegis Group PLC                                           90,919          249
   Aggreko PLC                                               22,158          189
   Amec PLC                                                  35,545          293
   Amvescap PLC                                              73,789          861
   Anglo American PLC                                       144,279        7,037
   ARM Holdings PLC                                         153,951          379
   Arriva PLC                                                20,823          312
   AstraZeneca PLC                                          156,667        8,417
   Aviva PLC                                                257,607        4,146
   BAE Systems PLC                                          328,828        2,741
   Balfour Beatty PLC                                        45,364          394
   Barclays PLC                                             652,989        9,334
   Barratt Developments PLC                                  24,755          599
   BBA Aviation PLC                                          42,547          228
   Bellway PLC                                               12,326          373
   Berkeley Group Holdings PLC *                             10,745          360
   BG Group PLC                                             346,624        4,703
   BHP Billiton PLC                                         247,771        4,534
   Biffa PLC                                                 34,839          209
   Boots Group PLC                                           81,454        1,336
   Bovis Homes Group PLC                                      8,969          190
   BP PLC                                                 1,982,330       22,027

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
   British Airways PLC *                                     57,441   $      593
   British American Tobacco PLC                             157,364        4,403
   British Land Co. PLC                                      53,161        1,784
   British Sky Broadcasting PLC                             116,041        1,186
   Brixton PLC                                               26,894          303
   BT Group PLC                                             842,302        4,973
   Bunzl PLC                                                 37,109          457
   Burberry Group PLC                                        45,415          574
   Cable & Wireless PLC                                     231,448          715
   Cadbury Schweppes PLC                                    206,453        2,209
   Capita Group PLC                                          65,892          783
   Carnival PLC                                              17,338          879
   Carphone Warehouse Group PLC                              32,048          197
   Cattles PLC                                               34,695          298
   Centrica PLC                                             358,121        2,486
   Charter PLC *                                             10,970          194
   Close Brothers Group PLC                                   8,456          168
   Cobham PLC                                               122,627          465
   Collins Stewart Tullett PLC *                             19,798           98
   Compass Group PLC                                        212,910        1,209
   Cookson Group PLC                                         13,830          170
   Corus Group PLC                                           89,335          928
   CSR PLC *                                                 12,382          158
   Daily Mail & General Trust, Class A                       28,940          406
   Davis Service Group PLC                                   15,886          157
   De La Rue PLC                                             12,214          154
   Diageo PLC                                               280,648        5,509
   DSG International PLC                                    183,591          688
   Electrocomponents PLC                                     44,938          258
   EMAP                                                      23,538          372
   EMI Group PLC                                             85,577          444
   Enterprise Inns PLC                                       33,166          879
   First Choice Holidays PLC                                 42,907          239
   FirstGroup PLC                                            42,317          476
   FKI PLC                                                   15,237           31
   Friends Provident PLC                                    178,121          757
   Galiform PLC *                                             7,670           21
   Gallaher Group PLC                                        67,539        1,516
   GKN PLC                                                   71,149          387
   GlaxoSmithKline PLC                                      583,440       15,354
   Great Portland Estates PLC                                 7,349          100
   Group 4 Securicor PLC                                    116,045          427


EQUITY INDEX FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
   Hammerson PLC                                             29,781   $      920
   Hanson PLC                                                72,632        1,096
   Hays PLC                                                 163,242          509
   HBOS PLC                                                 380,371        8,431
   HMV Group PLC                                             32,705           92
   Home Retail Group                                         86,727          696
   HSBC Holdings PLC                                      1,159,787       21,142
   ICAP PLC                                                  52,337          490
   IMI PLC                                                   36,858          366
   Imperial Chemical Industries PLC                         119,355        1,056
   Imperial Tobacco Group PLC                                68,517        2,697
   Inchcape PLC                                              49,530          491
   Intercontinental Hotels Group PLC                         35,944          888
   International Power PLC                                  152,282        1,138
   Intertek Group PLC                                        16,726          273
   Invensys PLC *                                            88,270          476
   Investec PLC                                              32,065          414
   ITV PLC                                                  413,626          863
   Johnson Matthey PLC                                       22,225          613
   Kelda Group PLC                                           37,513          680
   Kesa Electricals PLC                                      57,345          381
   Kingfisher PLC                                           242,826        1,134
   Ladbrokes PLC                                             57,413          470
   Land Securities Group PLC                                 47,022        2,139
   Legal & General Group PLC                                666,223        2,055
   Liberty International PLC                                 28,507          779
   Lloyds TSB Group PLC                                     563,329        6,304
   LogicaCMG PLC                                            160,915          586
   London Stock Exchange Group PLC                           17,883          459
   Man Group PLC                                            175,903        1,800
   Marks & Spencer Group PLC                                171,467        2,407
   Meggitt PLC                                               49,725          302
   Michael Page International PLC                            28,333          251
   Misys PLC                                                 39,611          168
   Mitchells & Butlers PLC                                   40,621          565
   National Express Group PLC                                14,199          314
   National Grid PLC                                        271,309        3,915
   Next PLC                                                  23,721          836
   Old Mutual PLC                                           515,549        1,759
   Pearson PLC                                               80,427        1,215
   Persimmon PLC                                             28,428          849
   Premier Farnell PLC                                       35,671          138

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
   Provident Financial PLC                                   27,433   $      377
   Prudential PLC                                           241,882        3,313
   Punch Taverns PLC                                         28,316          709
   Rank Group PLC                                            68,690          314
   Reckitt Benckiser PLC                                     62,226        2,844
   Reed Elsevier PLC                                        125,134        1,373
   Rentokil Initial PLC                                     183,318          595
   Resolution PLC                                            68,314          858
   Reuters Group PLC                                        134,054        1,169
   Rexam PLC                                                 55,970          576
   Rio Tinto PLC                                            104,403        5,556
   Rolls-Royce Group PLC *                                  177,257        1,554
   Rolls-Royce Group PLC, Class B *                       6,505,331           13
   Royal & Sun Alliance Insurance Group PLC                 290,502          867
   Royal Bank of Scotland Group PLC                         320,595       12,511
   SABMiller PLC                                             90,007        2,071
   Sage Group PLC                                           127,290          675
   Sainsbury (J.) PLC                                       148,612        1,191
   Schroders PLC                                             13,120          287
   Scottish & Newcastle PLC                                  80,426          881
   Scottish & Southern Energy PLC                            85,195        2,592
   Scottish Power PLC                                       148,643        2,177
   Serco Group PLC                                           49,649          371
   Severn Trent PLC                                          23,226          669
   Signet Group PLC                                         189,306          439
   Slough Estates PLC                                        45,336          697
   Smith & Nephew PLC                                        94,091          982
   Smiths Group PLC                                          56,623        1,099
   SSL International PLC                                     14,046          102
   Stagecoach Group PLC                                      57,871          173
   Standard Life PLC *                                      204,800        1,186
   Stolt-Nielsen S.A.                                         3,100           95
   Tate & Lyle PLC                                           47,690          718
   Taylor Woodrow PLC                                        58,966          492
   Tesco PLC                                                804,596        6,373
   Tomkins PLC                                               84,656          407
   Travis Perkins PLC                                        12,106          470
   Trinity Mirror PLC                                        26,764          246
   Tullet Prebon PLC *                                       19,798          252
   Unilever PLC                                             124,482        3,481
   United Business Media PLC                                 26,736          363
   United Utilities PLC                                      90,066        1,376


                           NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.2% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
   Vodafone Group PLC                                     5,303,691   $   14,694
   Whitbread PLC                                             22,107          725
   William Hill PLC                                          38,599          478
   Wimpey (George) PLC                                       39,391          431
   Wolseley PLC                                              65,831        1,589
   WPP Group PLC                                            119,051        1,610
   Yell Group PLC                                            77,664          867
                                                                      ----------
                                                                         278,664
                                                                      ----------
TOTAL COMMON STOCKS
(COST $997,245)                                                        1,285,483
                                                                      ----------
PREFERRED STOCKS - 0.3%
GERMANY - 0.3%
   Henkel KGaA                                                5,949          876
   Porsche A.G                                                  789        1,004
   ProSieben SAT.1 Media A.G                                  8,443          277
   RWE A.G                                                    3,463          329
   Volkswagen A.G                                            10,542          787
                                                                      ----------
                                                                           3,273
                                                                      ----------
ITALY - 0.0%
   Unipol S.p.A                                             109,013          354
                                                                      ----------
TOTAL PREFERRED STOCKS
(COST $2,271)                                                              3,627
                                                                      ----------
WARRANTS - 0.0%
   Dowa Holding Co. Ltd.,
      Exp. 1/29/10, Strike 1.00 Yen *                        30,000           --
                                                                      ----------
TOTAL WARRANTS
(COST $-)                                                                     --
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 1.5%
   ING, Belgium, Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $      19,678   $   19,678
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $19,678)                                                            19,678
                                                                      ----------

TOTAL INVESTMENTS - 99.0%
(COST $1,019,194)                                                      1,308,788
   Other Assets less Liabilities - 1.0%                                   13,871
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,322,659

*    Non-Income Producing Security

At December 31, 2006, the International Equity Index Fund had open futures contracts as follows:

                    NUMBER     NOTIONAL                         UNREALIZED
                      OF        AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE               CONTRACTS    (000S)    POSITION     EXP.       (000S)
----               ---------   --------   --------   --------   ----------
DJ Euro Stoxx 50      264       $14,490     Long       3/07        $130

FTSE 100 Index         59         7,181     Long       3/07          15

Hang Seng Index         5           643     Long       3/07          27

Nikkei 225 CME         45         3,885     Long       3/07         190

SPI 200                15         1,671     Long       3/07          15

TOPIX Index            23         3,254     Long       3/07          46
                                                                   ----
Total                                                              $423


EQUITY INDEX FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

At December 31, 2006, the industry sectors for the International Equity Index Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                   -------------
Consumer Discretionary                                                 11.8%
Consumer Staples                                                        7.9
Energy                                                                  7.2
Financials                                                             29.8
Health Care                                                             7.1
Industrials                                                            11.1
Information Technology                                                  5.6
Materials                                                               8.4
Telecommunication Services                                              5.5
Utilities                                                               5.6
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the International Equity Index Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                         --------------
Euro                                                                   33.5%
Japanese Yen                                                           22.2
British Pound                                                          23.4
Swiss Franc                                                             6.8
Australian Dollar                                                       5.4
All other currencies less than 5%                                       8.7
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

                AMOUNT         IN         AMOUNT
CONTRACTS       (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER    CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY        (000S)      CURRENCY      (000S)       DATE        (000S)
----------    ---------   -----------   ---------   ----------   -----------
Australian
Dollar           2,296    U.S. Dollar       1,800     3/21/07       $ (8)

British
Pound            1,628    U.S. Dollar       3,200     3/21/07         11

Euro             9,542    U.S. Dollar      12,620     3/21/07        (22)

Hong Kong
Dollar           6,821    U.S. Dollar         880     3/21/07         --
                          Australian

U.S. Dollar      2,280    Dollar            2,930     3/21/07         27
                          British

U.S. Dollar      8,020    Pound             4,112     3/21/07         35

U.S. Dollar     21,690    Euro             16,511     3/21/07        186

                          HongKong
U.S. Dollar        930    Dollar            7,203     3/21/07         (1)

Japanese
Yen            743,174    U.S. Dollar       6,350     3/22/07         36
                          Japanese

U.S. Dollar     12,010    Yen           1,403,568     3/22/07        (86)
                                                                    ----
Total                                                               $178

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $1,019,194
                                                                      ----------
Gross tax appreciation of investments                                 $  298,672
Gross tax depreciation of investments                                     (9,078)
                                                                      ----------
Net tax appreciation of investments                                   $  289,594
                                                                      ==========


                           NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6%

ADVERTISING - 0.2%
   Catalina Marketing Corp.                                   9,400   $      258
   Harte-Hanks, Inc.                                         12,300          341
                                                                      ----------
                                                                             599
                                                                      ----------
AEROSPACE/DEFENSE - 0.5%
   Alliant Techsystems, Inc. *                                8,489          664
   DRS Technologies, Inc.                                    10,400          548
   Sequa Corp., Class A *                                     1,800          207
                                                                      ----------
                                                                           1,419
                                                                      ----------
AGRICULTURE - 0.1%
   Universal Corp. of Virginia                                6,800          333
                                                                      ----------
AIRLINES - 0.4%
   Airtran Holdings, Inc. *                                  24,000          282
   Alaska Air Group, Inc. *                                  10,200          403
   JetBlue Airways Corp. *                                   43,950          624
                                                                      ----------
                                                                           1,309
                                                                      ----------
APPAREL - 0.8%
   Hanesbrands, Inc. *                                       24,400          576
   Polo Ralph Lauren Corp.                                   15,600        1,212
   Timberland (The) Co., Class A *                           12,800          404
                                                                      ----------
                                                                           2,192
                                                                      ----------
AUTO MANUFACTURERS - 0.3%
   Oshkosh Truck Corp.                                       19,000          920
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.7%
   ArvinMeritor, Inc.                                        18,600          339
   Bandag, Inc.                                               3,100          156
   BorgWarner, Inc.                                          14,700          868
   Lear Corp.                                                17,200          508
   Modine Manufacturing Co.                                   8,800          220
                                                                      ----------
                                                                           2,091
                                                                      ----------
BANKS - 3.8%
   Associated Banc-Corp                                      33,082        1,154
   Bank of Hawaii Corp.                                      12,600          680
   Cathay General Bancorp                                    13,500          466
   City National Corp. of California                         10,100          719
   Colonial BancGroup (The), Inc.                            38,800          999
   Cullen/Frost Bankers, Inc.                                15,300          854
   FirstMerit Corp.                                          20,800          502
   Greater Bay Bancorp                                       13,100          345
   Investors Financial Services Corp.                        17,000          725
   Mercantile Bankshares Corp.                               31,800        1,488
   SVB Financial Group *                                      8,700          406

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

BANKS - 3.8% - (CONTINUED)
   TCF Financial Corp.                                       28,600   $      784
   Webster Financial Corp.                                   14,272          695
   Westamerica Bancorporation                                 7,800          395
   Wilmington Trust Corp.                                    17,400          734
                                                                      ----------
                                                                          10,946
                                                                      ----------
BEVERAGES - 0.3%
   Hansen Natural Corp. *                                    15,700          529
   PepsiAmericas, Inc.                                       16,000          336
                                                                      ----------
                                                                             865
                                                                      ----------
BIOTECHNOLOGY - 1.6%
   Affymetrix, Inc. *                                        17,500          403
   Charles River Laboratories International, Inc. *          16,964          734
   Invitrogen Corp. *                                        12,400          702
   Martek Biosciences Corp. *                                 8,500          198
   Millennium Pharmaceuticals, Inc. *                        77,600          846
   PDL BioPharma, Inc. *                                     29,216          588
   Vertex Pharmaceuticals, Inc. *                            31,900        1,194
                                                                      ----------
                                                                           4,665
                                                                      ----------
BUILDING MATERIALS - 0.6%
   Florida Rock Industries, Inc.                             12,400          534
   Martin Marietta Materials, Inc.                           11,400        1,184
                                                                      ----------
                                                                           1,718
                                                                      ----------
CHEMICALS - 3.1%
   Airgas, Inc.                                              19,500          790
   Albemarle Corp.                                           10,000          718
   Cabot Corp.                                               16,200          706
   Chemtura Corp.                                            61,100          588
   Cytec Industries, Inc.                                    10,700          605
   Ferro Corp.                                               11,000          228
   FMC Corp.                                                  9,700          742
   Lubrizol Corp.                                            17,500          877
   Lyondell Chemical Co.                                     53,600        1,371
   Minerals Technologies, Inc.                                5,000          294
   Olin Corp.                                                19,300          319
   RPM International, Inc.                                   30,400          635
   Sensient Technologies Corp.                               12,200          300
   Valspar Corp.                                             25,800          713
                                                                      ----------
                                                                           8,886
                                                                      ----------
COAL - 0.4%
   Arch Coal, Inc.                                           36,100        1,084
                                                                      ----------


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

COMMERCIAL SERVICES - 4.7%
   Adesa, Inc.                                               22,800   $      633
   Alliance Data Systems Corp. *                             16,800        1,050
   Avis Budget Group, Inc.                                   25,920          562
   Banta Corp.                                                6,300          229
   Career Education Corp. *                                  24,100          597
   ChoicePoint, Inc. *                                       20,600          811
   Corinthian Colleges, Inc. *                               22,700          309
   Corporate Executive Board Co.                              9,900          868
   Deluxe Corp.                                              13,500          340
   DeVry, Inc.                                               15,100          423
   Gartner, Inc. *                                           14,600          289
   ITT Educational Services, Inc. *                           8,200          544
   Kelly Services, Inc., Class A                              5,200          150
   Korn/Ferry International *                                11,200          257
   Laureate Education, Inc. *                                13,300          647
   Manpower, Inc.                                            21,600        1,619
   MPS Group, Inc. *                                         26,500          376
   Navigant Consulting, Inc. *                               13,800          273
   Pharmaceutical Product Development, Inc.                  26,200          844
   Quanta Services, Inc. *                                   30,100          592
   Rent-A-Center, Inc. *                                     18,100          534
   Rollins, Inc.                                              7,900          175
   Sotheby's                                                 13,900          431
   Strayer Education, Inc.                                    3,700          392
   United Rentals, Inc. *                                    17,400          443
   Valassis Communications, Inc. *                           13,000          189
                                                                      ----------
                                                                          13,577
                                                                      ----------
COMPUTERS - 3.0%
   BISYS Group (The), Inc. *                                 31,100          401
   Cadence Design Systems, Inc. *                            70,400        1,261
   Ceridian Corp. *                                          35,300          988
   Diebold, Inc.                                             16,600          773
   DST Systems, Inc. *                                       14,320          897
   Henry (Jack) & Associates, Inc.                           20,100          430
   Imation Corp.                                              9,000          418
   McData Corp., Class A *                                   42,500          236
   Mentor Graphics Corp. *                                   21,400          386
   Palm, Inc. *                                              26,200          369
   SRA International, Inc., Class A *                        10,200          273
   Synopsys, Inc. *                                          35,800          957
   Western Digital Corp. *                                   56,500        1,156
                                                                      ----------
                                                                           8,545
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

COSMETICS/PERSONAL CARE - 0.2%
   Alberto-Culver Co.                                        20,600   $      442
                                                                      ----------
DISTRIBUTION/WHOLESALE - 1.2%
   CDW Corp.                                                 15,400        1,083
   Fastenal Co.                                              32,100        1,152
   Ingram Micro, Inc., Class A *                             35,000          714
   Tech Data Corp. *                                         14,100          534
                                                                      ----------
                                                                           3,483
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 2.4%
   AmeriCredit Corp. *                                       29,800          750
   Eaton Vance Corp.                                         32,200        1,063
   Edwards (A.G.), Inc.                                      19,300        1,221
   IndyMac Bancorp, Inc.                                     17,900          808
   Jefferies Group, Inc.                                     25,800          692
   Nuveen Investments, Inc., Class A                         20,000        1,038
   Raymond James Financial, Inc.                             23,300          706
   Waddell & Reed Financial, Inc., Class A                   21,300          583
                                                                      ----------
                                                                           6,861
                                                                      ----------
ELECTRIC - 6.0%
   Alliant Energy Corp.                                      29,400        1,110
   Aquila, Inc. *                                            97,700          459
   Black Hills Corp.                                          8,500          314
   DPL, Inc.                                                 28,700          797
   Duquesne Light Holdings, Inc.                             22,600          449
   Energy East Corp.                                         37,500          930
   Great Plains Energy, Inc.                                 20,700          658
   Hawaiian Electric Industries, Inc.                        20,600          559
   Idacorp, Inc.                                             11,000          425
   MDU Resources Group, Inc.                                 45,850        1,176
   Northeast Utilities                                       39,400        1,109
   NSTAR                                                     27,400          941
   OGE Energy Corp.                                          23,300          932
   Pepco Holdings, Inc.                                      48,600        1,264
   PNM Resources, Inc.                                       18,085          562
   Puget Energy, Inc.                                        29,600          751
   SCANA Corp.                                               29,900        1,215
   Sierra Pacific Resources *                                56,600          953
   Westar Energy, Inc.                                       22,100          574
   Wisconsin Energy Corp.                                    29,700        1,410
   WPS Resources Corp.                                       11,078          599
                                                                      ----------
                                                                          17,187
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Ametek, Inc.                                              27,150   $      865
   Energizer Holdings, Inc. *                                14,400        1,022
   Hubbell, Inc., Class B                                    15,600          705
                                                                      ----------
                                                                           2,592
                                                                      ----------
ELECTRONICS - 2.1%
   Amphenol Corp., Class A                                   22,124        1,373
   Arrow Electronics, Inc. *                                 31,000          978
   Avnet, Inc. *                                             32,700          835
   Gentex Corp.                                              36,300          565
   Kemet Corp. *                                             22,500          164
   National Instruments Corp.                                14,400          392
   Plexus Corp. *                                            12,100          289
   Thomas & Betts Corp. *                                    13,300          629
   Varian, Inc. *                                             7,700          345
   Vishay Intertechnology, Inc. *                            46,800          634
                                                                      ----------
                                                                           6,204
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.7%
   Dycom Industries, Inc. *                                  10,900          230
   Granite Construction, Inc.                                 8,800          443
   Jacobs Engineering Group, Inc. *                          15,100        1,231
                                                                      ----------
                                                                           1,904
                                                                      ----------
ENTERTAINMENT - 0.5%
   International Speedway Corp., Class A                      9,200          470
   Macrovision Corp. *                                       13,000          367
   Scientific Games Corp., Class A *                         17,300          523
                                                                      ----------
                                                                           1,360
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.8%
   Mine Safety Appliances Co.                                 7,100          260
   Republic Services, Inc.                                   28,800        1,171
   Stericycle, Inc. *                                        11,200          846
                                                                      ----------
                                                                           2,277
                                                                      ----------
FOOD - 0.9%
   Hormel Foods Corp.                                        18,500          691
   JM Smucker (The) Co.                                      14,400          698
   Ruddick Corp.                                              9,100          252
   Smithfield Foods, Inc. *                                  25,800          662
   Tootsie Roll Industries, Inc.                              6,683          219
                                                                      ----------
                                                                           2,522
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.8%
   Bowater, Inc.                                             14,200          320
   Glatfelter                                                12,200          189

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

FOREST PRODUCTS & PAPER - 0.8% - (CONTINUED)
   Louisiana-Pacific Corp.                                   27,100   $      583
   Potlatch Corp.                                             9,928          435
   Rayonier, Inc.                                            19,550          803
                                                                      ----------
                                                                           2,330
                                                                      ----------
GAS - 0.6%
   AGL Resources, Inc.                                       19,900          774
   Vectren Corp.                                             19,300          546
   WGL Holdings, Inc.                                        12,400          404
                                                                      ----------
                                                                           1,724
                                                                      ----------
HAND/MACHINE TOOLS - 0.4%
   Kennametal, Inc.                                           9,800          577
   Lincoln Electric Holdings, Inc.                           11,000          664
                                                                      ----------
                                                                           1,241
                                                                      ----------
HEALTHCARE - PRODUCTS - 4.0%
   Advanced Medical Optics, Inc. *                           15,000          528
   Beckman Coulter, Inc.                                     16,000          957
   Cytyc Corp. *                                             29,000          821
   Dentsply International, Inc.                              38,500        1,149
   Edwards Lifesciences Corp. *                              14,700          691
   Gen-Probe, Inc. *                                         13,200          691
   Henry Schein, Inc. *                                      22,600        1,107
   Hillenbrand Industries, Inc.                              15,800          900
   Intuitive Surgical, Inc. *                                 9,400          901
   Resmed, Inc. *                                            19,400          955
   STERIS Corp.                                              16,900          425
   Techne Corp. *                                            10,000          555
   Varian Medical Systems, Inc. *                            32,700        1,556
   Ventana Medical Systems, Inc. *                            8,400          361
                                                                      ----------
                                                                          11,597
                                                                      ----------
HEALTHCARE - SERVICES - 2.5%
   Apria Healthcare Group, Inc. *                            11,100          296
   Community Health Systems, Inc. *                          24,200          884
   Covance, Inc. *                                           16,200          954
   Health Net, Inc. *                                        29,600        1,440
   LifePoint Hospitals, Inc. *                               15,000          506
   Lincare Holdings, Inc. *                                  23,500          936
   Psychiatric Solutions, Inc. *                             13,500          507
   Triad Hospitals, Inc. *                                   22,503          941
   Universal Health Services, Inc., Class B                  13,989          775
                                                                      ----------
                                                                           7,239
                                                                      ----------


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Leucadia National Corp.                                   41,600   $    1,173
                                                                      ----------
HOME BUILDERS - 1.1%
   Beazer Homes USA, Inc.                                     9,900          465
   Hovnanian Enterprises, Inc., Class A *                     9,400          319
   MDC Holdings, Inc.                                         8,800          502
   Ryland Group, Inc.                                        10,800          590
   Thor Industries, Inc.                                      8,900          392
   Toll Brothers, Inc. *                                     31,900        1,028
                                                                      ----------
                                                                           3,296
                                                                      ----------
HOME FURNISHINGS - 0.1%
   Furniture Brands International, Inc.                      12,900          209
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A                         14,800          353
   Blyth, Inc.                                                6,500          135
   Church & Dwight, Inc.                                     16,900          721
   Scotts Miracle-Gro (The) Co., Class A                     11,800          610
   Tupperware Brands Corp.                                   14,200          321
                                                                      ----------
                                                                           2,140
                                                                      ----------
INSURANCE - 5.5%
   American Financial Group, Inc. of Ohio                    18,000          646
   Brown & Brown, Inc.                                       29,300          827
   Everest Re Group Ltd.                                     16,600        1,629
   Fidelity National Financial, Inc., Class A                56,477        1,349
   First American Corp.                                      24,521          997
   Gallagher (Arthur J.) & Co.                               25,100          742
   Hanover Insurance Group (The), Inc.                       13,028          636
   HCC Insurance Holdings, Inc.                              28,200          905
   Horace Mann Educators Corp.                               10,900          220
   Mercury General Corp.                                      9,000          475
   Ohio Casualty Corp.                                       15,500          462
   Old Republic International Corp.                          58,900        1,371
   PMI Group (The), Inc.                                     22,300        1,052
   Protective Life Corp.                                     17,900          850
   Radian Group, Inc.                                        20,400        1,100
   Stancorp Financial Group, Inc.                            13,900          626
   Unitrin, Inc.                                             10,200          511
   W.R. Berkley Corp.                                        42,775        1,476
                                                                      ----------
                                                                          15,874
                                                                      ----------
INTERNET - 1.3%
   Avocent Corp. *                                           12,900          437
   Checkfree Corp. *                                         22,500          904
   F5 Networks, Inc. *                                       10,300          764

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

INTERNET - 1.3% - (CONTINUED)
   McAfee, Inc. *                                            40,500   $    1,149
   ValueClick, Inc. *                                        25,100          593
                                                                      ----------
                                                                           3,847
                                                                      ----------
IRON/STEEL - 0.5%
   Reliance Steel & Aluminum Co.                             16,300          642
   Steel Dynamics, Inc.                                      23,100          750
                                                                      ----------
                                                                           1,392
                                                                      ----------
LEISURE TIME - 0.1%
   Callaway Golf Co.                                         15,800          228
                                                                      ----------
LODGING - 0.2%
   Boyd Gaming Corp.                                         10,700          485
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 0.5%
   Joy Global, Inc.                                          30,350        1,467
                                                                      ----------
MACHINERY - DIVERSIFIED - 1.1%
   AGCO Corp. *                                              23,100          715
   Flowserve Corp. *                                         14,500          732
   Graco, Inc.                                               17,100          677
   Nordson Corp.                                              8,600          428
   Zebra Technologies Corp., Class A *                       18,100          630
                                                                      ----------
                                                                           3,182
                                                                      ----------
MEDIA - 1.2%
   Belo Corp., Class A                                       22,300          410
   Entercom Communications Corp., Class A                     7,300          206
   Lee Enterprises, Inc.                                     11,600          360
   Media General, Inc., Class A                               6,300          234
   Readers Digest Association (The), Inc.                    24,700          412
   Scholastic Corp. *                                         6,700          240
   Washington Post (The), Co., Class B                        1,440        1,074
   Westwood One, Inc.                                        17,900          126
   Wiley (John) & Sons, Inc., Class A                        11,300          435
                                                                      ----------
                                                                           3,497
                                                                      ----------
METAL FABRICATION/HARDWARE - 1.6%
   Commercial Metals Co.                                     30,000          774
   Precision Castparts Corp.                                 34,400        2,693
   Timken (The) Co.                                          23,900          697
   Worthington Industries, Inc.                              18,900          335
                                                                      ----------
                                                                           4,499
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 2.8%
   Brink's (The) Co.                                         12,200          780
   Carlisle Cos., Inc.                                        7,900          620
   Crane Co.                                                 13,200          484


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

MISCELLANEOUS MANUFACTURING - 2.8% - (CONTINUED)
   Donaldson Co., Inc.                                       17,800   $      618
   Federal Signal Corp.                                      12,600          202
   Harsco Corp.                                              10,800          822
   Lancaster Colony Corp.                                     6,100          270
   Pentair, Inc.                                             25,300          795
   Roper Industries, Inc.                                    22,100        1,110
   SPX Corp.                                                 14,500          887
   Teleflex, Inc.                                             9,900          639
   Trinity Industries, Inc.                                  20,550          723
                                                                      ----------
                                                                           7,950
                                                                      ----------
OFFICE FURNISHINGS - 0.4%
   Herman Miller, Inc.                                       16,500          600
   HNI Corp.                                                 12,300          546
                                                                      ----------
                                                                           1,146
                                                                      ----------
OIL & GAS - 5.1%
   Denbury Resources, Inc. *                                 30,600          850
   ENSCO International, Inc.                                 38,600        1,932
   Forest Oil Corp. *                                        13,900          454
   Helmerich & Payne, Inc.                                   26,700          653
   Newfield Exploration Co. *                                32,700        1,503
   Noble Energy, Inc.                                        44,108        2,165
   Patterson-UTI Energy, Inc.                                40,300          936
   Pioneer Natural Resources Co.                             31,100        1,234
   Plains Exploration & Production Co. *                     19,500          927
   Pogo Producing Co.                                        14,900          722
   Pride International, Inc. *                               42,100        1,264
   Quicksilver Resources, Inc. *                             14,000          512
   Southwestern Energy Co. *                                 43,100        1,511
                                                                      ----------
                                                                          14,663
                                                                      ----------
OIL & GAS SERVICES - 1.8%
   Cameron International Corp. *                             28,200        1,496
   FMC Technologies, Inc. *                                  17,500        1,079
   Grant Prideco, Inc. *                                     32,500        1,292
   Hanover Compressor Co. *                                  26,100          493
   Tidewater, Inc.                                           14,600          706
                                                                      ----------
                                                                           5,066
                                                                      ----------
PACKAGING & CONTAINERS - 0.5%
   Packaging Corp. of America                                19,600          433
   Sonoco Products Co.                                       25,400          967
                                                                      ----------
                                                                           1,400
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

PHARMACEUTICALS - 2.1%
   Cephalon, Inc. *                                          15,600   $    1,098
   Medicis Pharmaceutical Corp., Class A                     14,200          499
   Omnicare, Inc.                                            30,800        1,190
   Par Pharmaceutical Cos., Inc. *                            9,000          201
   Perrigo Co.                                               19,500          337
   Sepracor, Inc. *                                          27,800        1,712
   Valeant Pharmaceuticals International                     24,300          419
   VCA Antech, Inc. *                                        21,200          683
                                                                      ----------
                                                                           6,139
                                                                      ----------
PIPELINES - 1.1%
   Equitable Resources, Inc.                                 30,600        1,278
   National Fuel Gas Co.                                     20,900          805
   Oneok, Inc.                                               28,000        1,207
                                                                      ----------
                                                                           3,290
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 4.4%
   AMB Property Corp.                                        22,800        1,336
   Developers Diversified Realty Corp.                       27,600        1,738
   Highwoods Properties, Inc.                                14,200          579
   Hospitality Properties Trust                              21,838        1,038
   Liberty Property Trust                                    23,200        1,140
   Longview Fibre Co.                                        16,720          367
   Macerich (The) Co.                                        18,249        1,580
   Mack-Cali Realty Corp.                                    16,000          816
   New Plan Excel Realty Trust                               26,200          720
   Regency Centers Corp.                                     17,666        1,381
   United Dominion Realty Trust, Inc.                        34,200        1,087
   Weingarten Realty Investors                               19,418          895
                                                                      ----------
                                                                          12,677
                                                                      ----------
RETAIL - 8.7%
   99 Cents Only Stores *                                    12,300          150
   Abercrombie & Fitch Co., Class A                          22,400        1,560
   Advance Auto Parts, Inc.                                  26,650          948
   Aeropostale, Inc. *                                       13,300          411
   American Eagle Outfitters, Inc.                           51,300        1,601
   AnnTaylor Stores Corp. *                                  18,600          611
   Applebee's International, Inc.                            19,200          474
   Barnes & Noble, Inc.                                      13,100          520
   BJ's Wholesale Club, Inc. *                               16,700          519
   Bob Evans Farms, Inc.                                      9,400          322
   Borders Group, Inc.                                       15,100          337
   Brinker International, Inc.                               31,200          941
   Carmax, Inc. *                                            27,200        1,459


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

RETAIL - 8.7% - (CONTINUED)
   CBRL Group, Inc.                                           8,144   $      364
   Charming Shoppes, Inc. *                                  31,004          419
   Cheesecake Factory (The), Inc. *                          19,700          485
   Chico's FAS, Inc. *                                       44,600          923
   Claire's Stores, Inc.                                     23,600          782
   Coldwater Creek, Inc. *                                   15,396          377
   Copart, Inc. *                                            18,200          546
   Dick's Sporting Goods, Inc. *                              9,600          470
   Dollar Tree Stores, Inc. *                                26,100          786
   Foot Locker, Inc.                                         39,500          866
   GameStop Corp., Class A *                                 19,300        1,064
   MSC Industrial Direct Co., Class A                        14,000          548
   O'Reilly Automotive, Inc. *                               29,000          930
   OSI Restaurant Partners, Inc.                             18,800          737
   Pacific Sunwear of California, Inc. *                     17,900          350
   Payless Shoesource, Inc. *                                17,000          558
   Petsmart, Inc.                                            34,500          996
   Regis Corp.                                               11,800          467
   Ross Stores, Inc.                                         35,500        1,040
   Ruby Tuesday, Inc.                                        15,200          417
   Saks, Inc.                                                35,100          625
   Urban Outfitters, Inc. *                                  28,900          665
   Williams-Sonoma, Inc.                                     28,400          893
                                                                      ----------
                                                                          25,161
                                                                      ----------
SAVINGS & LOANS - 0.9%
   Astoria Financial Corp.                                   21,600          651
   First Niagara Financial Group, Inc.                       28,982          431
   New York Community Bancorp, Inc.                          66,500        1,071
   Washington Federal, Inc.                                  22,200          522
                                                                      ----------
                                                                           2,675
                                                                      ----------
SEMICONDUCTORS - 3.8%
   Atmel Corp. *                                            110,600          669
   Cree, Inc. *                                              19,900          345
   Cypress Semiconductor Corp. *                             36,600          617
   Fairchild Semiconductor International, Inc. *             31,900          536
   Integrated Device Technology, Inc. *                      50,430          781
   International Rectifier Corp. *                           18,300          705
   Intersil Corp., Class A                                   35,000          837
   Lam Research Corp. *                                      36,100        1,827
   Lattice Semiconductor Corp. *                             29,900          194
   MEMC Electronic Materials, Inc. *                         42,300        1,656
   Micrel, Inc. *                                            15,600          168

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

SEMICONDUCTORS - 3.8% - (CONTINUED)
   Microchip Technology, Inc.                                55,000   $    1,799
   Semtech Corp. *                                           19,200          251
   Silicon Laboratories, Inc. *                              14,200          492
   Triquint Semiconductor, Inc. *                            36,300          163
                                                                      ----------
                                                                          11,040
                                                                      ----------
SOFTWARE - 2.5%
   Activision, Inc. *                                        63,344        1,092
   Acxiom Corp.                                              17,775          456
   Advent Software, Inc. *                                    4,800          169
   CSG Systems International, Inc. *                         12,000          321
   Dun & Bradstreet Corp. *                                  15,587        1,290
   Fair Isaac Corp.                                          14,900          606
   MoneyGram International, Inc.                             21,300          668
   Parametric Technology Corp. *                             28,800          519
   SEI Investments Co.                                       16,100          959
   Sybase, Inc. *                                            22,913          566
   Transaction Systems Architects, Inc. *                     9,600          313
   Wind River Systems, Inc. *                                19,700          202
                                                                      ----------
                                                                           7,161
                                                                      ----------
TELECOMMUNICATIONS - 2.4%
   3Com Corp. *                                             102,300          420
   Adtran, Inc.                                              16,600          377
   Andrew Corp. *                                            41,800          428
   Cincinnati Bell, Inc. *                                   64,800          296
   CommScope, Inc. *                                         15,100          460
   Harris Corp.                                              34,300        1,573
   Newport Corp. *                                           10,500          220
   Plantronics, Inc.                                         12,500          265
   Polycom, Inc. *                                           22,900          708
   Powerwave Technologies, Inc. *                            29,400          190
   RF Micro Devices, Inc. *                                  50,800          345
   Telephone & Data Systems, Inc.                            26,600        1,445
   UTStarcom, Inc. *                                         27,600          241
                                                                      ----------
                                                                           6,968
                                                                      ----------
TEXTILES - 0.3%
   Mohawk Industries, Inc. *                                 13,600        1,018
                                                                      ----------
TRANSPORTATION - 2.5%
   Alexander & Baldwin, Inc.                                 11,100          492
   CH Robinson Worldwide, Inc.                               44,400        1,815
   Con-way, Inc.                                             11,891          524
   Expeditors International Washington, Inc.                 54,100        2,191
   Hunt (J.B.) Transport Services, Inc.                      26,400          548


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS                                 DECEMBER 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.6% - CONTINUED

TRANSPORTATION - 2.5% - (CONTINUED)
   Overseas Shipholding Group                                 7,700   $      434
   Swift Transportation Co., Inc. *                          13,900          365
   Werner Enterprises, Inc.                                  13,500          236
   YRC Worldwide, Inc. *                                     14,700          555
                                                                      ----------
                                                                           7,160
                                                                      ----------
TRUCKING & LEASING - 0.2%
   GATX Corp.                                                13,300          576
                                                                      ----------
WATER - 0.3%
   Aqua America, Inc.                                        33,866          772
                                                                      ----------
TOTAL COMMON STOCKS
(COST $254,845)                                                          284,263
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 1.4%

   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       3,636        3,636
   U.S. Treasury Bill, (1)
      4.92%, 2/22/07                                            445          442
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,078)                                                              4,078
                                                                      ----------
TOTAL INVESTMENTS - 100.0%
(COST $258,923)                                                          288,341
   Other Assets less Liabilities - 0.0%                                      119
                                                                      ----------
NET ASSETS - 100.0%                                                   $  288,460

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At December 31, 2006, the Mid Cap Index Fund had open futures contracts as follows:

                         NOTIONAL                         UNREALIZED
             NUMBER OF    AMOUNT    CONTRACT   CONTRACT      LOSS
TYPE         CONTRACTS    (000S)    POSITION     EXP.       (000S)
----------   ---------   --------   --------   --------   ----------
S&P Midcap
400 E-Mini      52        $4,219      Long       03/07       $(38)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  258,923
                                                                      ----------
Gross tax appreciation of investments                                 $   38,659
Gross tax depreciation of investments                                     (9,241)
                                                                      ----------
Net tax appreciation of investments                                   $   29,418
                                                                      ----------


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9%

ADVERTISING - 0.3%
   Advo, Inc.                                                 8,662   $      283
   Catalina Marketing Corp.                                  12,700          349
   Gaiam, Inc., Class A *                                     4,400           60
   inVentiv Health, Inc. *                                    8,000          283
   Marchex, Inc., Class B                                     6,300           84
   Sitel Corp. *                                             16,100           68
   ValueVision Media, Inc., Class A *                         8,400          110
                                                                      ----------
                                                                           1,237
                                                                      ----------
AEROSPACE/DEFENSE - 1.2%
   AAR Corp. *                                               10,000          292
   Argon ST, Inc. *                                           3,640           78
   BE Aerospace, Inc. *                                      21,300          547
   Curtiss-Wright Corp.                                      12,000          445
   EDO Corp.                                                  4,500          107
   Esterline Technologies Corp. *                             7,000          282
   GenCorp, Inc. *                                           15,200          213
   Heico Corp.                                                5,600          217
   Herley Industries, Inc. *                                  4,000           65
   Innovative Solutions & Support, Inc. *                     3,300           56
   K&F Industries Holdings, Inc. *                            5,100          116
   Kaman Corp.                                                6,600          148
   Moog, Inc., Class A *                                     10,062          384
   MTC Technologies, Inc. *                                   2,800           66
   Orbital Sciences Corp. *                                  16,400          302
   Sequa Corp., Class A *                                     1,900          219
   Teledyne Technologies, Inc. *                              9,400          377
   TransDigm Group, Inc. *                                    3,182           84
   Triumph Group, Inc.                                        4,400          231
   United Industrial Corp. of New York                        2,600          132
                                                                      ----------
                                                                           4,361
                                                                      ----------
AGRICULTURE - 0.4%
   Alico, Inc.                                                1,100           56
   Alliance One International, Inc. *                        26,100          184
   Andersons (The), Inc.                                      3,900          165
   Delta & Pine Land Co.                                      9,800          396
   Maui Land & Pineapple Co., Inc. *                          1,100           37
   Tejon Ranch Co. *                                          3,000          168
   Universal Corp. of Virginia                                7,100          348
   Vector Group Ltd.                                         10,845          193
                                                                      ----------
                                                                           1,547
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

AIRLINES - 0.6%
   Airtran Holdings, Inc. *                                  25,000   $      294
   Alaska Air Group, Inc. *                                  10,900          431
   Allegiant Travel Co. *                                       128            4
   ExpressJet Holdings, Inc. *                               13,600          110
   Frontier Airlines Holdings, Inc. *                        10,250           76
   JetBlue Airways Corp. *                                   47,700          677
   Mesa Air Group, Inc. *                                     9,900           85
   Republic Airways Holdings, Inc. *                          8,900          149
   Skywest, Inc.                                             17,500          446
                                                                      ----------
                                                                           2,272
                                                                      ----------
APPAREL - 1.6%
   Carter's, Inc. *                                          13,300          339
   Cherokee, Inc.                                             2,200           94
   Columbia Sportswear Co.                                    3,600          201
   CROCS, Inc. *                                              2,700          117
   Deckers Outdoor Corp. *                                    3,000          180
   Guess?, Inc. *                                             5,700          362
   Gymboree Corp. *                                           9,100          347
   Hartmarx Corp. *                                           8,700           62
   Iconix Brand Group, Inc. *                                13,100          254
   K-Swiss, Inc., Class A                                     7,100          218
   Kellwood Co.                                               7,050          229
   Maidenform Brands, Inc. *                                  4,100           74
   Oxford Industries, Inc.                                    4,100          204
   Perry Ellis International, Inc. *                          2,000           82
   Phillips-Van Heusen Corp.                                 15,100          758
   Quiksilver, Inc. *                                        33,500          528
   Skechers U.S.A., Inc., Class A *                           3,000          100
   Steven Madden Ltd.                                         5,700          200
   Stride Rite Corp.                                         10,100          152
   Timberland (The) Co., Class A *                           13,800          436
   True Religion Apparel, Inc. *                              3,600           55
   Volcom, Inc. *                                             3,694          109
   Warnaco Group (The), Inc. *                               12,900          327
   Weyco Group, Inc.                                          1,900           47
   Wolverine World Wide, Inc.                                15,300          436
                                                                      ----------
                                                                           5,911
                                                                      ----------
AUTO MANUFACTURERS - 0.2%
   A.S.V., Inc. *                                             5,900           96
   Navistar International Corp. *                            17,000          568
   Wabash National Corp.                                      8,600          130
                                                                      ----------
                                                                             794
                                                                      ----------


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

AUTO PARTS & EQUIPMENT - 0.9%
   Accuride Corp. *                                           6,200   $       70
   Aftermarket Technology Corp. *                             6,000          128
   American Axle & Manufacturing Holdings, Inc.              14,300          272
   ArvinMeritor, Inc.                                        19,300          352
   Bandag, Inc.                                               3,100          156
   Commercial Vehicle Group, Inc. *                           5,800          126
   Cooper Tire & Rubber Co.                                  16,800          240
   Fuel Systems Solutions, Inc. *                             3,100           68
   Keystone Automotive Industries, Inc. *                     4,400          150
   Lear Corp.                                                18,500          546
   Miller Industries, Inc. of Tennessee *                     2,600           62
   Modine Manufacturing Co.                                   9,200          230
   Noble International Ltd.                                   3,150           63
   Superior Industries International, Inc.                    6,300          121
   Tenneco, Inc. *                                           12,400          307
   Titan International, Inc.                                  4,600           93
   Visteon Corp. *                                           35,200          299
                                                                      ----------
                                                                           3,283
                                                                      ----------
BANKS - 7.7%
   1st Source Corp.                                           3,608          116
   Alabama National Bancorp                                   4,300          296
   Amcore Financial, Inc.                                     5,982          195
   AmericanWest Bancorp                                       3,220           78
   Ameris Bancorp                                             3,520           99
   Arrow Financial Corp.                                      2,862           71
   Bancfirst Corp.                                            1,928          104
   Bancorp, Inc. of Delaware *                                2,985           88
   BancTrust Financial Group, Inc.                            2,700           69
   Bank Mutual Corp.                                         16,706          202
   Bank of Granite Corp.                                      4,525           86
   Bank of the Ozarks, Inc.                                   3,300          109
   Banner Corp.                                               3,400          151
   Boston Private Financial Holdings, Inc.                    9,700          274
   Cadence Financial Corp.                                    2,600           56
   Camden National Corp.                                      1,836           85
   Capital City Bank Group, Inc.                              3,508          124
   Capital Corp. of the West                                  2,640           85
   Capitol Bancorp Ltd.                                       3,700          171
   Cardinal Financial Corp.                                   7,000           72
   Cascade Bancorp                                            7,656          238
   Cass Information Systems, Inc.                             1,650           60
   Cathay General Bancorp                                    14,200          490

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Centennial Bank Holdings, Inc. *                          16,200   $      153
   Center Financial Corp.                                     3,400           82
   Centerstate Banks of Florida, Inc.                         2,400           50
   Central Pacific Financial Corp.                            8,380          325
   Chemical Financial Corp.                                   6,904          230
   Chittenden Corp.                                          12,816          393
   Citizens Banking Corp. of Michigan                        11,800          313
   City Holding Co.                                           4,900          200
   CityBank Lynwood of Washington                             3,600          129
   Coastal Financial Corp. of South Carolina                  4,785           80
   CoBiz, Inc.                                                4,050           89
   Columbia Bancorp of Oregon                                 2,800           74
   Columbia Banking System, Inc.                              4,366          153
   Community Bancorp of Nevada *                              1,800           54
   Community Bank System, Inc.                                8,200          189
   Community Banks, Inc.                                      6,604          183
   Community Trust Bancorp, Inc.                              4,135          172
   Corus Bankshares, Inc.                                    10,700          247
   CVB Financial Corp.                                       16,777          243
   Enterprise Financial Services Corp.                        2,400           78
   Farmers Capital Bank Corp.                                 2,000           68
   First Bancorp of North Carolina                            3,400           74
   First BanCorp of Puerto Rico                              19,300          184
   First Busey Corp.                                          4,150           96
   First Charter Corp.                                        8,900          219
   First Commonwealth Financial Corp.                        19,428          261
   First Community Bancorp, Inc. of California                6,302          329
   First Community Bancshares, Inc. of Virginia               2,759          109
   First Financial Bancorp                                    9,224          153
   First Financial Bankshares, Inc.                           5,661          237
   First Financial Corp. of Indiana                           3,606          128
   First Indiana Corp.                                        3,477           88
   First Merchants Corp.                                      5,127          139
   First Midwest Bancorp, Inc. of Illinois                   13,700          530
   First Regional Bancorp of California *                     2,200           75
   First Republic Bank of California                          6,350          248
   First South Bancorp, Inc. of North Carolina                2,300           73
   First State Bancorporation of New Mexico                   4,800          119
   FirstMerit Corp.                                          21,900          529
   FNB Corp. of Pennsylvania                                 15,829          289
   FNB Corp. of Virginia                                      2,000           83
   Fremont General Corp.                                     18,100          293


                             NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUND

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Frontier Financial Corp.                                  10,950   $      320
   GB&T Bancshares, Inc.                                      3,700           82
   Glacier Bancorp, Inc.                                     13,944          341
   Great Southern Bancorp, Inc.                               2,800           83
   Greater Bay Bancorp                                       13,800          363
   Greene County Bancshares, Inc.                             2,300           91
   Hancock Holding Co.                                        7,424          392
   Hanmi Financial Corp.                                     11,200          252
   Harleysville National Corp.                                7,970          154
   Heartland Financial USA, Inc.                              4,000          115
   Heritage Commerce Corp.                                    3,200           85
   Home Bancshares, Inc./Conway AR                            3,100           75
   Horizon Financial Corp.                                    3,500           84
   IBERIABANK Corp.                                           2,675          158
   Independent Bank Corp. of Massachusetts                    4,100          148
   Independent Bank Corp. of Michigan                         6,310          160
   Integra Bank Corp.                                         4,743          131
   Interchange Financial Services Corp. of
      New Jersey                                              5,000          115
   International Bancshares Corp.                            12,800          396
   Intervest Bancshares Corp. *                               1,400           48
   Irwin Financial Corp.                                      5,500          124
   ITLA Capital Corp.                                         1,500           87
   Lakeland Bancorp, Inc.                                     5,373           80
   Lakeland Financial Corp.                                   3,400           87
   Macatawa Bank Corp.                                        4,128           88
   MainSource Financial Group, Inc.                           4,370           74
   MB Financial, Inc.                                         7,772          292
   MBT Financial Corp.                                        4,200           64
   Mercantile Bank Corp.                                      2,160           81
   MetroCorp. Bancshares, Inc.                                1,800           38
   Mid-State Bancshares                                       6,100          222
   Midwest Banc Holdings, Inc.                                4,800          114
   Nara Bancorp, Inc.                                         5,800          121
   National Penn Bancshares, Inc.                            13,218          268
   NBT Bancorp, Inc.                                          9,504          242
   Northern Empire Bancshares *                               2,520           74
   Old National Bancorp of Indiana                           18,495          350
   Old Second Bancorp, Inc.                                   3,838          112
   Omega Financial Corp.                                      3,378          108
   Oriental Financial Group, Inc.                             5,947           77
   Pacific Capital Bancorp                                   12,833          431

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Park National Corp.                                        3,225   $      319
   Peoples Bancorp, Inc. of Ohio                              2,860           85
   Pinnacle Financial Partners, Inc. *                        4,300          143
   Placer Sierra Bancshares                                   3,300           78
   Preferred Bank of California                               1,200           72
   Premierwest Bancorp,                                       3,930           63
   PrivateBancorp, Inc.                                       4,900          204
   Prosperity Bancshares, Inc.                                7,000          242
   Provident Bankshares Corp.                                 9,056          322
   R & G Financial Corp., Class B                             7,950           61
   Renasant Corp.                                             4,400          135
   Republic Bancorp, Inc. of Kentucky, Class A                2,093           53
   Republic Bancorp, Inc. of Michigan                        20,449          275
   Royal Bancshares of Pennsylvania, Inc., Class A            1,275           34
   S & T Bancorp, Inc.                                        7,100          246
   Sandy Spring Bancorp, Inc.                                 4,100          157
   Santander BanCorp                                          1,379           25
   SCBT Financial Corp.                                       2,387          100
   Seacoast Banking Corp. of Florida                          4,020          100
   Security Bank Corp. of Georgia                             4,200           96
   Shore Bancshares, Inc.                                     2,300           69
   Sierra Bancorp                                             1,600           47
   Signature Bank of New York *                               8,100          251
   Simmons First National Corp., Class A                      3,900          123
   Smithtown Bancorp, Inc.                                    2,200           60
   Southside Bancshares, Inc.                                 2,930           75
   Southwest Bancorp, Inc. of Oklahoma                        4,000          111
   State National Bancshares, Inc.                            2,900          112
   Sterling Bancorp of New York                               5,129          101
   Sterling Bancshares, Inc. of Texas                        18,788          245
   Sterling Financial Corp. of Pennsylvania                   6,957          165
   Sterling Financial Corp. of Washington                    10,454          353
   Suffolk Bancorp                                            2,900          111
   Sun Bancorp, Inc. of New Jersey *                          3,921           83
   Superior Bancorp *                                         4,800           54
   Susquehanna Bancshares, Inc.                              14,279          384
   SVB Financial Group *                                      9,700          452
   SY Bancorp, Inc.                                           3,485           98
   Taylor Capital Group, Inc.                                 1,600           59
   Texas Capital Bancshares, Inc. *                           6,400          127
   Texas United Bancshares, Inc.                              2,500           86
   Tompkins Trustco, Inc.                                     1,853           84


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Trico Bancshares                                           3,800   $      103
   Trustco Bank Corp. of New York                            20,594          229
   Trustmark Corp.                                           13,400          438
   UCBH Holdings, Inc.                                       26,000          457
   UMB Financial Corp.                                        8,712          318
   Umpqua Holdings Corp.                                     15,431          454
   Union Bankshares Corp. of Virginia                         3,700          113
   United Bankshares, Inc.                                   10,200          394
   United Community Banks, Inc. of Georgia                    9,300          301
   United Security Bancshares of California                   2,000           48
   Univest Corp. of Pennsylvania                              3,250           99
   USB Holding Co., Inc.                                      3,374           81
   USB Holdings Co., Inc. - Fractional Shares                50,000           --
   Vineyard National Bancorp                                  2,550           59
   Virginia Commerce Bancorp *                                4,284           85
   Virginia Financial Group, Inc.                             3,000           84
   W. Holding Co., Inc.                                      29,900          178
   Washington Trust Bancorp, Inc.                             3,300           92
   WesBanco, Inc.                                             6,000          201
   West Bancorporation                                        4,959           88
   West Coast Bancorp of Oregon                               4,207          146
   Westamerica Bancorporation                                 8,600          435
   Western Alliance Bancorp *                                 3,600          125
   Wilshire Bancorp, Inc.                                     4,200           80
   Wintrust Financial Corp.                                   7,000          336
   Yardville National Bancorp                                 2,700          102
                                                                      ----------
                                                                          28,913
                                                                      ----------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                           2,600           94
   Coca-Cola Bottling Co. Consolidated                        1,327           91
   Farmer Bros. Co.                                           2,000           43
   Green Mountain Coffee Roasters, Inc. *                     1,300           64
   Jones Soda Co. *                                           7,000           86
   National Beverage Corp. *                                  2,300           32
   Overland Beverage Distributing                                20           --
   Peet's Coffee & Tea, Inc. *                                3,900          102
                                                                      ----------
                                                                             512
                                                                      ----------
BIOTECHNOLOGY - 2.3%
   Advanced Magnetics, Inc. *                                 2,200          131
   ADVENTRX Pharmaceuticals, Inc. *                          16,000           47
   Affymetrix, Inc. *                                        18,500          427
   Alexion Pharmaceuticals, Inc. *                            9,700          392

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BIOTECHNOLOGY - 2.3% - (CONTINUED)
   American Oriental Bioengineering, Inc. *                  12,300   $      144
   Applera Corp. (Celera Genomics Group) *                   21,100          295
   Arena Pharmaceuticals, Inc. *                             13,000          168
   Ariad Pharmaceuticals, Inc. *                             17,800           92
   Bio-Rad Laboratories, Inc., Class A *                      5,100          421
   Biocryst Pharmaceuticals, Inc. *                           6,500           75
   Cambrex Corp.                                              7,300          166
   Cell Genesys, Inc. *                                      14,300           49
   Coley Pharmaceutical Group, Inc. *                         4,900           48
   Cotherix, Inc. *                                           5,500           74
   Cytokinetics, Inc. *                                       7,400           55
   DeCODE Genetics, Inc. *                                   17,700           80
   Digene Corp. *                                             4,800          230
   Diversa Corp. *                                            8,300           90
   Encysive Pharmaceuticals, Inc. *                          16,300           69
   Enzo Biochem, Inc. *                                       7,507          107
   Enzon Pharmaceuticals, Inc. *                             12,000          102
   Exelixis, Inc. *                                          24,300          219
   Genitope Corp. *                                           8,300           29
   Genomic Health, Inc. *                                     3,500           65
   Geron Corp. *                                             18,100          159
   GTX, Inc. *                                                3,400           61
   Hana Biosciences, Inc. *                                   8,200           52
   Human Genome Sciences, Inc. *                             36,133          450
   ICOS Corp. *                                              18,000          608
   Illumina, Inc. *                                          12,500          491
   Incyte Corp. *                                            23,000          134
   Integra LifeSciences Holdings Corp. *                      5,200          221
   InterMune, Inc. *                                          7,100          218
   Keryx Biopharmaceuticals, Inc. *                          11,800          157
   Lexicon Genetics, Inc. *                                  19,500           70
   Lifecell Corp. *                                           9,200          222
   Martek Biosciences Corp. *                                 8,800          205
   Maxygen, Inc. *                                            8,100           87
   Metabasis Therapeutics, Inc. *                             6,000           45
   Momenta Pharmaceuticals, Inc. *                            6,200           98
   Monogram Biosciences, Inc. *                              37,000           66
   Myriad Genetics, Inc. *                                   10,800          338
   Nektar Therapeutics *                                     24,600          374
   Northfield Laboratories, Inc. *                            7,000           29
   Novavax, Inc. *                                           17,500           72
   Panacos Pharmaceuticals, Inc. *                           13,800           55


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

BIOTECHNOLOGY - 2.3% - (CONTINUED)
   Peregrine Pharmaceuticals, Inc. *                         54,000   $       63
   Regeneron Pharmaceuticals, Inc. *                         14,300          287
   Sangamo BioSciences, Inc. *                                8,200           54
   Savient Pharmaceuticals, Inc. *                           14,752          165
   Sirna Therapeutics, Inc. *                                11,000          143
   SuperGen, Inc. *                                          14,100           72
   Telik, Inc. *                                             14,400           64
                                                                      ----------
                                                                           8,635
                                                                      ----------
BUILDING MATERIALS - 0.8%
   AAON, Inc.                                                 2,600           68
   Apogee Enterprises, Inc.                                   7,700          149
   Builders FirstSource, Inc. *                               4,200           75
   Comfort Systems USA, Inc.                                 11,100          140
   Drew Industries, Inc. *                                    5,100          133
   ElkCorp                                                    5,607          230
   Genlyte Group, Inc. *                                      6,800          531
   Goodman Global, Inc. *                                     6,700          115
   Interline Brands, Inc. *                                   7,430          167
   LSI Industries, Inc.                                       5,912          117
   NCI Building Systems, Inc. *                               5,600          290
   PGT, Inc. *                                                2,900           37
   Simpson Manufacturing Co., Inc.                           10,200          323
   Texas Industries, Inc.                                     6,300          405
   Trex Co., Inc. *                                           3,300           76
   U.S. Concrete, Inc. *                                      9,200           65
   Universal Forest Products, Inc.                            4,600          214
                                                                      ----------
                                                                           3,135
                                                                      ----------
CHEMICALS - 1.8%
   American Vanguard Corp.                                    5,000           79
   Arch Chemicals, Inc.                                       6,600          220
   Balchem Corp.                                              3,300           85
   CF Industries Holdings, Inc.                              15,100          387
   Ferro Corp.                                               11,750          243
   Fuller (H.B.) Co.                                         16,200          418
   Georgia Gulf Corp.                                         9,400          182
   Grace (W.R.) & Co. *                                      18,500          366
   Hercules, Inc. *                                          31,200          602
   Innospec, Inc.                                             3,400          158
   Kronos Worldwide, Inc.                                       778           25
   MacDermid, Inc.                                            7,600          259
   Minerals Technologies, Inc.                                5,400          317
   NewMarket Corp.                                            4,700          278

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

CHEMICALS - 1.8% - (CONTINUED)
   NL Industries, Inc.                                        2,300   $       24
   Olin Corp.                                                19,800          327
   OM Group, Inc. *                                           8,000          362
   Omnova Solutions, Inc. *                                  12,200           56
   Pioneer Cos., Inc. *                                       3,300           95
   PolyOne Corp. *                                           25,400          190
   Rockwood Holdings, Inc. *                                  9,697          245
   Schulman (A.), Inc.                                        6,600          147
   Sensient Technologies Corp.                               12,700          312
   Spartech Corp.                                             8,800          231
   Stepan Co.                                                 1,700           54
   Symyx Technologies, Inc. *                                 9,300          201
   Terra Industries, Inc. *                                  26,100          313
   Tronox, Inc., Class B                                     11,400          180
   UAP Holding Corp.                                         14,000          353
   US BioEnergy Corp. *                                         718           12
   Zoltek Cos., Inc. *                                        4,400           87
                                                                      ----------
                                                                           6,808
                                                                      ----------
COAL - 0.1%
   Alpha Natural Resources, Inc. *                           14,170          202
   International Coal Group, Inc. *                          31,200          170
   James River Coal Co. *                                     4,900           46
   Westmoreland Coal Co. *                                    1,900           37
                                                                      ----------
                                                                             455
                                                                      ----------
COMMERCIAL SERVICES - 5.6%
   Aaron Rents, Inc.                                         12,050          347
   ABM Industries, Inc.                                      12,048          274
   Administaff, Inc.                                          6,300          269
   Advance America Cash Advance Centers, Inc.                18,610          273
   Advisory Board (The) Co. *                                 5,100          273
   Affymax, Inc. *                                              159            5
   Albany Molecular Research, Inc. *                          7,300           77
   AMN Healthcare Services, Inc. *                            8,900          245
   Arbitron, Inc.                                             8,300          360
   Bankrate, Inc. *                                           2,800          106
   Banta Corp.                                                6,650          242
   Barrett Business Services                                  1,900           44
   BearingPoint, Inc. *                                      51,200          403
   Bowne & Co., Inc.                                          8,200          131
   Bright Horizons Family Solutions, Inc. *                   7,200          278
   Capella Education Co. *                                      157            4
   CBIZ, Inc. *                                              14,900          104


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

COMMERCIAL SERVICES - 5.6% - (CONTINUED)
   CDI Corp.                                                  3,600   $       90
   Central Parking Corp.                                      2,744           49
   Cenveo, Inc. *                                            14,570          309
   Chemed Corp.                                               7,200          266
   Clark, Inc.                                                4,800           80
   Clayton Holdings, Inc. *                                   2,600           49
   Coinmach Service Corp., Class A                            7,500           89
   Coinstar, Inc. *                                           7,600          232
   Compass Diversified Trust                                  3,600           62
   Consolidated Graphics, Inc. *                              3,100          183
   Corinthian Colleges, Inc. *                               23,600          322
   Cornell Cos., Inc. *                                       3,200           59
   Corvel Corp. *                                             2,125          101
   CoStar Group, Inc. *                                       4,600          246
   CRA International, Inc. *                                  3,100          162
   Cross Country Healthcare, Inc. *                           8,800          192
   Deluxe Corp.                                              14,000          353
   DeVry, Inc.                                               16,700          468
   Diamond Management & Technology
   Consultants, Inc.                                          8,300          103
   Dollar Financial Corp. *                                   3,500           97
   Dollar Thrifty Automotive Group *                          6,800          310
   DynCorp International, Inc., Class A *                     6,900          109
   Educate, Inc. *                                            4,800           34
   Electro Rent Corp. *                                       5,374           90
   Euronet Worldwide, Inc. *                                  9,600          285
   ExlService Holdings, Inc. *                                1,456           31
   Exponent, Inc. *                                           4,100           76
   First Advantage Corp., Class A *                           2,000           46
   First Consulting Group, Inc. *                             5,900           81
   Forrester Research, Inc. *                                 3,900          106
   FTI Consulting, Inc. *                                    10,925          305
   Gartner, Inc. *                                           15,600          309
   Geo Group (The), Inc. *                                    5,300          199
   Gevity HR, Inc.                                            7,200          170
   Global Cash Access Holdings, Inc. *                        9,100          148
   H&E Equipment Services, Inc. *                             3,100           77
   Healthcare Services Group                                  7,525          218
   Healthspring, Inc. *                                       5,100          104
   Heartland Payment Systems, Inc.                            4,000          113
   Heidrick & Struggles International, Inc. *                 5,000          212
   Home Solutions of America, Inc. *                         11,800           69
   Hudson Highland Group, Inc. *                              6,700          112

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

COMMERCIAL SERVICES - 5.6% - (CONTINUED)
   Huron Consulting Group, Inc. *                             4,800   $      218
   ICT Group, Inc. *                                          1,800           57
   Integrated Electrical Services, Inc. *                     4,400           78
   Interactive Data Corp.                                     9,900          238
   Jackson Hewitt Tax Service, Inc.                           9,700          329
   Kelly Services, Inc., Class A                              5,529          160
   Kendle International, Inc. *                               3,400          107
   Kenexa Corp. *                                             4,400          146
   Kforce, Inc. *                                             8,000           97
   Korn/Ferry International *                                11,700          269
   Labor Ready, Inc. *                                       15,000          275
   Landauer, Inc.                                             2,500          131
   LECG Corp. *                                               6,700          124
   Live Nation, Inc. *                                       17,500          392
   MAXIMUS, Inc.                                              5,900          182
   McGrath Rentcorp                                           5,964          183
   Medifast, Inc. *                                           3,200           40
   Midas, Inc. *                                              4,400          101
   Monro Muffler, Inc.                                        3,300          116
   Morningstar, Inc. *                                        3,800          171
   MPS Group, Inc. *                                         28,400          403
   Navigant Consulting, Inc. *                               11,700          231
   Net 1 UEPS Technologies, Inc. *                           13,700          405
   On Assignment, Inc. *                                      7,200           85
   Parexel International Corp. *                              7,400          214
   PeopleSupport, Inc. *                                      5,300          111
   PharmaNet Development Group, Inc. *                        4,950          109
   PHH Corp. *                                               14,600          421
   PRA International *                                        4,900          124
   Pre-Paid Legal Services, Inc. *                            2,700          106
   Providence Service (The) Corp. *                           3,330           84
   Rent-A-Center, Inc. *                                     19,100          564
   Resources Connection, Inc. *                              13,200          420
   Rewards Network, Inc. *                                    7,259           50
   Rollins, Inc.                                              8,100          179
   SAIC, Inc. *                                              23,600          420
   Senomyx, Inc. *                                            8,640          112
   Sotheby's                                                 17,500          543
   Source Interlink Cos., Inc. *                              9,600           78
   Spherion Corp. *                                          15,830          118
   Standard Parking Corp. *                                   1,400           54
   Startek, Inc.                                              3,100           42


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

COMMERCIAL SERVICES - 5.6% - (CONTINUED)
   Stewart Enterprises, Inc., Class A                        28,900   $      181
   Strayer Education, Inc.                                    3,900          414
   Team, Inc. *                                               1,900           66
   TeleTech Holdings, Inc. *                                  9,000          215
   TNS, Inc. *                                                6,600          127
   Universal Technical Institute, Inc. *                      6,300          140
   Valassis Communications, Inc. *                           13,127          190
   Vertrue, Inc. *                                            2,000           77
   Viad Corp.                                                 6,100          248
   Volt Information Sciences, Inc. *                          2,250          113
   Watson Wyatt Worldwide, Inc., Class A                     11,600          524
   Wright Express Corp. *                                    11,090          346
                                                                      ----------
                                                                          21,079
                                                                      ----------
COMPUTERS - 2.7%
   3D Systems Corp. *                                         4,100           65
   Agilysys, Inc.                                             8,387          140
   Ansoft Corp. *                                             4,500          125
   BISYS Group (The), Inc. *                                 33,100          427
   Brocade Communications Systems, Inc. *                    75,000          616
   CACI International, Inc., Class A *                        8,400          475
   CIBER, Inc. *                                             15,000          102
   COMSYS IT Partners, Inc. *                                 4,500           91
   Comtech Group, Inc. *                                      4,100           75
   Covansys Corp. *                                           8,500          195
   Echelon Corp. *                                            8,800           70
   Electronics for Imaging, Inc. *                           15,900          423
   Gateway, Inc. *                                           74,871          150
   Henry (Jack) & Associates, Inc.                           21,800          467
   Hutchinson Technology, Inc. *                              7,015          165
   iGate Corp. *                                              6,000           41
   IHS, Inc., Class A *                                       6,400          253
   Imation Corp.                                              9,600          446
   Integral Systems, Inc. of Maryland                         3,050           71
   InterVoice, Inc. *                                        10,600           81
   Isilon Systems, Inc. *                                       304            8
   Kanbay International, Inc. *                               9,100          262
   Komag, Inc. *                                              8,400          318
   Kronos, Inc. *                                             8,818          324
   Magma Design Automation, Inc. *                           10,500           94
   Manhattan Associates, Inc. *                               7,500          226
   Maxwell Technologies, Inc. *                               3,900           54
   McData Corp., Class A *                                   42,300          235

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

COMPUTERS - 2.7% - (CONTINUED)
   Mentor Graphics Corp. *                                   22,000   $      397
   Mercury Computer Systems, Inc. *                           5,900           79
   Micros Systems, Inc. *                                    10,600          559
   Mobility Electronics, Inc. *                               8,500           28
   MTS Systems Corp.                                          5,000          193
   Ness Technologies, Inc. *                                  7,500          107
   Netscout Systems, Inc. *                                   7,300           61
   Palm, Inc. *                                              25,206          355
   Perot Systems Corp., Class A *                            23,800          390
   Quantum Corp. *                                           57,500          133
   Rackable Systems, Inc. *                                   7,600          235
   Radiant Systems, Inc. *                                    7,200           75
   Radisys Corp. *                                            5,800           97
   SI International, Inc. *                                   3,600          117
   Sigma Designs, Inc. *                                      6,200          158
   Silicon Storage Technology, Inc. *                        24,900          112
   SRA International, Inc., Class A *                        10,500          281
   Stratasys, Inc. *                                          2,850           89
   SYKES Enterprises, Inc. *                                  8,000          141
   Synaptics, Inc. *                                          6,900          205
   Syntel, Inc.                                               2,400           64
   Talx Corp.                                                 8,857          243
   Tyler Technologies, Inc. *                                10,800          152
                                                                      ----------
                                                                          10,270
                                                                      ----------
COSMETICS/PERSONAL CARE - 0.1%
   Chattem, Inc. *                                            4,800          240
   Elizabeth Arden, Inc. *                                    7,100          135
   Inter Parfums, Inc.                                        1,400           27
   Parlux Fragrances, Inc. *                                  3,500           20
   Revlon, Inc., Class A *                                   46,300           59
                                                                      ----------
                                                                             481
                                                                      ----------
DISTRIBUTION/WHOLESALE - 0.7%
   Beacon Roofing Supply, Inc. *                             12,000          226
   BlueLinx Holdings, Inc.                                    3,700           38
   Brightpoint, Inc. *                                       13,850          186
   Building Material Holding Corp.                            7,900          195
   Central European Distribution Corp. *                      8,650          257
   Core-Mark Holding Co., Inc. *                              2,800           93
   Directed Electronics, Inc. *                               2,800           32
   LKQ Corp. *                                               12,300          283
   MWI Veterinary Supply, Inc. *                              1,600           52
   NuCo2, Inc. *                                              4,200          103


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

DISTRIBUTION/WHOLESALE - 0.7% - (CONTINUED)
   Owens & Minor, Inc.                                       11,062   $      346
   Scansource, Inc. *                                         7,100          216
   United Stationers, Inc. *                                  8,692          406
   Watsco, Inc.                                               7,650          361
                                                                      ----------
                                                                           2,794
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
   Accredited Home Lenders Holding Co. *                      5,870          160
   Advanta Corp., Class B                                     5,300          231
   Asset Acceptance Capital Corp. *                           4,300           72
   Asta Funding, Inc.                                         3,300          100
   Calamos Asset Management, Inc., Class A                    6,400          172
   CharterMac                                                14,300          307
   Cityscape Financial Corp. *                                3,800           --
   Cohen & Steers, Inc.                                       3,600          145
   CompuCredit Corp. *                                        5,700          227
   Credit Acceptance Corp. *                                  2,752           92
   Doral Financial Corp.                                     24,700           71
   eSpeed, Inc., Class A *                                    5,600           49
   Federal Agricultural Mortgage Corp., Class C               3,100           84
   Financial Federal Corp.                                    7,400          218
   Friedman Billings Ramsey Group, Inc., Class A             40,300          322
   GAMCO Investors, Inc., Class A                             1,600           62
   GFI Group, Inc. *                                          3,220          200
   Greenhill & Co., Inc.                                      4,800          354
   International Securities Exchange, Inc.                   10,400          487
   KBW, Inc. *                                                  168            5
   Knight Capital Group, Inc., Class A *                     28,700          550
   LaBranche & Co., Inc. *                                   14,600          143
   MarketAxess Holdings, Inc. *                               8,700          118
   Marlin Business Services Corp. *                           3,200           77
   National Financial Partners Corp.                         10,299          453
   NewStar Financial, Inc. *                                    157            3
   Ocwen Financial Corp. *                                    9,400          149
   optionsXpress Holdings, Inc.                               5,730          130
   Penson Worldwide, Inc. *                                   2,000           55
   Piper Jaffray Cos. *                                       5,091          332
   Portfolio Recovery Associates, Inc. *                      4,400          205
   Sanders Morris Harris Group, Inc.                          3,800           48
   Stifel Financial Corp. *                                   3,333          131
   SWS Group, Inc.                                            4,277          153
   Thomas Weisel Partners Group, Inc. *                       2,000           42
   TradeStation Group, Inc. *                                 7,000           96

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 1.9% - (CONTINUED)
   United PanAm Financial Corp. *                             2,800   $       39
   Waddell & Reed Financial, Inc., Class A                   23,300          637
   World Acceptance Corp. *                                   5,000          235
                                                                      ----------
                                                                           6,954
                                                                      ----------
ELECTRIC - 1.8%
   Allete, Inc.                                               6,900          321
   Aquila, Inc. *                                           102,700          483
   Avista Corp.                                              13,500          342
   Black Hills Corp.                                          9,100          336
   CH Energy Group, Inc.                                      4,300          227
   Cleco Corp.                                               15,500          391
   Duquesne Light Holdings, Inc.                             24,300          482
   El Paso Electric Co. *                                    13,300          324
   Empire District Electric (The) Co.                         8,200          203
   Idacorp, Inc.                                             11,700          452
   ITC Holdings Corp.                                         4,100          164
   MGE Energy, Inc.                                           5,625          206
   NorthWestern Corp.                                         9,800          347
   Ormat Technologies, Inc.                                   2,200           81
   Otter Tail Corp.                                           8,100          252
   Pike Electric Corp. *                                      4,300           70
   PNM Resources, Inc.                                       20,800          647
   Portland General Electric Co.                              7,400          202
   UIL Holdings Corp.                                         6,733          284
   Unisource Energy Corp.                                     9,620          351
   Westar Energy, Inc.                                       23,900          620
                                                                      ----------
                                                                           6,785
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Advanced Energy Industries, Inc. *                         9,600          181
   American Superconductor Corp. *                            9,000           88
   Belden CDT, Inc.                                          11,712          458
   Capstone Turbine Corp. *                                  28,200           35
   China BAK Battery, Inc. *                                  7,350           48
   Color Kinetics, Inc. *                                     3,700           79
   Encore Wire Corp.                                          6,400          141
   Energy Conversion Devices, Inc. *                         10,700          364
   EnerSys *                                                 12,800          205
   General Cable Corp. *                                     13,800          603
   GrafTech International Ltd. *                             26,900          186
   Greatbatch, Inc. *                                         6,000          161
   Insteel Industries, Inc.                                   3,900           69
   Lamson & Sessions (The) Co. *                              3,800           92


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

ELECTRICAL COMPONENTS & EQUIPMENT - 0.9% -
   (CONTINUED)
   Littelfuse, Inc. *                                         6,100   $      194
   Medis Technologies Ltd. *                                  5,896          103
   Powell Industries, Inc. *                                  2,200           69
   Power-One, Inc. *                                         19,200          140
   Superior Essex, Inc. *                                     5,550          185
   Universal Display Corp. *                                  6,500           98
   Vicor Corp.                                                5,400           60
                                                                      ----------
                                                                           3,559
                                                                      ----------
ELECTRONICS - 2.5%
   American Science & Engineering, Inc. *                     2,500          149
   Analogic Corp.                                             3,800          213
   Badger Meter, Inc.                                         3,900          108
   Bel Fuse, Inc., Class B                                    2,800           97
   Benchmark Electronics, Inc. *                             17,663          430
   Brady Corp., Class A                                      12,338          460
   Checkpoint Systems, Inc. *                                10,700          216
   Cogent, Inc. *                                            11,900          131
   Coherent, Inc. *                                           8,500          268
   CTS Corp.                                                  9,880          155
   Cubic Corp.                                                4,400           95
   Cymer, Inc. *                                             10,173          447
   Daktronics, Inc.                                          10,700          394
   Dionex Corp. *                                             5,500          312
   Eagle Test Systems, Inc. *                                 2,200           32
   Electro Scientific Industries, Inc. *                      8,000          161
   Excel Technology, Inc. *                                   3,400           87
   FEI Co. *                                                  6,600          174
   Flextronics International Ltd. *                           7,122           82
   Flir Systems, Inc. *                                      18,000          573
   II-VI, Inc. *                                              6,500          182
   Ionatron, Inc. *                                           9,040           37
   Itron, Inc. *                                              7,000          363
   Kemet Corp. *                                             23,800          174
   L-1 Identity Solutions, Inc. *                            17,824          270
   LoJack Corp. *                                             5,100           87
   Measurement Specialties, Inc. *                            3,900           84
   Methode Electronics, Inc.                                 10,242          111
   Molecular Devices Corp. *                                  4,800          101
   Multi-Fineline Electronix, Inc. *                          2,300           47
   OSI Systems, Inc. *                                        4,200           88
   OYO Geospace Corp. *                                       1,100           64
   Park Electrochemical Corp.                                 5,500          141

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

ELECTRONICS - 2.5% - (CONTINUED)
   Paxar Corp. *                                             11,320   $      261
   Photon Dynamics, Inc. *                                    4,700           55
   Plexus Corp. *                                            12,600          301
   RAE Systems, Inc. *                                       11,500           37
   Rofin-Sinar Technologies, Inc. *                           4,200          254
   Rogers Corp. *                                             4,800          284
   Sonic Solutions, Inc. *                                    7,000          114
   Taser International, Inc. *                               17,100          130
   Technitrol, Inc.                                          11,200          268
   TTM Technologies, Inc. *                                  11,500          130
   Varian, Inc. *                                             8,500          381
   Watts Water Technologies, Inc., Class A                    7,100          292
   Woodward Governor Co.                                      8,300          330
   X-Rite, Inc.                                               6,900           85
   Zygo Corp. *                                               5,100           84
                                                                      ----------
                                                                           9,339
                                                                      ----------
ENERGY - ALTERNATE SOURCES - 0.4%
   Aventine Renewable Energy Holdings, Inc. *                 8,317          196
   Evergreen Energy, Inc. *                                  19,500          193
   Evergreen Solar, Inc. *                                   18,600          141
   First Solar, Inc. *                                        6,037          180
   FuelCell Energy, Inc. *                                   14,500           94
   Headwaters, Inc. *                                        11,600          278
   MGP Ingredients, Inc.                                      2,600           59
   Pacific Ethanol, Inc. *                                    6,600          101
   Plug Power, Inc. *                                        19,871           77
   Quantum Fuel Systems Technologies
      Worldwide, Inc. *                                      13,100           21
   Sunpower Corp., Class A *                                  2,800          104
   Syntroleum Corp. *                                        11,600           40
   VeraSun Energy Corp. *                                     5,165          102
                                                                      ----------
                                                                           1,586
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                                  11,100          235
   EMCOR Group, Inc. *                                        8,600          489
   ENGlobal Corp. *                                           4,800           31
   Granite Construction, Inc.                                 9,462          476
   Infrasource Services, Inc. *                               7,300          159
   Insituform Technologies, Inc., Class A *                   7,500          194
   Layne Christensen Co. *                                    3,300          108
   Perini Corp. *                                             6,000          185
   Stanley, Inc. *                                              162            3


EQUITY INDEX FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

ENGINEERING & CONSTRUCTION - 0.6% - (CONTINUED)
   Sterling Construction Co., Inc. *                          2,400   $       52
   Washington Group International, Inc. *                     7,900          472
                                                                      ----------
                                                                           2,404
                                                                      ----------
ENTERTAINMENT - 0.8%
   Bally Technologies, Inc. *                                14,300          267
   Bluegreen Corp. *                                          5,800           75
   Carmike Cinemas, Inc.                                      3,500           71
   Century Casinos, Inc. *                                    5,500           61
   Churchill Downs, Inc.                                      2,400          103
   Dover Downs Gaming & Entertainment, Inc.                   3,995           53
   Great Wolf Resorts, Inc. *                                 7,360          103
   Isle of Capri Casinos, Inc. *                              4,300          114
   Lakes Entertainment, Inc. *                                6,500           70
   Macrovision Corp. *                                       14,200          401
   Magna Entertainment Corp., Class A *                      11,000           50
   Pinnacle Entertainment, Inc. *                            13,200          438
   Progressive Gaming International Corp. *                   9,700           88
   Shuffle Master, Inc. *                                     9,550          250
   Six Flags, Inc. *                                         19,600          103
   Speedway Motorsports, Inc.                                 4,200          161
   Steinway Musical Instruments *                             2,000           62
   Vail Resorts, Inc. *                                       8,300          372
                                                                      ----------
                                                                           2,842
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.6%
   American Ecology Corp.                                     4,300           80
   Basin Water, Inc. *                                        1,800           12
   Calgon Carbon Corp. *                                     10,900           68
   Casella Waste Systems, Inc., Class A *                     6,000           73
   Clean Harbors, Inc. *                                      4,300          208
   Darling International, Inc. *                             20,300          112
   Metal Management, Inc.                                     7,100          269
   Mine Safety Appliances Co.                                 8,500          312
   Rentech, Inc. *                                           38,000          143
   Synagro Technologies, Inc.                                16,800           74
   Tetra Tech, Inc. *                                        15,791          286
   Waste Connections, Inc. *                                 12,250          509
   Waste Industries USA, Inc.                                 2,100           64
   Waste Services, Inc. *                                     7,666           75
                                                                      ----------
                                                                           2,285
                                                                      ----------
FOOD - 1.4%
   Arden Group, Inc., Class A                                   400           50
   Chiquita Brands International, Inc.                       11,600          185

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

FOOD - 1.4% - (CONTINUED)
   Diamond Foods, Inc.                                        4,400   $       84
   Flowers Foods, Inc.                                       14,225          384
   Gold Kist, Inc. *                                         14,000          294
   Great Atlantic & Pacific Tea Co.                           5,300          136
   Hain Celestial Group, Inc. *                               8,500          265
   Imperial Sugar Co.                                         3,200           78
   Ingles Markets, Inc., Class A                              3,300           98
   J & J Snack Foods Corp.                                    3,800          157
   Lance, Inc.                                                8,300          167
   M & F Worldwide Corp. *                                    2,900           73
   Nash Finch Co.                                             3,600           98
   Pathmark Stores, Inc. *                                   14,300          160
   Performance Food Group Co. *                               9,500          263
   Pilgrims Pride Corp.                                      11,100          327
   Premium Standard Farms, Inc.                               3,900           72
   Ralcorp Holdings, Inc. *                                   7,300          372
   Ruddick Corp.                                             10,900          303
   Sanderson Farms, Inc.                                      4,600          139
   Seaboard Corp.                                               120          212
   Spartan Stores, Inc.                                       5,800          121
   Tootsie Roll Industries, Inc.                              9,782          320
   TreeHouse Foods, Inc. *                                    8,600          268
   United Natural Foods, Inc. *                              11,600          417
   Village Super Market, Class A                                400           34
   Weis Markets, Inc.                                         2,600          104
   Wild Oats Markets, Inc. *                                  7,950          114
                                                                      ----------
                                                                           5,295
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.6%
   Bowater, Inc.                                             15,300          344
   Buckeye Technologies, Inc. *                              10,300          123
   Caraustar Industries, Inc. *                               8,000           65
   Deltic Timber Corp.                                        2,800          156
   Glatfelter                                                12,200          189
   Mercer International, Inc. *                               7,400           88
   Neenah Paper, Inc.                                         4,200          148
   Potlatch Corp.                                            10,560          463
   Rock-Tenn Co., Class A                                     8,740          237
   Schweitzer-Mauduit International, Inc.                     4,200          110
   Wausau Paper Corp.                                        12,342          185
   Xerium Technologies, Inc.                                  5,400           53
                                                                      ----------
                                                                           2,161
                                                                      ----------


                           NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY INDEX FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

GAS - 1.0%
   Cascade Natural Gas Corp.                                  3,100   $       80
   EnergySouth, Inc.                                          1,850           74
   Laclede Group (The), Inc.                                  5,900          207
   New Jersey Resources Corp.                                 7,650          372
   Nicor, Inc.                                               12,200          571
   Northwest Natural Gas Co.                                  7,550          321
   Peoples Energy Corp.                                      10,550          470
   Piedmont Natural Gas Co., Inc.                            20,800          556
   South Jersey Industries, Inc.                              8,026          268
   Southwest Gas Corp.                                       11,000          422
   WGL Holdings, Inc.                                        13,400          437
                                                                      ----------
                                                                           3,778
                                                                      ----------
HAND/MACHINE TOOLS - 0.3%
   Baldor Electric Co.                                        8,853          296
   Franklin Electric Co., Inc.                                6,200          318
   Raser Technologies, Inc. *                                 6,000           37
   Regal-Beloit Corp.                                         8,441          443
                                                                      ----------
                                                                           1,094
                                                                      ----------
HEALTHCARE - PRODUCTS - 3.3%
   Abaxis, Inc. *                                             5,500          106
   Abiomed, Inc. *                                            6,400           90
   Adeza Biomedical Corp. *                                   4,100           61
   Align Technology, Inc. *                                  15,300          214
   American Medical Systems Holdings, Inc. *                 19,200          356
   Angiodynamics, Inc. *                                      3,500           75
   Arrow International, Inc.                                  6,200          219
   Arthrocare Corp. *                                         7,200          287
   Aspect Medical Systems, Inc. *                             4,600           86
   Biosite, Inc. *                                            4,500          220
   Bruker BioSciences Corp. *                                11,464           86
   Candela Corp. *                                            6,500           80
   Cepheid, Inc. *                                           14,900          127
   Cerus Corp. *                                              7,900           46
   Conceptus, Inc. *                                          6,200          132
   Conmed Corp. *                                             7,725          179
   Cyberonics, Inc. *                                         5,900          122
   Datascope Corp.                                            3,600          131
   DexCom, Inc. *                                             4,600           45
   DJO, Inc. *                                                6,200          265
   ev3, Inc. *                                                4,500           78
   Foxhollow Technologies, Inc. *                             5,400          116
   Haemonetics Corp. of Massachusetts *                       7,300          329

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

HEALTHCARE - PRODUCTS - 3.3% - (CONTINUED)
   Hansen Medical, Inc., *                                      737   $        8
   HealthTronics, Inc. *                                      9,600           64
   Hologic, Inc. *                                           14,400          681
   ICU Medical, Inc. *                                        3,900          159
   Immucor, Inc. *                                           18,580          543
   Intralase Corp. *                                          5,800          130
   Invacare Corp.                                             8,512          209
   Inverness Medical Innovations, Inc. *                      9,200          356
   IRIS International, Inc. *                                 4,800           61
   Kensey Nash Corp. *                                        3,100           99
   Kyphon, Inc. *                                            12,100          489
   LCA-Vision, Inc.                                           5,750          198
   Luminex Corp. *                                            8,800          112
   Medical Action Industries, Inc. *                          2,600           84
   Mentor Corp.                                              10,000          489
   Merge Technologies, Inc. *                                 6,100           40
   Meridian Bioscience, Inc.                                  5,750          141
   Merit Medical Systems, Inc. *                              7,467          118
   Natus Medical, Inc. *                                      5,800           96
   Neurometrix, Inc. *                                        3,400           51
   Northstar Neuroscience, Inc. *                             3,200           46
   NuVasive, Inc. *                                           9,000          208
   Oakley, Inc.                                               6,800          136
   OraSure Technologies, Inc. *                              12,600          104
   Palomar Medical Technologies, Inc. *                       4,800          243
   PolyMedica Corp.                                           6,300          255
   PSS World Medical, Inc. *                                 18,550          362
   Quidel Corp. *                                             8,300          113
   Sirona Dental Systems, Inc.                                4,800          185
   Solexa, Inc. *                                             6,500           85
   SonoSite, Inc. *                                           4,500          139
   Spectranetics Corp. *                                      8,400           95
   Stereotaxis, Inc. *                                        6,400           66
   STERIS Corp.                                              18,600          468
   SurModics, Inc. *                                          4,500          140
   Symmetry Medical, Inc. *                                   9,570          132
   Thermogenesis Corp. *                                     15,000           65
   Thoratec Corp. *                                          14,485          255
   Ventana Medical Systems, Inc. *                            7,900          340
   Viasys Healthcare, Inc. *                                  8,900          248
   Visicu, Inc. *                                             2,000           22
   Vital Images, Inc. *                                       3,700          129


EQUITY INDEX FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

HEALTHCARE - PRODUCTS - 3.3% - (CONTINUED)
   Vital Signs, Inc.                                          1,900   $       95
   West Pharmaceutical Services, Inc.                         8,852          453
   Wright Medical Group, Inc. *                               9,400          219
   Young Innovations, Inc.                                    1,400           47
   Zoll Medical Corp. *                                       2,600          151
                                                                      ----------
                                                                          12,379
                                                                      ----------
HEALTHCARE - SERVICES - 1.6%
   Air Methods Corp. *                                        2,900           81
   Alliance Imaging, Inc. *                                   4,500           30
   Amedisys, Inc. *                                           6,134          202
   AMERIGROUP Corp. *                                        14,200          510
   Amsurg Corp. *                                             8,200          189
   Apria Healthcare Group, Inc. *                            11,600          309
   Bio-Reference Labs, Inc. *                                 2,800           63
   Capital Senior Living Corp. *                              6,200           66
   Centene Corp. *                                           11,900          292
   Five Star Quality Care, Inc. *                             8,600           96
   Genesis HealthCare Corp. *                                 5,350          253
   Gentiva Health Services, Inc. *                            7,400          141
   Healthways, Inc. *                                         9,500          453
   Horizon Health Corp. *                                     4,100           80
   Hythiam, Inc. *                                            7,200           66
   Kindred Healthcare, Inc. *                                 7,800          197
   LHC Group, Inc. *                                          3,200           91
   Magellan Health Services, Inc. *                          10,100          436
   Matria Healthcare, Inc. *                                  5,700          164
   Medcath Corp. *                                            2,400           66
   Molina Healthcare, Inc. *                                  3,300          107
   National Healthcare Corp.                                  1,700           94
   Nighthawk Radiology Holdings, Inc. *                       1,700           43
   Odyssey HealthCare, Inc. *                                 9,475          126
   Option Care, Inc.                                          7,400          105
   Psychiatric Solutions, Inc. *                             14,500          544
   Radiation Therapy Services, Inc. *                         3,400          107
   RehabCare Group, Inc. *                                    4,700           70
   Res-Care, Inc. *                                           6,100          111
   Sun Healthcare Group, Inc. *                               6,300           80
   Sunrise Senior Living, Inc. *                             12,200          375
   Symbion, Inc. *                                            5,100           94
   United Surgical Partners International, Inc. *            12,200          346
   VistaCare, Inc., Class A *                                 3,100           31
                                                                      ----------
                                                                           6,018
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                            4,300   $      114
   Star Maritime Acquisition Corp. *                          5,200           51
                                                                      ----------
                                                                             165
                                                                      ----------
HOME BUILDERS - 0.7%
   Amrep Corp.                                                  400           49
   Brookfield Homes Corp.                                     3,467          130
   Cavco Industries, Inc. *                                   1,700           60
   Champion Enterprises, Inc. *                              20,908          196
   Fleetwood Enterprises, Inc. *                             17,500          138
   Hovnanian Enterprises, Inc., Class A *                    13,700          464
   Levitt Corp., Class A                                      4,500           55
   M/I Homes, Inc.                                            3,300          126
   Meritage Homes Corp. *                                     6,200          296
   Monaco Coach Corp.                                         7,300          103
   Orleans Homebuilders, Inc.                                 1,300           25
   Palm Harbor Homes, Inc. *                                  2,812           39
   Skyline Corp.                                              1,900           76
   Technical Olympic USA, Inc.                                5,400           55
   WCI Communities, Inc. *                                    9,200          177
   Williams Scotsman International, Inc. *                    8,200          161
   Winnebago Industries, Inc.                                 9,000          296
                                                                      ----------
                                                                           2,446
                                                                      ----------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                                    3,300          138
   Audiovox Corp., Class A *                                  4,600           65
   DTS, Inc. *                                                4,800          116
   Ethan Allen Interiors, Inc.                                9,100          329
   Furniture Brands International, Inc.                      12,400          201
   Hooker Furniture Corp.                                     2,900           45
   Kimball International, Inc., Class B                       6,756          164
   La-Z-Boy, Inc.                                            14,200          169
   Sealy Corp.                                                5,700           84
   Stanley Furniture Co., Inc.                                3,200           69
   Tempur-Pedic International, Inc. *                        13,800          282
   TiVo, Inc. *                                              22,200          114
   Universal Electronics, Inc. *                              3,800           80
                                                                      ----------
                                                                           1,856
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   ACCO Brands Corp. *                                       12,400          328
   American Greetings Corp., Class A                         14,600          349
   Blyth, Inc.                                                7,100          147
   Central Garden and Pet Co. *                               5,900          286


                           NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY INDEX FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

HOUSEHOLD PRODUCTS/WARES - 0.9% - (CONTINUED)
   CSS Industries, Inc.                                       1,900   $       67
   Ennis, Inc.                                                7,000          171
   Fossil, Inc. *                                            11,900          269
   Harland (John H.) Co.                                      7,400          371
   Playtex Products, Inc. *                                  15,300          220
   Prestige Brands Holdings, Inc. *                           9,110          119
   Russ Berrie & Co., Inc. *                                  3,200           49
   Spectrum Brands, Inc. *                                   10,100          110
   Standard Register (The) Co.                                4,900           59
   Tupperware Brands Corp.                                   16,700          378
   WD-40 Co.                                                  4,570          159
   Yankee Candle Co., Inc.                                   11,200          384
                                                                      ----------
                                                                           3,466
                                                                      ----------
HOUSEWARES - 0.0%
   Lifetime Brands, Inc.                                      3,100           51
   National Presto Industries, Inc.                           1,300           78
                                                                      ----------
                                                                             129
                                                                      ----------
INSURANCE - 2.6%
   21st Century Insurance Group                               9,000          159
   Affirmative Insurance Holdings, Inc.                       2,000           33
   Alfa Corp.                                                 9,000          169
   American Equity Investment Life Holding Co.               15,300          199
   American Physicians Capital, Inc. *                        2,700          108
   Amtrust Financial Services, Inc.                           7,300           62
   Argonaut Group, Inc. *                                     8,600          300
   Baldwin & Lyons, Inc., Class B                             2,250           57
   Bristol West Holdings, Inc.                                4,300           68
   CNA Surety Corp. *                                         4,400           95
   Commerce Group, Inc.                                      14,900          443
   Crawford & Co., Class B                                    6,400           47
   Delphi Financial Group, Inc., Class A                     11,367          460
   Direct General Corp.                                       4,000           83
   Donegal Group, Inc., Class A                               3,577           70
   EMC Insurance Group, Inc.                                  1,600           55
   Enstar Group, Inc.                                           900           86
   FBL Financial Group, Inc., Class A                         3,800          149
   First Acceptance Corp. *                                   4,721           51
   First Mercury Financial Corp. *                            3,160           74
   FPIC Insurance Group, Inc. *                               2,900          113
   Great American Financial Resources, Inc.                   2,360           54
   Harleysville Group, Inc.                                   3,700          129
   Hilb, Rogal & Hobbs Co.                                    9,900          417

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

INSURANCE - 2.6% - (CONTINUED)
   Horace Mann Educators Corp.                               11,800   $      238
   Independence Holding Co.                                   1,480           32
   Infinity Property & Casualty Corp.                         5,700          276
   James River Group, Inc. *                                  2,600           84
   Kansas City Life Insurance Co.                             1,100           55
   LandAmerica Financial Group, Inc.                          4,900          309
   Meadowbrook Insurance Group, Inc. *                        6,900           68
   Midland (The) Co.                                          3,200          134
   National Interstate Corp.                                  4,300          104
   National Western Life Insurance Co., Class A                 600          138
   Navigators Group, Inc. *                                   3,600          173
   NYMAGIC, Inc.                                              1,600           59
   Odyssey Re Holdings Corp.                                  3,600          134
   Ohio Casualty Corp.                                       17,500          522
   Phoenix Companies (The), Inc.                             30,900          491
   PMA Capital Corp., Class A *                               9,100           84
   Presidential Life Corp.                                    5,900          130
   ProAssurance Corp. *                                       9,046          452
   RLI Corp.                                                  6,126          346
   Safety Insurance Group, Inc.                               3,900          198
   SCPIE Holdings, Inc. *                                     2,900           76
   SeaBright Insurance Holdings, Inc. *                       4,400           79
   Selective Insurance Group, Inc.                            8,000          458
   State Auto Financial Corp.                                 3,900          135
   Stewart Information Services Corp.                         4,700          204
   Tower Group, Inc.                                          4,600          143
   Triad Guaranty, Inc. *                                     3,100          170
   United Fire & Casualty Co.                                 5,700          201
   Universal American Financial Corp. *                      10,500          196
   USI Holdings Corp. *                                      12,700          195
   Zenith National Insurance Corp.                           10,100          474
                                                                      ----------
                                                                           9,839
                                                                      ----------
INTERNET - 3.5%
   1-800-FLOWERS.COM, Inc., Class A *                         7,200           44
   24/7 Real Media, Inc. *                                   13,300          120
   Access Integrated Technologies, Inc., Class A *            3,800           33
   Agile Software Corp. *                                    16,100           99
   aQuantive, Inc. *                                         20,800          513
   Ariba, Inc. *                                             20,454          158
   Art Technology Group, Inc. *                              30,600           71
   At Road, Inc. *                                           16,960          124
   Audible, Inc. *                                            7,300           58


EQUITY INDEX FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

INTERNET - 3.5% - (CONTINUED)
   Avocent Corp. *                                           14,100   $      477
   Blue Coat Systems, Inc. *                                  4,100           98
   Blue Nile, Inc. *                                          3,600          133
   Chordiant Software, Inc. *                                21,800           72
   CMGI, Inc. *                                             126,900          170
   CNET Networks, Inc. *                                     41,200          374
   Cogent Communications Group, Inc. *                        5,900           96
   Covad Communications Group, Inc. *                        83,100          115
   CyberSource Corp. *                                        8,400           93
   DealerTrack Holdings, Inc. *                               3,200           94
   Digital Insight Corp. *                                    8,900          342
   Digital River, Inc. *                                     10,800          602
   Digitas, Inc. *                                           24,800          332
   Drugstore.com, Inc. *                                     21,900           80
   Earthlink, Inc. *                                         33,700          239
   eCollege.com, Inc. *                                       5,100           80
   Equinix, Inc. *                                            7,800          590
   eResearch Technology, Inc. *                              13,475           91
   FTD Group, Inc. *                                          3,680           66
   GSI Commerce, Inc. *                                      10,700          201
   Harris Interactive, Inc. *                                14,900           75
   i2 Technologies, Inc. *                                    3,900           89
   Infospace, Inc. *                                          8,600          176
   Internap Network Services Corp. *                          8,390          167
   Internet Capital Group, Inc. *                            10,700          110
   Interwoven, Inc. *                                        11,700          172
   iPass, Inc. *                                             17,700          104
   j2 Global Communications, Inc. *                          13,600          371
   Jupitermedia Corp. *                                       6,400           51
   Knot (The), Inc. *                                         4,500          118
   Lionbridge Technologies *                                 16,400          106
   Liquidity Services, Inc. *                                 2,300           40
   Move, Inc. *                                              27,500          151
   NetBank, Inc.                                             12,700           59
   NetFlix, Inc. *                                           12,200          315
   Netratings, Inc. *                                         3,700           65
   NIC, Inc. *                                               10,500           52
   Online Resources Corp. *                                   6,200           63
   Openwave Systems, Inc. *                                  25,933          239
   Opsware, Inc. *                                           22,500          198
   Overstock.com, Inc. *                                      3,200           51
   Perficient, Inc. *                                         5,000           82

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

INTERNET - 3.5% - (CONTINUED)
   Priceline.com, Inc. *                                      6,366   $      278
   ProQuest Co. *                                             7,200           75
   RealNetworks, Inc. *                                      29,400          322
   Redback Networks, Inc. *                                  17,241          430
   RightNow Technologies, Inc. *                              4,200           72
   S1 Corp. *                                                19,400          107
   Safeguard Scientifics, Inc. *                             33,000           80
   Sapient Corp. *                                           22,400          123
   Secure Computing Corp. *                                  13,200           87
   Shutterfly, Inc. *                                           169            2
   Sohu.com, Inc. *                                           7,100          170
   SonicWALL, Inc. *                                         17,700          149
   Stamps.com, Inc. *                                         5,250           83
   Terremark Worldwide, Inc. *                               11,400           77
   TheStreet.com, Inc.                                        5,100           45
   TIBCO Software, Inc. *                                    57,800          546
   Travelzoo, Inc. *                                            900           27
   TriZetto Group, Inc. *                                    11,800          217
   United Online, Inc.                                       17,600          234
   ValueClick, Inc. *                                        26,200          619
   Vasco Data Security International, Inc. *                  6,800           81
   Vignette Corp. *                                           8,200          140
   WebEx Communications, Inc. *                              11,500          401
   webMethods, Inc. *                                        14,900          110
   Websense, Inc. *                                          12,300          281
   WebSideStory, Inc. *                                       4,800           61
                                                                      ----------
                                                                          13,236
                                                                      ----------
INVESTMENT COMPANIES - 0.4%
   Apollo Investment Corp.                                   22,243          498
   Ares Capital Corp.                                        13,500          258
   Capital Southwest Corp.                                      700           89
   Gladstone Capital Corp.                                    3,200           76
   Gladstone Investment Corp.                                 3,600           55
   Harris & Harris Group, Inc. *                              5,900           71
   MCG Capital Corp.                                         15,400          313
   Medallion Financial Corp.                                  4,200           52
   MVC Capital, Inc.                                          4,700           63
   NGP Capital Resources Co.                                  4,900           82
   Technology Investment Capital Corp.                        5,500           89
                                                                      ----------
                                                                           1,646
                                                                      ----------


                           NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY INDEX FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

IRON/STEEL - 0.8%
   AK Steel Holding Corp. *                                  30,200   $      510
   Chaparral Steel Co.                                       12,600          558
   Cleveland-Cliffs, Inc.                                    11,400          552
   Gibraltar Industries, Inc.                                 6,650          156
   Olympic Steel, Inc.                                        2,300           51
   Oregon Steel Mills, Inc. *                                 9,800          612
   Ryerson, Inc.                                              7,132          179
   Schnitzer Steel Industries, Inc., Class A                  6,200          246
   Steel Technologies, Inc.                                   3,100           55
   Wheeling-Pittsburgh Corp. *                                3,200           60
                                                                      ----------
                                                                           2,979
                                                                      ----------
LEISURE TIME - 0.6%
   Ambassadors Group, Inc.                                    5,700          173
   Ambassadors International, Inc.                            2,000           91
   Arctic Cat, Inc.                                           3,525           62
   Bally Total Fitness Holding Corp. *                       11,400           28
   Callaway Golf Co.                                         20,800          300
   K2, Inc. *                                                12,900          170
   Life Time Fitness, Inc. *                                  8,300          403
   Marine Products Corp.                                      3,300           39
   Multimedia Games, Inc. *                                   7,800           75
   Nautilus, Inc.                                             9,037          126
   Polaris Industries, Inc.                                  10,700          501
   Town Sports International Holdings, Inc. *                 2,500           41
   WMS Industries, Inc. *                                     7,400          258
                                                                      ----------
                                                                           2,267
                                                                      ----------
LODGING - 0.5%
   Ameristar Casinos, Inc.                                    7,100          218
   Aztar Corp. *                                              9,900          539
   Gaylord Entertainment Co. *                               11,100          565
   Lodgian, Inc. *                                            5,570           76
   Marcus Corp.                                               5,925          152
   Monarch Casino & Resort, Inc. *                            2,800           67
   Morgans Hotel Group Co. *                                  5,100           86
   MTR Gaming Group, Inc. *                                   6,400           78
   Riviera Holdings Corp. *                                   3,000           73
   Trump Entertainment Resorts, Inc. *                        8,500          155
                                                                      ----------
                                                                           2,009
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Astec Industries, Inc. *                                   4,800          169
   Bucyrus International, Inc., Class A                       8,600          445
                                                                      ----------
                                                                             614
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

MACHINERY - DIVERSIFIED - 1.2%
   Albany International Corp., Class A                        7,367   $      242
   Applied Industrial Technologies, Inc.                     12,253          322
   Briggs & Stratton Corp.                                   14,100          380
   Cascade Corp.                                              3,400          180
   Cognex Corp.                                              12,743          304
   Columbus McKinnon Corp. of New York *                      5,000          105
   DXP Enterprises, Inc. *                                      500           18
   Gehl Co. *                                                 2,940           81
   Gerber Scientific, Inc. *                                  6,200           78
   Gorman-Rupp (The) Co.                                      3,187          118
   Intermec, Inc. *                                          13,800          335
   Intevac, Inc. *                                            5,700          148
   iRobot Corp. *                                             3,100           56
   Kadant, Inc. *                                             3,820           93
   Lindsay Manufacturing Co.                                  3,255          106
   Middleby Corp. *                                           1,800          188
   NACCO Industries, Inc., Class A                            1,500          205
   Nordson Corp.                                              8,100          404
   Presstek, Inc. *                                           8,100           52
   Robbins & Myers, Inc.                                      3,700          170
   Sauer-Danfoss, Inc.                                        2,900           94
   Tecumseh Products Co., Class A *                           4,700           79
   Tennant Co.                                                4,500          130
   TurboChef Technologies, Inc. *                             4,100           70
   Wabtec Corp.                                              13,374          406
                                                                      ----------
                                                                           4,364
                                                                      ----------
MEDIA - 1.5%
   Acacia Research - Acacia Technologies *                    7,600          102
   Belo Corp., Class A                                       24,900          457
   Charter Communications, Inc., Class A *                  105,400          323
   Citadel Broadcasting Corp.                                10,100          101
   CKX, Inc. *                                               14,200          167
   Courier Corp.                                              2,825          110
   Cox Radio, Inc., Class A *                                12,400          202
   Crown Media Holdings, Inc., Class A *                      4,000           15
   Cumulus Media, Inc., Class A *                             9,676          101
   Emmis Communications Corp., Class A                        9,371           77
   Entercom Communications Corp., Class A                     8,800          248
   Entravision Communications Corp., Class A *               18,400          151
   Fisher Communications, Inc. *                              2,100           93
   GateHouse Media, Inc.                                      4,450           83
   Gemstar-TV Guide International, Inc. *                    68,200          273


EQUITY INDEX FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

MEDIA - 1.5% - (CONTINUED)
   Gray Television, Inc.                                     11,800   $       87
   Journal Communications, Inc., Class A                     12,000          151
   Journal Register Co.                                      11,300           82
   Lee Enterprises, Inc.                                     12,600          391
   Lin TV Corp., Class A *                                    7,600           76
   Lodgenet Entertainment Corp. *                             4,500          113
   Martha Stewart Living Omnimedia, Inc., Class A             7,000          153
   Media General, Inc., Class A                               6,100          227
   Mediacom Communications Corp., Class A *                  15,200          122
   Outdoor Channel Holdings, Inc. *                           3,700           47
   Playboy Enterprises, Inc., Class B *                       5,800           66
   Primedia, Inc. *                                          56,300           95
   Private Media Group Ltd. *                                 7,000           28
   Radio One, Inc., Class D *                                21,000          142
   Readers Digest Association (The), Inc.                    26,419          441
   Salem Communications Corp., Class A                        2,900           35
   Scholastic Corp. *                                         9,700          348
   Sinclair Broadcast Group, Inc., Class A                   12,500          131
   Spanish Broadcasting System, Inc., Class A *              12,600           52
   Sun-Times Media Group, Inc., Class A                      18,071           89
   Value Line, Inc.                                             400           18
   Westwood One, Inc.                                        19,300          136
   World Wrestling Entertainment, Inc., Class A               6,100           99
                                                                      ----------
                                                                           5,632
                                                                      ----------
METAL FABRICATION/HARDWARE - 0.8%
   Ampco-Pittsburgh Corp.                                     2,100           70
   Castle (A.M.) & Co.                                        2,800           71
   CIRCOR International, Inc.                                 4,400          162
   Dynamic Materials Corp.                                    3,300           93
   Foster (L.B.) Co., Class A *                               2,800           73
   Kaydon Corp.                                               7,713          306
   Ladish Co., Inc. *                                         3,800          141
   Lawson Products, Inc.                                      1,040           48
   Mueller Industries, Inc.                                  10,100          320
   Mueller Water Products, Inc., Class A                     30,300          451
   NN, Inc.                                                   4,700           58
   Quanex Corp.                                              10,400          360
   RBC Bearings, Inc. *                                       5,600          160
   Valmont Industries, Inc.                                   5,000          277
   Worthington Industries, Inc.                              19,900          353
                                                                      ----------
                                                                           2,943
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

MINING - 0.7%
   AMCOL International Corp.                                  6,014   $      167
   Brush Engineered Materials, Inc. *                         5,300          179
   Century Aluminum Co. *                                     6,300          281
   Coeur D'alene Mines Corp. *                               76,400          378
   Compass Minerals International, Inc.                       8,800          278
   Hecla Mining Co. *                                        32,700          250
   Royal Gold, Inc.                                           5,300          191
   RTI International Metals, Inc. *                           6,200          485
   Stillwater Mining Co. *                                   11,350          142
   USEC, Inc. *                                              23,900          304
                                                                      ----------
                                                                           2,655
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 1.8%
   Actuant Corp., Class A                                     7,455          355
   Acuity Brands, Inc.                                       12,300          640
   American Railcar Industries, Inc.                          2,500           85
   Ameron International Corp.                                 2,400          183
   Aptargroup, Inc.                                           9,600          567
   Barnes Group, Inc.                                        10,864          236
   Blount International, Inc. *                              10,400          140
   Ceradyne, Inc. *                                           7,350          415
   Clarcor, Inc.                                             14,224          481
   EnPro Industries, Inc. *                                   5,800          193
   ESCO Technologies, Inc. *                                  7,100          323
   Federal Signal Corp.                                      13,200          212
   Flanders Corp. *                                           3,500           35
   Freightcar America, Inc.                                   3,400          189
   GenTek, Inc. *                                             2,800           97
   Griffon Corp. *                                            8,163          208
   Hexcel Corp. *                                            25,607          446
   Jacuzzi Brands, Inc. *                                    21,300          265
   Koppers Holdings, Inc.                                     2,700           70
   Lancaster Colony Corp.                                     6,600          292
   Matthews International Corp., Class A                      8,800          346
   Myers Industries, Inc.                                     7,306          114
   PW Eagle, Inc.                                             2,900          100
   Raven Industries, Inc.                                     4,400          118
   Reddy Ice Holdings, Inc.                                   4,600          119
   Smith & Wesson Holding Corp. *                             8,300           86
   Smith (A.O.) Corp.                                         5,600          210
   Standex International Corp.                                3,500          106
   Tredegar Corp.                                             9,350          211
                                                                      ----------
                                                                           6,842
                                                                      ----------


                           NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED
OFFICE FURNISHINGS - 0.3%
   Herman Miller, Inc.                                       18,200   $      662
   Interface, Inc., Class A*                                 13,100          186
   Knoll, Inc.                                                8,360          184
                                                                      ----------
                                                                           1,032
                                                                      ----------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Global Imaging Systems, Inc.*                             14,206          312
   IKON Office Solutions, Inc.                               30,200          494
                                                                      ----------
                                                                             806
                                                                      ----------
OIL & GAS - 2.7%
   Alon USA Energy, Inc.                                      3,400           89
   Arena Resources, Inc. *                                    3,200          137
   Atlas America, Inc. *                                      4,707          240
   ATP Oil & Gas Corp. *                                      5,500          218
   Atwood Oceanics, Inc. *                                    7,400          362
   Aurora Oil & Gas Corp. *                                  18,900           61
   Berry Petroleum Co., Class A                               9,700          301
   Bill Barrett Corp. *                                       7,870          214
   Bois d'Arc Energy, Inc. *                                  4,600           67
   Brigham Exploration Co. *                                 12,500           91
   Bronco Drilling Co., Inc. *                                3,800           65
   Callon Petroleum Co. *                                     5,800           87
   Carrizo Oil & Gas, Inc. *                                  6,100          177
   Clayton Williams Energy, Inc. *                            1,500           54
   Comstock Resources, Inc. *                                11,800          367
   Crosstex Energy, Inc.                                      8,589          272
   Delek US Holdings, Inc.                                    2,800           46
   Delta Petroleum Corp. *                                   14,500          336
   Edge Petroleum Corp. *                                     4,900           89
   Encore Acquisition Co. *                                  14,500          356
   Energy Partners Ltd. *                                    10,500          256
   EXCO Resources, Inc. *                                    14,300          242
   Exploration Co. of Delaware (The), Inc. *                  8,000          107
   Gasco Energy, Inc. *                                      20,200           49
   GeoGlobal Resources, Inc. *                                8,600           68
   GeoMet, Inc. *                                             2,988           31
   Giant Industries, Inc. *                                   4,000          300
   GMX Resources, Inc. *                                      2,200           78
   Goodrich Petroleum Corp. *                                 3,500          127
   Grey Wolf, Inc. *                                         53,400          366
   Gulfport Energy Corp. *                                    3,500           48
   Harvest Natural Resources, Inc. *                         10,200          108
   Houston Exploration Co. *                                  8,000          414

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

OIL & GAS - 2.7% - (CONTINUED)
   Mariner Energy, Inc. *                                    20,061   $      393
   McMoRan Exploration Co. *                                  6,700           95
   Meridian Resource Corp. *                                 24,812           77
   Parallel Petroleum Corp. *                                10,300          181
   Parker Drilling Co. *                                     29,700          243
   Penn Virginia Corp.                                        5,100          357
   Petrohawk Energy Corp. *                                  38,900          447
   Petroleum Development Corp. *                              3,902          168
   Petroquest Energy, Inc. *                                 11,300          144
   Pioneer Drilling Co. *                                    11,400          151
   Quest Resource Corp. *                                     5,400           55
   RAM Energy Resources, Inc. *                               5,400           30
   Rosetta Resources, Inc. *                                 13,870          259
   Stone Energy Corp. *                                       7,476          264
   Sulphco, Inc. *                                           10,300           49
   Swift Energy Co. *                                         7,990          358
   Toreador Resources Corp. *                                 3,300           85
   Transmeridian Exploration, Inc. *                         20,800           72
   Vaalco Energy, Inc. *                                     15,800          107
   Venoco, Inc. *                                             3,563           63
   Warren Resources, Inc. *                                  14,630          171
   Western Refining, Inc.                                     6,400          163
   Whiting Petroleum Corp. *                                 10,100          471
                                                                      ----------
                                                                          10,226
                                                                      ----------
OIL & GAS SERVICES - 1.7%
   Allis-Chalmers Energy, Inc. *                              4,300           99
   Basic Energy Services, Inc. *                              3,700           91
   Cal Dive International, Inc. *                             2,133           27
   CARBO Ceramics, Inc.                                       5,500          206
   Complete Production Services, Inc. *                       7,100          151
   Dawson Geophysical Co. *                                   2,000           73
   Dril-Quip, Inc. *                                          6,100          239
   Gulf Island Fabrication, Inc.                              3,400          125
   Hanover Compressor Co. *                                  28,068          530
   Hercules Offshore, Inc. *                                  5,600          162
   Hornbeck Offshore Services, Inc. *                         6,700          239
   Hydril *                                                   4,600          346
   Input/Output, Inc. *                                      19,300          263
   Lone Star Technologies, Inc. *                             8,400          407
   Lufkin Industries, Inc.                                    4,100          238
   Markwest Hydrocarbon, Inc.                                 1,650           80
   Matrix Service Co. *                                       6,200          100


EQUITY INDEX FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

OIL & GAS SERVICES - 1.7% - (CONTINUED)
   Metretek Technologies, Inc. *                              4,300   $       53
   NATCO Group, Inc., Class A *                               4,100          131
   Newpark Resources, Inc. *                                 24,580          177
   Oil States International, Inc. *                          13,600          438
   RPC, Inc.                                                  8,842          149
   Superior Well Services, Inc. *                             3,000           77
   Trico Marine Services, Inc. *                              3,300          126
   Union Drilling, Inc. *                                     3,800           53
   Universal Compression Holdings, Inc. *                     8,300          516
   Veritas DGC, Inc. *                                        9,700          831
   W-H Energy Services, Inc. *                                8,100          394
                                                                      ----------
                                                                           6,321
                                                                      ----------
PACKAGING & CONTAINERS - 0.3%
   AEP Industries, Inc. *                                     1,800           96
   Chesapeake Corp.                                           5,600           95
   Graphic Packaging Corp. *                                 21,500           93
   Greif, Inc., Class A                                       4,500          533
   Silgan Holdings, Inc.                                      6,400          281
                                                                      ----------
                                                                           1,098
                                                                      ----------
PHARMACEUTICALS - 3.3%
   Acadia Pharmaceuticals, Inc. *                             6,600           58
   Adams Respiratory Therapeutics, Inc. *                     8,300          339
   Adolor Corp. *                                            12,400           93
   Akorn, Inc. *                                             13,200           83
   Alkermes, Inc. *                                          26,600          356
   Alnylam Pharmaceuticals, Inc. *                            9,000          193
   Alpharma, Inc., Class A                                   11,650          281
   Altus Pharmaceuticals, Inc. *                              2,300           43
   Array Biopharma, Inc. *                                   10,700          138
   Atherogenics, Inc. *                                      11,400          113
   Auxilium Pharmaceuticals, Inc. *                           6,300           93
   AVANIR Pharmaceuticals, Class A *                          9,100           21
   AVI BioPharma, Inc. *                                     13,800           44
   Bentley Pharmaceuticals, Inc. *                            5,500           56
   Bioenvision, Inc. *                                        9,900           46
   BioMarin Pharmaceuticals, Inc. *                          24,400          400
   Bradley Pharmaceuticals, Inc. *                            4,100           84
   Cadence Pharmaceuticals, Inc. *                            1,463           18
   Combinatorx, Inc. *                                        7,300           63
   Conor Medsystems, Inc. *                                   8,200          257
   Cubist Pharmaceuticals, Inc. *                            14,900          270
   CV Therapeutics, Inc. *                                   14,000          195

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

PHARMACEUTICALS - 3.3% - (CONTINUED)
   Cypress Bioscience, Inc. *                                 9,200   $       71
   Dendreon Corp. *                                          19,500           81
   Depomed, Inc. *                                           10,100           35
   Durect Corp. *                                            16,700           74
   Emisphere Technologies, Inc. *                             7,200           38
   Genta, Inc. *                                             41,100           18
   HealthExtras, Inc. *                                       7,400          178
   Hi-Tech Pharmacal Co., Inc. *                              2,550           31
   I-Flow Corp. *                                             6,400           96
   Idenix Pharmaceuticals, Inc. *                             6,800           59
   Indevus Pharmaceuticals, Inc. *                           15,900          113
   Isis Pharmaceuticals, Inc. *                              20,000          222
   KV Pharmaceutical Co., Class A *                          10,600          252
   Mannatech, Inc.                                            4,700           69
   MannKind Corp. *                                           8,600          142
   Medarex, Inc. *                                           33,500          496
   Medicines Co. *                                           13,800          438
   Medicis Pharmaceutical Corp., Class A                     15,000          527
   MGI Pharma, Inc. *                                        21,500          396
   Nabi Biopharmaceuticals *                                 16,500          112
   Nastech Pharmaceutical Co., Inc. *                         5,900           89
   NBTY, Inc. *                                              15,100          628
   Neurocrine Biosciences, Inc. *                            10,400          108
   New River Pharmaceuticals, Inc. *                          4,400          241
   Noven Pharmaceuticals, Inc. *                              6,500          165
   NPS Pharmaceuticals, Inc. *                               13,100           59
   Nuvelo, Inc. *                                            14,833           59
   Obagi Medical Products, Inc. *                             1,100           11
   Onyx Pharmaceuticals, Inc. *                              12,000          127
   OSI Pharmaceuticals, Inc. *                               15,600          546
   Osiris Therapeutics, Inc. *                                1,100           28
   Pain Therapeutics, Inc. *                                  9,700           86
   Par Pharmaceutical Cos., Inc. *                            9,600          215
   Penwest Pharmaceuticals Co. *                              6,300          105
   Perrigo Co.                                               21,300          369
   PetMed Express, Inc. *                                     5,200           69
   Pharmion Corp. *                                           6,700          173
   Pozen, Inc. *                                              6,900          117
   Progenics Pharmaceuticals, Inc. *                          6,100          157
   Renovis, Inc. *                                            6,500           21
   Rigel Pharmaceuticals, Inc. *                              7,100           84
   Salix Pharmaceuticals Ltd. *                              12,700          155


                           NORTHERN FUNDS QUARTERLY REPORT 18 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

PHARMACEUTICALS - 3.3% - (CONTINUED)
   Santarus, Inc. *                                          13,200   $      103
   Sciele Pharma, Inc. *                                      8,000          192
   Somaxon Pharmaceuticals, Inc. *                            1,600           23
   Tanox, Inc. *                                              6,700          133
   Trimeris, Inc. *                                           5,000           64
   United Therapeutics Corp. *                                6,500          353
   USANA Health Sciences, Inc. *                              2,600          134
   Valeant Pharmaceuticals International                     25,500          440
   Viropharma, Inc. *                                        18,900          277
   Xenoport, Inc. *                                           5,800          142
   Zymogenetics, Inc. *                                      10,300          160
                                                                      ----------
                                                                          12,325
                                                                      ----------
REAL ESTATE - 0.1%
   Affordable Residential Communities *                       9,400          110
   Avatar Holdings, Inc. *                                    1,600          129
   Californina Coastal Communities, Inc. *                    2,980           64
   Consolidated-Tomoka Land Co. of Florida                    1,600          116
   Housevalues, Inc. *                                        4,300           24
   Tarragon Corp.                                             3,962           48
                                                                      ----------
                                                                             491
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 7.1%
   Acadia Realty Trust                                        8,685          217
   Agree Realty Corp.                                         2,100           72
   Alexander's, Inc. *                                          500          210
   Alexandria Real Estate Equities, Inc.                      7,999          803
   American Campus Communities, Inc.                          6,300          179
   American Financial Realty Trust                           35,600          407
   American Home Mortgage Investment Corp.                   12,005          422
   Anthracite Capital, Inc.                                  15,600          199
   Anworth Mortgage Asset Corp.                              12,400          118
   Arbor Realty Trust, Inc.                                   3,200           96
   Ashford Hospitality Trust, Inc.                           15,100          188
   BioMed Realty Trust, Inc.                                 17,800          509
   Capital Lease Funding, Inc.                                9,100          106
   Capital Trust, Inc. of New York, Class A                   2,800          140
   Cedar Shopping Centers, Inc.                               9,000          143
   CentraCore Properties Trust                                3,100          100
   Corporate Office Properties Trust                          9,100          459
   Cousins Properties, Inc.                                  10,500          370
   Crescent Real Estate Equities Co.                         21,700          429
   Crystal River Capital, Inc.                                2,200           56
   Deerfield Triarc Capital Corp.                            14,200          240

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 7.1% - (CONTINUED)
   DiamondRock Hospitality Co.                               18,500   $      333
   Digital Realty Trust, Inc.                                 6,900          236
   EastGroup Properties, Inc.                                 6,500          348
   Education Realty Trust, Inc.                               7,160          106
   Entertainment Properties Trust                             7,200          421
   Equity Inns, Inc.                                         15,000          239
   Equity Lifestyle Properties, Inc.                          5,300          288
   Equity One, Inc.                                          10,500          280
   Extra Space Storage, Inc.                                 15,700          287
   FelCor Lodging Trust, Inc.                                16,700          365
   Fieldstone Investment Corp.                               14,000           61
   First Industrial Realty Trust, Inc.                       12,300          577
   First Potomac Realty Trust                                 6,300          183
   Franklin Street Properties Corp.                          16,042          338
   Getty Realty Corp.                                         4,800          148
   Glimcher Realty Trust                                     10,100          270
   GMH Communities Trust                                     10,800          110
   Gramercy Capital Corp. of New York                         5,100          158
   Healthcare Realty Trust, Inc.                             13,100          518
   Hersha Hospitality Trust                                   8,400           95
   Highland Hospitality Corp.                                16,300          232
   Highwoods Properties, Inc.                                14,800          603
   Home Properties, Inc.                                      9,400          557
   HomeBanc Corp. of Georgia                                 16,400           69
   IMPAC Mortgage Holdings, Inc.                             20,900          184
   Inland Real Estate Corp.                                  18,500          346
   Innkeepers USA Trust                                      11,800          183
   Investors Real Estate Trust                               12,700          130
   JER Investors Trust, Inc.                                  7,100          147
   Kite Realty Group Trust                                    7,800          145
   KKR Financial Corp.                                       22,100          592
   LaSalle Hotel Properties                                  10,900          500
   Lexington Corporate Properties Trust                      14,500          325
   Longview Fibre Co.                                        18,044          396
   LTC Properties, Inc.                                       6,400          175
   Luminent Mortgage Capital, Inc.                           11,300          110
   Maguire Properties, Inc.                                  10,400          416
   Medical Properties Trust, Inc.                            11,000          168
   MFA Mortgage Investments, Inc.                            21,700          167
   Mid-America Apartment Communities, Inc.                    6,500          372
   Mills (The) Corp.                                         15,500          310
   MortgageIT Holdings, Inc.                                  7,900          117


EQUITY INDEX FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 7.1% - (CONTINUED)
   National Health Investors, Inc.                            6,500   $      215
   National Retail Properties, Inc.                          15,900          365
   Nationwide Health Properties, Inc.                        22,700          686
   Newcastle Investment Corp.                                12,000          376
   Newkirk Realty Trust, Inc.                                 5,300           96
   NorthStar Realty Finance Corp.                            16,100          267
   Novastar Financial, Inc.                                   9,400          251
   OMEGA Healthcare Investors, Inc.                          15,800          280
   Parkway Properties, Inc. of Maryland                       3,900          199
   Pennsylvania Real Estate Investment Trust                 10,101          398
   Post Properties, Inc.                                     11,800          539
   PS Business Parks, Inc.                                    4,400          311
   RAIT Investment Trust                                     14,300          493
   Ramco-Gershenson Properties                                4,600          175
   Realty Income Corp.                                       27,400          759
   Redwood Trust, Inc.                                        5,300          308
   Republic Property Trust                                    7,400           85
   Saul Centers, Inc.                                         3,000          166
   Senior Housing Properties Trust                           18,300          448
   Sovran Self Storage, Inc.                                  4,900          281
   Spirit Finance Corp.                                      26,640          332
   Strategic Hotels & Resorts, Inc.                          20,162          439
   Sun Communities, Inc.                                      4,900          159
   Sunstone Hotel Investors, Inc.                            15,900          425
   Tanger Factory Outlet Centers, Inc.                        8,500          332
   Trustreet Properties, Inc.                                18,600          313
   U-Store-It Trust                                          12,900          265
   Universal Health Realty Income Trust                       3,300          129
   Urstadt Biddle Properties, Inc., Class A                   5,800          111
   Washington Real Estate Investment Trust                   12,300          492
   Winston Hotels, Inc.                                       7,900          105
   Winthrop Realty Trust                                      6,600           45
                                                                      ----------
                                                                          26,913
                                                                      ----------
RETAIL - 6.4%
   99 Cents Only Stores *                                    13,000          158
   AC Moore Arts & Crafts, Inc. *                             4,400           95
   Aeropostale, Inc. *                                       15,000          463
   AFC Enterprises *                                          7,000          124
   America's Car-Mart, Inc. *                                 2,650           31
   Applebee's International, Inc.                            20,400          503
   Asbury Automotive Group, Inc.                              3,500           82
   Bebe Stores, Inc.                                          6,500          129

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

RETAIL - 6.4% - (CONTINUED)
   Big 5 Sporting Goods Corp.                                 6,200   $      151
   Big Lots, Inc. *                                          31,000          711
   BJ's Restaurants, Inc. *                                   3,800           77
   Blockbuster, Inc., Class A *                              52,400          277
   Bob Evans Farms, Inc.                                      9,900          339
   Bon-Ton Stores (The), Inc.                                 1,800           62
   Books-A-Million, Inc.                                      3,900           88
   Borders Group, Inc.                                       17,800          398
   Brown Shoe Co., Inc.                                       7,800          372
   Buckle (The), Inc.                                         2,700          137
   Buffalo Wild Wings, Inc. *                                 2,000          106
   Build-A-Bear Workshop, Inc. *                              4,000          112
   Cabela's, Inc., Class A *                                  8,800          212
   Cache, Inc. *                                              3,300           83
   California Pizza Kitchen, Inc. *                           5,400          180
   Carrols Restaurant Group, Inc. *                           1,600           23
   Casey's General Stores, Inc.                              13,800          325
   Cash America International, Inc.                           8,100          380
   Casual Male Retail Group, Inc. *                           8,400          110
   Cato (The) Corp., Class A                                  8,400          192
   CBRL Group, Inc.                                           8,500          380
   CEC Entertainment, Inc. *                                  9,092          366
   Charlotte Russe Holding, Inc. *                            4,500          138
   Charming Shoppes, Inc. *                                  33,600          455
   Children's Place Retail Stores (The), Inc. *               6,200          394
   Chipotle Mexican Grill, Inc. *                             6,700          348
   Christopher & Banks Corp.                                 10,025          187
   Citi Trends, Inc. *                                        1,800           71
   CKE Restaurants, Inc.                                     18,700          344
   Conn's, Inc. *                                             2,200           51
   Cosi, Inc. *                                               9,400           48
   Cost Plus, Inc. of California *                            6,375           66
   CSK Auto Corp. *                                          12,000          206
   DEB Shops, Inc.                                            1,400           37
   dELiA*s, Inc. *                                            5,807           61
   Denny's Corp. *                                           26,300          124
   Domino's Pizza, Inc.                                      10,400          291
   Dress Barn, Inc. *                                        12,600          294
   DSW, Inc., Class A *                                       4,400          170
   Ezcorp, Inc., Class A *                                    9,800          159
   Finish Line (The), Inc., Class A                          11,700          167
   First Cash Financial Services, Inc. *                      7,700          199


                           NORTHERN FUNDS QUARTERLY REPORT 20 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

RETAIL - 6.4% - (CONTINUED)
   Fred's, Inc.                                              11,025   $      133
   Genesco, Inc. *                                            6,400          239
   Group 1 Automotive, Inc.                                   6,800          352
   Guitar Center, Inc. *                                      8,000          364
   Haverty Furniture Cos., Inc.                               6,200           92
   Hibbett Sporting Goods, Inc. *                             8,743          267
   HOT Topic, Inc. *                                         12,125          162
   IHOP Corp.                                                 5,000          264
   Insight Enterprises, Inc. *                               13,250          250
   J Crew Group, Inc. *                                       5,900          227
   Jack in the Box, Inc. *                                    9,700          592
   Jo-Ann Stores, Inc. *                                      6,610          163
   Jos. A. Bank Clothiers, Inc. *                             4,933          145
   Kenneth Cole Productions, Inc., Class A                    2,542           61
   Krispy Kreme Doughnuts, Inc. *                            15,100          168
   Landry's Restaurants, Inc.                                 4,484          135
   Lithia Motors, Inc., Class A                               4,300          124
   Longs Drug Stores Corp.                                    8,700          369
   Luby's, Inc. *                                             5,900           64
   MarineMax, Inc. *                                          4,500          117
   McCormick & Schmick's Seafood Restaurants, Inc. *          3,300           79
   Men's Wearhouse, Inc.                                     13,100          501
   Morton's Restaurant Group, Inc. *                          2,700           45
   Movado Group, Inc.                                         4,800          139
   New York & Co., Inc. *                                     5,900           77
   Nu Skin Enterprises, Inc., Class A                        15,800          288
   O'Charleys, Inc. *                                         6,300          134
   P.F. Chang's China Bistro, Inc. *                          7,300          280
   Pacific Sunwear of California, Inc. *                     20,000          392
   Pantry (The), Inc. *                                       6,200          290
   Papa John's International, Inc. *                          6,750          196
   Payless Shoesource, Inc. *                                18,300          601
   Pep Boys - Manny, Moe & Jack                              14,900          221
   Pier 1 Imports, Inc.                                      23,900          142
   Rare Hospitality International, Inc. *                     9,275          305
   Red Robin Gourmet Burgers, Inc. *                          4,500          161
   Regis Corp.                                               12,500          494
   Restoration Hardware, Inc. *                               8,100           69
   Retail Ventures, Inc. *                                    5,600          107
   Ruby Tuesday, Inc.                                        16,200          445
   Rush Enterprises, Inc., Class A *                          5,900          100
   Ruth's Chris Steak House *                                 4,800           88

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

RETAIL - 6.4% - (CONTINUED)
   School Specialty, Inc. *                                   6,350   $      238
   Select Comfort Corp. *                                    14,750          257
   Shoe Carnival, Inc. *                                      2,300           73
   Smart & Final, Inc. *                                      3,750           71
   Sonic Automotive, Inc., Class A                            8,300          241
   Sonic Corp. *                                             19,100          457
   Stage Stores, Inc.                                         7,650          233
   Steak n Shake (The) Co. *                                  7,704          136
   Stein Mart, Inc.                                           7,400           98
   Susser Holdings Corp. *                                      744           13
   Syms Corp. *                                               1,600           32
   Systemax, Inc. *                                             800           14
   Talbots, Inc.                                              6,200          149
   Texas Roadhouse, Inc., Class A *                          14,300          190
   Triarc Cos., Inc., Class B                                16,803          336
   Tuesday Morning Corp.                                      8,200          128
   Tween Brands, Inc. *                                       9,200          367
   Under Armour, Inc., Class A *                              5,700          288
   West Marine, Inc. *                                        4,100           71
   Wet Seal (The), Inc., Class A *                           18,500          123
   World Fuel Services Corp.                                  7,500          333
   Zale Corp. *                                              13,100          370
   Zumiez, Inc. *                                             3,900          115
                                                                      ----------
                                                                          24,251
                                                                      ----------
SAVINGS & LOANS - 1.8%
   Abington Community Bancorp, Inc.                           1,500           29
   Anchor BanCorp Wisconsin, Inc.                             5,300          153
   BankAtlantic Bancorp, Inc., Class A                       13,000          179
   BankFinancial Corp.                                        6,700          119
   BankUnited Financial Corp., Class A                        8,600          240
   Berkshire Hills Bancorp, Inc.                              2,400           80
   BFC Financial Corp., Class A *                             5,100           33
   Brookline Bancorp, Inc.                                   16,903          223
   Charter Financial Corp. of Georgia                         1,100           57
   Citizens First Bancorp, Inc.                               2,400           74
   Clifton Savings Bancorp, Inc.                              3,400           41
   Dime Community Bancshares                                  6,825           96
   Downey Financial Corp.                                     5,800          421
   Fidelity Bankshares, Inc.                                  6,900          274
   First Financial Holdings, Inc.                             3,300          129
   First Niagara Financial Group, Inc.                       30,519          453
   First Place Financial Corp. of Ohio                        4,800          113


EQUITY INDEX FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------

COMMON STOCKS - 98.9% - CONTINUED

SAVINGS & LOANS - 1.8% - (CONTINUED)
   FirstFed Financial Corp. *                                 4,550   $      305
   Flagstar Bancorp, Inc.                                    11,200          166
   Flushing Financial Corp.                                   5,425           93
   Franklin Bank Corp. of Houston *                           6,400          131
   Investors Bancorp, Inc. *                                 14,600          230
   Kearny Financial Corp.                                     6,200           99
   KNBT Bancorp, Inc.                                         8,000          134
   MAF Bancorp, Inc.                                          9,236          413
   NASB Financial, Inc.                                       1,000           41
   NewAlliance Bancshares, Inc.                              30,300          497
   Northwest Bancorp, Inc.                                    5,100          140
   OceanFirst Financial Corp.                                 2,400           55
   Partners Trust Financial Group, Inc.                      12,330          143
   PennFed Financial Services, Inc.                           2,600           50
   PFF Bancorp, Inc.                                          6,690          231
   Provident Financial Services, Inc.                        17,629          320
   Provident New York Bancorp                                11,661          175
   Rockville Financial, Inc.                                  2,200           39
   Roma Financial Corp. *                                     3,000           50
   TierOne Corp.                                              5,000          158
   United Community Financial Corp. of Ohio                   7,400           91
   ViewPoint Financial Group *                                3,300           56
   Wauwatosa Holdings, Inc. *                                 2,900           52
   Westfield Financial, Inc. *                                1,200           41
   Willow Grove Bancorp, Inc.                                 4,200           63
   WSFS Financial Corp.                                       1,600          107
                                                                      ----------
                                                                           6,594
                                                                      ----------
SEMICONDUCTORS - 3.1%
   Actel Corp. *                                              7,100          129
   Advanced Analogic Technologies, Inc. *                    10,100           54
   AMIS Holdings, Inc. *                                     11,900          126
   Amkor Technology, Inc. *                                  28,000          262
   Anadigics, Inc. *                                         12,900          114
   Applied Micro Circuits Corp. *                            81,100          289
   Asyst Technologies, Inc. *                                13,800          101
   ATMI, Inc. *                                               9,600          293
   Axcelis Technologies, Inc. *                              27,700          161
   Bookham, Inc. *                                           17,300           70
   Brooks Automation, Inc. *                                 20,544          296
   Cabot Microelectronics Corp. *                             6,600          224
   Cirrus Logic, Inc. *                                      24,000          165
   Cohu, Inc.                                                 6,200          125

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

SEMICONDUCTORS - 3.1% -  (CONTINUED)
   Conexant Systems, Inc. *                                 132,000   $      269
   Credence Systems Corp. *                                  27,480          143
   Diodes, Inc. *                                             5,425          192
   DSP Group, Inc. *                                          8,300          180
   EMCORE Corp. *                                            11,200           62
   Emulex Corp. *                                            23,200          453
   Entegris, Inc. *                                          37,777          409
   Exar Corp. *                                               8,600          112
   Formfactor, Inc. *                                        12,600          469
   Genesis Microchip, Inc. *                                  9,700           98
   Hittite Microwave Corp. *                                  3,600          116
   Ikanos Communications, Inc. *                              5,600           49
   IPG Photonics Corp. *                                        162            4
   IXYS Corp. *                                               7,400           66
   Kopin Corp. *                                             18,800           67
   Kulicke & Soffa Industries, Inc. *                        15,600          131
   Lattice Semiconductor Corp. *                             31,300          203
   LTX Corp. *                                               17,500           98
   Mattson Technology, Inc. *                                14,400          134
   Micrel, Inc. *                                            18,700          202
   Microsemi Corp. *                                         19,400          381
   Microtune, Inc. *                                         14,500           68
   Mindspeed Technologies, Inc. *                            30,300           58
   MIPS Technologies, Inc. *                                 11,900           99
   MKS Instruments, Inc. *                                   10,000          226
   Monolithic Power Systems, Inc. *                           6,400           71
   MoSys, Inc. *                                              6,100           56
   Netlogic Microsystems, Inc. *                              4,400           95
   Omnivision Technologies, Inc. *                           14,600          199
   ON Semiconductor Corp. *                                  41,600          315
   Pericom Semiconductor Corp. *                              7,500           86
   Photronics, Inc. *                                        11,400          186
   PLX Technology, Inc. *                                     6,800           89
   Portalplayer, Inc. *                                       7,000           94
   Rudolph Technologies, Inc. *                               6,632          106
   Semitool, Inc. *                                           6,100           81
   Semtech Corp. *                                           19,900          260
   Silicon Image, Inc. *                                     22,300          284
   Sirf Technology Holdings, Inc. *                          14,000          357
   Skyworks Solutions, Inc. *                                44,000          312
   Standard Microsystems Corp. *                              6,100          171
   Supertex, Inc. *                                           3,300          130


                           NORTHERN FUNDS QUARTERLY REPORT 22 EQUITY INDEX FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

SEMICONDUCTORS - 3.1% - (CONTINUED)
   Tessera Technologies, Inc. *                              12,700   $      512
   Transmeta Corp. of Delaware *                             53,700           60
   Transwitch Corp. *                                        34,900           49
   Triquint Semiconductor, Inc. *                            38,354          173
   Ultratech, Inc. *                                          6,800           85
   Varian Semiconductor Equipment Associates, Inc. *         15,650          712
   Veeco Instruments, Inc. *                                  8,300          155
   Virage Logic Corp. *                                       4,400           41
   Volterra Semiconductor Corp. *                             5,300           80
   Zoran Corp. *                                             13,465          196
                                                                      ----------
                                                                          11,653
                                                                      ----------
SOFTWARE - 3.6%
   Actuate Corp. *                                           15,500           92
   Advent Software, Inc. *                                    5,600          198
   Allscripts Healthcare Solutions, Inc. *                   12,700          343
   Altiris, Inc. *                                            6,400          162
   American Reprographics Co. *                               7,140          238
   Ansys, Inc. *                                              9,000          391
   Aspen Technology, Inc. *                                  14,500          160
   Avid Technology, Inc. *                                   11,600          432
   Blackbaud, Inc.                                           12,016          312
   Blackboard, Inc. *                                         7,600          228
   Borland Software Corp. *                                  21,400          116
   Bottomline Technologies, Inc. *                            5,600           64
   Commvault Systems, Inc. *                                  3,647           73
   Computer Programs & Systems, Inc.                          2,600           88
   Concur Technologies, Inc. *                                8,800          141
   Convera Corp., Class A *                                   8,300           38
   CSG Systems International, Inc. *                         13,100          350
   Dendrite International, Inc. *                            10,200          109
   Digi International, Inc. *                                 6,800           94
   DivX, Inc. *                                               2,600           60
   Eclipsys Corp. *                                          12,400          255
   eFunds Corp. *                                            12,800          352
   Emageon, Inc. *                                            5,900           91
   Epicor Software Corp. *                                   15,600          211
   EPIQ Systems, Inc. *                                       4,150           70
   FalconStor Software, Inc. *                               10,500           91
   Hyperion Solutions Corp. *                                16,300          586
   Infocrossing, Inc. *                                       4,700           77
   Informatica Corp. *                                       23,700          289
   infoUSA, Inc. *                                            9,150          109

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

SOFTWARE - 3.6% - (CONTINUED)
   Innerworkings, Inc. *                                        194   $        3
   InPhonic, Inc. *                                           6,500           72
   Inter-Tel, Inc.                                            5,800          129
   INVESTools, Inc. *                                        12,700          175
   JDA Software Group, Inc. *                                 8,000          110
   Keane, Inc. *                                             11,900          142
   Lawson Software, Inc. *                                   34,200          253
   Mantech International Corp., Class A *                     4,900          180
   MapInfo Corp. *                                            5,800           76
   MicroStrategy, Inc., Class A *                             2,600          296
   Midway Games, Inc. *                                       9,789           68
   Neoware, Inc. *                                            5,400           71
   Nuance Communications, Inc. *                             34,510          395
   Omnicell, Inc. *                                           7,500          140
   Open Solutions, Inc. *                                     5,600          211
   OPNET Technologies, Inc. *                                 3,500           51
   Packeteer, Inc. *                                          9,600          131
   Parametric Technology Corp. *                             30,620          552
   PDF Solutions, Inc. *                                      5,800           84
   Pegasystems, Inc.                                          3,400           34
   Per-Se Technologies, Inc. *                                9,180          255
   Phase Forward, Inc. *                                      9,300          139
   Progress Software Corp. *                                 11,300          316
   QAD, Inc.                                                  3,900           33
   Quality Systems, Inc.                                      4,500          168
   Quest Software, Inc. *                                    18,400          270
   Renaissance Learning, Inc.                                 2,300           41
   Schawk, Inc.                                               4,400           86
   Smith Micro Software, Inc. *                               5,700           81
   SPSS, Inc. *                                               5,300          159
   Sybase, Inc. *                                            24,700          610
   SYNNEX Corp. *                                             3,400           75
   Take-Two Interactive Software, Inc. *                     19,700          350
   Taleo Corp., Class A *                                     3,900           53
   THQ, Inc. *                                               17,525          570
   Transaction Systems Architects, Inc. *                    10,300          335
   Trident Microsystems, Inc. *                              15,700          285
   Ulticom, Inc. *                                            3,500           34
   Ultimate Software Group, Inc. *                            6,600          154
   VA Software Corp. *                                       18,500           93


EQUITY INDEX FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

SOFTWARE - 3.6% - (CONTINUED)
   Verint Systems, Inc. *                                     3,700   $      127
   Wind River Systems, Inc. *                                20,700          212
   Witness Systems, Inc. *                                    9,200          161
                                                                      ----------
                                                                          13,600
                                                                      ----------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                        9,700          261
                                                                      ----------
TELECOMMUNICATIONS - 4.5%
   3Com Corp. *                                             107,500          442
   Acme Packet, Inc. *                                        3,800           78
   Adaptec, Inc. *                                           31,300          146
   Adtran, Inc.                                              17,800          404
   Aeroflex, Inc. *                                          20,600          241
   Alaska Communications Systems Group, Inc.                 11,500          175
   Anaren, Inc. *                                             4,900           87
   Andrew Corp. *                                            43,800          448
   Anixter International, Inc. *                              9,000          489
   Arris Group, Inc. *                                       29,400          368
   Atheros Communications, Inc. *                            14,100          301
   Atlantic Tele-Network, Inc.                                1,400           41
   Avanex Corp. *                                            46,700           88
   Black Box Corp.                                            4,800          202
   Broadwing Corp. *                                         20,970          328
   C-COR, Inc. *                                             13,200          147
   CalAmp Corp. *                                             6,300           53
   Carrier Access Corp. *                                     6,100           40
   Cbeyond Communications, Inc. *                             4,500          138
   Centennial Communications Corp.                            6,200           45
   Cincinnati Bell, Inc. *                                   67,500          308
   Commonwealth Telephone Enterprises, Inc.                   5,833          244
   CommScope, Inc. *                                         15,800          482
   Comtech Telecommunications Corp. *                         6,225          237
   Consolidated Communications Holdings, Inc.                 5,600          117
   CPI International, Inc. *                                  1,900           29
   CT Communications, Inc.                                    5,300          121
   Ditech Networks, Inc. *                                    8,900           62
   Dobson Communications Corp., Class A *                    41,400          361
   EMS Technologies, Inc. *                                   4,300           86
   Eschelon Telecom, Inc. *                                   2,600           52
   Essex Corp. *                                              5,300          127
   Extreme Networks *                                        32,700          137
   Fairpoint Communications, Inc.                             7,510          142
   FiberTower Corp. *                                        33,000          194

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

TELECOMMUNICATIONS - 4.5% - (CONTINUED)
   Finisar Corp. *                                           62,600   $      202
   Foundry Networks, Inc. *                                  40,000          599
   General Communication, Inc., Class A *                    14,700          231
   Globalstar, Inc. *                                         5,154           72
   Golden Telecom, Inc.                                       6,000          281
   Harmonic, Inc. *                                          20,400          148
   Hypercom Corp. *                                          14,700           93
   ID Systems, Inc. *                                         3,000           56
   IDT Corp., Class B *                                      12,300          161
   Interdigital Communications Corp. *                       14,200          476
   Iowa Telecommunications Services, Inc.                     8,600          169
   iPCS, Inc. *                                               4,600          255
   Ixia *                                                    11,700          112
   Lightbridge, Inc. *                                        7,684          104
   Loral Space & Communications, Inc. *                       3,200          130
   Mastec, Inc. *                                            11,000          127
   MRV Communications, Inc. *                                34,334          122
   Netgear, Inc. *                                            9,100          239
   Newport Corp. *                                           11,100          233
   North Pittsburgh Systems, Inc.                             4,100           99
   Novatel Wireless, Inc. *                                   8,100           78
   NTELOS Holdings Corp. *                                    4,300           77
   Oplink Communications, Inc. *                              4,428           91
   Optium Corp. *                                               390           10
   Parkervision, Inc. *                                       5,200           58
   Plantronics, Inc.                                         12,900          273
   Polycom, Inc. *                                           24,000          742
   Powerwave Technologies, Inc. *                            31,800          205
   Premiere Global Services, Inc. *                          19,900          188
   Radyne Corp. *                                             5,000           54
   RCN Corp. *                                                8,000          241
   RF Micro Devices, Inc. *                                  52,600          357
   SafeNet, Inc. *                                            7,127          171
   SAVVIS, Inc. *                                             8,900          318
   Shenandoah Telecom Co.                                     2,143          101
   Sirenza Microdevices, Inc. *                               6,800           53
   Sonus Networks, Inc. *                                    69,400          457
   Stratex Networks, Inc. *                                  26,400          128
   SureWest Communications                                    4,000          110
   Sycamore Networks, Inc. *                                 50,600          190
   Symmetricom, Inc. *                                       12,600          112
   Syniverse Holdings, Inc. *                                 6,480           97


                           NORTHERN FUNDS QUARTERLY REPORT 24 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

TELECOMMUNICATIONS - 4.5% - (CONTINUED)
   Tekelec *                                                 15,900   $      236
   Time Warner Telecom, Inc., Class A *                      38,800          773
   USA Mobility, Inc.                                         7,576          169
   UTStarcom, Inc. *                                         33,200          290
   Viasat, Inc. *                                             6,100          182
   Vonage Holdings Corp. *                                    8,600           60
   Wireless Facilities, Inc. *                               15,700           45
   Zhone Technologies, Inc. *                                33,150           43
                                                                      ----------
                                                                          16,778
                                                                      ----------
TEXTILES - 0.1%
   G&K Services, Inc., Class A                                5,850          227
   Unifirst Corp. of Massachusetts                            2,700          104
                                                                      ----------
                                                                             331
                                                                      ----------
TOYS, GAMES & HOBBIES - 0.3%
   Jakks Pacific, Inc. *                                      7,550          165
   Leapfrog Enterprises, Inc. *                               9,300           88
   Marvel Entertainment, Inc. *                              13,000          350
   RC2 Corp. *                                                5,709          251
   Topps (The) Co.                                            9,800           87
                                                                      ----------
                                                                             941
                                                                      ----------
TRANSPORTATION - 1.5%
   ABX Air, Inc. *                                           16,500          114
   American Commercial Lines, Inc. *                          8,400          550
   Arkansas Best Corp.                                        6,900          248
   Atlas Air Worldwide Holdings, Inc. *                       5,499          245
   Bristow Group, Inc. *                                      6,427          232
   Celadon Group, Inc. *                                      6,300          106
   Dynamex, Inc. *                                            3,010           70
   EGL, Inc. *                                                8,690          259
   Florida East Coast Industries, Inc.                        9,600          572
   Forward Air Corp.                                          8,650          250
   Genesee & Wyoming, Inc., Class A *                         9,925          260
   Gulfmark Offshore, Inc. *                                  4,400          165
   Heartland Express, Inc.                                   16,670          250
   Horizon Lines, Inc., Class A                               3,900          105
   HUB Group, Inc., Class A *                                11,000          303
   Knight Transportation, Inc.                               15,739          268
   Marten Transport Ltd. *                                    4,150           76
   Old Dominion Freight Line, Inc. *                          7,725          186
   P.A.M. Transportation Services, Inc. *                     1,569           35
   Pacer International, Inc.                                 10,300          307
   Patriot Transportation Holding, Inc. *                       400           37

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 98.9% - CONTINUED

TRANSPORTATION - 1.5% - (CONTINUED)
   PHI, Inc. *                                                3,700   $      121
   Quality Distribution, Inc. *                               2,400           32
   RailAmerica, Inc. *                                       10,700          172
   Saia, Inc. *                                               4,000           93
   Sirva, Inc. *                                             14,100           49
   U.S. Xpress Enterprises, Inc., Class A *                   2,700           45
   Universal Truckload Services, Inc. *                       1,700           40
   USA Truck, Inc. *                                          2,600           42
   Werner Enterprises, Inc.                                  14,100          247
                                                                      ----------
                                                                           5,479
                                                                      ----------
TRUCKING & LEASING - 0.1%
   AMERCO, Inc. *                                             2,800          244
   Greenbrier Cos., Inc.                                      3,700          111
   Interpool, Inc.                                            3,400           79
   TAL International Group, Inc.                              4,400          117
                                                                      ----------
                                                                             551
                                                                      ----------
WATER - 0.2%
   American States Water Co.                                  4,600          178
   California Water Service Group                             4,900          198
   Pico Holdings, Inc. *                                      2,700           94
   SJW Corp.                                                  4,100          159
   Southwest Water Co.                                        6,197           85
                                                                      ----------
                                                                             714
                                                                      ----------
TOTAL COMMON STOCKS
(COST $283,809)                                                          372,419
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
OTHER - 0.0%
   Escrow Position PetroCorp. *                               1,900           --
                                                                      ----------
TOTAL OTHER
(COST $ -)                                                                    --
                                                                      ----------
RIGHTS - 0.0%
   Affordable Residential Communities LP *                    9,400            8
   CSF Holdings, Inc. *                                       4,212            1
   REVLON, Inc. SUBS RIGHTS *                                46,300            2
                                                                      ----------
TOTAL RIGHTS
(COST $ -)                                                                    11
                                                                      ----------


EQUITY INDEX FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08,
      Strike $2.15 *                                             33   $       --
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *           147           --
   Optical Cable Corp., Exp. 10/24/07,Strike $4.88           52,400           --
   Redback Networks, Exp. 1/2/11, Strike $5.00 *                782           15
   Redback Networks, Exp. 1/2/11, Strike $9.50 *                823           13
                                                                      ----------
TOTAL WARRANTS
(COST $ -)                                                                    28
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 1.3%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $       4,156        4,157
   U.S. Treasury Bill, (1)
      4.91%, 2/22/07                                            645          640
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,797)                                                              4,797
                                                                      ----------
TOTAL INVESTMENTS - 100.2%
(COST $288,606)                                                          377,255
   Liabilities less Other Assets - (0.2)%                                   (632)
                                                                      ----------
NET ASSETS - 100.0%                                                     $376,623

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At December 31, 2006, the Small Cap Index Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      LOSS
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
----           ---------   --------   --------   --------   ----------
Russell 2000
E-Mini             63       $5,008      Long       3/07        $(7)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  288,606
                                                                      ----------
Gross tax appreciation of investments                                 $  105,042
Gross tax depreciation of investments                                    (16,393)
                                                                      ----------
Net tax appreciation of investments                                   $   88,649
                                                                      ==========


                           NORTHERN FUNDS QUARTERLY REPORT 26 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7%

ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *                   17,935   $      219
   Omnicom Group, Inc.                                        7,400          774
                                                                      ----------
                                                                             993
                                                                      ----------
AEROSPACE/DEFENSE - 2.1%
   Boeing (The) Co.                                          35,568        3,160
   General Dynamics Corp.                                    18,300        1,360
   Goodrich Corp.                                             4,800          219
   L-3 Communications Holdings, Inc.                          5,800          474
   Lockheed Martin Corp.                                     16,446        1,514
   Northrop Grumman Corp.                                    16,098        1,090
   Raytheon Co.                                              20,000        1,056
   Rockwell Collins, Inc.                                     7,100          449
   United Technologies Corp.                                 45,900        2,870
                                                                      ----------
                                                                          12,192
                                                                      ----------
AGRICULTURE - 1.7%
   Altria Group, Inc.                                        93,800        8,050
   Archer-Daniels-Midland Co.                                29,992          958
   Reynolds American, Inc.                                    8,100          530
   UST, Inc.                                                  7,400          431
                                                                      ----------
                                                                           9,969
                                                                      ----------
AIRLINES - 0.1%
   Southwest Airlines Co.                                    35,330          541
                                                                      ----------
APPAREL - 0.4%
   Coach, Inc. *                                             16,500          709
   Jones Apparel Group, Inc.                                  4,200          140
   Liz Claiborne, Inc.                                        3,800          165
   NIKE, Inc., Class B                                        8,900          881
   VF Corp.                                                   4,028          331
                                                                      ----------
                                                                           2,226
                                                                      ----------
AUTO MANUFACTURERS - 0.4%
   Ford Motor Co.                                            81,475          612
   General Motors Corp.                                      25,000          768
   PACCAR, Inc.                                              11,452          743
                                                                      ----------
                                                                           2,123
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.2%
   Goodyear Tire & Rubber (The) Co. *                         9,058          190
   Johnson Controls, Inc.                                     8,600          739
                                                                      ----------
                                                                             929
                                                                      ----------
BANKS - 6.5%
   Bank of America Corp.                                    203,040       10,840
   Bank of New York Co. (The), Inc.                          35,400        1,394

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

BANKS - 6.5% - (CONTINUED)
   BB&T Corp.                                                23,100   $    1,015
   Comerica, Inc.                                             7,350          431
   Commerce Bancorp, Inc. of New Jersey                       7,800          275
   Compass Bancshares, Inc.                                   5,100          304
   Fifth Third Bancorp                                       26,030        1,065
   First Horizon National Corp.                               6,300          263
   Huntington Bancshares, Inc.                               11,572          275
   KeyCorp                                                   16,800          639
   M&T Bank Corp.                                             3,500          428
   Marshall & Ilsley Corp.                                   10,600          510
   Mellon Financial Corp.                                    17,700          746
   National City Corp.                                       28,200        1,031
   Northern Trust Corp.                                       7,400          449
   PNC Financial Services Group, Inc.                        13,800        1,022
   Regions Financial Corp.                                   33,704        1,261
   State Street Corp.                                        15,500        1,045
   SunTrust Banks, Inc.                                      16,900        1,427
   Synovus Financial Corp.                                   13,250          408
   U.S. Bancorp                                              81,177        2,938
   Wachovia Corp.                                            86,487        4,925
   Wells Fargo & Co.                                        151,514        5,388
   Zions Bancorporation                                       5,200          429
                                                                      ----------
                                                                          38,508
                                                                      ----------
BEVERAGES - 2.0%
   Anheuser-Busch Cos., Inc.                                 34,488        1,697
   Brown-Forman Corp., Class B                                3,400          225
   Coca-Cola (The) Co.                                       92,600        4,468
   Coca-Cola Enterprises, Inc.                               12,800          261
   Constellation Brands, Inc., Class A *                      8,400          244
   Molson Coors Brewing Co., Class B                          2,400          183
   Pepsi Bottling Group, Inc.                                 6,400          198
   PepsiCo, Inc.                                             74,480        4,659
                                                                      ----------
                                                                          11,935
                                                                      ----------
BIOTECHNOLOGY - 1.1%
   Amgen, Inc. *                                             52,636        3,596
   Biogen Idec, Inc. *                                       15,955          785
   Celgene Corp. *                                           17,000          978
   Genzyme Corp. *                                           11,900          733
   Medimmune, Inc. *                                         11,100          359
   Millipore Corp. *                                          2,000          133
                                                                      ----------
                                                                           6,584
                                                                      ----------


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

BUILDING MATERIALS - 0.2%
   American Standard Companies, Inc.                          8,000   $      367
   Masco Corp.                                               18,800          561
                                                                      ----------
                                                                             928
                                                                      ----------
CHEMICALS - 1.5%
   Air Products & Chemicals, Inc.                             9,400          661
   Ashland, Inc.                                              3,100          215
   Dow Chemical (The) Co.                                    43,671        1,744
   du Pont (E.I.) de Nemours & Co.                           42,077        2,050
   Eastman Chemical Co.                                       3,375          200
   Ecolab, Inc.                                               8,500          384
   Hercules, Inc. *                                           3,900           75
   International Flavors & Fragrances, Inc.                   3,300          162
   Monsanto Co.                                              24,482        1,286
   PPG Industries, Inc.                                       7,700          495
   Praxair, Inc.                                             14,500          860
   Rohm & Haas Co.                                            6,443          329
   Sherwin-Williams (The) Co.                                 5,400          343
   Sigma-Aldrich Corp.                                        3,500          272
                                                                      ----------
                                                                           9,076
                                                                      ----------
COAL - 0.1%
   Consol Energy, Inc.                                        8,400          270
   Peabody Energy Corp.                                      11,700          473
                                                                      ----------
                                                                             743
                                                                      ----------
COMMERCIAL SERVICES - 0.8%
   Apollo Group, Inc., Class A *                              6,700          261
   Convergys Corp. *                                          5,100          121
   Donnelley (R.R.) & Sons Co.                                9,000          320
   Equifax, Inc.                                              5,100          207
   H&R Block, Inc.                                           13,200          304
   McKesson Corp.                                            13,641          692
   Monster Worldwide, Inc. *                                  6,000          280
   Moody's Corp.                                             10,804          746
   Paychex, Inc.                                             15,700          621
   Robert Half International, Inc.                            8,000          297
   Western Union (The) Co.                                   35,023          785
                                                                      ----------
                                                                           4,634
                                                                      ----------
COMPUTERS - 4.0%
   Affiliated Computer Services, Inc., Class A *              5,700          278
   Apple Computer, Inc. *                                    38,100        3,233
   Cognizant Technology Solutions Corp., Class A *            6,600          509
   Computer Sciences Corp. *                                  8,100          432
   Dell, Inc. *                                             102,600        2,574

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

COMPUTERS - 4.0% - (CONTINUED)
   Electronic Data Systems Corp.                             22,100   $      609
   EMC Corp. of Massachusetts *                             101,612        1,341
   Hewlett-Packard Co.                                      122,742        5,056
   IBM Corp.                                                 68,340        6,639
   Lexmark International, Inc., Class A *                     4,500          330
   NCR Corp. *                                                7,500          321
   Network Appliance, Inc. *                                 16,900          664
   SanDisk Corp. *                                           10,000          430
   Sun Microsystems, Inc. *                                 160,700          871
   Unisys Corp. *                                            12,000           94
                                                                      ----------
                                                                          23,381
                                                                      ----------
COSMETICS/PERSONAL CARE - 2.0%
   Avon Products, Inc.                                       19,744          652
   Colgate-Palmolive Co.                                     23,800        1,553
   Estee Lauder Cos. (The), Inc., Class A                     5,200          212
   Procter & Gamble Co.                                     142,707        9,172
                                                                      ----------
                                                                          11,589
                                                                      ----------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                          6,950          329
   Grainger (W.W.), Inc.                                      3,800          266
                                                                      ----------
                                                                             595
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 8.7%
   American Express Co.                                      55,100        3,343
   Ameriprise Financial, Inc.                                10,960          597
   Bear Stearns Cos. (The), Inc.                              5,231          852
   Capital One Financial Corp.                               19,503        1,498
   Charles Schwab (The) Corp.                                47,925          927
   Chicago Mercantile Exchange Holdings, Inc.                 1,600          816
   CIT Group, Inc.                                            9,300          519
   Citigroup, Inc.                                          221,861       12,358
   Countrywide Financial Corp.                               27,100        1,150
   E*TRADE Financial Corp. *                                 18,500          415
   Fannie Mae                                                43,800        2,601
   Federated Investors, Inc., Class B                         3,814          129
   Franklin Resources, Inc.                                   7,700          848
   Freddie Mac                                               31,100        2,112
   Goldman Sachs Group, Inc.                                 19,364        3,860
   Janus Capital Group, Inc.                                  9,400          203
   JPMorgan Chase & Co.                                     155,525        7,512
   Legg Mason, Inc.                                           5,610          533
   Lehman Brothers Holdings, Inc.                            24,300        1,898
   Merrill Lynch & Co., Inc.                                 40,284        3,750


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 8.7% - (CONTINUED)
   Morgan Stanley                                            48,718   $    3,967
   Price (T. Rowe) Group, Inc.                               12,200          534
   SLM Corp.                                                 18,900          922
                                                                      ----------
                                                                          51,344
                                                                      ----------
ELECTRIC - 3.2%
   AES Corp. *                                               29,400          648
   Allegheny Energy, Inc. *                                   6,600          303
   Ameren Corp.                                               9,600          516
   American Electric Power Co., Inc.                         18,540          789
   Centerpoint Energy, Inc.                                  15,122          251
   CMS Energy Corp. *                                        11,100          185
   Consolidated Edison, Inc.                                 10,300          495
   Constellation Energy Group, Inc.                           8,400          579
   Dominion Resources, Inc. of Virginia                      16,293        1,366
   DTE Energy Co.                                             6,900          334
   Duke Energy Corp.                                         57,355        1,905
   Dynegy, Inc., Class A *                                   13,607           99
   Edison International                                      14,100          641
   Entergy Corp.                                              9,700          896
   Exelon Corp.                                              30,724        1,902
   FirstEnergy Corp.                                         14,215          857
   FPL Group, Inc.                                           18,700        1,018
   PG&E Corp.                                                16,100          762
   Pinnacle West Capital Corp.                                3,500          177
   PPL Corp.                                                 18,100          649
   Progress Energy, Inc.                                     10,400          510
   Public Service Enterprise Group, Inc.                     11,650          773
   Southern (The) Co.                                        34,400        1,268
   TECO Energy, Inc.                                          7,600          131
   TXU Corp.                                                 20,568        1,115
   Xcel Energy, Inc.                                         16,585          382
                                                                      ----------
                                                                          18,551
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   American Power Conversion Corp.                            8,500          260
   Emerson Electric Co.                                      36,600        1,614
   Molex, Inc.                                                6,575          208
                                                                      ----------
                                                                           2,082
                                                                      ----------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc. *                              18,956          661
   Applera Corp. - Applied Biosystems Group                   7,600          279
   Jabil Circuit, Inc.                                        7,600          187
   PerkinElmer, Inc.                                          4,500          100

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

ELECTRONICS - 0.5% - (CONTINUED)
   Sanmina-SCI Corp. *                                       26,800   $       92
   Solectron Corp. *                                         36,900          119
   Symbol Technologies, Inc.                                 10,934          163
   Tektronix, Inc.                                            3,100           90
   Thermo Fisher Scientific, Inc. *                          19,100          865
   Waters Corp. *                                             4,100          201
                                                                      ----------
                                                                           2,757
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.1%
   Fluor Corp.                                                4,100          335
                                                                      ----------
ENTERTAINMENT - 0.1%
   International Game Technology                             15,600          721
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                           11,100          136
   Waste Management, Inc.                                    24,173          889
                                                                      ----------
                                                                           1,025
                                                                      ----------
FOOD - 1.4%
   Campbell Soup Co.                                         10,800          420
   ConAgra Foods, Inc.                                       23,800          643
   Dean Foods Co. *                                           5,700          241
   General Mills, Inc.                                       15,400          887
   Heinz (H.J.) Co.                                          15,300          689
   Hershey Foods Corp.                                        7,200          358
   Kellogg Co.                                               10,600          531
   Kroger Co.                                                32,400          747
   McCormick & Co., Inc.                                      5,100          197
   Safeway, Inc.                                             19,300          667
   Sara Lee Corp.                                            35,000          596
   SUPERVALU, Inc.                                            9,792          350
   Sysco Corp.                                               27,600        1,014
   Tyson Foods, Inc., Class A                                 9,600          158
   Whole Foods Market, Inc.                                   6,600          310
   Wrigley (Wm.) Jr. Co.                                      9,625          498
                                                                      ----------
                                                                           8,306
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.4%
   International Paper Co.                                   20,993          716
   MeadWestvaco Corp.                                         6,843          206
   Plum Creek Timber Co., Inc.                                6,900          275
   Temple-Inland, Inc.                                        4,600          212
   Weyerhaeuser Co.                                          11,500          812
                                                                      ----------
                                                                           2,221
                                                                      ----------
GAS - 0.2%
   KeySpan Corp.                                              8,300          342


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

GAS - 0.2% - (CONTINUED)
   Nicor, Inc.                                                2,200   $      103
   NiSource, Inc.                                            10,400          251
   Peoples Energy Corp.                                       1,003           45
   Sempra Energy                                             12,071          676
                                                                      ----------
                                                                           1,417
                                                                      ----------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                       3,500          280
   Snap-On, Inc.                                              2,050           98
   Stanley Works (The)                                        3,900          196
                                                                      ----------
                                                                             574
                                                                      ----------
HEALTHCARE - PRODUCTS - 3.0%
   Bard (C.R.), Inc.                                          4,400          365
   Bausch & Lomb, Inc.                                        2,700          141
   Baxter International, Inc.                                29,800        1,382
   Becton, Dickinson & Co.                                   11,100          779
   Biomet, Inc.                                              11,350          468
   Boston Scientific Corp. *                                 52,500          902
   Johnson & Johnson                                        131,600        8,688
   Medtronic, Inc.                                           52,000        2,783
   Patterson Cos., Inc. *                                     6,900          245
   St. Jude Medical, Inc. *                                  15,400          563
   Stryker Corp.                                             12,800          705
   Zimmer Holdings, Inc. *                                   10,840          850
                                                                      ----------
                                                                          17,871
                                                                      ----------
HEALTHCARE - SERVICES - 1.4%
   Aetna, Inc.                                               24,292        1,049
   Coventry Health Care, Inc. *                               6,555          328
   Health Management Associates, Inc., Class A                9,300          196
   Humana, Inc. *                                             7,100          393
   Laboratory Corp. of America Holdings *                     5,700          419
   Manor Care, Inc.                                           3,650          171
   Quest Diagnostics, Inc.                                    7,000          371
   Tenet Healthcare Corp. *                                  20,300          141
   UnitedHealth Group, Inc.                                  60,200        3,235
   WellPoint, Inc. *                                         28,083        2,210
                                                                      ----------
                                                                           8,513
                                                                      ----------
HOME BUILDERS - 0.2%
   Centex Corp.                                               5,500          310
   D.R. Horton, Inc.                                         11,600          307
   KB Home                                                    3,872          199
Lennar Corp., Class A                                         5,700          299

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

HOME BUILDERS - 0.2% - (CONTINUED)
   Pulte Homes, Inc.                                          8,800   $      291
                                                                      ----------
                                                                           1,406
                                                                      ----------
HOME FURNISHINGS - 0.1%
   Harman International Industries, Inc.                      2,700          270
   Whirlpool Corp.                                            3,706          307
                                                                      ----------
                                                                             577
                                                                      ----------
HOUSEHOLD PRODUCTS/WARES - 0.4%
   Avery Dennison Corp.                                       3,800          258
   Clorox Co.                                                 6,500          417
   Fortune Brands, Inc.                                       6,300          538
   Kimberly-Clark Corp.                                      21,136        1,436
                                                                      ----------
                                                                           2,649
                                                                      ----------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                   12,108          351
                                                                      ----------
INSURANCE - 4.9%
   ACE Ltd.                                                  14,800          896
   Aflac, Inc.                                               22,000        1,012
   Allstate (The) Corp.                                      28,814        1,876
   AMBAC Financial Group, Inc.                                4,800          428
   American International Group, Inc.                       116,489        8,348
   AON Corp.                                                 13,375          473
   Chubb Corp.                                               17,800          942
   CIGNA Corp.                                                4,800          631
   Cincinnati Financial Corp.                                 7,189          326
   Genworth Financial, Inc., Class A                         21,100          722
   Hartford Financial Services Group, Inc.                   14,200        1,325
   Lincoln National Corp.                                    12,632          839
   Loews Corp.                                               20,400          846
   Marsh & McLennan Cos., Inc.                               25,000          766
   MBIA, Inc.                                                 6,150          449
   Metlife, Inc.                                             34,700        2,048
   MGIC Investment Corp.                                      3,400          213
   Principal Financial Group, Inc.                           11,300          663
   Progressive (The) Corp.                                   33,752          817
   Prudential Financial, Inc.                                22,300        1,915
   SAFECO Corp.                                               5,700          357
   St. Paul Travelers Cos. (The), Inc.                       31,613        1,697
   Torchmark Corp.                                            3,800          242
   UnumProvident Corp.                                       14,261          296
   XL Capital Ltd., Class A                                   7,859          566
                                                                      ----------
                                                                          28,693
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

INTERNET - 1.6%
   Amazon.com, Inc. *                                        14,039   $      554
   eBay, Inc. *                                              53,124        1,598
   Google, Inc., Class A *                                    9,556        4,400
   IAC/InterActiveCorp *                                     10,600          394
   Symantec Corp. *                                          42,024          876
   VeriSign, Inc. *                                          11,700          281
   Yahoo!, Inc. *                                            55,400        1,415
                                                                      ----------
                                                                           9,518
                                                                      ----------
IRON/STEEL - 0.3%
   Allegheny Technologies, Inc.                               4,532          411
   Nucor Corp.                                               13,600          743
   United States Steel Corp.                                  5,600          410
                                                                      ----------
                                                                           1,564
                                                                      ----------
LEISURE TIME - 0.4%
   Brunswick Corp.                                            4,000          128
   Carnival Corp.                                            20,296          996
   Harley-Davidson, Inc.                                     11,400          803
   Sabre Holdings Corp., Class A                              5,181          165
                                                                      ----------
                                                                           2,092
                                                                      ----------
LODGING - 0.5%
   Harrah's Entertainment, Inc.                               7,950          657
   Hilton Hotels Corp.                                       17,100          597
   Marriott International, Inc., Class A                     15,900          759
   Starwood Hotels & Resorts Worldwide, Inc.                  9,900          619
   Wyndham Worldwide Corp. *                                  8,661          277
                                                                      ----------
                                                                           2,909
                                                                      ----------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Caterpillar, Inc.                                         29,100        1,785
   Terex Corp. *                                              4,600          297
                                                                      ----------
                                                                           2,082
                                                                      ----------
MACHINERY - DIVERSIFIED - 0.3%
   Cummins, Inc.                                              2,200          260
   Deere & Co.                                               10,300          979
   Rockwell Automation, Inc.                                  8,000          489
                                                                      ----------
                                                                           1,728
                                                                      ----------
MEDIA - 3.5%
   CBS Corp., Class B                                        36,274        1,131
   Clear Channel Communications, Inc.                        22,600          803
   Comcast Corp., Class A *                                  94,654        4,007
   DIRECTV Group (The), Inc. *                               35,600          888
   Disney (Walt) Co.                                         94,403        3,235

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

MEDIA - 3.5% - (CONTINUED)
   Dow Jones & Co., Inc.                                      3,200   $      122
   Gannett Co., Inc.                                         10,800          653
   McGraw-Hill Cos. (The), Inc.                              16,400        1,116
   Meredith Corp.                                             1,800          101
   New York Times Co., Class A                                7,100          173
   News Corp., Class A                                      103,400        2,221
   Scripps (E.W.) Co., Class A                                3,500          175
   Time Warner, Inc.                                        181,700        3,957
   Tribune Co.                                                9,200          283
   Univision Communications, Inc., Class A *                 10,200          361
   Viacom, Inc., Class B *                                   32,774        1,345
                                                                      ----------
                                                                          20,571
                                                                      ----------
MINING - 0.7%
   Alcoa, Inc.                                               39,712        1,192
   Freeport-McMoRan Copper & Gold, Inc., Class B              9,100          507
   Newmont Mining Corp.                                      19,977          902
   Phelps Dodge Corp.                                         9,260        1,109
   Vulcan Materials Co.                                       4,300          386
                                                                      ----------
                                                                           4,096
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 5.1%
   3M Co.                                                    34,200        2,665
   Cooper Industries Ltd., Class A                            3,800          344
   Danaher Corp.                                             10,900          790
   Dover Corp.                                                9,200          451
   Eastman Kodak Co.                                         13,600          351
   Eaton Corp.                                                6,500          488
   General Electric Co.                                     463,745       17,256
   Honeywell International, Inc.                             37,612        1,702
   Illinois Tool Works, Inc.                                 19,600          905
   Ingersoll-Rand Co. Ltd., Class A                          14,500          567
   ITT Corp.                                                  8,400          477
   Leggett & Platt, Inc.                                      7,700          184
   Pall Corp.                                                 4,766          165
   Parker Hannifin Corp.                                      5,325          409
   Textron, Inc.                                              5,300          497
   Tyco International Ltd.                                   89,790        2,730
                                                                      ----------
                                                                          29,981
                                                                      ----------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                         9,100          420
   Xerox Corp. *                                             45,196          766
                                                                      ----------
                                                                           1,186
                                                                      ----------


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

OIL & GAS - 7.9%
   Anadarko Petroleum Corp.                                  20,412   $      888
   Apache Corp.                                              15,306        1,018
   Chesapeake Energy Corp.                                   17,500          508
   Chevron Corp.                                             98,732        7,260
   ConocoPhillips                                            74,046        5,328
   Devon Energy Corp.                                        19,600        1,315
   EOG Resources, Inc.                                       10,400          649
   Exxon Mobil Corp.                                        262,414       20,109
   Hess Corp.                                                12,100          600
   Marathon Oil Corp.                                        15,909        1,472
   Murphy Oil Corp.                                           8,700          442
   Nabors Industries Ltd. *                                  14,700          438
   Noble Corp.                                                6,400          487
   Occidental Petroleum Corp.                                39,356        1,922
   Rowan Cos., Inc.                                           5,600          186
   Sunoco, Inc.                                               6,100          380
   Transocean, Inc. *                                        12,972        1,049
   Valero Energy Corp.                                       27,200        1,392
   XTO Energy, Inc.                                          17,000          800
                                                                      ----------
                                                                          46,243
                                                                      ----------
OIL & GAS SERVICES - 1.3%
   Baker Hughes, Inc.                                        14,740        1,101
   BJ Services Co.                                           14,000          411
   Halliburton Co.                                           45,600        1,416
   National-Oilwell Varco, Inc. *                             7,800          477
   Schlumberger Ltd.                                         53,300        3,366
   Smith International, Inc.                                  9,500          390
   Weatherford International Ltd. *                          14,794          618
                                                                      ----------
                                                                           7,779
                                                                      ----------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                                 3,900          170
   Bemis Co.                                                  3,800          129
   Pactiv Corp. *                                             6,900          247
   Sealed Air Corp.                                           3,253          211
                                                                      ----------
                                                                             757
                                                                      ----------
PHARMACEUTICALS - 5.6%
   Abbott Laboratories                                       69,400        3,381
   Allergan, Inc.                                             6,634          794
   AmerisourceBergen Corp.                                    8,618          387
   Barr Pharmaceuticals, Inc. *                               4,600          231
   Bristol-Myers Squibb Co.                                  89,460        2,355
   Cardinal Health, Inc.                                     18,624        1,200

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

PHARMACEUTICALS - 5.6% - (CONTINUED)
   Caremark Rx, Inc.                                         19,300   $    1,102
   Express Scripts, Inc. *                                    6,400          458
   Forest Laboratories, Inc. *                               13,900          703
   Gilead Sciences, Inc. *                                   20,944        1,360
   Hospira, Inc. *                                            6,480          218
   King Pharmaceuticals, Inc. *                               9,700          154
   Lilly (Eli) & Co.                                         44,596        2,323
   Medco Health Solutions, Inc. *                            13,668          730
   Merck & Co., Inc.                                         97,700        4,260
   Mylan Laboratories, Inc.                                   9,900          198
   Pfizer, Inc.                                             327,292        8,477
   Schering-Plough Corp.                                     67,500        1,596
   Watson Pharmaceuticals, Inc. *                             4,500          117
   Wyeth                                                     61,100        3,111
                                                                      ----------
                                                                          33,155
                                                                      ----------
PIPELINES - 0.3%
   El Paso Corp.                                             31,647          483
   Kinder Morgan, Inc.                                        5,200          550
   Questar Corp.                                              3,800          316
   Williams Cos. (The), Inc.                                 26,300          687
                                                                      ----------
                                                                           2,036
                                                                      ----------
REAL ESTATE - 0.1%
   CB Richard Ellis Group, Inc., Class A *                    8,400          279
   Realogy Corp. *                                           10,291          312
                                                                      ----------
                                                                             591
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
   Apartment Investment & Management Co., Class A             4,900          275
   Archstone-Smith Trust                                      8,900          518
   Boston Properties, Inc.                                    5,400          604
   Equity Office Properties Trust                            16,300          785
   Equity Residential                                        12,500          634
   Kimco Realty Corp.                                         8,800          396
   ProLogis                                                  11,535          701
   Public Storage, Inc.                                       4,946          482
   Simon Property Group, Inc.                                10,200        1,033
   Vornado Realty Trust                                       5,900          717
                                                                      ----------
                                                                           6,145
                                                                      ----------
RETAIL - 5.4%
   Autonation, Inc. *                                         7,985          170
   Autozone, Inc. *                                           2,300          266
   Bed Bath & Beyond, Inc. *                                 13,300          507
   Best Buy Co., Inc.                                        17,925          882


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

RETAIL - 5.4% - (CONTINUED)
   Big Lots, Inc. *                                           5,600   $      128
   Circuit City Stores, Inc.                                  6,800          129
   Costco Wholesale Corp.                                    21,416        1,132
   CVS Corp.                                                 36,100        1,116
   Darden Restaurants, Inc.                                   6,350          255
   Dillard's, Inc., Class A                                   3,100          108
   Dollar General Corp.                                      12,805          206
   Family Dollar Stores, Inc.                                 6,900          202
   Federated Department Stores, Inc.                         23,782          907
   Gap (The), Inc.                                           23,987          468
   Home Depot (The), Inc.                                    92,255        3,705
   Kohl's Corp. *                                            14,400          985
   Limited Brands                                            15,700          454
   Lowe's Cos., Inc.                                         67,900        2,115
   McDonald's Corp.                                          54,300        2,407
   Nordstrom, Inc.                                           10,000          494
   Office Depot, Inc. *                                      12,300          470
   OfficeMax, Inc.                                            3,533          176
   Penney (J.C.) Co., Inc.                                    9,700          750
   RadioShack Corp.                                           6,400          107
   Sears Holdings Corp. *                                     3,873          650
   Staples, Inc.                                             34,375          918
   Starbucks Corp. *                                         34,500        1,222
   Target Corp.                                              39,000        2,225
   Tiffany & Co.                                              5,500          216
   TJX Cos., Inc.                                            20,600          588
   Wal-Mart Stores, Inc.                                    110,800        5,117
   Walgreen Co.                                              45,700        2,097
   Wendy's International, Inc.                                5,900          195
   Yum! Brands, Inc.                                         11,600          682
                                                                      ----------
                                                                          32,049
                                                                      ----------
SAVINGS & LOANS - 0.4%
   Sovereign Bancorp, Inc.                                   15,978          406
   Washington Mutual, Inc.                                   43,876        1,996
                                                                      ----------
                                                                           2,402
                                                                      ----------
SEMICONDUCTORS - 2.4%
   Advanced Micro Devices, Inc. *                            23,500          478
   Altera Corp. *                                            16,700          329
   Analog Devices, Inc.                                      15,200          500
   Applied Materials, Inc.                                   61,000        1,125
   Broadcom Corp., Class A *                                 20,700          669
   Intel Corp.                                              258,300        5,230

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

SEMICONDUCTORS - 2.4% - (CONTINUED)
   Kla-Tencor Corp.                                           9,300   $      463
   Linear Technology Corp.                                   14,100          427
   LSI Logic Corp. *                                         19,400          175
   Maxim Integrated Products, Inc.                           14,900          456
   Micron Technology, Inc. *                                 31,700          442
   National Semiconductor Corp.                              12,900          293
   Novellus Systems, Inc. *                                   6,100          210
   NVIDIA Corp. *                                            15,200          562
   PMC - Sierra, Inc. *                                      11,300           76
   QLogic Corp. *                                             7,800          171
   Teradyne, Inc. *                                          10,000          150
   Texas Instruments, Inc.                                   67,800        1,953
   Xilinx, Inc.                                              16,200          386
                                                                      ----------
                                                                          14,095
                                                                      ----------
SOFTWARE - 3.7%
   Adobe Systems, Inc. *                                     26,300        1,081
   Autodesk, Inc. *                                          10,600          429
   Automatic Data Processing, Inc.                           25,800        1,271
   BMC Software, Inc. *                                       8,700          280
   CA, Inc.                                                  18,993          430
   Citrix Systems, Inc. *                                     8,300          224
   Compuware Corp. *                                         17,400          145
   Electronic Arts, Inc. *                                   14,000          705
   Fidelity National Information Services, Inc.               7,100          285
   First Data Corp.                                          34,623          883
   Fiserv, Inc. *                                             8,200          430
   IMS Health, Inc.                                           8,504          234
   Intuit, Inc. *                                            15,800          482
   Microsoft Corp.                                          389,180       11,621
   Novell, Inc. *                                            18,200          113
   Oracle Corp. *                                           180,500        3,094
                                                                      ----------
                                                                          21,707
                                                                      ----------
TELECOMMUNICATIONS - 6.0%
   ADC Telecommunications, Inc. *                             5,928           86
   Alltel Corp.                                              17,900        1,083
   AT&T, Inc.                                               174,043        6,222
   Avaya, Inc. *                                             18,800          263
   BellSouth Corp.                                           82,000        3,863
   CenturyTel, Inc.                                           5,050          221
   Ciena Corp. *                                              4,157          115
   Cisco Systems, Inc. *                                    274,100        7,491
   Citizens Communications Co.                               12,900          185


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
COMMON STOCKS - 97.7% - CONTINUED

TELECOMMUNICATIONS - 6.0% - (CONTINUED)
   Comverse Technology, Inc. *                                9,800   $      207
   Corning, Inc. *                                           69,300        1,297
   Embarq Corp.                                               6,896          362
   JDS Uniphase Corp. *                                       9,650          161
   Juniper Networks, Inc. *                                  25,600          485
   Motorola, Inc.                                           108,965        2,240
   QUALCOMM, Inc.                                            75,000        2,834
   Qwest Communications International, Inc. *                72,155          604
   Sprint Nextel Corp.                                      130,236        2,460
   Tellabs, Inc. *                                           20,600          211
   Verizon Communications, Inc.                             129,430        4,820
   Windstream Corp.                                          21,999          313
                                                                      ----------
                                                                          35,523
                                                                      ----------
TEXTILES - 0.0%
   Cintas Corp.                                               5,600          222
                                                                      ----------
TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                               8,112          221
   Mattel, Inc.                                              17,541          398
                                                                      ----------
                                                                             619
                                                                      ----------
TRANSPORTATION - 1.6%
   Burlington Northern Santa Fe Corp.                        16,228        1,198
   CSX Corp.                                                 19,248          663
   FedEx Corp.                                               13,840        1,503
   Norfolk Southern Corp.                                    18,900          950
   Ryder System, Inc.                                         3,100          158
   Union Pacific Corp.                                       12,300        1,132
   United Parcel Service, Inc., Class B                      49,200        3,689
                                                                      ----------
                                                                           9,293
                                                                      ----------
TOTAL COMMON STOCKS
(COST $386,494)                                                          574,682
                                                                      ----------
WARRANTS - 0.0%
   Raytheon Co., Exp. 6/16/11, Strike $37.50 *                  233            4
                                                                      ----------
TOTAL WARRANTS
(COST $-)                                                                      4
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 2.6%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $      14,036   $   14,036
   U.S. Treasury Bill, (1)
      4.94%, 2/22/07                                          1,110        1,102
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $15,138)                                                            15,138
                                                                      ----------
TOTAL INVESTMENTS - 100.3%
(COST $401,632)                                                          589,824
   Liabilities less Other Assets - (0.3)%                                 (1,501)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  588,323

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At December 31, 2006, the Stock Index Fund had open futures contracts as follows:

                      NOTIONAL                         UNREALIZED
          NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE      CONTRACTS    (000S)    POSITION     EXP.       (000S)
----      ---------   --------   --------   --------   ----------
S&P 500
E-Mini       187       $13,356     Long       3/07         $31

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $  401,632
                                                                      ----------
Gross tax appreciation of investments                                 $  205,997
Gross tax depreciation of investments                                    (17,805)
                                                                      ----------
Net tax appreciation of investments                                   $  188,192
                                                                      ==========


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 100.3%

ARIZONA - 94.3%
   Arizona Sports & Tourism Authority
      Revenue Refunding Bonds, Series A,
      Multipurpose Stadium Facilities Project
      (MBIA Insured), (1)
      4.50%, 7/1/22                                   $       2,000   $    2,035
   Arizona State Transportation Board
      Highway Revenue Bonds,
      5.00%, 7/1/20                                              35           38
      5.00%, 7/1/21                                             950        1,026
   Arizona State Transportation Board
      Highway Revenue Bonds, Prerefunded,
      5.75%, 7/1/09                                           2,390        2,514
   Arizona State University COP, Research
      Infrastructure Project (AMBAC Insured),
      5.00%, 9/1/30                                           2,000        2,104
   Arizona State University Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.50%, 7/1/12                                           2,160        2,357
   Chandler Water & Sewerage Revenue
      Bonds (MBIA Insured),
      7.25%, 7/1/09                                             240          260
   Downtown Phoenix Hotel Corp. Revenue
      Bonds, Series B (FGIC Insured),
      5.00%, 7/1/36                                           1,500        1,583
   Glendale G.O. Bonds,
      2.00%, 7/1/18                                           2,600        2,073
   Glendale IDA Revenue Bonds, Series A,
      Midwestern University,
      4.63%, 5/15/07                                            410          411
      4.75%, 5/15/08                                            425          430
   Maricopa County School District No. 8
      Osborn G.O. Refunding Bonds,
      Bank Qualified (FGIC Insured),
      4.70%, 7/1/14                                           1,000        1,064
   Maricopa County Unified School District No.
      48 Scottsdale G.O. Unlimited Bonds,
      Series B, School Improvement Project
      2004 (FSA Insured),
      4.00%, 7/1/17                                           1,000        1,004
   Maricopa County Unified School District No.
      80 Chandler Capital Appreciation G.O.
      Refunding Bonds (FGIC Insured),
      0.00%, 7/1/09                                           1,000          911

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 100.3% - CONTINUED

ARIZONA - 94.3% - (CONTINUED)
   Maricopa County Unified School District No.
      89 Dysart G.O. Bonds, Series B,
      School Improvement Project of 2002
      (FSA Insured),
      5.25%, 7/1/15                                   $       1,600   $    1,757
   Maricopa County Unified School District No.
      97 Deer Valley G.O. Unlimited Bonds,
      Series B, School Improvement Project
      2004 (FSA Insured), (1)
      4.00%, 7/1/18                                           1,250        1,245
   Mesa Street & Highway Revenue Bonds
      (FSA Insured),
      5.25%, 7/1/24                                             625          719
   Mesa Utilities System Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.00%, 7/1/09                                              30           31
   Northern Arizona University COP, Northern
      Arizona University Resh Projects
      (AMBAC Insured),
      5.00%, 9/1/26                                             400          424
   Northern Arizona University Revenue
      Bonds, Systems (FGIC Insured),
      Prerefunded,
      5.13%, 6/1/12                                             785          841
      5.13%, 6/1/12                                             770          825
   Northern Arizona University Revenue
      Refunding Bonds (FGIC Insured),
      4.50%, 6/1/31                                           1,000        1,003
   Phoenix Civic Improvement Corp.
      Excise TRB, Series A, Senior Lien,
      Municipal Courthouse Project,
      5.75%, 7/1/15                                           1,325        1,399
   Phoenix Civic Improvement Corp. Municipal
      Facilities Subordinate Excise TRB
      (FGIC Insured),
      5.75%, 7/1/15                                           1,000        1,074
   Phoenix Civic Improvement Corp.
      Wastewater System Revenue Bonds,
      Junior Lien (FGIC Insured), Prerefunded,
      6.25%, 7/1/10                                          1,000         1,093
   Phoenix Civic Improvement Corp.
      Wastewater System Revenue Bonds,
      Junior Lien (MBIA Insured),
      5.00%, 7/1/28                                          1,300         1,374
      5.00%, 7/1/29                                            400           422


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 100.3% - CONTINUED

ARIZONA - 94.3% - (CONTINUED)
   Phoenix Civic Improvement Corp. Water
      System Revenue Bonds, Junior Lien
      (FGIC Insured),
      5.50%, 7/1/17                                   $       3,500   $    3,793
   Phoenix Civic Improvement Corp. Water
      System Revenue Bonds, Junior Lien
      (MBIA Insured),
      4.75%, 7/1/22                                           2,000        2,090
   Phoenix G.O. Bonds,
      4.50%, 7/1/22                                           1,000        1,007
   Phoenix G.O. Bonds, Series B,
      Various Purpose,
      5.38%, 7/1/20                                           1,000        1,079
   Phoenix G.O. Refunding Bonds, Series A,
      4.50%, 7/1/15                                           1,500        1,526
   Phoenix G.O. Refunding Bonds, Series B,
      4.50%, 7/1/20                                           1,100        1,110
   Pima County G.O. Bonds (FSA Insured),
      4.00%, 7/1/14                                             750          757
   Pima County Unified School District No.12
      Sunnyside G.O. Bonds (FGIC Insured),
      Prerefunded,
      5.75%, 7/1/09                                           2,000        2,104
   Pima County Unified School District No. 6
      Marana G.O. Refunding Bonds
      (FGIC Insured),
      5.40%, 7/1/14                                           1,300        1,382
   Salt River Project Agricultural Improvement
      & Power District Electrical Systems
      Revenue Refunding Bonds, Series C,
      4.90%, 1/1/08                                             470          474
   Scottsdale Municipal Property Corp.
      Excise Refunding TRB,
      5.00%, 7/1/20                                           1,250        1,388
   Scottsdale Preservation Authority Excise
      TRB (FGIC Insured), Prerefunded,
      6.00%, 7/1/08                                             370          387
   Tempe Excise Refunding TRB, (1)
      4.50%, 7/1/21                                           1,345        1,380
   Tucson G.O. Limited Refunding Bonds
      (MBIA Insured),
      4.25%, 7/1/18                                           1,000        1,018
   Tucson Water Revenue Refunding Bonds
      (MBIA Insured),
      4.00%, 7/1/18                                           1,000          996
                                                                      ----------
                                                                          50,508
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 100.3% - CONTINUED

PUERTO RICO - 6.0%
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special Obligation
      Bonds, Series A, Escrowed to Maturity,
      5.50%, 10/1/20                                  $       2,500   $    2,686
      5.50%, 10/1/40                                            500          537
                                                                      ----------
                                                                           3,223
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $51,732)                                                            53,731
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
INVESTMENT COMPANIES - 4.7%
   AIM Tax Exempt Cash Fund                               2,519,492        2,519
   Dreyfus Tax-Exempt Cash
      Management Fund                                         2,602            3
                                                                      ----------
TOTAL INVESTMENT COMPANIES
(COST $2,522)                                                              2,522
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 2.6%
   Arizona Health Facilities Authority Revenue
      VRDB, Series A (MBIA Insured),
      3.89%, 1/3/07                                   $       1,200        1,200
   Phoenix IDA Revenue VRDB, Valley
      of the Sun YMCA Project
      (Bank of America N.A. LOC),
      4.00%, 1/2/07                                             200          200
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,400)                                                              1,400
                                                                      ----------

TOTAL INVESTMENTS - 107.6%
(COST $55,654)                                                            57,653
                                                                      ----------
   Liabilities less Other Assets - (7.6)%                                 (4,089)
                                                                      ----------
NET ASSETS - 100.0%                                                   $   53,564

(1)  When-Issued Security


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND (continued)

At December 31, 2006, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Facilities                                                             7.0%
General                                                                9.0
General Obligation                                                    14.9
Higher Education                                                      14.6
School District                                                       16.4
Special Obligation                                                     5.6
Transportation                                                         7.5
Utilities                                                              5.5
Water                                                                 11.9
All other sectors less than 5%                                         7.6
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $ 55,654
                                                                        --------
Gross tax appreciation of investments                                   $  2,062
Gross tax depreciation of investments                                        (63)
                                                                        --------
Net tax appreciation of investments                                     $  1,999
                                                                        ========

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP   - Certificate of Participation

FGIC  - Financial Guaranty Insurance Corporation

FSA   - Financial Security Assurance

G.O.  - General Obligation

IDA   - Industrial Development Authority

MBIA  - Municipal Bond Insurance Association

TRB   - Tax Revenue Bonds

VRDB  - Variable Rate Demand Bonds


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5%

CALIFORNIA - 90.9%
   Alameda County Unified School District
      Capital Appreciation G.O. Bonds,
      Series A (FSA Insured),
      0.00%, 8/1/29                                   $       2,000   $      735
   Alameda County Water District Revenue
      Refunding Bonds (MBIA Insured),
      4.75%, 6/1/20                                           2,000        2,038
   Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                          2,000        2,054
   Anaheim PFA Tax Allocation Revenue
      Bonds, Series A, Redevelopment Project
      (MBIA Insured),
      5.25%, 2/1/18                                             250          255
   Anaheim Union High School District
      Capital Appreciation G.O. Bonds,
      Election 2002 (MBIA Insured),
      0.00%, 8/1/28                                             575          222
   Aztec Shops Ltd. Auxiliary Organization
      Student Housing Revenue Bonds,
      San Diego State University,
      6.00%, 9/1/31                                           2,000        2,114
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (FGIC Insured),
      5.00%, 8/1/17                                           3,000        3,238
   Beverly Hills Unified School District G.O.
      Bonds, Series A, Prerefunded,
      5.38%, 8/1/12                                           1,370        1,496
   California Educational Facilities Authority
      Capital Appreciation Revenue Bonds,
      Loyola Marymount (MBIA Insured),
      Prerefunded,
      0.00%, 10/1/09                                          4,435        1,215
      0.00%, 10/1/09                                          3,435          827
   California Educational Facilities Authority
      Revenue Bonds, University of the
      Pacific,
      5.00%, 11/1/30                                          1,500        1,575
   California Health Facilities Finance
      Authority Revenue Bonds, Series A,
      Cedars-Sinai Medical Center,
      Prerefunded,
      6.13%, 12/1/09                                          3,350        3,624

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                   $         250   $      258
   California State G.O. Bonds,
      5.13%, 6/1/24                                           2,000        2,085
   California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/29                                           1,000        1,014
   California State G.O. Refunding Bonds,
      4.00%, 10/1/17                                          1,000          999
      4.38%, 10/1/17                                          1,390        1,402
      5.00%, 2/1/20                                           1,000        1,047
      5.00%, 9/1/20                                             650          697
      5.00%, 3/1/21                                           1,000        1,060
      5.00%, 8/1/22                                             500          530
      5.00%, 3/1/26                                           1,000        1,060
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      California State University (FGIC
      Insured),
      5.00%, 10/1/16                                          2,000        2,191
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series B,
      Various Community College Project
      (AMBAC Insured),
      5.63%, 3/1/16                                           1,000        1,022
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series F,
      Department of Corrections &
      Rehabilitation (FGIC Insured),
      5.25%, 11/1/17                                          1,000        1,123
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series H,
      Department of Corrections &
      Rehabilitation,
      5.00%, 6/1/19                                             500          533
   California State University Foundation
      Revenue Bonds, Series A, Sacramento
      Auxiliary (MBIA Insured), Prerefunded,
      5.50%, 10/1/12                                            500          550
      5.50%, 10/1/12                                            500          550
   California State Various Purpose G.O.
      Bonds,
      4.75%, 3/1/34                                           1,000        1,021


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   California Statewide Communities
      Development Authority Student Housing
      Revenue Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.63%, 8/1/34                                   $       1,000   $    1,059
   Dry Creek Joint Elementary School District
      Capital Appreciation G.O. Bonds,
      Series A (FSA Insured),
      0.00%, 8/1/09                                             400          364
   East Bay Municipal Utilities District Water
      System Revenue Bonds (MBIA Insured),
      5.00%, 6/1/26                                           1,000        1,042
   East Bay Regional Park District G.O.
      Refunding Bonds,
      5.00%, 9/1/17                                           2,250        2,296
   Folsom G.O. Bonds, Series D, School
      Facilities Project (FGIC Insured),
      5.70%, 8/1/13                                             200          206
   Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/19                                             750          809
   Glendale Unified School District G.O.
      Bonds, Series D (MBIA Insured),
      5.38%, 9/1/18                                             665          712
   Golden State Tobacco Securitization Corp.
      Revenue Bonds, Series B, Enhanced
      Asset Backed, Prerefunded,
      5.38%, 6/1/10                                           2,220        2,346
      5.63%, 6/1/13                                           2,000        2,221
   Huntington Beach Union High School
      District G.O., Election 2004 (FSA
      Insured),
      5.00%, 8/1/29                                           1,155        1,221
   Imperial Irrigation District COP, Electric
      Systems Project,
      6.50%, 11/1/07                                            825          844
   Imperial Irrigation District Refunding COP,
      Electric Systems Project (MBIA
      Insured),
      5.20%, 11/1/09                                            175          181
   Lemoore Union High School District G.O.
      Bonds (AMBAC Insured),
      6.00%, 1/1/12                                             200          222

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier (FSA
      Insured),
      4.75%, 7/1/15                                   $       1,750   $    1,810
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured), Prerefunded,
      4.75%, 7/1/09                                           1,150        1,196
   Los Angeles Department of Water &
      Power Waterworks Revenue Bonds,
      Series C (MBIA Insured),
      5.00%, 7/1/29                                           1,500        1,584
   Los Angeles Harbor Department Revenue
      Bonds, Escrowed to Maturity,
      7.60%, 10/1/18                                             35           43
   Lucia Mar Unified School District G.O.
      Refunding Bonds
      (FGIC Insured),
      5.25%, 8/1/22                                             700          801
   Modesto Irrigation District Refunding COP,
      Series B, Capital Improvements
      Projects,
      5.30%, 7/1/22                                           1,655        1,656
   Monterey Regional Water Pollution Control
      Agency Wastewater Revenue Bonds
      (AMBAC Insured),
      5.00%, 6/1/24                                           1,025        1,103
   Natomas Unified School District G.O.,
      Series B, Election 2002 (FGIC Insured),
      5.00%, 9/1/27                                           1,000        1,062
   New Haven Unified School District G.O.
      Refunding Bonds (FSA Insured),
      5.75%, 8/1/20                                             320          353
   Orange County Public Financing Authority
      Lease Revenue Bonds (MBIA Insured),
      5.00%, 6/1/18                                           1,500        1,652
   Perris Unified High School District Capital
      Appreciation G.O. Bonds, Series B
      (FGIC Insured),
      0.00%, 9/1/26                                           1,000          432
   Rio Hondo Community College District G.O.
      Bonds, Series A, School Facilities
      Construction & Improvement
      (MBIA Insured), Prerefunded,
      5.25%, 8/1/14                                           2,000        2,217


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   Ross Elementary School District G.O.
      Bonds, Election 2006
      (MBIA Insured),
      5.25%, 8/1/27                                   $         850   $      923
   Sacramento City Financing Authority
      Revenue Bonds, Series A, Capital
      Improvement (AMBAC Insured),
      Prerefunded,
      5.00%, 6/1/11                                           1,720        1,818
   Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                            305          305
   San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                           1,000        1,022
   San Francisco City & County Airports
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 32F (FGIC Insured),
      5.00%, 5/1/15                                             500          545
   San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project,
      Prerefunded,
      5.75%, 6/15/08                                          1,200        1,261
   San Francisco City & County G.O.
      Refunding Bonds, Series R2
      (AMBAC Insured),
      4.00%, 6/15/19                                            500          499
   San Francisco State Building Authority
      Lease Revenue Bonds, Series A,
      Department of General Services,
      5.00%, 10/1/13                                          4,250        4,463
   San Gabriel Unified School District G.O.
      Bonds, Series A (FSA Insured),
      5.38%, 8/1/19                                             200          216
      5.38%, 8/1/20                                             225          243
   San Jose Airport Revenue Bonds, Series A
      (FGIC Insured),
      5.25%, 3/1/16                                             440          464
   San Jose G.O. Bonds, Libraries & Public
      Safety Project,
      4.25%, 9/1/23                                             770          768

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   San Jose Unified School District Santa
      Clara County G.O. Bonds, Series A
      (FSA Insured),
      5.38%, 8/1/19                                   $         500   $      539
   San Mateo County Transit District Revenue
      Bonds, Series A (MBIA Insured),
      Prerefunded,
      5.00%, 6/1/10                                             500          524
      4.50%, 6/1/10                                           1,225        1,264
   Santa Margarita-Dana Point Authority
      Revenue Bonds, Series B, California
      Improvements Districts 3, 3a, 4, & 4a
      (MBIA Insured),
      7.25%, 8/1/09                                           1,150        1,252
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A
      (FGIC Insured),
      5.25%, 9/1/16                                              35           39
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A, Subregional
      Wastewater Project (FGIC Insured),
      4.75%, 9/1/16                                             200          203
   South Placer Wastewater Authority
      Revenue Bonds, Series A
      (FGIC Insured), Prerefunded,
      5.00%, 11/1/10                                          2,410        2,558
   Torrance Hospital Revenue Bonds,
      Series A, Torrance Memorial Medical
      Center,
      6.00%, 6/1/22                                             500          544
   University of California Revenue Bonds,
      Series A, Limited Project
      (MBIA Insured),
      4.75%, 5/15/26                                          1,000        1,028
   University of California Revenue Bonds,
      Series B, Limited Project,
      4.75%, 5/15/38                                          2,525        2,588
   University of California Revenue Bonds,
      Series C (MBIA Insured),
      4.75%, 5/15/31                                          1,000        1,032
   University of California Revenue Bonds,
      Series J (FSA Insured), (1)
      4.50%, 5/15/26                                          2,505        2,530
   University of California Revenue Bonds,
      Series Q, Multiple Purpose Projects
      (FSA Insured), Prerefunded,
      5.00%, 9/1/11                                           2,000        2,141


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 97.5% - CONTINUED

CALIFORNIA - 90.9% - (CONTINUED)
   Vista Unified School District G.O. Bonds,
      Series A (FSA Insured),
      5.38%, 8/1/16                                   $         100   $      109
      5.38%, 8/1/17                                             190          206
   Walnut Valley Unified School District G.O.
      Refunding Bonds, Series A
      (MBIA Insured),
      7.20%, 2/1/16                                           1,000        1,177
   Washington Township Healthcare District
      Revenue Bonds,
      5.00%, 7/1/09                                             405          413
      5.00%, 7/1/11                                             500          513
      5.00%, 7/1/12                                           1,270        1,303
   West Kern Community College District
      Capital Appreciation G.O. Unlimited
      Bonds, Series B, Election 2004
      (XLCA Insured),
      0.00%, 11/1/21                                          2,280        1,159
                                                                      ----------
                                                                          97,616
                                                                      ----------
PUERTO RICO - 5.6%
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Bonds, Series B (MBIA Insured),
      Prerefunded,
      5.75%, 7/1/10                                           1,600        1,726
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special Obligation
      Bonds, Series A, Escrowed to Maturity,
      5.50%, 10/1/40                                          4,000        4,291
                                                                      ----------
                                                                           6,017
                                                                      ----------
VIRGIN ISLANDS - 1.0%
      Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Note,
      5.63%, 10/1/10                                          1,050        1,078
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $99,261)                                                           104,711
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 3.2%
   California State Economic Recovery
      Revenue VRDB, Series C-8
      (Lloyds TSB Bank PLC LOC),
      3.75%, 1/2/07                                   $       2,450   $    2,450
   Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      3.82%, 1/4/07                                             100          100
   San Francisco City & County
      Redevelopment Agency Multifamily
      Revenue VRDB, Series B,
      Housing - Bayside Village Project
      (Bank One Arizona N.A. LOC),
      3.77%, 1/3/07                                             900          900
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,450)                                                              3,450
                                                                      ----------
TOTAL INVESTMENTS - 100.7%
(COST $102,711)                                                          108,161
                                                                      ----------
   Liabilities less Other Assets - (0.7)%                                   (741)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  107,420

(1)  When-Issued Security

At December 31, 2006, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
General                                                                 8.4%
General Obligation                                                     15.5
Higher Education                                                       18.0
Medical                                                                 5.9
School District                                                        10.2
Transportation                                                          6.1
Utilities                                                               7.9
All other sectors less than 5%                                         28.0
                                                                      -----
Total                                                                 100.0%


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $102,711
                                                                        --------
Gross tax appreciation of investments                                   $  5,487
Gross tax depreciation of investments                                        (37)
                                                                        --------
Net tax appreciation of investments                                     $  5,450
                                                                        ========

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA   - American Capital  Access

AMBAC - American Municipal Bond Assurance Corporation

COP   - Certificate of Participation

FGIC  - Financial Guaranty Insurance Corporation

FSA   - Financial Security Assurance

G.O.  - General Obligation

LOC   - Letter of Credit

MBIA  - Municipal Bond Insurance Association

PFA   - Public Finance Authority

TRB   - Tax Revenue Bonds

VRDB  - Variable Rate Demand Bonds

XLCA  - XL Capital Assurance


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 87.9%

CALIFORNIA - 87.2%
   Antelope Valley Union High School District
      Capital Appreciation G.O. Bonds,
      Series B, Election 2002 (MBIA Insured),
      0.00%, 8/1/29                                   $       3,500   $    1,286
   Arcade Water District Revenue COP
      (FGIC Insured), Prerefunded,
      5.00%, 11/1/07                                          1,000        1,031
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (FGIC Insured),
      5.00%, 8/1/17                                           3,000        3,238
   California Health Facilities Financing
      Authority Revenue Refunding Bonds,
      Cedars-Sinai Medical Center,
      5.00%, 11/15/13                                         1,000        1,058
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                           1,000        1,034
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series C, J Paul Getty,
      3.90%, Mandatory Put 12/1/11                            2,000        2,023
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/14                                             500          549
   California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/19                                           1,000        1,023
   California State G.O. Refunding Bonds,
      5.00%, 2/1/20                                             850          890
      5.00%, 9/1/20                                           2,055        2,203
      5.00%, 3/1/21                                           1,500        1,591
      5.00%, 8/1/22                                             920          976
      5.00%, 3/1/26                                             500          530
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      California State University (FGIC Insured),
      5.00%, 10/1/16                                          1,000        1,096
      5.25%, 10/1/17                                          1,000        1,123

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 87.9% - CONTINUED

CALIFORNIA - 87.2% - (CONTINUED)
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Department of Corrections State Prisons
      (AMBAC Insured),
      5.25%, 12/1/13                                  $       1,350   $    1,462
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Trustees California State University,
      5.25%, 10/1/14                                          3,545        3,661
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series F,
      Department of Corrections &
      Rehabilitation (FGIC Insured),
      5.25%, 11/1/17                                          1,000        1,123
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series H,
      Department of Corrections &
      Rehabilitation, 5.00%, 6/1/19                           2,000        2,131
   California State Various Purpose G.O.
      Bonds,
      5.25%, 11/1/24                                          1,000        1,074
      4.75%, 3/1/34                                           1,000        1,021
   California Statewide Communities
      Development Authority Revenue COP,
      John Muir/Mount Diablo Health System
      (MBIA Insured),
      5.50%, 8/15/12                                          4,030        4,269
   California Statewide Communities
      Development Authority Student Housing
      Revenue Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.00%, 8/1/12                                           1,775        1,854
   Contra Costa County Home Mortgage
      Revenue Bonds, GNMA Mortgage
      Backed Securities Program (Colld. by
      GNMA), Escrowed to Maturity,
      7.50%, 5/1/14                                           1,000        1,243
   Desert Sands Unified School District G.O.
      Refunding Bonds (AMBAC Insured),
      0.00%, 6/1/13                                           2,750        2,153
   Duarte Redevelopment Agency SFM
      Revenue Refunding Bonds, Series B,
      Mortgage Backed Securities Program
      (Colld. by FNMA), Escrowed to Maturity,
      6.88%, 10/1/11                                            950        1,083
   East Bay Regional Park District G.O.
      Refunding Bonds,
      5.00%, 9/1/17                                             250          255


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 87.9% - CONTINUED

CALIFORNIA - 87.2% - (CONTINUED)
   Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/18                                   $       1,350   $    1,455
      5.38%, 8/1/19                                             625          674
   Glendale Unified School District G.O. Bonds,
      Series D (MBIA Insured),
      5.38%, 9/1/18                                           1,000        1,071
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series A, Enhanced Asset Backed
      (AMBAC Insured),
      5.00%, 6/1/21                                           1,000        1,048
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series B, Enhanced Asset Backed,
      Escrowed to Maturity,
      5.00%, 6/1/10                                           2,000        2,089
   Imperial Irrigation District COP,
      Electric Systems Project,
      6.50%, 11/1/07                                          1,030        1,054
   Los Angeles Community College District
      G.O. Bonds, Series E, 2003 Election
      (FSA Insured),
      5.00%, 8/1/17                                             300          329
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured),
      4.75%, 7/1/15                                           1,250        1,292
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured), Prerefunded,
      4.75%, 7/1/09                                             850          884
   Los Angeles Department of Water & Power
      Waterworks Revenue Bonds, Series C
      (MBIA Insured),
      5.00%, 7/1/29                                           1,300        1,373
   Lucia Mar Unified School District G.O.
      Refunding Bonds (FGIC Insured),
      5.25%, 8/1/22                                           1,300        1,487
   Metropolitan Water District of Southern
      California Waterworks Revenue Bonds,
      Series A, Prerefunded,
      5.50%, 7/1/09                                           1,350        1,428

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 87.9% - CONTINUED

CALIFORNIA - 87.2% - (CONTINUED)
   Modesto Wastewater Revenue Refunding
      Bonds, Series A (FSA Insured),
      5.25%, 11/1/18                                  $       1,000   $    1,103
   Newark Unified School District Capital
      Appreciation G.O. Bonds, Series D,
      Election of 1997 (FSA Insured),
      0.00%, 8/1/24                                           2,430        1,134
   Orange County PFA Lease Revenue Bonds
      (MBIA Insured),
      5.00%, 6/1/18                                           1,500        1,652
   Orange County Water District COP, Series B
      (MBIA Insured),
      5.38%, 8/15/18                                          1,000        1,086
   Ross Elementary School District G.O. Bonds,
      Election 2006
      (MBIA Insured),
      5.25%, 8/1/27                                             455          494
   Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                            915          916
   San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                             500          511
   San Francisco City & County Airports
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 32F (FGIC Insured),
      5.00%, 5/1/15                                           3,300        3,596
   San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project, Prerefunded,
      5.75%, 6/15/08                                            700          736
   San Francisco City & County G.O. Unlimited
      Refunding Bonds, Series R2
      (AMBAC Insured),
      4.00%, 6/15/19                                          1,500        1,496
   San Gabriel Unified School District G.O.
      Bonds, Series A (FSA Insured),
      5.38%, 8/1/18                                             180          195
   San Jose Airport Revenue Bonds, Series A
      (FGIC Insured),
      5.25%, 3/1/16                                           1,000        1,055


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 87.9% - CONTINUED

CALIFORNIA - 87.2% - (CONTINUED)
   San Marcos PFA Capital Appreciation
      Custom Receipts Revenue Bonds,
      Escrowed to Maturity,
      0.00%, 7/1/11                                   $       1,000   $      846
   San Mateo County Community College
      District G.O. Bonds, Series A,
      Election of 2001 (FGIC Insured),
      5.00%, 9/1/21                                           1,000        1,063
   San Mateo County Transit District Revenue
      Bonds, Series A (MBIA Insured),
      Prerefunded,
      5.00%, 6/1/10                                             575          602
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A, Subregional
      Wastewater Project (FGIC Insured),
      4.75%, 9/1/16                                           1,000        1,016
   Southern California Public Power Authority
      Capital Appreciation Subordinate
      Revenue Refunding Bonds, Southtran
      Transmission Project,
      0.00%, 7/1/14                                           1,000          738
   Southern California Public Power Authority
      Power Project Revenue Bonds,
      6.75%, 7/1/12                                           2,100        2,379
   University of California Revenue Bonds,
      Series A, Limited Project (MBIA Insured),
      4.75%, 5/15/26                                          1,900        1,954
   University of California Revenue Bonds,
      Series B, Limited Project,
      4.75%, 5/15/38                                          1,750        1,794
   University of California Revenue Bonds,
      Series C (MBIA Insured),
      4.75%, 5/15/31                                          2,000        2,064
   Washington Township Healthcare District
      Revenue Bonds,
      4.50%, 7/1/07                                           1,005        1,007
      5.00%, 7/1/09                                             250          255
                                                                      ----------
                                                                          82,856
                                                                      ----------

VIRGIN ISLANDS - 0.7%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Note,
      5.63%, 10/1/10                                            705          724
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $80,706)                                                            83,580
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 8.6%
   Bay Area Toll Authority Revenue VRDB,
      Series C, San Francisco Bay Area
      (AMBAC Insured),
      3.73%, 1/4/07                                   $         100   $      100
   California Health Facilities Financing
      Authority Revenue VRDB, Series J,
      Health Facilities-Catholic (Bank of
      America N.A. LOC),
      3.73%, 1/3/07                                             100          100
   California Pollution Control Financing
      Authority PCR Refunding VRDB (Bank
      One N.A. LOC),
      3.92%, 1/2/07                                           1,500        1,500
   California State Department of Water
      Resources Power Supply Revenue VRDB,
      Series B-1 (Bank Of New York LOC),
      3.92%, 1/2/07                                           1,400        1,400
   California State Department of Water
      Resources Power Supply Revenue VRDB,
      Series C-4 (JPMorgan Chase Bank LOC),
      3.84%, 1/4/07                                             100          100
   California State Department of Water
      Resources Power Supply Revenue VRDB,
      Subseries F-5 (Citibank N.A. LOC),
      3.86%, 1/2/07                                             100          100
   California State Department of Water
      Resources Power Supply Revenue VRDB,
      Subseries G-1 (Bank of Nova Scotia LOC),
      3.82%, 1/4/07                                           1,100        1,100
   California State Department of Water
      Resources Power Supply VRDB, Series
      C-7 (FSA Insured),
      3.75%, 1/4/07                                             750          750
   Irvine Improvement Act 1915 Limited
      Obligation Special Assessment VRDB,
      Assessment District No. 93-14 (Bank of
      America N.A. LOC),
      3.75%, 1/2/07                                             200          200
   Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      3.82%, 1/4/07                                             200          200
   Metropolitan Water District of Southern
      California Waterworks Revenue
      Refunding VRDB, Series C1,
      3.70%, 1/4/07                                             300          300
   Orange County Sanitation District VRDB
      COP,
      3.75%, 1/2/07                                             300          300


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 8.6% - CONTINUED
   San Francisco City & County
      Redevelopment Agency Multifamily
      Revenue VRDB, Series A, Bayside Village
      Project (Bank One Arizona N.A. LOC),
      3.77%, 1/3/07                                   $         500   $      500
   San Francisco City & County
      Redevelopment Agency Multifamily
      Revenue VRDB, Series B, Housing -
      Bayside Village Project (Bank One
      Arizona N.A. LOC),
      3.77%, 1/3/07                                           1,500        1,500
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,150)                                                              8,150
                                                                      ----------
TOTAL INVESTMENTS - 96.5%
(COST $88,856)                                                            91,730
                                                                      ----------
   Other Assets less Liabilities - 3.5%                                    3,312
                                                                      ----------
NET ASSETS - 100.0%                                                   $   95,042

At December 31, 2006, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Airport                                                                 5.6%
General                                                                 6.7
General Obligation                                                     16.3
Higher Education                                                       12.7
Medical                                                                 7.3
Power                                                                   8.9
School District                                                         8.5
Utilities                                                              10.8
All other sectors less than 5%                                         23.2
                                                                      -----
Total                                                                 100.0%

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                          $88,856
                                                                         -------
Gross tax appreciation of investments                                    $ 2,958
Gross tax depreciation of investments                                        (84)
                                                                         -------
Net tax appreciation of investments                                      $ 2,874
                                                                         =======

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital  Access

AMBAC - American Municipal Bond Assurance Corporation

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PFA - Public Finance Authority

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB  - Variable Rate Demand Bonds


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
ASSET-BACKED SECURITIES - 14.8%

COMMERCIAL MORTGAGE SERVICES - 14.5%
   Banc of America Commercial
      Mortgage, Inc., Series 2004-5,
      Class A2,
      4.18%, 11/10/41                                 $       4,810   $    4,686
   Bear Stearns Commercial Mortgage
      Securities, Series 2005-PWR9,
      Class A2,
      4.74%, 9/11/42                                          9,085        8,944
   Bear Stearns Commercial Mortgage
      Securities, Series 2006-PW13,
      Class A4,
      5.54%, 9/11/41                                          8,960        9,089
   Chase Manhattan Bank-First Union
      National Bank, Series 1999-1,
      Class A2,
      7.44%, 8/15/31                                          7,390        7,726
   Commercial Mortgage Acceptance
      Corp., Series 1998-C2, Class A3,
      6.04%, 9/15/30                                          5,319        5,353
   Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 1/17/32                                          4,820        4,939
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 2002-CKN2,
      Class A3,
      6.13%, 4/15/37                                          8,858        9,191
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 2004-C5,
      Class A2,
      4.18%, 11/15/37                                         7,780        7,545
   GMAC Commercial Mortgage
      Securities, Inc., Series 2002-C3,
      Class A2,
      4.93%, 7/10/39                                          2,555        2,514
   Greenwich Capital Commercial
      Funding Corp., Series 2005-GG3,
      Class A2,
      4.31%, 8/10/42                                          2,155        2,098
   Greenwich Capital Commercial
      Funding Corp., Series 2006-GG7,
      Class A4,
      5.91%, 7/10/38                                         10,860       11,367
   JP Morgan Chase Commercial
      Mortgage Securities Corp.,
      Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                          5,185        5,095

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
ASSET-BACKED SECURITIES - 14.8% - CONTINUED

COMMERCIAL MORTGAGE SERVICES - 14.5% -(CONTINUED)
   LB-UBS Commercial Mortgage Trust,
      Series 2005-C3, Class A2,
      4.55%, 7/15/30                                  $       7,982   $    7,827
   LB-UBS Commercial Mortgage Trust,
      Series 2005-C5, Class A2,
      4.89%, 9/15/30                                          9,045        8,958
   LB-UBS Commercial Mortgage Trust,
      Series 2006-C6, Class A4,
      5.37%, 9/15/39                                          8,920        8,935
   Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                         4,955        4,813
   Morgan Stanley Capital I,
      Series 2003-T11, Class A4,
      5.15%, 6/13/41                                          8,965        8,901
   Morgan Stanley Capital I,
      Series 2006-HQ9, Class A4,
      5.73%, 7/12/44                                         10,860       11,163
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                          3,300        3,448
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                          9,085        9,470
                                                                      ----------
                                                                         142,062
                                                                      ----------
WHOLE LOAN - 0.3%
   Washington Mutual, Inc.,
      Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                          3,003        2,942
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(COST $145,684)                                                         145,004
                                                                      ----------
CORPORATE BONDS - 20.3%

APPAREL - 0.5%
   Levi Strauss & Co.,
      12.25%, 12/15/12                                        4,445        4,945
                                                                      ----------
BANKS - 0.3%
   RBS Capital Trust III,
      5.51%, 9/29/49                                          2,740        2,708
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 7.7%
   ANZ Capital Trust, (1)(2)
      4.48%, 1/29/49                                          4,500        4,374


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
CORPORATE BONDS - 20.3%- CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 7.7% - (CONTINUED)
   Capital One Capital III,
      7.69%, 8/15/36                                  $       5,050   $    5,719
   General Electric Capital Corp.,
      5.88%, 2/15/12                                          8,250        8,484
   Goldman Sachs Group, Inc.,
      6.45%, 5/1/36                                           3,175        3,303
   International Lease Finance Corp.,
      5.40%, 2/15/12                                          5,610        5,615
   Lehman Brothers Holdings, Inc.,
      5.75%, 5/17/13                                          3,380        3,433
   Merrill Lynch & Co., Inc.,
      6.22%, 9/15/26                                          3,055        3,148
   Nelnet, Inc.,
      7.40%, 9/29/36                                          3,550        3,656
   Power Receivable Finance LLC, (1) (2)
      6.29%, 1/1/12                                           1,338        1,345
   Residential Capital Corp.,
      7.20%, 4/17/09 (1) (2)                                  5,460        5,489
      6.38%, 6/30/10                                          4,240        4,289
   Swiss Re Capital I LP, (1) (2)
      6.85%, 5/29/49                                          5,000        5,246
   TRAINS, (1)
      7.55%, 5/1/16                                          18,658       19,040
   UBS Preferred Funding Trust V,
      6.24%, 5/29/49                                          2,605        2,698
                                                                      ----------
                                                                          75,839
                                                                      ----------
ELECTRIC - 1.9%
   AES (The) Corp.,
      9.50%, 6/1/09                                           5,135        5,495
   Edison Mission Energy,
      7.73%, 6/15/09                                          4,325        4,476
   PSEG Energy Holdings LLC,
      10.00%, 10/1/09                                         5,215        5,710
   Virginia Electric and Power Co.,
      6.00%, 1/15/36                                          2,410        2,399
                                                                      ----------
                                                                          18,080
                                                                      ----------
GAMING - 1.0%
   Harrah's Operating Co., Inc.,
      6.50%, 6/1/16                                           5,985        5,359

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
CORPORATE BONDS - 20.3% - CONTINUED

GAMING - 1.0% - (CONTINUED)
   MGM Mirage,
      7.63%, 1/15/17                                  $       4,815   $    4,827
                                                                      ----------
                                                                          10,186
                                                                      ----------
HEALTHCARE - SERVICES - 0.4%
   HCA, Inc., (1)
      9.13%, 11/15/14                                         3,305        3,532
                                                                      ----------
HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Kansas City Southern Railway,
      9.50%, 10/1/08                                          4,105        4,290
                                                                      ----------
INSURANCE - 1.2%
   Genworth Financial, Inc.,
      6.15%, 11/15/66                                         3,600        3,595
   Lincoln National Corp.,
      7.00%, 5/17/66                                          3,480        3,688
   Metlife, Inc.,
      6.40%, 12/15/36                                         4,325        4,345
                                                                      ----------
                                                                          11,628
                                                                      ----------
MACHINERY - DIVERSIFIED - 0.3%
   Case New Holland, Inc.,
      9.25%, 8/1/11                                           3,130        3,314
                                                                      ----------
MEDIA - 0.8%
   Charter Communications Operating
      LLC/Charter Communications
      Operating Capital, (1)
      8.00%, 4/30/12                                          4,545        4,721
   Comcast Corp.,
      4.95%, 6/15/16                                          3,610        3,377
                                                                      ----------
                                                                           8,098
                                                                      ----------
OIL & GAS - 1.0%
   Premcor Refining Group (The), Inc.,
      9.50%, 2/1/13                                           1,950        2,106
      6.75%, 5/1/14                                           7,385        7,526
                                                                      ----------
                                                                           9,632
                                                                      ----------
OIL & GAS PRODUCERS - 0.3%
   Chesapeake Energy Corp.,
      7.50%, 6/15/14                                          3,185        3,308
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
CORPORATE BONDS - 20.3% - CONTINUED

OIL & GAS SERVICES - 0.4%
   Dresser-Rand Group, Inc.,
      7.38%, 11/1/14                                  $       3,830   $    3,859
                                                                      ----------
PIPELINES - 0.7%
   Consolidated Natural Gas Co.,
      5.00%, 3/1/14                                           2,905        2,802
   Williams Cos., Inc.,
      8.13%, 3/15/12                                          3,435        3,718
                                                                      ----------
                                                                           6,520
                                                                      ----------
REAL ESTATE - 0.3%
   EOP Operating LP,
      7.88%, 7/15/31                                          2,595        3,058
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
   iStar Financial, Inc.,
      5.88%, 3/15/16                                          3,110        3,082
   Simon Property Group LP,
      5.25%, 12/1/16                                          4,780        4,658
                                                                      ----------
                                                                           7,740
                                                                      ----------
RETAIL - 0.6%
   Home Depot, Inc.,
      5.88%, 12/16/36                                         5,750        5,643
                                                                      ----------
SAVINGS & LOANS - 0.6%
   Washington Mutual Preferred Funding
      Delaware, (1)
      6.53%, 3/29/49                                          5,600        5,536
                                                                      ----------
TELECOMMUNICATIONS - 1.1%
   Sprint Capital Corp.,
      6.90%, 5/1/19                                           3,805        3,923
   Verizon Global Funding Corp.,
      5.85%, 9/15/35                                          3,220        3,084
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                          2,335        2,365
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                          1,600        1,645
                                                                      ----------
                                                                          11,017
                                                                      ----------
TOTAL CORPORATE BONDS
(COST $197,608)                                                          198,933
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        (000S)(3)       (000S)
                                                      ------------    ----------
DEBT OBLIGATION - 2.9%

JAPANESE YEN - 2.9%
   Government of Japan Ten Year Bond,
      1.70%, 9/20/16                                      3,350,000   $   28,243
                                                                      ----------
TOTAL DEBT OBLIGATION
(COST $28,851)                                                            28,243
                                                                      ----------
FOREIGN BONDS - 1.6%

EURO - 1.6%
   Barclays Bank PLC,
      4.88%, 12/31/49                                         1,500        1,916
   Bayer A.G.,
      6.00%, 4/10/12                                          2,300        3,253
   Publicis Group,
      4.13%, 1/31/12                                          1,500        1,936
   Rolls-Royce Group PLC,
      4.50%, 3/16/11                                          1,600        2,126
   Telecom Italia Finance S.A.,
      7.75%, 1/24/33                                          3,000        4,692
   TNT N.V.,
      3.88%, 6/1/15                                           1,500        1,877
                                                                      ----------
                                                                          15,800
                                                                      ----------
TOTAL FOREIGN BONDS
(COST $15,305)                                                            15,800
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
FOREIGN ISSUER BONDS - 4.6%

BANKS - 1.7%
   HSBC Holdings PLC,
      6.50%, 5/2/36                                   $       4,755        5,115
   Lloyds TSB Group PLC, (1)
      6.27%, 12/31/49                                         5,805        5,805
   Shinsei Finance Cayman Ltd., (1) (2)
      6.42%, 1/29/49                                          5,975        5,968
                                                                      ----------
                                                                          16,888
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   MUFG Capital Finance 1 Ltd.,
      6.35%, 7/29/49                                          8,255        8,378
   SMFG Preferred Capital 1 Ltd., (1)
      6.08%, 1/29/49                                          6,515        6,462
                                                                      ----------
                                                                          14,840
                                                                      ----------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
FOREIGN ISSUER BONDS - 4.6% - CONTINUED

ELECTRIC - 0.3%
   Abu Dhabi National Energy Co., (1)
      6.50%, 10/27/36                                 $       3,065   $    3,161
                                                                      ----------
INSURANCE - 0.9%
   Allied World Assurance Holdings Ltd.
      of Bermuda,
      7.50%, 8/1/16                                           2,620        2,812
   AXA S.A., (1)
      6.46%, 12/14/18                                         5,505        5,435
                                                                      ----------
                                                                           8,247
                                                                      ----------
OIL & GAS - 0.2%
   Dong Energy A/S,
      5.50%, 6/29/15                                          1,500        1,988
                                                                      ----------
TOTAL FOREIGN ISSUER BONDS
(COST $44,653)                                                            45,124
                                                                      ----------
U.S. GOVERNMENT AGENCIES - 38.4% (4)

FANNIE MAE - 25.4%
   Pool #255452,
      5.50%, 10/1/19                                          7,530        7,536
   Pool #535714,
      7.50%, 1/1/31                                             230          240
   Pool #535982,
      7.50%, 5/1/31                                             521          543
   Pool #545003,
      8.00%, 5/1/31                                              18           19
   Pool #545437,
      7.00%, 2/1/32                                             514          529
   Pool #545556,
      7.00%, 4/1/32                                             345          355
   Pool #545757,
      7.00%, 6/1/32                                           2,547        2,621
   Pool #555189,
      7.00%, 12/1/32                                          1,719        1,768
   Pool #581806,
      7.00%, 7/1/31                                             772          794
   Pool #725424,
      5.50%, 4/1/34                                          23,175       22,939
   Pool #725787,
      5.00%, 9/1/19                                          18,252       17,963
   Pool #739433,
      5.00%, 10/1/18                                            490          483

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
U.S. GOVERNMENT AGENCIES - 38.4% (4) - CONTINUED

FANNIE MAE - 25.4% - (CONTINUED)
   Pool #796371,
      5.00%, 10/1/19                                  $         291   $      286
   Pool #796457,
      6.00%, 9/1/34                                          13,028       13,126
   Pool #797773,
      5.00%, 3/1/20                                           2,031        1,996
   Pool #814782,
      7.00%, 4/1/35                                              55           57
   Pool #831810,
      6.00%, 9/1/36                                          19,655       19,788
   Pool TBA, (5)
      4.50%, 1/15/18                                         27,165       26,197
      5.00%, 1/1/34                                          31,270       30,185
      6.00%, 12/31/49                                        65,565       65,995
      5.50%, 12/31/49                                         1,750        1,749
      5.50%, 12/31/64                                        35,025       34,609
                                                                      ----------
                                                                         249,778
                                                                      ----------
FREDDIE MAC - 0.6%
   Pool TBA, (5)
      5.50%, 1/15/33                                          6,003        5,791
                                                                      ----------
FREDDIE MAC GOLD - 11.7%
   Pool #A46279,
      5.00%, 7/1/35                                          28,101       27,123
   Pool #C00910,
      7.50%, 1/1/30                                             832          868
   Pool TBA, (5)
      5.50%, 12/15/08                                        85,070       84,113
      6.00%, 1/31/33                                          2,700        2,719
                                                                      ----------
                                                                         114,823
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.7%
   Pool #595091,
      6.00%, 10/15/32                                         2,192        2,225
   Pool #627123,
      5.50%, 3/15/34                                          4,625        4,606
                                                                      ----------
                                                                           6,831
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $380,476)                                                          377,223
                                                                      ----------
U.S. GOVERNMENT OBLIGATIONS - 15.1%

U.S. TREASURY BOND - 0.5%
      4.50%, 2/15/36                                          4,819        4,583
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
U.S. GOVERNMENT OBLIGATIONS - 15.1% - CONTINUED

U.S. TREASURY NOTES - 14.6%
      4.88%, 10/31/08                                 $      12,220   $   12,226
      4.63%, 11/15/09                                        10,988       10,954
      4.50%, 11/30/11                                         2,200        2,180
      4.63%, 11/15/16                                       119,276      118,493
                                                                      ----------
                                                                         143,853
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $149,234)                                                          148,436
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
WARRANTS - 0.0%
   Leap Wireless International,
      Exp. 4/15/10, Strike $96.80,(1) *                         500           --
                                                                      ----------
TOTAL WARRANTS
(COST $5)                                                                     --
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 28.0%
   FHLB Discount Note,
      4.87%, 1/3/07                                   $     128,135      128,101
   ING, Belgium, Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                         146,746      146,746
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $274,847)                                                          274,847
                                                                      ----------
TOTAL INVESTMENTS - 125.7%
(COST $1,236,663)                                                      1,233,610
                                                                      ----------
   Liabilities less Other Assets - (25.7)%                              (252,177)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  981,433

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At December 31, 2006, the value of these restricted illiquid securities amounted to approximately $22,422,000 or 2.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                     ACQUISITION
                                                 ACQUISITION             COST
SECURITY                                            DATE                (000S)
--------                                    ----------------------   -----------
ANZ Capital Trust,
4.48%, 1/29/49                                      9/21/06            $ 4,368
Power Receivable Finance LLC,
6.29%, 1/1/12                                       9/30/03              1,337
Residential Capital Corp.,
7.20%, 4/17/09                                      9/29/06              5,486
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                      2/16/06              6,011
Swiss Re Capital I LP,
6.85%, 5/29/49                                      5/4/06               5,000

(3)  Principal amounts stated in local currencies.

(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)  When-Issued Security

*    Non-Income Producing Security

At December 31, 2006, Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                     AMOUNT         IN         AMOUNT
CONTRACTS            (LOCAL      EXCHANGE      (LOCAL                 UNREALIZED
TO DELIVER         CURRENCY)       FOR       CURRENCY)   SETTLEMENT     GAINS
CURRENCY             (000S)     CURRENCY       (000S)       DATE        (000S)
----------------   ---------   -----------   ---------   ----------   ----------
Japanese
Yen                3,367,150   U.S. Dollar     28,578      1/11/07       $224
Euro                  14,300   U.S. Dollar     18,929      1/12/07         38
                                                                         ----
Total                                                                    $262

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $1,236,663
                                                                      ----------
Gross tax appreciation of investments                                 $    4,423
Gross tax depreciation of investments                                     (7,476)
                                                                      ----------
Net tax depreciation of investments                                   $   (3,053)
                                                                      ==========


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (000S)(1)       (000S)
                                                      -------------   ----------
DEBT OBLIGATIONS - 96.9%

BRITISH POUND STERLING - 10.9%
   Treasury of Great Britain,
      5.00%, 3/7/08                                             362   $      707
      4.25%, 3/7/11                                             235          447
      5.00%, 9/7/14                                             300          593
      4.75%, 3/7/20                                             238          471
      5.00%, 3/7/25                                             159          331
      4.25%, 3/7/36                                             317          625
                                                                      ----------
                                                                           3,174
                                                                      ----------
CANADIAN DOLLAR - 3.8%
   Government of Canada,
      5.00%, 6/1/14                                           1,230        1,118
                                                                      ----------
DANISH KRONE - 4.2%
   Government of Denmark,
      4.00%, 8/15/08                                          6,920        1,228
                                                                      ----------
EURO - 35.8%
   Bundesobligation,
      3.25%, 4/17/09                                            185          241
   Buoni Poliennali Del Tesoro,
      4.50%, 5/1/09                                             280          374
      5.25%, 11/1/29                                            590          874
   Deutsche Bundesrepublik,
      4.25%, 1/4/14                                             850        1,143
      4.00%, 7/4/16                                             420          556
      6.25%, 1/4/24                                             450          752
      6.50%, 7/4/27                                             990        1,736
      5.50%, 1/4/31                                              95          152
   Government of Belgium,
      5.00%, 9/28/11                                            400          552
      4.25%, 9/28/14                                            190          256
   Government of Finland,
      5.00%, 7/4/07                                             500          664
      3.00%, 7/4/08                                             475          619
   Government of France O.A.T.,
      4.75%, 10/25/12                                           500          687
   Government of France Treasury Note
      BTAN,
      2.50%, 7/12/10                                            413          520
   Government of Ireland,
      5.00%, 4/18/13                                            100          140
   Government of Netherlands,
      2.75%, 1/15/09                                            440          568

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (000S)(1)       (000S)
                                                      -------------   ----------
DEBT OBLIGATIONS - 96.9% - CONTINUED

EURO - 35.8% - (CONTINUED)
   Government of Spain,
      3.25%, 7/30/10                                            188   $      243
   Portugal Obrigacoes do Tesouro OT,
      5.15%, 6/15/11                                            300          414
                                                                      ----------
                                                                          10,491
                                                                      ----------
JAPANESE YEN - 18.9%
   Government of Japan Five Year Bonds,
      1.10%, 3/20/11                                         80,000          672
   Government of Japan Ten Year Bonds,
      1.80%, 9/21/09                                         60,000          517
      1.90%, 6/21/10                                         75,000          650
      1.40%, 9/20/11                                         53,000          449
      1.50%, 3/20/12                                         15,000          127
      0.80%, 3/20/13                                        160,000        1,300
      1.90%, 6/20/14                                         36,500          316
   Government of Japan Twenty Year Bonds,
      1.90%, 3/22/21                                        180,000        1,516
                                                                      ----------
                                                                           5,547
                                                                      ----------
SWEDISH KRONA - 0.9%
   Kingdom of Sweden,
      9.00%, 4/20/09                                          1,600          260
                                                                      ----------
UNITED STATES DOLLAR - 22.4%
   Freddie Mac,
      5.13%, 7/15/12                                            750          755
   U.S. Treasury Bonds,
      8.75%, 5/15/17                                            600          794
      6.38%, 8/15/27                                            750          892
      4.50%, 2/15/36                                            165          157
   U.S. Treasury Notes,
      5.00%, 7/31/08                                          1,171        1,173
      4.63%, 11/30/08                                           300          300
      4.88%, 8/15/09                                            780          782
      4.63%, 11/15/09                                           300          299
      4.38%, 12/15/10                                           300          297
      4.13%, 5/15/15                                            650          624
      5.13%, 5/15/16                                            485          500
                                                                      ----------
                                                                           6,573
                                                                      ----------
TOTAL DEBT OBLIGATIONS
(COST $26,352)                                                            28,391
                                                                      ----------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 2.0%
   ING, Belgium, Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                   $         602   $      602
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $602)                                                                  602
                                                                      ----------
TOTAL INVESTMENTS - 98.9%
(COST $26,954)                                                            28,993
                                                                      ----------
   Other Assets less Liabilities - 1.1%                                      313
                                                                      ----------
NET ASSETS - 100.0%                                                   $   29,306

(1)  Principal amounts stated in local currencies.

At December 31, 2006, the industry sectors for the Global Fixed Income Fund as a percentage of investments including cash were:

INDUSTRY SECTOR                                                            %
---------------                                                          -----
Other Governments                                                         75.4%
U.S. Government                                                           19.9
AAA                                                                        2.6
Cash and Equivalents                                                       2.1
                                                                         -----
Total                                                                    100.0%

At December 31, 2006, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT        IN          AMOUNT
CONTRACTS     (LOCAL      EXCHANGE       (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY       (000S)     CURRENCY       (000S)       DATE         (000S)
----------   ---------   -----------   ---------   ----------   -----------
British
Pound            703     U.S. Dollar      1,381      1/25/07        $  4
Canadian
Dollar           551     U.S. Dollar        478      1/25/07           5
Danish
Krone          5,261     U.S. Dollar        935      1/25/07           3
U.S.                     Australian
Dollar           114     Dollar             145      1/25/07           1
U.S.
Dollar           940     Euro               709      1/25/07          (2)
U.S.                     Japanese
Dollar         3,179     Yen            369,800      1/25/07         (60)
U.S.                     Swedish
Dollar            94     Krona              640      1/25/07          --
                                                                    ----
Total                                                               $(49)

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $26,954
                                                                        -------
Gross tax appreciation of investments                                   $ 2,413
Gross tax depreciation of investments                                      (374)
                                                                        -------
Net tax appreciation of investments                                     $ 2,039
                                                                        =======


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9%
ADVERTISING - 1.5%
   Advanstar Communications, Inc.,
      12.00%, 2/15/11                                      $  9,055   $    9,462
   Donnelley (R.H.) Corp.,
      8.88%, 1/15/16                                          8,000        8,400
   Donnelley (R.H.), Inc.,
      10.88%, 12/15/12                                        7,263        7,917
                                                                      ----------
                                                                          25,779
                                                                      ----------
AEROSPACE/DEFENSE - 1.0%
   L-3 Communications Corp.,
      6.38%, 10/15/15                                         7,965        7,886
   Moog, Inc.,
      6.25%, 1/15/15                                          9,890        9,593
                                                                      ----------
                                                                          17,479
                                                                      ----------
APPAREL - 0.7%
   Levi Strauss & Co.,
      12.25%, 12/15/12                                        2,825        3,143
      9.75%, 1/15/15                                          8,375        9,024
                                                                      ----------
                                                                          12,167
                                                                      ----------
AUTO MANUFACTURERS - 2.1%
   General Motors Corp.,
      7.13%, 7/15/13                                         39,275       37,017
                                                                      ----------
AUTO PARTS & EQUIPMENT - 1.5%
   ArvinMeritor, Inc.,
      8.75%, 3/1/12                                           9,875       10,146
   Goodyear Tire & Rubber (The) Co.,
      7.86%, 8/15/11                                          7,200        7,236
      8.63%, 12/1/11 (1)                                      1,900        1,962
   Lear Corp., (1)
      8.50%, 12/1/13                                          6,675        6,475
                                                                      ----------
                                                                          25,819
                                                                      ----------
BEVERAGES - 0.7%
   Constellation Brands, Inc.,
      7.25%, 9/1/16                                          12,225       12,561
                                                                      ----------
BUILDING MATERIALS - 0.9%
   Gibraltar Industries, Inc.,
      8.00%, 12/1/15                                         10,350       10,208
   Ply Gem Industries, Inc.,
      9.00%, 2/15/12                                          6,750        5,737
                                                                      ----------
                                                                          15,945
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
CABLE TELEVISION - 0.8%
   Mediacom Broadband LLC,
      8.50%, 10/15/15                                      $ 13,975   $   14,150
                                                                      ----------
CHEMICALS - 2.8%
   BCP Crystal U.S. Holdings Corp.,
      9.63%, 6/15/14                                          2,780        3,072
   Hexion US Finance Corp/Hexion Nova
      Scotia Finance ULC, (1)
      9.75%, 11/15/14                                        10,350       10,492
   Lyondell Chemical Co.,
      8.00%, 9/15/14                                         14,375       14,914
   Mosaic (The) Co., (1)
      7.38%, 12/1/14                                          7,100        7,286
   NewMarket Corp., (1)
      7.13%, 12/15/16                                         7,650        7,650
   PolyOne Corp.,
      10.63%, 5/15/10                                         5,575        5,910
                                                                      ----------
                                                                          49,324
                                                                      ----------
COMMERCIAL SERVICES - 2.8%
   Corrections Corp. of America,
      6.25%, 3/15/13                                          7,100        7,038
   Education Management LLC/Education
      Management Corp., (1)
      10.25%, 6/1/16                                          6,525        6,900
   H&E Equipment Services, Inc.,
      8.38%, 7/15/16                                          5,675        5,945
   Hertz Corp., (1)
      8.88%, 1/1/14                                          10,500       10,999
   NCO Group, Inc., (1)
      11.88%, 11/15/14                                        5,700        5,771
   Service Corp. International,
      7.70%, 4/15/09                                          2,615        2,713
      7.00%, 6/15/17                                          2,500        2,531
   United Rentals North America, Inc.,
      6.50%, 2/15/12                                          6,575        6,493
                                                                      ----------
                                                                          48,390
                                                                      ----------
COMPUTERS - 0.8%
   Sungard Data Systems, Inc.,
      9.13%, 8/15/13                                         13,856       14,549
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 5.9%
   American Real Estate Partners
      LP/American Real Estate Finance Corp.,
      7.13%, 2/15/13                                         11,010       11,065


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 5.9% - (CONTINUED)
   Ford Motor Credit Co.,
      8.00%, 12/15/16                                      $  9,400   $    9,288
   General Motors Acceptance Corp.,
      6.75%, 12/1/14                                         28,355       29,124
   Momentive Performance Materials, Inc., (1)
      9.75%, 12/1/14                                          5,650        5,650
      11.50%, 12/1/16                                         1,900        1,862
   Nelnet, Inc.,
      7.40%, 9/29/36                                          6,425        6,616
   Residential Capital Corp., (1)(2)
      7.20%, 4/17/09                                         10,000       10,054
   TRAINS, (1)
      7.55%, 5/1/16                                          28,416       28,998
                                                                      ----------
                                                                         102,657
                                                                      ----------
ELECTRIC - 6.7%
   AES (The) Corp.,
      9.50%, 6/1/09                                          16,290       17,430
   Aquila, Inc.,
      14.88%, 7/1/12                                          6,925        9,037
   CMS Energy Corp.,
      9.88%, 10/15/07                                         5,130        5,290
      8.50%, 4/15/11                                          1,390        1,512
   Edison Mission Energy,
      7.73%, 6/15/09                                         10,285       10,645
      7.50%, 6/15/13                                         11,425       11,939
   Mirant North America LLC,
      7.38%, 12/31/13                                         7,775        7,892
   NRG Energy, Inc.,
      7.38%, 2/1/16                                          12,200       12,261
      7.38%, 1/15/17                                          5,650        5,664
   PSEG Energy Holdings LLC,
      10.00%, 10/1/09                                        14,635       16,025
   Sierra Pacific Power Co.,
      6.25%, 4/15/12                                          1,300        1,320
   Sierra Pacific Resources,
      8.63%, 3/15/14                                          4,270        4,585
   TECO Energy, Inc.,
      6.75%, 5/1/15                                           4,925        5,147
   TXU Corp.,
      6.50%, 11/15/24                                         8,325        7,843
                                                                      ----------
                                                                         116,590
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   Superior Essex Communications
   LLC/Essex Group, Inc.,
      9.00%, 4/15/12                                       $  6,175   $    6,422
                                                                      ----------
ENGINEERING & CONSTRUCTION - 0.2%
   Esco Corp., (1)
      8.63%, 12/15/13                                         3,900        4,007
                                                                      ----------
ENTERTAINMENT - 0.4%
   Warner Music Group,
      7.38%, 4/15/14                                          6,685        6,618
                                                                      ----------
ENVIRONMENTAL CONTROL - 0.7%
   Allied Waste North America,
      9.25%, 9/1/12                                          11,084       11,777
                                                                      ----------
FOOD - 1.8%
   Dole Food Co., Inc.,
      7.25%, 6/15/10                                          4,945        4,710
   Pinnacle Foods Holding Corp.,
      8.25%, 12/1/13                                          4,700        4,811
   Smithfield Foods, Inc.,
      7.00%, 8/1/11                                           5,275        5,328
   Supervalu, Inc.,
      7.50%, 5/15/12                                         12,325       12,703
      7.50%, 11/15/14                                         2,825        2,946
                                                                      ----------
                                                                          30,498
                                                                      ----------
FOREST PRODUCTS & PAPER - 2.7%
   Boise Cascade LLC,
      7.13%, 10/15/14                                         5,710        5,524
   Bowater, Inc.,
      9.00%, 8/1/09                                           7,235        7,579
   Georgia-Pacific Corp.,
      8.13%, 5/15/11                                         16,615       17,446
   Glatfelter,
      7.13%, 5/1/16                                           6,175        6,206
   Verso Paper Holdings LLC and Verson
      Paper, Inc., (1)
      11.38%, 8/12/16                                        10,025       10,526
                                                                      ----------
                                                                          47,281
                                                                      ----------
GAMING - 5.6%
   Buffalo Thunder Development
      Authority, (1)
      9.38%, 12/15/14                                         6,325        6,420


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
GAMING - 5.6% - (CONTINUED)
   Chukchansi Economic Development
      Authority, (1)(2)
       8.00%, 11/15/13                                     $  7,425   $    7,713
   Harrah's Operating Co., Inc.,
      6.50%, 6/1/16                                          17,900       16,027
   Isle of Capri Casinos, Inc.,
      7.00%, 3/1/14                                           9,275        9,229
   MGM Mirage,
      8.50%, 9/15/10                                         14,775       15,809
      6.75%, 4/1/13                                           5,825        5,694
      7.63%, 1/15/17                                          2,825        2,832
   Pinnacle Entertainment, Inc.,
      8.25%, 3/15/12                                          6,050        6,111
   River Rock Entertainment Authority,
      9.75%, 11/1/11                                         11,141       11,809
   Seneca Gaming Corp.,
      7.25%, 5/1/12                                           7,295        7,423
   Wimar Opco LLC, (1)
      9.63%, 12/15/14                                         8,500        8,415
                                                                      ----------
                                                                          97,482
                                                                      ----------
HEALTHCARE - PRODUCTS - 0.4%
   Accellent, Inc.,
      10.50%, 12/1/13                                         6,775        7,029
                                                                      ----------
HEALTHCARE - SERVICES - 3.3%
   AMR HoldCo Inc./Emcare HoldCo Inc.,
      10.00%, 2/15/15                                         4,835        5,234
   HCA, Inc., (1)
      9.13%, 11/15/14                                        18,800       20,093
      9.25%, 11/15/16                                        18,800       20,139
   Tenet Healthcare Corp.,
      7.38%, 2/1/13                                           4,956        4,553
      6.88%, 11/15/31                                         8,225        6,601
                                                                      ----------
                                                                          56,620
                                                                      ----------
HOME BUILDERS - 1.2%
   KB Home,
      5.75%, 2/1/14                                          11,050       10,169
   Technical Olympic USA, Inc.,
      8.25%, 4/1/11 (1)                                       6,725        6,557
      7.50%, 1/15/15                                          5,130        4,001
                                                                      ----------
                                                                          20,727
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 1.4%
   ACCO Brands Corp.,
      7.63%, 8/15/15                                       $  8,190   $    8,046
   Gregg Appliances, Inc.,
      9.00%, 2/1/13                                           5,060        4,832
   Spectrum Brands, Inc.,
      7.38%, 2/1/15                                           6,780        5,865
   Visant Holding Corp.,
      8.75%, 12/1/13                                          4,625        4,764
                                                                      ----------
                                                                          23,507
                                                                      ----------
INSURANCE - 0.7%
   Crum & Forster Holdings Corp.,
      10.38%, 6/15/13                                        11,830       12,806
                                                                      ----------
LEISURE TIME - 0.3%
   Leslie's Poolmart,
      7.75%, 2/1/13                                           4,630        4,607
                                                                      ----------
MACHINERY - DIVERSIFIED - 0.6%
   Case New Holland, Inc.,
      9.25%, 8/1/11                                          10,350       10,958
                                                                      ----------
MEDIA - 6.7%
   American Media Operations, Inc.,
      10.25%, 5/1/09                                         12,262       11,879
   CCH I Holdings LLC,
      13.50%, 1/15/14                                        17,800       17,489
   CCH I LLC,
      11.00%, 10/1/15                                        18,968       19,466
   Charter Communications Operating
      LLC/Charter Communications
   Operating Capital, (1)
      8.00%, 4/30/12                                          9,750       10,128
   CSC Holdings, Inc.,
      8.13%, 7/15/09                                         12,025       12,461
      7.00%, 4/15/12 (1)                                      4,315        4,207
   Dex Media East LLC,
      12.13%, 11/15/12                                        4,850        5,341
   Echostar DBS Corp.,
      7.00%, 10/1/13                                          7,650        7,640
   Idearc, Inc., (1)
      8.00%, 11/15/16                                        15,775       16,012
   Liberty Media Corp.,
      8.25%, 2/1/30                                           3,635        3,563


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
MEDIA - 6.7% - (CONTINUED)
   Young Broadcasting, Inc.,
      10.00%, 3/1/11                                       $  7,975   $    7,576
                                                                      ----------
                                                                         115,762
                                                                      ----------
MISCELLANEOUS MANUFACTURING - 0.6%
   Park-Ohio Industries, Inc.,
      8.38%, 11/15/14                                        11,585       10,803
                                                                      ----------
OIL & GAS - 3.7%
   AmeriGas Partners LP/AmeriGas Eagle
      Finance Corp.,
      7.13%, 5/20/16                                          7,690        7,690
   Denbury Resources. Inc.,
      7.50%, 12/15/15                                         5,175        5,279
   Encore Acquisition Co.,
      7.25%, 12/1/17                                          6,400        6,192
   Giant Industries, Inc.,
      11.00%, 5/15/12                                         4,705        5,046
      8.00%, 5/15/14                                          1,000        1,081
   Inergy LP/Inergy Finance Corp.,
      8.25%, 3/1/16                                           8,300        8,715
   Pioneer Natural Resources Co.,
      6.88%, 5/1/18                                           5,000        4,834
   Quicksilver Resources, Inc.,
      7.13%, 4/1/16                                          10,940       10,694
   Stone Energy Corp., (1)
      8.24%, 7/15/10                                          5,250        5,198
   Whiting Petroleum Corp.,
      7.00%, 2/1/14                                           9,575        9,551
                                                                      ----------
                                                                          64,280
                                                                      ----------
OIL & GAS PRODUCERS - 2.4%
   Chesapeake Energy Corp.,
      7.50%, 6/15/14                                          7,700        7,999
      6.88%, 1/15/16                                         15,225       15,358
   Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                          3,285        3,453
   Swift Energy Co.,
      7.63%, 7/15/11                                          5,100        5,189
      9.38%, 5/1/12                                           8,460        8,925
                                                                      ----------
                                                                          40,924
                                                                      ----------
OIL & GAS SERVICES - 0.6%
   Dresser-Rand Group, Inc.,
      7.38%, 11/1/14                                          9,927       10,001
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
PACKAGING & CONTAINERS - 2.6%
   Ball Corp.,
      6.63%, 3/15/18                                       $  6,450   $    6,418
   Covalence Specialty Materials Corp., (1)
      10.25%, 3/1/16                                          4,650        4,255
   Crown Americas LLC/Crown Americas
      Capital Corp.,
      7.63%, 11/15/13                                         8,250        8,497
   Jefferson Smurfit Corp. U.S.,
      7.50%, 6/1/13                                          10,525        9,893
   Owens-Illinois, Inc.,
      8.10%, 5/15/07                                          4,685        4,697
   Packaging Dynamics Finance Corp., (1)(2)
      10.00%, 5/1/16                                          4,000        4,000
   Solo Cup Co.,
      8.50%, 2/15/14                                          9,350        8,088
                                                                      ----------
                                                                          45,848
                                                                      ----------
PIPELINES - 3.0%
   El Paso Corp.,
      7.75%, 6/15/10                                         14,270       15,091
   Pacific Energy Partners LP/Pacific
      Energy Finance Corp.,
      6.25%, 9/15/15                                          4,725        4,619
   Southern Natural Gas Co.,
      7.35%, 2/15/31                                         16,025       17,640
   Williams Cos., Inc.,
      8.13%, 3/15/12                                         14,125       15,290
                                                                      ----------
                                                                          52,640
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.7%
   Crescent Real Estate Equities LP,
      7.50%, 9/15/07                                          4,665        4,683
   Omega Healthcare Investors, Inc.,
      7.00%, 4/1/14                                           7,925        7,984
   Saxon Capital, Inc., (1) (2)
      12.00%, 5/1/14                                          4,850        6,930
   Trustreet Properties, Inc.,
      7.50%, 4/1/15                                           9,715       10,492
                                                                      ----------
                                                                          30,089
                                                                      ----------
RETAIL - 1.7%
   Dave & Buster's, Inc.,
      11.25%, 3/15/14                                         6,175        6,268
   Neiman-Marcus Group, Inc.,
      10.38%, 10/15/15                                        8,250        9,178


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
RETAIL - 1.7% - (CONTINUED)
   Petro Stopping Centers LP/Petro
      Financial Corp.,
      9.00%, 2/15/12                                       $  6,180   $    6,396
   The Restaurant Co.,
      10.00%, 10/1/13                                         7,925        7,459
                                                                      ----------
                                                                          29,301
                                                                      ----------
SEMICONDUCTORS - 1.0%
   Freescale Semiconductor, Inc., (1)
      8.88%, 12/15/14                                        17,000       16,936
                                                                      ----------
SOFTWARE - 0.3%
   SS&C Technologies, Inc.,
      11.75%, 12/1/13                                         4,705        5,105
                                                                      ----------
TELECOMMUNICATIONS - 6.5%
   American Cellular Corp.,
      10.00%, 8/1/11                                         13,000       13,747
   Centennial Cellular Operating Co.,
      10.13%, 6/15/13                                         3,630        3,911
   Centennial Communications Corp.,
      10.00%, 1/1/13                                          7,225        7,686
   Cincinnati Bell, Inc.,
      8.38%, 1/15/14                                         10,750       11,046
   Citizens Communications Co.,
      9.00%, 8/15/31                                          5,700        6,184
   Hawaiian Telcom Communications, Inc.,
      12.50%, 5/1/15                                          3,725        3,902
   PanAmSat Corp.,
      9.00%, 8/15/14                                          8,936        9,439
   Qwest Capital Funding, Inc.,
      7.90%, 8/15/10                                         14,250       14,838
      6.88%, 9/15/33                                          8,350        7,974
   Qwest Corp.,
      7.88%, 9/1/11                                           8,125        8,653
   Rural Cellular Corp.,
      9.75%, 1/15/10                                         10,310       10,594
   West Corp., (1)
      11.00%, 10/15/16                                        5,995        6,055
   Windstream Corp., (1)
      8.63%, 8/1/16                                           7,625        8,349
                                                                      ----------
                                                                         112,378
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
CORPORATE BONDS - 80.9% - CONTINUED
TEXTILES - 0.9%
   Collins & Aikman Floor Cover,
      9.75%, 2/15/10                                       $  6,575   $    6,723
   Invista, (1) (2)
      9.25%, 5/1/12                                           8,590        9,213
                                                                      ----------
                                                                          15,936
                                                                      ----------
TOBACCO - 0.3%
   Reynolds American, Inc.,
      7.88%, 5/15/09                                          4,450        4,635
                                                                      ----------
TRANSPORTATION - 1.0%
   Kansas City Southern Railway,
      9.50%, 10/1/08                                          8,475        8,856
   Overseas Shipholding Group,
      8.25%, 3/15/13                                          7,465        7,848
                                                                      ----------
                                                                          16,704
                                                                      ----------
TOTAL CORPORATE BONDS
(COST $1,372,845)                                                      1,404,108

FOREIGN ISSUER BONDS - 10.2%
AEROSPACE/DEFENSE - 0.6%
   Bombardier, Inc., (1)
      6.75%, 5/1/12                                          10,850       10,633
                                                                      ----------
BUILDING MATERIALS - 0.4%
   Ainsworth Lumber Co. Ltd.,
      6.75%, 3/15/14                                          9,645        7,330
                                                                      ----------
CHEMICALS - 0.8%
   Nell AF SARL, (1)(2)
      8.38%, 8/15/15                                         12,700       13,049
                                                                      ----------
ELECTRONICS - 0.6%
   NXP BV/NXP Funding LLC, (1)
      7.88%, 10/15/14                                         9,525        9,847
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.5%
   Abitibi-Consolidated, Inc.,
      7.75%, 6/15/11                                          6,300        5,654
      8.85%, 8/1/30                                           4,300        3,526
                                                                      ----------
                                                                           9,180
                                                                      ----------
GAMING - 0.7%
   Galaxy Entertainment Finance
      Co. Ltd., (1)(2)
      9.88%, 12/15/12                                        12,016       12,872
                                                                      ----------


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
FOREIGN ISSUER BONDS - 10.2% - CONTINUED
LEISURE TIME - 0.5%
   NCL Corp.,
     10.63%, 7/15/14                                       $  8,370   $    8,370
                                                                      ----------
MEDIA - 0.8%
   Kabel Deutschland GmbH,
      10.63%, 7/1/14                                          8,815        9,774
   Rogers Cable, Inc.,
      6.75%, 3/15/15                                          4,750        4,894
                                                                      ----------
                                                                          14,668
                                                                      ----------
OIL & GAS - 0.7%
   Compton Petroleum Finance Corp.,
      7.63%, 12/1/13                                          6,675        6,441
   OPTI Canada, Inc., (1)
      8.25%, 12/15/14                                         4,675        4,804
                                                                      ----------
                                                                          11,245
                                                                      ----------
RETAIL - 0.5%
   Jean Coutu Group, Inc.,
      7.63%, 8/1/12                                           8,315        8,752
                                                                      ----------
SEMICONDUCTORS - 0.9%
   Avago Technologies Finance, (1)
      10.13%, 12/1/13                                         9,150        9,768
   MagnaChip Semiconductor S.A.,
      8.00%, 12/15/14                                         9,650        6,465
                                                                      ----------
                                                                          16,233
                                                                      ----------
TELECOMMUNICATIONS - 2.5%
   Intelsat Bermuda Ltd., (1)
      9.25%, 6/15/16                                          8,650        9,299
   Intelsat Ltd.,
      7.63%, 4/15/12                                         10,450        9,744
   Intelsat Subsidiary Holding Co. Ltd.,
      8.25%, 1/15/13                                          4,110        4,172
   Nortel Networks Ltd., (1)
      10.75%, 7/15/16                                        11,400       12,469
   Rogers Wireless Communications, Inc.,
      7.50%, 3/15/15                                          7,545        8,186
                                                                      ----------
                                                                          43,870
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
FOREIGN ISSUER BONDS - 10.2% - CONTINUED
TRANSPORTATION - 0.7%
   Kansas City Southern de Mexico S.A. de C.V., (1)
      7.63%, 12/1/13                                       $  6,650   $    6,650
   OMI Corp.,
      7.63%, 12/1/13                                          4,800        4,908
                                                                      ----------
                                                                          11,558
                                                                      ----------
TOTAL FOREIGN ISSUER BONDS
(COST $177,777)                                                          177,607

                                                            NUMBER       VALUE
                                                          OF SHARES     (000S)
                                                          ---------   ----------
WARRANTS - 0.0%
   IPCS, Inc., Exp. 7/15/10, Strike $5.50 *                   1,500           --
   Leap Wireless International, Exp.
      4/15/10, Strike $96.80 (1) *                            2,500           --
   Leap Wireless, International Exp.
      4/15/10, Strike $96.80 (1) *                            2,000           --
   WRC Media, Inc., (1) *                                     4,059           --
                                                                      ----------
TOTAL WARRANTS
(COST $10)                                                                    --

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
                                                          ---------   ----------
SHORT-TERM INVESTMENT - 6.8%
   ING, Belgium, Brussels,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                        $118,235      118,235
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $118,235)                                                          118,235
                                                                      ----------
TOTAL INVESTMENTS - 97.9%
(COST $1,668,867)                                                      1,699,950
   Other Assets less Liabilities - 2.1%                                   36,626
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,736,576

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

(2) Restricted that security has been deemed illiquid. At December 31, 2006, the value of these restricted illiquid securities amounted to approximately $63,831,000 or 3.7% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                     ACQUISITION
                                                     ACQUISITION         COST
SECURITY                                                DATE            (000S)
--------                                          ----------------   -----------
Chukchansi Economic Development Authority,
8.00%, 11/15/13                                    12/2/05-8/22/06     $ 7,554
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12                                   12/7/05-11/30/06      12,471
Invista,
9.25%, 5/1/12                                     4/23/04-12/15/06       9,004
Nell AF SARL,
8.38%, 8/15/15                                     8/4/05-11/30/06      12,719
Packaging Dynamics Finance
Corp.,
10.00%, 5/1/16                                     4/13/06-4/18/06       4,053
Residential Capital Corp.,
7.20%, 4/17/09                                         9/29/06          10,047
Saxon Capital, Inc.,
12.00%, 5/1/14                                         4/26/06           4,870

*    Non-Income Producing Security

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $1,668,867
                                                                      ----------
Gross tax appreciation of investments                                 $   43,696
Gross tax depreciation of investments                                    (12,613)
                                                                      ----------
Net tax appreciation of investments                                   $   31,083
                                                                      ----------


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3%

ALABAMA - 1.1%
   Butler Industrial Development Board
      Solid
      Waste Disposal Revenue Refunding
      Bonds (AMT),
      Georgia-Pacific Corp. Project,
      5.75%, 9/1/28                                   $       1,000   $    1,023
   Camden Industrial Development Board
      Revenue Refunding Bonds, Series A,
      Weyerhaeuser Company,
      6.13%, 12/1/24                                          1,000        1,101
   Montgomery Medical Clinic Board
      Health Facility Revenue Bonds,
      Jackson Hospital & Clinic,
      5.25%, 3/1/36                                           1,000        1,040
                                                                      ----------
                                                                           3,164
                                                                      ----------
ARIZONA - 2.6%
   Arizona Health Facilities Authority Hospital
      System Revenue Bonds, John C. Lincoln
      Health Network, Prerefunded,
      6.88%, 12/1/10                                          1,000        1,131
   Arizona Health Facilities Authority
      Health Care Facilities
      Revenue Bonds, Beatitudes Campus
      Project, (1)
      5.20%, 10/1/37                                          2,000        1,997
   Coconino County PCR Bonds, Series A
      (AMT), Tucson Electric Power Co.,
      7.13%, 10/1/32                                          1,000        1,038
   Navajo County IDA Revenue Bonds (AMT),
      Stone Container Corp. Project,
      7.40%, 4/1/26                                           2,300        2,334
   Peoria IDA Revenue Refunding Bonds,
      Series A, Sierra Winds Life,
      6.25%, 8/15/20                                            500          519
   Yavapai County IDA Hospital Facilities
      Revenue Bonds, Series A, Yavapai
      Regional Medical Center,
      6.00%, 8/1/33                                             500          539
                                                                      ----------
                                                                           7,558
                                                                      ----------
ARKANSAS - 0.2%
   Little Rock Hotel & Restaurant Gross
      Receipts Refunding TRB,
      7.38%, 8/1/15                                             500          585
                                                                      ----------
CALIFORNIA - 8.5%
   California Educational Facilities Authority
      Revenue Bonds, Dominican University,
      5.00%, 12/1/36                                          2,000        2,069

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

CALIFORNIA - 8.5% - (CONTINUED)
   California Health Facilities Financing
      Authority Revenue Refunding Bonds,
      Cedars-Sinai Medical Center,
      5.00%, 11/15/34                                 $       3,000   $    3,108
   California Pollution Control Financing
      Authority Solid Waste Disposal PCR
      Refunding Bonds, Series A (AMT),
      USA Waste Services, Inc.,
      5.10%, Mandatory Put 6/1/08                             2,300        2,328
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      5.50%, 5/1/09                                             500          521
      6.00%, 5/1/14                                             500          558
   California State Public Works Board Lease
      Revenue Bonds, Series C,
      Department of Corrections,
      5.50%, 6/1/15                                           1,000        1,104
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series A, Enhanced Asset Backed,
      5.00%, 6/1/45                                           2,000        2,075
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series A-5, Asset Backed,
      7.88%, 6/1/42                                             500          611
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series B, Enhanced Asset Backed,
      Prerefunded,
      5.50%, 6/1/13                                           1,000        1,101
   Irvine Unified School District Financing
      Authority Special Tax Bonds, Series A,
      5.13%, 9/1/36                                           2,000        2,042
   Laguna Beach Unified School District G.O.
      Bonds, Election of 2001 (FSA Insured),
      5.00%, 8/1/28                                           1,000        1,049
   Modesto Special Tax Bonds, Community
      Facilities District No. 04-1-VLG2,
      5.10%, 9/1/26                                           2,000        2,057
   Northstar Community Services District No.
      1 Special Tax Bonds,
      5.55%, 9/1/36                                           1,400        1,447
      5.00%, 9/1/37                                           3,000        2,978


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

CALIFORNIA - 8.5% - (CONTINUED)
   Tobacco Securitization Authority of
      Southern California TOB, Series A1,
      5.00%, 6/1/37                                   $       2,000   $    2,040
                                                                      ----------
                                                                          25,088
                                                                      ----------
COLORADO - 1.8%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital, Prerefunded,
      6.50%, 11/15/11                                           500          566
   Copperleaf Metropolitan District No. 2 G.O.
      Limited Bonds,
      5.85%, 12/1/26                                          1,000        1,017
      5.95%, 12/1/36                                          1,000        1,017
   Prairie Center Metropolitan District No. 3
      Property Tax Supported Primary G.O.
      Limited Bonds, Series A,
      5.40%, 12/15/31                                         2,700        2,690
                                                                      ----------
                                                                           5,290
                                                                      ----------
CONNECTICUT - 0.4%
   Connecticut State Development Authority
      PCR Refunding Bonds, Series B (AMT),
      Connecticut Light & Power,
      5.95%, 9/1/28                                           1,000        1,049
                                                                      ----------
DELAWARE - 0.4%
   Delaware State Health Facility Authority
      Revenue Refunding Bonds, Series A,
      Beebe Medical Center Project,
      5.50%, 6/1/24                                           1,000        1,066
                                                                      ----------
DISTRICT OF COLUMBIA - 0.1%
   District of Columbia Revenue Bonds,
      Methodist Home of the District of
      Columbia Issue,
      6.00%, 1/1/20                                             400          408
                                                                      ----------
FLORIDA - 12.5%
   Belmont Community Development District
      Capital Improvement Special
      Assessment Revenue Bonds, Series B,
      5.13%, 11/1/14                                          2,000        2,010
   Broward County Airport Exempt Facility
      Revenue Bonds (AMT), Learjet, Inc.
      Project,
      7.50%, 11/1/20                                          3,430        4,037

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

FLORIDA - 12.5% - (CONTINUED)
   Capital Projects Finance Authority
      Continuing Care Retirement Community
      Revenue Bonds, Series A, The Glenridge
      on Palmer Ranch Project, Prerefunded,
      8.00%, 6/1/12                                   $         750   $      902
   Capital Trust Agency Revenue Bonds
      (AMT), Fort Lauderdale Project,
      5.75%, 1/1/32                                             525          552
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding Bonds,
      Series C,
      7.05%, 5/1/15                                             400          426
   Gateway Services Community
      Development District Special
      Assessment Bonds, Series B, Sun City
      Center - Fort Meyers Project,
      5.50%, 5/1/10                                             430          434
   Halifax Hospital Medical Center Refunding
      & Improvement Revenue Bonds,
      Series A,
      5.38%, 6/1/46                                           2,000        2,103
   Heritage Harbor South Community
      Development District Capital
      Improvement Special Assessment
      Bonds, Series B,
      5.40%, 11/1/08                                              5            5
   Highlands County Health Facilities
      Authority Revenue Bonds, Series A,
      Adventist Health System/Sunbelt,
      Prerefunded,
      6.00%, 11/15/11                                         1,250        1,388
   Hillsborough County IDA PCR Refunding
      Bonds (AMT), Tampa Electric Company,
      4.25%, Mandatory Put 8/1/07                             1,600        1,600
   Islands at Doral III Community District
      Special Assessment Bonds,
      Series 2004-A,
      5.90%, 5/1/35                                             990        1,029
   Miami Beach Health Facilities
      Authority Revenue Refunding Bonds,
      Mount Sinai Medical Center,
      6.75%, 11/15/29                                         1,000        1,125
   Midtown Miami Community
      Development District Special
      Assessment Bonds, Series A,
      6.25%, 5/1/37                                           1,000        1,088


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

FLORIDA - 12.5% - (CONTINUED)
   Old Palm Community Development
      District Special Assessment Bonds,
      Series B, Palm Beach Gardens,
      5.38%, 5/1/14                                   $       1,085   $    1,100
   Orange County Health Facilities Authority
      Revenue Bonds, Orlando Regional
      Healthcare,
      5.13%, 11/15/39                                         1,000        1,051
   Palm Glades Community Development
      District Special Assessment Bonds,
      Series B,
      4.85%, 5/1/11                                           2,000         2005
   Poinciana Community Development
      District Special Assessment Bonds,
      Series A,
      7.13%, 5/1/31                                             400          428
   Polk County Transportation Improvement
      Revenue Bonds (FSA Insured),
      Prerefunded,
      5.63%, 12/1/10                                          1,000        1,081
   Reunion East Community Development
      District Special Assessment Bonds,
      5.80%, 5/1/36                                           1,000        1,037
   Reunion West Community Development
      District Special Assessment Bonds,
      6.25%, 5/1/36                                           1,000        1,057
   South Village Community Development
      District Capital Improvement Revenue
      Bonds, Series A,
      5.70%, 5/1/35                                             985        1,015
   Sterling Hill Community Development
      District Capital Improvement Special
      Assessment Revenue Bonds, Series B,
      5.50%, 11/1/10                                            430          434
   Tern Bay Community Development District
      Capital Improvement Special
      Assessment Revenue Bonds, Series B,
      5.00%, 5/1/15                                           2,575        2,568
   Verano Center Community
      Development District Special
      Assessment Bonds, Series B,
      District Number 1 Infrastructure Project,
      5.00%, 11/1/12                                          2,000        2,008
   Watergrass Community Development
      District Special Assessment Revenue
      Bonds, Series B, Watergrass
      Development,
      4.88%, 11/1/10                                          1,965        1,960

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

FLORIDA - 12.5% - (CONTINUED)
   Westchester Community Development
      District No. 1 Special Assessment
      Bonds, Community Infrastructure,
      6.00%, 5/1/23                                   $       2,420   $    2,574
   Winter Garden Village at Fowler Groves
      Community Development District
      Special Assessment Bonds,
      5.65%, 5/1/37                                           1,500        1,576
                                                                      ----------
                                                                          36,593
                                                                      ----------
GEORGIA - 3.1%
   Atlanta Tax Allocation Bonds,
      Princeton Lakes Project,
      5.50%, 1/1/31                                           1,235        1,267
   Chatham County Hospital Authority
      Revenue Bonds, Series A, Memorial Health
      University, Medical Center, Inc.,
      5.50%, 1/1/34                                           3,000        3,182
   Georgia State G.O. Bonds, Series D,
      Prerefunded,
      5.75%, 10/1/10                                            705          757
   Milledgeville-Baldwin County
      Development Authority Revenue Bonds,
      Georgia College & State University
      Foundation,
      6.00%, 9/1/33                                           3,500        3,837
                                                                      ----------
                                                                           9,043
                                                                      ----------
IDAHO - 1.1%
   Madison County Hospital Revenue COP,
      5.25%, 9/1/26                                           1,500        1,610
      5.25%, 9/1/30                                           1,500        1,603
                                                                      ----------
                                                                           3,213
                                                                      ----------
ILLINOIS - 6.6%
   Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University,
      6.00%, 5/15/31                                            500          540
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project, Prerefunded,
      6.25%, 5/1/12                                             750          844
   Illinois Finance Authority Revenue Bonds,
      Series A, Three Crowns Park Project,
      5.88%, 2/15/38                                          1,500        1,570


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

ILLINOIS - 6.6% - (CONTINUED)
   Illinois Finance Authority Revenue Bonds,
      Series A, Illinois Institute of Technology,
      5.00%, 4/1/20                                   $       3,000   $    3,145
   Illinois Finance Authority Revenue Bonds,
      Series A, Landing at Plymouth Place Project,
      6.00%, 5/15/37                                          1,250        1,314
   Illinois Finance Authority Revenue Bonds,
      Series A, Montgomery Place Project,
      5.75%, 5/15/38                                          1,600        1,656
   Illinois Finance Authority Revenue Bonds,
      Series A, Smith Village Project,
      6.25%, 11/15/35                                         3,000        3,161
   Illinois Finance Authority Student Housing
      Revenue Bonds, Series A, MJH
      Education Assistance IV,
      5.13%, 6/1/35                                           2,000        2,045
   Illinois Finance Authority Student Housing
      Revenue Refunding Bonds, Class B,
      Educational Advancement Fund, Inc.,
      University Center,
      5.00%, 5/1/30                                           3,445        3,538
   Illinois Health Facilities Authority Revenue
      Bonds, Riverside Health System,
      Prerefunded,
      6.00%, 11/15/12                                         1,000        1,118
   Illinois Health Facilities Authority Revenue
      Bonds, Series A, Lutheran Senior
      Ministries Obligation, Prerefunded,
      7.38%, 8/15/11                                            500          580
                                                                      ----------
                                                                          19,511
                                                                      ----------
INDIANA - 3.7%
   Delaware County Hospital Authority
      Revenue Bonds, Cardinal Health
      Systems Obligation Group,
      5.13%, 8/1/29                                           3,000        3,099
   Indiana Development Finance Authority
      Environmental Revenue Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                            1,000        1,069
   Indiana Health & Educational Facilities
      Financing Authority Revenue Bonds,
      Series B-5, Ascension Health Senior
      Credit,
      5.00%, 11/15/36                                         3,000        3,138

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

INDIANA - 3.7% - (CONTINUED)
   Indiana Health Facility Financing Authority
      Hospital Revenue Bonds, Series A,
      Community Foundation of Northwest
      Indiana,
      6.38%, 8/1/31                                   $         500   $      535
      6.00%, 3/1/34                                           1,000        1,074
   North Manchester Revenue Bonds,
      Series A, Peabody Retirement
      Community Project,
      7.25%, 7/1/33                                             750          778
   Petersburg PCR Bonds (AMT), Indianapolis
      Power & Light,
      6.38%, 11/1/29                                          1,000        1,086
                                                                      ----------
                                                                          10,779
                                                                      ----------
IOWA - 4.3%
   Bremer County Healthcare & Residential
      Facilities Revenue Bonds, Bartels
      Lutheran Home Project, Prerefunded,
      7.25%, 11/15/29                                           500          552
   Bremer County Retirement Facility
      Revenue Bonds, Series A,
      Bartels Lutheran Home Project,
      5.13%, 11/15/20                                           400          408
      5.38%, 11/15/27                                           750          767
   Coralville COP, Series D, Coralville Marriott
      Hotel and Convention Center,
      5.25%, 6/1/26                                           2,200        2,329
   Iowa Higher Education Loan Authority
      Revenue Bonds, Series B, Wartburg
      Private College Facilities,
      5.55%, 10/1/37                                          3,000        3,091
   Iowa Higher Education Loan Authority
      Private College Revenue Refunding
      Bonds, Grand View College Project,
      5.10%, 10/1/36                                          2,500        2,559
   Washington County Hospital Revenue
      Bonds, Washington County Hospital
      Project,
      5.38%, 7/1/26                                           1,525        1,569
      5.50%, 7/1/32                                           1,275        1,314
                                                                      ----------
                                                                          12,589
                                                                      ----------
KANSAS - 0.5%
   Olathe Senior Living Facility Revenue
      Bonds, Series A, Aberdeen Village, Inc.,
      Prerefunded,
      8.00%, 5/15/10                                            500          575


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

KANSAS - 0.5% - (CONTINUED)
   Wyandotte County-Kansas City Unified
      Government Special Obligation
      Revenue Refunding Bonds, Series B,
      Sales Tax Second Lien,
      5.00%, 12/1/20                                  $       1,000   $    1,039
                                                                      ----------
                                                                           1,614
                                                                      ----------
LOUISIANA - 1.0%
   Desoto Parish PCR Refunding Bonds,
      Series A, International Paper Co.
      Projects,
      5.00%, 10/1/12                                          1,000        1,042
   Plaquemines Port Harbor & Terminal
      District Revenue Refunding Bonds,
      Series B, Electro-Coal Tranfer Corp.
      Project,
      5.00%, 9/1/07                                           2,000        2,004
                                                                      ----------
                                                                           3,046
                                                                      ----------
MAINE - 0.3%
   Maine Finance Authority Solid Waste
      Recycling Facilities Revenue Bonds,
      (AMT), Great Northern Paper Project,
      Bowater Inc.,
      7.75%, 10/1/22                                          1,000        1,004
                                                                      ----------
MARYLAND - 3.1%
   Annapolis Special Obligation Revenue
      Bonds, Series A, Park Place Project,
      5.35%, 7/1/34                                           1,000        1,028
   Anne Arundel County Special Obligation
      Bonds, National Business Park Project,
      Prerefunded,
      7.38%, 7/1/10                                             500          561
   Maryland Industrial Development
      Financing Authority Revenue Bonds,
      Series A, Our Lady of Good Counsel
      School,
      6.00%, 5/1/35                                           1,000        1,071
   Maryland State Economic Development
      Corp. Student Housing Revenue Bonds,
      University of Maryland, College Park
      Project, Prerefunded,
      5.63%, 6/1/13                                           1,000        1,105
   Maryland State Health & Higher
      Educational Facilities Authority Revenue
      Bonds, Series A, King Farm Presbyterian
      Community, (1)
      5.30%, 1/1/37                                           1,000          989

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

MARYLAND - 3.1% - (CONTINUED)
   Maryland State Health & Higher
      Educational Facilities Authority Revenue
      Bonds, Series A, Mercy Ridge,
      6.00%, 4/1/35                                   $       1,000   $    1,085
   Maryland State Health & Higher
      Educational Facilities Authority
      Revenue Bonds, Washington Christian
      Academy,
      5.50%, 7/1/38                                           1,170        1,177
   Prince Georges County Special Obligation
      Bonds, National Harbor Project,
      5.20%, 7/1/34                                           1,000        1,026
   Westminster Educational Facilities
      Revenue Bonds, McDaniel College, Inc.,
      5.00%, 11/1/31                                          1,000        1,044
                                                                      ----------
                                                                           9,086
                                                                      ----------
MASSACHUSETTS - 2.4%
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Hampshire College,
      5.70%, 10/1/34                                          1,000        1,070
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series B, Briarwood, Prerefunded,
      8.25%, 12/1/10                                            500          585
   Massachusetts State Development
      Finance Agency Revenue Bonds (AMT),
      Waste Management Project,
      5.50%, Mandatory Put 5/1/14                             1,000        1,068
   Massachusetts State Health & Educational
      Facilities Authority Revenue Bonds,
      Series A, Northern Berkshire Health
      System,
      6.38%, 7/1/34                                           1,000        1,053
   Massachusetts State Health & Educational
      Facilities Authority Revenue Bonds,
      Series B, Northern Berkshire Health
      System,
      6.38%, 7/1/34                                             500          526
   Massachusetts State Health & Educational
      Facilities Authority Revenue Bonds,
      Series D, Milton Hospital,
      5.25%, 7/1/30                                           2,150        2,212


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

MASSACHUSETTS - 2.4% - (CONTINUED)
   Massachusetts State Health & Educational
      Facilities Authority Revenue Bonds,
      Series E, Berkshire Health System,
      6.25%, 10/1/31                                  $         500   $      536
                                                                      ----------
                                                                           7,050
                                                                      ----------
MICHIGAN - 3.3%
   Flint Hospital Building Authority
      Revenue Refunding Bonds,
      Hurley Medical Center,
      6.00%, 7/1/20                                           1,000        1,055
   Michigan State Strategic Fund Limited
      Obligation Revenue Bonds (AMT),
      Republic Services Inc.,
      4.25%, Mandatory Put 4/1/14                             1,985        1,967
   Michigan State Strategic Fund Limited
      Obligation Revenue Refunding Bonds
      (AMT), Dow Chemical Project,
      5.50%, Mandatory Put 6/1/13                             3,825        4,128
   Michigan Strategic Fund PCR Refunding
      Bonds, General Motors Corp.,
      6.20%, 9/1/20                                           2,500        2,559
                                                                      ----------
                                                                           9,709
                                                                      ----------
MINNESOTA - 0.3%
   Duluth Economic Development Authority
      Health Care Facilities Revenue
      Bonds,
      St. Luke's Hospital,
      7.25%, 6/15/32
                                                                750          820
                                                                      ----------
MISSISSIPPI - 1.7%
   Lowndes County Solid Waste Disposal &
      PCR Refunding Bonds, Series B,
      Weyerhaeuser Co. Project,
      6.70%, 4/1/22                                           1,000        1,216
   Mississippi Business Finance Corp. PCR
      Refunding Bonds, Systems Energy
      Resources, Inc. Project,
      5.90%, 5/1/22                                             630          632
   Mississippi Development Bank
      Special Obligation Revenue Bonds,
      Harrison County Highway Construction
      (FGIC Insured),
      5.00%, 1/1/16                                           3,000        3,246
                                                                      ----------
                                                                           5,094
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

NEW HAMPSHIRE - 0.2%
   New Hampshire Business Finance
      Authority PCR Refunding Bonds,
      Series D (AMT), Public Service Co. of
      New Hampshire,
      6.00%, 5/1/21                                   $         500       $  522
                                                                      ----------
NEW JERSEY - 2.0%
   Middlesex County Improvement
      Authority Revenue Bonds, Series A,
      George Street Student Housing Project,
      5.00%, 8/15/35                                          1,000        1,022
   New Jersey Economic Development
      Authority Revenue Bonds, Cigarette Tax,
      5.75%, 6/15/34                                          1,000        1,069
   New Jersey Economic Development
      Authority Revenue Bonds, Series A,
      First Mortgage-Lions Gate Project,
      5.88%, 1/1/37                                           1,000        1,039
   New Jersey Health Care Facilities
      Financing Authority Revenue Bonds,
      Series A, Capital Health Systems
      Obligation Group,
      5.38%, 7/1/33                                           1,000        1,050
   New Jersey State Educational Facilities
      Authority Revenue Bonds, Series D,
      Fairleigh Dickinson University,
      6.00%, 7/1/25                                           1,000        1,092
   New Jersey Tobacco Settlement Financing
      Corp. Revenue Bonds,
      6.75%, 6/1/39                                             500          571
                                                                      ----------
                                                                           5,843
                                                                      ----------
NEW YORK - 5.3%
   Long Island Power Authority Electric
      Systems Revenue Bonds, Series B,
      5.25%, 12/1/14                                          3,000        3,290
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured),
      5.25%, 11/15/14                                         1,695        1,870
   Monroe County Industrial Development
      Agency Civic Facilities
      Revenue Refunding Bonds,
      Highland Hospital Rochester,
      5.00%, 8/1/22                                           1,000        1,039
   New York City G.O. Bonds, Series B,
      6.50%, 8/15/09                                          1,500        1,601


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

NEW YORK - 5.3% - (CONTINUED)
   New York City Industrial Development
      Agency Special Facilities Revenue
      Bonds (AMT), Terminal One Group
      Association Project,
      5.50%, 1/1/24                                   $       1,000   $    1,082
   New York City Transitional Finance
      Authority Revenue Refunding Bonds,
      Series A-1, Future Tax Secured,
      5.00%, 11/1/14                                          2,000        2,168
   New York Liberty Development Corp.
      Revenue Bonds, Series A,
      National Sports Museum Project,
      6.50%, 2/15/19                                          2,500        2,649
   New York State Mortgage Agency
      Revenue Bonds, Series 130 (AMT),
      Homeowner Mortgage,
      4.80%, 10/1/37                                          1,740        1,757
                                                                      ----------
                                                                          15,456
                                                                      ----------
NORTH CAROLINA - 2.3%
   Gaston County Industrial Facilities &
      Pollution Control Financing Authority
      Revenue Bonds (AMT), Exempt
      Facilities-National Gypsum Co. Project,
      5.75%, 8/1/35                                           1,500        1,596
   North Carolina Eastern Municipal Power
      Agency Power System Revenue Bonds,
      Series D,
      6.45%, 1/1/14                                             385          416
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series B,
      6.13%, 1/1/09                                             500          521
      5.70%, 1/1/17                                           1,500        1,584
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series F,
      5.38%, 1/1/13                                           1,000        1,069
   North Carolina Municipal Power Agency
      No. 1 Catawba Electric Revenue Bonds,
      Series A,
      5.50%, 1/1/13                                           1,000        1,076
   North Carolina Municipal Power Agency
      No. 1 Catawba Electric Revenue Bonds,
      Series B,
      6.38%, 1/1/13                                             500          540
                                                                      ----------
                                                                           6,802
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

OHIO - 1.1%
   Toledo-Lucas County Port Authority
      Revenue Refunding Bonds, CSX
      Transportation, Inc. Project,
      6.45%, 12/15/21                                 $       2,750   $    3,346
                                                                      ----------
OKLAHOMA - 0.9%
   Langston Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Langston Community
      Development Corp., Prerefunded,
      7.75%, 8/1/10                                             500          576
   Norman Regional Hospital Authority
      Revenue Bonds,
      5.38%, 9/1/36                                           2,000        2,081
                                                                      ----------
                                                                           2,657
                                                                      ----------
PENNSYLVANIA - 6.8%
   Allegheny County Redevelopment
      Authority Tax Allocation Revenue
      Bonds, Pittsburgh Mills Project,
      5.60%, 7/1/23                                           2,000        2,125
   Bucks County IDA Retirement Community
      Revenue Bonds, Ann's Choice Inc.,
      Facility, Series A
      6.25%, 1/1/35                                           2,600        2,757
   Carbon County IDA Resource Recovery
      Refunding Bonds (AMT), Panther Creek
      Partners Project,
      6.65%, 5/1/10                                           1,675        1,740
   Fulton County IDA Hospital Revenue
      Bonds, Fulton County Medical Center
      Project,
      5.90%, 7/1/40                                           2,000        2,066
   Montgomery County Higher Education &
      Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric Center,
      Prerefunded,
      7.25%, 12/1/09                                            500          557
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Amtrak Project,
      6.13%, 11/1/21                                          1,400        1,505
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      National Gypsum Co., Shippingport
      Project,
      6.25%, 11/1/27                                          1,400        1,479

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

PENNSYLVANIA - 6.8% - (CONTINUED)
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Reliant Energy,
      6.75%, 12/1/36                                  $       1,750   $    1,930
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      LaSalle University,
      5.50%, 5/1/34                                           1,000        1,060
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, Philadelphia University,
      5.25%, 6/1/32                                           1,250        1,305
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Widener University,
      5.40%, 7/15/36                                            750          793
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                             490          532
   Philadelphia School District G.O. Bonds,
      Series A (FSA - State Aid Withholding),
      Prerefunded,
      5.50%, 2/1/12                                           1,000        1,085
   Washington County Redevelopment
      Authority Revenue Bonds, Series A,
      Victory Centre Project - Tanger,
      Outlet Development,
      5.45%, 7/1/35                                           1,000        1,023
                                                                      ----------
                                                                          19,957
                                                                      ----------
PUERTO RICO - 0.3%
   Puerto Rico Highway & Transportation
      Authority Transportation Revenue
      Bonds,
      5.00%, 7/1/09                                           1,000        1,020
                                                                      ----------
SOUTH CAROLINA - 0.8%
   Florence County IDR Bonds,
      Stone Container Corp.,
      7.38%, 2/1/07                                             165          165
   Lancaster County Special Assessment
      Revenue Bonds, Series B,
      Edenmoor Improvement District,
      5.38%, 12/1/16                                          2,000        2,055
                                                                      ----------
                                                                           2,220
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

TENNESSEE - 1.7%
   Johnson City Health & Educational
      Facilities Board Revenue Bonds,
      Series A, First Mortgage-Mountain
      States Health,
      5.50%, 7/1/36                                   $       2,000   $    2,148
   Shelby County Health Educational &
      Housing Facilities Board Revenue
      Bonds, Series A, Trezevant Manor
      Project,
      5.75%, 9/1/37                                           2,700        2,772
                                                                      ----------
                                                                           4,920
                                                                      ----------
TEXAS - 9.0%
   Austin City Convention Center Revenue
      Bonds, Series A, Convention Enterprise,
      Inc., First Tier, Prerefunded,
      6.70%, 1/1/11                                             700          776
   Brazos County Health Facilities
      Development Corp. Franciscan Services
      Corp. Revenue Bonds,
      5.38%, 1/1/32                                           2,545        2,687
   Brazos River Authority Refunding PCR
      Bonds, Series A (AMT), Texas Utilities
      Electric Co. Project,
      7.70%, 4/1/33                                           1,000        1,170
   Comal County Health Facilities
      Development Revenue Bonds, Series A,
      McKenna Memorial Project,
      6.13%, 2/1/22                                           3,000        3,257
   Corpus Christi G.O. Certificates
      (FSA Insured), Prerefunded,
      5.75%, 3/1/11                                           1,000        1,081
   Dallas County Flood Control District
      No. 1 G.O. Unlimited Refunding Bonds,
      7.25%, 4/1/32                                           1,000        1,069
   Gulf Coast Waste Disposal Authority
      Revenue Bonds (AMT), Valero Energy
      Corp. Project,
      6.65%, 4/1/32                                           1,000        1,090
   Gulf Coast Waste Disposal Authority
      Revenue Refunding Bonds, Series A
      (AMT), International Paper Co. Project,
      6.10%, 8/1/24                                           3,000        3,254
   HFDC of Central Texas, Inc. Retirement
      Facilities Revenue Bonds, Series A,
      Legacy at Willow Bend Project,
      5.75%, 11/1/36                                          1,000        1,028

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

TEXAS - 9.0% - (CONTINUED)
   Houston Industrial Development Corp.
      Revenue Bonds (AMT), Air Cargo,
      6.38%, 1/1/23                                   $         500   $      537
   Houston Water & Sewer System Junior
      Lien Revenue Bonds, Series A
      (FSA Insured), Prerefunded,
      5.50%, 12/1/11                                          1,535        1,659
   Matagorda County Navigation District No
      1 Collateralized Revenue Refunding
      Bonds, Centerpoint Energy Houston
      Electric, LLC Project,
      5.60%, 3/1/27                                             500          530
   Port Corpus Christi Industrial Development
      Corp. Environmental Facilities Revenue
      Bonds (AMT), Citgo Petroleum Corp.,
      8.25%, 11/1/31                                          1,000        1,031
   Sabine River Authority Revenue Refunding
      Bonds, Series B, TXU Energy Co. LLC
      Project,
      6.15%, 8/1/22                                             500          548
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      6.00%, 10/1/21                                            500          531
   Tarrant County Cultural Education
      Facilities
      Finance Corp. Retirement Facilities
      Revenue Bonds, Series A, Edgemere
      Project,
      6.00%, 11/15/26                                           750          806
      6.00%, 11/15/36                                         1,265        1,344
   Texas State Turnpike Authority Central
      Texas Turnpike Systems Revenue
      Bonds, Series A, First Tier
      (AMBAC Insured),
      5.50%, 8/15/39                                          1,000        1,073
   Travis County Health Facilities
      Development Corp. Retirement Facility
      Revenue Bonds, Querencia Barton
      Creek Project,
      5.65%, 11/15/35                                         2,750        2,860
                                                                      ----------
                                                                          26,331
                                                                      ----------
VIRGIN ISLANDS - 0.3%
   University of the Virgin Islands General
      Improvement Bonds, Series A
      (G.O. of University),
      5.38%, 6/1/34                                             750          794
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 95.3% - CONTINUED

VIRGINIA - 3.4%
   Amherst IDA Revenue Refunding Bonds,
      Educational Facilities - Sweet Briar,
      5.00%, 9/1/26                                   $       1,000   $    1,035
   Charles City & County IDA Solid Waste
      Disposal Facilities Revenue Bonds
      (AMT), Waste Management, Inc.
      Project,
      6.25%, Mandatory Put 4/1/12                               500          543
   Chesapeake Hospital Authority Facilities
      Revenue Bonds, Chesapeake General
      Hospital, Series A,
      5.25%, 7/1/18                                           1,500        1,611
   Tobacco Settlement Financing Corp.
      Revenue Bonds, Asset Backed,
      5.63%, 6/1/37                                           4,530        4,812
   West Point IDA Solid Waste Disposal
      Revenue Bonds, Series A (AMT),
      Chesapeake Corp. Project,
      6.38%, 3/1/19                                           2,000        2,001
                                                                      ----------
                                                                          10,002
                                                                      ----------
WISCONSIN - 2.2%
   Wisconsin Health & Educational Facilities
      Authority Revenue Bonds, Series A,
      Beaver Dam Community Hospitals,
      6.75%, 8/15/34                                          1,000        1,099
   Wisconsin Health & Educational Facilities
      Authority Revenue Bonds, Vernon
      Memorial Healthcare Project,
      5.10%, 3/1/25                                           1,000        1,021
   Wisconsin Health & Educational Facilities
      Authority Revenue Refunding Bonds,
      Divine Savior Healthcare,
      5.00%, 5/1/32                                           3,155        3,185
   Wisconsin Health & Educational Facilities
      Authority Revenue Refunding Bonds,
      Vernon Memorial Healthcare Project,
      5.25%, 3/1/35                                           1,000        1,027
                                                                      ----------
                                                                           6,332
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $269,426)                                                          279,561
                                                                      ----------

FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
INVESTMENT COMPANY - 1.7%
   AIM Tax Exempt Cash Fund                               4,933,980   $    4,934
                                                                      ----------
TOTAL INVESTMENT COMPANY
(COST $4,934)                                                              4,934
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 2.8%
   Clarksville Tennessee Public Building
      Authority Revenue VRDB, Pooled
      Financing - Tennessee Municipal Bond
      Fund (Bank of America LOC),
      4.00%, 1/2/07                                   $         965          965
      4.00%, 1/2/07                                             400          400
   Harris County Health Facilities
      Development Corp. Revenue VRDB,
      Class A, Methodist Hospital System,
      3.99%, 1/2/07                                           3,900        3,900
   Mississippi Medical Center Educational
      Building Corp. Revenue VRDB, Adult
      Hospital Project (AMBAC Insured),
      3.91%, 1/4/07                                             750          750
   Utah Transit Authority Sales Tax Revenue
      VRDB, Subseries B (Fortis Bank
      S.A./N.V. LOC),
      3.88%, 1/2/07                                           2,200        2,200
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,215)                                                              8,215
                                                                      ----------
TOTAL INVESTMENTS - 99.8%
(COST $282,575)                                                          292,710
                                                                      ----------
   Other Assets less Liabilities - 0.2%                                      667
                                                                      ----------
NET ASSETS - 100.0%                                                   $  293,377

(1)  When-Issued Security

At December 31, 2006, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Development                                                           24.6%
General                                                                9.0
Medical                                                               25.1
Pollution                                                              8.3
All other sectors less than 5%                                        33.0
                                                                     -----
Total                                                                100.0%

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $282,575
                                                                        --------
Gross tax appreciation of investments                                   $ 10,472
Gross tax depreciation of investments                                       (337)
                                                                        --------
Net tax appreciation of investments                                     $ 10,135
                                                                        ========

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

TOB - Tender Option Bond

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

                           NORTHERN FUNDS QUARTERLY REPORT 10 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2%

ALABAMA - 0.9%
   Jefferson County Limited Obligation
      Revenue Bonds, Series A,
      5.25%, 1/1/14                                   $       5,000   $    5,426
                                                                      ----------
ARIZONA - 1.3%
   Arizona School District COP TAN,
      4.50%, 7/30/07                                          5,000        5,025
   Arizona State Transportation Board
      Highway Revenue Refunding Bonds,
      Series A,
      5.00%, 7/1/15                                           2,500        2,728
                                                                      ----------
                                                                           7,753
                                                                      ----------
CALIFORNIA - 13.1%
   Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                          2,000        2,054
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (FGIC Insured),
      5.00%, 8/1/17                                           5,000        5,312
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (XLCA Insured),
      5.00%, 8/1/13                                           5,000        5,220
      5.00%, 8/1/17                                           2,500        2,673
   California Housing Finance Agency
      Revenue Bonds, Series M (AMT),
      Home Mortgage, (1)
      4.55%, 8/1/21                                           2,500        2,518
   California State Department of Water
      Resources Center Valley Project
      Revenue Bonds, Series J-2,
      7.00%, 12/1/11                                          5,000        5,739
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/14                                           5,000        5,490
   California State Economic Recovery
      G.O. Unlimited Bonds, Series A,
      5.25%, 7/1/14                                          10,430       11,474
   California State G.O. Bonds
      (AMBAC Insured)
      5.00%, 10/1/18                                            235          239

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

CALIFORNIA - 13.1% - (CONTINUED)
   California State G.O. Bonds
      (AMBAC Insured), Prerefunded,
      5.00%, 10/1/07                                  $       2,620   $    2,675
      5.00%, 10/1/07                                            255          260
   California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                             185          198
   California State G.O. Unlimited Bonds,
      Prerefunded,
      5.75%, 5/1/10                                             390          420
   California Statewide Communities
      Development Authority Revenue
      Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.25%, 8/1/14                                           2,395        2,519
   California Statewide Communities
      Development Authority Revenue
      Refunding Bonds, Series B, Rady
      Childrens Hospital (MBIA Insured),
      4.50%, 8/15/28                                          8,385        8,385
   Colton Joint Unified School District
      G.O. Unlimited Bonds, Series A
      (FGIC Insured),
      5.38%, 8/1/26                                           2,500        2,725
   Golden State Tobacco Securitization
      Corp. Tobacco Settlement Revenue
      Bonds, Series A, Enhanced Asset
      Backed (AMBAC Insured),
      5.00%, 6/1/21                                           3,000        3,143
   Los Angeles Harbor Department Revenue
      Refunding Bonds, Series B (AMT)
      (AMBAC Insured),
      5.50%, 8/1/19                                           3,225        3,431
      Los Angeles Unified School District
      G.O. Unlimited Refunding Bonds,
      Series A-1 (FGIC Insured),
      5.50%, 7/1/18                                           5,000        5,756
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                           1,000        1,074
   Moreland School District G.O. Unlimited
      Bonds, Series C, Election of 2002
      (FGIC Insured),
      0.00%, 8/1/29                                           3,500        1,101
   Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                           5,000        5,335


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

CALIFORNIA - 13.1% - (CONTINUED)
   University of California Revenue Bonds,
      Multiple Purpose Projects, Series Q
      (FSA Insured), Prerefunded,
      5.00%, 9/1/11                                   $       1,000   $    1,070
                                                                      ----------
                                                                          78,811
                                                                      ----------
COLORADO - 0.3%
   Metro Wastewater Reclamation District
      Gross Revenue Refunding Bonds,
      Sewer Project,
      5.45%, 4/1/12                                           2,000        2,042
                                                                      ----------
CONNECTICUT - 2.4%
   Connecticut HFA Mortgage Program
      Revenue Bonds, Series D,
      4.65%, 11/15/27                                         3,335        3,394
   Connecticut State G.O. Unlimited
      Refunding Bonds, Series E,
      5.00%, 12/15/20                                         2,500        2,723
   Connecticut State Special Obligation Rate
      Reduction Revenue Bonds, Series A,
      5.00%, 6/30/09                                          1,000        1,034
   University of Connecticut Revenue
      Refunding Bonds, Series A
      (FGIC Insured - G.O. of Authority),
      5.00%, 2/15/18                                          6,745        7,336
                                                                      ----------
                                                                          14,487
                                                                      ----------
FLORIDA - 7.2%
   Broward County Airport System Revenue
      Bonds, Series L (AMBAC Insured),
      5.00%, 10/1/13                                          1,805        1,930
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                             300          320
   Dade County G.O. Unlimited Refunding
      Bonds (MBIA Insured),
      6.50%, 10/1/10                                            400          439
   Florida State Department Environmental
      Protection Preservation Revenue
      Bonds, Series B,
      5.25%, 7/1/16                                           2,380        2,570
   Gainesville Utility Systems Revenue
      Bonds, Series A,
      5.25%, 10/1/15                                          1,065        1,159
      5.25%, 10/1/16                                          1,120        1,219

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

FLORIDA - 7.2% - (CONTINUED)
   Hillsborough County School District Sales
      TRB (AMBAC Insured),
      5.00%, 10/1/13                                  $       1,000   $    1,074
   Jacksonville Excise Taxes Revenue
      Refunding Bonds, Series C
      (MBIA Insured),
      5.25%, 10/1/16                                          1,300        1,393
   JEA St. Johns River Refunding Revenue
      Bonds, Series 17-2,
      5.25%, 10/1/13                                          2,000        2,127
   Lee County Transportation Revenue
      Bonds (AMBAC Insured),
      5.50%, 10/1/14                                            900          968
   Marco Island Utility System Revenue
      Bonds (MBIA Insured),
      5.25%, 10/1/15                                          2,520        2,737
   Miami-Dade County Aviation Revenue
      Refunding Bonds, Series D, Miami Intl
      Airport (AMT) (MBIA Insured),
      5.25%, 10/1/18                                          1,645        1,752
   Miami-Dade County Expressway
      Authority Toll System Revenue Bonds,
      Series B (FGIC Insured),
      5.25%, 7/1/25                                           2,525        2,743
   Miami-Dade County School Board COP,
      Series D (FGIC Insured),
      5.00%, 8/1/16                                           6,500        6,899
   Miami-Dade County School District G.O.
      Refunding Bonds (FSA Insured),
      5.38%, 8/1/14                                           1,000        1,106
   Osceola County Infrastructure
      Sales Surtax Revenue Bonds
      (AMBAC Insured),
      5.38%, 10/1/21                                          1,000        1,079
   Palm Beach County Criminal Justice
      Facilities Revenue Bonds
      (FGIC Insured),
      5.75%, 6/1/13                                           1,550        1,728
      Palm Beach County G.O. Unlimited
   Refunding Bonds, Series B,
      6.50%, 7/1/10                                             250          273
   Palm Coast Utility System Revenue Bonds
      (MBIA Insured),
      5.25%, 10/1/21                                          1,000        1,081


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (Continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

FLORIDA - 7.2% - (CONTINUED)
   Polk County Utility System Revenue
      Refunding Bonds, Series B
      (FGIC Insured),
      5.00%, 10/1/14                                  $       1,500   $    1,624
   Pompano Beach Water & Sewer Revenue
      Bonds (FGIC Insured), Prerefunded,
      5.05%, 7/1/07                                           1,000        1,017
   South Florida Water Management District
      Special Obligation Limited Acquisition
      Revenue Refunding Bonds (AMBAC
      Insured),
      5.25%, 10/1/13                                          1,250        1,363
   Sunrise Utility System Revenue Refunding
      Bonds, Series A (AMBAC Insured),
      5.50%, 10/1/15                                          5,950        6,561
                                                                      ----------
                                                                          43,162
                                                                      ----------
GEORGIA - 2.1%
   Fulton County Facilities Corp. COP, Fulton
      County Public Purpose Project
      (AMBAC Insured),
      5.50%, 11/1/18                                          6,500        6,943
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      6.40%, 1/1/07                                           1,570        1,570
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      Escrowed to Maturity, Prerefunded,
      6.40%, 1/1/07                                             220          220
      6.40%, 1/1/07                                             210          210
   Georgia State G.O. Unlimited
      Refunding Bonds, Series C,
      5.50%, 7/1/16                                           2,500        2,796
   Milledgeville-Baldwin County
      Development Authority Revenue
      Bonds, College & State University
      Funding,
      5.50%, 9/1/24                                           1,000        1,071
                                                                      ----------
                                                                          12,810
                                                                      ----------
ILLINOIS - 3.7%
   Chicago O'Hare International Airport
      Revenue Bonds, Series A, Passenger
      Facilities Charge (AMBAC Insured),
      5.60%, 1/1/09                                           5,000        5,057

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

ILLINOIS - 3.7% - (CONTINUED)
   Chicago Wastewater Transmission
      Second Lien Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 1/1/10                                   $       1,000   $    1,074
      6.00%, 1/1/10                                           1,000        1,074
   Cook County Capital Improvement
      G.O. Unlimited Bonds, Series C
      (AMBAC Insured),
      5.00%, 11/15/25                                         2,500        2,630
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago Project,
      Prerefunded,
      5.60%, 8/1/08                                             500          514
   Illinois Development Finance Authority
      Revenue Bonds, Series B, Midwestern
      University Project,
      5.75%, 5/15/16                                            500          531
   Illinois Educational Facilities Authority
      Adjustable Revenue Bonds, Field
      Museum of Natural History Project,
      4.60%, Mandatory Put 11/1/15                            4,250        4,348
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project, Prerefunded,
      6.00%, 5/1/12                                             750          841
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                         1,000        1,118
   Metropolitan Pier & Exposition Authority
      Revenue Bonds, Series A, McCormick
      Place Expansion (MBIA Insured),
      5.25%, 6/15/42                                          5,000        5,349
                                                                      ----------
                                                                          22,536
                                                                      ----------
IOWA - 1.3%
   Iowa Finance Authority Hospital Facility
      Revenue Bonds, Mercy Medical Center
      Project (FSA Insured), Prerefunded,
      6.00%, 8/15/09                                          3,610        3,860
   Polk County G.O. Unlimited Bonds,
      Series C,
      4.00%, 6/1/19                                           3,910        3,848
                                                                      ----------
                                                                           7,708
                                                                      ----------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

KANSAS - 1.3%
   Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds, Series III,
      5.25%, 11/15/15                                 $       1,385   $    1,451
      6.25%, 11/15/18                                         1,600        1,755
   Wichita Water & Sewer Utility Revenue
      Bonds (FGIC Insured),
      5.25%, 10/1/18                                          4,000        4,330
                                                                      ----------
                                                                           7,536
                                                                      ----------
MARYLAND - 0.5%
   Ocean City G.O. Unlimited Refunding
      Bonds (MBIA Insured),
      5.00%, 3/1/07                                           2,815        2,822
                                                                      ----------
MASSACHUSETTS - 2.8%
   Lawrence G.O. Limited Bonds
      (AMBAC Insured - State Aid
      Withholding), Prerefunded,
      5.50%, 2/1/11                                           2,625        2,808
   Massachusetts State G.O. Unlimited
      Bonds, Series B, Prerefunded,
      6.00%, 6/1/10                                           6,000        6,448
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B, Partners
      Healthcare System,
      5.25%, 7/1/12                                           3,450        3,596
   Massachusetts State Housing Finance
      Agency Revenue Bonds, Series III
      (AMT), Single Family,
      3.45%, 12/1/09                                          1,050        1,043
   Massachusetts State Water Resources
      Authority Revenue Refunding Bonds,
      Series D (MBIA Insured G.O. of
      Authority),
      5.00%, 8/1/24                                           3,200        3,283
                                                                      ----------
                                                                          17,178
                                                                      ----------
MICHIGAN - 0.6%
   Michigan State Building Authority
      Revenue Refunding Bonds, Series I,
      Facilities Project (FSA Insured),
      5.25%, 10/15/12                                         1,000        1,080
   Wayne Charter County Airport Revenue
      Bonds, Series B (MBIA Insured),
      4.88%, 12/1/23                                          2,500        2,550
                                                                      ----------
                                                                           3,630
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

MINNESOTA - 0.1%
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds, Series A
      (MBIA Insured),
      5.35%, 7/1/17                                   $         535   $      550
                                                                      ----------
MISSOURI - 3.1%
   Metro Development Agency District
      Revenue Bonds, Series B, Metrolink
      Cross Country Project (FSA Insured),
      5.25%, 10/1/17                                          2,620        2,839
   Missouri State Board of Public Buildings
      Special Obligations Revenue Bonds,
      Series A,
      5.00%, 10/15/19                                         5,000        5,338
   Missouri State Health & Educational
      Facilities Authority Revenue Bonds,
      Series B, The Washington University, (1)
      4.50%, 1/15/41                                          5,000        4,965
   Missouri State Highways & Transit
      Commission State Road Revenue
      Refunding Bonds, Senior Lien,
      5.00%, 2/1/17                                           5,000        5,494
                                                                      ----------
                                                                          18,636
                                                                      ----------
NEVADA - 0.8%
   Clark County Passenger Facilities Charge
      Revenue Refunding Bonds, Las Vegas
      McCarran International Airport
      (MBIA Insured), (1)
      4.75%, 7/1/22                                           5,000        5,094
                                                                      ----------
NEW JERSEY - 2.5%
   New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.63%, 6/15/19                                          3,985        4,182
   New Jersey Health Care Facilities
      Financing Authority Revenue
      Refunding Bonds, Atlantic City Medical
      Center,
      6.25%, 7/1/17                                           1,000        1,113
   New Jersey State TRAN,
      4.50%, 6/22/07                                         10,000       10,043
                                                                      ----------
                                                                          15,338
                                                                      ----------
NEW MEXICO - 0.9%
   Santa Fe City Gross Receipts TRB,
      6.00%, 6/1/11                                           5,250        5,416
                                                                      ----------


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

NEW YORK - 13.5%
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured), Prerefunded,
      6.13%, 4/1/10                                   $       3,815   $    4,106
   New York City G.O. Bonds, Series A,
      6.00%, 5/15/19                                             30           32
   New York City G.O. Bonds, Series A,
      Prerefunded,
      6.00%, 5/15/10                                            305          331
   New York City G.O. Unlimited Bonds,
      Series H, TCRS-BNY (AMBAC Insured),
      5.00%, 8/1/19                                           5,000        5,351
   New York City G.O. Unlimited Refunding
      Bonds, Series B,
      5.75%, 8/1/14                                           5,000        5,469
   New York City Transitional Finance
      Authority Revenue Bonds, Series C,
      Future Tax Secured,
      5.25%, 2/1/16                                           7,000        7,662
   New York G.O. Unlimited Bonds,
      Series C, (1)
      5.00%, 1/1/21                                           5,000        5,341
   New York Municipal Bond Bank Agency
      Revenue Bonds, Series C (State-Aid
      Withholding),
      5.25%, 6/1/17                                          10,000       10,738
   New York State Environmental Facilities
      Corp. Revenue Bonds, Series A, State
      Clean Water & Drinking Revolving
      Funds,
      6.00%, 6/15/16                                          1,330        1,402
   New York State Environmental Facilities
      Corp. Revenue Bonds, Series A, State
      Clean Water & Drinking Revolving
      Funds, Prerefunded,
      6.00%, 6/15/09                                            170          180
   New York State Thruway Authority
      Revenue Bonds, Series A, Highway and
      Bridge Trust Fund (FSA Insured),
      Prerefunded,
      6.00%, 4/1/10                                           1,000        1,082
   New York State Urban Development Corp.
      Subordinate Lien Revenue Bonds
      (G.O. of Corp.),
      5.50%, 7/1/16                                           1,250        1,276

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

NEW YORK - 13.5% - (CONTINUED)
   Sales Tax Asset Receivables Corp.
      Revenue Bonds, Series A (MBIA
      Insured),
      5.25%, 10/15/19                                 $       5,100   $    5,598
   Tobacco Settlement Financing Authority
      Revenue Bonds, Series B-1C,
      5.50%, 6/1/18                                           5,000        5,398
      5.50%, 6/1/20                                           5,000        5,444
   Tobacco Settlement Financing Corp.
      Revenue Bonds, Series C-1,
      5.25%, 6/1/13                                           5,000        5,107
      5.50%, 6/1/15                                           5,000        5,282
      5.50%, 6/1/19                                           5,000        5,450
   Triborough Bridge & Tunnel Authority
      Revenue Bonds, Series Y, General
      Purpose (G.O. of Authority),
      Escrowed to Maturity,
      6.00%, 1/1/12                                           6,000        6,470
                                                                      ----------
                                                                          81,719
                                                                      ----------
NORTH CAROLINA - 0.8%
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series A,
      5.20%, 1/1/10                                           2,505        2,598
   North Carolina State Public Improvement
      G.O. Unlimited Bonds, Series A,
      5.00%, 3/1/07                                           2,000        2,005
                                                                      ----------
                                                                           4,603
                                                                      ----------
OHIO - 1.4%
   Akron G.O. Limited Bonds,
      Prerefunded,
      5.75%, 12/1/10                                          1,000        1,084
   Ohio Housing Finance Agency Mortgage
      Revenue Bonds, Series C (AMT),
      Residential Mortgage-Backed
      Securities (Colld. by GNMA Securities),
      5.15%, 3/1/13                                             715          736
   Ohio State Air Quality Development
      Authority Revenue Bonds (AMT),
      Dayton Power & Light Co. Project
      (FGIC Insured),
      4.80%, 9/1/36                                           5,000        5,076


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

OHIO - 1.4% - (CONTINUED)
   River Valley Local School District G.O.
      Bonds, School Facilities Construction
      & Improvement (FSA Insured),
      5.25%, 11/1/20                                  $       1,235   $    1,312
                                                                      ----------
                                                                           8,208
                                                                      ----------
OREGON - 0.6%
   Portland City Airport Way Urban Renewal
      & Redevelopment Tax Increment
      Bonds, Series A (AMBAC Insured),
      Prerefunded,
      6.00%, 6/15/10                                          3,450        3,742
                                                                      ----------
PENNSYLVANIA - 6.7%
   Beaver County IDA PCR Refunding Bonds,
      Class D, Duquesne Convention
      (AMBAC Insured), (1)
      4.50%, 11/1/29                                          2,500        2,493
   Council Rock School District G.O.
      Unlimited Bonds, Series A
      (FSA State Aid Withholding Insured),
      4.50%, 2/15/23                                          3,925        3,987
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Amtrak Project,
      6.13%, 11/1/21                                          1,200        1,290
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                             750          768
   Pennsylvania State G.O. Unlimited Bonds,
      First Series,
      4.00%, 9/1/20                                           5,000        4,907
   Pennsylvania State G.O. Unlimited Bonds,
      First Series, Prerefunded,
      6.00%, 1/15/10                                          2,705        2,911
   Pennsylvania State G.O. Unlimited Bonds,
      Second Series (FGIC Insured),
      5.00%, 7/1/09                                           5,000        5,169
   Pennsylvania State G.O. Unlimited Bonds,
      Second Series (MBIA Insured),
      5.00%, 7/1/10                                           5,000        5,227
   Pennsylvania State G.O. Unlimited Bonds,
      Second Series,
      5.00%, 9/15/13                                          2,000        2,128

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

PENNSYLVANIA - 6.7% - (CONTINUED)
   Pennsylvania State Higher Education
      Revenue Bonds, Capital Acquisition
      (MBIA Insured - G.O. of Agency),
      Prerefunded,
      6.00%, 12/15/10                                 $       1,815   $    1,970
      6.13%, 12/15/10                                         1,925        2,098
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                          2,000        2,177
   Pennsylvania State Turnpike Commission
      Oil Franchise Refunding TRB, Series A
      (AMBAC Insured),
      5.00%, 12/1/19                                          5,075        5,513
                                                                      ----------
                                                                          40,638
                                                                      ----------
PUERTO RICO - 2.0%
   Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                                          10,000       10,817
   Puerto Rico Municipal Financing Agency
      G.O. Unlimited Bonds, Series A
      (FSA Insured), Prerefunded,
      6.00%, 8/1/09                                           1,000        1,071
                                                                      ----------
                                                                          11,888
                                                                      ----------
SOUTH CAROLINA - 1.5%
   Charleston Educational Excellence
      Finance Corp. County School District
      Revenue Bonds,
      5.25%, 12/1/19                                          3,500        3,790
   South Carolina State School Facilities
      G.O. Unlimited Bonds, Series A
      (State Aid Withholding Insured),
      5.75%, 1/1/07                                           4,960        4,961
                                                                      ----------
                                                                           8,751
                                                                      ----------
TENNESSEE - 1.9%
   Memphis General Improvement G.O.
      Unlimited Bonds, Prerefunded,
      5.25%, 4/1/08                                           5,000        5,151
   Memphis-Shelby County Airport Authority
      Revenue Bonds, Series D (AMT)
      (AMBAC Insured),
      6.25%, 3/1/15                                           2,000        2,158


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

TENNESSEE - 1.9% - (CONTINUED)
   Tennessee Energy Acquisition Corp. Gas
      Revenue Bonds, Series C,
      5.00%, 2/1/18                                   $       4,000   $    4,322
                                                                      ----------
                                                                          11,631
                                                                      ----------
TEXAS - 12.8%
   Alamo Community College District G.O.
      Bonds,
      4.50%, 4/1/07                                           5,500        5,512
   Austin City Utilities System Revenue
      Refunding Bonds (FSA Insured),
      5.13%, 11/15/17                                         3,000        3,034
   Dallas Civic Center Revenue Refunding &
      Improvement Bonds (MBIA Insured),
      4.88%, 8/15/23                                          2,500        2,555
   Ennis Independent School District Capital
      Appreciation G.O. Refunding Bonds
      (PSF Gtd.), Prerefunded,
      0.00%, 8/15/10                                          2,225          687
   Ennis Independent School District Capital
      Appreciation G.O. Unlimited Refunding
      Bonds (PSF Gtd.),
      0.00%, 8/15/26                                          1,140          344
   Frisco Independent School District
      Building G.O. Unlimited Bonds
      (PSF Gtd.),
      6.50%, 8/15/14                                          1,535        1,748
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      5.25%, 7/1/07                                             435          438
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health (MBIA
      Insured), Escrowed to Maturity,
      5.25%, 7/1/07                                              65           66
   Houston Water & Sewer System Revenue
      Refunding Bonds, Series D, Junior Lien
      (FGIC Insured), Prerefunded,
      5.00%, 12/1/07                                          3,500        3,612
   Lewisville Independent School District
      G.O. Unlimited Refunding Bonds
      (PSF Gtd.),
      5.25%, 8/15/18                                          5,000        5,509

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

TEXAS - 12.8% - (CONTINUED)
   Panhandle Regional Housing Finance
      Agency Revenue Bonds, Series A
      (GNMA Insured),
      6.50%, 7/20/21                                  $         500   $      550
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      6.00%, 10/1/16                                          1,000        1,061
      6.00%, 10/1/21                                          1,250        1,328
   San Antonio Electric & Gas Revenue
      Refunding Bonds, Series A,
      5.25%, 2/1/16                                          10,000       10,383
   San Antonio Electricity & Gas Revenue
      Bonds, Series A, Prerefunded,
      5.25%, 2/1/09                                             875          912
   Texas Municipal Power Agency Revenue
      Refunding Bonds (AMBAC Insured),
      4.00%, 9/1/12                                           2,000        2,003
   Texas Municipal Power Agency Revenue
      Refunding Bonds, Sub Lien
      (FGIC Insured),
      4.40%, 9/1/11                                           5,000        5,021
   Texas State TRAN,
      4.50%, 8/31/07                                         15,000       15,091
   Texas State Transportation Commission
      Revenue Bonds, First Tier,
      4.50%, 4/1/07                                          10,000       10,021
   Texas University Revenue Bonds,
      Series E, Financing System, (1)
      5.00%, 8/15/18                                          3,200        3,476
      5.00%, 8/15/19                                          3,560        3,855
                                                                      ----------
                                                                          77,206
                                                                      ----------
VIRGIN ISLANDS - 0.1%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Note,
      5.63%, 10/1/10                                            700          718
                                                                      ----------
VIRGINIA - 2.8%
   Virginia Housing Development Authority
      Commonwealth Mortgage Revenue
      Bonds (AMT), Series C,
      4.50%, 7/1/15                                           3,000        3,037
   Virginia Housing Development Authority
      Commonwealth Mortgage Revenue
      Bonds, Subseries J-1 (MBIA Insured -
      G.O. of Authority),
      4.75%, 1/1/12                                           2,200        2,277


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.2% - CONTINUED

VIRGINIA - 2.8% - (CONTINUED)
   Virginia State G.O. Unlimited Refunding
      Bonds, Series B,
      5.00%, 6/1/16                                   $       6,180   $    6,714
   Virginia State Housing Development
      Authority Revenue Bonds,
      Subseries E-1 (AMT) (G.O. of
      Authority Insured),
      4.00%, 4/10/10                                          5,100        5,143
                                                                      ----------
                                                                          17,171
                                                                      ----------
WASHINGTON - 1.8%
   Washington State G.O. Unlimited Bonds,
      Series S-4,
      5.75%, 1/1/12                                          10,000       10,561
                                                                      ----------
WISCONSIN - 0.4%
   Madison Metropolitan School District
      TRAN,
      4.00%, 9/7/07                                           2,500        2,507
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $542,644)                                                          550,278
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
INVESTMENT COMPANIES - 2.9%
   AIM Tax Exempt Cash Fund                              16,444,815       16,445
   Dreyfus Tax-Exempt Cash
      Management Fund                                     1,321,732        1,322
                                                                      ----------
TOTAL INVESTMENT COMPANIES
(COST $17,767)                                                            17,767
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.8%
   Brevard County Health Facilities Authority
      Refunding VRDB, Health Care First Inc.
      Project (Suntrust Bank LOC),
      3.99%, 1/2/07                                   $         250          250
   Clarksville Public Building Authority
      Adjustable Revenue VRDB, Pooled
      Financing - Tennesse Municipal Bond
      Fund (Bank of America N.A. LOC),
      4.00%, 1/2/07                                           1,100        1,100

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.8% - CONTINUED
   Collier County Health Facilities Authority
      Revenue VRDB, Cleveland Health
      Clinic, Series C-1 (JP Morgan Chase
      Bank LOC),
      3.98%, 1/2/07                                   $       1,600   $    1,600
   Harris County Health Facilities
      Development Corp. Revenue VRDB,
      Class A, Methodist Hospital System,
      3.99%, 1/2/07                                           2,700        2,700
   Highlands County Health Facilities
      Authority Revenue VRDB, Series A,
      Adventist/Sunbelt (Suntrust Bank LOC),
      3.91%, 1/4/07                                           1,250        1,250
   Indiana Health & Educational Facilities
      Finance Authority Hospital Revenue
      VRDB, Series A, Howard Regional
      Health System Project
      (Comerica Bank LOC),
      4.05%, 1/2/07                                           7,200        7,200
   Iowa Higher Education Loan Authority
      Revenue VRDB, Private College - Des
      Moines (Allied Irish Bank PLC LOC),
      4.05%, 1/2/07                                           7,700        7,700
   Jacksonville Health Facilities Authority
      Hospital Revenue VRDB, Baptist
      Medical Center Project (Wachovia
      Bank N.A. LOC),
      3.95%, 1/2/07                                             600          600
   Lee County Housing Finance Authority
      Multifamily Housing Revenue
      Refunding VRDB, Series A, Forestwood
      Apartments Project (FNMA Insured),
      3.96%, 1/3/07                                             300          300
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue VRDB, Series GG-1, Harvard
      University,
      3.90%, 1/4/07                                           5,000        5,000
   Michigan State Hospital Finance
      Authority Revenue Refunding VRDB,
      Series A, Crittenton Hospital
      (Comerica Bank LOC),
      4.00%, 1/2/07                                             600          600
   Mississippi Medical Center Educational
      Building Corp. Revenue VRDB, Adult
      Hospital Project (AMBAC Insured),
      3.91%, 1/4/07                                             650          650


                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.8% - CONTINUED
   Missouri Development Finance Board
      Cultural Facilities Revenue VRDB,
      Series B, Nelson Gallery Foundation
      (MBIA Insured),
      3.98%, 1/2/07                                   $         900   $      900
   Montgomery County Public Building
      Authority Pooled Financing Revenue
      VRDB, Tennessee County Loan Pool
      (Bank of America N.A. LOC),
      4.00%, 1/2/07                                           9,900        9,900
   Multnomah County Hospital Facilities
      Authority Revenue Refunding VRDB,
      Holladay Park Paza Project (Allied Irish
      Bank PLC LOC),
      4.00%, 1/2/07                                           6,500        6,500
   Ohio State Air Quality Development
      Authority Revenue Refunding VRDB,
      Series A, Polution Control - Firstenergy
      (Barclays Bank PLC LOC),
      3.95%, 1/3/07                                          10,000       10,000
   Sunshine State Governmental Financing
      Commission Revenue VRDB
      (AMBAC Insured),
      3.97%, 1/2/07                                           1,100        1,100
   Wisconsin State Health & Educational
      Facilities Authority Revenue VRDB,
      Series C, Froedtert & Community
      Health (AMBAC Insured),
      3.91%, 1/4/07                                           2,100        2,100
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $59,450)                                                            59,450
                                                                      ----------
TOTAL INVESTMENTS - 103.9%
(COST $619,861)                                                          627,495
                                                                      ----------
   Liabilities less Other Assets - (3.9)%                                (23,803)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  603,692

(1)  When-Issued Security

At December 31, 2006, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Development                                                            6.0%
Education                                                              5.1
Facilities                                                             5.4
General                                                                7.4
General Obligation                                                    19.5
Higher Education                                                       7.4
Medical                                                                7.6
Transportation                                                         8.5
Utilities                                                              8.2
All other sectors less than 5%                                        24.9
                                                                     -----
Total                                                                100.0%

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $619,861
                                                                        --------
Gross tax appreciation of investments                                   $  8,783
Gross tax depreciation of investments                                     (1,149)
                                                                        --------
Net tax appreciation of investments                                     $  7,634
                                                                        ========

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.


FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TAN - Tax Anticipation Notes

TRAN - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance


                           NORTHERN FUNDS QUARTERLY REPORT 10 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
U.S. GOVERNMENT AGENCIES - 64.8% (1)

FANNIE MAE - 29.6%
      5.63%, 5/19/11                                  $       8,570   $    8,657
      5.63%, 5/19/11                                          3,885        3,896
   Pool #555649,
      7.50%, 10/1/32                                            253          264
   Pool #725787,
      5.00%, 9/1/19                                           5,305        5,221
   Pool TBA, (2)
      6.00%, 1/1/17                                           7,633        7,738
      6.00%, 1/1/32                                           6,720        6,764
      5.00%, 1/1/35                                           6,720        6,487
                                                                      ----------
                                                                          39,027
                                                                      ----------
FEDERAL HOME LOAN BANK - 10.7%
      4.25%, 4/16/07                                          3,797        3,787
      5.00%, 10/16/09                                         6,510        6,483
      5.50%, 10/19/16                                         3,910        3,894
                                                                      ----------
                                                                          14,164
                                                                      ----------
FREDDIE MAC - 8.0%
      5.25%, 10/6/11                                          8,175        8,141
   Pool #410092,
      6.91%, 11/1/24                                             31           32
   Series 2944, Class WD,
      5.50%, 11/15/28                                         2,365        2,362
                                                                      ----------
                                                                          10,535
                                                                      ----------
FREDDIE MAC GOLD - 9.1%
   Pool #E91020,
      5.50%, 8/1/17                                           2,112        2,115
   Pool TBA, (2)
      5.50%, 1/1/32                                          10,000        9,888
                                                                      ----------
                                                                          12,003
                                                                      ----------
SMALL BUSINESS ADMINISTRATION - 7.4%
   Participation Certificates,
      Series 2005-20L, Class 1,
      5.39%, 12/1/25                                          1,508        1,518
   Participation Certificates,
      Series 2006-20B, Class 1,
      5.35%, 2/1/26                                           1,377        1,383
   Participation Certificates,
      Series 2006-20D, Class 1,
      5.64%, 4/1/26                                           2,034        2,078
   Participation Certificates,
      Series 2006-20K, Class 1,
      5.36%, 11/1/26                                          2,743        2,754

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
U.S. GOVERNMENT AGENCIES - 64.8% (1) - CONTINUED

SMALL BUSINESS ADMINISTRATION - 7.4% -(CONTINUED)
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                  $       2,006   $    1,983
                                                                      ----------
                                                                           9,716
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $85,935)                                                            85,445
                                                                      ----------
U.S. GOVERNMENT OBLIGATIONS - 8.4%

U.S. TREASURY NOTES - 8.4%
      4.63%, 11/15/09                                         3,590        3,579
      4.50%, 11/30/11                                         7,495        7,428
                                                                      ----------
                                                                          11,007
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $11,087)                                                            11,007
                                                                      ----------
SHORT-TERM INVESTMENT - 50.6%
   FHLB Discount Note,
      4.87%, 1/3/07                                          66,799       66,781
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $66,781)                                                            66,781
                                                                      ----------
TOTAL INVESTMENTS - 123.8%
(COST $163,803)                                                          163,233
                                                                      ----------
   Liabilities less Other Assets - (23.8)%                               (31,339)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  131,894

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $163,803
                                                                        --------
Gross tax appreciation of investments                                   $     89
Gross tax depreciation of investments                                       (659)
                                                                        --------
Net tax depreciation of investments                                     $   (570)
                                                                        ========

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - FEDERAL HOME LOAN BANK


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1%

ARIZONA - 3.2%
   Arizona School District COP TAN,
      4.50%, 7/30/07                                  $       3,500   $    3,517
   Arizona State Transportation Board
      Highway Revenue Refunding Bonds,
      Series A,
      5.00%, 7/1/15                                           2,500        2,728
   Arizona Student Loan Acquisition
      Authority Revenue Refunding Bonds,
      Series A-1 (AMT) (Student Loans
      Gtd.), 5.90%, 5/1/24                                    1,000        1,065
   Arizona Tourism & Sports Authority
      Revenue Bonds, Series A,
      Multipurpose Stadium Facility
      (MBIA Insured),
      5.00%, 7/1/31                                           2,250        2,354
   Maricopa County Unified School District
      No. 41 Gilbert G.O. Unlimited Bonds,
      6.25%, 7/1/15                                             235          243
   Maricopa County Unified School District
      No. 41 Gilbert G.O. Unlimited Bonds,
      Prerefunded, 6.25%, 7/1/08                              2,765        2,873
   Phoenix Civic Improvement Corp. District
      Capital Appreciation Revenue Bonds,
      Series B (FGIC Insured),
      0.00%, 7/1/20                                           2,045        1,697
   Phoenix Civic Improvement Corp. Water
      System Revenue Bonds, Junior Lien
      (MBIA Insured),
      4.75%, 7/1/22                                           3,000        3,134
                                                                      ----------
                                                                          17,611
                                                                      ----------
CALIFORNIA - 16.7%
   Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                          2,345        2,408
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (FGIC Insured),
      5.00%, 8/1/17                                           5,000        5,312
   Bay Area Governments Association
      Infrastructure Financing Authority
      Revenue Bonds, Payment Acceleration
      Notes (XLCA Insured),
      5.00%, 8/1/13                                           5,000        5,220
      5.00%, 8/1/17                                           2,500        2,673

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

CALIFORNIA - 16.7% - (CONTINUED)
   California Housing Finance Agency
      Revenue Bonds, Series E, Home
      Mortgage (FGIC Insured),
      5.00%, 2/1/24                                   $       3,245   $    3,358
   California Housing Finance Agency
      Revenue Bonds, Series M (AMT), Home
      Mortgage, (1)
      4.55%, 8/1/21                                           2,500        2,518
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A, Prerefunded,
      6.00%, 5/1/10                                          12,000       13,403
   California State Economic Recovery
      G.O. Unlimited Bonds, Series A,
      5.25%, 7/1/14                                           5,000        5,500
   California State Unlimited G.O. Bonds,
      5.75%, 5/1/30                                             180          192
   California State Unlimited G.O.
      Bonds, Prerefunded,
      5.75%, 5/1/30                                             400          431
   California Statewide Communities
      Development Authority Revenue
      Refunding Bonds, Series B, Rady
      Childrens Hospital (MBIA Insured),
      4.50%, 8/15/28                                          8,425        8,425
   Colton Joint Unified School District
      Capital Appreciation G.O. Unlimited
      Bonds, Series C, Election of 2001
      (FGIC Insured),
      0.00%, 2/1/32                                           5,800        1,626
   Kern High School District G.O.
      Unlimited Refunding Bonds, Series A
      (MBIA Insured),
      6.60%, 2/1/17                                           1,845        2,056
      6.60%, 8/1/17                                           1,825        2,034
   Los Angeles Department of Water &
      Power Waterworks Revenue Bonds,
      Series C (MBIA Insured),
      5.00%, 7/1/29                                           2,500        2,641
   Los Angeles Harbor Department
      Revenue Refunding Bonds, Series B
      (AMT) (AMBAC Insured),
      5.50%, 8/1/19                                           2,750        2,926
   Los Angeles Unified School District
      G.O. Unlimited Refunding Bonds,
      Series A-1 (FGIC Insured),
      5.50%, 7/1/18                                           5,000        5,756


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

CALIFORNIA - 16.7% - (CONTINUED)
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                   $       1,000   $    1,074
   Moreland School District G.O. Unlimited
      Bonds, Series C, Election of 2002
      (FGIC Insured),
      0.00%, 8/1/28                                           3,000        1,002
   Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                          12,310       13,134
   San Mateo County Community College
      District G.O. Unlimited Bonds, Series B,
      Election 2005,
      5.00%, 9/1/38                                           7,000        7,441
   Walnut Valley Unified School District G.O.
      Unlimited Bonds, Series A
      (MBIA Insured),
      Escrowed to Maturity,
      6.00%, 8/1/13                                           1,000        1,141
                                                                      ----------
                                                                          90,271
                                                                      ----------
COLORADO - 0.9%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital, Prerefunded,
      6.50%, 11/15/11                                         1,000        1,133
   Denver City & County Special
      Facilities Airport Revenue Bonds,
      Series A (AMT), Rental Car Project
      (MBIA Insured),
      6.00%, 1/1/14                                           3,360        3,513
                                                                      ----------
                                                                           4,646
                                                                      ----------
CONNECTICUT - 3.1%
   Connecticut HFA Mortgage Program
      Revenue Bonds, Series D,
      4.65%, 11/15/27                                         3,300        3,359
   Connecticut State G.O. Unlimited
      Refunding Bonds, Series E,
      5.00%, 12/15/20                                         2,500        2,723
   Connecticut State Higher Education
      Supplement Loan Authority Revenue
      Refunding Bonds, Series A (AMT),
      Family Education Loan Program
      (MBIA Insured),
      4.75%, 11/15/18                                         1,000        1,026

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

CONNECTICUT - 3.1% - (CONTINUED)
   Connecticut State Special Tax
      Obligation Revenue Bonds, Series A,
      Transportation Infrastructure,
      Partially Prerefunded,
      7.13%, 6/1/10                                   $       8,625   $    9,425
                                                                      ----------
                                                                          16,533
                                                                      ----------
FLORIDA - 7.6%
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                           1,500        1,598
   Florida State Board of Education Capital
      Outlay G.O. Unlimited Bonds,
      9.13%, 6/1/14                                           2,090        2,526
   Florida State Board of Education Capital
      Outlay G.O. Unlimited Refunding Bonds,
      Escrowed to Maturity,
      9.13%, 6/1/14                                             325          433
   Florida State Broward County G.O.
      Unlimited Bonds,
      Escrowed to Maturity,
      10.00%, 7/1/14                                         15,950       20,757
   Orlando Utilities Commission Water &
      Electric Revenue Refunding Bonds,
      Series D, Escrowed to Maturity,
      6.75%, 10/1/17                                          7,700        9,187
   Poinciana Community Development
      District Special Assessment
      Bonds, Series A,
      7.13%, 5/1/31                                           1,000        1,071
   Sunrise Utility System Revenue Refunding
      Bonds, Series A (AMBAC Insured),
      5.50%, 10/1/15                                          4,945        5,452
                                                                      ----------
                                                                          41,024
                                                                      ----------
GEORGIA - 2.6%
   Forsyth County G.O. Unlimited Bonds,
      Prerefunded,
      6.00%, 3/1/10                                           3,290        3,545
   Gainesville & Hall County Development
      Authority Revenue Bonds, Series C,
      Senior Living Facilities - Lanier Village,
      7.25%, 11/15/29                                         2,000        2,180
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series B
      (FGIC-TCRS Insured),
      6.38%, 1/1/16                                           2,300        2,739


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

GEORGIA - 2.6% - (CONTINUED)
   Georgia State G.O. Unlimited Refunding
      Bonds, Series C,
      5.50%, 7/1/16                                   $       2,500   $    2,796
   Georgia State Housing & Finance
      Authority Revenue Bonds, Series B
      (AMT), Single Family Mortgage
      (G.O. of Authority Insured),
      5.00%, 12/1/26                                          1,500        1,539
   Private Colleges & Universities Authority
      Student Housing Revenue Bonds,
      Series A, Mercer Housing Corp. Project,
      6.00%, 6/1/21                                           1,000        1,073
                                                                      ----------
                                                                          13,872
                                                                      ----------
ILLINOIS - 4.2%
   Bolingbrook Capital Appreciation G.O.
      Unlimited Bonds, Series B
      (MBIA Insured),
      0.00%, 1/1/33                                           1,400          348
   Chicago O'Hare International Airport
      Third Lien Revenue Bonds, Series B-2
      (AMT) (XLCA Insured),
      6.00%, 1/1/29                                          11,000       12,340
   Cook County Capital Improvement G.O.
      Unlimited Bonds, Series C
      (AMBAC Insured),
      5.00%, 11/15/25                                         2,500        2,630
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago Project,
      Prerefunded,
      5.60%, 8/1/08                                             350          360
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      Prerefunded,
      6.00%, 5/1/12                                             750          840
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System, Prerefunded,
      6.00%, 11/15/12                                         1,000        1,118
   Metropolitan Pier & Exposition Authority
      Revenue Bonds, Series A, McCormick
      Place Expansion (MBIA Insured),
      5.25%, 6/15/42                                          5,000        5,349
                                                                      ----------
                                                                          22,985
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

INDIANA - 4.6%
   Franklin Township Independent School
      Building Corp. Marion County First
      Mortgage Revenue Bonds,
      Prerefunded,
      6.50%, 7/15/10                                  $       5,000   $    5,551
   Hamilton County Independent Public
      Building Corp. First Mortgage G.O.
      Unlimited Bonds,
      7.25%, 8/1/13                                           4,200        4,982
   Indiana Office Building Commission
      Capital Complex Revenue Bonds,
      Series B (MBIA Insured),
      7.40%, 7/1/15                                           5,620        6,929
   Indianapolis Industrial Utilities District
      Revenue Refunding Bonds, Series B
      (FGIC Insured),
      3.50%, 6/1/18                                           3,280        3,131
   Indianapolis Industrial Utilities
      District Revenue Refunding Bonds,
      Series B (FGIC Insured),
      Escrowed to Maturity,
      4.00%, 6/1/08                                           2,275        2,289
   Monroe County Hospital Authority
      Revenue Bonds, Series B, Bloomington
      Hospital Obligation Group
      (FSA Insured),
      6.00%, 5/1/29                                           2,000        2,114
                                                                      ----------
                                                                          24,996
                                                                      ----------
KANSAS - 0.3%
   Wichita Hospital Improvement
      Facilities Revenue Refunding
      Bonds, Series III,
      6.25%, 11/15/18                                         1,685        1,848
                                                                      ----------
KENTUCKY - 2.0%
   Louisville & Jefferson County
      Metropolitan Sewer District Sewer
      & Drain System Revenue Bonds,
      Series A (MBIA Insured),
      5.50%, 5/15/34                                         10,000       10,810
                                                                      ----------
MASSACHUSETTS - 1.6%
   Massachusetts State Water Pollution
      Abatement Revenue Bonds,
      Series A, MWRA Program,
      6.00%, 8/1/19                                           3,000        3,622


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

MASSACHUSETTS - 1.6% - (CONTINUED)
   Massachusetts State Water Resources
      Authority Revenue Refunding Bonds,
      Series D (MBIA Insured G.O. of
      Authority),
      5.00%, 8/1/24                                   $       5,000   $    5,130
                                                                      ----------
                                                                           8,752
                                                                      ----------
MICHIGAN - 0.7%
   Wayne Charter County Airport Revenue
      Bonds, Series B (MBIA Insured),
      4.88%, 12/1/23                                          2,500        2,550
   Wayne Charter County Revenue
      Refunding Bonds, Series C
      (FGIC Insured),
      5.38%, 12/1/15                                          1,000        1,078
                                                                      ----------
                                                                           3,628
                                                                      ----------
MINNESOTA - 0.3%
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                             535          550
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds, Series F,
      5.70%, 1/1/17                                             915          916
                                                                      ----------
                                                                           1,466
                                                                      ----------
MISSOURI - 5.4%
   Metro Development Agency District
      Revenue Bonds, Series B, Metrolink
      Cross Country Project (FSA Insured),
      5.25%, 10/1/17                                          2,500        2,709
   Missouri State Board of Public Buildings
      Special Obligations Revenue Bonds,
      Series A,
      5.00%, 10/15/19                                         5,000        5,338
   Missouri State Health & Educational
      Facilities Authority Revenue Bonds,
      Series B, The Washington University, (1)
      4.50%, 1/15/41                                          5,000        4,965
   Missouri State Highways & Transit
      Commission State Road Revenue
      Bonds, Series A, First Lien,
      5.00%, 5/1/19                                          10,000       10,859
   Missouri State Highways & Transit
      Commission State Road Revenue
      Refunding Bonds, Senior Lien,
      5.00%, 2/1/17                                           5,000        5,494
                                                                      ----------
                                                                          29,365
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

NEVADA - 0.9%
   Clark County Passenger Facitities Charge
      Revenue Refunding Bonds, Las Vegas
      McCarran International Airport
      (MBIA Insured), (1)
      4.75%, 7/1/22                                   $       5,000   $    5,094
                                                                      ----------
NEW JERSEY - 3.7%
   New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.75%, 6/15/29                                          5,000        5,410
   New Jersey Health Care Facilities
      Financing Authority Revenue
      Refunding Bonds, Atlantic City
      Medical Center,
      6.25%, 7/1/17                                           1,000        1,113
   New Jersey State TRAN,
      4.50%, 6/22/07                                         10,000       10,043
   New Jersey State Turnpike Authority
      Growth & Income Securities Revenue
      Bonds, Series B (AMBAC Insured),
      0.00%, 1/1/35                                           5,000        3,568
                                                                      ----------
                                                                          20,134
                                                                      ----------
NEW YORK - 11.6%
   Dutchess County IDA Civic Facilities
      Revenue Bonds, Bard College Civic
      Facilities,
      5.75%, 8/1/30                                           2,000        2,138
   New York City G.O. Unlimited Bonds,
      Series A,
      6.00%, 5/15/30                                             50           54
   New York City G.O. Unlimited Bonds,
      Series C, (1)
      5.00%, 1/1/21                                           4,040        4,315
   New York City G.O. Unlimited Bonds,
      Series C, Prerefunded,
      5.50%, 3/15/12                                          3,500        3,777
   New York City G.O. Unlimited Bonds,
      Series H, TCRS-BNY (AMBAC Insured),
      5.00%, 8/1/19                                           5,000        5,351
   New York City Municipal Water Finance
      Authority Water & Sewer System
      Revenue Bonds, Series B,
      Prerefunded,
      6.00%, 6/15/10                                          1,940        2,106


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

NEW YORK - 11.6% - (CONTINUED)
   New York City Municipal Water Finance
      Authority Water & Sewer System
      Revenue Crossover Refunding Bonds,
      Series B,
      6.00%, 6/15/33                                  $       1,160   $    1,255
   New York City Transitional Finance
      Authority Revenue Bonds, Series B,
      Future Tax Secured, Prerefunded,
      6.00%, 5/15/10                                          4,000        4,335
   New York State Dormitory Authority
      Lease Revenue Bonds, Series A, Court
      Facilities, Prerefunded,
      5.50%, 5/15/13                                          1,000        1,104
   New York State Dormitory Authority
      Lease Revenue Bonds, Series A,
      University Dormitory Facilities,
      Prerefunded,
      6.25%, 7/1/10                                           1,115        1,221
   Port Authority of New York & New
      Jersey Revenue Bonds,
      Series 109 (G.O. of Authority),
      5.38%, 1/15/32                                          2,000        2,022
   Sales Tax Asset Receivables Corp.
      Revenue Bonds, Series A
      (MBIA Insured),
      5.25%, 10/15/19                                         5,000        5,488
   Tobacco Settlement Financing Authority
      Revenue Bonds, Series B-1C,
      5.50%, 6/1/18                                           5,000        5,398
   Tobacco Settlement Financing Corp.
      Revenue Bonds, Series C-1,
      5.50%, 6/1/16                                          10,000       10,703
      5.50%, 6/1/19                                           5,000        5,451
   Triborough Bridge & Tunnel Authority
      Revenue Bonds, Series Y, General
      Purpose (G.O. of Authority),
      Escrowed to Maturity,
      6.00%, 1/1/12                                           7,500        8,087
                                                                      ----------
                                                                          62,805
                                                                      ----------
NORTH CAROLINA - 2.8%
   North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Bonds, Series A, Escrowed to Maturity,
      6.50%, 1/1/18                                           2,655        3,284
   North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Bonds, Series D,
      6.75%, 1/1/26                                           1,250        1,353

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                         (000S)         (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

NORTH CAROLINA - 2.8% - (CONTINUED)
   North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Refunding Bonds, Series B,
      7.00%, 1/1/08                                   $      10,000   $   10,312
                                                                      ----------
                                                                          14,949
                                                                      ----------
OHIO - 0.6%
   Columbus City School District G.O. Bonds,
      School Facilities Construction &
      Improvement (FSA Insured),
      Prerefunded,
      5.25%, 12/1/14                                          1,115        1,232
   Ohio Housing Finance Agency Mortgage
      Revenue Bonds, Series C (AMT),
      Residential Mortgage-Backed
      Securities (Colld. by GNMA Securities),
      5.15%, 3/1/13                                             720          741
   Plain Local School District G.O. Unlimited
      Bonds (FGIC Insured),
      6.00%, 12/1/25                                            190          206
   Plain Local School District G.O. Unlimited
      Bonds (FGIC Insured), Prerefunded,
      6.00%, 6/1/11                                             810          887
                                                                      ----------
                                                                           3,066
                                                                      ----------
OKLAHOMA - 1.6%
   McGee Creek Authority Water Revenue
      Bonds (MBIA Insured),
      6.00%, 1/1/13                                           6,000        6,421
   Payne County Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Collegiate Housing
      Foundation, Prerefunded,
      6.38%, 6/1/11                                           2,000        2,213
                                                                      ----------
                                                                           8,634
                                                                      ----------
OREGON - 0.3%
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series E, SFM
      Program (FHA Insured),
      6.15%, 7/1/30                                             400          412
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series F, SFM Project,
      5.55%, 7/1/30                                           1,270        1,314
                                                                      ----------
                                                                           1,726
                                                                      ----------


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

PENNSYLVANIA - 3.7%
   Beaver County IDA PCR Refunding Bonds,
      Class D, Duquesne Convention
      (AMBAC Insured), (1)
      4.50%, 11/1/29                                  $       2,500   $    2,493
   Montgomery County Higher Education &
      Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric Center,
      Prerefunded,
      7.38%, 12/1/09                                          3,000        3,332
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                             750          768
   Pennsylvania State G.O. Unlimited Bonds,
      First Series,
      4.00%, 9/1/20                                           3,245        3,185
   Pennsylvania State G.O. Unlimited Bonds,
      Second Series (FGIC Insured),
      5.00%, 7/1/09                                           5,000        5,169
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      LaSalle University,
      5.50%, 5/1/34                                           1,330        1,409
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                          1,750        1,905
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                           1,475        1,602
                                                                      ----------
                                                                          19,863
                                                                      ----------
PUERTO RICO - 2.6%
   Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Bonds,
      Series B, Prerefunded,
      6.00%, 7/1/10                                           2,000        2,170
   Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                                          11,260       12,180
                                                                      ----------
                                                                          14,350
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

RHODE ISLAND - 0.6%
   Rhode Island Economic Development
      Corp. Airport Revenue Bonds, Series B
      (FGIC Insured), Prerefunded,
      6.50%, 7/1/10                                   $       3,000   $    3,302
                                                                      ----------
TEXAS - 7.9%
   Birdville Independent School District
      Capital Appreciation G.O. Unlimited
      Bonds (PSF Gtd.),
      0.00%, 2/15/19                                          1,795          868
   Dallas Civic Center Revenue Refunding &
      Improvement Bonds (MBIA Insured),
      4.88%, 8/15/23                                          2,500        2,555
   Denton Utility System Improvement
      Revenue Refunding Bonds
      (FSA Insured),
      4.50%, 12/1/22                                            500          505
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health (MBIA
      Insured), Escrowed to Maturity,
      5.50%, 7/1/09                                             180          188
   Lewisville Independent School District
      G.O. Unlimited Refunding Bonds
      (PSF Gtd.),
      5.25%, 8/15/18                                          5,000        5,509
   Parker County Hospital District Revenue
      Bonds, Campbell Health System,
      Prerefunded,
      6.25%, 8/15/09                                          1,000        1,083
   Pflugerville Certificates G.O. Limited
      Bonds (AMBAC Insured),
      5.00%, 8/1/33                                           3,075        3,242
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      6.00%, 10/1/16                                          1,000        1,061
      6.00%, 10/1/21                                          1,250        1,328
   Texas Municipal Power Agency Revenue
      Refunding Bonds (AMBAC Insured),
      4.00%, 9/1/12                                           1,000        1,001
   Texas State TRAN,
      4.50%, 8/31/07                                         15,000       15,091
   Texas State Veterans Housing Assistance
      G.O. Unlimited Bonds, Series C (AMT),
      Fund II,
      6.10%, 6/1/21                                           3,000        3,174


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FINDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
MUNICIPAL BONDS - 91.1% - CONTINUED

TEXAS - 7.9% - (CONTINUED)
   Texas University Revenue Bonds,
      Series E, Financing System, (1)
      5.00%, 8/15/18                                  $       3,200   $    3,476
      5.00%, 8/15/19                                          3,000        3,249
   Waxahachie Independent School District
      Capital Appreciation G.O. Unlimited
      Bonds (PSF Gtd.),
      0.00%, 8/15/16                                           240           140
      0.00%, 8/15/23                                           190            69
      0.00%, 8/15/28                                           305            79
      0.00%, 8/15/30                                           320            72
                                                                      ----------
                                                                          42,690
                                                                      ----------
WASHINGTON - 1.1%
   Washington State G.O. Unlimited Bonds,
      Series B & AT-7,
      6.40%, 6/1/17                                           5,200        6,144
                                                                      ----------
WISCONSIN - 0.5%
   Madison Metropolitan School District
      TRAN,
      4.00%, 9/7/07                                           2,500        2,507
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $472,831)                                                          493,071
                                                                      ----------

                                                          NUMBER         VALUE
                                                        OF SHARES       (000S)
                                                      -------------   ----------
INVESTMENT COMPANIES - 4.2%
   AIM Tax Exempt Cash Fund                              22,732,164       22,732
   Dreyfus Tax-Exempt Cash
      Management Fund                                        32,069           32
                                                                      ----------
TOTAL INVESTMENT COMPANIES
(COST $22,764)                                                            22,764
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.0%
   Beaver County IDA PCR Refunding VRDB,
      Firstenergy Generation (Barclays Bank
      PLC LOC),
      3.97%, 1/2/07                                   $         300          300
   Charlotte Water & Sewer Systems
      Revenue VRDB, Series B,
      3.89%, 1/4/07                                           5,500        5,500

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.0% - CONTINUED
   Louisiana Offshore Terminal Authority
      Deepwater Port Revenue VRDB,
      Series A, Loop LLC Project
      (SunTrust Bank LOC),
      3.99%, 1/2/07                                   $       3,000   $    3,000
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue VRDB, Series GG-1, Harvard
      University,
      3.90%, 1/4/07                                           5,000        5,000
   Michigan State Hospital Finance
      Authority Revenue Refunding VRDB,
      Series A, Crittenton Hospital (Comerica
      Bank LOC),
      4.00%, 1/2/07                                             100          100
   Mississippi Medical Center Educational
      Building Corp. Revenue VRDB, Adult
      Hospital Project (AMBAC Insured),
      3.91%, 1/4/07                                           3,850        3,850
   Ohio State Air Quality Development
      Authority Revenue Refunding VRDB,
      Series A, Polution Control - Firstenergy
      (Barclays Bank PLC LOC),
      3.95%, 1/3/07                                          10,000       10,000
   Sublette County PCR VRDB,
      Series B (AMT), Exxon Project,
      3.99%, 1/2/07                                           2,000        2,000
   Sunshine State Governmental Financing
      Commission Revenue VRDB
      (AMBAC Insured),
      3.97%, 1/2/07                                           1,800        1,800
   Tarrant County Health Facilities
      Development Corp. Revenue VRDB,
      Series A, Adventist/Sunbelt
      (Suntrust Bank LOC),
      3.91%, 1/4/07                                             400          400
   Utah Transit Authority Sales Tax
      Revenue VRDB, Subseries B
      (Fortis Bank S.A./N.V. LOC),
      3.88%, 1/2/07                                          16,700       16,700


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS - 9.0% - CONTINUED
   Washington State Housing Finance
      Commission Nonprofit Housing
      Revenue Refunding VRDB, Emerald
      Heights Project (Bank of America N.A.
      LOC),
      3.95%, 1/2/07                                   $         100   $      100
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $48,750)                                                            48,750
                                                                      ----------
TOTAL INVESTMENTS - 104.3%
(COST $544,345)                                                          564,585
                                                                      ----------
   Liabilities less Other Assets - (4.3)%                                (23,060)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  541,525

(1)  When-Issued Security

At December 31, 2006, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
General Obligation                                                    16.7%
Higher Education                                                       6.3
Power                                                                  6.5
School District                                                        5.5
Transportation                                                        14.0
Utilities                                                             10.0
All other sectors less than 5%                                        41.0
                                                                     -----
Total                                                                100.0%

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $544,345
                                                                      --------
Gross tax appreciation of investments                                 $ 20,744
Gross tax depreciation of investments                                     (504)
                                                                      --------
Net tax appreciation of investments                                   $ 20,240
                                                                      ========

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TAN - Tax Anticipation Notes

TCRS - Transferable Custodial Receipts

TRAN - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance


                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT FUND

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
U.S. GOVERNMENT AGENCIES - 71.2% (1)

FANNIE MAE - 34.9%
      5.63%, 5/19/11                                  $       5,575   $    5,632
      5.63%, 5/19/11                                          4,200        4,211
      4.63%, 10/15/13                                         5,000        4,898
      6.00%, 8/22/16                                          7,200        7,252
   Pool #555649,
      7.50%, 10/1/32                                            415          433
   Pool #725787,
      5.00%, 9/1/19                                           5,458        5,371
   Pool TBA, (2)
      6.00%, 1/1/17                                           8,710        8,830
      6.00%, 1/1/32                                           7,010        7,056
      5.00%, 1/1/35                                           7,010        6,767
                                                                      ----------
                                                                          50,450
                                                                      ----------
FEDERAL HOME LOAN BANK - 9.6%
      4.25%, 4/16/07                                          4,574        4,562
      5.63%, 6/13/16                                          5,000        5,146
      5.50%, 10/19/16                                         4,230        4,213
                                                                      ----------
                                                                          13,921
                                                                      ----------
FREDDIE MAC - 9.6%
      5.25%, 10/6/11                                          7,510        7,479
      5.50%, 7/18/16                                          3,000        3,112
   Pool #410092,
      6.91%, 11/1/24                                            131          135
   Series 2944, Class WD,
      5.50%, 11/15/28                                         3,125        3,121
                                                                      ----------
                                                                          13,847
                                                                      ----------
FREDDIE MAC GOLD - 7.5%
   Pool TBA, (2)
      5.50%, 1/1/32                                          10,900       10,777
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
   Pool #268360,
      10.00%, 4/15/19                                            31           35
   Pool #270288,
      10.00%, 6/15/19                                            26           29
                                                                      ----------
                                                                              64
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
U.S. GOVERNMENT AGENCIES - 71.2% (1) - CONTINUED

SMALL BUSINESS ADMINISTRATION - 9.6%
   Participation Certificates,
      Series 2005-20L, Class 1,
      5.39%, 12/1/25                                  $      1,851    $    1,864
   Participation Certificates,
      Series 2006-20B, Class 1,
      5.35%, 2/1/26                                          1,672         1,680
   Participation Certificates,
      Series 2006-20D, Class 1,
      5.64%, 4/1/26                                          1,840         1,880
   Participation Certificates,
      Series 2006-20G, Class 1,
      6.07%, 7/1/26                                          3,000         3,123
   Participation Certificates,
      Series 2006-20K, Class 1,
      5.36%, 11/1/26                                         2,891         2,902
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                         2,456         2,429
                                                                      ----------
                                                                          13,878
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $103,136)                                                          102,937
                                                                      ----------
U.S. GOVERNMENT OBLIGATIONS - 12.0%

U.S. TREASURY NOTES - 12.0%
      4.63%, 11/15/09                                         3,335        3,325
      4.50%, 11/30/11                                         7,930        7,859
      4.63%, 11/15/16                                         6,163        6,122
                                                                      ----------
                                                                          17,306
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $17,448)                                                            17,306
                                                                      ----------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
                                                      -------------   ----------
SHORT-TERM INVESTMENT - 39.5%
   FHLB Discount Note,
      4.87%, 1/3/07                                   $      57,227   $   57,212
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $57,212)                                                            57,212
                                                                      ----------
TOTAL INVESTMENTS - 122.7%
(COST $177,796)                                                          177,455
                                                                      ----------
   Liabilities less Other Assets - (22.7)%                               (32,806)
                                                                      ----------
NET ASSETS - 100.0%                                                   $  144,649

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $177,796
                                                                      --------
Gross tax appreciation of investments                                 $    385
Gross tax depreciation of investments                                     (726)
                                                                      --------
Net tax depreciation of investments                                   $   (341)
                                                                      ========

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7%
CALIFORNIA - 91.9%
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Jewish Home San Francisco (Allied Irish Bank LOC),
3.92%, 1/2/07                                                                      $   2,440   $       2,440
ABAG Finance Authority for Nonprofit Corp. Coros Califorinia Revenue VRDB,
Series 2002, Jackson Labs (Bank of America N.A. LOC),
3.88%, 1/9/07                                                                            195             195
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2004, Thacher Schools,
3.91%, 1/9/07                                                                          2,000           2,000
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2005, Institute for Defense Analyses (AMBAC Insured),
3.93%, 1/9/07                                                                          3,000           3,000
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2000A (AMT), East Ridge Apartments (FNMA LOC),
3.91%, 1/9/07                                                                          2,545           2,545
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002 (AMT), The Bachenheimer Building Project (FNMA Gtd.),
3.94%, 1/9/07                                                                          7,720           7,720
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002A (AMT), Darling Florist Building Project (FNMA Gtd.),
3.94%, 1/9/07                                                                          4,710           4,710
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB,
Series A, Elder Care Alliance (Citibank N.A. LOC),
3.46%, 1/9/07                                                                          7,800           7,800
Alameda County IDA Revenue VRDB,
Series 1995A (AMT), Heat and Control, Inc. Project (Comerica Bank LOC),
3.85%, 1/9/07                                                                          1,420           1,420
Alameda County IDA Revenue VRDB,
Series 1997A (AMT), Tool Family Partnership (Wells Fargo Bank N.A. LOC),
3.90%, 1/9/07                                                                          1,240           1,240
Alameda County IDA Revenue VRDB,
Series 2001 (AMT), Pacific Paper Tube Project (Wells Fargo Bank N.A. LOC),
3.90%, 1/9/07                                                                          2,285           2,285
Alameda County IDA Revenue VRDB,
Series 2004 (AMT), Autumn Press, Inc. Project (Wells Fargo Bank N.A. LOC),
3.95%, 1/9/07                                                                          2,212           2,212
Alameda County IDA Revenue VRDB,
Series 2004A (AMT), BEMA Electronics Manufacturing Project (Comerica Bank LOC),
3.95%, 1/9/07                                                                          2,200           2,200
Alameda-Contra Costa Schools Financing Authority COPS,
Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
3.92%, 1/9/07                                                                          2,870           2,870
Alameda-Contra Costa Schools Financing Authority COPS,
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
3.92%, 1/9/07                                                                          3,500           3,500
Azusa Multifamily Housing Revenue Refunding Bonds,
Series 1994, Pacific Glen Apartments Project (FNMA LOC),
3.76%, 1/9/07                                                                            600             600
Bay Area Toll Bridge Revenue VRDB,
Series C, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.73%, 1/9/07                                                                         12,100          12,100


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
Bay Area Toll Bridge Revenue VRDB,
Series 2001A, San Francisco Bay Area Toll Authority (AMBAC Insured),
3.80%, 1/9/07                                                                      $   2,320   $       2,320
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-1 (Dexia Credit Local LOC),
3.82%, 1/9/07                                                                         16,400          16,400
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-3 (AMBAC Insured),
3.82%, 1/9/07                                                                          6,775           6,775
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-7 (FSA Corp. Insured),
3.75%, 1/9/07                                                                         30,940          30,940
California Economic Development Financing Authority Revenue VRDB,
Series 1996A (AMT), Joseph Schmidt Confections Project (BNP Paribas LOC),
3.90%, 1/9/07                                                                          2,900           2,900
California Economic Development Financing Authority Revenue VRDB,
Series 1998 (AMT), Fricke-Parks Press, Inc. Project (Wells Fargo Bank N.A. LOC),
3.85%, 1/9/07                                                                          1,690           1,690
California Educational Facilities Authority Revenue Bonds,
University of Southern
California, Series 2003-45A, Soc Gen Municipal Trust Receipts, (1)
3.91%, 1/9/07                                                                          5,000           5,000
California Educational Facilities Authority Revenue VRDB,
Series 2005B, Pomona College,
3.75%, 1/9/07                                                                          6,300           6,300
California FHLMC Multifamily Variable Rate Certificates,
Series M001 Class A (AMT) (FHLMC Gtd.),
4.01%, 1/9/07                                                                         39,256          39,256
California FHLMC Multifamily Variable Rate Certificates,
Series M007 Class A (AMT) (FHLMC LOC),
4.01%, 1/9/07                                                                         11,105          11,105
California Health Facilities Financing Authority Revenue VRDB,
Series 2002, Adventist Health Systems (Wachovia Bank N.A. LOC),
3.95%, 1/2/07                                                                          4,300           4,300
California Health Facilities Financing Authority Revenue VRDB,
Series 2004K, Catholic Healthcare West (Bank of America N.A. LOC),
3.80%, 1/9/07                                                                          3,650           3,650
California Housing Finance Agency Revenue VRDB,
Series F (AMT), Home Mortgage (FSA Corp. Insured),
3.91%, 1/9/07                                                                         17,600          17,600
Series 2004E-1 (AMT), Home Mortgage,
3.91%, 1/9/07                                                                          9,900           9,900
California Infrastructure and Economic Development Bank IDR VRDB,
Series 2002A (AMT), Block and Brick Project (U.S. Bank N.A. LOC),
3.81%, 1/9/07                                                                          4,765           4,765
California Infrastructure and Economic Development Bank Revenue VRDB,
Contemporary Jewish Museum (Bank of America N.A. LOC),
3.73%, 1/9/07                                                                         10,000          10,000
California Infrastructure and Economic Development Bank Revenue VRDB,
J Paul Getty Trust,
Series 2003B,
3.25%, 2/2/07                                                                          5,000           5,000
Series 2003D,
3.25%, 2/2/07                                                                         15,000          15,000


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2002, Academy of Motion Pictures Arts and Sciences (AMBAC Insured),
3.93%, 1/9/07                                                                      $   7,000   $       7,000
California Infrastructure and Economic Development Bank Revenue VRDB,
Series A (AMT), Pocino Foods Co. Project (Wells Fargo Bank N.A. LOC),
3.81%, 1/9/07                                                                          4,000           4,000
California Pollution Control Financing Authority Environmental Improvement
Revenue VRDB, Series 1997B (AMT), Air Products Manufacturing,
3.95%, 1/9/07                                                                         10,000          10,000
California Financing Authority PCR Refunding Bonds,
Series 1996C, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC),
3.80%, 1/2/07                                                                          1,200           1,200
California Financing Authority PCR Refunding Bonds,
Series 1996E, Pacific Gas and Electricity (JPMorgan Chase Bank LOC),
3.92%, 1/2/07                                                                          4,800           4,800
California Pollution Control Financing Authority Revenue Bonds,
Merrill Lynch P-Floats PA-538R, San Diego Gas and Electric (MBIA Insured), (1)
3.96%, 1/9/07                                                                         24,160          24,160
California Pollution Control Financing Authority Revenue Bonds,
Merrill Lynch P-Floats PA-633R, San Diego Gas and Electric (MBIA Insured), (1)
3.96%, 1/9/07                                                                         11,850          11,850
California School Cash Reserve Program Authority Revenue Notes COPS,
Series 2006-07 A TRANS,
4.50%, 7/6/07                                                                         14,000          14,069
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-1 (Bank of New York LOC),
3.92%, 1/2/07                                                                          3,100           3,100
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-4 (JPMorgan Chase Bank LOC),
3.84%, 1/9/07                                                                          8,100           8,100
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-16 (Bank of New York LOC),
3.79%, 1/9/07                                                                          5,400           5,400
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries F-4 (Bank of America N.A. LOC),
3.92%, 1/2/07                                                                          3,200           3,200
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-1 (Bank of Nova Scotia LOC),
3.82%, 1/9/07                                                                         16,100          16,100
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-3 (FSA Corp. Insured),
3.75%, 1/9/07                                                                          2,720           2,720


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
California State Economic Recovery Revenue VRDB,
Series 2004C-1 (BNP Paribas LOC),
3.84%, 1/9/07                                                                      $   8,600   $       8,600
Series 2004C-2,
3.75%, 1/2/07                                                                            150             150
Series 2004C-4,
3.92%, 1/2/07                                                                          8,450           8,450
Series 2004C-8 (Lloyds TSB Bank PLC LOC),
3.75%, 1/2/07                                                                          3,200           3,200
Series 2004C-16 (FSA Corp. Insured),
3.75%, 1/9/07                                                                         13,810          13,810
California State G.O., Eagle Trust Series 20000507
(XLCA Insured), (1)
3.92%, 1/9/07                                                                         10,000          10,000
California State G.O., Kindergarten-University,
Series 2004A-2 (Citibank N.A. LOC),
3.88%, 1/2/07                                                                          4,530           4,530
Series 2004A-8 (Citibank N.A. LOC),
3.75%, 1/9/07                                                                         13,145          13,145
Series 2004A-9 (Citibank N.A. LOC),
3.79%, 1/9/07                                                                         16,600          16,600
California State G.O.,
Merrill Lynch P-Floats Series PT-1257 (XLCA Insured), (1)
3.94%, 1/9/07                                                                         11,475          11,475
California State G.O.,
P-Floats PA 1357 (Merrill Lynch Gtd.), (1)
3.95%, 1/9/07                                                                          4,000           4,000
California State G.O. RANS,
4.50%, 6/29/07                                                                        14,500          14,578
California State G.O., Series 2003-1,
ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1)
3.94%, 1/9/07                                                                          6,000           6,000
California State G.O.,
Series 2003B-4 Floating Rate Certificates (Bank of New York LOC),
3.75%, 1/9/07                                                                         14,000          14,000
California State G.O. VRDB,
Series N, Macon Trust Certificates (AMBAC Insured), (1)
3.92%, 1/9/07                                                                         15,750          15,750
California State Public Works Board Revenue Bonds,
Series PT-2915, Merrill Lynch P-Floats (MBIA Insured), (1)
3.92%, 1/9/07                                                                          9,600           9,600
California State Veterans G.O. (AMT),
Citigroup ROCS-RR-II-R-438CE (Citigroup, Inc. Gtd.), (1)
3.93%, 1/9/07                                                                          9,375           9,375
California Statewide Communities Development Authority COPS,
Series 1995, Covenenat Retirement Communities (LaSalle Bank N.A. LOC),
3.77%, 1/9/07                                                                         10,000          10,000
California Statewide Communities Development Authority COPS,
Series 1999-176, Morgan Stanley Floating Rate Certificates
(FSA Corp. Insured), (1)
3.90%, 1/9/07                                                                         10,595          10,595
California Statewide Communities Development Authority Multifamily (AMT),
Merrill Lynch P-Floats Series PT-1863, Arms Apartments Project
(Merrill Lynch & Co., Inc. Gtd.), (1)
4.00%, 1/9/07                                                                          3,480           3,480


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT         VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
California Statewide Communities Development Authority Multifamily
Revenue Bonds,
Series 2003NN1 (AMT), Bay Vista Meadow Park Project (Wells Fargo Bank N.A. LOC),
3.90%, 1/9/07                                                                      $   7,500   $       7,500
California Statewide Communities Development Authority Multifamily
Revenue Refunding VRDB,
Series 2002C (AMT), Aegis Moraga Project (FNMA LOC),
3.90%, 1/9/07                                                                          5,000           5,000
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series M (AMT), Pavillions Apartments (FNMA LOC),
3.87%, 1/9/07                                                                         11,200          11,200
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2000V (AMT), Aqua Vista Apartments Project (FNMA LOC),
3.87%, 1/9/07                                                                          6,700           6,700
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2002B (AMT), Olen Jones Senior Apartments Project (Citibank N.A. LOC),
4.02%, 1/9/07                                                                            860             860
California Statewide Communities Development Authority Multifamily
Revenue VRDB, Series 2002S (AMT), Concord Green Apartments
(FHLB of San Francisco LOC),
3.87%, 1/9/07                                                                          5,000           5,000
California Statewide Communities Development Authority Multifamily
Revenue VRDB, Series 2002X (AMT), Sharps and Flats Apartments (FNMA LOC),
3.87%, 1/9/07                                                                          9,300           9,300
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2003-00 (AMT), Dublin Ranch Apartments (Bank of America N.A. LOC),
3.90%, 1/9/07                                                                         14,900          14,900
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2004A (AMT), Maple Square Apartments Project (Citibank N.A. LOC),
3.90%, 1/9/07                                                                          4,800           4,800
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2004C (AMT), Avian Glen Apartments Project (Citibank N.A. LOC),
3.90%, 1/9/07                                                                          9,600           9,600
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2005 (AMT), Crossing Senior Phase IIJ (Citibank N.A. LOC),
3.90%, 1/9/07                                                                          7,425           7,425
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Gemological Institute (AMBAC Insured),
3.76%, 1/9/07                                                                            100             100
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
3.77%, 1/9/07                                                                         15,800          15,800
California Statewide Communities Development Authority Revenue VRDB,
Series 2003, Morgan Hill Country School (Bank of America N.A. LOC),
3.73%, 1/9/07                                                                          1,600           1,600
California Statewide Communities Development Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
3.77%, 1/9/07                                                                          8,450           8,450
Series 2004J, Kaiser Permanente Project,
3.77%, 1/9/07                                                                         16,800          16,800
Series 2004L, Kaiser Permanente Project,
3.77%, 1/9/07                                                                         11,200          11,200
Series 2004M, Kaiser Permanente Project,
3.77%, 1/9/07                                                                         12,100          12,100
California Statewide Communities Development Authority Revenue VRDB,
Series 2006, Amern Baptist Homes West (LaSalle Bank N.A. LOC),
3.77%, 1/9/07                                                                          9,600           9,600


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
California Statewide Communities Development Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
3.88%, 1/9/07                                                                      $  18,400   $      18,400
City of Hayward Multifamily Housing Revenue VRDB,
Series 1984A, Shorewood Apartment Project (FNMA Gtd.),
3.80%, 1/9/07                                                                         13,200          13,200
City of Stockton Revenue VRDB,
Series 2002A, Dameron Hospital Association (U.S. Bank N.A. LOC),
3.85%, 1/2/07                                                                          1,100           1,100
Contra Costa Multifamily Housing Revenue VRDB,
Series 2003 (AMT), Creekview Apartments (FHLMC LOC),
3.87%, 1/9/07                                                                         14,500          14,500
Contra Costa Water District Revenue Bonds,
Series 750, Morgan Stanley Floating Certificates (FSA Corp. Insured), (1)
3.90%, 1/9/07                                                                          6,330           6,330
Elsinore Valley Municipal Water District COPS VRDB,
Series 2000A (FGIC Insured),
3.73%, 1/9/07                                                                         16,600          16,600
Golden West Schools Financing Authority G.O.,
Series 2005A 12, Wachovia MERLOTS (FGIC Insured), (1) (2)
3.93%, 1/9/07                                                                          5,790           5,790
Grand Terrace Community Redevelopment Multifamily Revenue Bonds,
Series 1985A, Mount Vernon Villas Project (FNMA LOC),
3.78%, 1/9/07                                                                          7,025           7,025
Livermore Multifamily Revenue Refunding VRDB,
Series 1990, Diablo Vista Apartments (FNMA LOC),
3.78%, 1/9/07                                                                          2,200           2,200
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue VRDB,
Series A (AMT), Security Building Project (FNMA Insured),
3.83%, 1/9/07                                                                          6,000           6,000
Los Angeles Community Redevelopment Agency Revenue VRDB,
Series 2003A (AMT), Views at 270 (Citibank N.A. LOC),
3.93%, 1/9/07                                                                          1,686           1,686
Los Angeles Convention and Exhibition Center Authority Lease Revenue
Refunding VRDB,
Series 2003D (AMBAC Insured),
3.75%, 1/9/07                                                                          8,515           8,515
Series 2003E (AMBAC Insured),
3.79%, 1/9/07                                                                          2,500           2,500
Los Angeles COPS,
Series 2004A, Village School, Inc. (Allied Irish Bank PLC LOC),
3.87%, 1/9/07                                                                          5,815           5,815
Los Angeles County Housing Authority Multifamily Revenue VRDB,
Series 1985, Malibu Canyon Apartments (FHLMC LOC),
3.75%, 1/9/07                                                                          8,200           8,200
Los Angeles County Housing Authority Multifamily Revenue VRDB,
Series 2003C (AMT), Castaic Senior Apartments Project (FNMA LOC),
3.87%, 1/9/07                                                                          5,300           5,300
Los Angeles County TRANS,
Series A (Los Angeles County Gtd.),
4.50%, 6/29/07                                                                        17,000          17,082
Los Angeles Department of Water and Power Waterworks Revenue Bonds,
Series 2001B-1,
3.82%, 1/2/07                                                                          1,800           1,800


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
Los Angeles IDA Empowerment Zone Facilities Revenue Bonds,
Series 2003 (AMT), Green Farms, Inc. Project (Comerica Bank LOC),
3.95%, 1/9/07                                                                      $   3,000   $       3,000
Los Angeles IDA Revenue VRDB,
Series 2001 (AMT), Wing Hing Noodle Co. Project (Comerica Bank LOC),
3.95%, 1/9/07                                                                          2,335           2,335
Los Angeles Multifamily Revenue VRDB,
Series 1985C, Studio Colony (JPMorgan Chase Bank N.A. LOC),
3.76%, 1/9/07                                                                         19,510          19,510
Los Angeles Multifamily Revenue VRDB, Series 1997D (AMT),
Mission Village Terrace Project (FHLB of San Francisco LOC),
3.87%, 1/9/07                                                                          3,540           3,540
Los Angeles Multifamily Revenue VRDB,
Series 2003A (AMT), Asbury Apartments Project (Citibank N.A. LOC),
3.89%, 1/9/07                                                                          5,500           5,500
Los Angeles, Series 2006, TRANS,
4.50%, 6/29/07                                                                        12,000          12,058
Los Angeles Unified School District COPS VRDB,
Series 2005B, Administration Building Project III (AMBAC Insured),
3.75%, 1/9/07                                                                          3,450           3,450
Los Angeles Unified School District G.O., Series 2006, TRANS,
4.25%, 12/3/07                                                                         5,000           5,036
Metropolitan Water District of Southern California Revenue Bonds,
Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1)
3.94%, 1/9/07                                                                         16,685          16,685
Metropolitan Water District of Southern California Waterworks Revenue Bonds,
Series 1999B,
3.71%, 1/9/07                                                                          3,400           3,400
Metropolitan Water District of Southern California Waterworks Revenue
Refunding VRDB,
Series 2003C-1,
3.70%, 1/9/07                                                                          7,595           7,595
Series 2003C-2,
3.75%, 1/9/07                                                                          2,620           2,620
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2000B-3,
3.75%, 1/2/07                                                                          3,000           3,000
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2005B-2,
3.84%, 1/9/07                                                                         12,800          12,800
Oakland G.O. Bonds, Series 2003-A,
ABN AMRO Munitops Certificate Trust 2004-22 (MBIA Insured), (1)
3.94%, 1/9/07                                                                          8,935           8,935
Oakland Revenue Bonds,
MERLOTS Series 2000M (AMBAC Insured), (1)
3.93%, 1/9/07                                                                          3,000           3,000
Ohlone Community College, Series 2005B,
ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1)
3.94%, 1/9/07                                                                         10,000          10,000
Orange County Development Revenue Refunding VRDB,
Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
3.75%, 1/9/07                                                                          5,700           5,700


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
Orange County Development Revenue VRDB,
Series 1985-Z, Bear Brand Apartments Project (FHLMC LOC),
3.72%, 1/9/07                                                                      $   3,700   $       3,700
Orange County Sanitation District COPS,
3.75%, 1/2/07                                                                          6,650           6,650
Oxnard Financing Authority Lease Revenue VRDB,
Civic Center Phase 2 Project (AMBAC Insured),
3.76%, 1/9/07                                                                         10,000          10,000
Palmdale Community Redevelopment Agency SFM Revenue Bonds,
MERLOTS Series 2000-TTT (AMT) (U.S. Treasuries Escrowed),
3.98%, 1/9/07                                                                          5,885           5,886
Pittsburg Redevelopment VRDB, Tax Allocation,
Series 2004A, Los Medanos Community (AMBAC Insured),
3.85%, 1/2/07                                                                          2,185           2,185
Pleasanton COPS VRDB,
Assisted Living Facilities (Citibank N.A. LOC),
3.78%, 1/9/07                                                                          8,800           8,800
Riverside County Communication Facilities District Number 88-4 VRDB,
Special Tax Refunding Bonds (Comerica Bank LOC),
3.76%, 1/9/07                                                                          1,950           1,950
Roaring Fork Municipal Products Revenue Bonds Trust Receipts (AMT)
(FNMA Gtd.), (1)
3.95%, 1/9/07                                                                          7,100           7,100
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB,
Series 2001B (AMT), California Place Apartments (FNMA Gtd.),
3.88%, 1/9/07                                                                          4,500           4,500
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB,
Series 2001D (AMT), Oak Valley Apartments (FNMA Gtd.),
3.88%, 1/9/07                                                                          4,000           4,000
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB,
Series 2004C-2, Seasons of Winter (FHLMC Gtd.),
3.73%, 1/9/07                                                                          3,100           3,100
Sacramento County Housing Authority Mulitfamily Revenue VRDB,
Series 2005D (AMT), Cascades (FNMA Gtd.),
3.87%, 1/9/07                                                                          1,200           1,200
Sacramento County Sanitation District Financing Authority Revenue Bonds,
MERLOTS Series 2000-SSS (Colld. by U.S. Government Securities), (1)
3.93%, 1/9/07                                                                          7,500           7,500
Sacramento County TRANS,
4.50%, 7/17/07                                                                        18,000          18,076
Sacramento-Yolo Port District Revenue Refunding VRDB, Series 1997A (AMT),
California Free Trade Zone Project (Wells Fargo Bank N.A. LOC),
3.83%, 1/9/07                                                                          3,500           3,500
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB,
Series 1993, Monterey Villas Apartments Project (FHLB of San Francisco LOC),
3.81%, 1/9/07                                                                          1,600           1,600
San Bernardino County Multifamily Revenue Refunding VRDB,
Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
3.75%, 1/9/07                                                                          5,150           5,150
San Diego Housing Authority Multifamily Revenue VRDB,
Series 2000A (AMT), Stratton Apartments Project (FNMA Gtd.),
3.87%, 1/9/07                                                                          3,300           3,300


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
San Francisco City and County Airports Commission International
Airport (AMT), Merrill P-Floats PA-661R-A (FSA Corp. Insured), (1)
3.97%, 1/9/07                                                                      $   6,905   $       6,905
San Francisco City and County Finance Corp. Lease Revenue Bonds,
Series 2000-1, Moscone Center Expansion Project (AMBAC Insured),
3.80%, 1/9/07                                                                          3,000           3,000
San Francisco City and County G.O. Revenue VRDB,
Series 2005D, Laguna Honda Hospital (MBIA Insured),
3.71%, 1/9/07                                                                          2,950           2,950
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue Bonds,
Series 2005A-2 (AMT), Ceatrice Apartments Project (National City Bank
Cleveland LOC),
3.92%, 1/9/07                                                                          2,250           2,250
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue
VRDB,
Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.77%, 1/9/07                                                                          8,400           8,400
San Fransicso City and County Redevelopment Agency Multifamily Housing Revenue
VRDB,
Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),
3.77%, 1/9/07                                                                          9,650           9,650
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue
VRDB,
Series 2001B (AMT), Ocean Beach Apartments Project (Citibank N.A. LOC),
3.91%, 1/9/07                                                                          1,200           1,200
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue
VRDB,
Series 2002A (AMT), Leland Polk Senior Community (Citibank N.A. LOC),
3.93%, 1/9/07                                                                          4,190           4,190
San Jose Multifamily Housing Revenue VRDB,
Series 2004A (AMT), Trestles Apartments Project (FHLMC LOC),
3.93%, 1/9/07                                                                          3,675           3,675
San Jose Multifamily Housing Revenue VRDB,
Series 2005 (AMT), Raintree Apartments Project (FHLMC LOC),
3.93%, 1/9/07                                                                          8,350           8,350
Santa Clara County Housing Authority Multifamily Revenue VRDB,
Series A, Fountains Project (Citibank N.A. LOC),
3.78%, 1/9/07                                                                          2,795           2,795
Santa Cruz Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 2002A (AMT), Shaffer Road Apartments Project (FNMA LOC),
3.87%, 1/9/07                                                                         10,000          10,000
Sequoia Unified High School District G.O. Bonds,
Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.94%, 1/9/07                                                                          1,545           1,545
Simi Valley Unified School District G.O.,
Series 2004-26, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.94%, 1/9/07                                                                          6,995           6,995
Tahoe Forest Hospital District Revenue VRDB,
Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),
3.85%, 1/2/07                                                                            500             500
Tulare County Local Healthcare District Revenue VRDB,
Series 2002 (U.S. Bank N.A. LOC),
3.85%, 1/2/07                                                                            850             850
Turlock Health Facility COPS VRDB,
Series B, Emanual Medical Center, Inc. (U.S. Bank N.A. LOC),
3.77%, 1/9/07                                                                            550             550
Union County Multifamily Revenue Refunding VRDB,
Series 1999A, Mission Sierra (FNMA Colld.),
3.75%, 1/9/07                                                                            100             100


                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
CALIFORNIA - 91.9% - (CONTINUED)
Watereuse Finance Authority Revenue VRDB
(FSA Corp. Insured),
3.84%, 1/9/07                                                                      $   6,320   $       6,320
Western Placer Unified School District COPS,
Series 2003 (Bank of America N.A. LOC),
3.78%, 1/9/07                                                                          5,150           5,150
Windsor Multifamily Housing Revenue VRDB,
Series 1995A (AMT), Oakmont at Windsor Project (FNMA LOC),
3.87%, 1/9/07                                                                          4,015           4,015
                                                                                               -------------
                                                                                                   1,170,504
                                                                                               -------------
PUERTO RICO - 7.8%
Commonwealth of Puerto Rico, TRANS, Series 2007
(Bank of Nova Scotia LOC),
4.50%, 7/30/07                                                                        47,600          47,867
Puerto Rico Electric Power Authority Revenue Bonds,
Citigroup ROCS-RR-II-R-637CE (Citigroup, Inc. Gtd.),
3.96%, 1/9/07                                                                         30,000          30,000
Puerto Rico Highway and Transportation Revenue Bonds,
Citigroup ROCS-RR-II-R-636CE (Citibank N.A. Gtd.), (1)
3.93%, 1/9/07                                                                         21,000          21,000
                                                                                               -------------
                                                                                                      98,867
                                                                                               -------------
TOTAL MUNICIPAL INVESTMENTS (COST $1,269,371)                                                      1,269,371
                                                                                               -------------
TOTAL INVESTMENTS - 99.7% (COST $1,269,371) (3)                                                    1,269,371
                                                                                               -------------
Other Assets less Liabilities - 0.3%                                                                   3,763
                                                                                               -------------
NET ASSETS - 100.0%                                                                            $   1,273,134
                                                                                               -------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At December 31, 2006, the value of this restricted illiquid security amounted to approximately $5,790,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

                                                                   ACQUISITION
                                                     ACQUISITION       COST
SECURITY                                                 DATE         (000S)
--------                                             -----------   -----------
Golden West Schools Financing Authority G.O. (CA),
3.93%, 1/9/07                                           7/8/05        $5,790

(3)  The cost for federal income tax purposes was $1,269,371.

At December 31, 2006, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR                                             % OF NET ASSETS
---------------                                             ---------------
Administration of Environment and Housing and Real Estate          9.0%
Air, Water Services and Solid Waste Management                     7.7
Electric Services, Gas and Combined Utilities                     11.3
Executive, Legislative and General Government                     31.6
Health Services and Residential Care                               7.0
Housing Programs                                                   6.9
Urban and Community Development and Social Services               10.6
All other sectors less than 5%                                    15.9
                                                                 -----
Total                                                            100.0%


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG Association of Bay Area Governments

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

Colld. Collateralized

COPS Certificates of Participation

FGIC Financial Guaranty Insurance Corporation

FHLB Federal Home Loan Bank

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FSA Financial Security Assurance

G.O. General Obligation

Gtd. Guaranteed

IDA Industrial Development Authority

IDR Industrial Development Revenue

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MERLOTS Municipal Exempt Receipts Liquidity Optional Tender

PCR Pollution Control Revenue

P-Floats Puttable Floating Rate Securities

RANS Revenue Anticipation Notes

ROCS Reset Option Certificates

SFM Single Family Mortgage

Soc Gen Societe Generale

TRANS Tax and Revenue Anticipation Notes


                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

TSB Trustee Savings Bank

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

VRDB Variable Rate Demand Bonds

XLCA XL Capital Assurance


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
ASSET-BACKED NOTES - 4.7%
AUTO RECEIVABLES - 1.3%
Capital One Prime Auto Receivables Trust,
Series 2006-2, Class A1,
5.33%, 10/15/07                                                                    $  14,018   $      14,018
Ford Credit Auto Owner Trust,
Series 2006-B, Class A1, (1)
5.43%, 9/15/07                                                                        16,383          16,383
Ford Credit Auto Owner Trust,
Series 2006-C, Class A1, (1)
5.36%, 12/15/07                                                                       64,549          64,549
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A1,
5.43%, 8/21/07                                                                         3,632           3,632
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A1,
5.08%, 5/15/07                                                                           904             904
Nissan Auto Receivables Owner Trust,
Series 2006-C, Class A1,
5.49%, 8/15/07                                                                        12,152          12,152
USAA Auto Owner Trust, FRN,
Series 2006-4, Class A1,
5.34%, 12/13/07                                                                       32,053          32,053
Wachovia Auto Loan Owner Trust,
Series 2006-1, Class A1, (1)
5.39%, 10/19/07                                                                       12,400          12,400
                                                                                               -------------
                                                                                                     156,091
                                                                                               -------------
INTERNATIONAL RECEIVABLES - 3.1%
Granite Master Issuer PLC, FRN,
Series 2006-3, Class A4,
5.33%, 1/22/07                                                                        78,000          78,000
Holmes Financing PLC, FRN,
Series 10A, Class 1A, (1)
5.32%, 1/16/07                                                                        25,000          25,000
Holmes Master Issuer PLC, FRN,
Series 2006-1A, Class 1A, (1)
5.33%, 1/16/07                                                                        35,000          35,000
Interstar Millennium Trust, FRN,
Series 2006-2GA, Class A1, (1)
5.33%, 1/29/07                                                                        42,821          42,821
Mound Financing PLC, FRN,
Series 5A, Class 1A, (1)
5.32%, 1/8/07                                                                         25,000          25,000
Paragon Mortgages PLC, FRN,
Series 12A, Class A1, (1)
5.33%, 1/16/07                                                                        34,326          34,326
Paragon Mortgages PLC, FRN,
Series 13A, Class A1, (1)
5.34%, 1/16/07                                                                        30,000          30,000


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
ASSET-BACKED NOTES - 4.7% - CONTINUED
INTERNATIONAL RECEIVABLES - 3.1% - (CONTINUED)
Permanent Financing PLC, FRN,
Series 9A, Class 1A, (1)
5.32%, 1/10/07                                                                     $  35,000   $      35,000
Permanent Financing PLC, FRN,
Series 2006-1, Class 1A,
5.33%, 1/16/07                                                                        50,000          50,000
                                                                                               -------------
                                                                                                     355,147
                                                                                               -------------
OTHER RECEIVABLES - 0.3%
Caterpillar Financial Asset Trust,
Series 2006-A, Class A1,
5.45%, 6/25/07                                                                         8,504           8,504
CIT Equipment Collateral Trust,
Series 2006-VT1, Class A1,
4.99%, 3/20/07                                                                         2,897           2,897
CNH Equipment Trust,
Series 2006-A, Class A1,
4.99%, 4/5/07                                                                          4,182           4,182
CNH Equipment Trust,
Series 2006-B, Class A1,
5.39%, 10/5/07                                                                        19,068          19,068
                                                                                               -------------
                                                                                                      34,651
                                                                                               -------------
TOTAL ASSET-BACKED NOTES (COST $545,889)                                                             545,889
                                                                                               -------------
CERTIFICATES OF DEPOSIT - 19.8%
DOMESTIC DEPOSITORY INSTITUTIONS - 2.0%
American Express Centurion Bank,
5.34%, 6/19/07                                                                        45,000          45,000
Washington Mutual Bank, FA, Stockton, California,
5.75%, 7/5/07                                                                          9,600           9,615
Washington Mutual Bank, FRCD,
5.36%, 2/20/07                                                                        57,000          57,000
Washington Mutual Bank, FRCD,
5.35%, 2/26/07                                                                        60,000          60,000
Wells Fargo Bank N.A., San Francisco, California,
4.79%, 1/18/07                                                                        27,000          27,000
Wells Fargo Bank N.A., San Francisco, California,
4.87%, 1/31/07                                                                        28,000          28,000
                                                                                               -------------
                                                                                                     226,615
                                                                                               -------------
FOREIGN DEPOSITORY INSTITUTIONS - 17.8%
Barclays Bank, London Branch,
5.12%, 1/29/07                                                                        80,000          80,000
5.14%, 3/14/07                                                                        25,000          25,000
5.38%, 5/2/07                                                                         40,000          40,000
Barclays Bank, New York Branch,
5.09%, 2/26/07                                                                        45,000          45,000


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 17.8% - (CONTINUED)
BNP Paribas, London Branch,
4.91%, 2/5/07                                                                      $  15,000   $      15,000
5.11%, 3/7/07                                                                         47,000          47,000
5.41%, 5/21/07                                                                        78,000          78,000
5.30%, 7/10/07                                                                        25,000          25,000
5.26%, 9/17/07                                                                        40,000          40,000
5.30%, 9/21/07                                                                        68,000          68,000
CALYON, London Branch,
4.75%, 1/8/07                                                                         40,000          40,000
Canadian Imperial Bank of Commerce, New York Branch,
5.38%, 6/4/07                                                                         25,000          25,000
5.35%, 7/17/07                                                                        40,000          40,000
Credit Agricole, London Branch,
5.10%, 3/6/07                                                                         32,000          32,000
5.38%, 5/2/07                                                                         40,000          40,000
5.37%, 5/25/07                                                                        40,000          40,000
5.35%, 6/22/07                                                                        44,000          44,000
5.30%, 7/10/07                                                                        35,000          35,000
Credit Suisse First Boston, New York Branch,
5.00%, 2/8/07                                                                         25,000          25,000
5.34%, 4/19/07                                                                        40,000          40,000
5.40%, 6/4/07                                                                         20,000          20,000
Deutsche Bank, London Branch,
5.34%, 1/1/07, FRCD                                                                   80,000          80,000
4.93%, 2/5/07                                                                         10,000          10,000
5.42%, 5/21/07                                                                        43,000          43,000
5.36%, 10/19/07                                                                       40,000          40,000
Deutsche Bank, New York Branch,
4.80%, 1/29/07                                                                        40,000          40,000
5.13%, 3/12/07                                                                        12,000          12,000
5.25%, 10/3/07                                                                        35,000          34,980
Dexia Credit Local, New York Branch,
4.80%, 1/16/07                                                                        45,000          45,000
HBOS Treasury Services, London Branch,
5.31%, 3/27/07                                                                        35,000          35,000
5.65%, 6/26/07                                                                        35,000          35,000
5.41%, 9/20/07                                                                        65,000          65,000
HBOS Treasury Services, New York Branch,
5.38%, 6/1/07                                                                         22,000          22,000
5.22%, 12/17/07                                                                       43,000          43,000
Monte Dei Paschi Di Seina, London Branch,
5.33%, 2/22/07                                                                        50,000          50,000
National Australia Bank, London Branch,
5.05%, 2/16/07                                                                        15,000          15,000
Nordea Bank Finland, New York Branch,
4.82%, 1/29/07                                                                        25,000          25,000
5.15%, 3/14/07                                                                        20,000          20,000


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 17.8% - (CONTINUED)
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07                                                                    $  51,000   $      51,000
Royal Bank of Scotland, New York Branch, FRCD,
5.29%, 1/8/07                                                                         40,000          39,984
Societe Generale, London Branch,
5.36%, 5/11/07                                                                        23,500          23,500
5.36%, 7/17/07                                                                        30,000          30,000
5.26%, 9/17/07                                                                        45,000          45,000
5.32%, 10/2/07                                                                        40,000          40,000
5.30%, 1/2/08                                                                         30,000          30,000
Societe Generale, New York Branch, FRCD,
5.39%, 1/1/07                                                                         45,000          45,002
Svenska Handelsbanken, Inc., New York Branch,
4.80%, 1/16/07                                                                        20,000          20,000
5.04%, 2/16/07                                                                        50,000          50,000
Toronto Dominion Bank, New York Branch,
5.41%, 6/4/07                                                                         27,000          27,000
5.54%, 6/18/07                                                                        40,000          40,000
5.71%, 7/9/07                                                                         30,000          30,000
UBS AG, Stamford Branch,
4.96%, 2/7/07                                                                         40,000          40,000
Unicredito, New York Branch,
5.43%, 2/28/07                                                                        60,000          60,000
5.40%, 3/14/07                                                                        20,000          20,000
                                                                                               -------------
                                                                                                   2,050,466
                                                                                               -------------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,277,081)                                                    2,277,081
                                                                                               -------------
COMMERCIAL PAPER - 31.8%
AUTO RECEIVABLES - 2.9%
FCAR1 Owner Trust,
5.28%, 1/16/07                                                                        20,000          19,956
5.35%, 2/2/07                                                                         25,000          24,881
5.26%, 2/15/07                                                                        40,000          39,737
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, (1)
5.30%, 1/3/07                                                                         14,830          14,826
5.31%, 1/11/07                                                                        53,000          52,922
5.31%, 1/18/07                                                                        49,285          49,161
5.30%, 2/12/07                                                                        12,715          12,636
5.32%, 2/20/07                                                                        40,000          39,704
New Center Asset Trust,
5.28%, 1/2/07                                                                         57,000          56,992
5.33%, 1/23/07                                                                        25,000          24,918
                                                                                               -------------
                                                                                                     335,733
                                                                                               -------------


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
COMMERCIAL PAPER - 31.8% - CONTINUED
BANK HOLDING COMPANIES  - 0.2%
Citigroup Global Markets Holdings, Inc.,
5.30%, 1/10/07                                                                     $  15,000   $      14,980
5.28%, 1/16/07                                                                        10,000           9,978
                                                                                               -------------
                                                                                                      24,958
                                                                                               -------------
COLLATERALIZED LOAN OBLIGATIONS - 0.3%
Simba Funding Corp.,
5.28%, 3/22/07                                                                        40,000          39,531
                                                                                               -------------
COMMUNICATIONS - 0.4%
AT&T, Inc.,
5.35%, 1/2/07                                                                         50,000          49,993
                                                                                               -------------
CREDIT CARD MASTER TRUST - 1.0%
BA Credit Card Trust, Emerald Certificates, (1)
5.29%, 2/23/07                                                                        20,000          19,844
Capital One Multi Execution Trust, Nova Notes, (1)
5.28%, 1/3/07                                                                         25,000          24,993
Citibank Credit Card Master Trust, Dakota Certificates,
5.27%, 1/12/07                                                                        19,346          19,315
5.27%, 1/17/07                                                                        50,000          49,883
                                                                                               -------------
                                                                                                     114,035
                                                                                               -------------
MULTI-SELLER CONDUITS - 18.2%
Amstel Funding Corp.,
5.18%, 3/26/07                                                                        70,000          69,155
5.17%, 3/28/07                                                                        40,000          39,506
5.21%, 4/16/07                                                                        45,000          44,316
5.18%, 5/25/07                                                                        43,000          42,110
5.20%, 6/20/07                                                                        30,000          29,264
Amsterdam Funding,
5.27%, 1/4/07                                                                         10,000           9,996
Atlantic Asset Securitization Corp.,
5.27%, 1/2/07 (1)                                                                     20,000          19,997
5.29%, 1/12/07 (1)                                                                    20,156          20,124
5.30%, 1/18/07                                                                        30,000          29,925
Cedar Springs Capital Co.,
5.28%, 1/10/07                                                                        30,000          29,960
5.27%, 2/16/07                                                                        35,000          34,764
5.27%, 2/26/07                                                                        20,000          19,836
5.27%, 2/27/07                                                                        30,000          29,750
Charta Corp.,
5.27%, 1/10/07                                                                        15,000          14,980
5.28%, 1/22/07                                                                        15,000          14,954
5.27%, 1/23/07                                                                        20,000          19,936
Clipper Receivables Corp.,
5.28%, 1/22/07                                                                        25,000          24,923
Concord Minuteman Capital Co., (1)
5.29%, 2/21/07                                                                         9,000           8,933


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
COMMERCIAL PAPER - 31.8% - CONTINUED
MULTI-SELLER CONDUITS - 18.2% - (CONTINUED)
Corporate Receivables Corp.,
5.29%, 2/15/07                                                                     $  75,000   $      74,504
Crown Point Capital Co., (1)
5.30%, 1/9/07, FRCP                                                                   50,000          49,998
5.24%, 1/17/07                                                                        63,000          62,853
5.30%, 1/22/07, FRCP                                                                  35,000          34,999
5.30%, 3/8/07, FRCP                                                                   40,000          39,997
Gemini Securitization,
5.27%, 1/22/07                                                                        15,000          14,954
5.26%, 3/14/07                                                                        10,000           9,895
5.27%, 3/16/07                                                                        20,000          19,784
5.28%, 3/21/07                                                                        40,000          39,537
George Street Finance LLC, (1)
5.28%, 1/16/07                                                                        18,695          18,654
5.33%, 1/17/07                                                                        22,687          22,633
5.27%, 3/13/07                                                                        20,000          19,792
Gotham Funding Corp., (1)
5.30%, 1/9/07                                                                         25,000          24,971
5.34%, 1/10/07                                                                        35,000          34,953
5.32%, 1/18/07                                                                        20,000          19,950
Jupiter Securitization Corp.,
5.28%, 1/12/07                                                                        30,000          29,952
5.33%, 1/16/07                                                                        20,000          19,956
Kitty Hawk Funding Corp.,
5.28%, 1/5/07                                                                         20,000          19,988
5.33%, 1/18/07                                                                        20,000          19,950
Legacy Capital LLC, (1)
5.30%, 1/25/07, FRCP                                                                  20,000          19,998
5.21%, 5/18/07                                                                        20,000          19,604
Lexington Parker Capital,
5.30%, 1/5/07, FRCP                                                                   15,000          15,000
5.32%, 1/5/07, FRCP                                                                  143,000         142,995
5.38%, 1/5/07                                                                         49,000          48,971
5.30%, 1/10/07, FRCP                                                                  80,000          80,000
5.30%, 1/19/07, FRCP                                                                  20,000          20,000
5.29%, 2/21/07                                                                        30,000          29,775
Liberty Street Funding Co.,
5.32%, 1/22/07                                                                        40,000          39,876
Park Avenue Receivables, (1)
5.33%, 1/22/07                                                                        25,000          24,922
Ranger Funding Co. LLC,
5.28%, 1/12/07                                                                        15,000          14,976
Sheffield Receivables Corp.,
5.28%, 1/10/07                                                                        80,000          79,894
5.27%, 1/23/07                                                                        20,000          19,936
5.27%, 1/29/07                                                                        90,000          89,631


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
COMMERCIAL PAPER - 31.8% - CONTINUED
MULTI-SELLER CONDUITS - 18.2% - (CONTINUED)
Thames Asset Global Securitization, Number One,
5.26%, 1/5/07                                                                      $  35,000   $      34,980
5.27%, 1/8/07                                                                         40,000          39,959
Thunder Bay Funding, Inc.,
5.28%, 1/5/07                                                                         25,000          24,985
5.35%, 1/16/07 (1)                                                                    25,000          24,944
Tulip Funding Corp.,
5.32%, 1/18/07                                                                        25,000          24,937
Variable Funding Capital, FRCP,
5.31%, 1/2/07                                                                         50,000          50,000
Victory Receivables Corp.,
5.30%, 1/11/07                                                                        71,182          71,077
Yorktown Capital LLC,
5.28%, 1/3/07                                                                         50,000          49,985
5.29%, 2/15/07                                                                        20,000          19,868
5.30%, 2/22/07                                                                        30,000          29,770
                                                                                               -------------
                                                                                                   2,095,832
                                                                                               -------------
OTHER RECEIVABLES - 1.0%
Thornburg Mortgage Capital Resources, (1)
5.33%, 1/8/07                                                                         10,000           9,990
5.32%, 1/9/07                                                                         30,000          29,965
5.33%, 1/16/07                                                                        35,000          34,922
5.33%, 1/19/07                                                                        40,000          39,893
                                                                                               -------------
                                                                                                     114,770
                                                                                               -------------
SINGLE SELLER CONDUITS - 0.3%
Blue Spice LLC,
5.27%, 1/5/07                                                                         35,000          34,980
                                                                                               -------------
STRUCTURED INVESTMENT VEHICLES - 7.5%
Aquifer Funding LLC,
5.31%, 1/5/07                                                                         44,000          43,974
Beta Finance, Inc.,
5.17%, 3/29/07                                                                        50,000          49,375
Cancara Asset Securitization, Ltd., (1)
5.35%, 1/2/07                                                                         25,000          24,996
Cullinan Finance Corp., (1)
5.27%, 3/21/07                                                                        60,000          59,306
Deer Valley Funding LLC,
5.29%, 1/4/07                                                                         25,000          24,989
5.29%, 1/5/07 (1)                                                                     30,000          29,982
5.29%, 1/18/07 (1)                                                                    25,000          24,938
5.31%, 1/19/07 (1)                                                                    50,000          49,867
Five Finance Corp., (1)
5.27%, 2/13/07                                                                        20,000          19,874
Grampian Funding Ltd.,
5.20%, 5/16/07                                                                        40,000          39,220
Links Finance LLC,
5.27%, 3/16/07                                                                        25,000          24,729


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
COMMERCIAL PAPER - 31.8% - CONTINUED
STRUCTURED INVESTMENT VEHICLES - 7.5% - (CONTINUED)
North Sea Funding LLC,
5.27%, 2/27/07                                                                     $  14,264   $      14,145
Scaldis Capital LLC,
5.28%, 1/10/07                                                                        65,000          64,914
5.29%, 1/12/07 (1)                                                                    18,958          18,927
5.27%, 1/25/07                                                                        55,000          54,807
5.27%, 2/20/07 (1)                                                                    40,000          39,708
Sigma Finance, Inc., (1)
5.19%, 5/8/07                                                                         52,500          51,539
Solitaire Funding LLC,
5.27%, 3/15/07                                                                        29,970          29,650
Surrey Funding Corp., (1)
5.27%, 1/31/07                                                                        25,000          24,890
Whistlejacket Capital Ltd., (1)
5.29%, 1/11/07                                                                        25,000          24,963
5.28%, 1/22/07                                                                        25,000          24,923
5.28%, 1/24/07                                                                        15,000          14,949
White Pine Finance LLC, FRCP, (1)
5.31%, 1/3/07                                                                         25,000          24,999
5.31%, 1/8/07                                                                         10,000          10,000
5.31%, 1/12/07                                                                        20,000          19,999
5.31%, 1/22/07                                                                        50,000          49,999
                                                                                               -------------
                                                                                                     859,662
                                                                                               -------------
TOTAL COMMERCIAL PAPER (COST $3,669,494)                                                           3,669,494
                                                                                               -------------
CORPORATE NOTES/BONDS - 20.2%
BANK HOLDING COMPANIES - 0.8%
HSBC Bank U.S.A., Inc., FRN,
5.35%, 1/16/07                                                                        25,000          25,000
Wachovia Bank, N.A., FRN,
5.36%, 3/1/07                                                                         35,000          35,010
Wachovia Corp., FRN,
5.45%, 1/22/07                                                                        36,000          36,021
                                                                                               -------------
                                                                                                      96,031
                                                                                               -------------
CHEMICAL AND ALLIED PRODUCTS - 0.3%
Merck and Co., Inc., MTN, (1)
4.52%, 2/22/07                                                                        33,000          32,962
                                                                                               -------------
DOMESTIC DEPOSITORY INSTITUTIONS - 2.4%
American Express Bank, FSB, FRN,
5.32%, 1/8/07                                                                         55,000          55,000
5.32%, 1/29/07                                                                        49,000          48,999
American Express Centurion, FRN,
5.43%, 1/16/07                                                                        20,000          20,018
5.34%, 1/22/07                                                                        20,000          20,001
Bank of America, N.A., FRN,
5.31%, 1/2/07                                                                         33,000          33,000
5.33%, 1/26/07                                                                        45,000          45,000


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
CORPORATE NOTES/BONDS - 20.2% - CONTINUED
DOMESTIC DEPOSITORY INSTITUTIONS - 2.4% - (CONTINUED)
National City Bank Cleveland, FRN,
5.35%, 1/4/07                                                                      $  18,000   $      18,000
Washington Mutual Bank, FRN,
5.42%, 2/16/07                                                                        35,000          35,018
                                                                                               -------------
                                                                                                     275,036
                                                                                               -------------
FOREIGN DEPOSITORY INSTITUTIONS - 3.8%
Australia and New Zealand Banking Corp., FRN, (1)
5.35%, 1/8/07                                                                         25,000          25,000
5.35%, 1/23/07                                                                        21,000          21,000
5.34%, 3/5/07                                                                         70,000          70,000
Nordea Bank Finland, New York Branch, FRN, (1)
5.36%, 1/11/07                                                                        65,000          65,000
Royal Bank of Canada, FRN,
5.40%, 1/10/07                                                                        24,000          24,001
Royal Bank of Scotland PLC, FRN, (1)
5.34%, 1/22/07                                                                        55,000          55,000
UBS AG Stamford,
5.40%, 11/28/07                                                                      100,000         100,000
Westpac Banking Corp., FRN,
5.33%, 1/8/07 (1)                                                                     60,000          60,000
5.39%, 3/12/07                                                                        15,000          15,000
                                                                                               -------------
                                                                                                     435,001
                                                                                               -------------
INSURANCE CARRIERS - 1.6%
Allstate Life Global Funding II, FRN, (1)
5.44%, 1/16/07                                                                        25,000          25,000
ASIF Global Financing XXXI, FRN, (1)
5.37%, 2/23/07                                                                        61,000          61,001
ING Verzekeringen, N.V., FRN,
5.29%, 1/4/07                                                                         55,000          55,000
MET Life Global Funding I, FRN, (1)
5.44%, 1/16/07                                                                        50,000          50,000
                                                                                               -------------
                                                                                                     191,001
                                                                                               -------------
NON-DEPOSITORY PERSONAL CREDIT - 2.7%
American Express Credit Corp., FRN,
5.31%, 1/9/07                                                                         60,000          60,000
General Electric Capital Corp., FRN,
5.48%, 1/9/07                                                                         35,000          35,007
5.31%, 1/24/07                                                                        65,000          65,000
Household Finance Corp., FRN,
5.41%, 3/1/07                                                                         15,000          15,003
HSBC Finance Corp., FRN,
5.34%, 1/8/07                                                                         30,000          30,000
5.38%, 1/24/07                                                                        25,000          25,000
5.41%, 2/28/07                                                                        17,000          17,002
SLM Corp., FRN, (1)
5.35%, 1/12/07                                                                        64,000          64,000
                                                                                               -------------
                                                                                                     311,012
                                                                                               -------------


                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
CORPORATE NOTES/BONDS - 20.2% - CONTINUED
PAPER AND ALLIED PRODUCTS - 0.3%
Kimberly-Clark Corp., (1)
5.26%, 12/19/07                                                                    $  30,000   $      30,000
SECURITY AND COMMODITY BROKERS - 3.1%
Bear Stearns Co., Inc., FRN,
5.43%, 1/5/07                                                                         20,000          20,000
Lehman Brothers Holdings, FRN,
5.50%, 1/22/07                                                                        80,000          80,000
5.29%, 2/26/07                                                                        22,000          22,000
Merrill Lynch & Co., FRN, MTN,
5.41%, 1/4/07                                                                         40,000          40,000
5.60%, 1/11/07                                                                        35,000          35,010
5.33%, 1/24/07                                                                        25,000          25,000
5.32%, 1/29/07                                                                        20,000          20,000
5.34%, 3/1/07                                                                          5,000           5,000
Morgan Stanley, FRN,
5.41%, 1/16/07                                                                        22,000          22,000
5.44%, 1/29/07                                                                        92,800          92,800
                                                                                               -------------
                                                                                                     361,810
                                                                                               -------------
STRUCTURED INVESTMENT VEHICLES - 4.8%
Beta Finance, Inc., FRN, MTN, (1)
5.36%, 1/18/07                                                                        30,000          30,000
5.36%, 1/22/07                                                                        10,000          10,001
Cullinan Finance Corp., MTN,
5.31%, 1/16/07, FRN (1)                                                               13,000          12,999
5.31%, 1/25/07, FRN (1)                                                               28,000          27,997
5.34%, 1/25/07, FRN (1)                                                               25,000          24,999
5.31%, 3/12/07, FRN (1)                                                               48,000          47,991
5.34%, 10/10/07 (1)                                                                   40,000          40,000
Five Finance, Inc., FRN, (1)
5.30%, 1/16/07                                                                        20,000          19,999
5.33%, 3/15/07                                                                        35,000          34,997
Links Finance LLC, FRN, MTN, (1)
5.33%, 1/8/07                                                                         17,000          16,999
5.33%, 1/10/07                                                                        20,000          19,999
5.33%, 1/11/07                                                                        21,000          21,000
5.32%, 1/16/07                                                                        75,000          74,997
5.31%, 1/26/07                                                                        22,000          21,999
Sigma Finance, Inc.,
5.35%, 1/16/07, FRN (1)                                                               35,000          35,001
5.45%, 10/29/07                                                                       50,000          50,000
Whistlejacket Capital LLC, FRN, (1)
5.35%, 1/16/07                                                                        20,000          20,001
5.34%, 1/22/07                                                                        25,000          25,001
White Pine Finance LLC, FRN, (1)
5.31%, 1/25/07                                                                        15,000          14,998
                                                                                               -------------
                                                                                                     548,978
                                                                                               -------------


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
CORPORATE NOTES/BONDS - 20.2% - CONTINUED
TRANSPORTATION EQUIPMENT - 0.4%
American Honda Finance, FRN, (1)
5.34%, 1/26/07                                                                     $  20,000   $      20,000
5.38%, 3/7/07                                                                         25,000          25,002
                                                                                               -------------
                                                                                                      45,002
                                                                                               -------------
TOTAL CORPORATE NOTES/BONDS (COST $2,326,833)                                                      2,326,833
                                                                                               -------------
EURODOLLAR TIME DEPOSITS - 11.9%
DOMESTIC DEPOSITORY INSTITUTIONS - 1.1%
Citibank, Nassau,
5.34%, 1/18/07                                                                        75,000          75,000
Citibank, Toronto, Canada,
5.34%, 3/5/07                                                                         50,000          50,000
                                                                                               -------------
                                                                                                     125,000
                                                                                               -------------
FOREIGN DEPOSITORY INSTITUTIONS - 10.8%
Allied Irish Banks, Dublin,
5.42%, 2/20/07                                                                        37,000          37,000
Banco Santander Centrale, Madrid,
5.34%, 4/4/07                                                                         20,000          20,000
Credit Suisse First Boston, Grand Cayman,
5.38%, 1/2/07                                                                        100,000         100,000
Danske Bank, Copenhagen, Denmark,
5.36%, 1/2/07                                                                        100,000         100,000
Danske Bank, London,
5.34%, 1/2/07                                                                        190,000         190,000
Dexia Bank Belgium, Brussels,
5.38%, 1/2/07                                                                        170,000         170,000
Dexia Bank Belgium, London,
5.32%, 1/5/07                                                                         70,000          70,000
ING Bank, Amsterdam,
5.29%, 1/2/07                                                                        115,964         115,964
KBC Bank, Paris,
5.33%, 5/17/07                                                                        65,000          65,000
Lloyds Bank, London,
5.30%, 1/4/07                                                                         85,000          85,000
National Bank of Canada, Montreal,
5.34%, 3/29/07                                                                       100,000         100,000
Rabobank Nederland, Grand Cayman,
5.25%, 1/2/07                                                                         17,088          17,088
UBS AG, Grand Cayman,
5.27%, 1/2/07                                                                        175,000         175,000
                                                                                               -------------
                                                                                                   1,245,052
                                                                                               -------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $1,370,052)                                                   1,370,052
                                                                                               -------------
MUNICIPAL INVESTMENTS - 0.8%
ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.2%
Florida Housing Financial Corp., Taxable Revenue Bonds,
Series 2002A, Affordable Housing (AMBAC Insured),
5.35%, 1/9/07                                                                          4,800           4,800


                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 0.8% - CONTINUED
ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.2% - (CONTINUED)
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000,
5.32%, 1/9/07                                                                      $  14,960   $      14,960
State of Texas G.O. Taxable, VRDB,
Veterans' Land Refunding Bonds, Series 2002,
5.32%, 1/9/07                                                                          9,140           9,140
                                                                                               -------------
                                                                                                      28,900
                                                                                               -------------
EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.2%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
5.37%, 1/9/07                                                                         15,500          15,500
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
5.37%, 1/9/07                                                                         10,000          10,000
                                                                                               -------------
                                                                                                      25,500
                                                                                               -------------
MISCELLANEOUS RETAIL - 0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds,
Bass Pro Outdoor World LLC (General Electric Capital Corp. LOC), (1)
5.32%, 1/9/07                                                                         11,000          11,000
                                                                                               -------------
STUDENT LOANS - 0.1%
Illinois Student Assistance Comission Student Loan
VRDB Taxable, Series D (Bank of America N.A. LOC),
5.37%, 1/9/07                                                                         11,000          11,000
                                                                                               -------------
WATER SERVICES - 0.2%
Los Angeles, California, Department of Water and
Power Waterworks Taxable VRDB, Series B-1,
5.36%, 1/9/07                                                                         18,000          18,000
                                                                                               -------------
TOTAL MUNICIPAL INVESTMENTS (COST $94,400)                                                            94,400
                                                                                               -------------
U.S. GOVERNMENT AGENCIES - 0.5% (2)
FREDDIE MAC - 0.5%
FHLMC Notes,
4.76%, 2/9/07                                                                         10,000          10,000
4.25%, 4/5/07                                                                         10,000           9,979
5.35%, 12/19/07                                                                       35,000          35,000
                                                                                               -------------
                                                                                                      54,979
                                                                                               -------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $54,979)                                                         54,979
                                                                                               -------------
INVESTMENTS, AT AMORTIZED COST ($10,338,728)                                                      10,338,728
                                                                                               -------------


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
REPURCHASE AGREEMENTS - 10.7%
(COLLD. AT A MINIMUM OF %) (3)
JOINT REPURCHASE AGREEMENTS - 1.2%
Bank of America Securities LLC, dated 12/29/06,
repurchase price $46,081
4.60%, 1/2/07                                                                      $  46,058   $      46,058
Morgan Stanley & Co., Inc., dated 12/29/06,
repurchase price $30,722
4.80%, 1/2/07                                                                         30,705          30,705
Societe Generale - New York Branch, dated 12/29/06,
repurchase price $15,361
4.85%, 1/2/07                                                                         15,353          15,353
UBS Securities LLC, dated 12/29/06,
repurchase price $46,083
4.85%, 1/2/07                                                                         46,058          46,058
                                                                                               -------------
                                                                                                     138,174
                                                                                               -------------
(COLLD. AT A MINIMUM OF %) (4)
REPURCHASE AGREEMENTS - 9.5%
Bank of America N.A., dated 12/29/06,
repurchase price $570,338
5.33%, 1/2/07                                                                        570,000         570,000
Citigroup Global Markets, Inc., dated 12/29/06,
repurchase price $230,137
5.35%, 1/2/07                                                                        230,000         230,000
Goldman Sachs & Co., Inc., dated 12/29/06,
repurchase price $250,148
5.34%, 1/2/07                                                                        250,000         250,000
Goldman Sachs & Co., Inc., dated 12/29/06,
repurchase price $50,030
5.35%, 1/2/07                                                                         50,000          50,000
                                                                                               -------------
                                                                                                   1,100,000
                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $1,238,174)                                                      1,238,174
                                                                                               -------------
TOTAL INVESTMENTS - 100.4% (COST $11,576,902) (5)                                                 11,576,902
                                                                                               -------------
Liabilities less Other Assets - (0.4)%                                                               (48,080)
                                                                                               -------------
NET ASSETS - 100.0%                                                                              $11,528,822
                                                                                               -------------


                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME                   COUPON RATES      MATURITY DATES
----                  --------------   ------------------
U.S. Treasury Bonds   2.00% - 10.38%   4/15/29 - 11/15/12
U.S. Treasury Notes   2.00% -  4.25%   1/15/10 -  1/15/14

(4) The nature and terms of the collateral received for the repurchase agreements are as follows:


NAME                   COUPON RATES     MATURITY DATES
----                  -------------   -----------------
FHLMC                 4.50% - 6.50%   10/1/18 - 12/1/36
FNMA                  4.50% - 7.00%    5/1/18 -  9/1/36

(5)  The cost for federal income tax purposes was $11,576,902.


                           MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC American Municipal Bond Assurance Corporation

Colld. Collateralized

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commerical Paper

FRN  Floating Rate Notes

FSB  Federal Savings Bank

G.O. General Obligation

IDR  Industrial Development Revenue

LOC  Letter of Credit

MTN  Medium Term Notes

VRDB Variable Rate Demand Bonds


                           MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
U.S. GOVERNMENT AGENCIES - 76.6% (1)
FANNIE MAE - 27.0%
FNMA Discount Notes,
5.20%, 1/2/07                                                                      $  10,061   $      10,059
4.61%, 1/26/07                                                                        37,974          37,852
5.15%, 2/1/07                                                                          5,000           4,978
5.19%, 2/12/07                                                                         1,927           1,915
5.19%, 2/23/07                                                                         1,932           1,917
5.15%, 3/14/07                                                                         5,000           4,949
5.19%, 4/2/07                                                                         15,000          14,805
5.20%, 4/2/07                                                                         26,036          25,698
4.89%, 10/26/07                                                                        2,989           2,868
FNMA FRN,
5.23%, 3/21/07                                                                        28,000          27,996
FNMA Notes,
3.00%, 1/12/07                                                                        11,350          11,342
5.00%, 1/15/07                                                                         3,025           3,025
2.63%, 1/19/07                                                                         5,000           4,993
2.69%, 1/30/07                                                                         5,000           4,992
2.71%, 1/30/07                                                                         3,750           3,742
2.38%, 2/15/07                                                                        17,595          17,529
3.63%, 3/15/07                                                                         5,580           5,561
5.20%, 3/28/07                                                                         5,000           4,999
5.25%, 4/15/07                                                                         8,222           8,221
4.00%, 5/23/07                                                                        10,000           9,947
3.70%, 11/1/07                                                                         1,000             987
3.38%, 11/9/07                                                                         6,360           6,264
                                                                                               -------------
                                                                                                     214,639
                                                                                               -------------
FEDERAL FARM CREDIT BANK - 6.9%
FFCB Bond,
1.88%, 1/16/07                                                                         8,100           8,088
FFCB FRN,
5.19%, 1/1/07                                                                         12,500          12,493
5.28%, 1/9/07                                                                          1,500           1,500
5.23%, 1/19/07                                                                        15,000          14,999
5.21%, 1/28/07                                                                         5,000           4,999
5.22%, 2/28/07                                                                         5,000           4,998
FFCB Discount Notes,
4.98%, 4/13/07                                                                         3,000           2,958
4.83%, 11/2/07                                                                         5,000           4,795
                                                                                               -------------
                                                                                                      54,830
                                                                                               -------------
FEDERAL HOME LOAN BANK - 20.1%
FHLB Bonds,
2.63%, 5/15/07                                                                        20,000          19,811
3.13%, 8/15/07                                                                         4,500           4,441
4.75%, 8/17/07                                                                         5,705           5,688
4.63%, 10/24/07                                                                        1,500           1,492
FHLB Discount Notes,
5.18%, 1/3/07                                                                         10,000           9,997
5.11%, 1/5/07                                                                         20,000          19,989
5.02%, 1/25/07                                                                         1,445           1,440
5.10%, 2/27/07                                                                        12,419          12,319
5.15%, 3/28/07                                                                        10,000           9,877
FHLB FRN,
5.21%, 1/8/07                                                                         15,000          14,998
5.21%, 1/10/07                                                                        10,000           9,996
5.22%, 1/24/07                                                                        10,000           9,994
5.19%, 2/28/07                                                                         9,000           8,994


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
U.S. GOVERNMENT AGENCIES - 76.6% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 20.1% - (CONTINUED)
FHLB Notes,
2.63%, 2/16/07                                                                     $  10,000   $       9,969
3.38%, 2/23/07                                                                         1,015           1,012
4.00%, 4/25/07                                                                         8,000           7,969
4.50%, 5/11/07                                                                         2,755           2,747
4.88%, 5/15/07                                                                         8,545           8,534
                                                                                               -------------
                                                                                                     159,267
                                                                                               -------------
FREDDIE MAC - 17.3%
FHLMC Discount Notes,
5.00%, 4/13/07                                                                         8,664           8,541
4.89%, 10/16/07                                                                        7,445           7,154
FHLMC FRN,
5.24%, 1/6/07                                                                         21,000          20,996
5.22%, 1/17/07                                                                        35,000          34,993
5.20%, 1/27/07                                                                        25,000          24,993
5.24%, 3/19/07                                                                         5,000           5,000
FHLMC Notes,
2.38%, 2/15/07                                                                         3,800           3,786
3.63%, 2/15/07                                                                         3,629           3,622
2.85%, 2/23/07                                                                         5,580           5,560
3.75%, 3/15/07                                                                         2,000           1,994
4.88%, 3/15/07                                                                         7,961           7,954
2.40%, 3/29/07                                                                         2,850           2,831
4.25%, 4/5/07                                                                          5,000           4,987
4.50%, 4/18/07                                                                         3,500           3,492
4.71%, 10/11/07                                                                        1,500           1,493
                                                                                               -------------
                                                                                                     137,396
                                                                                               -------------
OVERSEAS PRIVATE INVESTMENT CORP. - 5.3%
Participation Certificates,
Series 2003,
5.35%, 1/3/07                                                                         18,488          18,488
Participation Certificates,
Series 518-2002-406-IG,
5.35%, 1/3/07                                                                         23,623          23,623
                                                                                               -------------
                                                                                                      42,111
                                                                                               -------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $608,243)                                                       608,243
                                                                                               -------------
REPURCHASE AGREEMENTS - 28.5%
(COLLD. AT A MINIMUM OF 102%) (2)
JOINT REPURCHASE AGREEMENTS - 7.6%
Bank of America Securities LLC, dated 12/29/06,
repurchase price $20,057
4.60%, 1/2/07                                                                         20,047          20,047
Morgan Stanley & Co., Inc., dated 12/29/06,
repurchase price $13,372
4.80%, 1/2/07                                                                         13,364          13,364
Societe Generale - New York Branch, dated 12/29/06,
repurchase price $6,686
4.85%, 1/2/07                                                                          6,682           6,682
UBS Securiites LLC, dated 12/29/06,
repurchase price $20,058
4.85%, 1/2/07                                                                         20,047          20,047
                                                                                               -------------
                                                                                                      60,140
                                                                                               -------------


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
REPURCHASE AGREEMENTS - 28.5% - CONTINUED
(COLLD. AT A MINIMUM OF 102%) (3)
REPURCHASE AGREEMENTS - 20.9%
Citigroup Global Markets, Inc., dated 12/29/06,
repurchase price $25,015
5.35%, 1/2/07                                                                      $  25,000   $      25,000
Goldman Sachs & Co., dated 12/29/06,
repurchase price $50,030
5.34%, 1/2/07                                                                         50,000          50,000
Lehman Brothers, Inc., dated 12/29/06,
repurchase price $66,067
5.32%, 1/2/07                                                                         66,028          66,028
UBS Securities LLC, dated 12/29/06,
repurchase price $25,015
5.33%, 1/2/07                                                                         25,000          25,000
                                                                                               -------------
                                                                                                     166,028
                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $226,168)                                                          226,168
                                                                                               -------------
TOTAL INVESTMENTS - 105.1% (COST $834,411) (4)                                                       834,411
                                                                                               -------------
Liabilities less Other Assets - (5.1)%                                                               (40,626)
                                                                                               -------------
NET ASSETS - 100.0%                                                                            $     793,785
                                                                                               -------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME                   COUPON RATES     MATURITY DATES
----                  -------------   ------------------
U.S. Treasury Bonds   2.00% - 10.38%  4/15/29 - 11/15/12
U.S. Treasury Notes    2.00% - 4.25%   1/15/10 - 1/15/14

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME                   COUPON RATES    MATURITY DATES
----                  -------------   ----------------
FHLB                  5.13%           4/16/08
FHLMC                 0.00%           12/1/29 - 4/1/36
FNMA                  4.50% - 5.50%   3/15/11 - 9/1/23

(4)  The cost for federal income tax purposes was $834,411.


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FRN Floating Rate Notes


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
U.S. GOVERNMENT AGENCIES - 99.9% (1)
FEDERAL FARM CREDIT BANK - 28.7%
FFCB Discount Notes,
5.11%, 1/5/07                                                                      $   8,000   $       7,995
4.96%, 2/15/07                                                                         5,000           4,969
5.09%, 3/5/07                                                                         20,000          19,822
5.11%, 3/13/07                                                                         5,000           4,950
5.07%, 4/9/07                                                                         10,000           9,862
5.06%, 4/11/07                                                                        25,000          24,649
5.26%, 5/4/07                                                                         15,000          14,730
5.05%, 5/9/07                                                                          4,860           4,773
5.06%, 5/15/07                                                                         3,892           3,819
5.05%, 5/22/07                                                                         5,182           5,079
4.89%, 10/15/07                                                                       13,450          12,926
FFCB FRN,
5.19%, 1/1/07                                                                         30,000          29,982
5.21%, 1/1/07                                                                         40,000          40,000
5.23%, 1/4/07                                                                         10,000          10,000
5.23%, 1/19/07                                                                        25,000          24,998
5.21%, 1/24/07                                                                        10,000          10,000
5.21%, 1/28/07                                                                        20,000          19,997
5.22%, 2/28/07                                                                        10,000           9,995
5.25%, 3/19/07                                                                        25,000          24,998
                                                                                               -------------
                                                                                                     283,544
                                                                                               -------------
FEDERAL HOME LOAN BANK - 71.2%
FHLB Bonds,
3.50%, 1/18/07                                                                         5,680           5,675
3.38%, 2/15/07                                                                         6,320           6,305
4.30%, 3/19/07                                                                        20,000          19,962
5.00%, 4/3/07                                                                          3,100           3,099
2.63%, 5/15/07                                                                        25,445          25,205
3.17%, 5/24/07                                                                        10,160          10,078
5.13%, 6/1/07                                                                          5,980           5,976
4.00%, 7/13/07                                                                        11,000          10,929
3.13%, 8/15/07                                                                         9,825           9,699
6.50%, 8/15/07                                                                         6,515           6,562
4.75%, 8/17/07                                                                         8,130           8,105
FHLB Discount Notes,
4.80%, 1/2/07                                                                         68,023          68,014
4.82%, 1/2/07                                                                         75,000          74,990
5.00%, 1/2/07                                                                         54,000          53,992
5.18%, 1/3/07                                                                         20,000          19,994
5.15%, 1/5/07                                                                         25,000          24,986
5.19%, 1/5/07                                                                          3,000           2,998
5.10%, 1/12/07                                                                        10,000           9,984
5.17%, 1/17/07                                                                        15,000          14,965
5.14%, 2/21/07                                                                        15,000          14,891
5.15%, 3/14/07                                                                         3,210           3,177
5.14%, 3/21/07                                                                        15,000          14,831
5.01%, 4/4/07                                                                         20,000          19,741
4.86%, 10/30/07                                                                        3,671           3,521
FHLB FRN,
5.21%, 1/8/07                                                                         35,000          34,995
5.21%, 1/10/07                                                                        25,000          24,989
5.22%, 1/24/07                                                                        15,000          14,992


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
U.S. GOVERNMENT AGENCIES - 99.9% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 71.2% - (CONTINUED)
FHLB Notes,
4.63%, 1/30/07                                                                     $  24,445        $ 24,442
4.71%, 2/9/07                                                                         25,000          25,000
2.88%, 2/15/07                                                                        15,555          15,507
2.63%, 2/16/07                                                                        30,000          29,906
3.38%, 2/23/07                                                                        13,800          13,761
5.00%, 3/20/07                                                                        13,420          13,414
4.00%, 4/25/07                                                                        26,000          25,888
4.25%, 5/8/07                                                                          3,725           3,712
4.50%, 5/11/07                                                                        16,810          16,767
4.88%, 5/15/07                                                                        19,600          19,572
3.63%, 6/20/07                                                                         3,545           3,519
                                                                                               -------------
                                                                                                     704,143
                                                                                               -------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $987,687)                                                       987,687
                                                                                               -------------
TOTAL INVESTMENTS - 99.9% (COST $987,687) (2)                                                        987,687
                                                                                               -------------
Other Assets less Liabilities - 0.1%                                                                     532
                                                                                               -------------
NET ASSETS - 100.0%                                                                            $     988,219
                                                                                               -------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  The cost for federal income tax purposes was $987,687.


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FRN Floating Rate Notes


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0%
ALABAMA - 3.1%
Alabama HFA Revenue VRDB (AMT),
Chapelridge Apartments Project (Wachovia Bank N.A. LOC),
4.06%, 1/9/07                                                                      $  11,000   $      11,000
Birmingham Medical Clinic Board Revenue Bonds,
University of Alabama Health Services (SunTrust Bank LOC),
3.92%, 1/9/07                                                                         54,500          54,500
Calhoun County Economic Development Council Revenue Bonds (AMT),
IPC Aerospace Corp. Project (Wachovia Bank N.A. LOC),
4.11%, 1/9/07                                                                          2,000           2,000
Columbia IDB PCR Refunding VRDB, Series 1999C,
Alabama Power Company Project (Alabama Power Gtd.),
4.00%, 1/2/07                                                                          4,200           4,200
Columbia IDB Revenue VRDB, Series 1997 (AMT),
Alabama Power Company Project,
4.01%, 1/9/07                                                                         15,000          15,000
Eutaw IDB PCR Refunding Bonds, Green County Project
(Mississippi Power Co. Gtd.),
4.04%, 1/2/07                                                                          6,550           6,550
Homewood Educational Building Authority Revenue VRDB,
Series 1999, Educational Facilities Samford University (AMBAC Insured),
3.95%, 1/2/07                                                                          1,180           1,180
Jefferson County Obligation School Warrant Revenue Bonds,
Series 2005B (AMBAC Insured),
3.94%, 1/9/07                                                                         66,300          66,300
Mobile Alabama Special Care Facilities Financing Authority Revenue VRDB,
Series 1999B, Ascension Health Credit,
3.88%, 1/9/07                                                                          9,700           9,700
Taylor-Ryan Improvement District Number 2,
Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC),
3.98%, 1/9/07                                                                          8,180           8,180
University of Alabama at Birmingham Hospital Revenue Bonds,
Merrill Lynch P-Floats PA-1413-200 (Merrill Lynch & Co. Inc. Gtd.), (1)
3.97%, 1/9/07                                                                         10,000          10,000
                                                                                               -------------
                                                                                                     188,610
                                                                                               -------------
ALASKA - 0.2%
Valdez Marine Terminal Revenue Refunding VRDB,
Series 2003B, BP Pipelines Project (BP PLC Gtd.),
3.97%, 1/2/07                                                                         12,000          12,000
                                                                                               -------------
ARIZONA - 1.8%
Arizona Health Facilities Authority Revenue VRDB,
Series A, Banner Health (MBIA Insured),
3.89%, 1/9/07                                                                         88,195          88,195
Phoenix IDA Revenue VRDB,
Series 2001, Valley of the Sun YMCA Project (Bank of America N.A. LOC),
4.00%, 1/2/07                                                                          4,800           4,800
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
3.96%, 1/9/07                                                                          8,700           8,700
Salt River Project System Revenue Bonds,
Eagle Trust Series 20020301 Class A, (1)
3.96%, 1/9/07                                                                          8,000           8,000
                                                                                               -------------
                                                                                                     109,695
                                                                                               -------------


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
ARKANSAS - 0.2%
Boone County Hospital Revenue VRDB,
North Arkansas Regional Medical Center Project (Bank of America N.A. LOC),
3.90%, 1/9/07                                                                      $   6,600   $       6,600
Green County IDR VRDB, Series 1999 (AMT),
Jimmy Sanders, Inc. Project (Amsouth Bank Birmingham LOC),
4.13%, 1/9/07                                                                          4,200           4,200
                                                                                               -------------
                                                                                                      10,800
                                                                                               -------------
CALIFORNIA - 3.6%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB,
Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
3.77%, 1/9/07                                                                          2,600           2,600
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2002, Jewish Community Center Project (Allied Irish Bank LOC),
3.92%, 1/2/07                                                                          1,675           1,675
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2004, Thacher Schools,
3.91%, 1/9/07                                                                          1,200           1,200
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004,
California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),
3.80%, 1/9/07                                                                            300             300
Adelanto Public Utility Authority Revenue Refunding VRDB,
Utility System Project (AMBAC Insured),
3.85%, 1/2/07                                                                         10,500          10,500
Alameda-Contra Costa Schools COPS VRDB, Series 2002J,
Capital Improvement Financing Projects (KBC Bank N.V. LOC),
3.92%, 1/9/07                                                                          2,510           2,510
California Department of Water Resources Revenue VRDB,
Series 2002C-7, Power Supply Revenue Bonds (FSA Corp. Insured),
3.75%, 1/9/07                                                                         11,600          11,600
California Health Facilities Finance Authority Revenue VRDB,
Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),
3.73%, 1/9/07                                                                          5,800           5,800
California Financing Authority PCR Refunding Bonds,
Series 1996C, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC),
3.80%, 1/2/07                                                                            500             500
California Financing Authority PCR Refunding Bonds,
Series 1996E, Pacific Gas and Electricity (JPMorgan Chase Bank LOC),
3.92%, 1/2/07                                                                          2,200           2,200
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-1 (Bank of New York LOC),
3.92%, 1/2/07                                                                          7,800           7,800
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-2 (BNP Paribas LOC),
3.86%, 1/2/07                                                                            100             100
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-4 (JPMorgan Chase Bank LOC),
3.84%, 1/9/07                                                                         27,900          27,900
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-1 (Bank of Nova Scotia LOC),
3.82%, 1/9/07                                                                            800             800
California State Economic Recovery Revenue VRDB,
Series 2004C-1 (BNP Paribas LOC),
3.84%, 1/9/07                                                                         14,090          14,090


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
CALIFORNIA - 3.6% - (CONTINUED)
California State G.O., Kindergarten-University,
Series 2004A-8 (Citibank N.A. LOC),
3.75%, 1/9/07                                                                      $   7,500   $       7,500
Series 2004A-9 (Citibank N.A. LOC),
3.79%, 1/9/07                                                                            300             300
California State G.O.,
Series 2003B-4, Floating Rate Certificates (Bank of New York LOC),
3.75%, 1/9/07                                                                         18,200          18,200
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Gemological Institute (AMBAC Insured),
3.76%, 1/9/07                                                                         22,350          22,350
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
3.77%, 1/9/07                                                                          2,000           2,000
California Statewide Communities Development Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
3.77%, 1/9/07                                                                          2,350           2,350
California Statewide Communities Development Authority Revenue VRDB,
Series 2004L, Kaiser Permanente Project,
3.77%, 1/9/07                                                                         14,200          14,200
City of Stockton Revenue VRDB,
Series 2002A, Dameron Hospital Association (U.S. Bank N.A. LOC),
3.85%, 1/2/07                                                                            100             100
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB,
Series 1994A, Shadowhills Apartments (FNMA LOC),
3.75%, 1/9/07                                                                            200             200
Los Angeles Department of Water and Power Waterworks Revenue Bonds,
Series 2001B-1,
3.82%, 1/2/07                                                                            900             900
Metropolitan Water District of Southern California Waterworks Revenue Refunding
VRDB, Series 2003C-1,
3.70%, 1/9/07                                                                         23,500          23,500
Orange County Development Revenue Refunding VRDB,
Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
3.75%, 1/9/07                                                                          1,550           1,550
Oxnard Financing Authority Wastewater Revenue VRDB,
Headworks and Septic System Conversion (AMBAC Insured),
3.76%, 1/9/07                                                                          2,375           2,375
Pittsburg Redevelopment VRDB, Tax Allocation,
Series 2004A, Los Medanos Community (AMBAC Insured),
3.85%, 1/2/07                                                                         14,955          14,955
San Bernadino County Housing Authority Multifamily Revenue Refunding VRDB,
Montclair Heritage Project (FHLB of San Francisco LOC),
3.75%, 1/9/07                                                                          1,000           1,000
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.77%, 1/9/07                                                                          7,200           7,200
Sequoia Unified High School District G.O. Bonds,
Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.94%, 1/9/07                                                                         11,400          11,400
                                                                                               -------------
                                                                                                     219,655
                                                                                               -------------
COLORADO - 3.0%
Adams County Multifamily Housing Revenue VRDB,
Series 85A, Hunters Cove (FNMA LOC),
3.90%, 1/9/07                                                                          3,250           3,250


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
COLORADO - 3.0% - (CONTINUED)
Colorado Educational and Cultural Facilities Authority Revenue VRDB,
Series 2003, Vail Mountain School Project (KeyBank N.A. LOC),
3.99%, 1/9/07                                                                      $   5,500   $       5,500
Colorado Health Facilities Authority Revenue Bonds,
Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),
3.91%, 1/9/07                                                                         19,805          19,805
Colorado Health Facilities Authority Revenue Bonds, Series C-1,
Christian Living Community (Citibank N.A. LOC),
3.93%, 1/9/07                                                                          7,685           7,685
Colorado Health Facilities Authority Revenue Refunding VRDB,
Covenant Retirement (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                         12,830          12,830
Colorado Health Facilities Authority Revenue VRDB,
Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.91%, 1/9/07                                                                         15,700          15,700
Colorado Housing and Finance Authority Revenue Bonds (AMT),
Genesis Innovations LLC (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,310           1,310
Colorado Housing and Finance Authority SFM Revenue Bonds,
Class I, C-2-2006,
4.00%, 1/9/07                                                                         46,700          46,700
Colorado Housing and Finance Authority SFM Revenue Notes,
Class 1-B-5 (AMT),
3.85%, 6/1/07                                                                          7,000           7,000
Eagle County Metropolitan District Revenue VRDB, Series 1999B,
Eagle Ranch Golf Course Enterprise (Bank of America N.A. LOC),
3.97%, 1/9/07                                                                          6,570           6,570
Greenwood Village G.O. Refunding VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
4.03%, 1/9/07                                                                          3,000           3,000
Park Creek Metropolitan District Revenue Bonds,
Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1) (2)
3.50%, 2/15/07                                                                        16,995          16,995
Pitkin County IDA Revenue Refunding Bonds,
Series 1994A, Aspen Skiing Company Project (JPMorgan Chase Bank LOC),
4.00%, 1/2/07                                                                          6,850           6,850
Roaring Fork Municipal Products Revenue Bonds,
Trust Certificates Series 2006-21, Class A (AMBAC Insured), (1)
3.98%, 1/9/07                                                                         10,625          10,625
Summit County Recreational Facilities Revenue Refunding Bonds,
Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
4.00%, 1/9/07                                                                          8,895           8,895
Westminster EDA Tax Increment Revenue VRDB, Series 2005,
North Huron Urban Revewal Project (Depfa Bank PLC LOC),
3.92%, 1/9/07                                                                         10,000          10,000
                                                                                               -------------
                                                                                                     182,715
                                                                                               -------------
CONNECTICUT - 0.6%
Connecticut State Health and Educational Facility Authority Revenue Bonds,
Series 1997 T-2, Yale University,
3.92%, 1/9/07                                                                          5,000           5,000
Connecticut State Health and Educational Facility Authority Revenue Bonds,
Series U2 (Yale University LOC),
3.92%, 1/9/07                                                                         35,000          35,000
                                                                                               -------------
                                                                                                      40,000
                                                                                               -------------


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
DISTRICT OF COLUMBIA - 0.7%
District of Columbia Metropolitan Airport Authority Revenue Bonds (AMT),
Citigroup ROCS Number 54 (MBIA Insured), (1)
4.03%, 1/9/07                                                                      $   2,495   $       2,495
District of Columbia Multifamily Housing Finance Agency Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-2391 (Merrill Lynch & Co. Inc., Gtd.), (1)
4.02%, 1/9/07                                                                          2,410           2,410
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
3.98%, 1/9/07                                                                         10,100          10,100
District of Columbia Revenue VRDB,
Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),
3.92%, 1/9/07                                                                         19,000          19,000
District of Columbia Water and Sewer Authority Revenue Bonds,
Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                          3,300           3,300
District of Columbia Water and Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                          7,590           7,590
                                                                                               -------------
                                                                                                      44,895
                                                                                               -------------
FLORIDA - 4.1%
Brevard County Healthcare Facilities Revenue Refunding VRDB,
Series 2003, Health First, Inc. Project (SunTrust Bank LOC),
3.99%, 1/2/07                                                                            450             450
Charlotte County Utility Revenue Refunding VRDB, Series 2003A
(FSA Corp. Insured),
3.93%, 1/9/07                                                                         10,000          10,000
Dade County Special Obligation Refunding Bonds,
Morgan Stanley Floating Rate Trust Certificates, Series 2000-415 (AMBAC
Insured), (1)
3.95%, 1/9/07                                                                          8,995           8,995
Florida Board of Education Capital Outlay Revenue Bonds,
Citicorp Eagle Trust, Series 20000902, (1)
3.96%, 1/9/07                                                                          4,550           4,550
Florida Gas Utility Revenue VRDB, Series 2006,
Gas Supply Project Number 2-A-2 (UBS Gtd.),
3.88%, 1/9/07                                                                         34,900          34,900
Florida Housing Finance Corp. Revenue Bonds,
Merrill Lynch P-Floats 305 (Merrill Lynch & Co., Inc. Gtd.), (1)
3.99%, 1/9/07                                                                         17,170          17,170
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, (1)
3.96%, 1/9/07                                                                          7,000           7,000
Florida State Department of Juvenile Justice Lease Certificates Revenue Bonds,
Wachovia MERLOTS Series 2000-OOO (MBIA Insured), (1)
3.95%, 1/9/07                                                                          5,310           5,310
Highlands County Health Facilities Authority Revenue VRDB,
Series 1996A, Adventist/Sunbelt (FGIC Insured),
3.91%, 1/9/07                                                                         49,100          49,100
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.91%, 1/9/07                                                                          2,100           2,100
Highlands County Health Facilities Authority Revenue VRDB,
Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.91%, 1/9/07                                                                         14,480          14,480


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
FLORIDA - 4.1% - (CONTINUED)
Highlands County Health Facilities Authority Revenue Refunding VRDB,
Series B, Adventist Health (FGIC Insured),
4.02%, 1/9/07                                                                      $  10,000   $      10,000
Highlands County Health Facilities Authority Revenue VRDB, Series 2000A,
Adventist Health System Sunbelt (FGIC Insured),
3.91%, 1/9/07                                                                         17,050          17,050
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.92%, 1/9/07                                                                         10,805          10,805
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                          1,750           1,750
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002A,
Shell Point Village Project (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                          8,405           8,405
Orange County HFA Revenue Refunding Bonds,
Series 1997, Post Lake Apartments Project (FNMA Colld.),
3.95%, 1/9/07                                                                            500             500
Orlando and Orange County Expressway Authority Revenue VRDB,
Subseries D (AMBAC Insured),
3.89%, 1/9/07                                                                         21,840          21,840
Orlando and Orange County Expressway Authority Revenue VRDB,
Subseries E (AMBAC Insured),
3.89%, 1/9/07                                                                          8,940           8,940
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001,
Bethesda Healthcare Systems Project (SunTrust Bank LOC),
3.99%, 1/2/07                                                                            450             450
Pinellas County Health Facility Authority Revenue Refunding VRDB,
Series A, Bayfront Hospital (SunTrust Bank LOC),
3.99%, 1/2/07                                                                          5,000           5,000
Pinellas County HFA Revenue VRDB, Series 2004 (AMT),
Alta Largo Apartments Project (Amsouth Bank Birmingham LOC),
3.99%, 1/9/07                                                                          5,000           5,000
Polk County IDA Revenue Bonds, Series 2004,
Lifepath Hospice Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          2,700           2,700
St. Lucie County IDA Revenue Bonds, Series 2000 (AMT),
Freedom Plastics Project (LaSalle Bank N.A. LOC),
3.97%, 1/9/07                                                                          1,700           1,700
                                                                                               -------------
                                                                                                     248,195
                                                                                               -------------
GEORGIA - 4.6%
Albany-Dougherty County Hospital Authority Revenue Bonds,
Series 96, Phoebe Putney Memorial Hospital (AMBAC Insured),
3.91%, 1/9/07                                                                         18,645          18,645
Bulloch County Development Authority Revenue Bonds,
Series 1999 (AMT), Apogee Enterprises, Inc. (Bank of New York LOC),
4.00%, 1/9/07                                                                          5,400           5,400
Burke County Development Authority PCR Bonds,
Vogtle First Series, Georgia Power Plant Co.,
3.76%, 6/1/07                                                                         20,000          20,000
Clayton County Development Authority Revenue VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC), (1)
3.98%, 1/9/07                                                                         40,400          40,400


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
GEORGIA - 4.6% - (CONTINUED)
Clayton County Housing Authority Revenue Bonds,
Series 1985, Rivers Edge Development (FHLMC Gtd.),
3.91%, 1/9/07                                                                      $   6,000   $       6,000
DeKalb County Housing Authority Multifamily Revenue VRDB,
Post Brook Project (FNMA Gtd.),
3.95%, 1/9/07                                                                          4,300           4,300
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation
Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          8,000           8,000
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999J,
Piedmont Hospital Project (SunTrust Bank LOC),
3.91%, 1/9/07                                                                         27,775          27,775
Fulton County Development Authority Revenue Bonds, Series 2004,
Holy Innocents Episcopal School Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          8,900           8,900
Gainesville Redevelopment Authority Revenue VRDB,
Series 2000, Riverside Military Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          7,820           7,820
Georgia Medical Center Hospital Authority Revenue Bonds, Series 2004,
Spring Harbor at Green Island (HBOS Treasury Services LOC),
3.91%, 1/9/07                                                                          4,400           4,400
Georgia State G.O. Bonds, (1)
Eagle Trust Series 97C1001,
3.96%, 1/9/07                                                                         15,500          15,500
Eagle Trust Series 97C1002,
3.96%, 1/9/07                                                                         15,100          15,100
Eagle Trust Series 99D1002,
3.96%, 1/9/07                                                                         24,280          24,280
Gordon County Hospital Authority Revenue VRDB, Series 1996-A,
Adventist Health Systems Sunbelt Project (SunTrust Bank LOC),
4.06%, 1/9/07                                                                            730             730
Gwinnett County Multifamily Housing Revenue VRDB,
Series 1996, Post Corners Project (FNMA Gtd.),
3.95%, 1/9/07                                                                         13,460          13,460
Gwinnett County Multifamily Housing Revenue VRDB,
Series 1998, Post Court Project (FNMA Gtd.),
3.91%, 1/9/07                                                                         10,000          10,000
Macon Water and Sewer Authority Revenue Bonds, Series 2004,
3.92%, 1/9/07                                                                         10,020          10,020
Richmond County Authority Revenue Anticipation Certificates,
Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          8,800           8,800
Rockdale County Hospital Authority Revenue Anticipation Certificates,
Series 2002, Rockdale Hospital (SunTrust Bank LOC),
3.91%, 1/9/07                                                                          9,720           9,720
Smyrna Housing Authority Multifamily Housing Revenue VRDB,
Series 1995, Hills of Post Village Project (FNMA Gtd.),
3.91%, 1/9/07                                                                          4,000           4,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB,
Series 1996, Gardens Post Village Project (FNMA Gtd.),
3.91%, 1/9/07                                                                          7,950           7,950


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
GEORGIA - 4.6% - (CONTINUED)
Thomasville Hospital Authority Revenue Anticipation Certificates,
Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                      $   5,300   $       5,300
Waleska Downtown Development Authority Revenue VRDB,
Reinhardt College Project (Regions Bank LOC),
3.94%, 1/9/07                                                                          3,700           3,700
                                                                                               -------------
                                                                                                     280,200
                                                                                               -------------
HAWAII - 0.1%
Hawaii State G.O. Bonds,
Citicorp Eagle Trust 2000-1101 (FGIC Insured), (1)
3.96%, 1/9/07                                                                          6,000           6,000
                                                                                               -------------
IDAHO - 0.2%
Boise City Housing Authority Revenue VRDB,
Series 2002B, Civic Plaza Housing Project (KeyBank N.A. LOC),
4.05%, 1/9/07                                                                         12,710          12,710
                                                                                               -------------
ILLINOIS - 8.5%
Aurora Kane and DuPage Counties IDB Revenue Bonds (AMT),
Series 1999, Jania Family LLC Project (LaSalle Bank N.A. LOC),
4.05%, 1/9/07                                                                          4,660           4,660
Chicago Board of Education G.O., Series A
PA 616, School Reform Board (FGIC Insured), (1)
3.96%, 1/9/07                                                                          6,705           6,705
Chicago Board of Education G.O. Variable Rate Certificates,
Series 2000A, School Reform Board (FGIC Insured), (1)
4.01%, 1/9/07                                                                          6,200           6,200
Chicago G.O. Project and Refunding Bonds,
Series 1998M, Bank of America Partnership (FGIC Insured), (1)
4.01%, 1/9/07                                                                         15,000          15,000
Chicago G.O. Refunding Bonds,
Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                         11,600          11,600
Chicago G.O. Revenue Refunding VRDB, Series 2005D,
Refunding Project (FSA Corp. Insured),
3.91%, 1/9/07                                                                         15,900          15,900
Chicago G.O. Tender Notes, Series 2006
(Bank of America N.A. LOC),
3.52%, 10/11/07                                                                       10,000          10,000
Chicago Housing Revenue Bonds,
Lehman Municipal Trust Receipts K58 (FSA Corp. Insured), (1)
3.84%, 1/9/07                                                                         23,145          23,145
Crystal Lake Development VRDN (AMT),
Millennium Electronics Project (U.S. Bank N.A. LOC),
4.11%, 1/9/07                                                                          1,750           1,750
Elmhurst Revenue Bonds,
Commission Accreditation of Healthcare Project (JPMorgan Chase Bank LOC),
3.92%, 1/9/07                                                                          9,550           9,550
Evanston G.O. VRDB,
Series C, Recreation Center Project,
3.93%, 1/9/07                                                                          3,300           3,300
Evanston, Illinois G.O., Series 2002A,
Sherman Plaza,
3.93%, 1/9/07                                                                         18,050          18,050


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
ILLINOIS - 8.5% - (CONTINUED)
Illinois Development Finance Authority IDR Bonds,
Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),
4.06%, 1/9/07                                                                      $   2,225   $       2,225
Illinois Development Finance Authority IDR Bonds, Series 1997A (AMT),
Randall Metals Corp. Project (LaSalle Bank N.A. LOC),
4.20%, 1/9/07                                                                          1,590           1,590
Illinois Development Finance Authority IDR VRDB, Series 2000 (AMT),
Olson International Limited Project (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                            630             630
Illinois Development Finance Authority Revenue Bonds, Series 2001,
YMCA of Metropolitan Chicago Project (Harris N.A. LOC),
3.95%, 1/9/07                                                                         28,500          28,500
Illinois Development Finance Authority Revenue Bonds,
Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
3.97%, 1/9/07                                                                         10,935          10,935
Illinois Development Finance Authority Revenue VRDB,
Series 1998, American Youth Hostels Project (Harris N.A. LOC),
3.95%, 1/9/07                                                                          6,975           6,975
Illinois Development Finance Authority Revenue VRDB,
Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC),
4.01%, 1/9/07                                                                          2,200           2,200
Illinois Development Finance Authority Revenue VRDB,
Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC),
4.01%, 1/9/07                                                                          7,260           7,260
Illinois Development Finance Authority Revenue VRDB,
Series 2002, St. Augustine College Project (JPMorgan Chase Bank LOC),
4.00%, 1/2/07                                                                          5,290           5,290
Illinois Development Finance Authority Water Facilities Revenue Refunding VRDB,
Series 2002 (AMT), Illinois-American Water (MBIA Insured),
4.02%, 1/9/07                                                                          5,000           5,000
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
Macon Trust Variable Rate Certificates Series D, (1)
3.95%, 1/9/07                                                                          7,005           7,005
Illinois Educational Facilities Authority Revenue Bonds, Series A,
IIT Student Housing (Harris N.A. LOC),
3.94%, 1/9/07                                                                         20,095          20,095
Illinois Educational Facilities Authority Revenue Bonds,
Series 2002, Aurora University (Fifth Third Bank LOC),
3.97%, 1/9/07                                                                          3,300           3,300
Illinois Finance Authority Revenue Bonds,
Series A, All Saints Catholic (Harris N.A. LOC),
3.95%, 1/9/07                                                                         12,400          12,400
Illinois Finance Authority Revenue Bonds,
Series 2004, Community Action Partnership (Citibank N.A. LOC),
3.94%, 1/9/07                                                                          6,000           6,000
Illinois Finance Authority Revenue VRDB,
Series 2005C, Friendship Village Schaumburg (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                         20,700          20,700
Illinois Finance Authority Revenue VRDB,
Series 2006B, Loyola University Health System (Harris N.A. LOC),
3.90%, 1/9/07                                                                         30,000          30,000
Illinois Finance Authority Revenue VRDB, Series D,
The Clare At Water Tower Project (ABN AMRO Bank N.V. LOC),
3.92%, 1/9/07                                                                         30,000          30,000


                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
ILLINOIS - 8.5% - (CONTINUED)
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth Place (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                      $  17,500   $      17,500
Illinois Finance Authority Revenue VRDB,
WBEZ Alliance Income Project (LaSalle Bank N.A. LOC),
3.93%, 1/9/07                                                                          3,000           3,000
Illinois Health Facilities Authority Revenue Bonds,
Advocate Healthcare Network, Series 2003A,
3.85%, 7/6/07                                                                         10,550          10,550
Illinois Health Facilities Authority Revenue VRDB, Series 2003,
Memorial Health Systems (JPMorgan Chase Bank LOC),
4.05%, 1/2/07                                                                          2,500           2,500
Illinois Metropolitan Water Reclamation District,
ABN AMRO Munitops Certificate Trust 2006-29, (1)
3.96%, 1/9/07                                                                         10,000          10,000
Illinois Multifamily Finance Authority,
Series 2005, Villagebrook Apartments Project (FHLMC LOC),
3.97%, 1/9/07                                                                          5,700           5,700
Illinois State G.O. Bonds, Series 2002,
Tax-Exempt Eagle Trust 20021301, Illinois First (FGIC Insured), (1)
3.96%, 1/9/07                                                                          5,000           5,000
Illinois State Sales TRB,
Salomon Smith Barney Eagle Trust, (1)
3.96%, 1/9/07                                                                          5,045           5,045
Illinois State Sales Tax Revenue VRDB,
Bank of America Macon Trust Receipts Series C, (1)
3.93%, 1/9/07                                                                          3,500           3,500
Illinois State Tollway Highway Revenue Bonds,
Series A2, ABN AMRO Munitops Certificate Trust 2006-44 (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                         40,000          40,000
Lisle Multifamily Housing Authority Revenue Bonds,
Ashley of Lisle Project (FHLMC LOC),
3.91%, 1/9/07                                                                         13,600          13,600
Metropolitan Pier and Exposition Authority Revenue Bonds,
Citicorp Eagle Trust Series 20026001 (MBIA Insured), (1)
3.96%, 1/9/07                                                                         10,000          10,000
Normal G.O. VRDN, Series 2003,
McLean County Project,
3.95%, 1/9/07                                                                          4,750           4,750
Peoria Multifamily Revenue Bonds,
Series 2003 (AMT), Oak Woods Apartments (FNMA Gtd.),
3.99%, 1/9/07                                                                          3,900           3,900
Quad Cities Regional EDA Revenue Bonds,
Augustana College Project (Harris N.A. LOC),
3.93%, 1/9/07                                                                         14,900          14,900
Regional Transportation Authority Revenue Bonds,
Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1)
3.96%, 1/9/07                                                                         14,510          14,510
Roaring Forks O'Hare Municipal Certificates Class A2004-7 (AMT)
(MBIA Insured), (1)
4.06%, 1/9/07                                                                         10,340          10,340
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
4.00%, 1/2/07                                                                          5,100           5,100


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)       (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
ILLINOIS - 8.5% - (CONTINUED)
Savanna IDR Bonds, Series 1994 (AMT),
Metform Corp. Project (JPMorgan Chase Bank LOC),
4.02%, 1/9/07                                                                      $   6,500   $       6,500
University of Illinois Auxiliary Facility Revenue Bonds,
Eagle Trust Series 20001301 (MBIA Insured), (1)
3.96%, 1/9/07                                                                          3,000           3,000
Warren County Industrial Project Revenue Bonds, Series 2002,
Monmouth College Project (Allied Irish Bank LOC),
3.94%, 1/9/07                                                                          5,430           5,430
West Chicago City IDR Bonds, Series 1999 (AMT),
Royal Gold Ribbons Foods Project (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,500           1,500
                                                                                               -------------
                                                                                                     522,290
                                                                                               -------------
INDIANA - 4.5%
Columbus Economic Development Revenue VRDB,
Series 2004 (AMT), Arbors at Water Edge Apartments Project (FHLB of Cincinnati
LOC), 3.97%, 1/9/07                                                                    3,850           3,850
Dearborn County Industrial Economic Development Revenue VRDB,
Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),
3.96%, 1/9/07                                                                         15,000          15,000
Dekko Foundation Education Facilities COPS,
Series 2001-1 (JPMorgan Chase Bank LOC),
4.15%, 1/9/07                                                                          3,725           3,725
Fort Wayne Economic Development Revenue VRDB,
Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),
3.97%, 1/9/07                                                                          2,800           2,800
Hobart Industrial Economic Development Revenue VRDB (AMT),
Albanese Confectionery (Harris N.A. LOC),
4.00%, 1/9/07                                                                          3,385           3,385
Indiana Bond Bank Revenue Bonds, Series 2006A,
Advanced Funding Program Notes,
4.50%, 2/1/07                                                                         10,000          10,010
Indiana Bond Bank Revenue Notes, Series 2006A,
Midyear Funding Program Notes,
4.50%, 2/2/07                                                                         25,000          25,020
Indiana Development Finance Authority Industrial Revenue Bonds, Series 1999,
Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
3.97%, 1/9/07                                                                          1,500           1,500
Indiana Development Finance Authority Revenue VRDB,
Series 2001 (AMT), Bhar, Inc. Project (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,500           1,500
Indiana Educational Facilities Authority Revenue VRDB,
Series 2003, Franklin College (JPMorgan Chase Bank LOC),
4.05%, 1/2/07                                                                          2,800           2,800
Indiana Health and Educational Facilities Finance Authority Revenue VRDB,
Parkview Health Systems (AMBAC Insured),
Series 2005A,
3.90%, 1/9/07                                                                         28,000          28,000
Series 2005B,
3.90%, 1/9/07                                                                         23,990          23,990
Indiana Health Facility Financing Authority Revenue Bonds,
Series 2001A3, Ascension Health Credit Group,
3.35%, 1/30/07                                                                        17,000          17,000


                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)       (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
INDIANA - 4.5% - (CONTINUED)
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000,
Senior Living Greencroft Project (LaSalle Bank N.A. LOC),
3.92%, 1/9/07                                                                      $  10,754   $      10,754
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
4.05%, 1/2/07                                                                          1,400           1,400
Indiana Hospital Equipment Financing Revenue VRDB,
Hospital Equipment Program Project (MBIA Insured),
3.92%, 1/9/07                                                                         10,510          10,510
Indiana State Development Finance Authority Revenue VRDB,
Indiana Historical Society, Inc. Project (JPMorgan Chase Bank LOC),
3.95%, 1/9/07                                                                          6,640           6,640
Indiana State Finance Authority Revenue VRDB,
Series A (AMT), IB & B LLC Project (Harris N.A. LOC),
4.00%, 1/9/07                                                                          7,980           7,980
Indianapolis Bond Bank Revenue Bonds (AMT),
ABN AMRO Munitops Certificate Trust 2006-34 (AMBAC Insured), (1)
4.01%, 1/9/07                                                                         10,000          10,000
Indianapolis Local Public Improvement Bond Bank Revenue VRDB,
Waterworks Project Series G-3 (MBIA Insured),
3.91%, 1/9/07                                                                         18,070          18,070
Knox Economic Development Revenue VRDB (AMT),
J.W. Hicks, Inc. Project (Harris N.A. LOC),
4.00%, 1/9/07                                                                          5,685           5,685
Marion Economic Development Revenue VRDB,
Wesleyan University Project (Bank of America N.A. LOC),
3.90%, 1/9/07                                                                          6,400           6,400
Mt. Vernon Industrial Pollution Control and Solid Waste Disposal Revenue VRDB,
General Electric Co. Project,
3.88%, 1/2/07                                                                         39,080          39,080
Noblesville Economic Development Revenue Bonds (AMT),
Princeton Lakes Apartments Project,
Series PJ-2003B (FHLB of Indianapolis LOC),
4.04%, 1/9/07                                                                          1,094           1,094
Terre Haute Industrial Economic Development Revenue Bonds,
Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC),
3.97%, 1/9/07                                                                            300             300
Vincennes University Revenue Bonds,
Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
3.92%, 1/9/07                                                                         18,090          18,090
                                                                                               -------------
                                                                                                     274,583
                                                                                               -------------
IOWA - 0.6%
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2003A, Deerfield Retirement (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                         21,700          21,700
Iowa Finance Authority Revenue VRDB,
Series B, Wheaton Franciscan (MBIA Insured),
3.90%, 1/9/07                                                                          9,700           9,700
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
Series 2003, Des Moines University Project (Allied Irish Bank LOC),
4.05%, 1/2/07                                                                            800             800
Iowa Higher Education Loan Authority Revenue VRDB,
Series 2003, Graceland College (Bank of America N.A. LOC),
3.95%, 1/9/07                                                                          1,700           1,700
                                                                                               -------------
                                                                                                      33,900
                                                                                               -------------


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)       (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
KANSAS - 1.3%
Colwich IDR Bonds, Series 1999 (AMT),
EPCO Carbondioxide Project (Regions Bank LOC),
4.06%, 1/9/07                                                                      $   1,075   $       1,075
Kansas Development Finance Authority Revenue VRDB,
Series 1998B, Shalom Village Obligation Group (Citibank N.A. LOC),
4.00%, 1/9/07                                                                          2,755           2,755
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.93%, 1/9/07                                                                          2,000           2,000
Kansas Department of Transportation Highway Revenue Bonds,
Eagle Series 20001601, (1)
3.96%, 1/9/07                                                                          5,975           5,975
Kansas Department of Transportation Highway Revenue Bonds,
Series 2004C-1,
3.87%, 1/9/07                                                                         16,600          16,600
Kansas Department of Transportation Highway Revenue Bonds,
Series C3,
3.87%, 1/9/07                                                                         22,575          22,575
Olathe Health Facilities Revenue VRDB,
Series 2002A, Olathe Medical Center (AMBAC Insured),
4.00%, 1/2/07                                                                          4,375           4,375
Olathe Senior Living Facility Revenue VRDB,
Series C-1, Catholic Care Campus (LaSalle Bank N.A. LOC),
3.92%, 1/9/07                                                                         22,000          22,000
                                                                                               -------------
                                                                                                      77,355
                                                                                               -------------
KENTUCKY - 1.3%
Clark County Industrial Building Revenue Bonds,
Series 1996 (AMT), Bluegrass Art Cast Project (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,150           1,150
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.99%, 1/9/07                                                                         12,650          12,650
Franklin County G.O. Refunding Notes,
Series 2001 (JPMorgan Chase Bank LOC),
3.98%, 1/9/07                                                                          4,300           4,300
Henderson County Revenue Refunding Bonds,
Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
4.01%, 1/9/07                                                                          5,035           5,035
Kentucky Housing Revenue Bonds (AMT),
Clipper Tax-Exempt Trust Certificates Series 2005-35, (1)
4.00%, 1/9/07                                                                         10,000          10,000
Kentucky, Inc. Public Energy Authority Gas Supply Revenue VRDB,
4.00%, 1/2/07                                                                         30,900          30,900
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.99%, 1/9/07                                                                          7,533           7,533
Shelby County Revenue VRDB, Series 2004A,
Kentucky Association of Counties Leasing Trust (U.S. Bank N.A. LOC),
4.00%, 1/2/07                                                                          6,320           6,320
                                                                                               -------------
                                                                                                      77,888
                                                                                               -------------
LOUISIANA - 2.7%
Louisiana Environmental Facilities Development Revenue Bonds,
Series 2004, Sacred Heart Project (SunTrust Bank LOC),
3.97%, 1/9/07                                                                          1,000           1,000


                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
LOUISIANA - 2.7% - (CONTINUED)
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A,
Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC),
3.94%, 1/9/07                                                                      $  29,700   $      29,700
Louisiana Public Facilites Authority Revenue VDRB, Series 2004,
Tiger Athletic Foundation Project (Regions Bank LOC),
3.90%, 1/9/07                                                                         41,185          41,185
Lousiana State Municipal Natural Gas Purchasing and District Authority Revenue
Bonds, Series 1411Q, Putters (JPMorgan Chase Bank LOC), (1)
3.97%, 1/9/07                                                                         51,695          51,695
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds,
Series 2003A, LOOP LLC Project (SunTrust Bank LOC),
3.99%, 1/2/07                                                                         18,450          18,450
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds,
Series 2003B (JPMorgan Chase Bank LOC),
3.93%, 1/9/07                                                                          5,700           5,700
New Orleans G.O. Bonds, Series 2005-13,
Roaring Fork Municipal Products LLC (MBIA Insured), (1)
3.99%, 1/9/07                                                                          8,355           8,355
St. Charles Parish PCR Bonds,
Series 1991 (AMT), Shell Oil Co. Norco Project (FNMA Gtd.),
4.04%, 1/2/07                                                                         11,300          11,300
                                                                                               -------------
                                                                                                     167,385
                                                                                               -------------
MAINE - 0.3%
Maine State Housing Authority Mortgage Purchase Bonds,
Series 1998F2 (AMT), (1)
4.11%, 1/9/07                                                                          9,995           9,995
Maine State Housing Authority Revenue Bonds,
Series 2006-C (AMT),
3.50%, 3/15/07                                                                         5,000           5,000
Maine State Turnpike Authority Revenue Bonds,
Eagle Trust Series 20001901 (FGIC Insured), (1)
3.96%, 1/9/07                                                                          3,000           3,000
                                                                                               -------------
                                                                                                      17,995
                                                                                               -------------
MARYLAND - 1.6%
Baltimore County Dunfield Townhomes Revenue Bonds,
Series 2003, Roaring Fork Trust Receipts (GNMA Gtd.), (1)
3.98%, 1/9/07                                                                         10,025          10,025
Gaithersburg Economic Development Revenue Bonds,
Series 1997, Asbury Methodist (MBIA Insured),
3.91%, 1/9/07                                                                         24,320          24,320
Gaithersburg Economic Development Revenue VRDB, Series B,
Asbury Maryland Obligation (KBC Bank N.V. LOC),
3.93%, 1/9/07                                                                          4,900           4,900
Howard County Revenue Refunding VRDB, Series 2002A,
Vantage House Facilities (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                         14,930          14,930
Maryland Health and Higher Educational Facilities Authority Revenue Bonds,
Series A, Charleston Community (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                          3,700           3,700
Maryland Health and Higher Educational Facilities Authority Revenue Refunding
VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
3.93%, 1/9/07                                                                         13,800          13,800


                           MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)       (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
MARYLAND - 1.6% - (CONTINUED)
Maryland Industrial Development Financing Authority Revenue VRDB, Series 2005B,
Our Lady of Good Counsel Project (Manufacturers & Traders Trust Co. LOC),
3.96%, 1/9/07                                                                      $   8,356   $       8,356
Montgomery County Housing Opportunities Commission Multifamily Housing Revenue
Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC),
3.92%, 1/9/07                                                                         15,320          15,320
                                                                                               -------------
                                                                                                      95,351
                                                                                               -------------
MASSACHUSETTS - 4.5%
Boston Water and Sewer Tax-Exempt CP
(Bank of America N.A. LOC),
3.55%, 3/2/07                                                                          7,000           7,000
Massachusetts State Development Finance Agency Multifamily Revenue Bonds,
Variable Certificates Austin Trust Receipts (Bank of America N.A. LOC), (1)
3.96%, 1/9/07                                                                         10,750          10,750
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2003, Lesley University (Bank of America N.A. LOC),
3.96%, 1/9/07                                                                          4,800           4,800
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2004, Groton School,
3.96%, 1/9/07                                                                          7,500           7,500
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2005, ISO New England, Inc. (KeyBank N.A. LOC),
3.94%, 1/9/07                                                                          5,000           5,000
Massachusetts State G.O. Refunding VRDB,
Series 2005A,
3.90%, 1/9/07                                                                        134,600         134,600
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 2004GG-1, Harvard University,
3.90%, 1/9/07                                                                         49,100          49,100
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series L-2, Childrens Hospital (AMBAC Insured),
3.95%, 1/2/07                                                                          8,200           8,200
Massachusetts State Industrial Finance Agency Revenue VRDB,
Series B 1998, Groton School Issue,
3.96%, 1/9/07                                                                          1,600           1,600
Massachusetts Transit Improvement Association Revenue VRDB,
Series 2002B, Lease Revenue Demand Obligations (AMBAC Insured),
3.89%, 1/9/07                                                                         49,110          49,110
                                                                                               -------------
                                                                                                     277,660
                                                                                               -------------
MICHIGAN - 4.6%
Avondale School District,
Series 2003, Citigroup ROCS RR II R 2047, (1)
3.95%, 1/9/07                                                                          6,385           6,385
Detroit G.O. RANS (Bank of Nova Scotia LOC),
4.50%, 3/1/07                                                                         12,800          12,815
Detroit Sewer Disposal Revenue VRDB, Series A,
Second Lien (FGIC Insured),
3.91%, 1/9/07                                                                         10,000          10,000
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds,
Series 2001E (FGIC Insured),
3.78%, 7/12/07                                                                        37,680          37,680
Farmington Hills Hospital Finance Authority Revenue Bonds,
Series 1991, Botsford General Hospital (MBIA Insured),
4.05%, 1/2/07                                                                          3,050           3,050


                           MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
MICHIGAN - 4.6% - (CONTINUED)
Grand Rapids Economic Development Corp. Revenue Refunding Bonds,
Series 1991A, Amway Hotel (Standard Federal Bank N.A. LOC),
3.92%, 1/9/07                                                                      $   1,100   $       1,100
Jackson County Economic Development Corp. Limited Obligation Revenue
Refunding VRDB, Series 2001A, Vista Grande Villa (LaSalle Bank N.A. LOC),
3.97%, 1/2/07                                                                          6,250           6,250
Macomb County Hospital Finance Authority Revenue Refunding VRDB,
Mt. Clemens General (Comerica Bank LOC),
Series 2003A-1,
4.00%, 1/2/07                                                                          2,500           2,500
Series 2003A-2,
4.00%, 1/2/07                                                                          3,900           3,900
Michigan Higher Education Facilities Authority Revenue Refunding VRDB,
Series 2006, Albion College (JPMorgan Chase Bank LOC),
3.92%, 1/9/07                                                                         56,385          56,385
Michigan Municipal Bond Authority Revenue Notes,
Series B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/07                                                                        56,500          56,783
Michigan State G.O. Notes, Series A 2006,
4.25%, 9/28/07                                                                        43,200          43,433
Michigan State Hospital Finance Authority Revenue Refunding VRDB,
Series 2003A, Crittenton Hospital (Comerica Bank LOC),
4.00%, 1/2/07                                                                          2,450           2,450
Michigan State Hospital Finance Authority Revenue VRDB,
Series 1999A, Covenant Retirement (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                            430             430
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2002, Hospice of Michigan (Fifth Third Bank LOC),
3.96%, 1/9/07                                                                          5,960           5,960
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2005F, Trinity Health Credit,
3.98%, 1/2/07                                                                          4,620           4,620
Michigan State Strategic Fund Limited Obligation Revenue Bonds,
Leader Dogs for the Blind Project (Comerica Bank LOC),
3.98%, 1/9/07                                                                          2,800           2,800
Michigan State Strategic Fund Revenue VRDB,
Series 1999 (AMT), Great Lakes Metal Stamping (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,200           1,200
Michigan State Strategic Fund Revenue VRDB,
Series 2000 (AMT), Roesler Metal Finishing Project
(Standard Federal Bank N.A. LOC),
4.02%, 1/9/07                                                                          4,365           4,365
Michigan State Strategic Fund Revenue VRDB,
Series 2002 (AMT), Pioneer Labs, Inc. Project (JPMorgan Chase Bank LOC),
3.99%, 1/9/07                                                                          1,100           1,100
Oakland County Economic Development Corp. Revenue VRDB,
Series 1998 (AMT), Richard Tool & Die Corp. Project (Comerica Bank LOC),
4.07%, 1/9/07                                                                          3,510           3,510
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit
Project (Allied Irish Bank LOC),
3.93%, 1/9/07                                                                         13,825          13,825
                                                                                               -------------
                                                                                                     280,541
                                                                                               -------------
MINNESOTA - 2.8%
Austin Housing and Redevelopment Authority Revenue Bonds,
Series 2004A, Cedars of Austin Project (LaSalle Bank N.A. LOC),
4.05%, 1/9/07                                                                          4,320           4,320


                           MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
MINNESOTA - 2.8% - (CONTINUED)
Becker Tax Increment, Series 1994D (AMT),
Piper Jaffray Funding LLC Trust Certificates Series 2004F (MBIA Insured), (1)
3.99%, 1/9/07                                                                      $   9,995   $       9,995
Dakota County Community Development Authority Revenue VRDB (AMT),
View Pointe Apartments Project (LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                          4,000           4,000
Duluth EDA Healthcare Facilities Revenue VRDB,
Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          6,550           6,550
Eden Prairie Revenue VRDB, Series 2003 (AMT),
Eden Prairie Leased Housing Association Project (LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                         11,500          11,500
Mankato Multifamily Housing Revenue VRDB,
Series 1997, Highland Hills Project (LaSalle Bank N.A. LOC),
4.05%, 1/2/07                                                                          1,100           1,100
Maple Grove Economic Development Revenue Bonds,
Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
3.91%, 1/9/07                                                                          5,960           5,960
Minneapolis Multifamily Housing Revenue Refunding VRDB,
Series 2002 (AMT), Second Street Acquisition Project (LaSalle Bank N.A. LOC),
4.05%, 1/9/07                                                                          2,780           2,780
Minneapolis Revenue VRDB, Series 2000,
People Serving People Project (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          2,025           2,025
Minnesota Housing Finance Agency Revenue Notes,
Residential Housing Finance Notes, Series D,
3.70%, 5/24/07                                                                         9,680           9,680
Minnesota Housing Finance Agency Revenue Notes (AMT),
Residential Housing Finance Notes, Series E,
3.75%, 5/24/07                                                                        31,755          31,755
Minnesota Housing Finance Agency Revenue Bonds,
Residential Housing Finance Series O,
3.53%, 11/29/07                                                                        7,500           7,500
Minnesota Housing Finance Agency Revenue Bonds,
Residential Housing Finance Series Q,
3.53%, 11/29/07                                                                        4,000           4,000
Minnesota Water PCR Bonds, Series 2002A,
Wachovia MERLOTS Series 2003-B06, (1)
3.95%, 1/9/07                                                                          9,975           9,975
Northfield Multifamily Housing Revenue Bonds,
Series 2003A (AMT), Summerfield Investments LLC (LaSalle Bank N.A. LOC),
4.05%, 1/9/07                                                                          3,510           3,510
Ramsey County Housing and Redevelopment Authority Revenue VRDB (AMT),
Series 2002, St. Paul Leased Housing Association (LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                          6,950           6,950
Ramsey County Housing and Redevelopment Authority Revenue VRDB,
Series 2003A (AMT), Gateway Apartments Partnership Project
(LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                         19,000          19,000
Robbinsdale Multifamily Housing Revenue Refunding Bonds, Series 2004A (AMT),
Copperfield (LaSalle Bank N.A. LOC),
4.05%, 1/9/07                                                                          2,545           2,545
St. Anthony Multifamily Housing Revenue Bonds,
Series 2004 (AMT), Landings at Silver Lake Village Project
(LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                         10,000          10,000


                           MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
MINNESOTA - 2.8% - (CONTINUED)
St. Paul Housing and Redevelopment Authority Revenue Bonds,
Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),
3.93%, 1/9/07                                                                      $  17,100   $      17,100
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2005 (AMT),
St. Paul Leased Housing Association Project (LaSalle Bank N.A. LOC),
4.01%, 1/9/07                                                                          2,595           2,595
                                                                                               -------------
                                                                                                     172,840
                                                                                               -------------
MISSISSIPPI - 1.3%
Jackson Redevelopment Authority Revenue Bonds,
Jackson Medical Mall Foundation Project (JPMorgan Chase Bank LOC),
3.95%, 1/9/07                                                                          3,535           3,535
Mississippi Business Finance Corp. IDR Bonds,
Series 2001 (AMT), H. M. Richards, Inc. Project (Amsouth Bank Birmingham LOC),
4.06%, 1/9/07                                                                          1,865           1,865
Mississippi Business Finance Corp. IDR Refunding Bonds,
Series 2002 (AMT), Howard Industries Project (Amsouth Bank Birmingham LOC),
4.06%, 1/9/07                                                                          1,355           1,355
Mississippi Business Finance Corp. Revenue VRDB,
Edgewater Retail Partners (JPMorgan Chase Bank LOC),
3.99%, 1/9/07                                                                         17,000          17,000
Mississippi Business Finance Corp. Revenue VRDB,
Series 600, Concourse Project (Regions Bank LOC),
3.99%, 1/9/07                                                                          2,800           2,800
Mississippi Development Bank Obligation Bonds,
Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1)
3.95%, 1/9/07                                                                         19,995          19,995
Mississippi Home Corp. Multifamily Housing Revenue Bonds,
Series 2001-2 (AMT), Chapel Ridge Apartments (Regions Bank LOC),
3.99%, 1/9/07                                                                          6,300           6,300
Mississippi Home Corp. Multifamily Housing Revenue Refunding Bonds,
Series 1999D-2 (AMT), Summer Park Apartments Project (Wachovia Bank N.A. LOC),
4.06%, 1/9/07                                                                            520             520
Mississippi Home Corp. Multifamily Housing Revenue VRDB,
Series 2001-4 (AMT), Highland Park Apartments Project (Wachovia Bank N.A. LOC),
4.06%, 1/9/07                                                                          7,500           7,500
Mississippi Medical Center Educational Building Corp. Revenue VRDB,
Adult Hospital Project (AMBAC Insured),
3.91%, 1/2/07                                                                         11,285          11,285
Mississippi Medical Center Educational Building Corp. Revenue VRDB,
Series 2004, Pediatric and Research Facilities Project (AMBAC Insured),
3.93%, 1/9/07                                                                          6,000           6,000
                                                                                               -------------
                                                                                                      78,155
                                                                                               -------------
MISSOURI - 2.2%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          5,050           5,050
Kansas City IDA Revenue VRDB, Series B,
Downtown Redevelopment District (AMBAC Insured),
3.95%, 1/9/07                                                                         10,000          10,000
Missouri Development Finance Board Cultural Facilities Revenue VRDB,
Series 2001B, Nelson Gallery (MBIA Insured),
3.98%, 1/2/07                                                                          1,800           1,800
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB,
Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          8,200           8,200


                           MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
MISSOURI - 2.2% - (CONTINUED)
Missouri State Development Finance Board Lease Revenue Bonds,
Series 2003, Missouri Association Municipal Utilities (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                      $   2,490   $       2,490
Missouri State Health and Educational Authority Revenue Bonds,
Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
3.94%, 1/9/07                                                                         18,685          18,685
Missouri State Health and Educational Authority Revenue VRDB,
Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          3,445           3,445
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series A, St. Francis Medical Center (Bank of America N.A. LOC),
4.00%, 1/2/07                                                                          7,740           7,740
Platte County IDA Multifamily Housing Revenue Refunding Bonds,
Series 1996, Wexford Place Project (FHLMC Gtd.), (1)
3.93%, 1/9/07                                                                          8,125           8,125
St. Charles County IDA Revenue Refunding VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
3.93%, 1/9/07                                                                         10,400          10,400
St. Charles County IDA Revenue Refunding VRDB, Series 1995,
Casalon Apartments Project (FNMA Gtd.),
3.93%, 1/9/07                                                                          5,570           5,570
St. Charles County IDA Revenue VRDB, Series 2006 (AMT),
Trinity Manufacturing Project (Marshall & Ilsley Bank LOC),
4.01%, 1/9/07                                                                          7,200           7,200
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B,
Friendship Village South County Project (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                          4,725           4,725
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B,
Friendship Village West (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                          3,570           3,570
St. Louis County IDA Revenue VRDB, Series 1995 (AMT),
Whispering Lakes Apartment Project (FNMA LOC),
4.01%, 1/9/07                                                                          7,435           7,435
St. Louis County IDA Revenue VRDB, Series 1997 (AMT),
Black Forest Apartments Project (FNMA LOC),
4.01%, 1/9/07                                                                          4,000           4,000
St. Louis General Fund TRANS,
4.50%, 6/29/07                                                                         4,000           4,014
University of Missouri Revenue Notes, Series FY, Curators of the University,
Capital Project Notes,
4.50%, 6/29/07                                                                        15,000          15,057
Washington IDA Revenue VRDB, Series A (AMT),
Missourian Public Project (U.S. Bank N.A. LOC),
4.02%, 1/9/07                                                                          6,600           6,600
                                                                                               -------------
                                                                                                     134,106
                                                                                               -------------
NEBRASKA - 0.3%
Douglas County School District G.O.,
Series 2003, Citigroup ROCS RR-II-R-4058, (1)
3.95%, 1/9/07                                                                          2,375           2,375
Lancaster County Hospital Authority Revenue VRDB,
Series 2002, Bryan LGH Medical Center Project (AMBAC Insured),
4.00%, 1/2/07                                                                          2,265           2,265
Nebraska Educational Finance Authority Revenue Bonds,
Series 2003, Creighton University Project (AMBAC Insured),
4.00%, 1/2/07                                                                          6,775           6,775


                           MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
NEBRASKA - 0.3% - (CONTINUED)
Omaha Convention Center and Arena,
Citigroup Eagle Trust Series 20040009, (1)
3.96%, 1/9/07                                                                      $   8,000   $       8,000
York County IDR Bonds,
Series 1998 (AMT), EPCO Carbondioxide, Inc. Project (Regions Bank LOC),
4.06%, 1/9/07                                                                          1,300           1,300
                                                                                               -------------
                                                                                                      20,715
                                                                                               -------------
NEVADA - 0.6%
Clark County Economic Development Revenue VRDB,
Bishop Gorman High School Project (Allied Irish Bank LOC),
3.92%, 1/9/07                                                                         14,800          14,800
Clark County IDA Revenue VRDB, Series 2003A (AMT),
Southwest Gas Corp. Project (Bank of America N.A. LOC),
4.00%, 1/9/07                                                                         12,250          12,250
Clark County Revenue Refunding Bonds,
Series 1993A, Airport Improvement (MBIA Insured),
3.90%, 1/9/07                                                                          3,800           3,800
Director of the State of Nevada Department Revenue VRDB,
Series 1998A (AMT), 575 Mill Street LLC Project (KeyBank N.A. LOC),
4.06%, 1/9/07                                                                          3,195           3,195
Nevada State Municipal G.O.,
Series 1997-SGB 31 (FGIC Insured), (1)
3.94%, 1/9/07                                                                          1,900           1,900
                                                                                               -------------
                                                                                                      35,945
                                                                                               -------------
NEW JERSEY - 0.4%
New Jersey EDA Revenue Refunding VRDB,
Class A 2006, Cedar Crest Village, Inc. (Bank of New York LOC),
3.93%, 1/9/07                                                                         20,020          20,020
New Jersey EDA Revenue VRDB,
Subseries R-1, FACS Construction (Lloyds TSB Bank LOC),
3.90%, 1/2/07                                                                          3,300           3,300
                                                                                               -------------
                                                                                                      23,320
                                                                                               -------------
NEW HAMPSHIRE - 0.3%
New Hampshire Business Finance Authority Revenue VRDB,
Cottage Hospital Issue (Allied Irish Bank LOC),
3.91%, 1/9/07                                                                          6,585           6,585
New Hampshire Health and Educational Facilities Authority Revenue Bonds,
Bishop Guertin High School (Allied Irish Bank LOC),
4.05%, 1/9/07                                                                          5,915           5,915
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
New Hampshire Medical Center (Bank of America N.A. LOC),
4.05%, 1/9/07                                                                          1,475           1,475
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Series A, LRG Healthcare (JPMorgan Chase Bank LOC),
3.96%, 1/9/07                                                                          6,150           6,150
                                                                                               -------------
                                                                                                      20,125
                                                                                               -------------
NEW MEXICO - 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, Series 2006 (AMT),
SFM Draw Down (General Electric Capital Corp. GIC),
4.55%, 1/2/07                                                                         12,400          12,400
                                                                                               -------------
NEW YORK - 2.7%
Babylon Industrial Development Agency Resource Recovery Revenue Refunding Bonds,
Series 1998, Ogden Martin Project (FSA Corp. Insured),
3.84%, 1/9/07                                                                          6,270           6,270


                           MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
NEW YORK - 2.7% - (CONTINUED)
Long Island Power Authority Electric System Revenue Bonds,
Subseries 7-B (MBIA Insured),
3.88%, 1/9/07                                                                      $   8,000   $       8,000
New York City Capital Resources Corp. Revenue VRDB,
Series A, Loan Enhanced Assistance (Bank of America N.A. LOC),
3.85%, 1/9/07                                                                          2,000           2,000
New York City G.O. VRDB,
Subseries E-4 (Bank of America N.A. LOC),
3.90%, 1/9/07                                                                          4,000           4,000
New York City Industrial Development Agency Civic Center Revenue VRDB,
Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),
3.96%, 1/9/07                                                                          1,200           1,200
New York Local Government Assistance Corp. Revenue VRDB,
Series 1995F (Societe Generale LOC),
3.80%, 1/9/07                                                                          8,545           8,545
New York State Power Authority,
Series 2,
3.50%, 3/8/07                                                                            800             800
Triborough Bridge and Tunnel Authority Revenue VRDB,
Series 2003B,
3.86%, 1/9/07                                                                         60,000          60,000
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB,
Subseries 2005 B-1,
3.86%, 1/9/07                                                                         76,000          76,000
                                                                                               -------------
                                                                                                     166,815
                                                                                               -------------
NORTH CAROLINA - 1.5%
Charlotte Water and Sewer System Revenue VRDB, Series B,
3.89%, 1/9/07                                                                         11,650          11,650
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University,
Citigroup Eagle 2006-12, (1)
3.96%, 1/9/07                                                                         12,000          12,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2004
(AMT), Repair Services, Inc. Project (SunTrust Bank LOC),
4.04%, 1/2/07                                                                          4,250           4,250
North Carolina Medical Care Commission Healthcare Revenue VRDB,
Series C, First Mortgage Pennybyrn Project (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                         20,000          20,000
North Carolina Medical Care Commission Revenue Refunding VRDB,
Series B, Duke University Health System,
3.88%, 1/9/07                                                                         22,300          22,300
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, (1)
3.96%, 1/9/07                                                                          5,800           5,800
Wake County G.O. VRDB, Series 2003B,
Public Improvement,
3.88%, 1/9/07                                                                         17,400          17,400
                                                                                               -------------
                                                                                                      93,400
                                                                                               -------------
OHIO - 1.5%
Clinton County Hospital Revenue Refunding VRDB,
Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC),
4.01%, 1/9/07                                                                          5,120           5,120
Cuyahoga County Healthcare Facilities Revenue Bonds,
McGregor AMASA Stone (KeyBank N.A. LOC),
3.94%, 1/9/07                                                                         19,265          19,265


                           MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
OHIO - 1.5% - (CONTINUED)
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
3.93%, 1/9/07                                                                      $  22,200   $      22,200
Mahoning County Hospital Facilities Revenue VRDB,
Series 1997B, Forum Health Obligation Group (MBIA Insured),
3.93%, 1/9/07                                                                            200             200
Middletown Hospital Facilities Revenue Bonds,
Merrill Lynch P-Floats MT-239 (Merrill Lynch & Co., Inc. Gtd.), (1)
3.99%, 1/9/07                                                                         15,495          15,495
Ohio State G.O. Bonds,
Citigroup ROCS Series RR-II-R-4037, (1)
3.95%, 1/9/07                                                                         14,495          14,495
Ohio State PCR Bonds, Series 2001 (AMT),
Ross Incineration Services Project (JPMorgan Chase Bank LOC),
4.30%, 1/9/07                                                                            635             635
Parma Hospital Improvement Revenue VRDB, Series 2006C,
Parma Community Hospital (JPMorgan Chase Bank LOC),
3.91%, 1/9/07                                                                         10,300          10,300
Summit County IDR Bonds (AMT),
Arch Aluminum & Glass Co., Inc. (Comerica Bank LOC),
4.07%, 1/9/07                                                                          4,000           4,000
                                                                                               -------------
                                                                                                      91,710
                                                                                               -------------
OKLAHOMA - 0.5%
Garfield County Industrial Authority PCR Refunding Bonds,
Series A, Oklahoma Gas & Electric Co. Project,
3.98%, 1/9/07                                                                         17,200          17,200
Oklahoma Development Finance Authority Revenue VRDB, Series 2002C,
Continuing Care Community (KBC Bank N.V. LOC),
4.05%, 1/2/07                                                                            385             385
Oklahoma Housing Finance Agency Single Family Revenue Refunding Bonds (AMT),
Mortgage Draw Down (General Electric Capital Corp. GIC), (1)
4.53%, 1/31/07                                                                           772             772
Tulsa Airports Improvement Variable Rate Certificates
Series B2 (MBIA Insured), (1)
4.06%, 1/9/07                                                                         14,190          14,190
                                                                                               -------------
                                                                                                      32,547
                                                                                               -------------
OREGON - 0.7%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB,
Willamette Series A-1 (Bank of New York LOC),
3.91%, 1/9/07                                                                         10,100          10,100
Multnomah County Hospital Facilities Authority Revenue Refunding VRDB,
Series 2003, Holladay Park Plaza Project (Allied Irish Bank LOC),
4.00%, 1/2/07                                                                            100             100
Oregon Economic Development Revenue VRDB,
Series 176 (AMT), Cascade Steel Rolling Mills Project (Wells Fargo Bank N.A.
LOC), 4.02%, 1/9/07                                                                    7,700           7,700
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue
VRDB, Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),
3.96%, 1/9/07                                                                          2,950           2,950
Oregon State Facilities Authority Revenue VRDB,
Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),
3.94%, 1/9/07                                                                          3,700           3,700
Washington County Multifamily Housing Revenue Bonds,
Series 1995 (AMT), Cedar Mills Project (Manufacturers & Traders Trust Co. LOC),
4.04%, 1/9/07                                                                         15,500          15,500
                                                                                               -------------
                                                                                                      40,050
                                                                                               -------------


                           MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
PENNSYLVANIA - 1.8%
Beaver County IDA PCR Refunding VRDB,
First Energy Generation (Barclays Bank PLC LOC),
3.97%, 1/2/07                                                                      $  10,100   $      10,100
Delaware Valley Regional Financial Authority Local Government Revenue Bonds,
Series 1986 (National Australia Bank Limited LOC),
3.91%, 1/9/07                                                                         20,140          20,140
Emmaus General Authority Revenue VRDB,
Local Government Revenue Bonds (Depfa Bank PLC LOC),
Subseries 1989-D24,
3.95%, 1/9/07                                                                         10,000          10,000
Subseries 1989-D25,
3.95%, 1/9/07                                                                          1,600           1,600
Pennsylvania Economic Development Financing Authority Revenue VRDB,
Gertrude Barber Center Project (National City Bank Cleveland LOC),
3.93%, 1/9/07                                                                          5,630           5,630
Pennsylvania Intergovernmental Cooporative Authority Special Tax Revenue
Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
3.93%, 1/9/07                                                                         19,430          19,430
Philadelphia TRANS,
4.50%, 6/29/07                                                                        10,000          10,034
University of Pittsburgh Revenue Notes,
Panthers Notes,
4.50%, 8/24/07                                                                        18,500          18,592
Westmoreland County IDA Revenue VRDB, Series C,
Retirement Redstone (Bank of Nova Scotia PLC LOC),
3.92%, 1/9/07                                                                         13,000          13,000
                                                                                               -------------
                                                                                                     108,526
                                                                                               -------------
PUERTO RICO - 0.3%
Puerto Rico Highway and Transportation Revenue Bonds,
Citigroup ROCS-RR-II-R-636CE (Citibank N.A. Gtd.), (1)
3.93%, 1/9/07                                                                         10,000          10,000
Puerto Rico TRANS
(Bank of Nova Scotia LOC),
4.50%, 7/30/07                                                                         6,000           6,034
                                                                                               -------------
                                                                                                      16,034
                                                                                               -------------
SOUTH CAROLINA - 1.4%
Charleston Waterworks and Sewer Revenue VRDB, Series B,
Capital Improvements,
3.90%, 1/9/07                                                                         27,200          27,200
Cherokee County IDR VRDB,
Series 1989 (AMT), Oshkosh Truck Corp. Project (Bank of America N.A. LOC),
4.05%, 1/9/07                                                                          5,600           5,600
Medical University Hospital Authority Revenue VRDB,
Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
3.96%, 1/9/07                                                                         12,230          12,230
North Charleston Housing Authority Multifamily Housing Revenue Bonds,
Series 2006B (AMT), Horizon Village (Bank of America N.A. LOC),
3.97%, 1/9/07                                                                          6,075           6,075
Oconee County PCR Refunding VRDB,
Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
3.92%, 1/9/07                                                                         30,350          30,350


                           MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
SOUTH CAROLINA - 1.4% - (CONTINUED)
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Concept Packaging Group Project (Bank of America N.A. LOC),
4.00%, 1/9/07                                                                      $     600   $         600
South Carolina Jobs EDA Revenue VRDB,
Series 2001 (AMT), Pharmaceutical Associates Project (Wachovia Bank N.A. LOC),
4.02%, 1/9/07                                                                          2,250           2,250
                                                                                               -------------
                                                                                                      84,305
                                                                                               -------------
SOUTH DAKOTA - 0.2%
South Dakota Health and Educational Facilities Authority Revenue VRDB,
Series 2003, Rapid City Regional Hospital (MBIA Insured),
4.00%, 1/2/07                                                                         13,900          13,900
                                                                                               -------------
TENNESSEE - 7.3%
Blount County Public Building Authority Revenue VRDB,
Local Government Public Improvement Bonds (AMBAC Insured),
Series A-2G,
4.00%, 1/2/07                                                                          1,305           1,305
Series 2004A-9-A,
3.94%, 1/2/07                                                                          6,025           6,025
Series 2004A-9-B,
3.94%, 1/2/07                                                                            685             685
Blount County Public Building Authority Revenue VRDB, Series A-4-A,
Local Government Public Improvement Bonds,
4.00%, 1/2/07                                                                          4,300           4,300
Chattanooga IDB Lease Rent Revenue Bonds,
Citicorp Eagle Trust Series 20004202 (AMBAC Insured), (1)
3.96%, 1/9/07                                                                          6,000           6,000
Clarksville Public Building Authority G.O. VRDB,
Series 2001 (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          6,600           6,600
Clarksville Public Building Authority Revenue Bonds,
Series 2003 (Bank of America N.A. LOC),
4.00%, 1/2/07                                                                          2,400           2,400
City of Jackson Hospital Revenue Refunding VRDB,
Series B, Jackson Madison Hospital (AMBAC Insured),
3.89%, 1/9/07                                                                         50,000          50,000
Knox County Health Educational and Housing Board Multifamily Revenue Bonds,
Merrill Lynch P-Floats Series 3365 (AMT) (Merrill Lynch & Co., Inc. Gtd.), (1)
4.01%, 1/9/07                                                                          6,725           6,725
Knox County Health Educational and Housing Facilities Board Revenue Bonds,
Series 2000, Volunteer Student Housing LLC Project (Allied Irish Bank LOC),
3.92%, 1/9/07                                                                         13,020          13,020
Metropolitan Government Nashville and Davidson County Electric Revenue Bonds,
Citicorp Eagle Trust Series 984201, (1)
3.96%, 1/9/07                                                                          4,205           4,205
Metropolitan Nashville and Davidson County Health and Educational Facilities
Revenue Bonds, Series A (AMT), Jackson Grove Apartments (Marshall & Ilsley Bank
LOC), 4.00%, 1/9/07                                                                    8,000           8,000
Metropolitan Nashville and Davidson County Health and Educational Facilities
Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          1,000           1,000
Metropolitan Nashville and Davidson County Health and Educational Facilities
Revenue VRDB, Series B1, Ascension,
3.72%, 8/3/07                                                                         20,000          20,000


                           MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
TENNESSEE - 7.3% - (CONTINUED)
Metropolitan Nashville and Davidson County Health and Educational Facilities
Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC),
3.91%, 1/9/07                                                                      $   1,645   $       1,645
Metropolitan Nashville and Davidson County Health and Educational Facilities
Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),
3.92%, 1/9/07                                                                          3,880           3,880
Montgomery County Public Building Authority Pooled Financing Revenue Bonds,
Series 2004, Tennessee County Loan Pool (Bank of America N.A. LOC),
4.00%, 1/2/07                                                                         15,100          15,100
Montgomery County Public Building Authority Pooled Financing Revenue Bonds,
Tennessee County Loan Pool (Bank of America N.A. LOC),
4.00%, 1/2/07                                                                         11,200          11,200
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters
(JPMorgan Chase Bank LOC), (1)
3.94%, 1/4/07                                                                         48,775          48,775
Rutherford County IDB Revenue VRDB,
Series 1999A (AMT), Tennessee Farmers Co-Op Project
(Amsouth Bank Birmingham LOC),
4.01%, 1/9/07                                                                          2,110           2,110
Sevier County Public Building Authority,
Local Government Public Improvement Revenue Bonds,
Series 2000 IV-D-1 (AMBAC Insured),
4.00%, 1/2/07                                                                          7,500           7,500
Series 2000 IV-F-1 (AMBAC Insured),
4.00%, 1/2/07                                                                          2,550           2,550
Sevier County Public Building Authority,
Local Government Public Improvement Revenue Bonds,
Series 2004 VI-A-1,
4.00%, 1/2/07                                                                          1,200           1,200
Sevier County Public Building Authority,
Local Government Improvement Revenue Bonds (FSA Corp. Insured),
Series 2000 IV-B-8,
4.00%, 1/2/07                                                                            410             410
Series 2000 IV-C1,
4.00%, 1/2/07                                                                          1,700           1,700
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Memphis University School Project (SunTrust Bank LOC),
3.93%, 1/9/07                                                                          4,400           4,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series A-1, Gateway Projects (FNMA Gtd.),
3.92%, 1/9/07                                                                          5,575           5,575
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2001, Youth Villages (Allied Irish Bank LOC),
3.94%, 1/9/07                                                                          1,700           1,700
Sullivan County Health and Educational and Housing Facilities Board Revenue
Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                         27,220          27,220
Tennergy Corp. Gas Revenue Bonds,
Series 1258Q, Putters (JPMorgan Chase Bank LOC), (1)
3.97%, 1/9/07                                                                         44,000          44,000
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
3.96%, 1/9/07                                                                         93,300          93,300
Tennesee Housing Development Agency Revenue Bonds (AMT),
Clipper Tax-Exempt Series 2005-10, (1)
4.00%, 1/9/07                                                                         44,865          44,865
                                                                                               -------------
                                                                                                     447,395
                                                                                               -------------


                           MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
TEXAS - 13.7%
Aldine Independent School District G.O. Refunding Bonds,
Series 1997, Soc Gen Municipal Trust Receipts SGB29 (PSF of Texas Gtd.), (1)
3.94%, 1/9/07                                                                      $   8,950   $       8,950
Bastrop Independent School District G.O., Series 1997,
Soc Gen Municipal Securities Trust Receipts Series SGB-37 (PSF of Texas Gtd.),
(1)
3.94%, 1/9/07                                                                         18,870          18,870
Bexar County Health Facilities Development Corp. Revenue VRDB,
Air Force Village (Bank of America N.A. LOC),
3.91%, 1/9/07                                                                         29,000          29,000
Bexar County Health Facilities Development Corp. Revenue VRDB,
Healthcare Chandler Memorial Home (JPMorgan Chase Bank LOC), (1)
3.93%, 1/9/07                                                                          3,175           3,175
Bexar County Revenue Bonds,
Series 2001-3, State Street Clipper Trust (MBIA Insured), (1) (2)
3.60%, 3/8/07                                                                         10,975          10,975
Brazos River Harbor Naval District Revenue VRDB,
Series 2002 (AMT), BASF Corp. Project (BASF Corp. Project),
4.10%, 1/9/07                                                                          5,000           5,000
Conroe Independent School District G.O.,
ABN AMRO Munitops Certificate Trust 2002-1 (PSF of Texas Gtd.), (1)
3.96%, 1/9/07                                                                          9,995           9,995
Comal Independent School District Revenue VRDB, Series 1999-9,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.94%, 1/9/07                                                                          1,800           1,800
Cypress-Fairbanks Independent School District,
Citicorp Eagle Trust, Series 20004304 (PSF of Texas Gtd.), (1)
3.96%, 1/9/07                                                                          7,640           7,640
Denton Independent School District Variable Rate Certificates,
Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
3.96%, 1/9/07                                                                         12,705          12,705
El Paso Housing Finance Corp. Variable Certificates, Series 2001E,
SFM Revenue, (1)
3.99%, 1/9/07                                                                          7,810           7,810
Grand Prairie Independent School District G.O. VRDB,
3.82%, 8/1/07                                                                         33,600          33,600
Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 2001 (AMT), American Acrylic Project (JPMorgan Chase Bank LOC),
4.00%, 1/9/07                                                                         25,000          25,000
Harris County G.O. CP Notes,
Series A (Depfa Bank PLC LOC),
3.58%, 1/31/07                                                                         3,000           3,000
Series A (Depfa Bank PLC LOC),
3.60%, 1/31/07                                                                         4,000           4,000
Series A (Depfa Bank PLC LOC),
3.70%, 1/31/07                                                                         4,000           4,000
Series C,
3.59%, 3/9/07                                                                         55,000          55,000
Harris County Health Facilities Development Corp. Revenue VRDB,
Series A-2, Christus Health Project (AMBAC Insured),
3.89%, 1/9/07                                                                         15,600          15,600
Harris County Health Facilities Development Corp. Revenue VRDB,
Series 1999, Texas Childrens Hospital Project (MBIA Insured),
3.98%, 1/2/07                                                                          9,500           9,500


                           MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
TEXAS - 13.7% - (CONTINUED)
Harris County Industrial Development Corp. Revenue Bonds,
Series 2000 (AMT), North American Galvanizing (JPMorgan Chase Bank LOC),
4.02%, 1/9/07                                                                      $   2,820   $       2,820
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB,
Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
3.92%, 1/9/07                                                                         10,250          10,250
Houston Independent School District G.O. Revenue VRDB,
Series 2004, Schoolhouse (PSF of Texas Gtd.),
3.63%, 6/15/07                                                                        25,000          25,000
Irving Independent School District Revenue VRDB,
Series 2004A (PSF of Texas Gtd.),
3.82%, 8/1/07                                                                         15,000          15,000
Keller Independent School District G.O.,
Series 2001-26, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.95%, 1/9/07                                                                          6,350           6,350
La Marque Independent School District G.O.,
Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)
3.95%, 1/9/07                                                                          8,070           8,070
Leander Independent School District G.O.,
ABN AMRO Munitops Certificate Trust Series 2002-16 (PSF of Texas Gtd.), (1)
3.96%, 1/9/07                                                                          5,500           5,500
North Texas Tollway Authority Revenue VRDB,
Series 2005C, Dallas North Tollway System (FGIC Insured),
3.90%, 1/9/07                                                                         19,900          19,900
Northside Independent School District School Building Bonds,
Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28 (PSF of Texas Gtd.),
(1)
3.96%, 1/9/07                                                                          9,870           9,870
Nueces River Authority Water Supply,
Eagle Trust Series 97430, Corpus Christi Lake Project (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                         16,600          16,600
Port Arthur Navigation District Revenue Bonds,
Series 1998 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
4.07%, 1/2/07                                                                          5,000           5,000
Richmond Higher Education Corp. Revenue VRDB,
Series 2003A, Bayou University Project (AMBAC Insured),
3.94%, 1/9/07                                                                          3,800           3,800
Rockwall Independent School District G.O. VRDB,
Series 2006, School Building (PSF of Texas Gtd.),
3.92%, 1/9/07                                                                         16,000          16,000
San Antonio Independent School District G.O., Series 2001B,
ABN AMRO Munitops Certificate Trust 2001-29 (PSF of Texas Gtd.), (1)
3.96%, 1/9/07                                                                         19,995          19,995
San Antonio Multifamily Housing Revenue Bonds, Series 2002 (AMT),
Roaring Fork Series 2002-10 (GNMA Gtd.), (1)
4.06%, 1/9/07                                                                          7,085           7,085
State of Texas G.O. Bonds,
Series 2006B, Multi-Mode-Mobility,
3.52%, 9/5/07                                                                         48,000          48,000
State of Texas TRANS, Series 2006,
4.50%, 8/31/07                                                                       175,500         176,567
Tarrant County Health Facilities Development Corp. Revenue VRDB,
Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.91%, 1/9/07                                                                          5,215           5,215


                           MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
TEXAS - 13.7% - (CONTINUED)
Tarrant County Housing Finance Corp. Multifamily Revenue Bonds,
Merrill Lynch P-Floats Series PT-473 (FHLMC Gtd.), (1) (2)
3.50%, 2/15/07                                                                     $   5,755   $       5,755
Tarrant County Housing Finance Corp. Revenue Bonds,
Merrill Lynch P-Floats Series 3169 (AMT) (Merrill Lynch & Co., Inc. Gtd.), (1)
4.02%, 1/9/07                                                                          7,120           7,120
Tarrant County Housing Finance Corp. Revenue Bonds,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
3.91%, 1/9/07                                                                          8,545           8,545
Texas City Industrial Development Corp.,
Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1)
3.95%, 1/9/07                                                                          3,880           3,880
Texas State Department of Housing and Community Affairs Residential Mortgage
Revenue Bonds, Series B (AMT), State Street Clipper Trust 2001-1, (1) (2)
3.80%, 2/1/07                                                                         13,970          13,970
Texas State Department of Housing and Community Affairs Revenue VRDB,
Series 2003, NHP Foundation, Asmara Project (FHLMC LOC),
3.95%, 1/9/07                                                                         10,360          10,360
Texas State Transportation Commission Revenue Bonds,
Putters Series 1297, (1)
3.97%, 1/9/07                                                                         26,080          26,080
Texas State Transportation Commission Revenue VRDB,
Series B, First Tier,
3.91%, 1/9/07                                                                         34,500          34,500
Texas University Revenue Bonds,
Citigroup Eagle Series 20060108 Class A, (1)
3.96%, 1/9/07                                                                         18,810          18,810
Texas University Revenue Bonds, Series 2003B,
Wachovia MERLOTS Series 2003-B14, (1)
3.95%, 1/9/07                                                                          7,780           7,780
Texas Water Development Board Revenue Refunding VRDB,
Series 2005,
3.92%, 1/2/07                                                                         35,685          35,685
                                                                                               -------------
                                                                                                     839,127
                                                                                               -------------
UTAH - 1.0%
Intermountain Power Agency Supply Revenue Bonds,
Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                          3,300           3,300
St. George Housing Revenue VRDB, Series A,
OK Foundation Projects (FNMA Gtd.),
3.92%, 1/9/07                                                                         10,490          10,490
Utah Transit Authority Sales Tax Revenue Bonds, Subseries B
(Fortis Bank LOC),
3.88%, 1/2/07                                                                          2,900           2,900
Utah Water Finance Agency Revenue VRDB
(AMBAC Insured),
Series 2002A2,
3.96%, 1/9/07                                                                          3,400           3,400
Series 2002A5,
3.96%, 1/9/07                                                                          6,050           6,050
Series 2003A7,
3.96%, 1/9/07                                                                          5,500           5,500
Series 2004A9,
3.96%, 1/9/07                                                                         15,000          15,000
Series 2005A13,
3.93%, 1/9/07                                                                         10,000          10,000


                           MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
UTAH - 1.0% - (CONTINUED)
West Valley City Revenue VRDB, Series A,
Monticello Academy (KeyBank N.A. LOC),
3.94%, 1/9/07                                                                      $   3,200   $       3,200
                                                                                               -------------
                                                                                                      59,840
                                                                                               -------------
VIRGINIA - 0.8%
Alexandria IDA Revenue Refunding VRDB,
Series 2005, Institute of Defense (AMBAC Insured),
3.97%, 1/9/07                                                                          5,000           5,000
Chesapeake Bay Bridge and Tunnel District Revenue Bonds,
Wachovia MERLOTS Series 2003A39 (MBIA Insured), (1)
3.95%, 1/9/07                                                                          6,045           6,045
Fairfax County Educational Facilities Revenue Bonds,
Series 2003, The Madeira School (Bank of America N.A. LOC),
3.96%, 1/9/07                                                                         19,200          19,200
Harrisonburg IDA Revenue Refunding Bonds,
Series B, Mennonite Retirement (Citibank N.A. LOC),
3.92%, 1/9/07                                                                         13,815          13,815
Virginia State Housing Development Authority Revenue VRDB, Series 2005D (AMT),
Trust Receipts, Morgan Keegan Municipal Products, Inc. Various States, (1)
4.01%, 1/9/07                                                                          6,740           6,740
                                                                                               -------------
                                                                                                      50,800
                                                                                               -------------
WASHINGTON - 3.9%
Bremerton County Revenue Bonds, Series 2003,
Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),
3.95%, 1/9/07                                                                          2,375           2,375
City of Seattle G.O. Bonds, Series 1996D,
3.92%, 1/9/07                                                                         29,000          29,000
King County G.O. Limited BANS, Series A 2006,
4.00%, 11/1/07                                                                         3,415           3,427
King County G.O. Limited BANS, Series B 2006,
4.00%, 11/1/07                                                                         7,075           7,101
King County Revenue Bonds,
Lehman Municipal Trust Receipts Series 06-K86, (1)
4.03%, 1/9/07                                                                         24,400          24,400
King County Sewer Revenue VRDB,
Junior Lien Series 2006A (MBIA Insured),
3.90%, 1/9/07                                                                          8,400           8,400
King County Sewer Revenue VRDB,
Junior Lien Series 2006B (MBIA Insured),
3.89%, 1/9/07                                                                         10,000          10,000
Port Bellingham Industrial Development Corp. Revenue VRDB (AMT),
Hempler Foods Group (Bank of Montreal - Chicago Branch LOC),
4.00%, 1/9/07                                                                          6,125           6,125
Seattle Light and Power Revenue Refunding Bonds
(FSA Corp. Insured), (1)
Smith Barney ROCS II-R Series 47,
3.95%, 1/9/07                                                                         17,920          17,920
Smith Barney ROCS II-R Series 48,
3.95%, 1/9/07                                                                          5,995           5,995
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, (1)
3.95%, 1/9/07                                                                         20,600          20,600
Washington State G.O., Series 2000B,
Eagle Trust Series 20004701, (1)
3.96%, 1/9/07                                                                         10,365          10,365


                           MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
WASHINGTON - 3.9% - (CONTINUED)
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1)
3.96%, 1/9/07                                                                      $  15,000   $      15,000
Washington State G.O., Wachovia MERLOTS Series 2001-A54, (1)
3.95%, 1/9/07                                                                          4,100           4,100
Washington State Healthcare Facilities Authority Revenue VRDB,
Seattle Cancer Care (KeyBank N.A. LOC),
3.94%, 1/9/07                                                                         10,795          10,795
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
3.97%, 1/9/07                                                                          4,515           4,515
Washington State Higher Education Facilities Authority Revenue VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
4.00%, 1/9/07                                                                          2,100           2,100
Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 1994 (AMT), Arbors on the Park Project (Bank of America N.A. LOC),
4.01%, 1/9/07                                                                          8,450           8,450
Washington State Housing Finance Commission Nonprofit Housing Revenue
Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC),
4.02%, 1/2/07                                                                          8,200           8,200
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB,
Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
3.92%, 1/9/07                                                                          8,210           8,210
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Bertschi School Project (Bank of America N.A. LOC),
3.95%, 1/9/07                                                                            500             500
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Museum of History and Industry (Bank of America N.A. LOC),
4.04%, 1/2/07                                                                            800             800
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Rockwood Retirement Communities (Wells Fargo Bank N.A. LOC),
4.04%, 1/2/07                                                                          1,600           1,600
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2000, University Prep Academy Project (Bank of America N.A. LOC),
3.95%, 1/9/07                                                                          4,000           4,000
Washington State Housing Finance Commission Revenue Refunding VRDB,
Series 2003, Emerald Heights Project (Bank of America N.A. LOC),
3.95%, 1/2/07                                                                          7,400           7,400
Washington State Housing Finance Commission Revenue VRDB (AMT),
Rosemont Apartments Project (BNP Paribas LOC),
4.11%, 1/2/07                                                                          2,890           2,890
Washington State Motor Vehicle Fuel Tax G.O., Series 2005B,
ABN AMRO Munitops Certificate Trust Series 2005-51 (FSA Corp. Insured), (1)
3.96%, 1/9/07                                                                         13,040          13,040
                                                                                               -------------
                                                                                                     237,308
                                                                                               -------------
WEST VIRGINIA - 0.7%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
4.15%, 1/9/07                                                                          3,200           3,200
Monongalia County Building Commission Revenue Refunding Bonds,
Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
3.92%, 1/9/07                                                                         13,315          13,315
West Virginia State Hospital Finance Authority Revenue Refunding VRDB,
Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),
3.92%, 1/9/07                                                                         26,610          26,610
                                                                                               -------------
                                                                                                      43,125
                                                                                               -------------


                           MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
WISCONSIN - 1.9%
Germantown IDR Bonds, Series 1996 (AMT),
Great Lakes Packaging Corp. Project (Marshall & Ilsley Bank LOC),
4.01%, 1/9/07                                                                      $   1,210   $       1,210
Manitowoc IDR VRDB (AMT),
Cher-Make Sausage Co. Project (U.S. Bank N.A. LOC),
4.11%, 1/9/07                                                                          2,300           2,300
Mequon IDR Bonds,
Series 2001A (AMT), Gateway Plastic (JPMorgan Chase Bank LOC),
4.20%, 1/9/07                                                                          1,000           1,000
Milwaukee Redevelopment Authority Revenue VRDB, Series 2005,
University of Wisconsin Kenilworth Project (Depfa Bank PLC LOC),
3.88%, 1/9/07                                                                         10,535          10,535
Milwaukee School RANS,
4.50%, 8/30/07                                                                        13,000          13,077
Oostburg IDR VRDB, Series 2002 (AMT),
Dutchland Plastics Corp. (U.S. Bank N.A. LOC),
4.02%, 1/9/07                                                                          2,125           2,125
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
4.05%, 1/2/07                                                                          1,400           1,400
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
3.95%, 1/9/07                                                                          3,555           3,555
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004C, EastCastle Place, Inc. (LaSalle Bank N.A. LOC),
3.91%, 1/9/07                                                                          3,700           3,700
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),
3.94%, 1/9/07                                                                          6,590           6,590
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Pooled Financing Program (Marshall & Ilsley Bank LOC),
Series 2002C,
4.06%, 1/9/07                                                                          1,500           1,500
Series 2002D,
4.06%, 1/9/07                                                                            665             665
Series 2002G,
4.06%, 1/9/07                                                                          1,050           1,050
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
4.05%, 1/2/07                                                                          4,625           4,625
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002A, Capital Access Pool, Vernon Memorial Hospital
(U.S. Bank N.A. LOC), 4.05%, 1/2/07                                                    4,850           4,850
Wisconsin Health and Higher Educational Facilities Authority Revenue Bonds,
Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley
Bank LOC), 3.94%, 1/9/07                                                              12,673          12,673
Wisconsin School Districts Cash Flow Management Program COPS,
Series 2006-A1,
4.50%, 9/19/07                                                                         5,000           5,032
Wisconsin School Districts Cash Flow Management Program COPS,
Series 2006-B,
4.25%, 11/1/07                                                                        10,000          10,062
Wisconsin State Health and Educational Facilities Authority Revenue Bonds,
Beaver Dam Community Hospital Project (U.S. Bank N.A. LOC),
3.92%, 1/9/07                                                                         10,000          10,000


                           MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                     (000S)        (000S)
                                                                                   ---------   -------------
MUNICIPAL INVESTMENTS - 101.0% - CONTINUED
WISCONSIN - 1.9% - (CONTINUED)
Wisconsin State Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC),
3.93%, 1/9/07                                                                      $   6,900   $       6,900
Wisconsin State Health and Educational Facilities Authority Revenue VRDB,
Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),
4.05%, 1/2/07                                                                          6,740           6,740
Wisconsin State Health and Educational Facilities Authority Revenue VRDB,
Series 2005C, Froedtert and Community Health (AMBAC Insured),
3.91%, 1/9/07                                                                          8,000           8,000
                                                                                                  ----------
                                                                                                     117,589
                                                                                                  ----------
MULTIPLE STATES POOLED SECURITIES - 0.9%
Access to Loans for Learning Student Loan Corp. Revenue VRDB,
Series V-A-5 (AMT) (AMBAC Insured),
3.98%, 1/9/07                                                                         10,000          10,000
Clipper Tax-Exempt Certificates,
Series 1999-3 (AMT), Multistate Tax-Exempt Certificates, (1)
4.11%, 1/9/07                                                                         13,513          13,513
Lehman Brothers Pooled Municipal Trust Receipts,
Floating Rate Trust Receipts P10 Regulation D (MBIA Insured), (1)
4.03%, 1/9/07                                                                         21,895          21,895
National FHLMC Multifamily Variable Rate Certificates,
Series M008 Class A (AMT) (FHLMC LOC),
4.01%, 1/9/07                                                                         10,634          10,634
                                                                                                  ----------
                                                                                                      56,042
                                                                                                  ----------
TOTAL MUNICIPAL INVESTMENTS (COST $6,176,542)                                                      6,176,542
                                                                                                  ----------

                                                                                    NUMBER OF      VALUE
                                                                                     SHARES       (000S)
                                                                                   ----------   ----------
INVESTMENT COMPANIES - 0.6%
AIM Tax-Exempt Cash Fund                                                           38,322,774       38,323
Dreyfus Tax-Exempt Cash Management Fund                                                61,897           62
Merrill Lynch Institutional Tax-Exempt Fund                                           285,000          285
                                                                                                ----------
TOTAL INVESTMENT COMPANIES (COST $38,670)                                                           38,670
                                                                                                ----------
TOTAL INVESTMENTS - 101.6% (COST $6,215,212) (3)                                                 6,215,212
                                                                                                ----------
Liabilities less Other Assets - (1.6)%                                                            (100,117)
                                                                                                ----------
NET ASSETS - 100.0%                                                                             $6,115,095
                                                                                                ----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.


                           MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

(2) Restricted security that has been deemed illiquid. At December 31, 2006, the value of these restricted illiquid securities amounted to approximately $47,695,000 or 0.8% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                                                 ACQUISITION
                                                                                   ACQUISITION       COST
SECURITY                                                                               DATE         (000S)
--------                                                                           -----------   -----------
Park Creek Metropolitan District Revenue Bonds (CO),
3.50%, 2/15/07                                                                        2/13/06      $16,995
Bexar County Revenue Bonds (TX),
3.60%, 3/8/07                                                                         3/11/04       10,975
Tarrant County Housing Finance Corp. Multifamily Revenue Bonds (TX),
3.50%, 2/15/07                                                                        3/14/03        5,755
Texas State Department of Housing and Community Affairs Residential Mortgage
Revenue Bonds (TX),
3.80%, 2/1/07                                                                         3/11/04       13,970

(3)  The cost for federal income tax purposes was $6,215,212.

At December 31, 2006, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR                                                                    % OF NET ASSETS
---------------                                                                    ---------------
Administration of Environment & Housing & Real Estate                                     5.3%
Air, Water Services & Solid Waste Management                                              7.2
Educational Services                                                                      9.5
Electric Services, Gas and Combined Utilities                                             8.4
Executive, Legislative & General Government                                              27.5
General Medical & Surgical, Nursing and Personal Care                                    11.9
Health Services and Residential Care                                                     10.3
Urban & Community Development, Housing Programs & Social Services                         7.0
All other sectors less than 5%                                                           12.9
                                                                                        -----
TOTAL                                                                                   100.0%


                           MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG Association of Bay Area Governments

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

BANS Bond Anticipation Notes

Colld. Collateralized

COPS Certificates of Participation

CP Commercial Paper

EDA Economic Development Authority

FGIC Financial Guaranty Insurance Corporation

FHLB Federal Home Loan Bank

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FSA Financial Security Assurance

GIC Guaranteed Investment Contract

GNMA Government National Mortgage Association

G.O. General Obligation

Gtd. Guaranteed

HFA Housing Finance Authority

IDA Industrial Development Authority

IDB Industrial Development Board

IDR Industrial Development Revenue

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MERLOTS Municipal Exempt Receipts Liquidity Optional Tender

PCR Pollution Control Revenue

P-Floats Puttable Floating Rate Securities


                           MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

PSF Permanent School Fund

RANS Revenue Anticipation Notes

ROCS Reset Option Certificates

SFM Single Family Mortgage

SGB Societe Generale Bank

Soc Gen Societe Generale

STARS Short Term Adjustable Rate Securities

TRANS Tax and Revenue Anticipation Notes

TRB Tax Revenue Bonds

TSB Trustee Savings Bank

VRDB Variable Rate Demand Bonds

VRDN Variable Rate Demand Notes


                           MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0%
AUSTRALIA - 1.6%
   Alumina Ltd.                                               902,300   $ 4,515
   AMP Ltd.                                                   195,663     1,560
   CSL Ltd.                                                    41,409     2,136
   National Australia Bank Ltd.                                49,200     1,569
   Newcrest Mining Ltd.                                       104,750     2,179
   Rio Tinto Ltd.                                              15,930       934
                                                                        -------
                                                                         12,893
                                                                        -------
AUSTRIA - 0.2%
   Erste Bank der Oesterreichischen
      Sparkassen A.G.                                          19,760     1,516
                                                                        -------
BELGIUM - 1.3%
   Belgacom S.A.                                              138,120     6,085
   Fortis                                                      53,088     2,265
   InBev N.V.                                                  25,794     1,701
   KBC Groep N.V.                                                   3        --
                                                                        -------
                                                                         10,051
                                                                        -------
BRAZIL - 0.3%
   Centrais Eletricas Brasileiras S.A.                        202,600     2,273
                                                                        -------
CANADA - 4.0%
   AUR Resources, Inc.                                         41,300       859
   Barrick Gold Corp.                                         349,490    10,729
   HudBay Minerals, Inc. *                                     44,900       841
   Inmet Mining Corp.                                          15,600       835
   Ivanhoe Mines Ltd. *                                       286,400     2,815
   Magna International, Inc., Class A                          81,520     6,567
   OPTI Canada, Inc. *                                        124,900     2,119
   Patheon, Inc. *                                            109,920       476
   Rogers Communications, Inc.                                 53,900     1,604
   Suncor Energy, Inc.                                         41,000     3,235
   Teck Cominco Ltd.                                           19,800     1,493
                                                                        -------
                                                                         31,573
                                                                        -------
CHINA - 0.9%
   Air China Ltd.                                             862,000       467
   Bank of Communications Co. Ltd.                            784,000       952
   China Communications Construction Co. Ltd. *             2,203,000     2,178
   Foxconn International Holdings Ltd. *                      326,000     1,067
   Industrial & Commercial Bank of China *                  2,402,000     1,492
   Yanzhou Coal Mining Co. Ltd.                             1,525,000     1,231
                                                                        -------
                                                                          7,387
                                                                        -------
DENMARK - 0.6%
   Carlsberg A/S, Class B                                      17,050     1,693
   FLSmidth & Co. A/S                                          26,850     1,707

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
DENMARK - 0.6% -- (CONTINUED)
   Novo-Nordisk A/S                                            18,040   $  1,503
                                                                        --------
                                                                           4,903
                                                                        --------
FINLAND - 1.7%
   Nokia OYJ                                                  223,737      4,573
   Stora Enso OYJ ADR                                         112,400      1,775
   Stora Enso OYJ (Registered)                                419,100      6,640
                                                                        --------
                                                                          12,988
                                                                        --------
FRANCE - 9.1%
   Alcatel S.A.                                               137,916      1,985
   Alstom *                                                    26,792      3,633
   Areva S.A.                                                   4,200      3,122
   BNP Paribas                                                 35,084      3,828
   Carrefour S.A.                                              34,383      2,085
   Casino Guichard Perrachon S.A.                              11,454      1,065
   Cie de Saint-Gobain                                         23,320      1,960
   Compagnie Generale de Geophysique S.A. *                    18,773      4,070
   France Telecom S.A.                                         35,293        976
   Gemalto N.V. *                                              89,400      2,227
   L'Oreal S.A.                                                28,710      2,877
   Lafarge S.A.                                                 6,620        985
   Neopost S.A.                                                12,038      1,512
   PPR                                                         13,139      1,964
   Sanofi-Aventis                                              48,744      4,502
   Schneider Electric S.A.                                      7,087        787
   Suez S.A.                                                   75,207      3,895
   Technip S.A.                                                33,100      2,273
   Thales S.A.                                                118,870      5,929
   Total S.A.                                                  99,858      7,205
   Total S.A. ADR                                              21,900      1,575
   Vallourec                                                   10,386      3,021
   Veolia Environnement                                        54,823      4,227
   Vivendi S.A.                                               141,714      5,540
                                                                        --------
                                                                          71,243
                                                                        --------
GERMANY - 6.7%
   Allianz SE                                                  40,679      8,312
   Altana A.G.                                                 12,121        752
   BASF A.G.                                                   10,970      1,070
   Bayer A.G.                                                  33,639      1,806
   Deutsche Bank A.G. (Registered)                             23,268      3,113
   Deutsche Postbank A.G.                                      37,382      3,157
   Deutsche Telekom A.G.                                      104,050      1,901
   Hugo Boss A.G.                                               5,949        322


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
GERMANY - 6.7% -- (CONTINUED)
   Hypo Real Estate Holding A.G.                               23,063   $  1,454
   Infineon Technologies A.G. *                                42,903        605
   IVG Immobilien A.G.                                         55,667      2,392
   Metro A.G.                                                  85,380      5,446
   Muenchener Rueckversicherungs
      A.G. (Registered)                                        11,829      2,037
   Premiere A.G. *                                            409,550      6,867
   Puma A.G. Rudolf Dassler Sport                               3,844      1,501
   SAP A.G.                                                    47,095      2,503
   Siemens A.G.                                                54,697      5,426
   Stada Arzneimittel A.G.                                     31,066      1,782
   United Internet A.G.                                       102,265      1,692
                                                                        --------
                                                                          52,138
                                                                        --------
GREECE - 0.5%
   Hellenic Telecommunications Organization S.A. *             76,607      2,302
   Piraeus Bank S.A.                                           55,875      1,801
                                                                        --------
                                                                           4,103
                                                                        --------
HONG KONG - 1.2%
   AAC Acoustic Technology Holdings, Inc. *                 1,420,000      1,347
   Cheung Kong Holdings Ltd.                                  122,000      1,502
   Hutchison Telecommunications International Ltd. *          828,000      2,087
   Melco International Development                            932,000      2,210
   Melco PBL Entertainment Macau Ltd. ADR *                     3,813         81
   Nine Dragons Paper Holdings Ltd.                         1,271,000      2,190
                                                                        --------
                                                                           9,417
                                                                        --------
INDIA - 0.2%
   Infosys Technologies Ltd. ADR                               31,000      1,691
                                                                        --------
INDONESIA - 0.2%
   Bank Mandiri Persero Tbk PT                              5,590,000      1,803
                                                                        --------
IRELAND - 0.7%
   Anglo Irish Bank Corp. PLC                                  46,910        969
   Kingspan Group PLC                                         160,977      4,272
                                                                        --------
                                                                           5,241
                                                                        --------
ITALY - 6.7%
   Alleanza Assicurazioni S.p.A.                              197,280      2,633
   Ansaldo STS S.p.A. *                                       188,730      2,230
   Arnoldo Mondadori Editore S.p.A.                           222,740      2,329
   Assicurazioni Generali S.p.A.                               50,234      2,207
   Banco Popolare di Verona e Novara Scrl                      47,780      1,372
   Enel S.p.A.                                                849,471      8,765

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
ITALY - 6.7% -- (CONTINUED)
   ENI S.p.A.                                                 342,055   $ 11,507
   Mediaset S.p.A.                                            274,842      3,262
   Telecom Italia S.p.A.                                    4,639,970     11,775
   UniCredito Italiano S.p.A.                                 707,331      6,201
                                                                        --------
                                                                          52,281
                                                                        --------
JAPAN - 21.9%
   Acom Co. Ltd.                                               59,200      1,992
   Astellas Pharma, Inc.                                       60,711      2,762
   Bridgestone Corp.                                           70,200      1,567
   Canon, Inc.                                                 27,950      1,575
   Chugai Pharmaceutical Co. Ltd.                              72,800      1,503
   Coca-Cola West Holdings Co. Ltd.                            49,000      1,135
   Dai Nippon Printing Co. Ltd.                               436,000      6,739
   Daiichi Sankyo Co. Ltd.                                    126,100      3,945
   Daiwa House Industry Co. Ltd.                              103,230      1,797
   Daiwa Securities Group, Inc.                               314,400      3,530
   East Japan Railway Co.                                         295      1,972
   Fanuc Ltd.                                                  38,400      3,785
   Fast Retailing Co. Ltd.                                     21,500      2,054
   Fuji Television Network, Inc.                                1,170      2,676
   FUJIFILM Holdings Corp.                                    158,100      6,502
   Haseko Corp. *                                             336,000      1,204
   Honda Motor Co. Ltd.                                        41,300      1,632
   Japan Tobacco, Inc.                                            766      3,704
   Joyo Bank (The) Ltd.                                       507,685      2,805
   JSR Corp.                                                   65,000      1,684
   Keyence Corp.                                                6,100      1,513
   Kirin Brewery Co. Ltd.                                     300,000      4,720
   Kose Corp.                                                  46,340      1,403
   Marui Co. Ltd.                                              65,800        768
   Matsushita Electric Industrial Co. Ltd.                    103,000      2,057
   Millea Holdings, Inc.                                       63,200      2,232
   Mitsubishi Electric Corp.                                  158,000      1,443
   Mitsubishi Estate Co. Ltd.                                 199,900      5,178
   Mitsubishi UFJ Financial Group, Inc.                           341      4,216
   Mitsui-Soko Co. Ltd.                                       242,142      1,405
   NEC Electronics Corp. *                                    100,000      2,927
   Nikko Cordial Corp.                                         78,000        895
   Nippon Electric Glass Co. Ltd.                              43,000        904
   Nippon Telegraph & Telephone Corp.                         179,400      4,447
   Nipponkoa Insurance Co. Ltd.                               506,200      4,108
   Nomura Holdings, Inc.                                      358,658      6,772


                           NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND (CONTINUED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
JAPAN - 21.9% -- (CONTINUED)
   NTT Data Corp.                                                 604   $  3,027
   NTT DoCoMo, Inc.                                               869      1,374
   ORIX Corp.                                                   5,080      1,472
   Pioneer Corp.                                              111,300      1,530
   Promise Co. Ltd.                                            70,650      2,198
   Ricoh Co. Ltd.                                              95,000      1,941
   Sankyo Co. Ltd.                                             40,000      2,217
   Secom Co. Ltd.                                              29,100      1,510
   Sekisui House Ltd.                                          87,000      1,268
   Seven & I Holdings Co. Ltd.                                163,178      5,078
   Sharp Corp.                                                117,000      2,017
   Shin-Etsu Chemical Co. Ltd.                                 23,400      1,568
   Shiseido Co. Ltd.                                          200,000      4,340
   Sumco Corp.                                                 44,100      3,731
   Sumitomo Forestry Co. Ltd.                                 151,970      1,649
   Sumitomo Mitsui Financial Group, Inc.                          473      4,853
   Sumitomo Realty & Development Co. Ltd.                      33,000      1,060
   Sumitomo Trust & Banking (The) Co. Ltd.                    364,800      3,829
   Suzuki Motor Corp.                                          75,622      2,137
   T&D Holdings, Inc.                                          28,600      1,893
   Takefuji Corp.                                             221,490      8,773
   TDK Corp.                                                   12,800      1,018
   Tokuyama Corp.                                             105,000      1,600
   Tokyo Electron Ltd.                                         21,400      1,688
   Tokyu Land Corp.                                            83,000        783
   Toyota Motor Corp.                                          26,100      1,747
   Toyota Tsusho Corp.                                         51,000      1,368
   Wacoal Holdings Corp.                                      169,000      2,298
   West Japan Railway Co.                                         775      3,318
   Yamada Denki Co. Ltd.                                       14,600      1,240
                                                                        --------
                                                                         172,076
                                                                        --------
MEXICO - 0.4%
   Alfa S.A. de C.V.                                          177,000      1,178
   America Movil S.A. de C.V. ADR, Series L                    39,700      1,795
                                                                        --------
                                                                           2,973
                                                                        --------
NETHERLANDS - 5.0%
   ABN AMRO Holding N.V.                                       36,271      1,166
   Aegon N.V.                                                  76,030      1,450
   Akzo Nobel N.V.                                             26,707      1,629
   European Aeronautic Defence and Space Co. N.V.              32,424      1,117
   Heineken N.V.                                               50,610      2,408
   ING Groep N.V.                                             154,337      6,845

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
NETHERLANDS - 5.0% -- (CONTINUED)
   Koninklijke Philips Electronics N.V.                        89,655   $  3,382
   Koninklijke Philips Electronics N.V. (Registered)           43,900      1,650
   Royal Dutch Shell PLC                                      101,680      3,587
   Royal Dutch Shell PLC                                       94,680      6,736
   Royal Dutch Shell PLC                                       54,776      1,920
   Royal KPN N.V.                                             300,655      4,275
   SBM Offshore N.V.                                           25,766        886
   Unilever N.V.                                               82,470      2,254
                                                                        --------
                                                                          39,305
                                                                        --------
NORWAY - 0.6%
   Statoil ASA                                                 73,657      1,952
   Telenor ASA                                                166,000      3,122
                                                                        --------
                                                                           5,074
                                                                        --------
PAPUA NEW GUINEA - 0.3%
   Lihir Gold Ltd. *                                          881,150      2,170
                                                                        --------
PORTUGAL - 0.3%
   Energias de Portugal S.A.                                  214,463      1,087
   Energias de Portugal S.A. ADR                               31,560      1,599
                                                                        --------
                                                                           2,686
                                                                        --------
RUSSIA - 0.2%
   OAO Gazprom ADR (OTC Exchange)                              30,679      1,412
                                                                        --------
SINGAPORE - 0.9%
   City Developments Ltd.                                     208,000      1,723
   DBS Group Holdings Ltd.                                    288,100      4,246
   SembCorp Marine Ltd.                                       488,000      1,082
                                                                        --------
                                                                           7,051
                                                                        --------
SOUTH AFRICA - 1.1%
   Anglogold Ashanti Ltd. ADR                                 116,650      5,493
   Impala Platinum Holdings Ltd.                              118,678      3,112
                                                                        --------
                                                                           8,605
                                                                        --------
SOUTH KOREA - 3.1%
   Hynix Semiconductor, Inc. *                                 18,730        734
   Hyundai Engineering & Construction Co. Ltd. *               25,700      1,575
   Hyundai Motor Co. Ltd.                                      22,670      1,643
   Kookmin Bank *                                              29,760      2,400
   Korea Electric Power Corp. *                               187,410      4,256
   KT Corp. *                                                 317,190      8,041
   Samsung Electronics Co. Ltd.                                 6,090      2,003
   Samsung SDI Co. Ltd. *                                     216,600      3,744
                                                                        --------
                                                                          24,396
                                                                        --------


MULTI-MANEGAR FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
SPAIN - 1.1%
   Red Electrica de Espana                                     37,770   $  1,620
   Repsol YPF S.A.                                            139,664      4,831
   Telefonica S.A.                                             86,853      1,849
                                                                        --------
                                                                           8,300
                                                                        --------
SWEDEN - 2.4%
   Assa Abloy AB                                               76,800      1,672
   Boliden AB                                                  71,400      1,836
   Nordea Bank AB                                             346,612      5,343
   SSAB Svenskt Stal AB, Series A                              70,100      1,665
   Telefonaktiebolaget LM Ericsson, Class B                 1,551,586      6,268
   Telefonaktiebolaget LM Ericsson ADR                         40,400      1,625
                                                                        --------
                                                                          18,409
                                                                        --------
SWITZERLAND - 4.4%
   ABB Ltd. (Registered)                                      110,526      1,983
   Clariant A.G. (Registered) *                               215,500      3,229
   Credit Suisse Group (Registered)                            36,180      2,532
   Nestle S.A. (Registered)                                    21,823      7,758
   Novartis A.G. (Registered)                                  69,257      3,995
   Phonak Holding A.G. (Registered)                            15,606      1,243
   Roche Holding A.G. (Genusschein)                            31,428      5,638
   Swiss Reinsurance (Registered)                               9,375        797
   Syngenta A.G. (Registered) *                                 9,196      1,712
   UBS A.G. (Registered)                                       51,365      3,123
   Xstrata PLC                                                 20,940      1,045
   Zurich Financial Services A.G. (Registered)                  4,117      1,109
                                                                        --------
                                                                          34,164
                                                                        --------
TAIWAN - 1.4%
   Chunghwa Telecom Co. Ltd. ADR                              467,249      9,219
   United Microelectronics Corp.                            1,415,000        879
   United Microelectronics Corp. ADR                          307,258      1,072
                                                                        --------
                                                                          11,170
                                                                        --------
THAILAND - 0.2%
   Bangkok Bank PCL                                           366,080      1,188
                                                                        --------
UNITED KINGDOM - 15.5%
   Alliance Boots PLC                                         126,591      2,076
   Anglo American PLC                                          88,590      4,321
   ARM Holdings PLC                                           330,989        815
   BAE Systems PLC                                              2,125         18
   BAE Systems PLC                                            392,781      3,274
   Barclays PLC                                               109,392      1,564
   Berkeley Group Holdings PLC *                               40,849      1,369
   BP PLC ADR                                                  70,200      4,710

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.0% -- CONTINUED
UNITED KINGDOM - 15.5% -- (CONTINUED)
   British Land Co. PLC                                        56,146   $  1,884
   BT Group PLC                                               601,009      3,548
   Burberry Group PLC                                         130,843      1,654
   Cadbury Schweppes PLC                                      651,545      6,972
   Carnival PLC                                                17,760        900
   Dawnay Day Treveria PLC                                    722,626      1,188
   Diageo PLC                                                 309,372      6,073
   Eurocastle Investment Ltd.                                  33,420      1,703
   GlaxoSmithKline PLC                                        335,022      8,816
   Imperial Chemical Industries PLC                           222,491      1,969
   Intercontinental Hotels Group PLC                           78,173      1,932
   International Power PLC                                    499,675      3,735
   ITV PLC                                                    182,378        380
   J Sainsbury PLC                                            671,290      5,379
   Kesa Electricals PLC                                        72,511        482
   Kingfisher PLC                                           1,135,851      5,304
   Land Securities Group PLC                                   94,753      4,310
   Lloyds TSB Group PLC                                       192,865      2,158
   Lonmin PLC                                                  58,640      3,456
   Marks & Spencer Group PLC                                  117,728      1,653
   Prudential PLC                                             173,857      2,381
   Reckitt Benckiser PLC                                       24,614      1,125
   Rolls Royce Group PLC, Class B *                         5,361,392         11
   Rolls-Royce Group PLC *                                    185,788      1,629
   Royal Bank of Scotland Group PLC                           121,130      4,727
   Scottish & Southern Energy PLC                              56,290      1,713
   Smiths Group PLC                                            80,741      1,567
   Standard Chartered PLC                                      68,440      1,999
   United Utilities PLC                                       260,300      3,975
   Vodafone Group PLC                                       2,310,550      6,402
   Vodafone Group PLC ADR                                     191,051      5,307
   Whitbread PLC                                               74,401      2,440
   WM Morrison Supermarkets PLC                               272,888      1,360
   Woolworths Group PLC                                       779,706        523
   WPP Group PLC                                              377,050      5,098
                                                                        --------
                                                                         121,900
                                                                        --------
UNITED STATES - 0.3%
   Apex Silver Mines Ltd. *                                   160,200      2,546
                                                                        --------
TOTAL COMMON STOCKS
(COST $669,162)                                                          744,926
                                                                        --------


                           NORTHERN FUNDS QUARTERLY REPORT 4 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
PREFERRED STOCKS - 0.4%
GERMANY - 0.4%
   Henkel KGaA                                                 15,720   $  2,314
   Hugo Boss A.G.                                              22,371      1,150
                                                                        --------
                                                                           3,464
                                                                        --------
TOTAL PREFERRED STOCKS
(COST $2,936)                                                              3,464

WARRANTS - 0.3%
   Merrill Lynch *                                            189,748      2,021
   Reliance Communications Ltd. Exp. 1/25/11 *                  2,544         27
                                                                        --------
TOTAL WARRANTS
(COST $1,576)                                                              2,048

INVESTMENT COMPANY - 5.2%
   Northern Institutional Funds -
      Diversified Assets Portfolio (1)                     40,442,681     40,443
                                                                        --------
TOTAL INVESTMENT COMPANY
(COST $40,443)                                                            40,443

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
                                                          -----------   --------
SHORT-TERM INVESTMENT - 0.3%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                       $     2,645      2,645
                                                                        --------
TOTAL SHORT-TERM INVESTMENT
(COST $2,645)                                                              2,645
                                                                        --------
TOTAL INVESTMENTS - 101.2%
(COST $716,762)                                                          793,526
   Liabilities less Other Assets - (1.2)%                                 (9,445)
                                                                        --------
NET ASSETS - 100.0%                                                     $784,081

(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*    Non-Income Producing Security

At December 31, 2006, the industry sectors for the Multi-Manager International Equity Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                   --------------
Consumer Discretionary                                                 11.3%
Consumer Staples                                                        7.0
Energy                                                                  7.8
Financials                                                             18.8
Health Care                                                             4.0
Industrials                                                            21.4
Information Technology                                                  6.6
Materials                                                               8.8
Telecommunication Services                                              9.2
Utilities                                                               5.1
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the Multi-Manager International Equity Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                         --------------
Euro                                                                   33.5%
Japanese Yen                                                           22.3
British Pound                                                          14.9
U.S. Dollar                                                            13.4
All other currencies less than 5%                                      15.9
                                                                      -----
Total                                                                 100.0%

At December 31, 2006, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

                AMOUNT                           AMOUNT
CONTRACTS       (LOCAL                           (LOCAL                  UNREALIZED
TO DELIVER    CURRENCY)       IN EXCHANGE      CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY        (000S)       FOR CURRENCY        (000S)       DATE         (000S)
-----------   ---------   ------------------   ---------   ----------   -----------
U.S. Dollar       41      Australian Dollar        53        1/2/07         $--
U.S. Dollar      577      British Pound           295        1/2/07           1
U.S. Dollar      216      British Pound           111        1/2/07          --
U.S. Dollar       25      Danish Kroner           141        1/2/07          --
U.S. Dollar       38      Danish Kroner           217        1/2/07          --


MULTI-MANAGER FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                AMOUNT                           AMOUNT
CONTRACTS       (LOCAL                           (LOCAL                  UNREALIZED
TO DELIVER    CURRENCY)       IN EXCHANGE      CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY        (000S)       FOR CURRENCY        (000S)       DATE         (000S)
-----------   ---------   ------------------   ---------   ----------   -----------
U.S. Dollar     1,018     Euro                      775      1/2/07          6
U.S. Dollar       357     Euro                      272      1/2/07          2
U.S. Dollar       252     Euro                      191      1/2/07         --
U.S. Dollar        21     Indonesian Rupiah     184,027      1/2/07         --
U.S. Dollar        10     Korean Won              9,452      1/2/07         --
U.S. Dollar        32     Norwegian Krone           198      1/2/07         --
U.S. Dollar        34     Norwegian Krone           211      1/2/07         --
U.S. Dollar        80     Swedish Krona             553      1/2/07          1
U.S. Dollar        61     Swedish Kronor            418      1/2/07         --
U.S. Dollar        15     Taiwanese Dollar          500      1/2/07         --
U.S. Dollar        92     Canadian Dollar           107      1/3/07         --
U.S. Dollar       693     Euro                      525      1/3/07         --
U.S. Dollar       197     Euro                      149      1/3/07         --
U.S. Dollar        15     Singaporean Dollar         23      1/3/07         --
U.S. Dollar        70     Swiss Franc                86      1/3/07          1
U.S. Dollar       145     Swiss Franc               178      1/3/07         --
U.S. Dollar        60     Australian Dollar          76      1/4/07         --
U.S. Dollar       317     British Pound             162      1/4/07         --
U.S. Dollar       526     Euro                      399      1/4/07         --
U.S. Dollar       307     Japanese Yen           36,338      1/4/07         (1)
U.S. Dollar        90     Japanese Yen           10,646      1/4/07         --
U.S. Dollar        54     Japanese Yen            6,463      1/5/07         --
U.S. Dollar       198     Japanese Yen           23.621      1/5/07         --

                AMOUNT                           AMOUNT
CONTRACTS       (LOCAL                           (LOCAL                  UNREALIZED
TO DELIVER    CURRENCY)       IN EXCHANGE      CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY        (000S)       FOR CURRENCY        (000S)       DATE         (000S)
-----------   ---------   ------------------   ---------   ----------   -----------
U.S. Dollar      504         Japanese Yen        59,953      1/9/07           1
                                                                            ---
Total                                                                       $11

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $716,762
                                                                        --------
Gross tax appreciation of investments                                   $ 83,068
Gross tax depreciation of investments                                     (6,304)
                                                                        --------
Net tax appreciation of investments                                     $ 76,764
                                                                        --------


                           NORTHERN FUNDS QUARTERLY REPORT 6 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2%
ADVERTISING - 0.3%
   Focus Media Holding Ltd. ADR *                              11,400   $    757
                                                                        --------
AEROSPACE/DEFENSE - 0.8%
   L-3 Communications Holdings, Inc.                           24,200      1,979
                                                                        --------
APPAREL - 1.8%
   Coach, Inc. *                                               63,750      2,739
   Jones Apparel Group, Inc.                                   42,900      1,434
   Kellwood Co.                                                13,500        439
                                                                        --------
                                                                           4,612
                                                                        --------
AUTO MANUFACTURERS - 0.2%
   Navistar International Corp. *                              18,100        605
                                                                        --------
AUTO PARTS & EQUIPMENT - 0.6%
   ArvinMeritor, Inc.                                          20,900        381
   Goodyear Tire & Rubber (The) Co. *                          26,500        556
   TRW Automotive Holdings Corp. *                             21,300        551
                                                                        --------
                                                                           1,488
                                                                        --------
BANKS - 4.0%
   Associated Banc-Corp                                        18,800        656
   BancorpSouth, Inc.                                          13,000        349
   Comerica, Inc.                                              33,400      1,960
   Commerce Bancorp, Inc. of New Jersey                        46,000      1,622
   First Horizon National Corp.                                15,600        652
   FirstMerit Corp.                                            17,400        420
   Huntington Bancshares, Inc. of Ohio                         75,100      1,784
   KeyCorp                                                     43,200      1,643
   UnionBanCal Corp.                                           17,200      1,053
                                                                        --------
                                                                          10,139
                                                                        --------
BEVERAGES - 1.0%
   Coca-Cola Enterprises, Inc.                                 52,600      1,074
   Molson Coors Brewing Co., Class B                            9,600        734
   Pepsi Bottling Group, Inc.                                  21,900        677
                                                                        --------
                                                                           2,485
                                                                        --------
BIOTECHNOLOGY - 1.1%
   Genentech, Inc. *                                           17,900      1,452
   Medimmune, Inc. *                                           25,400        822
   Vertex Pharmaceuticals, Inc. *                              12,800        479
                                                                        --------
                                                                           2,753
                                                                        --------
BUILDING MATERIALS - 0.6%
   Masco Corp.                                                 47,400      1,416
                                                                        --------
CHEMICALS - 3.7%
   Lubrizol Corp.                                              21,700      1,088
   Olin Corp.                                                  39,000        644

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
CHEMICALS - 3.7% - (CONTINUED)
   OM Group, Inc. *                                            13,400   $    607
   PolyOne Corp. *                                             60,300        452
   PPG Industries, Inc.                                        21,200      1,361
   RPM International, Inc.                                     43,800        915
   Schulman (A.), Inc.                                         30,200        672
   Sensient Technologies Corp.                                 42,200      1,038
   Sherwin-Williams (The) Co.                                  21,000      1,335
   Spartech Corp.                                              21,100        553
   Valspar Corp.                                               23,900        661
                                                                        --------
                                                                           9,326
                                                                        --------
COMMERCIAL SERVICES - 6.2%
   Advisory Board (The) Co. *                                  17,000        910
   Alliance Data Systems Corp. *                               46,825      2,925
   Bright Horizons Family Solutions, Inc. *                    28,700      1,110
   Convergys Corp. *                                           13,900        331
   Corporate Executive Board Co.                               36,300      3,183
   Donnelley (R.R.) & Sons Co.                                 23,700        842
   Jackson Hewitt Tax Service, Inc.                             8,900        302
   Laureate Education, Inc. *                                  28,575      1,390
   Monster Worldwide, Inc. *                                   22,400      1,045
   Resources Connection, Inc. *                                41,200      1,312
   Robert Half International, Inc.                             21,900        813
   Strayer Education, Inc.                                      9,000        954
   United Rentals, Inc. *                                      18,800        478
                                                                        --------
                                                                          15,595
                                                                        --------
COMPUTERS - 4.5%
   Cognizant Technology Solutions Corp., Class A *             55,495      4,282
   Computer Sciences Corp. *                                   24,700      1,318
   Factset Research Systems, Inc.                              34,225      1,933
   Lexmark International, Inc., Class A *                      22,400      1,640
   Research In Motion Ltd. *                                    7,200        920
   SRA International, Inc., Class A *                          43,975      1,176
                                                                        --------
                                                                          11,269
                                                                        --------
DISTRIBUTION/WHOLESALE - 1.4%
   CDW Corp.                                                   23,450      1,649
   Fastenal Co.                                                52,875      1,897
                                                                        --------
                                                                           3,546
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES - 4.7%
   Affiliated Managers Group, Inc. *                           24,350      2,560
   AmeriCredit Corp. *                                         27,200        685


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 4.7% - (CONTINUED)
   Chicago Mercantile Exchange
      Holdings, Inc., Class A                                   4,235   $  2,159
   CIT Group, Inc.                                             31,100      1,734
   E*TRADE Financial Corp. *                                   40,300        903
   Edwards (A.G.), Inc.                                         7,900        500
   GFI Group, Inc. *                                           18,000      1,121
   Nuveen Investments, Inc., Class A                           29,550      1,533
   Price (T. Rowe) Group, Inc.                                 11,700        512
                                                                        --------
                                                                          11,707
                                                                        --------
ELECTRIC - 4.9%
   Alliant Energy Corp.                                        39,700      1,499
   American Electric Power Co., Inc.                           40,500      1,724
   Centerpoint Energy, Inc.                                    50,400        836
   DTE Energy Co.                                              16,500        799
   Energy East Corp.                                           28,500        707
   OGE Energy Corp.                                            10,100        404
   Pepco Holdings, Inc.                                        60,000      1,561
   Pinnacle West Capital Corp.                                 28,300      1,434
   Puget Energy, Inc.                                          37,000        938
   Westar Energy, Inc.                                         38,600      1,002
   Xcel Energy, Inc.                                           59,000      1,361
                                                                        --------
                                                                          12,265
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
   Energy Conversion Devices, Inc. *                           19,000        646
                                                                        --------
ELECTRONICS - 0.6%
   Amphenol Corp., Class A                                     12,975        805
   Sanmina-SCI Corp. *                                         58,200        201
   Vishay Intertechnology, Inc. *                              30,000        406
                                                                        --------
                                                                           1,412
                                                                        --------
ENGINEERING & CONSTRUCTION - 0.5%
   Foster Wheeler Ltd. *                                       20,900      1,152
                                                                        --------
ENVIRONMENTAL CONTROL - 0.9%
   Stericycle, Inc. *                                          29,050      2,193
                                                                        --------
FOOD - 1.2%
   Del Monte Foods Co.                                         36,900        407
   JM Smucker (The) Co.                                        13,800        669
   SUPERVALU, Inc.                                             17,800        636
   Whole Foods Market, Inc.                                    30,000      1,408
                                                                        --------
                                                                           3,120
                                                                        --------

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
FOREST PRODUCTS & PAPER - 0.6%
   MeadWestvaco Corp.                                          24,000   $    722
   Rock-Tenn Co., Class A                                      26,900        729
                                                                        --------
                                                                           1,451
                                                                        --------
GAS - 0.4%
   Nicor, Inc.                                                 12,400        580
   WGL Holdings, Inc.                                          14,300        466
                                                                        --------
                                                                           1,046
                                                                        --------
HAND/MACHINE TOOLS - 0.4%
   Black & Decker Corp.                                        11,900        952
                                                                        --------
HEALTHCARE - PRODUCTS - 4.5%
   Abaxis, Inc. *                                              22,100        425
   IDEXX Laboratories, Inc. *                                  21,750      1,725
   Intralase Corp. *                                           24,900        557
   Intuitive Surgical, Inc. *                                   9,400        902
   Kinetic Concepts, Inc. *                                    21,100        835
   Kyphon, Inc. *                                              23,795        961
   Palomar Medical Technologies, Inc. *                        10,500        532
   Resmed, Inc. *                                              36,900      1,816
   Stryker Corp.                                               32,950      1,816
   Varian Medical Systems, Inc. *                              34,975      1,664
                                                                        --------
                                                                          11,233
                                                                        --------
HEALTHCARE - SERVICES - 2.4%
   Apria Healthcare Group, Inc. *                              35,400        943
   Covance, Inc. *                                             24,300      1,432
   Coventry Health Care, Inc. *                                21,700      1,086
   Express Scripts, Inc. *                                     13,800        988
   Healthways, Inc. *                                          28,825      1,375
   Universal Health Services, Inc., Class B                     3,400        189
                                                                        --------
                                                                           6,013
                                                                        --------
HOME FURNISHINGS - 1.2%
   Ethan Allen Interiors, Inc.                                 33,600      1,213
   Harman International Industries, Inc.                       13,950      1,394
   Whirlpool Corp.                                              6,200        515
                                                                        --------
                                                                           3,122
                                                                        --------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   Blyth, Inc.                                                 25,500        529
   Harland (John H.) Co.                                       24,900      1,250
                                                                        --------
                                                                           1,779
                                                                        --------
INSURANCE - 6.5%
   Assurant, Inc.                                              13,400        740
   Brown & Brown, Inc.                                         41,350      1,167


                           NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
INSURANCE - 6.5% - (CONTINUED)
   CIGNA Corp.                                                  6,900   $    908
   Cincinnati Financial Corp.                                  19,400        879
   Commerce Group, Inc.                                        37,200      1,107
   eHealth, Inc. *                                             13,100        263
   Hub International Ltd.                                      12,400        389
   Lincoln National Corp.                                      13,500        896
   MBIA, Inc.                                                  21,800      1,593
   MGIC Investment Corp.                                       25,800      1,614
   National Interstate Corp.                                   36,437        885
   Nationwide Financial Services, Inc., Class A                30,300      1,642
   PMI Group (The), Inc.                                       17,800        840
   Presidential Life Corp.                                     19,600        430
   Radian Group, Inc.                                          15,100        814
   SAFECO Corp.                                                32,800      2,052
                                                                        --------
                                                                          16,219
                                                                        --------
INTERNET - 2.7%
   Akamai Technologies, Inc. *                                 23,200      1,233
   Checkfree Corp. *                                           12,900        518
   Ctrip.com International Ltd. ADR                            19,800      1,237
   Equinix, Inc. *                                              7,700        582
   NetFlix, Inc. *                                             34,700        897
   Opsware, Inc. *                                             90,000        794
   WebEx Communications, Inc. *                                39,800      1,389
                                                                        --------
                                                                           6,650
                                                                        --------
IRON/STEEL - 0.7%
   Steel Dynamics, Inc.                                        30,200        980
   United States Steel Corp.                                   10,400        761
                                                                        --------
                                                                           1,741
                                                                        --------
LEISURE TIME - 0.6%
   Brunswick Corp.                                             15,600        498
   K2, Inc. *                                                  33,700        444
   Sabre Holdings Corp., Class A                               21,600        689
                                                                        --------
                                                                           1,631
                                                                        --------
LODGING - 0.6%
   Melco PBL Entertainment Macau Ltd. ADR *                    13,100        279
   Wynn Resorts Ltd.                                           13,000      1,220
                                                                        --------
                                                                           1,499
                                                                        --------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   Joy Global, Inc.                                            49,525      2,394
                                                                        --------

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
MACHINERY - DIVERSIFIED - 0.4%
   AGCO Corp. *                                                22,300   $    690
   Albany International Corp., Class A                         10,500        346
                                                                        --------
                                                                           1,036
                                                                        --------
MEDIA - 1.0%
   Belo Corp., Class A                                         35,400        650
   Gannett Co., Inc.                                           20,200      1,221
   Tribune Co.                                                 23,900        736
                                                                        --------
                                                                           2,607
                                                                        --------
METAL FABRICATION/HARDWARE - 0.4%
   Timken (The) Co.                                            34,000        992
                                                                        --------
MISCELLANEOUS MANUFACTURING - 2.3%
   Donaldson Co., Inc.                                         33,150      1,151
   Leggett & Platt, Inc.                                       50,900      1,216
   Roper Industries, Inc.                                      35,525      1,785
   SPX Corp.                                                   26,000      1,590
                                                                        --------
                                                                           5,742
                                                                        --------
OFFICE/BUSINESS EQUIPMENT - 0.9%
   IKON Office Solutions, Inc.                                 34,200        560
   Xerox Corp. *                                              103,900      1,761
                                                                        --------
                                                                           2,321
                                                                        --------
OIL & GAS - 3.1%
   Apache Corp.                                                26,125      1,738
   Hess Corp.                                                  23,400      1,160
   Patterson-UTI Energy, Inc.                                  29,100        676
   Sunoco, Inc.                                                22,000      1,372
   Tesoro Corp.                                                 6,500        427
   XTO Energy, Inc.                                            48,250      2,270
                                                                        --------
                                                                           7,643
                                                                        --------
OIL & GAS SERVICES - 3.7%
   BJ Services Co.                                             48,775      1,430
   FMC Technologies, Inc. *                                    18,200      1,121
   SEACOR Holdings, Inc. *                                      9,400        932
   Smith International, Inc.                                   85,125      3,496
   Tidewater, Inc.                                             12,900        624
   Veritas DGC, Inc. *                                         18,100      1,550
                                                                        --------
                                                                           9,153
                                                                        --------
PACKAGING & CONTAINERS - 0.2%
   Sonoco Products Co.                                         13,900        529
                                                                        --------


MULTI-MANAGER FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
PHARMACEUTICALS - 0.8%
   CV Therapeutics, Inc. *                                     25,900   $    362
   King Pharmaceuticals, Inc. *                                76,400      1,216
   Salix Pharmaceuticals Ltd. *                                30,200        367
                                                                        --------
                                                                           1,945
                                                                        --------
PIPELINES - 0.2%
   National Fuel Gas Co.                                       12,100        466
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS - 3.2%
   American Home Mortgage Investment Corp.                     15,000        527
   Anthracite Capital, Inc.                                    52,100        663
   Entertainment Properties Trust                              14,000        818
   Equity Inns, Inc.                                           27,700        442
   FelCor Lodging Trust, Inc.                                  13,200        288
   Hospitality Properties Trust                                24,700      1,174
   Innkeepers USA Trust                                        28,100        436
   Newcastle Investment Corp.                                  25,100        786
   Parkway Properties, Inc. of Maryland                        14,800        755
   PS Business Parks, Inc.                                     10,300        728
   RAIT Investment Trust                                       18,000        621
   Ramco-Gershenson Properties                                 19,400        740
                                                                        --------
                                                                           7,978
                                                                        --------
RETAIL - 7.1%
   Bed Bath & Beyond, Inc. *                                   36,650      1,396
   BJ's Wholesale Club, Inc. *                                 20,800        647
   Borders Group, Inc.                                         10,300        230
   Cheesecake Factory (The), Inc. *                            21,700        534
   Chipotle Mexican Grill, Inc., Class A *                      6,800        388
   Chipotle Mexican Grill, Inc., Class B*                       7,200        374
   Coldwater Creek, Inc. *                                     44,325      1,087
   Dick's Sporting Goods, Inc. *                               39,675      1,944
   Dillard's, Inc., Class A                                    26,600        930
   Family Dollar Stores, Inc.                                  34,300      1,006
   O'Reilly Automotive, Inc. *                                 74,125      2,377
   P.F. Chang's China Bistro, Inc. *                           12,300        472
   Panera Bread Co., Class A *                                 33,150      1,853
   Petsmart, Inc.                                              46,925      1,354
   Ruby Tuesday, Inc.                                          45,100      1,238
   Tractor Supply Co. *                                        16,200        724
   Urban Outfitters, Inc. *                                    38,900        896
   Zumiez, Inc. *                                              13,200        390
                                                                        --------
                                                                          17,840
                                                                        --------
SAVINGS & LOANS - 0.1%
   Washington Federal, Inc.                                    13,500        318
                                                                        --------

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 98.2% - CONTINUED
SEMICONDUCTORS - 2.1%
   Atmel Corp. *                                               55,200   $    334
   Broadcom Corp., Class A *                                   30,900        998
   Hittite Microwave Corp. *                                   17,400        562
   Linear Technology Corp.                                     15,400        467
   Marvell Technology Group Ltd. *                             55,700      1,069
   MKS Instruments, Inc. *                                     20,000        451
   Novellus Systems, Inc. *                                    22,100        761
   Photronics, Inc. *                                          15,400        252
   Zoran Corp. *                                               19,800        289
                                                                        --------
                                                                           5,183
                                                                        --------
SOFTWARE - 6.7%
   Adobe Systems, Inc. *                                       57,900      2,381
   Ansys, Inc. *                                               20,400        887
   Cerner Corp. *                                              42,300      1,925
   Citrix Systems, Inc. *                                      57,900      1,566
   Electronic Arts, Inc. *                                     28,700      1,445
   Fiserv, Inc. *                                              43,500      2,280
   Global Payments, Inc.                                       38,400      1,778
   Intuit, Inc. *                                              56,925      1,737
   Salesforce.com, Inc. *                                      26,900        980
   SEI Investments Co.                                         23,700      1,412
   SYNNEX Corp. *                                              13,300        292
                                                                        --------
                                                                          16,683
                                                                        --------
TELECOMMUNICATIONS - 1.2%
   Amdocs Ltd. *                                               59,050      2,288
   RF Micro Devices, Inc. *                                    98,100        666
                                                                        --------
                                                                           2,954
                                                                        --------
TOYS, GAMES & HOBBIES - 1.2%
   Hasbro, Inc.                                                64,700      1,763
   Mattel, Inc.                                                53,100      1,203
                                                                        --------
                                                                           2,966
                                                                        --------
TRANSPORTATION - 2.1%
   CH Robinson Worldwide, Inc.                                 34,850      1,425
   Expeditors International Washington, Inc.                   42,750      1,732
   Overseas Shipholding Group                                  12,500        704
   Ryder System, Inc.                                           9,500        485
   YRC Worldwide, Inc. *                                       21,000        792
                                                                        --------
                                                                           5,138
                                                                        --------
TOTAL COMMON STOCKS
(COST $228,160)                                                          245,689


                           NORTHERN FUNDS QUARTERLY REPORT 4 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2006 (UNAUDITED)
MULTI-MANAGER MID CAP FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
INVESTMENT COMPANY - 1.2%
   Northern Institutional Funds -
      Diversified Assets Portfolio (1)                      2,999,965   $  3,000
                                                                        --------
TOTAL INVESTMENT COMPANY
(COST $3,000)                                                              3,000


                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
                                                          -----------   --------
SHORT-TERM INVESTMENT - 0.7%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                                       $     1,741      1,741
                                                                        --------
TOTAL SHORT-TERM INVESTMENT
(COST $1,741)                                                              1,741
                                                                        --------
TOTAL INVESTMENTS - 100.1%
(COST $232,901)                                                          250,430
   Liabilities less Other Assets - (0.1)%                                   (339)
                                                                        --------
NET ASSETS - 100.0%                                                     $250,091

(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $232,901
Gross tax appreciation of investments                                   $ 21,929
Gross tax depreciation of investments                                     (4,400)
                                                                        --------
Net tax appreciation of investments                                     $ 17,529
                                                                        --------


MULTI-MANAGER FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2%
ADVERTISING - 1.1%
   Catalina Marketing Corp.                                     6,307   $    174
   inVentiv Health, Inc. *                                     32,420      1,146
   Sitel Corp. *                                               11,833         50
   ValueVision Media, Inc., Class A *                          56,270        739
                                                                        --------
                                                                           2,109
                                                                        --------
AEROSPACE/DEFENSE - 0.3%
   Heico Corp.                                                  2,050         80
   Sequa Corp., Class A *                                         320         37
   Triumph Group, Inc.                                          5,371        281
   United Industrial Corp. of New York                          2,333        118
                                                                        --------
                                                                             516
                                                                        --------
AGRICULTURE - 0.5%
   Alliance One International, Inc. *                           1,400         10
   Andersons (The), Inc.                                       22,025        934
                                                                        --------
                                                                             944
                                                                        --------
APPAREL - 1.4%
   Coach, Inc. *                                               15,825        680
   CROCS, Inc. *                                               16,045        693
   Deckers Outdoor Corp. *                                      1,000         60
   Gildan Activewear, Inc. *                                    9,305        434
   Gymboree Corp. *                                             8,200        313
   Jones Apparel Group, Inc.                                    1,710         57
   Kellwood Co.                                                 6,920        225
   Perry Ellis International, Inc. *                            3,354        137
   Skechers U.S.A., Inc., Class A *                             2,100         70
                                                                        --------
                                                                           2,669
                                                                        --------
AUTO PARTS & EQUIPMENT - 0.9%
   Aftermarket Technology Corp. *                              38,700        823
   Autoliv, Inc.                                                1,450         87
   BorgWarner, Inc.                                             9,500        561
   Keystone Automotive Industries, Inc. *                       1,200         41
   Lear Corp.                                                   7,300        216
                                                                        --------
                                                                           1,728
                                                                        --------
BANKS - 4.7%
   BancTrust Financial Group, Inc.                              1,504         39
   Boston Private Financial Holdings, Inc.                     32,000        903
   Cascade Bancorp                                              6,705        208
   Cathay General Bancorp                                      27,840        961
   Center Financial Corp.                                         760         18
   Central Pacific Financial Corp.                              2,380         92
   Chittenden Corp.                                             1,900         58

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
BANKS - 4.7% - (CONTINUED)
   Community Trust Bancorp, Inc.                                  540   $     23
   CVB Financial Corp.                                         23,400        338
   First Bancorp of North Carolina                              1,570         34
   First Regional Bancorp of California *                       2,122         72
   First Republic Bank of California                           26,000      1,016
   First South Bancorp, Inc. of North Carolina                  1,029         33
   FNB Corp. of Virginia                                          844         35
   Frontier Financial Corp.                                     2,850         83
   Greater Bay Bancorp                                          8,325        219
   Hancock Holding Co.                                            813         43
   Hanmi Financial Corp.                                       15,988        360
   Heritage Commerce Corp.                                      1,400         37
   Horizon Financial Corp.                                      1,761         42
   Intervest Bancshares Corp. *                                 2,120         73
   Investors Financial Services Corp.                          12,310        525
   Lakeland Financial Corp.                                       500         13
   Preferred Bank of California                                 3,548        213
   Prosperity Bancshares, Inc.                                 24,000        828
   Renasant Corp.                                               1,400         43
   Shore Bancshares, Inc.                                         994         30
   Signature Bank of New York *                                18,320        568
   Superior Bancorp *                                          72,000        817
   Trico Bancshares                                             2,050         56
   Trustmark Corp.                                              1,331         44
   Virginia Commerce Bancorp *                                  4,940         98
   W. Holding Co., Inc.                                       149,500        891
   Wilshire Bancorp, Inc.                                       8,550        162
                                                                        --------
                                                                           8,975
                                                                        --------
BEVERAGES - 0.0%
   National Beverage Corp. *                                    4,210         59
                                                                        --------
BIOTECHNOLOGY - 1.4%
   Applera Corp. (Celera Genomics Group) *                     15,720        220
   Bio-Rad Laboratories, Inc., Class A *                        1,060         88
   Cambrex Corp.                                                1,500         34
   Illumina, Inc. *                                             6,718        264
   Integra LifeSciences Holdings Corp. *                       36,310      1,546
   Maxygen, Inc. *                                              1,800         19
   Millennium Pharmaceuticals, Inc. *                          31,919        348
   Myriad Genetics, Inc. *                                      3,200        100
   Savient Pharmaceuticals, Inc. *                              9,897        111
                                                                        --------
                                                                           2,730
                                                                        --------


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
BUILDING MATERIALS - 0.0%
   Comfort Systems USA, Inc.                                    3,450   $     44
                                                                        --------
CHEMICALS - 1.7%
   Airgas, Inc.                                                14,080        570
   Arch Chemicals, Inc.                                         1,097         37
   Ashland, Inc.                                                   23          2
   CF Industries Holdings, Inc.                                 7,540        193
   Innospec, Inc.                                               3,434        160
   Landec Corp. *                                              53,100        571
   NewMarket Corp.                                              1,624         96
   OM Group, Inc. *                                             8,068        365
   PolyOne Corp. *                                             10,290         77
   RPM International, Inc.                                     39,000        815
   Stepan Co.                                                   2,450         78
   Terra Industries, Inc. *                                    15,430        185
                                                                        --------
                                                                           3,149
                                                                        --------
COMMERCIAL SERVICES - 10.0%
   Adesa, Inc.                                                 38,000      1,055
   Albany Molecular Research, Inc. *                            6,107         65
   Alliance Data Systems Corp. *                               19,115      1,194
   Arbitron, Inc.                                               1,130         49
   Central Parking Corp.                                        5,290         95
   Coinstar, Inc. *                                            15,650        478
   Consolidated Graphics, Inc. *                                1,500         89
   Corinthian Colleges, Inc. *                                 67,000        913
   Corvel Corp. *                                               4,224        201
   CPI Corp.                                                    3,429        159
   CRA International, Inc. *                                   15,450        810
   Dollar Thrifty Automotive Group *                            3,685        168
   Electro Rent Corp. *                                         2,490         42
   Euronet Worldwide, Inc. *                                   37,510      1,114
   FirstService Corp. *                                        53,140      1,228
   FTI Consulting, Inc. *                                      10,600        296
   Gartner, Inc. *                                             36,000        712
   Heartland Payment Systems, Inc.                             35,900      1,014
   Huron Consulting Group, Inc. *                              39,020      1,769
   ICT Group, Inc. *                                            1,060         33
   Kforce, Inc. *                                             127,055      1,546
   Laureate Education, Inc. *                                  29,230      1,421
   MPS Group, Inc. *                                           21,790        309
   Navigant Consulting, Inc. *                                 49,000        968
   PHH Corp. *                                                 11,258        325
   Providence Service (The) Corp. *                            30,005        754

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
COMMERCIAL SERVICES - 10.0% - (CONTINUED)
   Rewards Network, Inc. *                                      2,842   $     20
   SAIC, Inc. *                                                37,870        674
   Service Corp. International                                  8,010         82
   Spherion Corp. *                                            26,311        196
   Standard Parking Corp. *                                       371         14
   TeleTech Holdings, Inc. *                                    2,480         59
   Viad Corp.                                                     900         37
   Volt Information Sciences, Inc. *                            8,711        437
   WNS Holdings Ltd. ADR*                                      19,040        592
                                                                        --------
                                                                          18,918
                                                                        --------
COMPUTERS - 3.0%
   Agilysys, Inc.                                               4,020         67
   Ansoft Corp. *                                               6,131        170
   Brocade Communications Systems, Inc. *                      47,025        386
   CACI International, Inc., Class A *                         17,720      1,001
   CIBER, Inc. *                                                4,613         31
   Manhattan Associates, Inc. *                                31,600        950
   McData Corp., Class A *                                     47,700        265
   Mentor Graphics Corp. *                                     14,283        258
   NetList, Inc. *                                             31,190        303
   Netscout Systems, Inc. *                                    17,433        145
   Radiant Systems, Inc. *                                     77,220        806
   SYKES Enterprises, Inc. *                                    2,110         37
   Synopsys, Inc. *                                            14,580        390
   Unisys Corp. *                                             121,500        953
                                                                        --------
                                                                           5,762
                                                                        --------
DISTRIBUTION/WHOLESALE - 3.3%
   Beacon Roofing Supply, Inc. *                               51,360        967
   BlueLinx Holdings, Inc.                                      3,480         36
   Central European Distribution Corp. *                       36,615      1,087
   Directed Electronics, Inc. *                                55,175        632
   Huttig Building Products, Inc. *                            74,500        394
   Ingram Micro, Inc., Class A *                                1,840         38
   Pool Corp.                                                  16,490        646
   Scansource, Inc. *                                          42,530      1,293
   Tech Data Corp. *                                            2,797        106
   United Stationers, Inc. *                                   21,038        982
                                                                        --------
                                                                           6,181
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES - 3.0%
   Affiliated Managers Group, Inc. *                            6,900        725
   Credit Acceptance Corp. *                                    2,928         98
   IntercontinentalExchange, Inc. *                             9,830      1,061


                           NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE O FINVESTMENTS
MULTI-MANAGER SMALL CAP FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 3.0% - (CONTINUED)
   Knight Capital Group, Inc., Class A *                        4,910   $     94
   National Financial Partners Corp.                           23,760      1,045
   optionsXpress Holdings, Inc.                                 5,023        114
   Penson Worldwide, Inc. *                                    39,565      1,084
   Piper Jaffray Cos. *                                         1,620        105
   SWS Group, Inc.                                              3,651        130
   TradeStation Group, Inc. *                                   5,735         79
   World Acceptance Corp. *                                    23,634      1,110
                                                                        --------
                                                                           5,645
                                                                        --------
ELECTRIC - 1.9%
   Avista Corp.                                                 8,571        217
   Central Vermont Public Service Corp.                         2,450         58
   Dynegy, Inc., Class A *                                    145,800      1,056
   Idacorp, Inc.                                                3,140        121
   ITC Holdings Corp.                                          24,400        973
   NorthWestern Corp.                                           1,210         43
   Pike Electric Corp. *                                       46,000        751
   Portland General Electric Co.                                1,330         36
   Reliant Energy, Inc. *                                       4,000         57
   Unisource Energy Corp.                                       3,000        110
   Westar Energy, Inc.                                          3,135         81
                                                                        --------
                                                                           3,503
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Ametek, Inc.                                                19,800        630
   Belden CDT, Inc.                                             8,900        348
   Encore Wire Corp.                                            3,994         88
   General Cable Corp. *                                        3,440        150
   Greatbatch, Inc. *                                             412         11
   Superior Essex, Inc. *                                       7,600        253
                                                                        --------
                                                                           1,480
                                                                        --------
ELECTRONICS - 3.1%
   Analogic Corp.                                                 430         24
   Benchmark Electronics, Inc. *                               33,200        809
   Coherent, Inc. *                                            24,340        768
   Flir Systems, Inc. *                                        39,650      1,262
   LoJack Corp. *                                              35,000        598
   Molecular Devices Corp. *                                    4,852        102
   Planar Systems, Inc. *                                       5,240         50
   Sonic Solutions, Inc. *                                     42,500        693
   TTM Technologies, Inc. *                                    62,920        713
   Waters Corp. *                                               1,100         54
   Watts Water Technologies, Inc., Class A                     19,700        810

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
ELECTRONICS - 3.1% - (CONTINUED)
   Woodward Governor Co.                                          398   $     16
   Zygo Corp. *                                                 2,200         36
                                                                        --------
                                                                           5,935
                                                                        --------
ENERGY - ALTERNATE SOURCES - 0.4%
   Headwaters, Inc. *                                          22,790        546
   MGP Ingredients, Inc.                                        5,300        120
                                                                        --------
                                                                             666
                                                                        --------
ENGINEERING & CONSTRUCTION - 0.2%
   EMCOR Group, Inc. *                                          6,370        362
   Granite Construction, Inc.                                     291         15
                                                                        --------
                                                                             377
                                                                        --------
ENTERTAINMENT - 1.4%
   Carmike Cinemas, Inc.                                       18,000        367
   Dover Downs Gaming & Entertainment, Inc.                    10,156        136
   Lions Gate Entertainment Corp. *                            91,630        983
   Penn National Gaming, Inc. *                                15,780        657
   Scientific Games Corp., Class A *                           16,970        513
                                                                        --------
                                                                           2,656
                                                                        --------
FOOD - 1.7%
   Fresh Del Monte Produce, Inc.                               22,000        328
   Great Atlantic & Pacific Tea Co.                             1,190         31
   Imperial Sugar Co.                                           7,560        183
   Ingles Markets, Inc., Class A                                3,160         94
   J & J Snack Foods Corp.                                     24,000        993
   Performance Food Group Co. *                                24,883        688
   Ralcorp Holdings, Inc. *                                     1,300         66
   Spartan Stores, Inc.                                         5,973        125
   SunOpta, Inc. *                                             77,475        682
                                                                        --------
                                                                           3,190
                                                                        --------
FOREST PRODUCTS & PAPER - 0.6%
   Neenah Paper, Inc.                                          26,800        947
   Rock-Tenn Co., Class A                                       3,535         96
   Schweitzer-Mauduit International, Inc.                       3,890        101
                                                                        --------
                                                                           1,144
                                                                        --------
GAS - 0.5%
   New Jersey Resources Corp.                                  20,700      1,006
                                                                        --------
HEALTHCARE - PRODUCTS - 5.4%
   Abaxis, Inc. *                                               7,770        150
   Advanced Medical Optics, Inc. *                             28,000        985
   Cooper Cos., Inc.                                           22,000        979
   DJO, Inc. *                                                 22,940        982


MULTI-MANAGER FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
HEALTHCARE - PRODUCTS - 5.4% - (CONTINUED)
   Immucor, Inc. *                                              3,890   $    114
   Kyphon, Inc. *                                              30,110      1,216
   Mentor Corp.                                                 4,200        205
   NuVasive, Inc. *                                            38,380        887
   Palomar Medical Technologies, Inc. *                         4,477        227
   Resmed, Inc. *                                              36,765      1,810
   SurModics, Inc. *                                           21,690        675
   Varian Medical Systems, Inc. *                              14,010        666
   Viasys Healthcare, Inc. *                                    1,800         50
   West Pharmaceutical Services, Inc.                          19,455        997
   Zoll Medical Corp. *                                         3,240        189
                                                                        --------
                                                                          10,132
                                                                        --------
HEALTHCARE - SERVICES - 2.9%
   AMERIGROUP Corp. *                                          11,980        430
   Genesis HealthCare Corp. *                                     118          6
   Healthways, Inc. *                                          25,590      1,221
   Kindred Healthcare, Inc. *                                   7,400        187
   Magellan Health Services, Inc. *                             1,900         82
   Matria Healthcare, Inc. *                                   33,090        951
   Molina Healthcare, Inc. *                                    3,962        129
   Option Care, Inc.                                           42,000        598
   Psychiatric Solutions, Inc. *                               27,410      1,028
   United Surgical Partners International, Inc. *              33,500        950
                                                                        --------
                                                                           5,582
                                                                        --------
HOME BUILDERS - 0.7%
   Amrep Corp.                                                  1,845        226
   Thor Industries, Inc.                                       13,000        572
   Winnebago Industries, Inc.                                  16,750        551
                                                                        --------
                                                                           1,349
                                                                        --------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                                        960         40
   Harman International Industries, Inc.                        6,880        687
   Kimball International, Inc., Class B                         2,900         71
   Tempur-Pedic International, Inc. *                          10,400        213
                                                                        --------
                                                                           1,011
                                                                        --------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   American Greetings Corp., Class A                            5,975        143
   CSS Industries, Inc.                                           700         25
   Jarden Corp. *                                              20,565        715
   Yankee Candle Co., Inc.                                      2,160         74
                                                                        --------
                                                                             957
                                                                        --------

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
INSURANCE - 3.5%
   American Physicians Capital, Inc. *                          1,876   $     75
   Argonaut Group, Inc. *                                       2,700         94
   Assured Guaranty Ltd.                                       28,230        751
   FBL Financial Group, Inc., Class A                             780         30
   FPIC Insurance Group, Inc. *                                   632         25
   Infinity Property & Casualty Corp.                          22,200      1,074
   Odyssey Re Holdings Corp.                                    8,100        302
   Presidential Life Corp.                                      1,360         30
   Primus Guaranty Ltd. *                                      47,250        546
   SCPIE Holdings, Inc. *                                         760         20
   SeaBright Insurance Holdings, Inc. *                         7,139        129
   Selective Insurance Group, Inc.                             19,081      1,093
   Stancorp Financial Group, Inc.                              17,400        784
   Stewart Information Services Corp.                          16,700        724
   Tower Group, Inc.                                            1,330         41
   W.R. Berkley Corp.                                          23,645        816
                                                                        --------
                                                                           6,534
                                                                        --------
INTERNET - 3.7%
   Art Technology Group, Inc. *                                14,165         33
   CyberSource Corp. *                                         58,650        646
   Digital Insight Corp. *                                        940         36
   Digital River, Inc. *                                        2,400        134
   F5 Networks, Inc. *                                          7,480        555
   Imergent, Inc. *                                            17,700        507
   Infospace, Inc. *                                            8,293        170
   Interwoven, Inc. *                                          13,976        205
   j2 Global Communications, Inc. *                            38,430      1,047
   Knot (The), Inc. *                                           4,400        116
   RealNetworks, Inc. *                                        16,060        176
   S1 Corp. *                                                  23,890        132
   Sohu.com, Inc. *                                             2,000         48
   SonicWALL, Inc. *                                           21,396        180
   Tumbleweed Communications Corp. *                          196,190        516
   ValueClick, Inc. *                                          64,320      1,520
   Vignette Corp. *                                             4,160         71
   WebEx Communications, Inc. *                                23,400        816
   webMethods, Inc. *                                          19,046        140
                                                                        --------
                                                                           7,048
                                                                        --------
INVESTMENT COMPANIES - 0.5%
   Capital Southwest Corp.                                        105         13
   Gladstone Capital Corp.                                      1,600         38


                           NORTHERN FUNDS QUARTERLY REPORT 4 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
INVESTMENT COMPANIES - 0.5% - (CONTINUED)
   Medallion Financial Corp.                                   65,460   $    810
                                                                        --------
                                                                             861
                                                                        --------
IRON/STEEL - 0.1%
   Olympic Steel, Inc.                                          3,439         77
   Wheeling-Pittsburgh Corp. *                                  7,910        148
                                                                        --------
                                                                             225
                                                                        --------
LEISURE TIME - 0.9%
   Cybx International, Inc. *                                 109,345        657
   K2, Inc. *                                                  58,800        775
   WMS Industries, Inc. *                                       6,500        227
                                                                        --------
                                                                           1,659
                                                                        --------
LODGING - 0.1%
   Lodgian, Inc. *                                              6,131         83
   Marcus Corp.                                                 5,940        152
                                                                        --------
                                                                             235
                                                                        --------
MACHINERY - DIVERSIFIED - 0.6%
   AGCO Corp. *                                                 5,290        164
   Flow International Corp. *                                  62,320        687
   Gerber Scientific, Inc. *                                    4,899         61
   NACCO Industries, Inc., Class A                              1,610        220
                                                                        --------
                                                                           1,132
                                                                        --------
MEDIA - 1.2%
   Central European Media Enterprises Ltd. *                   16,900      1,183
   Cox Radio, Inc., Class A *                                  17,546        286
   Radio One, Inc., Class D *                                  40,700        274
   Saga Communications, Inc., Class A *                        25,000        240
   Scholastic Corp. *                                           6,380        229
                                                                        --------
                                                                           2,212
                                                                        --------
METAL FABRICATION/HARDWARE - 0.0%
   Ampco-Pittsburgh Corp.                                         990         33
                                                                        --------
MINING - 0.1%
   USEC, Inc. *                                                14,380        183
                                                                        --------
MISCELLANEOUS MANUFACTURING - 2.9%
   Acuity Brands, Inc.                                          3,020        157
   EnPro Industries, Inc. *                                     1,977         66
   Freightcar America, Inc.                                     1,000         56
   Harsco Corp.                                                10,800        822
   Hexcel Corp. *                                              52,000        905
   Matthews International Corp., Class A                       37,850      1,489
   Roper Industries, Inc.                                      15,800        794
   Smith (A.O.) Corp.                                           4,000        150

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
MISCELLANEOUS MANUFACTURING - 2.9% - (CONTINUED)
   SPX Corp.                                                    2,206   $    135
   Tredegar Corp.                                              38,349        867
                                                                        --------
                                                                           5,441
                                                                        --------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   IKON Office Solutions, Inc.                                 25,369        415
                                                                        --------
OIL & GAS - 0.9%
   Holly Corp.                                                  5,552        285
   Houston Exploration Co. *                                      600         31
   Quicksilver Resources, Inc. *                               26,500        970
   Swift Energy Co. *                                           8,030        360
                                                                        --------
                                                                           1,646
                                                                        --------
OIL & GAS SERVICES - 1.6%
   Lufkin Industries, Inc.                                     12,340        717
   Matrix Service Co. *                                         2,400         39
   Oceaneering International, Inc. *                           24,300        965
   Tetra Technologies, Inc. *                                  28,045        717
   Tidewater, Inc.                                              3,500        169
   Trico Marine Services, Inc. *                                3,893        149
   Universal Compression Holdings, Inc. *                       2,000        124
   Veritas DGC, Inc. *                                            903         77
                                                                        --------
                                                                           2,957
                                                                        --------
PACKAGING & CONTAINERS - 0.1%
   AEP Industries, Inc. *                                       1,900        101
                                                                        --------
PHARMACEUTICALS - 2.9%
   Alkermes, Inc. *                                            15,863        212
   Barr Pharmaceuticals, Inc. *                                11,825        593
   Caraco Pharmaceutical Laboratories Ltd. *                    9,980        140
   Cephalon, Inc. *                                             1,200         84
   Combinatorx, Inc. *                                          6,300         55
   King Pharmaceuticals, Inc. *                                13,196        210
   NBTY, Inc. *                                                 5,435        226
   Noven Pharmaceuticals, Inc. *                               10,799        275
   Nuvelo, Inc. *                                                 900          4
   Pain Therapeutics, Inc. *                                   18,558        165
   Par Pharmaceutical Cos., Inc. *                             20,500        459
   Pozen, Inc. *                                                4,200         71
   Santarus, Inc. *                                           114,100        893
   Sciele Pharma, Inc. *                                       48,100      1,154
   USANA Health Sciences, Inc. *                                3,528        182
   VCA Antech, Inc. *                                          20,305        654
   Watson Pharmaceuticals, Inc. *                                 777         20
                                                                        --------
                                                                           5,397
                                                                        --------


MULTI-MANAGER FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
PIPELINES - 0.0%
   Oneok, Inc.                                                    900   $     39
                                                                        --------
REAL ESTATE - 0.1%
   Avatar Holdings, Inc. *                                        303         24
   Jones Lang LaSalle, Inc.                                     1,235        114
                                                                        --------
                                                                             138
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS - 1.5%
   American Home Mortgage Investment Corp.                     11,883        417
   Arbor Realty Trust, Inc.                                     4,160        125
   Crystal River Capital, Inc.                                  1,500         38
   FelCor Lodging Trust, Inc.                                   5,450        119
   Franklin Street Properties Corp.                             6,414        135
   Gramercy Capital Corp. of New York                             850         26
   HRPT Properties Trust                                        4,000         50
   Mack-Cali Realty Corp.                                       2,500        128
   Medical Properties Trust, Inc.                              17,832        273
   New Century Financial Corp.                                  5,281        167
   Newkirk Realty Trust, Inc.                                  19,457        351
   NorthStar Realty Finance Corp.                               9,470        157
   RAIT Investment Trust                                        6,402        221
   Redwood Trust, Inc.                                          2,100        122
   Senior Housing Properties Trust                              8,143        199
   SL Green Realty Corp.                                           90         12
   Spirit Finance Corp.                                        21,040        262
   Winston Hotels, Inc.                                         8,838        117
                                                                        --------
                                                                           2,919
                                                                        --------
RETAIL - 5.7%
   Abercrombie & Fitch Co., Class A                             8,960        624
   AC Moore Arts & Crafts, Inc. *                              59,300      1,285
   Asbury Automotive Group, Inc.                                6,157        145
   Autonation, Inc. *                                           3,240         69
   Big Lots, Inc. *                                             4,030         92
   Bob Evans Farms, Inc.                                        1,900         65
   Books-A-Million, Inc.                                        2,320         53
   Brown Shoe Co., Inc.                                         3,140        150
   Buffalo Wild Wings, Inc. *                                   2,100        112
   CEC Entertainment, Inc. *                                    7,440        299
   Charming Shoppes, Inc. *                                     3,100         42
   Christopher & Banks Corp.                                    1,710         32
   Dillard's, Inc., Class A                                     5,280        185
   Dress Barn, Inc. *                                           3,780         88
   Duckwall-ALCO Stores, Inc. *                                13,870        541
   Ezcorp, Inc., Class A *                                      3,672         60

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
RETAIL - 5.7% - (CONTINUED)
   First Cash Financial Services, Inc. *                        1,880   $     49
   Fred's, Inc.                                                31,500        379
   Haverty Furniture Cos., Inc.                                 2,600         38
   Jack in the Box, Inc. *                                      6,810        416
   Jo-Ann Stores, Inc. *                                        6,400        157
   Jos. A. Bank Clothiers, Inc. *                              24,560        721
   Landry's Restaurants, Inc.                                   2,100         63
   McCormick & Schmick's Seafood
      Restaurants, Inc. *                                      25,480        613
   O'Charleys, Inc. *                                           6,230        133
   Office Depot, Inc. *                                        20,290        774
   Papa John's International, Inc. *                            4,294        125
   Payless Shoesource, Inc. *                                   2,300         75
   Rush Enterprises, Inc., Class A *                            3,960         67
   School Specialty, Inc. *                                    26,000        975
   Shoe Carnival, Inc. *                                        3,973        126
   Sonic Automotive, Inc., Class A                              4,770        138
   Syms Corp. *                                                 2,325         46
   Systemax, Inc. *                                             3,400         59
   Tractor Supply Co. *                                        22,630      1,012
   United Auto Group, Inc.                                      2,300         54
   World Fuel Services Corp.                                   21,200        943
                                                                        --------
                                                                          10,805
                                                                        --------
SAVINGS & LOANS - 0.5%
   BankUnited Financial Corp., Class A                          9,929        277
   Downey Financial Corp.                                       5,300        385
   Partners Trust Financial Group, Inc.                        14,240        166
   PFF Bancorp, Inc.                                              838         29
   TierOne Corp.                                                3,140         99
                                                                        --------
                                                                             956
                                                                        --------
SEMICONDUCTORS - 3.2%
   Actel Corp. *                                                9,174        167
   Applied Micro Circuits Corp. *                              11,000         39
   ARM Holdings PLC ADR                                        87,460        638
   Atmel Corp. *                                               33,236        201
   BTU International, Inc. *                                   71,500        701
   Cirrus Logic, Inc. *                                        22,206        153
   Diodes, Inc. *                                              14,225        505
   Exar Corp. *                                                 8,282        108
   ON Semiconductor Corp. *                                   135,205      1,023
   Rudolph Technologies, Inc. *                                10,965        174
   Silicon Image, Inc. *                                        5,572         71


                           NORTHERN FUNDS QUARTERLY REPORT 6 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND (continued)

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
SEMICONDUCTORS - 3.2% - (CONTINUED)
   Silicon Motion Technology Corp. ADR *                       49,385   $    784
   Tessera Technologies, Inc. *                                19,260        777
   Triquint Semiconductor, Inc. *                              20,430         92
   Veeco Instruments, Inc. *                                    3,368         63
   Volterra Semiconductor Corp. *                              32,720        491
                                                                        --------
                                                                           5,987
                                                                        --------
SOFTWARE - 5.4%
   Altiris, Inc. *                                             10,210        259
   Avid Technology, Inc. *                                     27,000      1,006
   Blackbaud, Inc.                                              4,305        112
   Business Objects S.A. ADR *                                 28,900      1,140
   Cognos, Inc. *                                              13,830        587
   CSG Systems International, Inc. *                            7,920        212
   Eclipsys Corp. *                                            50,160      1,031
   Global Payments, Inc.                                        7,290        338
   Hyperion Solutions Corp. *                                  21,800        783
   JDA Software Group, Inc. *                                   2,730         38
   Keane, Inc. *                                                5,600         67
   MapInfo Corp. *                                              3,900         51
   MicroStrategy, Inc., Class A *                               2,004        228
   MSC.Software Corp. *                                        64,800        987
   Nuance Communications, Inc. *                               76,590        878
   Omnicell, Inc. *                                             4,300         80
   OPNET Technologies, Inc. *                                   1,240         18
   PDF Solutions, Inc. *                                       25,520        369
   Schawk, Inc.                                                29,000        567
   SEI Investments Co.                                             42          2
   Sybase, Inc. *                                               1,300         32
   SYNNEX Corp. *                                               1,600         35
   Ulticom, Inc. *                                              3,100         30
   Ultimate Software Group, Inc. *                             60,490      1,407
                                                                        --------
                                                                          10,257
                                                                        --------
TELECOMMUNICATIONS - 3.3%
   Amdocs Ltd. *                                               20,120        780
   Anaren, Inc. *                                               6,700        119
   Carrier Access Corp. *                                      16,636        109
   CT Communications, Inc.                                      8,400        193
   Ditech Networks, Inc. *                                     14,804        102
   General Communication, Inc., Class A *                      73,500      1,156
   Interdigital Communications Corp. *                          9,427        316
   Leap Wireless International, Inc. *                          1,410         84
   Lightbridge, Inc. *                                          4,790         65

                                                             NUMBER       VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
COMMON STOCKS - 95.2% - CONTINUED
TELECOMMUNICATIONS - 3.3% - (CONTINUED)
   NeuStar, Inc., Class A *                                    22,975   $    745
   NII Holdings, Inc. *                                        13,590        876
   Polycom, Inc. *                                             11,040        341
   Sirenza Microdevices, Inc. *                               108,592        854
   Sycamore Networks, Inc. *                                   32,060        121
   USA Mobility, Inc.                                          10,795        241
   UTStarcom, Inc. *                                           23,014        201
                                                                        --------
                                                                           6,303
                                                                        --------
TEXTILES - 0.7%
   G&K Services, Inc., Class A                                  8,400        327
   Unifirst Corp. of Massachusetts                             25,200        968
                                                                        --------
                                                                           1,295
                                                                        --------
TOYS, GAMES & HOBBIES - 0.6%
   Marvel Entertainment, Inc. *                                14,300        385
   RC2 Corp. *                                                 17,000        748
                                                                        --------
                                                                           1,133
                                                                        --------
TRANSPORTATION - 3.0%
   American Commercial Lines, Inc. *                           11,674        765
   Atlas Air Worldwide Holdings, Inc. *                        22,915      1,020
   Bristow Group, Inc. *                                          970         35
   Celadon Group, Inc. *                                       37,770        633
   Dynamex, Inc. *                                                100          2
   Knight Transportation, Inc.                                 43,200        737
   Landstar System, Inc.                                       23,800        909
   Overseas Shipholding Group                                   2,350        132
   P.A.M. Transportation Services, Inc. *                       4,110         90
   Saia, Inc. *                                                 4,892        113
   Tsakos Energy Navigation Ltd.                               16,300        748
   U.S. Xpress Enterprises, Inc., Class A *                     4,723         78
   USA Truck, Inc. *                                           25,000        401
                                                                        --------
                                                                           5,663
                                                                        --------
TOTAL COMMON STOCKS
(COST $164,685)                                                          179,991


MULTI-MANAGER FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2006 (UNAUDITED)

                                                             NUMBER      VALUE
                                                           OF SHARES     (000S)
                                                          -----------   --------
INVESTMENT COMPANIES - 5.0%
   iShares Russell 2000 Index Fund                              5,100   $    398
   iShares Russell 2000 Value Index Fund                       25,600      2,049
   Northern Institutional Funds -
   Diversified Assets Portfolio (1)                         7,072,814      7,073
                                                                        --------
TOTAL INVESTMENT COMPANIES
(COST $9,455)                                                              9,520

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
                                                          -----------   --------
SHORT-TERM INVESTMENT - 0.5%
   ING Bank, Amsterdam,
   Eurodollar Time Deposit,
      5.28%, 1/3/07                                       $       962        962
TOTAL SHORT-TERM INVESTMENT
(COST $962)                                                                  962
                                                                        --------
TOTAL INVESTMENTS - 100.7%
(COST $175,102)                                                          190,473
   Liabilities less Other Assets - (0.7)%                                 (1,291)
                                                                        --------
NET ASSETS - 100.0%                                                     $189,182

(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

*    Non-Income Producing Security

Federal Tax Information:

At December 31, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $175,102
Gross tax appreciation of investments                                   $ 18,183
Gross tax depreciation of investments                                     (2,812)
                                                                        --------
Net tax appreciation of investments                                     $ 15,371
                                                                        --------


                           NORTHERN FUNDS QUARTERLY REPORT 8 MULTI-MANAGER FUNDS

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Northern Funds

By:               /s/ Lloyd A. Wennlund
                  --------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)

Date:             February  26, 2007
                  ------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      Northern Funds

By:               /s/ Lloyd A. Wennlund
                  --------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)


Date:             February 26, 2007
                  -----------------


By:               /s/ Stuart N. Schuldt
                  --------------------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)


Date:             February 26, 2007
                  -----------------